UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – October 31, 2015

Item 1: Reports to Shareholders

Annual Report | October 31, 2015

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
European Stock Index Fund.	10
Pacific Stock Index Fund.	34
Your Fund’s After-Tax Returns.	59
About Your Fund’s Expenses.	60
Glossary.	62

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2015
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	-0.77%
FTSE Europe ETF Shares
Market Price	-0.77
Net Asset Value	-0.62
Admiral™ Shares	-0.61
Institutional Shares	-0.58
Institutional Plus Shares (Inception: 12/5/2014)	-2.59
Spliced European Stock Index	0.17
European Region Funds Average	3.02

For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Pacific Stock Index Fund
Investor Shares	-3.07%
FTSE Pacific ETF Shares
Market Price	-3.29
Net Asset Value	-2.93
Admiral Shares	-2.92
Institutional Shares	-2.84
Spliced Pacific Stock Index	-0.10
Japan/Pacific Region Funds Average	0.83

For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

The fiscal year ended October 31, 2015, was a volatile one for the world’s equity markets. Both domestic and international markets struggled late in the period. The strength of the U.S. dollar further hindered results of international stocks, which lost ground as a whole.

Although results varied dramatically from country to country, stocks of developed economies generally held up better than those of emerging markets. In this investment environment, Vanguard European Stock Index Fund returned –0.77% and Vanguard Pacific Stock Index Fund returned –3.07%. (All returns cited in this letter are for Investor Shares.) Because of temporary price differences arising from fair-value pricing policies, the funds’ returns diverged from those of their target indexes. The fair value impact was especially notable in the Pacific Stock Index Fund, a reflection of elevated volatility in global stock markets and the significant time-zone differences between U.S. markets and those in the Pacific region (see the box on page 7).

Please note that on October 1, 2015, all share classes of the funds transitioned from FTSE benchmarks containing large- and mid-capitalization stocks to broader ones that include large-, mid-, and small-caps. The European Stock Index Fund is now tracking the FTSE Developed Europe All Cap Index, and the Pacific Stock Index Fund is now tracking the FTSE Developed Asia Pacific All Cap Index. We believe that adding small-cap exposure to the funds offers investors fuller diversification benefits.

2

If you own shares of the funds in a taxable account, you may wish to review the information about after-tax returns presented later in this report.

Global stock markets struggled, and some failed to advance
The broad U.S. stock market returned more than 4% for the 12 months. The market traveled a bumpy road to that result. Fears surfaced in late summer that slower economic growth in China would spread across the globe. A sharp drop in August erased the market’s earlier gains, and stocks slid further in September.

In October, however, U.S. stocks staged a robust rally as the Federal Reserve kept short-term interest rates at historical lows. Corporate earnings, although lower than in recent years, mostly exceeded expectations. In Europe and Asia, central banks signaled or enacted more stimulus measures to counter sluggish growth and low inflation.

The broad international stock market returned about –4% for U.S. investors as the dollar’s strength weighed on local-market returns. Stocks tumbled in emerging markets, where the concerns about China seemed to weigh most heavily.

The search for a safe haven gave bonds a bit of a boost
The broad U.S. taxable bond market, which returned 1.96%, benefited from investors’ desire for safe-haven assets during periods of stock market volatility. The yield of the 10-year Treasury note ended October at

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.86%	16.28%	14.32%
Russell 2000 Index (Small-caps)	0.34	13.90	12.06
Russell 3000 Index (Broad U.S. market)	4.49	16.09	14.14
FTSE All-World ex US Index (International)	-3.83	5.20	2.99

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.96%	1.65%	3.03%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.87	2.91	4.28
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.02	0.04

CPI
Consumer Price Index	0.17%	0.93%	1.69%

3

2.17%, down from 2.31% a year earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned about –7%, also held back by the strong dollar. Without this currency effect, international bond returns were positive.

The Fed’s 0%–0.25% target for short-term interest rates continued to constrain returns for money market funds and savings accounts.

The strong U.S. dollar turned robust advances into losses
For the 12 months, developed markets in the Pacific region and Europe were essentially flat. Both markets posted sizable gains in local currencies, but the strength of the U.S. dollar against most currencies—including the euro, British pound, and yen—ate away some of that performance for U.S. investors. Of course, whenever the tide turns and foreign currencies strengthen, U.S. investor returns will benefit.

Results across European countries were mixed amid global instability and the slower growth in China. The United Kingdom—the region’s biggest market,

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
European Stock Index Fund	0.26%	0.12%	0.12%	0.09%	0.08%	1.52%
Pacific Stock Index Fund	0.26	0.12	0.12	0.09	—	1.33

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the funds’ expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.12% for FTSE Europe ETF Shares, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.08% for Institutional Plus Shares (since inception); and for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for FTSE Pacific ETF Shares, 0.12% for Admiral Shares, and 0.09% for Institutional Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; and for the Pacific Stock Index Fund, Japan/Pacific Region Funds.

4

accounting for roughly one-third of the European Index Fund’s holdings—was down 3%. Spain (–13%), Sweden (–3%), and Norway (–21%) also lost ground.

Gains in several of the euro zone’s other economies helped offset some of the weakness. These countries—including France (+6%), Germany (+3%), Switzerland (+2%), the Netherlands (+11%), and Italy (+3%)—benefited from the euro’s continuing slide, cheaper oil, and the European Central Bank’s launch of a quantitative easing program.

In Europe, the ten market sectors were split in half between positive and negative results. Consumer goods and services and health care were among the top contributors to performance, while oil and gas and financials detracted the most.

In the Pacific region, Japan was the lone bright spot. Although its economic growth is still slow and inflation remains low, the weaker yen boosted Japanese exports to the United States and Europe. The country’s stocks—which account for well over half the Pacific Stock Index Fund’s holdings—rose more than 10%, but those gains weren’t enough to offset losses in the rest of the region.

Total Returns
Ten Years Ended October 31, 2015
Average
Annual Return
European Stock Index Fund Investor Shares	4.44%
Spliced European Stock Index	4.46
European Region Funds Average	4.61
For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Pacific Stock Index Fund Investor Shares	3.18%
Spliced Pacific Stock Index	3.42
Japan/Pacific Region Funds Average	2.02
For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Australia, a big exporter of commodities, declined 20% amid price drops triggered by China’s slowdown. South Korea (–7%), Singapore (–12%), and Hong Kong (–3%) also lost ground for the period.

Six sectors in the Pacific region posted negative results. Stocks in the financial, basic materials, and oil and gas sectors weighed most heavily on the fund’s performance. Consumer goods and health care, the fund’s top contributors, both produced double-digit gains.

Over the past decade, the funds tightly tracked their indexes
For the ten years ended October 31, 2015, Vanguard European Stock Index Fund delivered an average annual result of 4.44% and Vanguard Pacific Stock Index Fund an average of 3.18% per year.

Staying the course can help you stay closer to your fund’s return

When stock markets are highly volatile, as in
recent months, it’s tempting to run for cover.
But the price of panic can be high.

A rough measure of what can be lost from
attempts to time the market is the difference
between the returns produced by a fund and
the returns earned by the fund’s investors.

The results shown in your fund’s Perfor-
mance Summary later in this report are its
time-weighted returns—the average annual
returns investors would have earned if they
had invested a lump sum in the fund at
the start of the period and reinvested any
distributions they received. Their actual
returns, however, depend on whether they
subsequently bought or sold any shares.
There’s often a gap between this dollar-
weighted return for investors and the
fund’s time-weighted return, as shown
in the figure to the right.

Many sensible investment behaviors can
contribute to the difference in returns, but
industry cash flow data suggest that one
important factor is the generally counter-
productive effort to buy and sell at the “right” time.
Keeping your emotions in check can help narrow the gap.

Fund returns vs. investor returns

Notes: Data are for the decade ended September 30, 2015. The average fund return and average investor return are from Morningstar, based on
U.S. -domiciled international equity funds that have reported ten-year returns. The average fund return is the average of the international stock funds’ time-weighted returns. The average investor return assumes that the growth of a fund’s total net assets for a given period is driven by market returns and investor cash ‚ow. To calculate investor return, a fund’s change in assets for the period is discounted by the return of the fund to isolate how much of the asset growth was driven by cash
‚ow. A model similar to an internal rate-of-return calculation is then used to calculate a constant growth rate that links the beginning total net assets and periodic cash ‚ows to the ending total net assets.
Sources: Vanguard and Morningstar, Inc.

6

The Pacific Stock Index Fund outpaced the average result of its peers; the European Stock Index Fund slightly lagged its peer group average.

For any index fund, success is defined as closely tracking the performance of its target index, which like all indexes incurs no expenses. Both funds continued to meet this objective over the past decade—no easy feat during a period that included the worst global recession since the Great Depression. This is a tribute to the experience, talent, and sophisticated systems of the funds’ advisor, Vanguard Equity Index Group. The advisor’s efforts have been helped by the funds’ low expenses, which allow you to keep more of the return on your investment.

A dose of discipline is crucial when markets become volatile
The developments over the past few months remind us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

7

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 17, 2015

8

Your Fund’s Performance at a Glance
October 31, 2014, Through October 31, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$29.05	$27.98	$0.878	$0.000
FTSE Europe ETF Shares	54.08	52.09	1.711	0.000
Admiral Shares	67.64	65.16	2.139	0.000
Institutional Shares	28.85	27.79	0.922	0.000
Institutional Plus Shares	131.51	124.09	4.147	0.000
(Inception: 12/5/2014)
Vanguard Pacific Stock Index Fund
Investor Shares	$11.59	$10.99	$0.246	$0.000
FTSE Pacific ETF Shares	60.80	57.65	1.383	0.000
Admiral Shares	75.19	71.30	1.710	0.000
Institutional Shares	11.50	10.91	0.265	0.000

9

European Stock Index Fund

Fund Profile
As of October 31, 2015

Share-Class Characteristics
	Investor	FTSE Europe	Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEURX	VGK	VEUSX	VESIX	VEUPX
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%	0.08%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Number of Stocks	1,236	1,229	5,715
Median Market Cap	$40.1B	$40.3B	$22.8B
Price/Earnings Ratio	20.0x	20.0x	17.6x
Price/Book Ratio	1.9x	1.9x	1.6x
Return on Equity	16.2%	16.2%	14.6%
Earnings Growth
Rate	7.6%	7.6%	11.3%
Dividend Yield	3.2%	3.2%	2.9%
Turnover Rate	13%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Basic Materials	6.9%	6.9%	6.9%
Consumer Goods	18.1	18.1	16.5
Consumer Services	8.2	8.2	8.8
Financials	23.1	23.0	26.2
Health Care	12.1	12.1	8.3
Industrials	13.3	13.4	14.0
Oil & Gas	6.4	6.3	6.0
Technology	3.6	3.6	5.2
Telecommunications	4.6	4.6	4.6
Utilities	3.7	3.8	3.5

Volatility Measures
	Spliced	FTSE Global
	European	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.99	0.87
Beta	0.97	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	2.6%
Roche Holding AG	Pharmaceuticals	2.1
Novartis AG	Pharmaceuticals	2.1
Royal Dutch Shell plc	Integrated Oil & Gas	1.8
HSBC Holdings plc	Banks	1.6
Unilever	Personal Products	1.3
Sanofi	Pharmaceuticals	1.2
British American
Tobacco plc	Tobacco	1.2
Bayer AG	Specialty Chemicals	1.2
BP plc	Integrated Oil & Gas	1.2
Top Ten		16.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the expense ratios were 0.26% for Investor Shares, 0.12% for FTSE Europe ETF Shares, 0.12% for Admiral Shares, 0.09% for Institutional Shares, and 0.08% for Institutional Plus Shares (since inception).

10

European Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Europe
United Kingdom	32.2%	32.1%	15.0%
France	13.9	13.8	6.4
Switzerland	13.3	13.5	6.3
Germany	13.4	13.3	6.2
Spain	5.0	5.0	2.3
Sweden	4.7	4.7	2.2
Netherlands	4.5	4.5	2.1
Italy	4.2	4.2	2.0
Denmark	2.6	2.7	1.2
Belgium	2.2	2.2	1.0
Finland	1.6	1.6	0.7
Norway	1.1	1.1	0.5
Other	1.3	1.3	0.7
Subtotal	100.0%	100.0%	46.6%
Pacific	0.0%	0.0%	29.5%
Emerging Markets	0.0%	0.0%	17.2%
North America	0.0%	0.0%	6.2%
Middle East	0.0%	0.0%	0.5%

11

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2005, Through October 31, 2015
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund*Investor
Shares	-0.77%	4.85%	4.44%	$15,448
Spliced European Stock Index	0.17	5.04	4.46	15,465
European Region Funds Average	3.02	5.50	4.61	15,694
FTSE Global All Cap ex US Index	-3.58	3.04	4.85	16,059

For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Europe ETF Shares
Net Asset Value	-0.62%	5.01%	4.57%	$15,637
Spliced European Stock Index	0.17	5.04	4.46	15,465
FTSE Global All Cap ex US Index	-3.58	3.04	4.85	16,059

See Financial Highlights for dividend and capital gains information.

12

European Stock Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Admiral Shares	-0.61%	5.00%	4.57%	$15,634
Spliced European Stock Index	0.17	5.04	4.46	15,465
FTSE Global All Cap ex US Index	-3.58	3.04	4.85	16,059

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund Institutional
Shares	-0.58%	5.03%	4.61%	$7,846,734
Spliced European Stock Index	0.17	5.04	4.46	7,732,524

FTSE Global All Cap ex US Index	-3.58	3.04	4.85	8,029,743

			Since	Final Value
			Inception	of a $100,000,000
			(12/5/2014)	Investment
European Stock Index Fund Institutional Plus
Shares			-2.59%	$97,408,766
Spliced European Stock Index			-2.13	97,871,372
FTSE Global All Cap ex US Index			-3.42	96,584,647

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: October 31, 2005, Through October 31, 2015
	One	Five	Ten
	Year	Years	Years
FTSE Europe ETF Shares Market Price	-0.77%	27.21%	54.24%
FTSE Europe ETF Shares Net Asset Value	-0.62	27.67	56.37
Spliced European Stock Index	0.17	27.85	54.65

13

European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2005, Through October 31, 2015

European Stock Index Fund Investor Shares
Spliced European Stock Index

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	-8.46%	4.58%	3.49%
FTSE Europe ETF Shares	3/4/2005
Market Price		-8.19	4.74	3.61
Net Asset Value		-8.36	4.72	3.62
Admiral Shares	8/13/2001	-8.35	4.71	3.61
Institutional Shares	5/15/2000	-8.31	4.75	3.65
Institutional Plus Shares	12/5/2014	—	—	-8.18[1]
1 Return since inception.

14

European Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		94,042	0.4%

Belgium
Anheuser-Busch InBev SA/NV	1,852,347	220,919	1.0%
Belgium—Other †		242,136	1.1%
		463,055	2.1%
Denmark
Novo Nordisk A/S Class B	4,285,350	227,011	1.0%
Denmark—Other †		341,965	1.6%
		568,976	2.6%

Finland †		332,802	1.5%

France
Sanofi	2,623,099	264,460	1.2%
TOTAL SA	4,778,940	231,585	1.1%
BNP Paribas SA	2,267,980	137,563	0.6%
AXA SA	4,473,524	119,434	0.6%
LVMH Moet Hennessy Louis Vuitton SE	581,598	108,205	0.5%
1 France—Other †		2,087,038	9.7%
		2,948,285	13.7%
Germany
Bayer AG	1,920,429	256,339	1.2%
Daimler AG	2,218,361	192,500	0.9%
Allianz SE	1,057,348	185,142	0.9%
Siemens AG	1,839,102	184,961	0.9%
BASF SE	2,143,791	175,726	0.8%
SAP SE	2,075,684	164,098	0.8%
* Deutsche Telekom AG	7,351,999	137,469	0.6%
1 Germany—Other †		1,560,735	7.2%
		2,856,970	13.3%

15

European Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Greece †		13,585	0.1%

Ireland †		116,678	0.5%

Italy
Intesa Sanpaolo SPA (Registered)	27,956,087	97,459	0.4%
Eni SPA	5,720,538	93,330	0.4%
1 Italy—Other †		701,147	3.3%
		891,936	4.1%
Netherlands
Unilever NV	3,614,390	162,918	0.7%
ING Groep NV	8,968,416	130,064	0.6%
1 Netherlands—Other †		665,026	3.1%
		958,008	4.4%

[1]Norway †		228,343	1.1%

Portugal †		60,705	0.3%

Spain
Banco Santander SA	33,111,342	185,420	0.9%
Telefonica SA	9,834,395	129,930	0.6%
Banco Bilbao Vizcaya Argentaria SA	14,544,939	125,039	0.6%
Iberdrola SA	13,097,396	93,500	0.4%
1 Spain—Other †		536,056	2.5%
		1,069,945	5.0%

[1]Sweden †		1,003,257	4.7%

Switzerland
Nestle SA	7,273,528	555,283	2.6%
Roche Holding AG	1,665,534	451,130	2.1%
Novartis AG	4,952,288	449,004	2.1%
UBS Group AG	8,156,942	162,795	0.8%
Cie Financiere Richemont SA	1,186,004	101,441	0.5%
ABB Ltd.	5,157,118	97,134	0.4%
Credit Suisse Group AG	3,790,928	94,401	0.4%
Roche Holding AG (Bearer)	32,284	8,819	0.0%
1 Switzerland—Other †		956,447	4.4%
		2,876,454	13.3%
United Kingdom
HSBC Holdings plc	45,322,008	354,004	1.6%
British American Tobacco plc	4,328,810	256,941	1.2%
BP plc	42,352,770	251,396	1.2%
GlaxoSmithKline plc	11,290,468	243,174	1.1%
Vodafone Group plc	61,695,338	203,389	0.9%
Royal Dutch Shell plc Class A	7,228,504	187,714	0.9%
AstraZeneca plc	2,930,635	187,063	0.9%
Diageo plc	5,849,238	169,035	0.8%
Lloyds Banking Group plc	142,036,421	161,166	0.8%
Royal Dutch Shell plc Class B	5,637,815	147,262	0.7%
Reckitt Benckiser Group plc	1,476,356	144,047	0.7%
BT Group plc	19,435,917	138,954	0.6%
Barclays plc	38,891,467	138,416	0.6%

16

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Prudential plc		5,925,786	138,315	0.6%
SABMiller plc		2,195,423	135,049	0.6%
National Grid plc		8,759,813	124,678	0.6%
BG Group plc		7,903,590	124,496	0.6%
Unilever plc		2,801,755	124,426	0.6%
Imperial Tobacco Group plc		2,237,357	120,521	0.6%
Rio Tinto plc		2,854,048	103,506	0.5%
Shire plc		1,365,124	103,373	0.5%
Royal Dutch Shell plc Class A (Amsterdam Shares)		1,817,380	47,526	0.2%
1 United Kingdom—Other †			3,262,738	15.1%
			6,867,189	31.9%
Total Common Stocks (Cost $25,268,038)			21,350,230	99.0%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
3,[4] Vanguard Market Liquidity Fund	0.207%	383,815,921	383,816	1.8%

[5,6]U.S. Government and Agency Obligations †			39,495	0.2%
Total Temporary Cash Investments (Cost $423,305)			423,311	2.0%[2]
[7]Total Investments (Cost $25,691,343)			21,773,541	101.0%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,845
Receivables for Investment Securities Sold			2,806
Receivables for Accrued Income			60,346
Receivables for Capital Shares Issued			1,943
Other Assets			41,394
Total Other Assets			108,334	0.5%
Liabilities
Payables for Investment Securities Purchased			(3,873)
Collateral for Securities on Loan			(267,382)
Payables for Capital Shares Redeemed			(1,416)
Payables to Vanguard			(15,262)
Other Liabilities			(39,319)
Total Liabilities			(327,252)	(1.5%)
Net Assets			21,554,623	100.0%

At October 31, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				27,414,215
Undistributed Net Investment Income				12,532
Accumulated Net Realized Losses				(1,961,302)

17

European Stock Index Fund

Amount
($000)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,917,802)
Futures Contracts	9,608
Forward Currency Contracts	636
Foreign Currencies	(3,264)
Net Assets	21,554,623

Investor Shares—Net Assets
Applicable to 26,088,214 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	729,951
Net Asset Value Per Share—Investor Shares	$27.98

ETF Shares—Net Assets
Applicable to 299,059,412 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,578,259
Net Asset Value Per Share—ETF Shares	$52.09

Admiral Shares—Net Assets
Applicable to 63,497,564 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,137,335
Net Asset Value Per Share—Admiral Shares	$65.16

Institutional Shares—Net Assets
Applicable to 31,207,142 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	867,116
Net Asset Value Per Share—Institutional Shares	$27.79

Institutional Plus Shares—Net Assets
Applicable to 1,949,903 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	241,962
Net Asset Value Per Share—Institutional Plus Shares	$124.09

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $88,399,000, representing 0.4% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $267,382,000 of collateral received for securities on loan.
5 Securities with a value of $19,898,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $9,004,000 have been segregated as collateral for open forward currency contracts.
7 The total value of securities on loan is $226,446,000.
See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2015
($000)
Investment Income
Income
Dividends[1]	628,958
Interest[2]	112
Securities Lending	15,984
Total Income	645,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,151
Management and Administrative—Investor Shares	1,686
Management and Administrative—ETF Shares	11,473
Management and Administrative—Admiral Shares	3,660
Management and Administrative—Institutional Shares	504
Management and Administrative—Institutional Plus Shares	103
Marketing and Distribution—Investor Shares	151
Marketing and Distribution—ETF Shares	1,945
Marketing and Distribution—Admiral Shares	453
Marketing and Distribution—Institutional Shares	134
Marketing and Distribution—Institutional Plus Shares	6
Custodian Fees	1,708
Auditing Fees	47
Shareholders’ Reports—Investor Shares	21
Shareholders’ Reports—ETF Shares	214
Shareholders’ Reports—Admiral Shares	30
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	14
Total Expenses	24,302
Net Investment Income	620,752
Realized Net Gain (Loss)
Investment Securities Sold	234,206
Futures Contracts	(17,257)
Foreign Currencies and Forward Currency Contracts	(5,521)
Realized Net Gain (Loss)	211,428
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,183,571)
Futures Contracts	10,533
Foreign Currencies and Forward Currency Contracts	337
Change in Unrealized Appreciation (Depreciation)	(1,172,701)
Net Increase (Decrease) in Net Assets Resulting from Operations	(340,521)
1 Dividends are net of foreign withholding taxes of $32,426,000.
2 Interest income from an affiliated company of the fund was $92,000.
See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	620,752	898,074
Realized Net Gain (Loss)	211,428	1,146,770
Change in Unrealized Appreciation (Depreciation)	(1,172,701)	(2,273,099)
Net Increase (Decrease) in Net Assets Resulting from Operations	(340,521)	(228,255)
Distributions
Net Investment Income
Investor Shares	(23,457)	(33,657)
ETF Shares	(433,791)	(643,629)
Admiral Shares	(131,297)	(156,533)
Signal Shares	—	(15,253)
Institutional Shares	(28,805)	(42,503)
Institutional Plus Shares	(6,528)	(470)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(623,878)	(892,045)
Capital Share Transactions
Investor Shares	(21,781)	(49,003)
ETF Shares	4,618,360	450,062
Admiral Shares	363,663	803,980
Signal Shares	—	(426,309)
Institutional Shares	(118,126)	159,390
Institutional Plus Shares	264,731	(115,592)
Net Increase (Decrease) from Capital Share Transactions	5,106,847	822,528
Total Increase (Decrease)	4,142,448	(297,772)
Net Assets
Beginning of Period	17,412,175	17,709,947
End of Period[1]	21,554,623	17,412,175

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $12,532,000 and $18,346,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.05	$30.42	$24.69	$24.48	$27.15
Investment Operations
Net Investment Income	. 866	1.235[1]	.830	.836	.882[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.058)	(1.380)	5.800	.925	(2.545)
Total from Investment Operations	(.192)	(.145)	6.630	1.761	(1.663)
Distributions
Dividends from Net Investment Income	(.878)	(1.225)	(.900)	(1.551)	(1.007)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.878)	(1.225)	(.900)	(1.551)	(1.007)
Net Asset Value, End of Period	$27.98	$29.05	$30.42	$24.69	$24.48

Total Return[3]	-0.77%	-0.73%	27.47%	7.77%	-6.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$730	$782	$868	$760	$851
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	3.05%	4.12%[1]	3.02%	3.75%	3.46%
Portfolio Turnover Rate [4]	13%	7%	10%	7%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.299 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$54.08	$56.64	$46.01	$45.66	$51.00
Investment Operations
Net Investment Income	1.691	2.384[1]	1.626	1.630	1.826[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.970)	(2.577)	10.787	1.706	(4.860)
Total from Investment Operations	(.279)	(.193)	12.413	3.336	(3.034)
Distributions
Dividends from Net Investment Income	(1.711)	(2.367)	(1.783)	(2.986)	(2.306)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.711)	(2.367)	(1.783)	(2.986)	(2.306)
Net Asset Value, End of Period	$52.09	$54.08	$56.64	$46.01	$45.66

Total Return	-0.62%	-0.60%	27.67%	7.95%	-6.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,578	$11,676	$12,061	$3,928	$2,630
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.19%	4.26%[1]	3.16%	3.89%	3.58%
Portfolio Turnover Rate [3]	13%	7%	10%	7%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.556 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$67.64	$70.85	$57.54	$57.09	$63.75
Investment Operations
Net Investment Income	2.113	2.983[1]	2.026	2.032	2.222 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.454)	(3.233)	13.503	2.152	(6.020)
Total from Investment Operations	(.341)	(.250)	15.529	4.184	(3.798)
Distributions
Dividends from Net Investment Income	(2.139)	(2.960)	(2.219)	(3.734)	(2.862)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.139)	(2.960)	(2.219)	(3.734)	(2.862)
Net Asset Value, End of Period	$65.16	$67.64	$70.85	$57.54	$57.09

Total Return[3]	-0.61%	-0.61%	27.64%	7.93%	-6.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,137	$3,949	$3,340	$2,508	$2,531
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.19%	4.26%[1]	3.16%	3.89%	3.58%
Portfolio Turnover Rate [4]	13%	7%	10%	7%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.695 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$28.85	$30.21	$24.54	$24.36	$27.20
Investment Operations
Net Investment Income	. 910	1.282[1]	.871	.875	.898[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.048)	(1.371)	5.755	.912	(2.510)
Total from Investment Operations	(.138)	(.089)	6.626	1.787	(1.612)
Distributions
Dividends from Net Investment Income	(.922)	(1.271)	(.956)	(1.607)	(1.228)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.922)	(1.271)	(.956)	(1.607)	(1.228)
Net Asset Value, End of Period	$27.79	$28.85	$30.21	$24.54	$24.36

Total Return[3]	-0.58%	-0.55%	27.66%	7.95%	-6.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$867	$1,006	$901	$762	$606
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.22%	4.29%[1]	3.19%	3.92%	3.62%
Portfolio Turnover Rate [4]	13%	7%	10%	7%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.297 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

European Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Dec. 5,	Nov. 1,	May 17,
	2014[3] to	2013 to	2013[1] to
	Oct. 31,	March 17,	Oct. 31,
For a Share Outstanding Throughout Each Period	2015	2014[2]	2013
Net Asset Value, Beginning of Period	$131.51	$126.52	$116.90
Investment Operations
Net Investment Income	3.878	2.253 [4]	2.257
Net Realized and Unrealized Gain (Loss) on Investments	(7.151)	2.866	9.966
Total from Investment Operations	(3.273)	5.119	12.223
Distributions
Dividends from Net Investment Income	(4.147)	(.539)	(2.603)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(4.147)	(.539)	(2.603)
Net Asset Value, End of Period	$124.09	$131.10[2]	$126.52

Total Return	-2.59%	4.06%	10.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$242	—	$110
Ratio of Total Expenses to Average Net Assets	0.08%[5]	0.08%[5]	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	3.11%[5]	4.80%[4],5	3.20%[5]
Portfolio Turnover Rate [6]	13%	7%	10%

1 Inception.
2 Net asset value as of March 17, 2014, on which date all shares were redeemed.
3 Recommencement of operations.
4 Net investment income per share and the ratio of net investment income to average net assets include $1.242 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued May 17, 2013, and on March 17, 2014, all outstanding shares were redeemed. Institutional Plus Shares recommenced operation on December 5, 2014.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

26

European Stock Index Fund

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

27

European Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received

28

European Stock Index Fund

during the year are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2015, the fund had contributed to Vanguard capital in the amount of $1,845,000, representing 0.01% of the fund’s net assets and 0.74% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,115	21,333,115	—
Temporary Cash Investments	383,816	39,495	—
Futures Contracts—Assets[1]	62	—	—
Futures Contracts—Liabilities[1]	(592)	—	—
Forward Currency Contracts—Assets	—	32,299	—
Forward Currency Contracts—Liabilities	—	(31,663)	—
Total	400,401	21,373,246	—
1 Represents variation margin on the last day of the reporting period.

29

European Stock Index Fund

D. At October 31, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	62	32,299	32,361
Other Liabilities	(592)	(31,663)	(32,255)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(17,257)		(17,257)
Forward Currency Contracts		(484)	(484)
Realized Net Gain (Loss) on Derivatives	(17,257)	(484)	(17,741)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	10,533		10,533
Forward Currency Contracts		1,186	1,186
Change in Unrealized Appreciation (Depreciation) on Derivatives	10,533	1,186	11,719

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2015	3,248	122,097	7,927
FTSE 100 Index	December 2015	854	83,356	1,681
				9,608

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

30

European Stock Index Fund

At October 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	12/23/15	EUR	633,516	USD	711,879	(14,566)
BNP Paribas	12/23/15	EUR	316,662	USD	357,000	(8,449)
Bank of America, N.A.	12/23/15	GBP	191,456	USD	290,811	4,279
BNP Paribas	12/23/15	GBP	126,297	USD	192,969	1,691
Citibank, N.A.	12/23/15	GBP	86,500	USD	131,151	2,171
Bank of America, N.A.	12/23/15	EUR	44,475	USD	50,022	(1,068)
BNP Paribas	12/23/15	GBP	27,988	USD	43,156	(19)
Citibank, N.A.	12/23/15	GBP	27,294	USD	42,129	(61)
UBS AG	12/23/15	GBP	11,402	USD	17,299	274
BNP Paribas	12/23/15	USD	684,537	EUR	608,165	15,128
BNP Paribas	12/23/15	USD	204,099	GBP	134,564	(3,303)
Citibank, N.A.	12/23/15	USD	203,131	EUR	180,521	4,432
Bank of America, N.A.	12/23/15	USD	163,490	GBP	107,313	(1,911)
Barclays Bank PLC	12/23/15	USD	103,396	EUR	91,207	3,004
Citibank, N.A.	12/23/15	USD	94,395	GBP	62,331	(1,676)
BNP Paribas	12/23/15	USD	63,288	GBP	40,832	353
Barclays Bank PLC	12/23/15	USD	50,008	GBP	32,238	320
Barclays Bank PLC	12/23/15	USD	32,181	GBP	21,042	(251)
Credit Suisse International	12/23/15	USD	25,277	EUR	22,592	410
Goldman Sachs Bank USA	12/23/15	USD	19,175	GBP	12,643	(312)
Goldman Sachs Bank USA	12/23/15	USD	9,604	GBP	6,205	40
Morgan Stanley Capital Services LLC	12/23/15	USD	6,997	EUR	6,177	197
UBS AG	12/23/15	USD	3,821	GBP	2,509	(47)
						636

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At October 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $11,999,000 in connection with amounts due to the fund for open forward currency contracts.

31

European Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2015, the fund realized net foreign currency losses of $5,037,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $2,349,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2015, had unrealized appreciation of $9,624,000.

During the year ended October 31, 2015, the fund realized $62,344,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2015, the fund had $35,268,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $160,184,000 to offset taxable capital gains realized during the year ended October 31, 2015. At October 31, 2015, the fund had available capital losses totaling $1,949,971,000 to offset future net capital gains of $1,500,333,000 through October 31, 2017, $282,885,000 through October 31, 2018, and $166,753,000 through October 31, 2019.

At October 31, 2015, the cost of investment securities for tax purposes was $25,700,967,000. Net unrealized depreciation of investment securities for tax purposes was $3,927,426,000, consisting of unrealized gains of $1,066,674,000 on securities that had risen in value since their purchase and $4,994,100,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2015, the fund purchased $8,022,993,000 of investment securities and sold $3,116,516,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,586,792,000 and $588,070,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

32

European Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	173,988	5,929	159,279	5,113
Issued in Lieu of Cash Distributions	20,022	684	28,720	916
Redeemed	(215,791)	(7,454)	(237,002)	(7,630)
Net Increase (Decrease)—Investor Shares	(21,781)	(841)	(49,003)	(1,601)
ETF Shares
Issued	5,207,514	94,654	4,956,251	85,065
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(589,154)	(11,500)	(4,506,189)	(82,100)
Net Increase (Decrease)—ETF Shares	4,618,360	83,154	450,062	2,965
Admiral Shares
Issued[1]	936,063	13,685	1,159,727	16,220
Issued in Lieu of Cash Distributions	111,233	1,634	134,055	1,835
Redeemed	(683,633)	(10,195)	(489,802)	(6,826)
Net Increase (Decrease) —Admiral Shares	363,663	5,124	803,980	11,229
Signal Shares
Issued	—	—	118,028	4,197
Issued in Lieu of Cash Distributions	—	—	8,991	320
Redeemed[1]	—	—	(553,328)	(20,200)
Net Increase (Decrease)—Signal Shares	—	—	(426,309)	(15,683)
Institutional Shares
Issued	293,093	10,179	434,652	14,030
Issued in Lieu of Cash Distributions	21,252	732	34,138	1,095
Redeemed	(432,471)	(14,564)	(309,400)	(10,083)
Net Increase (Decrease) —Institutional Shares	(118,126)	(3,653)	159,390	5,042
Institutional Plus Shares[2]
Issued	276,203	2,054	—	—
Issued in Lieu of Cash Distributions	6,528	50	470	4
Redeemed	(18,000)	(154)	(116,062)	(877)
Net Increase (Decrease) —Institutional Plus Shares	264,731	1,950	(115,592)	(873)

1 Admiral Shares Issued and Signal Shares Redeemed include $319,504,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.
2 On March 17, 2014, all Institutional Plus Shares were redemeed. Institutional Plus Shares recommenced operations on December 5, 2014.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2015, that would require recognition or disclosure in these financial statements.

33

Pacific Stock Index Fund

Fund Profile
As of October 31, 2015

Share-Class Characteristics
	Investor	FTSE Pacific ETF	Admiral	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPL	VPADX	VPKIX
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Number of Stocks	2,210	2,196	5,715
Median Market Cap	$15.2B	$15.2B	$22.8B
Price/Earnings Ratio	15.3x	15.4x	17.6x
Price/Book Ratio	1.4x	1.4x	1.6x
Return on Equity	10.6%	10.6%	14.6%
Earnings Growth
Rate	16.2%	16.2%	11.3%
Dividend Yield	2.3%	2.3%	2.9%
Turnover Rate	14%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Basic Materials	6.5%	6.5%	6.9%
Consumer Goods	20.8	20.9	16.5
Consumer Services	10.6	10.6	8.8
Financials	26.6	26.5	26.2
Health Care	5.7	5.7	8.3
Industrials	17.3	17.3	14.0
Oil & Gas	1.7	1.7	6.0
Technology	4.2	4.2	5.2
Telecommunications	3.6	3.6	4.6
Utilities	3.0	3.0	3.5

Volatility Measures
	Spliced	FTSE Global
	Pacific	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.95	0.75
Beta	1.02	0.94

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Toyota Motor Corp.	Automobiles	2.8%
Samsung Electronics Co. Consumer
Ltd.	Electronics	2.5
Commonwealth Bank of
Australia	Banks	1.6
Mitsubishi UFJ Financial
Group Inc.	Banks	1.5
Westpac Banking Corp.	Banks	1.3
AIA Group Ltd.	Life Insurance	1.2
Honda Motor Co. Ltd.	Automobiles	1.0
National Australia Bank
Ltd.	Banks	1.0
Australia & New Zealand
Banking Group Ltd.	Banks	1.0
BHP Billiton	General Mining	0.9
Top Ten		14.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the expense ratios were 0.26% for Investor Shares, 0.12% for FTSE Pacific ETF Shares, 0.12% for Admiral Shares, and 0.09% for Institutional Shares.

34

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Europe	0.0%	0.0%	46.6%
Pacific
Japan	59.8%	59.9%	17.6%
Australia	15.9	15.8	4.7
South Korea	11.4	11.4	3.4
Hong Kong	8.9	8.9	2.6
Singapore	3.4	3.4	1.0
Other	0.6	0.6	0.2
Subtotal	100.0%	100.0%	29.5%
Emerging Markets	0.0%	0.0%	17.2%
North America	0.0%	0.0%	6.2%
Middle East	0.0%	0.0%	0.5%

35

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2005, Through October 31, 2015
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund*Investor
Shares	-3.07%	4.26%	3.18%	$13,673
Spliced Pacific Stock Index	-0.10	4.69	3.42	14,001
Japan/Pacific Region Funds Average	0.83	5.33	2.02	12,212
FTSE Global All Cap ex US Index	-3.58	3.04	4.85	16,059

For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Pacific ETF Shares
Net Asset Value	-2.93%	4.40%	3.30%	$13,829
Spliced Pacific Stock Index	-0.10	4.69	3.42	14,001
FTSE Global All Cap ex US Index	-3.58	3.04	4.85	16,059

See Financial Highlights for dividend and capital gains information.

36

Pacific Stock Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Admiral Shares	-2.92%	4.41%	3.30%	$13,836
Spliced Pacific Stock Index	-0.10	4.69	3.42	14,001
FTSE Global All Cap ex US Index	-3.58	3.04	4.85	16,059

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Institutional Shares	-2.84%	4.44%	3.34%	$6,944,517
Spliced Pacific Stock Index	-0.10	4.69	3.42	7,000,270

FTSE Global All Cap ex US Index	-3.58	3.04	4.85	8,029,743

Cumulative Returns of ETF Shares: October 31, 2005, Through October 31, 2015
	One	Five	Ten
	Year	Years	Years
FTSE Pacific ETF Shares Market Price	-3.29%	24.55%	36.90%
FTSE Pacific ETF Shares Net Asset Value	-2.93	24.03	38.29
Spliced Pacific Stock Index	-0.10	25.76	40.01

Fiscal-Year Total Returns (%): October 31, 2005, Through October 31, 2015

Pacific Stock Index Fund Investor Shares
Spliced Pacific Stock Index

For a benchmark description, see the Glossary.

37

Pacific Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	-7.80%	3.24%	2.20%
FTSE Pacific ETF Shares	3/4/2005
Market Price		-7.35	3.38	2.18
Net Asset Value		-7.64	3.37	2.32
Admiral Shares	8/13/2001	-7.62	3.38	2.32
Institutional Shares	5/15/2000	-7.60	3.42	2.36

38

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,622,556	88,832	1.6%
Westpac Banking Corp. - Primary Ticker	3,042,151	68,014	1.2%
National Australia Bank Ltd.	2,500,181	53,271	1.0%
Australia & New Zealand Banking Group Ltd.	2,749,028	52,891	1.0%
BHP Billiton Ltd.	3,068,977	50,414	0.9%
Wesfarmers Ltd.	1,070,021	29,905	0.5%
CSL Ltd.	447,187	29,700	0.5%
Woolworths Ltd.	1,211,191	20,834	0.4%
* Westpac Banking Corp.	131,848	2,863	0.1%
BT Investment Management Ltd.	188,872	1,523	0.0%
Australia—Other †		482,393	8.7%
		880,640	15.9%
Hong Kong
AIA Group Ltd.	11,507,245	67,194	1.2%
CK Hutchison Holdings Ltd.	2,692,591	36,783	0.7%
Hong Kong Exchanges and Clearing Ltd.	1,145,597	29,908	0.5%
Sun Hung Kai Properties Ltd.	1,593,118	21,260	0.4%
1 Hong Kong—Other †		336,761	6.1%
		491,906	8.9%
Japan
Toyota Motor Corp.	2,531,071	154,979	2.8%
Mitsubishi UFJ Financial Group Inc.	13,287,824	85,923	1.5%
Honda Motor Co. Ltd.	1,713,427	56,886	1.0%
Sumitomo Mitsui Financial Group Inc.	1,241,034	49,340	0.9%
SoftBank Group Corp.	885,770	49,302	0.9%
Mizuho Financial Group Inc.	23,662,041	48,385	0.9%
KDDI Corp.	1,796,200	43,389	0.8%
Takeda Pharmaceutical Co. Ltd.	740,391	35,991	0.6%
East Japan Railway Co.	362,685	34,428	0.6%
Japan Tobacco Inc.	992,159	34,276	0.6%
Sony Corp.	1,200,644	34,051	0.6%
Seven & i Holdings Co. Ltd.	745,354	33,681	0.6%

39

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
FANUC Corp.		186,976	32,904	0.6%
Central Japan Railway Co.		173,200	31,449	0.6%
Astellas Pharma Inc.		2,079,370	30,061	0.5%
Canon Inc.		1,001,717	29,922	0.5%
Mitsubishi Estate Co. Ltd.		1,207,982	25,826	0.5%
Tokio Marine Holdings Inc.		671,290	25,715	0.5%
Murata Manufacturing Co. Ltd.		180,034	25,530	0.5%
NTT DOCOMO Inc.		1,300,100	25,520	0.5%
Hitachi Ltd.		4,435,258	25,478	0.5%
Mitsui Fudosan Co. Ltd.		906,580	24,575	0.4%
Kao Corp.		479,077	24,470	0.4%
Mitsubishi Corp.		1,318,534	23,886	0.4%
Panasonic Corp.		2,035,090	23,881	0.4%
Shin-Etsu Chemical Co. Ltd.		393,655	23,307	0.4%
Nissan Motor Co. Ltd.		2,242,852	23,269	0.4%
Fuji Heavy Industries Ltd.		599,512	23,148	0.4%
Keyence Corp.		43,777	22,721	0.4%
Bridgestone Corp.		614,550	22,532	0.4%
Denso Corp.		480,886	22,263	0.4%
Mitsui & Co. Ltd.		1,629,100	20,579	0.4%
Nomura Holdings Inc.		3,266,794	20,467	0.4%
Mitsubishi Electric Corp.		1,887,954	19,579	0.4%
Hino Motors Ltd.		259,509	2,952	0.1%
Daihatsu Motor Co. Ltd.		198,757	2,424	0.0%
kabu.com Securities Co. Ltd.		139,700	457	0.0%
Japan—Other †			2,090,801	37.7%
			3,304,347	59.5%

New Zealand †			35,777	0.6%

Singapore
DBS Group Holdings Ltd.		1,701,679	20,952	0.4%
Singapore Telecommunications Ltd.		6,989,909	19,785	0.4%
Oversea-Chinese Banking Corp. Ltd.		3,053,891	19,606	0.3%
1 Singapore—Other †			129,205	2.3%
			189,548	3.4%
South Korea
Samsung Electronics Co. Ltd.		100,995	120,982	2.2%
Samsung Electronics Co. Ltd. Preference Shares		18,655	19,456	0.3%
South Korea—Other †			491,439	8.9%
			631,877	11.4%
Total Common Stocks (Cost $6,647,650)			5,534,095	99.7%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
3,[4] Vanguard Market Liquidity Fund	0.207%	147,318,927	147,319	2.7%

5U.S. Government and Agency Obligations †			5,799	0.1%
Total Temporary Cash Investments (Cost $153,118)			153,118	2.8%[2]
[6]Total Investments (Cost $6,800,768)			5,687,213	102.5%

40

Pacific Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	475
Receivables for Accrued Income	23,600
Receivables for Capital Shares Issued	585
Other Assets	7,450
Total Other Assets	32,110	0.6%
Liabilities
Payables for Investment Securities Purchased	(1,336)
Collateral for Securities on Loan	(147,319)
Payables for Capital Shares Redeemed	(631)
Payables to Vanguard	(6,841)
Other Liabilities	(12,997)
Total Liabilities	(169,124)	(3.1%)
Net Assets	5,550,199	100.0%

At October 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	7,750,977
Undistributed Net Investment Income	20,721
Accumulated Net Realized Losses	(1,110,470)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,113,555)
Futures Contracts	2,044
Forward Currency Contracts	654
Foreign Currencies	(172)
Net Assets	5,550,199

Investor Shares—Net Assets
Applicable to 28,079,443 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	308,529
Net Asset Value Per Share—Investor Shares	$10.99

ETF Shares—Net Assets
Applicable to 50,845,251 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,931,300
Net Asset Value Per Share—ETF Shares	$57.65

41

Pacific Stock Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 27,789,205 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,981,325
Net Asset Value Per Share—Admiral Shares	$71.30

Institutional Shares—Net Assets
Applicable to 30,160,808 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	329,045
Net Asset Value Per Share—Institutional Shares	$10.91

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $3,108,000, representing 0.1% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.4%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $147,319,000 of collateral received for securities on loan.
5 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $137,375,000.
See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2015
($000)
Investment Income
Income
Dividends[1]	141,018
Interest[2]	21
Securities Lending	2,647
Total Income	143,686
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,103
Management and Administrative—Investor Shares	672
Management and Administrative—ETF Shares	2,052
Management and Administrative—Admiral Shares	1,512
Management and Administrative—Institutional Shares	137
Marketing and Distribution—Investor Shares	69
Marketing and Distribution—ETF Shares	410
Marketing and Distribution—Admiral Shares	193
Marketing and Distribution—Institutional Shares	36
Custodian Fees	820
Auditing Fees	47
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—ETF Shares	59
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—Institutional Shares	8
Trustees’ Fees and Expenses	4
Total Expenses	7,159
Net Investment Income	136,527
Realized Net Gain (Loss)
Investment Securities Sold	119,174
Futures Contracts	1,815
Foreign Currencies and Forward Currency Contracts	(4,610)
Realized Net Gain (Loss)	116,379
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(432,298)
Futures Contracts	1,534
Foreign Currencies and Forward Currency Contracts	732
Change in Unrealized Appreciation (Depreciation)	(430,032)
Net Increase (Decrease) in Net Assets Resulting from Operations	(177,126)
1 Dividends are net of foreign withholding taxes of $8,266,000.
2 Interest income from an affiliated company of the fund was $16,000.
See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	136,527	138,837
Realized Net Gain (Loss)	116,379	64,452
Change in Unrealized Appreciation (Depreciation)	(430,032)	(146,338)
Net Increase (Decrease) in Net Assets Resulting from Operations	(177,126)	56,951
Distributions
Net Investment Income
Investor Shares	(7,391)	(9,804)
ETF Shares	(67,700)	(74,497)
Admiral Shares	(46,916)	(51,732)
Signal Shares	—	(3,961)
Institutional Shares	(7,766)	(9,260)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(129,773)	(149,254)
Capital Share Transactions
Investor Shares	(32,520)	(32,507)
ETF Shares	328,336	166,435
Admiral Shares	63,582	223,950
Signal Shares	—	(169,429)
Institutional Shares	9,869	(95,317)
Net Increase (Decrease) from Capital Share Transactions	369,267	93,132
Total Increase (Decrease)	62,368	829
Net Assets
Beginning of Period	5,487,831	5,487,002
End of Period[1]	5,550,199	5,487,831
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $20,721,000 and $14,099,000.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.59	$11.76	$9.63	$9.74	$10.40
Investment Operations
Net Investment Income	. 258.282		.246	.278	.289[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(. 612)	(.147)	2.187	.037	(. 619)
Total from Investment Operations	(.354)	.135	2.433	.315	(.330)
Distributions
Dividends from Net Investment Income	(.246)	(. 305)	(. 303)	(. 425)	(.330)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.246)	(. 305)	(. 303)	(. 425)	(.330)
Net Asset Value, End of Period	$10.99	$11.59	$11.76	$9.63	$9.74

Total Return[2]	-3.07%	1.21%	25.72%	3.47%	-3.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$309	$360	$398	$360	$438
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.26%	2.45%	2.27%	2.93%	2.85%
Portfolio Turnover Rate [3]	14%	5%	22%	4%	4%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$60.80	$61.71	$50.57	$51.18	$55.06
Investment Operations
Net Investment Income	1.443	1.568	1.372	1.544	1.638[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.210)	(.791)	11.475	.190	(3.275)
Total from Investment Operations	(1.767)	.777	12.847	1.734	(1.637)
Distributions
Dividends from Net Investment Income	(1.383)	(1.687)	(1.707)	(2.344)	(2.243)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.383)	(1.687)	(1.707)	(2.344)	(2.243)
Net Asset Value, End of Period	$57.65	$60.80	$61.71	$50.57	$51.18

Total Return	-2.93%	1.31%	25.88%	3.65%	-3.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,931	$2,760	$2,645	$1,563	$1,472
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.59%	2.41%	3.07%	2.97%
Portfolio Turnover Rate [2]	14%	5%	22%	4%	4%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$75.19	$76.32	$62.54	$63.28	$68.06
Investment Operations
Net Investment Income	1.783	1.937	1.695	1.905	2.051[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.963)	(.982)	14.194	.249	(4.080)
Total from Investment Operations	(2.180)	.955	15.889	2.154	(2.029)
Distributions
Dividends from Net Investment Income	(1.710)	(2.085)	(2.109)	(2.894)	(2.751)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.710)	(2.085)	(2.109)	(2.894)	(2.751)
Net Asset Value, End of Period	$71.30	$75.19	$76.32	$62.54	$63.28

Total Return[2]	-2.92%	1.32%	25.89%	3.65%	-3.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,981	$2,032	$1,832	$1,415	$1,451
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.59%	2.41%	3.07%	2.97%
Portfolio Turnover Rate [3]	14%	5%	22%	4%	4%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.50	$11.68	$9.57	$9.69	$10.42
Investment Operations
Net Investment Income	. 276.300		.263	.295	.303[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(.601)	(.158)	2.174	.034	(.609)
Total from Investment Operations	(.325)	.142	2.437	.329	(.306)
Distributions
Dividends from Net Investment Income	(. 265)	(. 322)	(. 327)	(.449)	(.424)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 265)	(. 322)	(. 327)	(.449)	(.424)
Net Asset Value, End of Period	$10.91	$11.50	$11.68	$9.57	$9.69

Total Return[2]	-2.84%	1.28%	25.96%	3.65%	-3.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$329	$336	$437	$406	$354
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.43%	2.62%	2.44%	3.10%	3.01%
Portfolio Turnover Rate [3]	14%	5%	22%	4%	4%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through October 31, 2015.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund

49

Pacific Stock Index Fund

may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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Pacific Stock Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

51

Pacific Stock Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2015, the fund had contributed to Vanguard capital in the amount of $475,000, representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	730	5,531,207	2,158
Temporary Cash Investments	147,319	5,799	—
Futures Contracts—Assets[1]	132	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Forward Currency Contracts—Assets	—	774	—
Forward Currency Contracts—Liabilities	—	(120)	—
Total	148,179	5,537,660	2,158
1 Represents variation margin on the last day of the reporting period.

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Pacific Stock Index Fund

D. At October 31, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	132	774	906
Other Liabilities	(2)	(120)	(122)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	1,815		1,815
Forward Currency Contracts		228	228
Realized Net Gain (Loss) on Derivatives	1,815	228	2,043

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,534		1,534
Forward Currency Contracts		319	319
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,534	319	1,853

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	December 2015	117	15,110	1,464
S&P ASX 200 Index	December 2015	43	4,016	291
KOSPI 200 Index	December 2015	27	2,975	289
				2,044

53

Pacific Stock Index Fund

At October 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/22/15	AUD	27,562	USD	19,457	146
BNP Paribas	12/15/15	JPY	2,176,085	USD	18,062	(14)
BNP Paribas	12/15/15	JPY	1,733,022	USD	14,361	11
Bank of America, N.A.	12/15/15	JPY	1,384,684	USD	11,579	(95)
UBS AG	12/22/15	AUD	8,169	USD	5,699	111
Goldman Sachs Bank USA	12/15/15	KRW	3,500,000	USD	3,070	(5)
Morgan Stanley Capital Services LLC	12/15/15	KRW	2,159,625	USD	1,798	93
BNP Paribas	12/15/15	USD	31,282	JPY	3,752,666	159
Morgan Stanley Capital Services LLC	12/22/15	USD	13,926	AUD	19,369	151
Morgan Stanley Capital Services LLC	12/15/15	USD	6,127	JPY	739,250	(4)
BNP Paribas	12/22/15	USD	5,072	AUD	7,079	37
BNP Paribas	12/15/15	USD	3,684	JPY	444,375	(2)
Barclays Bank PLC	12/15/15	USD	3,696	JPY	443,550	18
UBS AG	12/15/15	USD	2,985	JPY	357,500	20
UBS AG	12/22/15	USD	2,355	AUD	3,274	26
Barclays Bank PLC	12/22/15	USD	996	AUD	1,398	2
						654

AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

At October 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $594,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

54

Pacific Stock Index Fund

During the year ended October 31, 2015, the fund realized net foreign currency losses of $4,838,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $4,706,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2015, had unrealized appreciation of $10,992,000.

During the year ended October 31, 2015, the fund realized $70,925,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2015, the fund had $38,322,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $45,204,000 to offset taxable capital gains realized during the year ended October 31, 2015. At October 31, 2015, the fund had available capital losses totaling $1,109,815,000 to offset future net capital gains of $418,346,000 through October 31, 2016, $607,343,000 through October 31, 2017, $29,742,000 through October 31, 2018, and $54,384,000 through October 31, 2019.

At October 31, 2015, the cost of investment securities for tax purposes was $6,811,760,000. Net unrealized depreciation of investment securities for tax purposes was $1,124,547,000, consisting of unrealized gains of $473,840,000 on securities that had risen in value since their purchase and $1,598,387,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2015, the fund purchased $1,619,199,000 of investment securities and sold $1,250,618,000 of investment securities, other than temporary cash investments. Purchases and sales include $678,307,000 and $449,277,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

55

Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	64,269	5,573	58,007	5,061
Issued in Lieu of Cash Distributions	6,971	624	9,268	811
Redeemed	(103,760)	(9,176)	(99,782)	(8,663)
Net Increase (Decrease)—Investor Shares	(32,520)	(2,979)	(32,507)	(2,791)
ETF Shares
Issued	830,517	14,049	422,766	6,937
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(502,181)	(8,600)	(256,331)	(4,400)
Net Increase (Decrease) —ETF Shares	328,336	5,449	166,435	2,537
Admiral Shares
Issued[1]	320,195	4,274	392,179	5,284
Issued in Lieu of Cash Distributions	39,790	549	44,509	600
Redeemed	(296,403)	(4,062)	(212,738)	(2,863)
Net Increase (Decrease) —Admiral Shares	63,582	761	223,950	3,021
Signal Shares
Issued	—	—	31,226	1,214
Issued in Lieu of Cash Distributions	—	—	3,197	125
Redeemed[1]	—	—	(203,852)	(7,921)
Net Increase (Decrease)—Signal Shares	—	—	(169,429)	(6,582)
Institutional Shares
Issued	53,168	4,727	62,585	5,485
Issued in Lieu of Cash Distributions	4,987	450	7,052	622
Redeemed	(48,286)	(4,222)	(164,954)	(14,354)
Net Increase (Decrease) —Institutional Shares	9,869	955	(95,317)	(8,247)

1 Admiral Shares Issued and Signal Shares Redeemed include $150,910,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2015, that would require recognition or disclosure in these financial statements.

56

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 10, 2015

57

Special 2015 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2015, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $522,232,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $560,027,000 and foreign taxes paid of $36,316,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2016 to determine the calendar-year amounts to be included on their 2015 tax returns.

Special 2015 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2015, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $99,787,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $137,092,000 and foreign taxes paid of $8,048,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2016 to determine the calendar-year amounts to be included on their 2015 tax returns.

58

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2015. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2015

	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares
Returns Before Taxes	-0.77%	4.85%	4.44%
Returns After Taxes on Distributions	-1.56	4.03	3.74
Returns After Taxes on Distributions and Sale of Fund Shares	0.09	3.86	3.64

	One	Five	Ten
	Year	Years	Years
Pacific Stock Index Fund Investor Shares
Returns Before Taxes	-3.07%	4.26%	3.18%
Returns After Taxes on Distributions	-3.64	3.58	2.66
Returns After Taxes on Distributions and Sale of Fund Shares	-1.38	3.31	2.53

59

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

60

Six Months Ended October 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2015	10/31/2015	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$939.63	$1.32
FTSE Europe ETF Shares	1,000.00	940.17	0.64
Admiral Shares	1,000.00	940.24	0.64
Institutional Shares	1,000.00	940.62	0.49
Institutional Plus Shares	1,000.00	940.42	0.44
Pacific Stock Index Fund
Investor Shares	$1,000.00	$915.82	$1.26
FTSE Pacific ETF Shares	1,000.00	916.56	0.58
Admiral Shares	1,000.00	916.62	0.58
Institutional Shares	1,000.00	916.86	0.43
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.84	$1.38
FTSE Europe ETF Shares	1,000.00	1,024.55	0.66
Admiral Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.70	0.51
Institutional Plus Shares	1,000.00	1,024.75	0.46
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
FTSE Pacific ETF Shares	1,000.00	1,024.60	0.61
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.27% for Investor Shares, 0.13% for FTSE Europe ETF Shares, 0.13% for Admiral Shares, 0.10% for Institutional Shares, and 0.09% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for FTSE Pacific ETF Shares, 0.12% for Admiral Shares, and 0.09% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

61

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

62

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced European Stock Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter.

Benchmark returns are adjusted for withholding taxes.

63

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester, the	Occupation(s) During the Past Five Years and
University of Rochester Medical Center, Monroe	Other Experience: Corporate Vice President and
Community College Foundation, and North Carolina	Chief Global Diversity Officer (retired 2008) and
A&T University.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Chris D. McIsaac
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
Peter F. Volanakis	John T. Marcante	Karin A. Risi
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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also available from the SEC’s website, sec.gov. In	Indexes for any particular purpose to which they might
addition, you may obtain a free report on how your fund	be put.
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either	The Industry Classification Benchmark (”ICB”) is owned
vanguard.com/proxyreporting or sec.gov.	by FTSE. FTSE does not accept any liability to any
person for any loss or damage arising out of any error
You can review and copy information about your fund at	or omission in the ICB.
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
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request in either of two ways: via email addressed to
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122015

Annual Report | October 31, 2015

Vanguard Total World Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	14
Your Fund’s After-Tax Returns.	36
About Your Fund’s Expenses.	37
Glossary.	39

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2015
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	-0.37%
ETF Shares
Market Price	-0.32
Net Asset Value	-0.23
Institutional Shares	-0.22
FTSE Global All Cap Index	0.44
Global Funds Average	0.35

Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2014, Through October 31, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$24.82	$24.18	$0.554	$0.000
ETF Shares	60.89	59.34	1.424	0.000
Institutional Shares	124.35	121.18	2.926	0.000

1

Chairman’s Letter

Dear Shareholder,

The 12 months ended October 31, 2015, were a volatile period for global stock markets. Mounting signs of a marked slowdown in China certainly weighed on sentiment at times, but a host of other factors contributed to the bumpy ride as well. They included disinflationary pressures from the continuing slide in the price of oil and other commodities, uncertainty about when the Federal Reserve might begin raising interest rates, and twists and turns in Greek debt negotiations.

For the fiscal year, Vanguard Total World Stock Index Fund returned –0.37% for Investor Shares as a modest rise in U.S. stocks paired with a similar decline in international stocks. For the fund, gains in Japan and many of the larger markets in the euro zone were watered down by a weakening of their currencies versus the U.S. dollar. Emerging markets as a group posted a double-digit decline.

The fund’s performance diverged from the 0.44% return of its target index, the FTSE Global All Cap Index, because of price differences arising from fair-value pricing policies (see the box on page 6 for an explanation of fair-value pricing). The fund’s result lagged the 0.35% average return for competing global funds.

2

If you own the fund in a taxable account, you may wish to review the information about after-tax returns presented later in this report.

China’s economic woes weighed on global stocks
The broad U.S. stock market returned more than 4% for the fiscal year ended October 31. Stocks generally climbed during the first nine months before dropping sharply in August and September Fears surfaced in late summer that slower economic growth in China would spread across the globe.

In October, however, stocks rallied as the Fed maintained its historically low short-term interest rates. Corporate earnings, although generally lower than in the past couple of years, mostly exceeded expectations.

The strength of the U.S. dollar against foreign currencies contributed to a negative return for international stocks. Returns for the developed markets of the Pacific region and Europe were essentially flat despite central bank stimulus to counter sluggish growth and low inflation. Stocks tumbled in emerging markets, where concerns about China seemed to weigh most heavily.

The search for a safe haven gave bonds a bit of a boost
The broad U.S. taxable bond market, which returned 1.96% over the fiscal year, benefited from investors’ desire

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.86%	16.28%	14.32%
Russell 2000 Index (Small-caps)	0.34	13.90	12.06
Russell 3000 Index (Broad U.S. market)	4.49	16.09	14.14
FTSE All-World ex US Index (International)	-3.83	5.20	2.99

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.96%	1.65%	3.03%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.87	2.91	4.28
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.02	0.04

CPI
Consumer Price Index	0.17%	0.93%	1.69%

3

for safe-haven assets during periods of stock market volatility. The yield of the 10-year Treasury note ended October at 2.17%, down from 2.31% a year earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.74%, held back by the dollar’s strength against many foreign currencies. Without this currency effect, international bond returns were positive.

Returns for money market funds and savings accounts continued to be constrained by the Fed’s 0%–0.25% target for short-term interest rates.

Energy and mining stocks weighed on global returns
Vanguard Total World Stock Index Fund embodies our belief in diversification. It invests in large-, mid-, and small-capitalization stocks listed in the United States, foreign developed markets, and emerging markets.

Because the fund’s allocation by country reflects market-cap weightings, U.S. stocks accounted for more than half its assets on average over the fiscal year. That allocation proved to be a bright spot for the fund, returning more than 4%. The economic backdrop was generally positive in the United States: The economy rebounded after almost grinding to a halt at the beginning of

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Institutional	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.27%	0.17%	0.15%	1.33%

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the fund’s expense ratios were 0.25% for Investor Shares, 0.14% for ETF Shares, and 0.13% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Global Funds.

4

2015 and the unemployment rate fell to a seven-year low. Inflation, however, remained below the Fed’s target of 2%. With an improving labor market and a drop in the price of gasoline, stocks in the consumer goods and services and tech sectors turned in the best performances. As was the case elsewhere, mining and energy stocks were among the laggards. They felt the effects of the continuing slide in commodity prices—a result of weaker expected demand and, in the case of oil, abundant supply.

Stocks moved higher in many of the larger markets in Europe, including Germany, France, Italy, and the Netherlands. While there were challenges, among them a narrowly averted Greek exit from the euro zone and the ongoing migrant crisis, Europe continued to grow. Exports increased, aided by the weaker euro, and business and consumer confidence continued to strengthen. The region’s return for the period amounted only to just over 1%, however, as the stronger dollar dampened the performance of European assets for U.S.-based investors.

Japan returned about 10% as government efforts to stimulate the economy bolstered investor sentiment, but here, too, the return would have been higher if not for the strong dollar.

The return for emerging markets as a whole was worse than –14% for the period. In China, weaker-than-expected manufacturing

Total Returns
Inception Through October 31, 2015
Average
Annual Return
Total World Stock Index Fund Investor Shares (Returns since inception: 6/26/2008)	4.62%
Spliced Total World Stock Index	4.63
Global Funds Average	4.10

For a benchmark description, see the Glossary.

Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

data, a surprise devaluation of its currency, and a sharp stock market correction sparked concern about policymakers’ ability to engineer a soft landing for the economy. Knock-on effects were felt in economies linked to China’s manufacturing supply chain, including South Korea and Taiwan. Commodity-oriented economies such as Brazil, Russia, Australia, and Canada felt the fallout as well.

A longer-term look at fund performance
The objective of every index fund is to closely track the performance of its target index, which has a leg up from the start because it incurs no expenses. In the case of an international stock fund, that objective is especially challenging as keeping expenses low is no easy feat—transaction costs can be relatively high in some less developed foreign markets.

Since its inception more than seven years ago, your fund has successfully navigated those challenges. Its average annual return of 4.62% for Investor Shares was in line with the 4.63% return for its benchmark over the same period.

The fund’s return was also well ahead of the 4.10% average for its peers.

A dose of discipline is crucial when markets become volatile
The developments over the past few months remind us that nobody can control the direction of the markets or reliably

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

6

predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time

Staying the course can help you stay closer to your fund’s return

When stock markets are highly volatile, as in
recent months, it’s tempting to run for cover.
But the price of panic can be high.

A rough measure of what can be lost from
attempts to time the market is the difference
between the returns produced by a fund and
the returns earned by the fund’s investors.

The results shown in your fund’s Perfor-
mance Summary later in this report are its
time-weighted returns—the average annual
returns investors would have earned if they
had invested a lump sum in the fund at
the start of the period and reinvested any
distributions they received. Their actual
returns, however, depend on whether they
subsequently bought or sold any shares.
There’s often a gap between this dollar-
weighted return for investors and the
fund’s time-weighted return, as shown
in the figure to the right.

Many sensible investment behaviors can
contribute to the difference in returns, but
industry cash flow data suggest that one
important factor is the generally counter-
productive effort to buy and sell at the “right” time.
Keeping your emotions in check can help narrow the gap.

Fund returns vs. investor returns

Notes: Data are for the decade ended September 30, 2015. The average fund return and average investor return are from Morningstar, based on
U.S. -domiciled international equity funds that have reported ten-year returns. The average fund return is the average of the international stock funds’ time-weighted returns. The average investor return assumes that the growth of a fund’s total net assets for a given period is driven by market returns and investor cash ‚ow. To calculate investor return, a fund’s change in assets for the period is discounted by the return of the fund to isolate how much of the asset growth was driven by cash
‚ow. A model similar to an internal rate-of-return calculation is then used to calculate a constant growth rate that links the beginning total net assets and periodic cash ‚ows to the ending total net assets.
Sources: Vanguard and Morningstar, Inc.

7

to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 17, 2015

8

Total World Stock Index Fund

Fund Profile
As of October 31, 2015

Share-Class Characteristics

	Investor	ETF	Institutional
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VT	VTWIX
Expense Ratio[1]	0.27%	0.17%	0.15%

Portfolio Characteristics
		FTSE
		Global
		All Cap
	Fund	Index
Number of Stocks	7,391	7,728
Median Market Cap	$34.0B	$33.7B
Price/Earnings Ratio	19.6x	19.6x
Price/Book Ratio	2.1x	2.1x
Return on Equity	16.1%	16.0%
Earnings Growth
Rate	10.4%	10.5%
Dividend Yield	2.4%	2.4%
Turnover Rate	7%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Basic Materials	4.6%	4.6%
Consumer Goods	13.2	13.2
Consumer Services	11.5	11.5
Financials	22.5	22.5
Health Care	11.0	11.1
Industrials	13.2	13.2
Oil & Gas	6.4	6.3
Technology	11.1	11.1
Telecommunications	3.3	3.3
Utilities	3.2	3.2

Volatility Measures
Spliced Total
World Stock
Index
R-Squared	0.99
Beta	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	1.6%
Alphabet Inc.	Internet	1.0
Microsoft Corp.	Software	0.9
Exxon Mobil Corp.	Integrated Oil & Gas	0.8
General Electric Co.	Diversified Industrials	0.7
Wells Fargo & Co.	Banks	0.7
Johnson & Johnson	Pharmaceuticals	0.7
Nestle SA	Food Products	0.6
Berkshire Hathaway Inc. Reinsurance		0.6
JPMorgan Chase & Co.	Banks	0.6
Top Ten		8.2%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the expense ratios were 0.25% for Investor Shares, 0.14% for ETF Shares, and 0.13% for Institutional Shares.

9

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	7.1%	7.1%
France	3.0	3.1
Germany	2.9	2.9
Switzerland	2.9	3.0
Spain	1.1	1.1
Sweden	1.0	1.0
Netherlands	1.0	1.0
Other	2.8	2.9
Subtotal	21.8%	22.1%
Pacific
Japan	8.3%	8.3%
Australia	2.2	2.2
South Korea	1.6	1.6
Hong Kong	1.2	1.2
Other	0.6	0.6
Subtotal	13.9%	13.9%
Emerging Markets
China	2.2%	2.2%
Taiwan	1.3	1.3
India	1.1	1.1
Other	3.5	3.6
Subtotal	8.1%	8.2%
North America
United States	53.1%	52.6%
Canada	2.9	2.9
Subtotal	56.0%	55.5%
Middle East	0.2%	0.3%

10

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 26, 2008, Through October 31, 2015
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended October 31, 2015

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/26/2008)	Investment

Total World Stock Index
Fund*Investor Shares	-0.37%	7.71%	4.62%	$13,937

Spliced Total World Stock Index	0.44	8.01	4.63	13,944

Global Funds Average	0.35	7.20	4.10	13,434

For a benchmark description, see the Glossary.
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/24/2008)	Investment
Total World Stock Index Fund
ETF Shares Net Asset Value	-0.23%	7.86%	4.57%	$13,885
Spliced Total World Stock Index	0.44	8.01	4.63	13,944

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

11

Total World Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2015

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(10/9/2008)	Investment
Total World Stock Index Fund Institutional
Shares	-0.22%	7.87%	11.19%	$10,574,533

Spliced Total World Stock Index	0.44	8.01	10.79	10,307,863

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: June 24, 2008, Through October 31, 2015

			Since
	One	Five	Inception
	Year	Years	(6/24/2008)
Total World Stock Index Fund ETF Shares Market
Price	-0.32%	45.47%	38.75%
Total World Stock Index Fund ETF Shares Net
Asset Value	-0.23	45.96	38.85
Spliced Total World Stock Index	0.44	46.97	39.44

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): June 26, 2008, Through October 31, 2015

Total World Stock Index Fund Investor Shares
Spliced Total World Stock Index

For a benchmark description, see the Glossary.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

12

Total World Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	6/26/2008	-5.87%	7.00%	3.70%
ETF Shares	6/24/2008
Market Price		-6.02	7.07	3.60
Net Asset Value		-5.75	7.15	3.64
Institutional Shares	10/9/2008	-5.75	7.17	10.24

13

Total World Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia †		170,573	2.2%

Austria †		6,923	0.1%

Belgium †		36,960	0.5%

Brazil †		42,034	0.5%

Canada †		227,770	2.9%

Chile †		8,884	0.1%

China
China Mobile Ltd.	1,019,861	12,132	0.2%
China Construction Bank Corp.	16,720,206	12,056	0.2%
Industrial & Commercial Bank of China Ltd.	13,381,245	8,491	0.1%
Bank of China Ltd.	13,823,800	6,511	0.1%
China Life Insurance Co. Ltd. Class H	1,420,000	5,092	0.1%
China Petroleum & Chemical Corp.	5,166,314	3,726	0.1%
CNOOC Ltd.	3,075,616	3,498	0.1%
PetroChina Co. Ltd.	3,984,000	3,136	0.1%
China Overseas Land & Investment Ltd.	806,480	2,598	0.1%
CITIC Ltd.	1,123,000	2,089	0.0%
Agricultural Bank of China Ltd.	4,605,500	1,879	0.0%
China Telecom Corp. Ltd.	3,184,034	1,665	0.0%
PICC Property & Casualty Co. Ltd.	729,287	1,652	0.0%
China Unicom Hong Kong Ltd.	1,053,574	1,291	0.0%
China Shenhua Energy Co. Ltd.	761,000	1,286	0.0%
China Resources Land Ltd.	437,909	1,134	0.0%
China Communications Construction Co. Ltd.	808,375	1,107	0.0%
* CRRC Corp. Ltd.	747,800	950	0.0%
Sinopharm Group Co. Ltd.	203,200	837	0.0%

14

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Zhuzhou CSR Times Electric Co. Ltd.	125,777	815	0.0%
1	CGN Power Co. Ltd.	1,974,832	813	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	241,259	756	0.0%
	China Resources Power Holdings Co. Ltd.	311,400	703	0.0%
	Dongfeng Motor Group Co. Ltd.	472,000	677	0.0%
	China Railway Group Ltd.	712,000	671	0.0%
	China Merchants Holdings International Co. Ltd.	186,000	616	0.0%
	China Cinda Asset Management Co. Ltd.	1,449,000	562	0.0%
	China Railway Construction Corp. Ltd.	361,126	538	0.0%
1	China Galaxy Securities Co. Ltd.	609,000	526	0.0%
1	People’s Insurance Co. Group of China Ltd.	983,000	524	0.0%
	China Longyuan Power Group Corp. Ltd.	570,000	521	0.0%
	Kunlun Energy Co. Ltd.	488,000	399	0.0%
	China State Construction International Holdings Ltd.	260,000	395	0.0%
	Beijing Capital International Airport Co. Ltd.	354,000	379	0.0%
	China Resources Beer Holdings Company Ltd.	194,000	366	0.0%
	China Oilfield Services Ltd.	290,000	322	0.0%
	China Everbright Ltd.	136,000	319	0.0%
	AviChina Industry & Technology Co. Ltd.	356,000	289	0.0%
	China Power International Development Ltd.	442,000	278	0.0%
	China Resources Gas Group Ltd.	98,000	268	0.0%
*,^	China COSCO Holdings Co. Ltd.	420,500	268	0.0%
	Air China Ltd.	266,000	255	0.0%
	China Southern Airlines Co. Ltd.	296,000	250	0.0%
^	China Coal Energy Co. Ltd.	581,000	249	0.0%
*	Sinopec Shanghai Petrochemical Co. Ltd.	556,000	232	0.0%
1	Sinopec Engineering Group Co. Ltd.	265,135	228	0.0%
	Huaneng Renewables Corp. Ltd.	694,000	216	0.0%
	Huadian Power International Corp. Ltd.	266,000	194	0.0%
	China Merchants Property Development Co. Ltd. Class B	49,900	187	0.0%
	Metallurgical Corp. of China Ltd.	489,000	180	0.0%
	COSCO International Holdings Ltd.	308,000	177	0.0%
*	China Eastern Airlines Corp. Ltd.	264,000	169	0.0%
*	China Reinsurance Group Corp.	450,980	158	0.0%
	Sinotrans Ltd.	283,000	153	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	132	0.0%
	China Jinmao Holdings Group Ltd.	462,000	127	0.0%
*,^	China Agri-Industries Holdings Ltd.	316,800	116	0.0%
	Huadian Fuxin Energy Corp. Ltd.	342,000	105	0.0%
	China BlueChemical Ltd.	318,000	95	0.0%
	China Resources Cement Holdings Ltd.	196,000	79	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	20,000	78	0.0%
*	China Foods Ltd.	156,000	71	0.0%
	Foshan Huaxin Packaging Co. Ltd. Class B	56,900	70	0.0%
^	Sinopec Kantons Holdings Ltd.	122,000	69	0.0%
*,1	China Railway Signal & Communication Corp. Ltd.	84,500	67	0.0%
	Poly Culture Group Corp. Ltd.	27,200	65	0.0%
	China Machinery Engineering Corp.	69,000	60	0.0%
	Angang Steel Co. Ltd.	114,000	47	0.0%
*	China Overseas Property Holdings Ltd.	267,493	46	0.0%
*	China Datang Corp. Renewable Power Co. Ltd.	330,000	44	0.0%
^	Sinotrans Shipping Ltd.	169,500	36	0.0%
	China Merchants Land Ltd.	168,000	35	0.0%
	CPMC Holdings Ltd.	55,000	31	0.0%
	Sinofert Holdings Ltd.	174,000	30	0.0%

15

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China National Accord Medicines Corp. Ltd. Class B	5,400	28	0.0%
	China National Materials Co. Ltd.	88,000	21	0.0%
1	China—Other †		85,137	1.1%
			171,372	2.2%

Colombia †			4,044	0.1%
Czech Republic †			1,542	0.0%
Denmark †			46,352	0.6%
Egypt †			2,356	0.0%
Finland †			26,204	0.3%
France
	Sanofi	215,601	21,737	0.3%
1	France—Other †		213,401	2.7%
			235,138	3.0%
Germany
	Bayer AG	153,396	20,475	0.3%
1	Germany—Other †		207,411	2.6%
			227,886	2.9%

Greece †			2,149	0.0%
Hong Kong
	BOC Hong Kong Holdings Ltd.	645,000	2,058	0.0%
	China Travel International Investment Hong Kong Ltd.	354,000	160	0.0%
*,1	CGN Meiya Power Holdings Co. Ltd.	250,000	60	0.0%
	APT Satellite Holdings Ltd.	49,500	48	0.0%
*	MMG Ltd.	196,000	43	0.0%
	Shenwan Hongyuan HK Ltd.	75,000	33	0.0%
1	Hong Kong—Other †		93,621	1.2%
			96,023	1.2%

Hungary †			1,905	0.0%

[1]India †			82,849	1.1%
Indonesia †			15,758	0.2%
Ireland †			9,969	0.1%
Israel †			18,722	0.3%

[1]Italy †			72,072	0.9%
Japan
	Toyota Motor Corp.	499,230	30,568	0.4%
	Japan—Other †		610,708	7.8%
			641,276	8.2%

16

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
[1]Malaysia †		25,995	0.3%
Mexico †		35,752	0.5%
[1]Netherlands †		75,657	1.0%
New Zealand †		6,918	0.1%
[1]Norway †		18,383	0.2%
[2]Other
3 Vanguard FTSE Emerging Markets ETF	129,659	4,517	0.1%
Peru †		1,345	0.0%
Philippines †		12,259	0.2%
Poland †		10,084	0.1%
Portugal †		5,180	0.1%
[1]Russia †		25,110	0.3%
Singapore
COSCO Corp. Singapore Ltd.	92,000	25	0.0%
1 Singapore—Other †		37,260	0.5%
		37,285	0.5%
South Africa †		55,492	0.7%
South Korea
Samsung Electronics Co. Ltd. GDR	42,756	25,544	0.3%
South Korea—Other †		96,307	1.3%
		121,851	1.6%
[1]Spain †		85,710	1.1%
[1]Sweden †		79,531	1.0%
Switzerland
Nestle SA	609,392	46,523	0.6%
Novartis AG	402,416	36,485	0.5%
Roche Holding AG	131,421	35,597	0.5%
1 Switzerland—Other †		111,193	1.4%
		229,798	3.0%
Taiwan †		102,896	1.3%
Thailand †		19,738	0.3%
Turkey †		10,366	0.1%
United Arab Emirates †		6,086	0.1%

17

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
United Kingdom
HSBC Holdings plc	3,671,361	28,676	0.4%
British American Tobacco plc	347,796	20,644	0.3%
BP plc	3,335,842	19,801	0.3%
GlaxoSmithKline plc	904,905	19,490	0.2%
1 United Kingdom—Other †		460,796	5.9%
		549,407	7.1%
United States
Basic Materials †		97,459	1.3%

Consumer Goods
Procter & Gamble Co.	492,317	37,603	0.5%
Coca-Cola Co.	738,726	31,285	0.4%
PepsiCo Inc.	270,407	27,633	0.4%
Philip Morris International Inc.	291,689	25,785	0.3%
Altria Group Inc.	371,880	22,488	0.3%
Consumer Goods—Other †		273,608	3.5%
		418,402	5.4%
Consumer Services
* Amazon.com Inc.	70,118	43,887	0.6%
Walt Disney Co.	321,747	36,596	0.5%
Home Depot Inc.	254,660	31,486	0.4%
CVS Health Corp.	208,317	20,578	0.3%
Consumer Services—Other †		441,394	5.6%
		573,941	7.4%
Financials
Wells Fargo & Co.	945,295	51,178	0.6%
JPMorgan Chase & Co.	695,074	44,658	0.6%
Bank of America Corp.	1,941,553	32,579	0.4%
Citigroup Inc.	560,851	29,820	0.4%
Visa Inc. Class A	379,196	29,418	0.4%
* Berkshire Hathaway Inc. Class B	211,829	28,813	0.4%
Financials—Other †		569,678	7.3%
		786,144	10.1%
Health Care
Johnson & Johnson	502,181	50,735	0.6%
Pfizer Inc.	1,135,958	38,418	0.5%
Gilead Sciences Inc.	267,907	28,969	0.4%
Merck & Co. Inc.	520,588	28,455	0.4%
Amgen Inc.	146,294	23,141	0.3%
* Allergan plc	71,480	22,049	0.3%
UnitedHealth Group Inc.	185,639	21,865	0.3%
Bristol-Myers Squibb Co.	304,569	20,086	0.2%
AbbVie Inc.	333,351	19,851	0.2%
Health Care—Other †		295,938	3.8%
		549,507	7.0%
Industrials
^ General Electric Co.	1,850,869	53,527	0.7%
3M Co.	126,482	19,884	0.2%
Industrials—Other †		435,964	5.6%
		509,375	6.5%

18

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Oil & Gas
Exxon Mobil Corp.		772,099	63,883	0.8%
Chevron Corp.		352,052	31,994	0.4%
Oil & Gas—Other †			175,217	2.3%
			271,094	3.5%

[2]Other †			13	0.0%

Technology
Apple Inc.		1,058,394	126,478	1.6%
Microsoft Corp.		1,324,729	69,734	0.9%
* Facebook Inc. Class A		393,158	40,090	0.5%
* Alphabet Inc. Class A		53,037	39,109	0.5%
* Alphabet Inc.		53,068	37,721	0.5%
Intel Corp.		860,243	29,128	0.4%
Cisco Systems Inc.		933,537	26,933	0.3%
International Business Machines Corp.		182,302	25,537	0.3%
Oracle Corp.		606,785	23,568	0.3%
Technology—Other †			255,932	3.3%
			674,230	8.6%
Telecommunications
AT&T Inc.		1,163,574	38,991	0.5%
Verizon Communications Inc.		754,708	35,381	0.4%
Telecommunications—Other †			12,935	0.2%
			87,307	1.1%

Utilities †			119,265	1.5%
			4,086,737	52.4%
Total Common Stocks (Cost $6,962,881)			7,754,858	99.5%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.207%	132,719,973	132,720	1.7%

7U.S. Government and Agency Obligations †			7,395	0.1%
Total Temporary Cash Investments (Cost $140,113)			140,115	1.8%[4]
Total Investments (Cost $7,102,994)			7,894,973	101.3%

19

Total World Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	656
Receivables for Investment Securities Sold	495
Receivables for Accrued Income	13,310
Receivables for Capital Shares Issued	1,725
Other Assets	2,568
Total Other Assets	18,754	0.2%
Liabilities
Payables for Investment Securities Purchased	(1,288)
Collateral for Securities on Loan	(111,772)
Payables for Capital Shares Redeemed	(473)
Payables to Vanguard	(2,743)
Other Liabilities	(414)
Total Liabilities	(116,690)	(1.5%)
Net Assets	7,797,037	100.0%

At October 31, 2015, net assets consisted of:
		Amount
		($000)
Paid-in Capital		7,029,973
Undistributed Net Investment Income		13,073
Accumulated Net Realized Losses		(39,571)
Unrealized Appreciation (Depreciation)
Investment Securities		791,979
Futures Contracts		1,905
Forward Currency Contracts		(99)
Foreign Currencies		(223)
Net Assets		7,797,037

Investor Shares—Net Assets
Applicable to 39,737,465 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		960,969
Net Asset Value Per Share—Investor Shares		$24.18

20

Total World Stock Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 84,403,847 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,008,427
Net Asset Value Per Share—ETF Shares	$59.34

Institutional Shares—Net Assets
Applicable to 15,082,351 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,827,641
Net Asset Value Per Share—Institutional Shares	$121.18

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $97,619,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $16,074,000, representing 0.2% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.2%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $111,772,000 of collateral received for securities on loan.
7 Securities with a value of $2,300,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2015
($000)
Investment Income
Income
Dividends[1,2]	172,173
Interest[2]	61
Securities Lending	2,938
Total Income	175,172
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,249
Management and Administrative—Investor Shares	1,780
Management and Administrative—ETF Shares	3,846
Management and Administrative—Institutional Shares	1,385
Marketing and Distribution—Investor Shares	200
Marketing and Distribution—ETF Shares	554
Marketing and Distribution—Institutional Shares	182
Custodian Fees	1,055
Auditing Fees	43
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—ETF Shares	73
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	4
Total Expenses	10,383
Net Investment Income	164,789
Realized Net Gain (Loss)
Investment Securities Sold[2]	21,317
Futures Contracts	1,660
Foreign Currencies and Forward Currency Contracts	(2,742)
Realized Net Gain (Loss)	20,235
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(239,786)
Futures Contracts	1,887
Foreign Currencies and Forward Currency Contracts	370
Change in Unrealized Appreciation (Depreciation)	(237,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,505)

1 Dividends are net of foreign withholding taxes of $6,017,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $96,000, $58,000, and ($428,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	164,789	125,399
Realized Net Gain (Loss)	20,235	31,302
Change in Unrealized Appreciation (Depreciation)	(237,529)	230,456
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,505)	387,157
Distributions
Net Investment Income
Investor Shares	(20,691)	(17,406)
ETF Shares	(100,240)	(80,931)
Institutional Shares	(38,992)	(24,806)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(159,923)	(123,143)
Capital Share Transactions
Investor Shares	143,962	189,627
ETF Shares	1,411,644	709,628
Institutional Shares	613,403	501,071
Net Increase (Decrease) from Capital Share Transactions	2,169,009	1,400,326
Total Increase (Decrease)	1,956,581	1,664,340
Net Assets
Beginning of Period	5,840,456	4,176,116
End of Period[1]	7,797,037	5,840,456

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $13,073,000 and $9,202,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total World Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$24.82	$23.48	$19.46	$18.40	$18.85
Investment Operations
Net Investment Income	. 557.571		.473	.399	.380
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(. 643)	1.340	4.084	1.263	(.480)
Total from Investment Operations	(.086)	1.911	4.557	1.662	(.100)
Distributions
Dividends from Net Investment Income	(.554)	(.571)	(.537)	(. 602)	(. 350)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.554)	(.571)	(.537)	(. 602)	(. 350)
Net Asset Value, End of Period	$24.18	$24.82	$23.48	$19.46	$18.40

Total Return[2]	-0.37%	8.20%	23.79%	9.29%	-0.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$961	$844	$615	$364	$286
Ratio of Total Expenses to Average Net Assets	0.25%	0.27%	0.30%	0.35%	0.40%
Ratio of Net Investment Income to
Average Net Assets	2.31%	2.38%	2.28%	2.44%	2.30%
Portfolio Turnover Rate [3]	7%	7%	12%	16%	10%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total World Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$60.89	$57.60	$47.76	$45.21	$46.30
Investment Operations
Net Investment Income	1.436	1.459	1.218	1.056	1.020
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(1.562)	3.291	10.025	3.096	(1.192)
Total from Investment Operations	(.126)	4.750	11.243	4.152	(.172)
Distributions
Dividends from Net Investment Income	(1.424)	(1.460)	(1.403)	(1.602)	(.918)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.424)	(1.460)	(1.403)	(1.602)	(.918)
Net Asset Value, End of Period	$59.34	$60.89	$57.60	$47.76	$45.21

Total Return	-0.23%	8.31%	23.95%	9.47%	-0.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,008	$3,720	$2,837	$1,463	$971
Ratio of Total Expenses to Average Net Assets	0.14%	0.17%	0.18%	0.19%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.42%	2.48%	2.40%	2.60%	2.48%
Portfolio Turnover Rate [2]	7%	7%	12%	16%	10%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total World Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$124.35	$117.63	$97.56	$92.36	$94.62
Investment Operations
Net Investment Income	2.945	3.007	2.506	2.167	2.124
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(3.189)	6.717	20.461	6.336	(2.459)
Total from Investment Operations	(.244)	9.724	22.967	8.503	(. 335)
Distributions
Dividends from Net Investment Income	(2.926)	(3.004)	(2.897)	(3.303)	(1.925)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.926)	(3.004)	(2.897)	(3.303)	(1.925)
Net Asset Value, End of Period	$121.18	$124.35	$117.63	$97.56	$92.36

Total Return[2]	-0.22%	8.34%	23.95%	9.50%	-0.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,828	$1,277	$724	$325	$191
Ratio of Total Expenses to Average Net Assets	0.13%	0.15%	0.16%	0.17%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.43%	2.50%	2.42%	2.62%	2.50%
Portfolio Turnover Rate [3]	7%	7%	12%	16%	10%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

27

Total World Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

28

Total World Stock Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

29

Total World Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2015, the fund had contributed to Vanguard capital in the amount of $656,000, representing 0.01% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	336,368	3,327,504	4,249
Common Stocks—United States	4,086,625	99	13
Temporary Cash Investments	132,720	7,395	—
Futures Contracts—Assets[1]	41	—	—
Futures Contracts—Liabilities[1]	(122)	—	—
Forward Currency Contracts—Assets	—	174	—
Forward Currency Contracts—Liabilities	—	(273)	—
Total	4,555,632	3,334,899	4,262
1 Represents variation margin on the last day of the reporting period.

30

Total World Stock Index Fund

D. At October 31, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	41	174	215
Other Liabilities	(122)	(273)	(395)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	1,660	—	1,660
Forward Currency Contracts	—	(1,063)	(1,063)
Realized Net Gain (Loss) on Derivatives	1,660	(1,063)	597

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,887	—	1,887
Forward Currency Contracts	—	351	351
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,887	351	2,238

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2015	132	13,686	333
E-mini S&P Mid-Cap 400 Index	December 2015	60	8,648	259
Dow Jones EURO STOXX 50 Index	December 2015	170	6,391	393
S&P 500 Index	December 2015	11	5,703	356
Topix Index	December 2015	38	4,908	342
FTSE 100 Index	December 2015	49	4,783	157
S&P ASX 200 Index	December 2015	23	2,148	65
				1,905

31

Total World Stock Index Fund

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, E-mini S&P Mid-Cap 400 Index, Dow Jones EURO STOXX 50 Index, S&P 500 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	12/23/15	EUR	5,089	USD	5,749	(147)
Bank of America, N.A.	12/15/15	JPY	603,333	USD	5,049	(46)
BNP Paribas	12/23/15	GBP	2,842	USD	4,348	32
BNP Paribas	12/23/15	EUR	1,927	USD	2,157	(36)
BNP Paribas	12/15/15	JPY	202,186	USD	1,676	1
BNP Paribas	12/22/15	AUD	1,753	USD	1,242	5
Morgan Stanley Capital Services LLC	12/23/15	EUR	830	USD	945	(32)
UBS AG	12/22/15	AUD	1,005	USD	701	14
BNP Paribas	12/23/15	GBP	438	USD	676	(2)
BNP Paribas	12/22/15	AUD	521	USD	380	(10)
BNP Paribas	12/15/15	USD	5,487	JPY	657,009	38
Morgan Stanley Capital Services LLC	12/23/15	USD	2,194	EUR	1,937	62
Citibank, N.A.	12/23/15	USD	624	EUR	551	18
BNP Paribas	12/15/15	USD	490	JPY	59,080	—
Citibank, N.A.	12/23/15	USD	480	GBP	309	3
BNP Paribas	12/22/15	USD	275	AUD	386	1
						(99)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

32

Total World Stock Index Fund

During the year ended October 31, 2015, the fund realized net foreign currency losses of $1,679,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $705,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2015, had unrealized appreciation of $9,093,000.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduce realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $21,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2015, the fund realized $16,924,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2015, the fund had $24,299,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $6,238,000 to offset taxable capital gains realized during the year ended October 31, 2015. At October 31, 2015, the fund had available capital losses totaling $38,171,000 to offset future net capital gains. Of this amount, $24,146,000 is subject to expiration dates; $572,000 may be used to offset future net capital gains through October 31, 2016, $7,777,000 through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $14,025,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2015, the cost of investment securities for tax purposes was $7,112,087,000. Net unrealized appreciation of investment securities for tax purposes was $782,886,000, consisting of unrealized gains of $1,365,208,000 on securities that had risen in value since their purchase and $582,322,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2015, the fund purchased $2,663,714,000 of investment securities and sold $494,860,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,378,312,000 and $35,900,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

33

Total World Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	364,888	14,684	301,386	12,389
Issued in Lieu of Cash Distributions	19,363	786	16,253	665
Redeemed	(240,289)	(9,736)	(128,012)	(5,251)
Net Increase (Decrease)—Investor Shares	143,962	5,734	189,627	7,803
ETF Shares
Issued	1,447,939	23,916	756,307	12,629
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(36,295)	(600)	(46,679)	(800)
Net Increase (Decrease) —ETF Shares	1,411,644	23,316	709,628	11,829
Institutional Shares
Issued	842,698	6,658	567,749	4,654
Issued in Lieu of Cash Distributions	35,154	285	21,700	177
Redeemed	(264,449)	(2,130)	(88,378)	(715)
Net Increase (Decrease) —Institutional Shares	613,403	4,813	501,071	4,116

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2015, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund: In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2015

Special 2015 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2015, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $130,363,000 of qualified dividend income to shareholders during the fiscal year.
For corporate shareholders, 41.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund designates to shareholders foreign source income of $84,091,000 and foreign taxes paid of $5,886,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2016 to determine the calendar-year amounts to be included on their 2015 tax returns.

35

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2015. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total World Stock Index Fund Investor Shares
Periods Ended October 31, 2015

			Since
	One	Five	Inception
	Year	Years	(6/26/2008)
Returns Before Taxes	-0.37%	7.71%	4.62%
Returns After Taxes on Distributions	-0.98	7.17	4.23
Returns After Taxes on Distributions and Sale of Fund Shares	0.16	6.07	3.64

36

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

37

Six Months Ended October 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2015	10/31/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$950.69	$1.28
ETF Shares	1,000.00	951.49	0.64
Institutional Shares	1,000.00	951.56	0.64
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.89	$1.33
ETF Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.55	0.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.26% for Investor Shares, 0.13% for ETF Shares, and 0.13% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

38

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

39

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester, the	Occupation(s) During the Past Five Years and
University of Rochester Medical Center, Monroe	Other Experience: Corporate Vice President and
Community College Foundation, and North Carolina	Chief Global Diversity Officer (retired 2008) and
A&T University.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Chris D. McIsaac
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6280 122015

Annual Report | October 31, 2015

Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	10
FTSE All-World ex-US Small-Cap Index Fund.	37
Your Fund’s After-Tax Returns.	61
About Your Fund’s Expenses.	62
Glossary.	64

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2015
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	-5.16%
ETF Shares
Market Price	-5.20
Net Asset Value	-5.05
Admiral™ Shares	-5.05
Institutional Shares	-5.03
Institutional Plus Shares	-5.01
FTSE All-World ex US Index	-3.83
International Funds Average	-1.46
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	-2.33%
ETF Shares
Market Price	-2.87
Net Asset Value	-2.19
Institutional Shares	-2.17
FTSE Global Small Cap ex US Index	-1.27
International Small-Cap Funds Average	3.87
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

The fiscal year ended October 31, 2015, was a volatile one for the world’s equity markets. Both domestic and international markets struggled late in the period. The strength of the U.S. dollar further hindered results of international stocks, which lost ground as a whole.

Although results varied dramatically from country to country, stocks of developed economies held up better than those of emerging markets. Returns for small-capitalization international stocks were negative but generally better than those of their larger counterparts.

In this investment environment, Vanguard FTSE All-World ex-US Index Fund, which holds international large- and mid-cap stocks, returned –5.16%. Vanguard FTSE All-World ex-US Small-Cap Index Fund, which invests in smaller international companies, returned –2.33%. (All returns mentioned in this letter are for the funds’ Investor Shares.) Because of temporary price differences arising from fair-value pricing policies (see the box on page 6), the funds’ returns diverged from those of their respective target indexes.

If you hold your shares in a taxable account, you may wish to review information on the funds’ after-tax returns later in this report.

Global stock markets struggled, and some failed to advance
The broad U.S. stock market returned more

2

surfaced in late summer that slower economic growth in China would spread across the globe. A sharp drop in August erased the market’s earlier gains, and stocks slid further in September.

In October, however, U.S. stocks staged a robust rally as the Federal Reserve kept interest rates at historical lows. Corporate earnings, although lower than in recent years, mostly exceeded expectations. In Europe and Asia, central banks signaled or implemented additional stimulus measures to counter sluggish growth and low inflation.

The broad international stock market returned about –4% for U.S. investors as the dollar’s strength weighed on local-market returns. Solid gains in the developed markets of the Pacific region and Europe were essentially flat when translated into dollars. Stocks tumbled in emerging markets, where the concerns about China seemed to weigh most heavily.

The search for a safe haven gave bonds a bit of a boost
The broad U.S. taxable bond market, which returned 1.96%, benefited from investors’ desire for safe-haven assets during periods of stock market volatility. The yield of the 10-year Treasury note ended October at 2.17%, down from 2.31% a year earlier. (Bond prices and yields move in opposite directions.)

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.86%	16.28%	14.32%
Russell 2000 Index (Small-caps)	0.34	13.90	12.06
Russell 3000 Index (Broad U.S. market)	4.49	16.09	14.14
FTSE All-World ex US Index (International)	-3.83	5.20	2.99

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.96%	1.65%	3.03%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.87	2.91	4.28
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.02	0.04

CPI
Consumer Price Index	0.17%	0.93%	1.69%

3

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned about –7%, also held back by the strong dollar. Without this currency effect, international bond returns were positive.

The Fed’s 0%–0.25% target for short-term interest rates continued to constrain returns for money market funds and savings accounts.

Falling commodity prices and a strong U.S. dollar hurt returns
The FTSE All-World ex-US Index Fund and the FTSE All-World ex-US Small-Cap Index Fund provide investors with broad exposure to different segments of developed and emerging markets outside the United States. Three major market categories—Europe, the Pacific region’s developed markets, and emerging markets—account for the bulk of the funds’ holdings. The funds also have some exposure to Canada.

Both funds posted negative results in emerging markets and Canada; Europe performed best. Holdings in the Pacific region showed slight gains in the FTSE All-World ex-US Index Fund but lost ground in the FTSE All-World ex-US Small-Cap Index.

Declining commodity prices, triggered by weakened demand from China and the strong dollar, weighed heavily on emerging markets countries. Several major exporters, including Brazil, Malaysia, and South Africa, posted negative returns

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
FTSE All-World ex-US Index Fund	0.29%	0.14%	0.14%	0.12%	0.10%	1.39%
FTSE All-World ex-US Small-Cap Index Fund	0.37	0.19	—	0.18	—	1.61

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the funds’ expense ratios were: for the FTSE All-World ex-US Index Fund, 0.26% for Investor Shares, 0.13% for ETF Shares, 0.13% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.31% for Investor Shares, 0.17% for ETF Shares, and 0.15% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

in both funds. Brazil, which relies heavily on commodity exports to China, was hit particularly hard.

Likewise, tumbling oil prices were a major blow for Canada, an economy that is heavily dependent on oil exports and exploration.

Returns were mixed for countries in the developed markets of the Pacific, with Japan the best performer in each fund. Although economic growth continues to be slow and inflation remains low, a weaker yen boosted Japanese exports to the United States and Europe. The country’s stock market— which accounts for well over half of both funds’ holdings in the region—rose 10% for the period.

In the small-cap fund, Japan’s gains weren’t enough to offset losses in the rest of the Pacific region. Australia, a big exporter of commodities, declined 20% amid falling prices triggered by the slowdown in China. Singapore also lost ground.

Europe was a bright spot for the funds. Although the region as a whole ended the period in positive territory, results among its countries were wide-ranging and varied between the two funds.

In the mid- and large-cap fund, gains in several of the euro zone’s other large economies, including France, Germany, the Netherlands, Denmark, and Switzerland, boosted returns. These countries benefited

Total Returns
Inception Through October 31, 2015
Average
Annual Return
FTSE All-World ex-US Index Fund Investor Shares (Returns since inception: 3/8/2007 )	1.13%
FTSE All-World ex US Index	1.62
International Funds Average	0.83
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

FTSE All-World ex-US Small-Cap Index Fund Investor Shares (Returns since inception: 4/2/2009 )	12.25%
FTSE Global Small Cap ex US Index	13.00
International Small-Cap Funds Average	15.08
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

from the European Central Bank’s launch of a massive bond-buying program in March, a continuing slide in the euro, and cheaper oil. The United Kingdom—the region’s biggest economy—was down for the period, as were Spain, Norway, and Sweden.

In the small-cap fund, the United Kingdom contributed most to performance both in Europe and overall. Germany, Italy, Sweden, Switzerland, and France also added to returns. Norway, Spain, Greece, and the Netherlands were the only economies to post negative results.

The funds have been successful
in tightly tracking their indexes
Vanguard FTSE All-World ex-US Index

Fund has returned 1.13% annually since its inception in March 2007. Vanguard

FTSE All-World ex-US Small-Cap Index Fund, which launched in April 2009, has returned 12.25% annually since inception.

The FTSE All-World ex-US Index Fund’s average annual return for the eight years outpaced the average annual return of its peer group. The FTSE All-World ex-US Small-Cap Index Fund’s average annual return for the six years lagged that of its peers.

For any index fund, success is defined as closely tracking the performance of its target index, which of course incurs no expenses. Both funds continued to meet this objective since their inception dates—no easy feat during a period that included the worst global recession since the Great Depression. This is a tribute to the experience, talent, and sophisticated

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

6

systems of the fund’s advisor, Vanguard Equity Index Group. The advisor’s efforts have been helped by the funds’ low expenses, which allow you to keep more of the return on your investment.

A dose of discipline is crucial when markets become volatile
The developments over the past few months remind us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you

Staying the course can help you stay closer to your fund’s return

When stock markets are highly volatile, as in
recent months, it’s tempting to run for cover.
But the price of panic can be high.

A rough measure of what can be lost from
attempts to time the market is the difference
between the returns produced by a fund and
the returns earned by the fund’s investors.

The results shown in your fund’s Perfor-
mance Summary later in this report are its
time-weighted returns—the average annual
returns investors would have earned if they
had invested a lump sum in the fund at
the start of the period and reinvested any
distributions they received. Their actual
returns, however, depend on whether they
subsequently bought or sold any shares.
There’s often a gap between this dollar-
weighted return for investors and the
fund’s time-weighted return, as shown
in the figure to the right.

Many sensible investment behaviors can
contribute to the difference in returns, but
industry cash flow data suggest that one
important factor is the generally counter-
productive effort to buy and sell at the “right”
time. Keeping your emotions in check can help
narrow the gap.

Fund returns vs. investor returns

Notes: Data are for the decade ended September 30, 2015. The average fund return and average investor return are from Morningstar, based on
U.S. -domiciled international equity funds that have reported ten-year returns. The average fund return is the average of the international stock funds’ time-weighted returns. The average investor return assumes that the growth of a fund’s total net assets for a given period is driven by market returns and investor cash ‚ow. To calculate investor return, a fund’s change in assets for the period is discounted by the return of the fund to isolate how much of the asset growth was driven by cash
‚ow. A model similar to an internal rate-of-return calculation is then used to calculate a constant growth rate that links the beginning total net assets and periodic cash ‚ows to the ending total net assets.
Sources: Vanguard and Morningstar, Inc.

7

respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 17, 2015

8

Your Fund’s Performance at a Glance
October 31, 2014, Through October 31, 2015
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$19.40	$17.92	$0.498	$0.000
ETF Shares	49.17	45.41	1.326	0.000
Admiral Shares	30.57	28.23	0.826	0.000
Institutional Shares	96.89	89.48	2.632	0.000
Institutional Plus Shares	102.60	94.75	2.810	0.000

Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$38.10	$36.27	$0.948	$0.000
ETF Shares	99.89	95.09	2.627	0.000
Institutional Shares	190.87	181.69	5.072	0.000

9

FTSE All-World ex-US Index Fund

Fund Profile
As of October 31, 2015

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VFWIX	VEU	VFWAX	VFWSX	VFWPX
Expense Ratio[1]	0.29%	0.14%	0.14%	0.12%	0.10%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,508	2,394
Median Market Cap	$28.5B	$28.5B
Price/Earnings Ratio	17.4x	17.4x
Price/Book Ratio	1.7x	1.7x
Return on Equity	15.0%	15.0%
Earnings Growth
Rate	11.0%	11.1%
Dividend Yield	2.9%	2.9%
Turnover Rate	3%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Basic Materials	6.8%	6.8%
Consumer Goods	17.2	17.1
Consumer Services	8.3	8.3
Financials	26.7	26.7
Health Care	8.5	8.6
Industrials	12.8	12.9
Oil & Gas	6.2	6.1
Technology	4.9	4.9
Telecommunications	5.0	5.0
Utilities	3.6	3.6

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.3%
Roche Holding AG	Pharmaceuticals	1.1
Novartis AG	Pharmaceuticals	1.1
Royal Dutch Shell plc	Integrated Oil & Gas	0.9
Toyota Motor Corp.	Automobiles	0.9
HSBC Holdings plc	Banks	0.9
Samsung Electronics Co. Consumer
Ltd.	Electronics	0.8
Unilever	Personal Products	0.7
Sanofi	Pharmaceuticals	0.6
British American
Tobacco plc	Tobacco	0.6
Top Ten		8.9%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the expense ratios were 0.26% for Investor Shares, 0.13% for ETF Shares, 0.13% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares.

10

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	14.9%	14.9%
France	6.8	6.8
Switzerland	6.6	6.7
Germany	6.5	6.5
Spain	2.4	2.4
Netherlands	2.1	2.1
Sweden	2.0	2.1
Italy	1.8	1.8
Denmark	1.3	1.3
Belgium	1.0	1.0
Other	1.5	1.5
Subtotal	46.9%	47.1%
Pacific
Japan	18.2%	17.8%
Australia	4.8	4.7
South Korea	3.2	3.2
Hong Kong	2.7	2.7
Other	0.9	1.1
Subtotal	29.8%	29.5%
Emerging Markets
China	4.8%	4.8%
Taiwan	2.5	2.5
India	2.2	2.2
South Africa	1.6	1.7
Brazil	1.2	1.2
Mexico	1.0	1.0
Other	3.9	4.0
Subtotal	17.2%	17.4%
North America
Canada	5.6%	5.5%
Middle East	0.5%	0.5%

11

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 8, 2007, Through October 31, 2015
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended October 31, 2015

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/8/2007)	Investment

FTSE All-World ex-US Index
Fund*Investor Shares	-5.16%	2.59%	1.13%	$11,020

FTSE All-World ex US Index	-3.83	2.99	1.62	11,494

International Funds Average	-1.46	3.86	0.83	10,737

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/2/2007)	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	-5.05%	2.74%	1.51%	$11,383
FTSE All-World ex US Index	-3.83	2.99	1.72	11,595
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

12

FTSE All-World ex-US Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2015
		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
FTSE All-World ex-US Index Fund Admiral
Shares	-5.05%	6.79%	$13,083
FTSE All-World ex US Index	-3.83	6.92	13,148
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/30/2007)	Investment
FTSE All-World ex-US Index Fund
Institutional Shares	-5.03%	2.77%	0.52%	$5,224,739

FTSE All-World ex US Index	-3.83	2.99	0.70	5,303,374
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/16/2010)	Investment
FTSE All-World ex-US Index Fund Institutional
Plus Shares	-5.01%	2.54%	$113,012,319
FTSE All-World ex US Index	-3.83	2.80	114,423,950
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: March 2, 2007, Through October 31, 2015
			Since
	One	Five	Inception
	Year	Years	(3/2/2007)
FTSE All-World ex-US Index Fund ETF Shares
Market Price	-5.20%	14.34%	13.87%
FTSE All-World ex-US Index Fund ETF Shares Net
Asset Value	-5.05	14.49	13.83
FTSE All-World ex US Index	-3.83	15.90	15.95
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

13

FTSE All-World ex-US Index Fund

Fiscal-Year Total Returns (%): March 8, 2007, Through October 31, 2015

FTSE All-World ex-US Index Fund Investor Shares
FTSE All-World ex US Index

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended September 30, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	3/8/2007	-10.97%	2.02%	0.41%
ETF Shares	3/2/2007
Market Price		-11.01	2.12	0.77
Net Asset Value		-10.87	2.17	0.79
Admiral Shares	9/27/2011	-10.89	—	5.28
Institutional Shares	4/30/2007	-10.85	2.20	-0.22
Institutional Plus Shares	12/16/2010	-10.83	—	1.26

14

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	2,320,008	127,016	0.5%
Westpac Banking Corp.	4,350,596	97,267	0.4%
Australia—Other †		925,246	3.8%
		1,149,529	4.7%

Austria †		32,198	0.1%

Belgium
Anheuser-Busch InBev SA/NV	1,089,588	129,949	0.6%
Belgium—Other †		104,622	0.4%
		234,571	1.0%

Brazil †		291,856	1.2%

Canada
^ Royal Bank of Canada	1,964,658	112,341	0.5%
^ Toronto-Dominion Bank	2,519,957	103,450	0.4%
Bank of Nova Scotia	1,652,548	77,711	0.3%
Canada—Other †		1,061,592	4.4%
		1,355,094	5.6%

Chile †		57,406	0.2%

China
Tencent Holdings Ltd.	7,298,360	136,970	0.6%
China Construction Bank Corp.	124,798,277	89,983	0.4%
China Mobile Ltd.	7,272,204	86,511	0.4%
Industrial & Commercial Bank of China Ltd.	98,407,500	62,445	0.3%
Bank of China Ltd.	102,807,541	48,423	0.2%
China Life Insurance Co. Ltd.	10,165,000	36,452	0.2%

15

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	China Petroleum & Chemical Corp.	34,851,400	25,136	0.1%
	CNOOC Ltd.	21,966,536	24,984	0.1%
	PetroChina Co. Ltd.	28,822,000	22,688	0.1%
	China Overseas Land & Investment Ltd.	5,253,760	16,922	0.1%
	CITIC Ltd.	8,742,000	16,261	0.1%
	Agricultural Bank of China Ltd.	35,271,715	14,392	0.1%
	China Telecom Corp. Ltd.	22,152,000	11,580	0.1%
	PICC Property & Casualty Co. Ltd.	4,448,540	10,079	0.1%
	China Unicom Hong Kong Ltd.	7,914,123	9,699	0.1%
	China Resources Land Ltd.	3,697,369	9,574	0.1%
	China Communications Construction Co. Ltd.	6,048,000	8,283	0.0%
	China Shenhua Energy Co. Ltd.	4,642,500	7,843	0.0%
*	CRRC Corp. Ltd.	5,552,600	7,055	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	2,012,826	6,306	0.0%
	China Resources Power Holdings Co. Ltd.	2,598,400	5,867	0.0%
	Sinopharm Group Co. Ltd.	1,423,600	5,863	0.0%
	Dongfeng Motor Group Co. Ltd.	3,958,000	5,677	0.0%
1	CGN Power Co. Ltd.	13,712,000	5,646	0.0%
	China Merchants Holdings International Co. Ltd.	1,604,893	5,313	0.0%
	China Railway Group Ltd.	5,243,000	4,943	0.0%
	China Cinda Asset Management Co. Ltd.	12,465,000	4,835	0.0%
	People’s Insurance Co. Group of China Ltd.	8,693,000	4,635	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	693,000	4,490	0.0%
	China Galaxy Securities Co. Ltd.	5,110,000	4,414	0.0%
	China Longyuan Power Group Corp. Ltd.	4,637,000	4,241	0.0%
	China Railway Construction Corp. Ltd.	2,581,074	3,848	0.0%
	China State Construction International Holdings Ltd.	2,150,000	3,263	0.0%
	China Resources Beer Holdings Company Ltd.	1,712,000	3,229	0.0%
	Kunlun Energy Co. Ltd.	3,838,000	3,142	0.0%
	China Everbright Ltd.	1,156,000	2,711	0.0%
	China Oilfield Services Ltd.	2,426,000	2,691	0.0%
	China Resources Gas Group Ltd.	894,000	2,448	0.0%
	AviChina Industry & Technology Co. Ltd.	3,004,000	2,438	0.0%
	Air China Ltd.	2,494,000	2,387	0.0%
	China Power International Development Ltd.	3,729,130	2,343	0.0%
	Beijing Capital International Airport Co. Ltd.	2,048,000	2,194	0.0%
*,^	China COSCO Holdings Co. Ltd.	3,378,800	2,154	0.0%
	China Southern Airlines Co. Ltd.	2,321,000	1,963	0.0%
*	Sinopec Shanghai Petrochemical Co. Ltd.	4,681,000	1,954	0.0%
	Huaneng Renewables Corp. Ltd.	5,406,000	1,682	0.0%
^	China Coal Energy Co. Ltd.	3,862,000	1,657	0.0%
	Huadian Power International Corp. Ltd.	2,182,000	1,594	0.0%
	Metallurgical Corp. of China Ltd.	3,845,000	1,419	0.0%
*	China Eastern Airlines Corp. Ltd.	2,134,000	1,368	0.0%
	Sinotrans Ltd.	2,493,000	1,348	0.0%
	Sinopec Engineering Group Co. Ltd.	1,509,593	1,299	0.0%
	China Jinmao Holdings Group Ltd.	4,724,000	1,295	0.0%
*	China Reinsurance Group Corp.	3,290,859	1,151	0.0%
	Huadian Fuxin Energy Corp. Ltd.	3,630,134	1,113	0.0%
	China Merchants Property Development Co. Ltd. Class B	292,025	1,093	0.0%
	China Resources Cement Holdings Ltd.	2,620,000	1,053	0.0%
*	China Agri-Industries Holdings Ltd.	2,812,200	1,033	0.0%
*,1	China Railway Signal & Communication Corp. Ltd.	1,077,700	852	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	338,000	829	0.0%
	China BlueChemical Ltd.	2,310,000	689	0.0%

16

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	Shanghai Baosight Software Co. Ltd. Class B	155,200	608	0.0%
	Angang Steel Co. Ltd.	1,396,000	579	0.0%
	China Machinery Engineering Corp.	629,361	545	0.0%
*,^	China Foods Ltd.	934,000	425	0.0%
	Sinofert Holdings Ltd.	2,341,153	410	0.0%
	China National Accord Medicines Corp. Ltd. Class B	74,430	382	0.0%
	China National Materials Co. Ltd.	1,555,000	372	0.0%
*	China Overseas Property Holdings Ltd.	1,729,920	297	0.0%
1	China—Other †		412,232	1.7%
			1,179,600	4.8%

Colombia †			27,420	0.1%

Czech Republic †			8,772	0.0%

Denmark
	Novo Nordisk A/S Class B	2,489,791	131,893	0.6%
	Denmark—Other †		172,804	0.7%
			304,697	1.3%

Egypt †			12,841	0.1%

Finland †			162,171	0.7%

France
	Sanofi	1,542,960	155,561	0.6%
	TOTAL SA	2,811,071	136,223	0.6%
	BNP Paribas SA	1,334,072	80,917	0.3%
	France—Other †		1,280,416	5.3%
			1,653,117	6.8%
Germany
	Bayer AG	1,129,636	150,784	0.6%
	Daimler AG	1,304,886	113,232	0.5%
	Allianz SE	621,954	108,904	0.5%
	Siemens AG	1,081,798	108,798	0.4%
	BASF SE	1,261,022	103,366	0.4%
	SAP SE	1,220,960	96,526	0.4%
*	Deutsche Telekom AG	4,324,596	80,862	0.3%
1	Germany—Other †		806,803	3.3%
			1,569,275	6.4%

Greece †			7,805	0.0%

Hong Kong
	AIA Group Ltd.	16,452,481	96,071	0.4%
	BOC Hong Kong Holdings Ltd.	4,893,882	15,615	0.1%
	China Travel International Investment Hong Kong Ltd.	3,558,000	1,604	0.0%
1	Hong Kong—Other †		534,183	2.2%
			647,473	2.7%

Hungary †			11,922	0.1%

17

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
India
Nestle India Ltd.	32,014	3,021	0.0%
1 India—Other †		544,593	2.2%
		547,614	2.2%

Indonesia †		99,761	0.4%

Ireland †		54,462	0.2%

Israel
Teva Pharmaceutical Industries Ltd.	1,297,171	77,054	0.3%
Osem Investments Ltd.	48,527	938	0.0%
Israel—Other †		48,071	0.2%
		126,063	0.5%

Italy †		435,847	1.8%

Japan
Toyota Motor Corp.	3,618,517	221,564	0.9%
Mitsubishi UFJ Financial Group Inc.	18,998,107	122,847	0.5%
Honda Motor Co. Ltd.	2,449,746	81,331	0.3%
Chugai Pharmaceutical Co. Ltd.	306,100	9,815	0.1%
Japan—Other †		3,858,114	15.8%
		4,293,671	17.6%

[1]Malaysia †		169,500	0.7%

Mexico †		237,477	1.0%

Netherlands
Unilever NV	2,126,058	95,832	0.4%
ING Groep NV	5,275,406	76,506	0.3%
1 Netherlands—Other †		344,754	1.4%
		517,092	2.1%

New Zealand †		36,131	0.2%

Norway †		106,343	0.4%

Other[2]
3 Vanguard FTSE Emerging Markets ETF	958,425	33,391	0.1%

Peru †		9,781	0.0%

Philippines †		78,938	0.3%

Poland †		69,488	0.3%

Portugal †		25,092	0.1%

[1]Russia †		187,568	0.8%

18

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Singapore
^ COSCO Corp. Singapore Ltd.	998,000	267	0.0%
Singapore—Other †		230,380	0.9%
		230,647	0.9%
South Africa
Naspers Ltd.	556,288	81,261	0.3%
South Africa—Other †		319,764	1.3%
		401,025	1.6%
South Korea
Samsung Electronics Co. Ltd. GDR	230,386	137,639	0.6%
South Korea—Other †		644,417	2.6%
		782,056	3.2%
Spain
Banco Santander SA	18,670,876	104,555	0.4%
1 Spain—Other †		475,551	2.0%
		580,106	2.4%

Sweden †		495,750	2.0%

Switzerland
Nestle SA	4,278,439	326,629	1.3%
Novartis AG	2,913,037	264,113	1.1%
Roche Holding AG	973,964	263,810	1.1%
UBS Group AG	4,798,081	95,760	0.4%
Roche Holding AG (Bearer)	18,908	5,165	0.0%
Switzerland—Other †		654,292	2.7%
		1,609,769	6.6%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,375,181	118,039	0.5%
Taiwan—Other †		484,818	2.0%
		602,857	2.5%

Thailand †		113,203	0.5%

Turkey †		71,792	0.3%

United Arab Emirates †		42,026	0.2%

United Kingdom
HSBC Holdings plc	26,659,334	208,232	0.9%
British American Tobacco plc	2,546,295	151,138	0.6%
BP plc	24,912,768	147,876	0.6%
GlaxoSmithKline plc	6,641,285	143,040	0.6%
Royal Dutch Shell plc Class A	5,320,975	138,178	0.6%
Vodafone Group plc	36,290,463	119,637	0.5%
AstraZeneca plc	1,723,860	110,034	0.5%
Diageo plc	3,440,642	99,430	0.4%
Lloyds Banking Group plc	83,548,735	94,801	0.4%
Royal Dutch Shell plc Class B	3,316,279	86,622	0.4%
Reckitt Benckiser Group plc	868,423	84,731	0.3%
BT Group plc	11,432,605	81,735	0.3%
Barclays plc	22,876,758	81,419	0.3%

19

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Prudential plc		3,485,669	81,360	0.3%
SABMiller plc		1,291,393	79,439	0.3%
1 United Kingdom—Other †			1,897,061	7.8%
			3,604,733	14.8%
Total Common Stocks (Cost $23,669,840)			24,267,930	99.5%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.207%	714,268,337	714,268	3.0%

[7,8]U.S. Government and Agency Obligations †			24,594	0.1%
Total Temporary Cash Investments (Cost $738,858)			738,862	3.1%[4]
Total Investments (Cost $24,408,698)			25,006,792	102.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			2,115
Receivables for Investment Securities Sold			52,182
Receivables for Accrued Income			71,622
Receivables for Capital Shares Issued			11,870
Other Assets			18,079
Total Other Assets			155,868	0.6%
Liabilities
Payables for Investment Securities Purchased			(268,986)
Collateral for Securities on Loan			(491,464)
Payables for Capital Shares Redeemed			(2,777)
Payables to Vanguard			(12,958)
Other Liabilities			(3,869)
Total Liabilities			(780,054)	(3.2%)
Net Assets			24,382,606	100.0%

At October 31, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				24,822,649
Undistributed Net Investment Income				45,885
Accumulated Net Realized Losses				(1,083,682)
Unrealized Appreciation (Depreciation)
Investment Securities				598,094
Futures Contracts				4,197
Forward Currency Contracts				(2,564)
Foreign Currencies				(1,973)
Net Assets				24,382,606

20

FTSE All-World ex-US Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 31,561,864 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	565,470
Net Asset Value Per Share—Investor Shares	$17.92

ETF Shares—Net Assets
Applicable to 297,839,182 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,525,407
Net Asset Value Per Share—ETF Shares	$45.41

Admiral Shares—Net Assets
Applicable to 112,038,469 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,162,698
Net Asset Value Per Share—Admiral Shares	$28.23

Institutional Shares—Net Assets
Applicable to 50,297,986 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,500,757
Net Asset Value Per Share—Institutional Shares	$89.48

Institutional Plus Shares—Net Assets
Applicable to 27,738,101 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,628,274
Net Asset Value Per Share—Institutional Plus Shares	$94.75

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $391,306,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $94,318,000, representing 0.4% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $491,464,000 of collateral received for securities on loan.
7 Securities with a value of $16,197,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $2,964,000 and cash of $420,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2015
($000)
Investment Income
Income
Dividends[1,2]	690,657
Interest[2]	165
Securities Lending	19,217
Total Income	710,039
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,312
Management and Administrative—Investor Shares	1,162
Management and Administrative—ETF Shares	11,720
Management and Administrative—Admiral Shares	2,492
Management and Administrative—Institutional Shares	3,189
Management and Administrative—Institutional Plus Shares	1,230
Marketing and Distribution—Investor Shares	133
Marketing and Distribution—ETF Shares	1,640
Marketing and Distribution—Admiral Shares	401
Marketing and Distribution—Institutional Shares	545
Marketing and Distribution—Institutional Plus Shares	244
Custodian Fees	4,431
Auditing Fees	39
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—ETF Shares	255
Shareholders’ Reports—Admiral Shares	15
Shareholders’ Reports—Institutional Shares	16
Shareholders’ Reports—Institutional Plus Shares	7
Trustees’ Fees and Expenses	16
Total Expenses	29,860
Net Investment Income	680,179
Realized Net Gain (Loss)
Investment Securities Sold[2]	(23,797)
Futures Contracts	9,644
Foreign Currencies and Forward Currency Contracts	(17,295)
Realized Net Gain (Loss)	(31,448)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,008,881)
Futures Contracts	5,069
Foreign Currencies and Forward Currency Contracts	(630)
Change in Unrealized Appreciation (Depreciation)	(2,004,442)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,355,711)

1 Dividends are net of foreign withholding taxes of $45,429,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $1,489,000, $154,000, and ($4,730,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	680,179	718,808
Realized Net Gain (Loss)	(31,448)	(28,844)
Change in Unrealized Appreciation (Depreciation)	(2,004,442)	(461,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,355,711)	228,646
Distributions
Net Investment Income
Investor Shares	(14,940)	(19,217)
ETF Shares	(373,817)	(399,093)
Admiral Shares	(81,360)	(71,461)
Institutional Shares	(129,879)	(154,344)
Institutional Plus Shares	(67,629)	(67,065)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(667,625)	(711,180)
Capital Share Transactions
Investor Shares	59,412	(77,758)
ETF Shares	2,248,885	1,629,962
Admiral Shares	846,073	699,465
Institutional Shares	148,032	117,739
Institutional Plus Shares	711,587	498,478
Net Increase (Decrease) from Capital Share Transactions	4,013,989	2,867,886
Total Increase (Decrease)	1,990,653	2,385,352
Net Assets
Beginning of Period	22,391,953	20,006,601
End of Period[1]	24,382,606	22,391,953
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $45,885,000 and $42,396,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.40	$19.81	$17.03	$16.95	$18.43
Investment Operations
Net Investment Income	. 502	. 627[1]	.482	.448	.512
Net Realized and Unrealized Gain (Loss)
on Investments	(1.484)	(.413)	2.850	.397	(1.608)
Total from Investment Operations	(.982)	. 214	3.332	.845	(1.096)
Distributions
Dividends from Net Investment Income	(.498)	(.624)	(. 552)	(.765)	(.384)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.498)	(.624)	(. 552)	(.765)	(.384)
Net Asset Value, End of Period	$17.92	$19.40	$19.81	$17.03	$16.95

Total Return[2]	-5.16%	1.05%	19.97%	5.30%	-6.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$565	$552	$637	$543	$1,330
Ratio of Total Expenses to Average Net Assets	0.26%	0.29%	0.30%	0.30%	0.35%
Ratio of Net Investment Income to
Average Net Assets	2.70%	3.18%[1]	2.69%	3.13%	2.87%
Portfolio Turnover Rate [3]	3%	4%	8%	6%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.088 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$49.17	$50.20	$43.21	$43.17	$46.92
Investment Operations
Net Investment Income	1.335	1.665[1]	1.295	1.324	1.390
Net Realized and Unrealized Gain (Loss)
on Investments	(3.769)	(1.036)	7.204	.884	(4.121)
Total from Investment Operations	(2.434)	.629	8.499	2.208	(2.731)
Distributions
Dividends from Net Investment Income	(1.326)	(1.659)	(1.509)	(2.168)	(1.019)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.326)	(1.659)	(1.509)	(2.168)	(1.019)
Net Asset Value, End of Period	$45.41	$49.17	$50.20	$43.21	$43.17

Total Return	-5.05%	1.21%	20.12%	5.51%	-5.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,525	$12,453	$11,102	$7,400	$6,301
Ratio of Total Expenses to Average Net Assets	0.13%	0.14%	0.15%	0.15%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.83%	3.33%[1]	2.84%	3.28%	3.04%
Portfolio Turnover Rate[2]	3%	4%	8%	6%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.224 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares
					Sept. 27,
					2011[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$30.57	$31.21	$26.86	$26.86	$25.00
Investment Operations
Net Investment Income	. 832	1.037[2]	.805	.818	.082
Net Realized and Unrealized Gain (Loss)
on Investments	(2.346)	(.644)	4.487	.543	1.778
Total from Investment Operations	(1.514)	.393	5.292	1.361	1.860
Distributions
Dividends from Net Investment Income	(.826)	(1.033)	(.942)	(1.361)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.826)	(1.033)	(.942)	(1.361)	—
Net Asset Value, End of Period	$28.23	$30.57	$31.21	$26.86	$26.86

Total Return[3]	-5.05%	1.23%	20.14%	5.46%	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,163	$2,551	$1,909	$1,235	$152
Ratio of Total Expenses to Average Net Assets	0.13%	0.14%	0.15%	0.15%	0.18%[4]
Ratio of Net Investment Income to
Average Net Assets	2.83%	3.33%[2]	2.84%	3.28%	3.04%[4]
Portfolio Turnover Rate [5]	3%	4%	8%	6%	6%

1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$96.89	$98.93	$85.14	$85.10	$92.50
Investment Operations
Net Investment Income	2.651	3.299[1]	2.577	2.628	2.785
Net Realized and Unrealized Gain (Loss)
on Investments	(7.429)	(2.049)	14.215	1.735	(8.113)
Total from Investment Operations	(4.778)	1.250	16.792	4.363	(5.328)
Distributions
Dividends from Net Investment Income	(2.632)	(3.290)	(3.002)	(4.323)	(2.072)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.632)	(3.290)	(3.002)	(4.323)	(2.072)
Net Asset Value, End of Period	$89.48	$96.89	$98.93	$85.14	$85.10

Total Return[2]	-5.03%	1.23%	20.16%	5.51%	-5.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,501	$4,713	$4,687	$3,684	$3,975
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.85%	3.35%[1]	2.87%	3.31%	3.09%
Portfolio Turnover Rate [3]	3%	4%	8%	6%	6%

1 Net investment income per share and the ratio of net investment income to average net assets include $.441 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
					Dec. 16,
					2010[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$102.60	$104.76	$90.17	$90.15	$99.48
Investment Operations
Net Investment Income	2.829	3.517[2]	2.749	2.809	2.794
Net Realized and Unrealized Gain (Loss)
on Investments	(7.869)	(2.169)	15.050	1.829	(9.947)
Total from Investment Operations	(5.040)	1.348	17.799	4.638	(7.153)
Distributions
Dividends from Net Investment Income	(2.810)	(3.508)	(3.209)	(4.618)	(2.177)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.810)	(3.508)	(3.209)	(4.618)	(2.177)
Net Asset Value, End of Period	$94.75	$102.60	$104.76	$90.17	$90.15

Total Return[3]	-5.01%	1.25%	20.18%	5.54%	-7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,628	$2,122	$1,671	$1,274	$566
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to
Average Net Assets	2.87%	3.37%[2]	2.89%	3.33%	3.12%[4]
Portfolio Turnover Rate [5]	3%	4%	8%	6%	6%

1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.467 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund

29

FTSE All-World ex-US Index Fund

may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged.

Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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FTSE All-World ex-US Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

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FTSE All-World ex-US Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2015, the fund had contributed to Vanguard capital in the amount of $2,115,000, representing 0.01% of the fund’s net assets and 0.85% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	403,086	220,855	—
Common Stocks—Other	1,748,633	21,872,857	22,499
Temporary Cash Investments	714,268	24,594	—
Futures Contracts—Assets[1]	550	—	—
Futures Contracts—Liabilities[1]	(300)	—	—
Forward Currency Contracts—Assets	—	841	—
Forward Currency Contracts—Liabilities	—	(3,405)	—
Total	2,866,237	22,115,742	22,499
1 Represents variation margin on the last day of the reporting period.

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FTSE All-World ex-US Index Fund

D. At October 31, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	550	841	1,391
Other Liabilities	(300)	(3,405)	(3,705)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	9,644	—	9,644
Forward Currency Contracts	—	(5,911)	(5,911)
Realized Net Gain (Loss) on Derivatives	9,644	(5,911)	(3,733)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5,069	—	5,069
Forward Currency Contracts	—	(674)	(674)
Change in Unrealized Appreciation (Depreciation) on Derivatives	5,069	(674)	(4,395)

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50	December 2015	1,010	37,967	2,103
Topix Index	December 2015	233	30,092	1,500
FTSE 100 Index	December 2015	299	29,184	380
S&P ASX 200 Index	December 2015	143	13,355	214
				4,197

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

33

FTSE All-World ex-US Index Fund

At October 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/23/2015	EUR	62,213	USD	70,184	(1,706)
Bank of America N.A	12/15/2015	JPY	6,054,032	USD	50,693	(484)
BNP Paribas	12/23/2015	GBP	32,341	USD	49,624	223
BNP Paribas	12/22/2015	AUD	26,927	USD	19,077	73
Morgan Stanley Capital Services LLC	12/23/2015	GBP	8,622	USD	13,137	152
Citibank, N.A.	12/23/2015	EUR	11,790	USD	13,074	(96)
UBS AG	12/23/2015	EUR	10,982	USD	12,425	(337)
Citibank, N.A.	12/23/2015	GBP	7,199	USD	11,075	21
Citibank, N.A.	12/15/2015	JPY	1,138,875	USD	9,428	18
BNP Paribas	12/15/2015	JPY	1,112,022	USD	9,215	7
UBS AG	12/22/2015	AUD	10,570	USD	7,383	134
BNP Paribas	12/22/2015	AUD	8,862	USD	6,381	(79)
Barclays Capital	12/15/2015	JPY	562,020	USD	4,684	(23)
Barclays Capital	12/23/2015	USD	62,650	EUR	57,046	(140)
Citibank, N.A.	12/15/2015	USD	48,769	JPY	5,895,975	(129)
Goldman Sachs International	12/23/2015	USD	48,330	GBP	31,532	(271)
BNP Paribas	12/15/2015	USD	33,387	JPY	4,000,000	213
Barclays Capital	12/22/2015	USD	20,729	AUD	29,344	(140)
						(2,564)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

34

FTSE All-World ex-US Index Fund

During the year ended October 31, 2015, the fund realized net foreign currency losses of $11,384,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $2,346,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2015, had unrealized appreciation of $59,964,000.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduce realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $27,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2015, the fund realized $169,157,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2015, the fund had $116,924,000 of ordinary income available for distribution. At October 31, 2015, the fund had available capital losses totaling $1,083,764,000 to offset future net capital gains. Of this amount, $279,774,000 is subject to expiration dates; $29,919,000 may be used to offset future net capital gains through October 31, 2016, $138,065,000 through October 31, 2017, $32,560,000 through October 31, 2018, and $79,230,000 through October 31, 2019. Capital losses of $803,990,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $1,431,000 expired on October 31, 2015; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2015, the cost of investment securities for tax purposes was $24,468,662,000. Net unrealized appreciation of investment securities for tax purposes was $538,130,000, consisting of unrealized gains of $3,882,455,000 on securities that had risen in value since their purchase and $3,344,325,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2015, the fund purchased $5,208,244,000 of investment securities and sold $1,214,344,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,252,257,000 and $406,046,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

35

FTSE All-World ex-US Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	202,214	10,640	234,361	11,821
Issued in Lieu of Cash Distributions	14,509	772	18,693	943
Redeemed	(157,311)	(8,322)	(330,812)	(16,475)
Net Increase (Decrease)—Investor Shares	59,412	3,090	(77,758)	(3,711)
ETF Shares
Issued	2,660,025	53,578	1,717,407	33,926
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(411,140)	(9,000)	(87,445)	(1,800)
Net Increase (Decrease)—ETF Shares	2,248,885	44,578	1,629,962	32,126
Admiral Shares
Issued	1,381,231	47,037	1,011,547	32,236
Issued in Lieu of Cash Distributions	67,575	2,285	58,193	1,862
Redeemed	(602,733)	(20,743)	(370,275)	(11,817)
Net Increase (Decrease) —Admiral Shares	846,073	28,579	699,465	22,281
Institutional Shares
Issued	1,019,443	10,800	1,108,144	11,167
Issued in Lieu of Cash Distributions	118,859	1,266	140,367	1,417
Redeemed	(990,270)	(10,410)	(1,130,772)	(11,322)
Net Increase (Decrease) —Institutional Shares	148,032	1,656	117,739	1,262
Institutional Plus Shares
Issued	865,085	8,576	692,692	6,583
Issued in Lieu of Cash Distributions	64,893	655	65,258	622
Redeemed	(218,391)	(2,179)	(259,472)	(2,467)
Net Increase (Decrease) —Institutional Plus Shares	711,587	7,052	498,478	4,738

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2015, that would require recognition or disclosure in these financial statements.

36

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of October 31, 2015

Share-Class Characteristics
	Investor		Institutional
	Shares	ETF Shares	Shares
Ticker Symbol	VFSVX	VSS	VFSNX
Expense Ratio[1]	0.37%	0.19%	0.18%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	3,445	3,321
Median Market Cap	$1.4B	$1.4B
Price/Earnings Ratio	20.6x	20.7x
Price/Book Ratio	1.5x	1.5x
Return on Equity	11.6%	11.6%
Earnings Growth
Rate	13.0%	13.1%
Dividend Yield	2.4%	2.4%
Turnover Rate	9%	—
Short-Term Reserves	0.2%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Basic Materials	7.3%	7.3%
Consumer Goods	11.3	11.4
Consumer Services	13.4	13.3
Financials	22.0	22.0
Health Care	6.5	6.3
Industrials	23.8	23.8
Oil & Gas	4.7	4.7
Technology	7.5	7.6
Telecommunications	1.1	1.1
Utilities	2.4	2.5

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Dollarama Inc.	Specialty Retailers	0.4%
Gildan Activewear Inc.	Clothing &
	Accessories	0.3
Constellation Software
Inc.	Software	0.3
Open Text Corp.	Software	0.3
Onex Corp.	Diversified Industrials	0.3
Keyera Corp.	Exploration &
	Production	0.2
Amlin plc	Property & Casualty
	Insurance	0.2
Element Financial Corp.	Specialty Finance	0.2
Bellway plc	Home Construction	0.2
Great Portland Estates	Industrial & Office
plc	REITs	0.2
Top Ten		2.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the expense ratios were 0.31% for Investor Shares, 0.17% for ETF Shares, and 0.15% for Institutional Shares.

37

FTSE All-World ex-US Small-Cap Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	15.5%	15.5%
Germany	4.0	4.0
Sweden	3.4	3.4
Italy	3.2	3.2
Switzerland	2.9	2.9
France	2.9	2.9
Spain	1.8	1.8
Netherlands	1.6	1.7
Belgium	1.3	1.3
Finland	1.2	1.2
Denmark	1.0	1.0
Norway	1.0	1.0
Other	2.0	2.0
Subtotal	41.8%	41.9%
Pacific
Japan	16.0%	15.5%
South Korea	4.5	4.5
Australia	3.8	3.9
Hong Kong	2.2	2.0
Singapore	1.5	1.5
Other	0.5	0.5
Subtotal	28.5%	27.9%
Emerging Markets
Taiwan	5.8%	5.9%
China	3.1	3.2
India	2.5	2.5
Thailand	1.1	1.1
Malaysia	1.0	1.0
Other	4.1	4.3
Subtotal	17.6%	18.0%
North America
Canada	11.7%	11.8%
Middle East	0.4%	0.4%

38

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 2, 2009, Through October 31, 2015
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended October 31, 2015
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(4/2/2009)	Investment

FTSE All-World ex-US Small-Cap
Index Fund*Investor Shares	-2.33%	2.97%	12.25%	$21,389

FTSE Global Small Cap ex US Index	-1.27	3.36	13.00	22,351
International Small-Cap Funds
Average	3.87	6.75	15.08	25,203

International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	-2.19%	3.16%	12.47%	$21,670
FTSE Global Small Cap ex US Index	-1.27	3.36	13.00	22,351
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

39

FTSE All-World ex-US Small-Cap Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2015
			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
Institutional Shares	-2.17%	3.18%	12.49%	$10,850,362
FTSE Global Small Cap ex US Index	-1.27	3.36	13.00	11,175,723
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: April 2, 2009, Through October 31, 2015
			Since
	One	Five	Inception
	Year	Years	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund ETF
Shares Market Price	-2.87%	16.07%	116.55%
FTSE All-World ex-US Small-Cap Index Fund ETF
Shares Net Asset Value	-2.19	16.84	116.70
FTSE Global Small Cap ex US Index	-1.27	17.99	123.51
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): April 2, 2009, Through October 31, 2015

FTSE All-World ex-US Small-Cap Index Fund Investor Shares
FTSE Global Small Cap ex US Index

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

40

FTSE All-World ex-US Small-Cap Index Fund

Average Annual Total Returns: Periods Ended September 30, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	4/2/2009	-8.63%	2.87%	11.60%
ETF Shares	4/2/2009
Market Price		-8.81	3.00	11.82
Net Asset Value		-8.50	3.07	11.82
Institutional Shares	4/2/2009	-8.48	3.09	11.84

41

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
DUET Group	3,382,785	5,694	0.2%
Australia—Other †		109,732	3.6%
		115,426	3.8%

Austria †		25,016	0.8%

Belgium
Ackermans & van Haaren NV	35,290	5,369	0.2%
Belgium—Other †		35,160	1.1%
		40,529	1.3%

Brazil †		21,511	0.7%

Canada
Dollarama Inc.	159,263	10,758	0.3%
Gildan Activewear Inc.	353,127	10,151	0.3%
Constellation Software Inc.	23,242	10,043	0.3%
Open Text Corp.	178,537	8,276	0.3%
Onex Corp.	127,685	7,742	0.3%
Keyera Corp.	243,800	7,523	0.2%
* Element Financial Corp.	554,192	7,167	0.2%
CCL Industries Inc. Class B	47,441	6,721	0.2%
^ H&R REIT	399,564	6,411	0.2%
Methanex Corp.	133,278	5,317	0.2%
^ AltaGas Ltd.	197,617	5,102	0.2%
^ Vermilion Energy Inc.	140,625	4,948	0.2%
Industrial Alliance Insurance & Financial Services Inc.	144,929	4,755	0.2%
Empire Co. Ltd.	226,884	4,752	0.2%
Canada—Other †		252,208	8.4%
		351,874	11.7%

42

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Chile †		8,629	0.3%

[1]China †		93,233	3.1%

Colombia †		1,990	0.1%

Czech Republic †		332	0.0%

Denmark †		30,561	1.0%

Egypt †		4,875	0.2%

Finland
Huhtamaki Oyj	151,396	5,331	0.2%
Amer Sports Oyj	171,137	4,789	0.2%
Finland—Other †		25,815	0.8%
		35,935	1.2%
France
Teleperformance	83,376	6,547	0.2%
Orpea	60,719	4,867	0.2%
1 France—Other †		75,081	2.5%
		86,495	2.9%
Germany
LEG Immobilien AG	81,766	6,528	0.2%
Freenet AG	154,168	5,201	0.2%
Germany—Other †		107,150	3.5%
		118,879	3.9%

Greece †		9,886	0.3%

[1]Hong Kong †		67,625	2.2%

India
Indiabulls Housing Finance Ltd.	473,167	5,200	0.2%
India—Other †		70,868	2.3%
		76,068	2.5%

Indonesia †		19,736	0.7%

Ireland
Kingspan Group plc	258,178	6,248	0.2%
Paddy Power plc	48,657	5,625	0.2%
Ireland—Other †		3,945	0.1%
		15,818	0.5%

Israel †		11,536	0.4%

Italy
Banca Popolare di Milano Scarl	6,304,589	5,931	0.2%
Banca Popolare dell’Emilia Romagna SC	687,060	5,537	0.2%
1 Italy—Other †		84,250	2.8%
		95,718	3.2%

43

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Japan †		466,588	15.5%
Malaysia †		29,240	1.0%
Mexico †		16,472	0.5%
[1]Netherlands †		48,473	1.6%
New Zealand †		16,309	0.5%
[1]Norway †		29,652	1.0%
Philippines †		13,653	0.4%
Poland †		6,873	0.2%
Portugal †		11,580	0.4%
Russia †		1,895	0.1%
[1]Singapore †		44,153	1.5%
South Africa †		15,809	0.5%
South Korea †		136,454	4.5%
Spain
Merlin Properties Socimi SA	476,122	6,100	0.2%
Gamesa Corp. Tecnologica SA	323,189	5,104	0.2%
Spain—Other †		41,746	1.4%
		52,950	1.8%
[1]Sweden †		102,159	3.4%
Switzerland
BB Biotech AG	16,418	4,639	0.2%
1 Switzerland—Other †		82,342	2.7%
		86,981	2.9%
Taiwan †		175,884	5.8%
Thailand †		34,478	1.1%
Turkey †		7,634	0.3%
United Arab Emirates †		1,420	0.0%
United Kingdom
Amlin plc	733,501	7,445	0.2%
Bellway plc	178,559	7,132	0.2%
Great Portland Estates plc	508,073	6,959	0.2%
Henderson Group plc	1,533,714	6,771	0.2%
Booker Group plc	2,356,747	6,754	0.2%
Halma plc	552,430	6,494	0.2%

44

	FTSE All-World ex-US Small-Cap Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Hiscox Ltd.		418,443	6,230	0.2%
	IG Group Holdings plc		532,584	6,195	0.2%
	Betfair Group plc		124,302	6,177	0.2%
	Man Group plc		2,322,779	5,959	0.2%
	Shaftesbury plc		402,969	5,836	0.2%
	Greene King plc		447,634	5,537	0.2%
	Telecity Group plc		293,879	5,317	0.2%
	UBM plc		636,288	5,010	0.2%
	Spirax-Sarco Engineering plc		106,197	4,973	0.2%
	Essentra plc		382,970	4,964	0.2%
	Close Brothers Group plc		218,823	4,930	0.2%
	Regus plc		946,427	4,875	0.2%
*	BTG plc		559,200	4,751	0.2%
	Cable & Wireless Communications plc		4,117,220	4,659	0.1%
1	United Kingdom—Other †			349,299	11.6%
				466,267	15.5%
	Total Common Stocks (Cost $3,146,727)			2,996,596	99.3%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	0.207%	334,353,058	334,353	11.1%

	5U.S. Government and Agency Obligations †			3,400	0.1%
	Total Temporary Cash Investments (Cost $337,753)			337,753	11.2%[2]
	Total Investments (Cost $3,484,480)			3,334,349	110.5%

				Amount
				($000)
	Other Assets and Liabilities
	Other Assets
	Investment in Vanguard			265
	Receivables for Investment Securities Sold			3,951
	Receivables for Accrued Income			5,840
	Receivables for Capital Shares Issued			413
	Other Assets			89
	Total Other Assets			10,558	0.3%
	Liabilities
	Payables for Investment Securities Purchased			(1,063)
	Collateral for Securities on Loan			(318,967)
	Payables for Capital Shares Redeemed			(236)
	Payables to Vanguard			(1,599)
	Other Liabilities			(5,916)
	Total Liabilities			(327,781)	(10.8%)
	Net Assets			3,017,126	100.0%

45

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	3,227,427
Undistributed Net Investment Income	8,731
Accumulated Net Realized Losses	(69,324)
Unrealized Appreciation (Depreciation)
Investment Securities	(150,131)
Futures Contracts	683
Forward Currency Contracts	(136)
Foreign Currencies	(124)
Net Assets	3,017,126

Investor Shares—Net Assets
Applicable to 12,293,182 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	445,921
Net Asset Value Per Share—Investor Shares	$36.27

ETF Shares—Net Assets
Applicable to 25,313,934 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,407,115
Net Asset Value Per Share—ETF Shares	$95.09

Institutional Shares—Net Assets
Applicable to 903,116 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	164,090
Net Asset Value Per Share—Institutional Shares	$181.69

See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $298,463,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $29,555,000, representing 1.0% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 10.5%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $318,967,000 of collateral received for securities on loan.
5 Securities with a value of $1,900,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

46

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31, 2015
($000)
Investment Income
Income
Dividends[1]	71,933
Interest[2]	35
Securities Lending	5,890
Total Income	77,858
Expenses
The Vanguard Group—Note B
Investment Advisory Services	556
Management and Administrative—Investor Shares	1,051
Management and Administrative—ETF Shares	2,455
Management and Administrative—Institutional Shares	104
Marketing and Distribution—Investor Shares	71
Marketing and Distribution—ETF Shares	307
Marketing and Distribution—Institutional Shares	8
Custodian Fees	721
Auditing Fees	43
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—ETF Shares	122
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	5,446
Net Investment Income	72,412
Realized Net Gain (Loss)
Investment Securities Sold	56,022
Futures Contracts	(2,540)
Foreign Currencies and Forward Currency Contracts	(2,162)
Realized Net Gain (Loss)	51,320
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(228,554)
Futures Contracts	683
Foreign Currencies and Forward Currency Contracts	(93)
Change in Unrealized Appreciation (Depreciation)	(227,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	(104,232)

1 Dividends are net of foreign withholding taxes of $5,560,000.
2 Interest income from an affiliated company of the fund was $33,000.

See accompanying Notes, which are an integral part of the Financial Statements.

47

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	72,412	55,436
Realized Net Gain (Loss)	51,320	142,226
Change in Unrealized Appreciation (Depreciation)	(227,964)	(219,553)
Net Increase (Decrease) in Net Assets Resulting from Operations	(104,232)	(21,891)
Distributions
Net Investment Income
Investor Shares	(10,561)	(8,501)
ETF Shares	(61,064)	(48,170)
Institutional Shares	(2,759)	(985)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(74,384)	(57,656)
Capital Share Transactions
Investor Shares	86,821	74,677
ETF Shares	604,382	291,883
Institutional Shares	118,310	40,284
Net Increase (Decrease) from Capital Share Transactions	809,513	406,844
Total Increase (Decrease)	630,897	327,297
Net Assets
Beginning of Period	2,386,229	2,058,932
End of Period[1]	3,017,126	2,386,229
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $8,731,000 and $9,924,000.

See accompanying Notes, which are an integral part of the Financial Statements.

48

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$38.10	$38.99	$33.21	$32.89	$36.34
Investment Operations
Net Investment Income	. 887.909		.946	.798	.854
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(1.769)	(.834)	5.947	.649	(3.231)
Total from Investment Operations	(.882)	.075	6.893	1.447	(2.377)
Distributions
Dividends from Net Investment Income	(.948)	(.965)	(1.113)	(1.127)	(.782)
Distributions from Realized Capital Gains	—	—	—	—	(.291)
Total Distributions	(.948)	(.965)	(1.113)	(1.127)	(1.073)
Net Asset Value, End of Period	$36.27	$38.10	$38.99	$33.21	$32.89

Total Return[2]	-2.33%	0.15%	21.25%	4.77%	-6.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$446	$382	$318	$232	$204
Ratio of Total Expenses to Average Net Assets	0.31%	0.37%	0.40%	0.45%	0.50%
Ratio of Net Investment Income to
Average Net Assets	2.41%	2.25%	2.58%	2.54%	2.35%
Portfolio Turnover Rate [3]	9%	13%	19%	18%	37%

1 Includes increases from purchase and redemption fees of $.00, $.01, $.01, $.03, and $.06. Effective July 25, 2014, fees were eliminated.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$99.89	$102.21	$87.11	$86.38	$95.38
Investment Operations
Net Investment Income	2.461	2.570	2.664	2.252	2.450
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(4.634)	(2.169)	15.595	1.707	(8.505)
Total from Investment Operations	(2.173)	. 401	18.259	3.959	(6.055)
Distributions
Dividends from Net Investment Income	(2.627)	(2.721)	(3.159)	(3.229)	(2.182)
Distributions from Realized Capital Gains	—	—	—	—	(.763)
Total Distributions	(2.627)	(2.721)	(3.159)	(3.229)	(2.945)
Net Asset Value, End of Period	$95.09	$99.89	$102.21	$87.11	$86.38

Total Return	-2.19%	0.34%	21.50%	4.99%	-6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,407	$1,947	$1,723	$1,040	$906
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.20%	0.25%	0.28%
Ratio of Net Investment Income to
Average Net Assets	2.55%	2.43%	2.78%	2.74%	2.57%
Portfolio Turnover Rate[2]	9%	13%	19%	18%	37%

1 Includes increases from purchase and redemption fees of $.00, $.04, $.03, $.07, and $.13. Effective July 25, 2014, fees were eliminated.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$190.87	$195.32	$166.39	$165.23	$182.36
Investment Operations
Net Investment Income	4.756	4.933	5.100	4.244	4.892
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(8.864)	(4.161)	29.812	3.315	(16.420)
Total from Investment Operations	(4.108)	.772	34.912	7.559	(11.528)
Distributions
Dividends from Net Investment Income	(5.072)	(5.222)	(5.982)	(6.399)	(4.143)
Distributions from Realized Capital Gains	—	—	—	—	(1.459)
Total Distributions	(5.072)	(5.222)	(5.982)	(6.399)	(5.602)
Net Asset Value, End of Period	$181.69	$190.87	$195.32	$166.39	$165.23

Total Return[2]	-2.17%	0.34%	21.51%	5.00%	-6.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$164	$57	$18	$15	$35
Ratio of Total Expenses to Average Net Assets	0.15%	0.18%	0.19%	0.24%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.57%	2.44%	2.79%	2.75%	2.60%
Portfolio Turnover Rate [3]	9%	13%	19%	18%	37%

1 Includes increases from purchase and redemption fees of $.00, $.06, $.07, $.20, and $.18. Effective July 25, 2014, fees were eliminated.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

52

FTSE All-World ex-US Small-Cap Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged.

Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

53

FTSE All-World ex-US Small-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

54

FTSE All-World ex-US Small-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2015, the fund had contributed to Vanguard capital in the amount of $265,000, representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	369,464	30,941	72
Common Stocks—Other	895	2,584,432	10,792
Temporary Cash Investments	334,353	3,400	—
Futures Contracts—Assets[1]	46	—	—
Futures Contracts—Liabilities[1]	(15)	—	—
Forward Currency Contracts—Assets	—	44	—
Forward Currency Contracts—Liabilities	—	(180)	—
Total	704,743	2,618,637	10,864
1 Represents variation margin on the last day of the reporting period.

55

FTSE All-World ex-US Small-Cap Index Fund

D. At October 31, 2015, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	46	44	90
Other Liabilities	(15)	(180)	(195)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2015, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(2,540)	—	(2,540)
Forward Currency Contracts	—	56	56
Realized Net Gain (Loss) on Derivatives	(2,540)	56	(2,484)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	683	—	683
Forward Currency Contracts	—	(136)	(136)
Change in Unrealized Appreciation (Depreciation) on Derivatives	683	(136)	547

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets Index	December 2015	156	6,581	156
E-mini Russell 2000 Index	December 2015	56	6,486	14
Topix Index	December 2015	28	3,616	304
Dow Jones EURO STOXX 50	December 2015	85	3,195	209
				683

Unrealized appreciation (depreciation) on open MSCI Emerging Markets Index, E-mini Russell 2000 Index, and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

56

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America NA	12/15/15	JPY	642,379	USD	5,372	(44)
BNP Paribas	12/23/15	EUR	4,612	USD	5,212	(136)
Citibank, N.A.	12/23/15	USD	2,030	EUR	1,816	31
Barclays Bank PLC	12/15/15	USD	2,003	JPY	239,955	13
						(136)
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2015, the fund realized net foreign currency losses of $2,218,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $2,997,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2015, had unrealized appreciation of $21,545,000.

During the year ended October 31, 2015, the fund realized $91,575,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2015, the fund had $31,472,000 of ordinary income available for distribution. At October 31, 2015, the fund had available capital losses totaling $68,964,000 to offset future net capital gains. Of this amount, $8,716,000 is subject to expiration on October 31, 2019. Capital losses of $60,248,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

57

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2015, the cost of investment securities for tax purposes was $3,506,025,000. Net unrealized depreciation of investment securities for tax purposes was $171,676,000, consisting of unrealized gains of $384,991,000 on securities that had risen in value since their purchase and $556,667,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2015, the fund purchased $1,284,752,000 of investment securities and sold $493,881,000 of investment securities, other than temporary cash investments. Purchases and sales include $554,421,000 and $250,813,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	165,488	4,391	124,654	3,118
Issued in Lieu of Cash Distributions	9,158	249	7,547	193
Redeemed [2]	(87,825)	(2,368)	(57,524)	(1,445)
Net Increase (Decrease)—Investor Shares	86,821	2,272	74,677	1,866
ETF Shares
Issued[1]	880,544	8,719	664,533	6,238
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(276,162)	(2,900)	(372,650)	(3,600)
Net Increase (Decrease) —ETF Shares	604,382	5,819	291,883	2,638
Institutional Shares
Issued[1]	129,128	663	39,711	204
Issued in Lieu of Cash Distributions	2,545	14	985	5
Redeemed [2]	(13,363)	(73)	(412)	(2)
Net Increase (Decrease) —Institutional Shares	118,310	604	40,284	207

1 Incudes purchase fees for fiscal 2014 of $751,000, (fund totals). Effective July 25, 2014, the purchase fee was eliminated.
2 Net of redemption fees for fiscal 2014 of $114,000, (fund totals). Effective July 25, 2014, the redemption fee was eliminated.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2015, that would require recognition or disclosure in these financial statements.

58

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2015

59

Special 2015 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2015, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $481,692,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $627,680,000 and foreign taxes paid of $45,046,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2016 to determine the calendar-year amounts to be included on their 2015 tax returns.

Special 2015 tax information (unaudited) for Vanguard FTSE All-World ex-US Small-Cap
Index Fund

This information for the fiscal year ended October 31, 2015, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $41,407,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $67,091,000 and foreign taxes paid of $5,515,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2016 to determine the calendar-year amounts to be included on their 2015 tax returns.

60

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2015. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE International Index Funds
Periods Ended October 31, 2015

			Since
	One	Five	Inception
	Year	Years	(3/8/2007)
FTSE All-World ex-US Index Fund Investor Shares
Returns Before Taxes	-5.16%	2.59%	1.13%
Returns After Taxes on Distributions	-5.87	1.91	0.65
Returns After Taxes on Distributions and Sale of Fund Shares	-2.52	2.03	0.91

			Since
	One	Five	Inception
	Year	Years	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Returns Before Taxes	-2.33%	2.97%	12.25%
Returns After Taxes on Distributions	-3.10	2.23	11.56
Returns After Taxes on Distributions and Sale of Fund Shares	-1.00	2.22	9.87

61

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

62

Six Months Ended October 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2015	10/31/2015	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$903.91	$1.20
ETF Shares	1,000.00	904.26	0.62
Admiral Shares	1,000.00	904.46	0.62
Institutional Shares	1,000.00	904.41	0.53
Institutional Plus Shares	1,000.00	904.49	0.43
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$919.86	$1.40
ETF Shares	1,000.00	920.58	0.82
Institutional Shares	1,000.00	920.60	0.73
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.95	$1.28
ETF Shares	1,000.00	1,024.55	0.66
Admiral Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.65	0.56
Institutional Plus Shares	1,000.00	1,024.75	0.46
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.74	$1.48
ETF Shares	1,000.00	1,024.35	0.87
Institutional Shares	1,000.00	1,024.45	0.77

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.25% for Investor Shares, 0.13% for ETF Shares, 0.13% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.29% for Investor Shares, 0.17% for ETF Shares, and 0.15% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

63

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

64

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

65

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester, the	Occupation(s) During the Past Five Years and
University of Rochester Medical Center, Monroe	Other Experience: Corporate Vice President and
Community College Foundation, and North Carolina	Chief Global Diversity Officer (retired 2008) and
A&T University.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Chris D. McIsaac
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chairman Emeritus and Senior Advisor
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	John J. Brennan
(retired 2010) of Corning Incorporated (communications	Chairman, 1996–2009
equipment); Trustee of Colby-Sawyer College;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center and of the Advisory Board of the	Founder
Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	London Stock Exchange Group companies include FTSE
Direct Investor Account Services > 800-662-2739	International Limited (”FTSE”), Frank Russell Company
(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
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Who Are Deaf or Hard of Hearing> 800-749-7273	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
This material may be used in conjunction	are trademarks of the London Stock Exchange Group
with the offering of shares of any Vanguard	companies and are used by FTSE, MTS, FTSE TMX and
fund only if preceded or accompanied by	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
the fund’s current prospectus.	can be accepted by the London Stock Exchange Group
All comparative mutual fund data are from Lipper, a	companies nor its licensors for any errors or for any
Thomson Reuters Company, or Morningstar, Inc., unless	loss from use of this publication. Neither the London
otherwise noted.	Stock Exchange Group companies nor any of its
licensors make any claim, prediction, warranty or
You can obtain a free copy of Vanguard’s proxy voting	representation whatsoever, expressly or impliedly,
guidelines by visiting vanguard.com/proxyreporting or by	either as to the results to be obtained from the use of
calling Vanguard at 800-662-2739. The guidelines are	the FTSE Indexes or the fitness or suitability of the
also available from the SEC’s website, sec.gov. In	Indexes for any particular purpose to which they might
addition, you may obtain a free report on how your fund	be put.
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either	The Industry Classification Benchmark (”ICB”) is owned
vanguard.com/proxyreporting or sec.gov.	by FTSE. FTSE does not accept any liability to any
person for any loss or damage arising out of any error
You can review and copy information about your fund at	or omission in the ICB.
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7700 122015

Annual Report | October 31, 2015

Vanguard Global ex-U.S. Real Estate Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	14
Your Fund’s After-Tax Returns.	38
About Your Fund’s Expenses.	39
Glossary.	41

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2015
Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	-1.82%
ETF Shares
Market Price	-2.25
Net Asset Value	-1.66
Admiral™ Shares	-1.66
Institutional Shares	-1.61
S&P Global ex-U.S. Property Index	-1.10
International Real Estate Funds Average	-0.13

International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2014, Through October 31, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	$22.63	$21.44	$0.770	$0.000
ETF Shares	56.54	53.58	2.015	0.000
Admiral Shares	34.27	32.47	1.217	0.000
Institutional Shares	114.14	108.17	4.086	0.000

1

Chairman’s Letter

Dear Shareholder,

The fiscal year ended October 31, 2015, was a volatile one for the world’s equity markets. Both domestic and international markets struggled late in the period. The strength of the U.S. dollar further hindered results of international stocks, which lost ground as a whole. Although results varied dramatically from country to country, stocks of developed economies generally held up better than those of emerging markets.

Against this backdrop, Vanguard Global ex-U.S. Real Estate Index Fund returned about –2%. Because of temporary price differences arising from fair-value pricing policies (see the box on page 7), the fund’s return diverged from that of its target index, the Standard & Poor’s Global ex-U.S. Property Index.

If you own shares of this fund in a taxable account, you may wish to review the table of after-tax returns that appears later in this report.

Global stock markets struggled, and some failed to advance
The broad U.S. stock market returned more than 4% for the 12 months. The market traveled a bumpy road to that

2

result. Fears surfaced in late summer that slower economic growth in China would spread across the globe. A sharp drop in August erased the market’s earlier gains, and stocks slid further in September.

In October, however, U.S. stocks staged a robust rally as the Federal Reserve kept short-term interest rates at historical lows. Corporate earnings, although lower than in recent years, mostly exceeded expectations. In Europe and Asia, central banks signaled or enacted more stimulus measures to counter sluggish growth and low inflation.

The broad international stock market returned about –4% for U.S. investors as the dollar’s strength weighed on local-market returns. Solid gains in the developed markets of the Pacific region and Europe were essentially flat when translated into dollars. Stocks tumbled in emerging markets, where the concerns about China seemed to weigh most heavily.

The search for a safe haven gave bonds a bit of a boost
The broad U.S. taxable bond market, which returned 1.96%, benefited from investors’ desire for safe-haven assets

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.86%	16.28%	14.32%
Russell 2000 Index (Small-caps)	0.34	13.90	12.06
Russell 3000 Index (Broad U.S. market)	4.49	16.09	14.14
FTSE All-World ex US Index (International)	-3.83	5.20	2.99

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.96%	1.65%	3.03%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.87	2.91	4.28
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.02	0.04

CPI
Consumer Price Index	0.17%	0.93%	1.69%

3

during periods of stock market volatility. The yield of the 10-year Treasury note ended October at 2.17%, down from 2.31% a year earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned about –7%, also held back by the strong dollar. Without this currency effect, international bond returns were positive.

The Fed’s 0%–0.25% target for short-term rates continued to constrain returns for money market funds and savings accounts.

Weakness in both the Pacific region and emerging markets hurt returns
Vanguard Global ex-U.S. Real Estate Index Fund invests in real estate stocks in developed and emerging markets outside the United States. The fund seeks to track the S&P Global ex-U.S. Property Index, which includes about 600 stocks of companies in more than 30 countries.

Three major market categories—Europe, the developed markets of the Pacific region, and emerging markets—account for the bulk of the fund’s holdings. For the 12 months, emerging markets and the Pacific region weighed on performance, while Europe posted double-digit returns.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.37%	0.24%	0.24%	0.22%	1.45%

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the fund’s expense ratios were 0.36% for Investor Shares, 0.18% for ETF Shares, 0.18% for Admiral Shares, and 0.16% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: International Real Estate Funds.

4

All but a few of the fund’s emerging-market holdings lost ground. Declining commodities prices, weakening demand from China, and the strong U.S. dollar took a toll on developing economies. Returns for real estate stocks were generally in line with their countries’ broader results.

Brazil was among the hardest hit; its real estate stocks fell 54%. Negative results in Mexico, Malaysia, the United Arab Emirates, and Thailand also detracted from the fund’s performance.

Holdings in the Pacific region, which constituted about half the fund’s assets, declined as well. Japan, one of the world’s largest commercial real estate markets, weighed most on results. The country’s real estate stocks, which slid about 4%, failed to keep pace with the broad Japanese stock market’s return of about 10%. Real estate stocks in Australia and Singapore also lost ground, while Hong Kong—the world’s most expensive city for real estate—was a bright spot for the fund.

The fund’s European holdings advanced nearly 16%, well ahead of the broad European stock market’s flat return. The European Central Bank’s efforts to stimulate growth helped keep the real estate market attractive to investors. The United Kingdom was the fund’s top contributor, returning almost 20%. Germany, France, and Sweden also did well.

Total Returns
Inception Through October 31, 2015
Average
Annual Return
Global ex-U.S. Real Estate Index Fund Investor Shares (Returns since inception:
11/1/2010)	5.06%
S&P Global ex-U.S. Property Index	4.97
International Real Estate Funds Average	4.92

International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

The fund has been successful in tightly tracking its index
Since its inception in November 2010, Vanguard Global ex-U.S. Real Estate Index Fund has produced an average annual return of 5.06% for Investor Shares.

For any index fund, success is defined as closely tracking the performance of its target index, which like all indexes incurs no expenses. Your fund has continually met this objective since its launch five years ago. This success is a tribute to the experience, talent, and sophisticated systems of the fund’s advisor, Vanguard

Staying the course can help you stay closer to your fund’s return

When stock markets are highly volatile, as in
recent months, it’s tempting to run for cover.
But the price of panic can be high.

A rough measure of what can be lost from
attempts to time the market is the difference
between the returns produced by a fund and
the returns earned by the fund’s investors.

The results shown in your fund’s Perfor-
mance Summary later in this report are its
time-weighted returns—the average annual
returns investors would have earned if they
had invested a lump sum in the fund at
the start of the period and reinvested any
distributions they received. Their actual
returns, however, depend on whether they
subsequently bought or sold any shares.
There’s often a gap between this dollar-
weighted return for investors and the
fund’s time-weighted return, as shown
in the figure to the right.

Many sensible investment behaviors can
contribute to the difference in returns, but
industry cash flow data suggest that one
important factor is the generally counter-
productive effort to buy and sell at the “right”
time. Keeping your emotions in check can help
narrow the gap.

Fund returns vs. investor returns

Notes: Data are for the decade ended September 30, 2015. The average fund return and average investor return are from Morningstar, based on
U.S. -domiciled international equity funds that have reported ten-year returns. The average fund return is the average of the international stock funds’ time-weighted returns. The average investor return assumes that the growth of a fund’s total net assets for a given period is driven by market returns and investor cash ‚ow. To calculate investor return, a fund’s change in assets for the period is discounted by the return of the fund to isolate how much of the asset growth was driven by cash
‚ow. A model similar to an internal rate-of-return calculation is then used to calculate a constant growth rate that links the beginning total net assets and periodic cash ‚ows to the ending total net assets.
Sources: Vanguard and Morningstar, Inc.

6

Equity Index Group. The advisor’s efforts have been helped by the funds’ low expenses, which allow you to keep more of the return on your investment.

Although the fund’s longer-term results are solid, it’s important to consider the benefits of global diversification. Recent years have reminded us that global markets don’t always move in lockstep—and that their real estate stocks can be more volatile than the overall stock market. A broadly diversified portfolio that includes both U.S. and international stocks and other asset classes can help investors weather the inevitable variations in global market performance.

A dose of discipline is crucial when markets become volatile
The developments over the past few months remind us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

7

respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 17, 2015

8

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of October 31, 2015

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VGXRX	VNQI	VGRLX	VGRNX
Expense Ratio[1]	0.37%	0.24%	0.24%	0.22%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	668	632
Median Market Cap	$5.8B	$5.8B
Price/Earnings Ratio	11.1x	11.4x
Price/Book Ratio	1.2x	1.2x
Return on Equity	10.6%	10.6%
Earnings Growth
Rate	17.5%	17.2%
Dividend Yield	3.0%	3.0%
Turnover Rate	12%	—
Short-Term Reserves	0.4%	—

Allocation by Region (% of equity exposure)

Volatility Measures
	S&P
	Global	MSCI AC
	ex-U.S.	World
	Property	Index
	Index	ex USA
R-Squared	0.99	0.69
Beta	1.01	0.89

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	3.3%
Unibail-Rodamco SE	Retail REITs	3.0
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	2.9
Sun Hung Kai Properties Diversified Real
Ltd.	Estate Activities	2.3
Cheung Kong Property	Real Estate
Holdings Ltd.	Development	2.1
Daiwa House Industry	Diversified Real
Co. Ltd.	Estate Activities	1.9
Land Securities Group
plc	Diversified REITs	1.8
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	1.7
Scentre Group	Retail REITs	1.7
Vonovia SE	Real Estate
	Operating
	Companies	1.6
Top Ten		22.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the fund’s expense ratios were 0.36% for Investor Shares, 0.18% for ETF Shares, 0.18% for Admiral Shares, and 0.16% for Institutional Shares.

9

Global ex-U.S. Real Estate Index Fund

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	9.5%	9.6%
France	5.5	5.5
Germany	4.4	4.4
Sweden	1.6	1.7
Switzerland	1.4	1.4
Other	3.6	3.8
Subtotal	26.0%	26.4%
Pacific
Japan	22.0%	22.2%
Hong Kong	11.5	11.5
Australia	8.9	9.2
Singapore	5.6	5.4
Other	0.5	0.5
Subtotal	48.5%	48.8%
Emerging Markets
China	8.4%	8.3%
South Africa	2.0	1.9
Philippines	1.5	1.5
United Arab Emirates	1.1	1.1
Mexico	1.1	1.3
Other	4.4	4.4
Subtotal	18.5%	18.5%
North America
Canada	2.3%	2.3%
Middle East	0.6%	0.7%
Other	4.1%	3.3%

"Other" represents securities that are not classified by the fund's benchmark index.

10

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 1, 2010, Through October 31, 2015
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2015

		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index Fund
Investor Shares	-2.30%	4.97%	$12,742

S&P Global ex-U.S. Property Index	-1.10	4.97	12,740

International Real Estate Funds Average	-0.13	4.92	12,716

International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index Fund
ETF Shares Net Asset Value	-1.66%	5.19%	$12,879
S&P Global ex-U.S. Property Index	-1.10	4.97	12,740
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

11

Global ex-U.S. Real Estate Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2015
		Since	Final Value
	One	Inception	of a $10,000
	Year	(2/10/2011)	Investment
Global ex-U.S. Real Estate Index Fund Admiral
Shares	-2.14%	5.51%	$12,882
S&P Global ex-U.S. Property Index	-1.10	5.41	12,827
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/19/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Institutional Shares	-2.09%	5.22%	$6,297,843
S&P Global ex-U.S. Property Index	-1.10	5.16	6,281,719
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 1, 2010, Through October 31, 2015
		Since
	One	Inception
	Year	(11/1/2010)
Global ex-U.S. Real Estate Index Fund ETF Shares
Market Price	-2.25%	28.13%
Global ex-U.S. Real Estate Index Fund ETF Shares
Net Asset Value	-1.66	28.79
S&P Global ex-U.S. Property Index	-1.10	27.40
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

12

Global ex-U.S. Real Estate Index Fund

Fiscal-Year Total Returns (%): November 1, 2010, Through October 31, 2015

Global ex-U.S. Real Estate Index Fund Investor Shares
S&P Global ex-U.S. Property Index

Average Annual Total Returns: Periods Ended September 30, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	11/1/2010	-3.30%	4.08%
Fee-Adjusted Returns		-3.77	3.99
ETF Shares	11/1/2010
Market Price		-2.96	4.11
Net Asset Value		-3.15	4.21
Admiral Shares	2/10/2011	-3.14	4.57
Fee-Adjusted Returns		-3.62	4.47
Institutional Shares	4/19/2011	-3.10	4.24
Fee-Adjusted Returns		-3.57	4.13

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

13

Global ex-U.S. Real Estate Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Australia (9.2%)
	Scentre Group	21,307,850	62,932
	Westfield Corp.	7,720,656	56,454
	Vicinity Centers	13,203,938	27,410
	Stockland	9,368,033	27,064
	Goodman Group	6,247,936	27,056
	GPT Group	7,145,586	24,183
	Dexus Property Group	3,895,672	21,512
	Lend Lease Group	2,147,715	19,921
	Mirvac Group	14,402,319	18,546
	Investa Office Fund	2,476,193	7,137
	BWP Trust	2,000,269	4,595
	Shopping Centres
	Australasia Property
	Group	2,908,404	4,274
	Charter Hall Group	1,278,785	4,097
	Charter Hall Retail REIT	1,328,756	4,019
	Cromwell Property
	Group	5,149,892	3,692
	Aveo Group	1,566,862	3,443
	Abacus Property Group	1,106,349	2,581
*	Gateway Lifestyle	1,003,144	2,012
	ALE Property Group	704,825	1,960
^	Growthpoint Properties
	Australia Ltd.	696,239	1,530
	National Storage REIT	1,267,213	1,424
	Folkestone Education
	Trust	888,779	1,407
	GDI Property Group	2,091,391	1,342
^	Peet Ltd.	1,642,282	1,195
	Arena REIT	939,804	1,145
^	Ingenia Communities
	Group	3,362,347	1,091
^	Hotel Property
	Investments	532,522	976
^	Astro Japan Property
	Group	211,477	792
	Sunland Group Ltd.	578,453	655
	360 Capital Group Ltd.	884,626	644

			Market
			Value•
		Shares	($000)
	Cedar Woods Properties
	Ltd.	203,501	608
^	Industria REIT	411,266	601
^	Galileo Japan Trust	450,684	567
	Aspen Group	567,358	563
	360 Capital Industrial Fund	306,042	514
	Villa World Ltd.	359,138	511
	360 Capital Office Fund	273,972	391
	Finbar Group Ltd.	372,209	305
			339,149
Austria (0.8%)
*	IMMOFINANZ AG	3,652,362	9,354
	CA Immobilien Anlagen
	AG	296,082	5,804
	BUWOG AG	225,123	4,789
*,^	Conwert Immobilien
	Invest SE	257,006	3,682
	Atrium European Real
	Estate Ltd.	699,273	2,900
	S IMMO AG	218,975	1,944
			28,473
Belgium (0.7%)
	Cofinimmo SA	81,931	9,136
	Befimmo SA	81,719	5,470
	Warehouses De Pauw CVA	56,242	4,603
	Aedifica SA	56,526	3,789
	Intervest Offices &
	Warehouses NV	34,177	864
	Wereldhave Belgium NV	6,649	789
*	Retail Estates NV	8,079	669
			25,320
Brazil (0.4%)
	BR Malls Participacoes SA	1,887,420	5,481
	Multiplan
	Empreendimentos
	Imobiliarios SA	321,850	3,511
	BR Properties SA	778,953	2,383
	Iguatemi Empresa de
	Shopping Centers SA	355,386	1,965

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Aliansce Shopping
	Centers SA	294,705	798
	Sao Carlos
	Empreendimentos e
	Participacoes SA	108,250	646
	Sonae Sierra Brasil SA	95,683	414
	JHSF Participacoes SA	631,693	287
			15,485
Canada (2.4%)
^	RioCan REIT	632,783	12,340
	H&R REIT	550,463	8,832
^	First Capital Realty Inc.	454,462	6,732
	Smart REIT	246,236	5,849
	Canadian Apartment
	Properties REIT	256,113	5,273
	Canadian REIT	144,598	4,710
	Allied Properties REIT	155,722	4,273
^	Cominar REIT	329,599	3,877
^	Boardwalk REIT	93,133	3,826
^	Dream Office REIT	217,379	3,489
^	Artis REIT	276,534	2,832
	Granite REIT	95,266	2,777
	Morguard Corp.	22,442	2,471
^	Killam Properties Inc.	240,040	1,911
	Dream Global REIT	228,229	1,587
	Choice Properties REIT	175,732	1,586
^	Crombie REIT	157,297	1,563
^	Milestone Apartments
	REIT	124,482	1,457
^	Morguard REIT	123,617	1,366
^	CT REIT	130,481	1,297
	Pure Industrial Real Estate
	Trust	375,887	1,276
*,^	DREAM Unlimited Corp.
	Class A	218,563	1,232
^	Brookfield Canada Office
	Properties	52,932	1,112
	InnVest REIT	234,038	938
^	Dream Industrial REIT	140,228	862
^	Northern Property REIT	59,995	848
	InterRent REIT	150,116	746
^	NorthWest Healthcare
	Properties REIT	107,855	706
	Melcor Developments Ltd.	56,412	660
^	Slate Retail REIT	59,582	616
^	Plaza Retail REIT	172,850	586
*,^	Mainstreet Equity Corp.	20,801	517
	Morguard North American
	Residential REIT	60,242	485
^	OneREIT	164,483	426
			89,058
Chile (0.1%)
	Parque Arauco SA	2,290,299	3,827

			Market
			Value•
		Shares	($000)
China (8.6%)
	China Overseas Land &
	Investment Ltd.	17,655,710	56,866
	China Resources Land
	Ltd.	11,182,446	28,957
1	Dalian Wanda
	Commercial Properties
	Co. Ltd.	2,697,698	17,969
^	Evergrande Real Estate
	Group Ltd.	20,822,921	15,910
	Country Garden
	Holdings Co. Ltd.	33,586,163	12,763
	China Vanke Co. Ltd.	5,463,054	12,747
	Shimao Property
	Holdings Ltd.	5,015,664	8,790
	Sino-Ocean Land
	Holdings Ltd.	14,121,829	8,190
	New World China
	Land Ltd.	11,253,102	7,436
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	2,160,921	6,974
	Longfor Properties Co.
	Ltd.	5,100,708	6,812
	Jiangsu Future Land Co.
	Ltd. Class B	2,677,110	5,914
	Shenzhen Investment
	Ltd.	11,900,201	4,804
*,^	Goldin Properties
	Holdings Ltd.	5,331,300	4,565
	Sunac China Holdings
	Ltd.	7,455,378	4,553
	China Jinmao Holdings
	Group Ltd.	16,332,054	4,476
	Yuexiu Property Co. Ltd.	25,575,094	4,396
*,1	Red Star Macalline
	Group Corp. Ltd.	3,117,400	4,329
*,^	Renhe Commercial
	Holdings Co. Ltd.	82,916,484	4,305
	Guangzhou R&F
	Properties Co. Ltd.	4,131,809	4,085
*	Fullshare Holdings Ltd.	21,120,000	4,036
	SOHO China Ltd.	7,852,045	4,016
	KWG Property Holding
	Ltd.	5,413,158	3,897
	Shui On Land Ltd.	14,175,038	3,887
	China Merchants
	Property Development
	Co. Ltd. Class B	923,544	3,456
^	Agile Property Holdings
	Ltd.	6,105,409	3,316
^	China South City
	Holdings Ltd.	13,230,111	3,141

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*,^	China New City
	Commercial
	Development Ltd.	2,026,000	3,069
	Poly Property Group Co.
	Ltd.	8,197,760	2,649
	CIFI Holdings Group Co.
	Ltd.	11,460,000	2,439
*	Hopson Development
	Holdings Ltd.	2,764,710	2,327
*	Greentown China
	Holdings Ltd.	2,604,814	2,273
	Yuexiu REIT	4,232,516	2,235
	Beijing Enterprises
	Medical & Health
	Group Ltd.	20,268,000	2,149
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	1,193,534	2,013
	Tian An China
	Investment Co. Ltd.	3,120,761	1,864
*,^	Carnival Group
	International Holdings
	Ltd.	15,174,514	1,701
	Beijing Capital Land Ltd.	3,515,034	1,682
*,^	China Oceanwide
	Holdings Ltd.	10,828,000	1,504
	Guorui Properties Ltd.	3,003,000	1,433
*,^	Kaisa Group Holdings
	Ltd.	6,991,671	1,407
*,^	Zall Development Group
	Ltd.	6,347,574	1,400
^	China Aoyuan Property
	Group Ltd.	6,165,000	1,367
	C C Land Holdings Ltd.	5,201,000	1,334
^	China SCE Property
	Holdings Ltd.	6,044,766	1,326
	Spring REIT	3,299,000	1,318
*	Glorious Property
	Holdings Ltd.	10,077,036	1,294
^	Logan Property Holdings
	Co. Ltd.	3,076,000	1,291
^,1	Redco Properties Group
	Ltd.	1,812,000	1,232
^	Shanghai Industrial Urban
	Development Group
	Ltd.	6,104,799	1,181
*	Zhuguang Holdings
	Group Co. Ltd.	6,158,000	1,157
*,^,1Sunshine 100 China
	Holdings Ltd.	3,136,000	1,139
^	Yuzhou Properties Co.
	Ltd.	4,755,000	1,138
^	China Merchants Land
	Ltd.	5,230,000	1,105

			Market
			Value•
		Shares	($000)
*	Gemdale Properties &
	Investment Corp. Ltd.	21,158,922	1,088
*	Mingfa Group
	International Co. Ltd.	4,175,908	1,009
^	China Overseas Grand
	Oceans Group Ltd.	3,138,386	994
	Beijing North Star Co.
	Ltd.	2,994,000	968
^	Future Land
	Development Holdings
	Ltd.	6,156,000	956
*	Madex International
	Holdings Ltd.	38,980,000	901
*	Sinolink Worldwide
	Holdings Ltd.	7,644,643	842
*,^	Greenland Hong Kong
	Holdings Ltd.	1,989,000	837
*,^	Wanda Hotel
	Development Co. Ltd.	5,410,741	819
1	China Vast Industrial
	Urban Development
	Co. Ltd.	2,017,000	812
^	Hydoo International
	Holding Ltd.	5,260,000	809
^	Road King Infrastructure
	Ltd.	904,000	786
*,^	Wuzhou International
	Holdings Ltd.	4,976,000	776
	Powerlong Real Estate
	Holdings Ltd.	3,939,139	767
	Xinyuan Real Estate Co.
	Ltd. ADR	210,318	755
	Fantasia Holdings Group
	Co. Ltd.	6,352,443	753
	New Century REIT	1,843,000	719
^	Times Property Holdings
	Ltd.	1,769,000	706
	Silver Grant International
	Industries Ltd.	5,204,216	700
*	Top Spring International
	Holdings Ltd.	1,384,500	578
	Greattown Holdings Ltd.
	Class B	643,800	570
*	Shanghai Zendai
	Property Ltd.	21,210,000	553
	Minmetals Land Ltd.	5,203,000	534
	Lai Fung Holdings Ltd.	31,241,000	531
*	Beijing Properties
	Holdings Ltd.	7,442,000	525
*	SRE Group Ltd.	10,222,000	514
*,^	China New Town
	Development Co. Ltd.	11,940,600	485
*	Tian Shan Development
	Holding Ltd.	1,054,000	442
*,^	LVGEM China Real Estate
	Investment Co. Ltd.	1,260,000	404

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*,^	Guangdong Land
	Holdings Ltd.	1,780,000	394
*	Zhong An Real Estate
	Ltd.	3,184,000	348
*	China Properties Group
	Ltd.	1,385,000	285
	First Sponsor Group Ltd.	272,000	239
			318,016
Denmark (0.0%)
*	Jeudan A/S	6,835	677
*,^	TK Development A/S	251,868	306
			983
Egypt (0.2%)
	Talaat Moustafa Group	4,181,917	3,536
*	Palm Hills Developments
	SAE	4,608,932	1,223
*	Six of October
	Development &
	Investment	903,471	1,019
*	Emaar Misr for
	Development SAE	2,517,594	897
	Heliopolis Co. for
	Housing and
	Construction SAE	134,738	725
*	United Co. for Housing &
	Development - SAE	294,422	499
	Amer Group Holding	6,337,146	426
*	Porto Holding SAE	6,337,146	363
			8,688
Finland (0.2%)
	Citycon Oyj	1,582,201	4,162
^	Sponda Oyj	853,765	3,623
	Technopolis Oyj	326,161	1,314
			9,099
France (5.7%)
	Unibail-Rodamco SE	397,089	110,646
	Klepierre	763,970	36,200
	Gecina SA	145,520	18,587
	Fonciere Des Regions	176,231	16,584
	ICADE	143,715	10,632
	Nexity SA	140,105	6,203
	Fonciere de Paris SIIC	38,866	4,733
	Mercialys SA	75,696	1,739
	Altarea SCA	8,787	1,654
	ANF Immobilier	40,834	954
	Affine SA	24,450	452
*	Fonciere des Murs SCA	15,527	450
			208,834
Germany (4.5%)
	Vonovia SE	1,810,876	60,327
	Deutsche Wohnen AG	1,365,515	38,504
	LEG Immobilien AG	235,975	18,840
	Deutsche EuroShop AG	181,239	8,741
	Grand City Properties SA	358,422	7,156
^	TAG Immobilien AG	493,494	6,391

			Market
			Value•
		Shares	($000)
^	alstria office REIT-AG	434,950	6,063
*	PATRIZIA Immobilien AG	148,381	4,079
	TLG Immobilien AG	206,844	3,894
^	Hamborner REIT AG	258,238	2,749
*,1	ADO Properties SA	84,563	2,161
	DIC Asset AG	195,840	1,927
	VIB Vermoegen AG	99,978	1,918
*	ADLER Real Estate AG	109,266	1,698
	WCM Beteiligungs &
	Grundbesitz-AG	417,957	1,015
			165,463
Greece (0.1%)
	Grivalia Properties REIC AE	159,148	1,453
*	LAMDA Development SA	88,367	446
			1,899
Hong Kong (11.7%)
	Sun Hung Kai Properties
	Ltd.	6,438,441	85,922
	Cheung Kong Property
	Holdings Ltd.	11,309,375	78,988
	Link REIT	9,333,089	55,442
	Hongkong Land Holdings
	Ltd.	4,765,312	35,676
	Sino Land Co. Ltd.	19,360,605	29,833
	Henderson Land
	Development Co. Ltd.	4,067,200	25,888
	Hang Lung Properties
	Ltd.	8,687,932	21,222
	Wheelock & Co. Ltd.	3,376,652	15,694
	Swire Properties Ltd.	4,376,200	13,109
	Hang Lung Group Ltd.	3,554,103	12,866
	Hysan Development Co.
	Ltd.	2,607,655	11,543
	Kerry Properties Ltd.	2,587,332	7,651
	Champion REIT	9,105,512	4,719
^	Chinese Estates
	Holdings Ltd.	1,891,952	4,394
	Great Eagle Holdings Ltd.	1,083,697	3,563
	Joy City Property Ltd.	16,431,695	2,565
	Sunlight REIT	4,252,400	2,150
	K Wah International
	Holdings Ltd.	4,687,338	2,019
	Prosperity REIT	5,062,649	1,852
	Kowloon Development
	Co. Ltd.	1,423,414	1,608
	Far East Consortium
	International Ltd.	3,810,000	1,386
^	Yida China Holdings Ltd.	4,002,000	1,374
	HKR International Ltd.	2,715,682	1,208
^	Langham Hospitality
	Investments and
	Langham Hospitality
	Investments Ltd.	3,264,000	1,201
^	TAI Cheung Holdings
	Ltd.	1,368,033	1,097

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	China Minsheng Drawin
	Technology Group Ltd.	15,400,000	1,005
	Liu Chong Hing
	Investment Ltd.	694,000	818
^	Emperor International
	Holdings Ltd.	4,129,832	797
^	Regal REIT	2,959,815	750
	CSI Properties Ltd.	21,998,348	734
*	Lai Sun Development
	Co. Ltd.	38,130,302	695
*	ITC Properties Group
	Ltd.	1,274,000	607
*	Hong Kong Ferry
	Holdings Co. Ltd.	515,000	599
*	Wang On Group Ltd.	32,000,000	436
*	China Properties
	Investment Holdings
	Ltd.	14,598,000	412
^	Soundwill Holdings Ltd.	316,500	406
*	China City Infrastructure
	Group Ltd.	4,972,000	401
	China Motor Bus Co. Ltd.	33,600	336
*	Man Sang International
	Ltd.	2,244,000	311
	ZH International Holdings
	Ltd.	7,610,000	252
^	International
	Entertainment Corp.	870,000	201
*	Hanison Construction
	Holdings Ltd.	660,665	121
			431,851
India (0.3%)
	DLF Ltd.	1,779,595	3,154
	Oberoi Realty Ltd.	316,612	1,380
*	Housing Development &
	Infrastructure Ltd.	1,143,317	1,264
	Prestige Estates Projects
	Ltd.	374,929	1,163
	Phoenix Mills Ltd.	215,465	1,097
	Godrej Properties Ltd.	207,493	1,088
*	Indiabulls Real Estate Ltd.	936,250	889
*	Unitech Ltd.	5,730,270	665
	Mahindra Lifespace
	Developers Ltd.	84,255	641
			11,341
Indonesia (0.8%)
	Lippo Karawaci Tbk PT	77,701,600	6,739
	Bumi Serpong Damai
	Tbk PT	37,611,127	4,414
	Summarecon Agung
	Tbk PT	40,305,700	4,077
	Ciputra Development
	Tbk PT	43,568,925	3,430
	Pakuwon Jati Tbk PT	102,278,630	3,158

			Market
			Value•
		Shares	($000)
	Modernland Realty Tbk
	PT	37,306,000	1,330
	Alam Sutera Realty Tbk
	PT	38,012,097	1,072
	Kawasan Industri
	Jababeka Tbk PT	71,271,683	1,052
*	Lippo Cikarang Tbk PT	1,583,900	921
	Intiland Development
	Tbk PT	22,443,351	824
*	Eureka Prima Jakarta
	Tbk PT	16,758,300	624
*	Agung Podomoro Land
	Tbk PT	23,916,600	482
	Sentul City Tbk PT	71,307,500	384
	Ciputra Surya Tbk PT	2,246,431	370
	Ciputra Property Tbk PT	9,751,678	330
	Bekasi Fajar Industrial
	Estate Tbk PT	11,411,582	317
*	Puradelta Lestari Tbk PT	15,220,900	247
*	Bakrieland Development
	Tbk PT	48,597,400	178
			29,949
Ireland (0.3%)
	Green REIT plc	2,766,182	4,784
	Hibernia REIT plc	2,749,416	4,071
	Irish Residential
	Properties REIT plc	1,318,338	1,624
			10,479
Israel (0.7%)
	Azrieli Group	125,730	4,913
	Gazit-Globe Ltd.	356,619	3,862
	Alony Hetz Properties &
	Investments Ltd.	375,588	2,864
	Melisron Ltd.	66,146	2,308
*	Airport City Ltd.	231,719	2,253
	Reit 1 Ltd.	658,066	1,804
	Amot Investments Ltd.	479,506	1,560
*	Jerusalem Oil Exploration	33,965	1,356
	Norstar Holdings Inc.	61,794	1,329
	Sella Capital Real Estate
	Ltd.	543,075	814
*	Africa Israel Properties Ltd.	47,921	649
	Big Shopping Centers Ltd.	11,616	565
*	Blue Square Real Estate
	Ltd.	13,975	376
*	Africa Israel Investments
	Ltd.	437,026	323
	ADO Group Ltd.	25,323	276
*	Summit Real Estate
	Holdings Ltd.	50,582	219
	Industrial Buildings Corp.
	Ltd.	152,033	140
*	Jerusalem Economy Ltd.	42,619	83
*	Elbit Imaging Ltd.	59,578	66
			25,760

18

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Italy (0.1%)
^	Beni Stabili SpA SIIQ	4,401,555	3,620
	Immobiliare Grande
	Distribuzione SIIQ SPA	1,249,269	1,247
*,^	Prelios SPA	1,037,552	380
			5,247
Japan (22.1%)
	Mitsubishi Estate Co. Ltd.	5,618,445	120,119
	Mitsui Fudosan Co. Ltd.	4,000,057	108,431
	Daiwa House Industry
	Co. Ltd.	2,701,274	70,530
	Sumitomo Realty &
	Development Co. Ltd.	1,930,367	63,289
	Daito Trust Construction
	Co. Ltd.	321,300	34,756
	Nippon Building Fund Inc.	5,718	27,095
	Japan Real Estate
	Investment Corp.	5,331	24,620
*,^	Nomura Real Estate
	Master Fund Inc.	15,148	19,194
	Japan Retail Fund
	Investment Corp.	9,842	19,032
	Hulic Co. Ltd.	1,824,764	16,989
	United Urban Investment
	Corp.	10,710	14,828
	Tokyu Fudosan Holdings
	Corp.	2,076,356	14,549
	Nippon Prologis REIT Inc.	7,010	12,265
	Orix JREIT Inc.	9,055	12,164
	Japan Prime Realty
	Investment Corp.	3,534	11,451
	Advance Residence
	Investment Corp.	5,266	11,175
	Nomura Real Estate
	Holdings Inc.	511,529	10,869
	Tokyo Tatemono Co. Ltd.	868,383	10,741
	GLP J-Reit	10,481	10,418
^	Japan Hotel REIT
	Investment Corp.	12,735	8,822
	Activia Properties Inc.	2,038	8,615
	Frontier Real Estate
	Investment Corp.	2,011	8,127
	Aeon Mall Co. Ltd.	470,783	7,860
	Kenedix Office Investment
	Corp.	1,639	7,477
	Mori Trust Sogo Reit Inc.	4,117	7,270
	Nippon Accommodations
	Fund Inc.	1,966	6,752
^	Daiwa Office Investment
	Corp.	1,314	6,670
	Japan Logistics Fund Inc.	3,559	6,606
	Invincible Investment Corp.	11,125	6,589
	Industrial & Infrastructure
	Fund Investment Corp.	1,432	6,473
	Mori Hills REIT
	Investment Corp.	4,965	6,136

			Market
			Value•
		Shares	($000)
*	Leopalace21 Corp.	1,071,850	5,690
	Japan Excellent Inc.	5,126	5,609
	Daiwa House Residential
	Investment Corp.	2,711	5,466
	Daiwa House REIT
	Investment Corp.	1,256	5,030
	Fukuoka REIT Corp.	2,800	4,544
	Tokyu REIT Inc.	3,753	4,534
	Japan Rental Housing
	Investments Inc.	6,643	4,435
	Premier Investment Corp.	4,530	4,423
	NTT Urban Development
	Corp.	436,800	4,323
	AEON REIT Investment
	Corp.	3,445	4,091
^	Ichigo Office REIT
	Investment	5,757	3,967
^	NIPPON REIT Investment
	Corp.	1,601	3,762
^	Hulic Reit Inc.	2,831	3,704
	Sekisui House SI
	Residential Investment
	Corp.	4,070	3,685
^	Kenedix Residential
	Investment Corp.	1,408	3,586
	Comforia Residential REIT
	Inc.	1,762	3,358
^	Sekisui House Reit Inc.	3,046	3,132
	MCUBS MidCity
	Investment Corp.	1,084	3,091
	Kenedix Retail REIT Corp.	1,429	2,787
	Top REIT Inc.	712	2,663
	TOC Co. Ltd.	358,229	2,617
	Heiwa Real Estate REIT
	Inc.	3,427	2,537
	Hankyu Reit Inc.	2,370	2,517
	Global One Real Estate
	Investment Corp.	749	2,453
^	Unizo Holdings Co. Ltd.	57,300	2,425
^	Hoshino Resorts REIT Inc.	200	2,136
	Daikyo Inc.	1,197,050	2,063
	Daibiru Corp.	228,057	1,936
	Takara Leben Co. Ltd.	353,552	1,830
	Heiwa Real Estate Co. Ltd.	140,532	1,689
	Invesco Office J-Reit Inc.	2,121	1,683
	Goldcrest Co. Ltd.	69,840	1,304
	SIA Reit Inc.	308	1,147
	Keihanshin Building Co.
	Ltd.	182,000	1,001
^	Starts Proceed
	Investment Corp.	610	839
^	Shinoken Group Co. Ltd.	50,000	733
*,^	SAMTY Co. Ltd.	61,400	619
*,^	Japan Property
	Management Center Co.
	Ltd.	52,300	526

19

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	Nippon Commercial
	Development Co. Ltd.	30,100	491
	Airport Facilities Co. Ltd.	103,500	468
*	Samty Residential
	Investment Corp.	656	468
*	Japan Senior Living
	Investment Corp.	360	458
	Tokyo Theatres Co. Inc.	354,017	392
			814,124
Malaysia (0.7%)
	IOI Properties Group Bhd.	7,086,516	3,326
	KLCCP Stapled Group	1,375,870	2,246
	Sunway Bhd.	2,767,285	1,991
	SP Setia Bhd Group	2,544,160	1,949
	IGB REIT	5,375,800	1,690
	Sunway REIT	4,526,734	1,611
	UEM Sunrise Bhd.	5,516,565	1,600
	Mah Sing Group Bhd.	4,987,725	1,531
*	Eco World Development
	Group Bhd.	4,460,400	1,419
*	Eastern & Oriental Bhd.	3,485,156	1,284
	Pavilion REIT	3,448,000	1,210
	Capitaland Malaysia Mall
	Trust	3,442,500	1,106
	UOA Development Bhd.	2,078,100	1,018
	Axis REIT	2,571,600	995
	Matrix Concepts Holdings
	Bhd.	1,520,383	856
	IGB Corp. Bhd.	1,268,100	723
	KSL Holdings Bhd.	1,688,800	617
*	YNH Property Bhd.	1,315,403	573
*	Tropicana Corp. Bhd.	1,710,146	383
	Land & General Bhd.	3,342,800	326
	Tambun Indah Land Bhd.	614,800	201
*	Eco World Development
	Group Bhd Warrants 2
	Exp. 03/26/2022	450,320	44
*	Eastern & Oriental Bhd
	Warrants Exp.
	07/21/2019	438,840	22
*	Matrix Concepts Holdings
	Bhd. Warrants	133,683	13
*	Mah Sing Group Warrants
	Exp. 01/15/2026	264,345	9
*	Mah Sing Group Bhd.
	Warrants Exp. 03/18/2018	156,256	7
			26,750
Mexico (1.5%)
	Fibra Uno Administracion
	SA de CV	10,320,612	22,668
	Concentradora Fibra
	Danhos SA de CV	3,112,415	7,287
*	Grupo GICSA SA de CV	5,062,500	4,934
	Mexico Real Estate
	Management SA de CV	3,284,686	4,560

			Market
			Value•
		Shares	($000)
	PLA Administradora
	Industrial S de RL de CV	2,448,712	4,519
	Corp Inmobiliaria Vesta
	SAB de CV	2,072,500	3,403
	Prologis Property Mexico
	SA de CV	1,189,200	1,978
	Concentradora Fibra
	Hotelera Mexicana SA
	de CV	1,983,187	1,940
	Fibra Shop Portafolios
	Inmobiliarios SAPI de CV	1,589,418	1,627
	Asesor de Activos Prisma
	SAPI de CV	1,520,700	1,196
			54,112
Netherlands (0.7%)
	Wereldhave NV	163,088	10,164
	Eurocommercial
	Properties NV	193,105	9,207
	Vastned Retail NV	78,146	3,792
	NSI NV	557,477	2,427
*	Brack Capital Properties NV	1,474	91
			25,681
New Zealand (0.5%)
	Kiwi Property Group Ltd.	5,256,238	4,835
	Goodman Property Trust	4,169,606	3,399
	Precinct Properties New
	Zealand Ltd.	4,026,266	3,323
	Argosy Property Ltd.	3,189,091	2,427
	Stride Property Ltd.	1,444,704	2,043
	Property for Industry Ltd.	1,689,525	1,761
	Vital Healthcare Property
	Trust	1,222,922	1,456
			19,244
Norway (0.2%)
1	Entra ASA	320,712	2,725
	Olav Thon
	Eiendomsselskap ASA	121,360	2,028
*	Norwegian Property ASA	922,392	997
	Selvaag Bolig ASA	181,004	513
			6,263
Philippines (1.5%)
	SM Prime Holdings Inc.	47,271,165	21,718
	Ayala Land Inc.	23,810,100	18,171
	Megaworld Corp.	52,930,000	5,282
	Robinsons Land Corp.	6,391,450	4,172
	Vista Land & Lifescapes
	Inc.	14,074,400	1,668
	Filinvest Land Inc.	40,541,000	1,503
	Belle Corp.	17,150,800	1,265
	8990 Holdings Inc.	8,177,000	1,133
	DoubleDragon Properties
	Corp.	2,343,000	1,033
*	Starmalls Inc.	1,359,300	237
			56,182

20

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Poland (0.1%)
*,^	Globe Trade Centre SA	858,257	1,492
*	Echo Investment SA	448,494	760
			2,252
Qatar (0.2%)
	Barwa Real Estate Co.	396,693	4,893
	United Development Co.
	QSC	369,559	2,494
	Mazaya Qatar Real Estate
	Development QSC	100,712	450
			7,837
Russia (0.1%)
	LSR Group PJSC GDR	765,010	1,716
	Etalon Group Ltd. GDR	411,071	793
			2,509
Singapore (5.7%)
	CapitaLand Ltd.	10,199,138	22,437
	Global Logistic
	Properties Ltd.	12,543,431	19,970
	CapitaLand Mall Trust	10,524,134	14,863
	Ascendas REIT	8,289,921	14,095
	UOL Group Ltd.	2,612,478	12,221
	Suntec REIT	10,189,027	11,991
	City Developments Ltd.	1,926,990	10,901
	CapitaLand Commercial
	Trust Ltd.	8,142,882	8,171
	Fortune REIT	5,433,861	5,653
	Mapletree Commercial
	Trust	5,393,805	5,258
	Mapletree Industrial
	Trust	4,769,334	5,189
	Mapletree Greater China
	Commercial Trust	7,271,660	5,160
	Keppel REIT	7,032,415	4,835
	Mapletree Logistics Trust	5,979,829	4,351
^	Frasers Centrepoint Trust	2,370,641	3,306
	Starhill Global REIT	5,719,368	3,300
^	Ascott Residence Trust	3,374,355	2,912
	CapitaLand Retail China
	Trust	2,634,186	2,855
^	Keppel DC REIT	3,625,100	2,690
	CDL Hospitality Trusts	2,768,102	2,675
	Parkway Life REIT	1,600,755	2,637
	Frasers Commercial Trust	2,353,767	2,300
	Wing Tai Holdings Ltd.	1,757,410	2,187
^	Cache Logistics Trust	3,017,305	2,160
	AIMS AMP Capital
	Industrial REIT	2,136,676	2,125
^	SPH REIT	3,081,300	2,064
	First REIT	2,330,754	2,061
	Ascendas India Trust	2,948,266	1,841
	Cambridge Industrial
	Trust	4,192,009	1,824
	Lippo Malls Indonesia
	Retail Trust	7,720,806	1,760

			Market
			Value•
		Shares	($000)
^	United Industrial Corp.
	Ltd.	792,188	1,742
	OUE Hospitality Trust	2,943,200	1,709
	Frasers Centrepoint Ltd.	1,431,500	1,664
	Ascendas Hospitality
	Trust	3,403,800	1,651
^	Far East Hospitality Trust	3,386,480	1,619
	Yanlord Land Group Ltd.	2,136,504	1,588
	Soilbuild Business Space
	REIT	2,689,500	1,533
	Sabana Shari’ah
	Compliant Industrial
	REIT	2,779,636	1,507
^	Sinarmas Land Ltd.	4,231,000	1,442
	GuocoLand Ltd.	1,073,977	1,426
*,^	Yoma Strategic Holdings
	Ltd.	4,384,218	1,337
^	Frasers Hospitality Trust	2,390,100	1,323
	Ho Bee Land Ltd.	938,603	1,316
*,^	Perennial Real Estate
	Holdings Ltd.	1,861,877	1,315
	Wheelock Properties
	Singapore Ltd.	1,149,969	1,250
^	Croesus Retail Trust	2,041,500	1,215
^	OUE Commercial REIT	1,916,900	935
*	Ying Li International Real
	Estate Ltd.	4,365,000	570
	Oxley Holdings Ltd.	1,764,800	528
	Fragrance Group Ltd.	2,158,550	295
	SingHaiyi Group Ltd.	1,915,200	139
			209,896
South Africa (2.0%)
	Growthpoint Properties
	Ltd.	8,926,873	16,352
	Redefine Properties Ltd.	17,561,698	14,642
	Resilient Property
	Income Fund Ltd.	1,381,165	12,132
	Hyprop Investments Ltd.	866,502	7,850
	Capital Property Fund Ltd.	6,322,161	7,360
*	Attacq Ltd.	2,885,419	4,553
	Vukile Property Fund Ltd.	2,115,850	2,931
	Emira Property Fund Ltd.	1,939,792	2,578
	SA Corporate Real Estate
	Fund Nominees Pty Ltd.	6,231,153	2,344
	Octodec Investments Ltd.	744,593	1,371
	Delta Property Fund Ltd.	1,964,982	1,189
	Rebosis Property Fund
	Ltd.	1,379,988	1,175
*	Hospitality Property Fund
	Ltd. Class A	533,962	471
			74,948
South Korea (0.0%)
*,^	SK D&D Co. Ltd.	9,932	568
*	Dongwon Development
	Co. Ltd.	13,262	495
			1,063

21

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Spain (0.9%)
	Merlin Properties Socimi
	SA	1,242,886	15,924
*	Inmobiliaria Colonial SA	8,028,943	5,947
*	Hispania Activos
	Inmobiliarios SA	333,501	5,013
	Axiare Patrimonio SOCIMI
	SA	243,088	3,474
	Lar Espana Real Estate
	Socimi SA	238,728	2,519
*	Realia Business SA	431,388	340
			33,217
Sweden (1.9%)
	Castellum AB	696,616	10,415
	Fabege AB	569,318	9,036
*	Wallenstam AB	890,636	7,877
	Hufvudstaden AB Class A	483,798	6,835
*	Fastighets AB Balder	293,533	5,909
	Hemfosa Fastigheter AB	540,935	5,842
	Wihlborgs Fastigheter AB	283,961	5,538
	Kungsleden AB	640,802	4,791
	Atrium Ljungberg AB	206,197	3,197
	Sagax AB Class B	288,866	2,315
	Klovern AB B Shares	1,846,125	1,911
	Dios Fastigheter AB	198,527	1,456
*	D Carnegie & Co. AB	155,060	1,055
*	Victoria Park AB	469,902	770
	Tribona AB	129,122	645
	Platzer Fastigheter
	Holding AB Class B	138,112	597
*	FastPartner AB	29,830	450
*	NP3 Fastigheter AB	58,987	287
	Corem Property Group
	AB Class B	75,705	231
			69,157
Switzerland (1.5%)
	Swiss Prime Site AG	282,896	21,612
	PSP Swiss Property AG	163,457	14,215
	Allreal Holding AG	59,665	7,907
	Mobimo Holding AG	24,981	5,390
*	Intershop Holding AG	6,304	2,675
	Zug Estates Holding AG
	Class B	1,046	1,506
	Hiag Immobilien AG	11,050	1,003
			54,308
Taiwan (0.8%)
	Ruentex Development
	Co. Ltd.	4,145,579	5,019
	Highwealth Construction
	Corp.	3,223,149	4,736
	Cathay No 1 REIT	4,695,310	2,471
	Huaku Development Co.
	Ltd.	988,554	1,868

			Market
			Value•
		Shares	($000)
	Prince Housing &
	Development Corp.	5,035,478	1,560
	Farglory Land
	Development Co. Ltd.	1,199,631	1,379
	Cathay Real Estate
	Development Co. Ltd.	2,785,000	1,203
*	Cathay No 2 REIT	2,415,000	1,147
	Chong Hong Construction
	Co. Ltd.	788,497	1,113
	Radium Life Tech Co. Ltd.	2,805,947	1,079
	Hung Sheng Construction
	Ltd.	2,071,000	998
	Taiwan Land
	Development Corp.	2,748,257	905
	KEE TAI Properties Co.
	Ltd.	1,631,869	856
	Kindom Construction
	Corp.	1,366,000	764
	Kuoyang Construction Co.
	Ltd.	2,150,665	746
	Pacific Construction Co.	1,254,000	630
	Hung Poo Real Estate
	Development Corp.	939,194	627
*	Shining Building Business
	Co. Ltd.	1,642,971	586
	Huang Hsiang
	Construction Corp.	579,000	469
	Advancetek Enterprise
	Co. Ltd.	599,000	341
	Yea Shin International
	Development Co. Ltd.	714,392	331
	King’s Town Construction
	Co. Ltd.	453,239	259
	Yungshin Construction &
	Development Co. Ltd.	178,800	164
			29,251
Thailand (1.0%)
*	Central Pattana PCL	5,501,900	7,109
*	Land & Houses PCL	13,494,900	3,236
^	CPN Retail Growth
	Leasehold Property
	Fund	6,477,610	3,186
	Tesco Lotus Retail
	Growth Freehold &
	Leasehold Property
	Fund	7,199,472	2,671
*	Pruksa Real Estate PCL	2,846,900	2,237
	Samui Airport Property
	Fund Leasehold	2,899,300	1,622
*	Bangkok Land PCL	34,390,300	1,515
	WHA Corp. PCL
	(Foreign)	16,227,630	1,464
*	Supalai PCL	2,560,305	1,358
*	Quality Houses PCL	17,839,900	1,281
*	LPN Development PCL	2,447,500	1,228

22

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	IMPACT Growth REIT	3,012,900	974
*	MBK PCL	2,465,620	970
*	Amata Corp. PCL	2,455,000	944
	Singha Estate PCL	4,355,700	886
*	United Power of Asia
	PCL	13,837,900	586
	Sansiri PCL	11,844,200	568
*	Siam Future
	Development PCL	3,330,267	551
^	TICON Industrial
	Connection PCL	1,609,280	542
*	Platinum Group PCL	3,319,400	475
	Univentures PCL
	(Foreign)	1,577,100	314
*	Property Perfect PCL	12,008,800	310
*	AP Thailand PCL	1,791,350	301
	WHA Corp. PCL	3,250,240	293
	Rojana Industrial Park
	PCL NVDR	1,541,382	277
*	Sansiri PCL (Local)	5,418,200	260
	Asian Property
	Development PCL
	(Foreign)	1,513,270	255
*	SC Asset Corp. PCL	3,071,925	248
*	Univentures PCL	1,067,500	212
	SC Asset Corp. PCL
	(Foreign)	2,526,712	204
^	TICON Industrial
	Connection PCL
	(Foreign)	578,993	195
	Sansiri PCL (Foreign)	4,060,798	195
	Bangkok Land PCL
	(Foreign)	4,269,495	188
*	Rojana Industrial Park
	PCL	775,812	139
	Land & Houses PCL
	(Foreign)	481,300	115
	Rojana Industrial Park
	PCL (Foreign)	481,328	87
	Property Perfect PCL
	(Foreign)	2,742,000	71
*	SC Asset Corp. PCL
	NVDR	831,300	67
*	WHA Corp. PCL Warrants
	Exp. 12/31/2019	108,341	37
*	WHA Corp. PCL Warrants	1,509,438	21
*	Sansiri PLC Warrants Exp.
	07/29/2017	6,096,366	—
*	Raimon Land PCL
	Warrants	1,271,475	—
*	Thai Factory
	Development PCL
	Warrants Exp.
	11/26/2017	204,800	—
			37,192

			Market
			Value•
		Shares	($000)
Turkey (0.3%)
	Emlak Konut Gayrimenkul
	Yatirim Ortakligi AS	7,888,671	7,655
	Is Gayrimenkul Yatirim
	Ortakligi AS	1,582,253	814
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	336,025	381
	Saf Gayrimenkul Yatirim
	Ortakligi AS	1,154,444	364
			9,214
United Arab Emirates (1.3%)
	Emaar Properties PJSC	14,314,178	24,895
	Aldar Properties PJSC	12,832,197	7,957
*	Emaar Malls Group PJSC	7,964,991	6,785
	DAMAC Properties Dubai
	Co. PJSC	6,955,669	5,620
*	Deyaar Development
	PJSC	5,535,542	893
*	Eshraq Properties Co.
	PJSC	4,734,595	798
	RAK Properties PJSC	4,611,175	727
			47,675
United Kingdom (10.2%)
	Land Securities Group plc	3,253,952	67,068
	British Land Co. plc	4,144,760	55,536
	Hammerson plc	3,176,847	31,125
	Derwent London plc	448,885	26,811
	Segro plc	3,005,678	20,800
	Capital & Counties
	Properties plc	3,010,865	20,588
	Great Portland Estates
	plc	1,393,102	19,082
^	Intu Properties plc	3,308,943	17,609
	Shaftesbury plc	1,125,472	16,300
	UNITE Group plc	898,651	9,196
	F&C Commercial Property
	Trust Ltd.	3,341,086	7,339
	Big Yellow Group plc	608,862	7,027
	Workspace Group plc	476,226	7,019
	LondonMetric Property
	plc	2,544,023	6,622
	Grainger plc	1,686,595	6,463
^	Hansteen Holdings plc	2,863,037	5,469
	Assura plc	6,277,610	5,440
	Tritax Big Box REIT plc	2,721,408	5,398
	ST Modwen Properties plc	765,515	5,183
	Safestore Holdings plc	852,693	4,270
	Redefine International
	PLC	4,265,118	3,639
	Daejan Holdings plc	36,433	3,564
	UK Commercial Property
	Trust Ltd.	2,471,473	3,328
^	Primary Health Properties
	plc	460,718	3,063

23

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Helical Bar plc	442,507	3,011
	Picton Property Income
	Ltd.	2,222,746	2,423
	Empiric Student Property
	plc	1,410,772	2,380
	Schroder REIT Ltd.	2,121,361	1,945
*	CLS Holdings plc	69,931	1,940
	Development Securities
	plc	505,575	1,857
	Urban & Civic plc	429,079	1,813
	McKay Securities plc	394,978	1,601
*,^	Raven Russia Ltd.	1,939,954	1,286
			376,195
Total Common Stocks
(Cost $3,879,802)			3,685,991
Temporary Cash Investments (3.3%)
Money Market Fund (3.2%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.207%	118,663,949	118,664

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan
	Bank Discount Notes,
	0.150%, 11/13/15	200	200
4	Federal Home Loan
	Bank Discount Notes,
	0.145%, 12/11/15	500	500
4	Federal Home Loan
	Bank Discount Notes,
	0.140%, 12/28/15	1,000	1,000
			1,700
Total Temporary Cash Investments
(Cost $120,364)			120,364
Total Investments (103.3%)
(Cost $4,000,166)			3,806,355

Amount
($000)
Other Assets and Liabilities (-3.3%)
Other Assets
Investment in Vanguard	326
Receivables for Investment Securities Sold 1,017
Receivables for Accrued Income	10,549
Receivables for Capital Shares Issued	93
Other Assets	1,277
Total Other Assets	13,262
Liabilities
Payables for Investment Securities
Purchased	(186)
Collateral for Securities on Loan	(118,664)
Payables for Capital Shares Redeemed	(72)
Payables to Vanguard	(997)
Other Liabilities	(14,670)
Total Liabilities	(134,589)
Net Assets (100%)	3,685,028

At October 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	3,906,999
Undistributed Net Investment Income	14,970
Accumulated Net Realized Losses	(43,043)
Unrealized Appreciation (Depreciation)
Investment Securities	(193,811)
Foreign Currencies	(87)
Net Assets	3,685,028

24

Global ex-U.S. Real Estate Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 2,708,002 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	58,061
Net Asset Value Per Share—
Investor Shares	$21.44

ETF Shares—Net Assets
Applicable to 58,065,412 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,110,977
Net Asset Value Per Share—
ETF Shares	$53.58

Amount
($000)
Admiral Shares—Net Assets
Applicable to 10,743,341 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	348,874
Net Asset Value Per Share—
Admiral Shares	$32.47

Institutional Shares—Net Assets
Applicable to 1,544,986 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	167,116
Net Asset Value Per Share—
Institutional Shares	$108.17

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $110,431,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $30,367,000, representing 0.8% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $118,664,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

25

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Year Ended
October 31, 2015
($000)
Investment Income
Income
Dividends[1,2]	109,240
Interest[2]	17
Securities Lending	2,287
Total Income	111,544
Expenses
The Vanguard Group—Note B
Investment Advisory Services	645
Management and Administrative—Investor Shares	164
Management and Administrative—ETF Shares	3,258
Management and Administrative—Admiral Shares	404
Management and Administrative—Institutional Shares	199
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—ETF Shares	355
Marketing and Distribution—Admiral Shares	42
Marketing and Distribution—Institutional Shares	26
Custodian Fees	759
Auditing Fees	39
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—ETF Shares	137
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	6,052
Net Investment Income	105,492
Realized Net Gain (Loss)
Investment Securities Sold[2]	16,708
Futures Contracts	1,143
Foreign Currencies	(2,136)
Realized Net Gain (Loss)	15,715
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(229,927)
Foreign Currencies	119
Change in Unrealized Appreciation (Depreciation)	(229,808)
Net Increase (Decrease) in Net Assets Resulting from Operations	(108,601)

1 Dividends are net of foreign withholding taxes of $7,730,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $218,000, $16,000, and $1,166,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	105,492	83,723
Realized Net Gain (Loss)	15,715	38,982
Change in Unrealized Appreciation (Depreciation)	(229,808)	(92,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	(108,601)	29,971
Distributions
Net Investment Income
Investor Shares	(1,956)	(3,574)
ETF Shares	(91,740)	(64,730)
Admiral Shares	(11,597)	(8,282)
Institutional Shares	(7,070)	(5,016)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(112,363)	(81,602)
Capital Share Transactions
Investor Shares	10,627	(101,960)
ETF Shares	1,089,398	941,601
Admiral Shares	72,528	179,927
Institutional Shares	6,988	87,945
Net Increase (Decrease) from Capital Share Transactions	1,179,541	1,107,513
Total Increase (Decrease)	958,577	1,055,882
Net Assets
Beginning of Period	2,726,451	1,670,569
End of Period[1]	3,685,028	2,726,451
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $14,970,000 and $18,146,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
					Nov. 1,
					2010[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.63	$23.06	$21.04	$18.14	$20.00
Investment Operations
Net Investment Income	. 683	. 944	.685 [2]	.700[2]	.744[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	(1.103)	(.443)	2.321	2.995	(2.430)
Total from Investment Operations	(.420)	.501	3.006	3.695	(1.686)
Distributions
Dividends from Net Investment Income	(.770)	(. 931)	(. 986)	(.795)	(.174)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.770)	(. 931)	(. 986)	(.795)	(.174)
Net Asset Value, End of Period	$21.44	$22.63	$23.06	$21.04	$18.14

Total Return[4]	-1.82%	2.41%	14.69%	21.31%	-8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58	$51	$156	$84	$41
Ratio of Total Expenses to Average Net Assets	0.36%	0.37%	0.40%	0.45%	0.50%[5]
Ratio of Net Investment Income to
Average Net Assets	2.97%	4.10%	2.95%	3.74%	3.61%[5]
Portfolio Turnover Rate [6]	12%	8%	8%	10%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.00, $.02, $.01, and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
					Nov. 1,
					2010[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$56.54	$57.64	$52.60	$45.39	$49.97
Investment Operations
Net Investment Income	1.802	2.437	1.713[2]	1.820[2]	1.848[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	(2.747)	(1.120)	5.869	7.460	(5.981)
Total from Investment Operations	(.945)	1.317	7.582	9.280	(4.133)
Distributions
Dividends from Net Investment Income	(2.015)	(2.417)	(2.542)	(2.070)	(.447)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.015)	(2.417)	(2.542)	(2.070)	(.447)
Net Asset Value, End of Period	$53.58	$56.54	$57.64	$52.60	$45.39

Total Return	-1.66%	2.51%	14.77%	21.44%	-8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,111	$2,203	$1,306	$381	$173
Ratio of Total Expenses to Average Net Assets	0.18%	0.24%	0.27%	0.32%	0.35%[4]
Ratio of Net Investment Income to
Average Net Assets	3.15%	4.23%	3.08%	3.87%	3.76%[4]
Portfolio Turnover Rate [5]	12%	8%	8%	10%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.00, $.02, $.03, and $.04.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares
					Feb. 10,
					2011[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$34.27	$34.92	$31.87	$27.51	$29.89
Investment Operations
Net Investment Income	1.090	1.466	1.012[2]	1.093[2]	.784[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	(1.673)	(.661)	3.580	4.528	(3.164)
Total from Investment Operations	(.583)	.805	4.592	5.621	(2.380)
Distributions
Dividends from Net Investment Income	(1.217)	(1.455)	(1.542)	(1.261)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.217)	(1.455)	(1.542)	(1.261)	—
Net Asset Value, End of Period	$32.47	$34.27	$34.92	$31.87	$27.51

Total Return[4]	-1.66%	2.55%	14.83%	21.43%	-7.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$349	$296	$117	$43	$12
Ratio of Total Expenses to Average Net Assets	0.18%	0.24%	0.27%	0.32%	0.35%[5]
Ratio of Net Investment Income to
Average Net Assets	3.15%	4.23%	3.08%	3.87%	3.76%[5]
Portfolio Turnover Rate [6]	12%	8%	8%	10%	7%

Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from redemption fees of $.00, $.00, $.01, $.01, and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
					Apr. 19,
					2011[1] to
For a Share Outstanding	Year Ended October 31,				Oct. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$114.14	$116.37	$106.19	$91.68	$102.01
Investment Operations
Net Investment Income	3.657	4.954	3.407[2]	3.658 [2]	1.522[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	(5.541)	(2.273)	11.930	15.107	(11.852)
Total from Investment Operations	(1.884)	2.681	15.337	18.765	(10.330)
Distributions
Dividends from Net Investment Income	(4.086)	(4.911)	(5.157)	(4.255)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.086)	(4.911)	(5.157)	(4.255)	—
Net Asset Value, End of Period	$108.17	$114.14	$116.37	$106.19	$91.68

Total Return[4]	-1.61%	2.55%	14.87%	21.48%	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$167	$176	$92	$61	$52
Ratio of Total Expenses to Average Net Assets	0.16%	0.22%	0.24%	0.29%	0.30%[5]
Ratio of Net Investment Income to
Average Net Assets	3.17%	4.25%	3.11%	3.90%	3.81%[5]
Portfolio Turnover Rate [6]	12%	8%	8%	10%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.00, $.07, $.06, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of

32

Global ex-U.S. Real Estate Index Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at October 31, 2015.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are

33

Global ex-U.S. Real Estate Index Fund

charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2015, the fund had contributed to Vanguard capital in the amount of $326,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

34

Global ex-U.S. Real Estate Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	142,693	3,541,199	2,099
Temporary Cash Investments	118,664	1,700	—
Total	261,357	3,542,899	2,099

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2015, the fund realized net foreign currency losses of $2,136,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $5,831,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2015, had unrealized appreciation of $27,487,000.

During the year ended October 31, 2015, the fund realized $35,375,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2015, the fund had $43,156,000 of ordinary income available for distribution. At October 31, 2015, the fund had available capital losses totaling $43,042,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $41,094,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2015, the cost of investment securities for tax purposes was $4,027,653,000. Net unrealized depreciation of investment securities for tax purposes was $221,298,000, consisting of unrealized gains of $174,319,000 on securities that had risen in value since their purchase and $395,617,000 in unrealized losses on securities that had fallen in value since their purchase.

35

Global ex-U.S. Real Estate Index Fund

E. During the year ended October 31, 2015, the fund purchased $1,730,777,000 of investment securities and sold $553,729,000 of investment securities, other than temporary cash investments. Purchases and sales include $930,563,000 and $159,074,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	24,542	1,092	31,515	1,441
Issued in Lieu of Cash Distributions	1,827	85	3,300	155
Redeemed [2]	(15,742)	(716)	(136,775)	(6,126)
Net Increase (Decrease)—Investor Shares	10,627	461	(101,960)	(4,530)
ETF Shares
Issued[1]	1,249,356	22,106	1,118,382	19,503
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(159,958)	(3,000)	(176,781)	(3,200)
Net Increase (Decrease)—ETF Shares	1,089,398	19,106	941,601	16,303
Admiral Shares
Issued[1]	119,047	3,503	212,469	6,271
Issued in Lieu of Cash Distributions	9,915	306	7,203	218
Redeemed [2]	(56,434)	(1,716)	(39,745)	(1,182)
Net Increase (Decrease) —Admiral Shares	72,528	2,093	179,927	5,307
Institutional Shares
Issued[1]	64,020	552	138,447	1,216
Issued in Lieu of Cash Distributions	4,296	40	4,204	38
Redeemed [2]	(61,328)	(592)	(54,706)	(497)
Net Increase (Decrease)—Institutional Shares	6,988	—	87,945	757

1 Includes purchase fees for fiscal 2015 and 2014 of $611,000 and $666,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2015 and 2014 of $296,000 and $274,000, respectively (fund totals).

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2015, that would require recognition or disclosure in these financial statements.

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Global ex-U.S. Real Estate Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2015

Special 2015 tax information (unaudited) for Vanguard Global ex-U.S. Real Estate Index Fund

This information for the fiscal year ended October 31, 2015, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $24,358,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $101,563,000 and foreign taxes paid of
$7,536,000. Shareholders will receive more detailed information with their Form 1099-DIV in January
2016 to determine the calendar-year amounts to be included on their 2015 tax returns.

37

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2015. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Global ex-U.S. Real Estate Index Fund Investor Shares
Periods Ended October 31, 2015

		Since
	One	Inception
	Year	(11/1/2010)
Returns Before Taxes	-2.30%	4.97%
Returns After Taxes on Distributions	-3.64	3.72
Returns After Taxes on Distributions and Sale of Fund Shares	-1.15	3.42

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions.

38

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

39

Six Months Ended October 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	4/30/2015	10/31/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$915.51	$1.74
ETF Shares	1,000.00	916.58	0.77
Admiral Shares	1,000.00	916.71	0.58
Institutional Shares	1,000.00	916.70	0.68
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.39	$1.84
ETF Shares	1,000.00	1,024.40	0.82
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.50	0.71

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.36% for Investor Shares, 0.16% for ETF Shares, 0.12% for Admiral Shares, and 0.14% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

40

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

41

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

42

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester, the	Occupation(s) During the Past Five Years and
University of Rochester Medical Center, Monroe	Other Experience: Corporate Vice President and
Community College Foundation, and North Carolina	Chief Global Diversity Officer (retired 2008) and
A&T University.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Chris D. McIsaac
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
Institutional Investor Services > 800-523-1036	trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing> 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7380 122015

Annual Report | October 31, 2015

Vanguard Emerging Markets Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	13
Your Fund’s After-Tax Returns.	35
About Your Fund’s Expenses.	36
Glossary.	38

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2015
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	-15.74%
FTSE Emerging Markets ETF Shares
Market Price	-15.79
Net Asset Value	-15.59
Admiral™ Shares	-15.60
Institutional Shares	-15.57
Institutional Plus Shares	-15.55
FTSE Emerging Index	-15.20
Emerging Markets Funds Average	-14.77
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2014, Through October 31, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$27.02	$22.16	$0.637	$0.000
FTSE Emerging Markets ETF Shares	42.66	34.98	1.081	0.000
Admiral Shares	35.49	29.10	0.899	0.000
Institutional Shares	26.99	22.13	0.691	0.000
Institutional Plus Shares	89.77	73.61	2.315	0.000

1

Chairman’s Letter

Dear Shareholder,

A summer swoon for stocks globally helped knock emerging markets into negative territory for the 12 months ended October 31, 2015.

In this environment, Vanguard Emerging Markets Stock Index Fund returned –15.74% for Investor Shares. The fund’s result was in line with that of its benchmark for the period, the FTSE Emerging Index. Peer funds, on average, returned –14.77%.

From the standpoint of U.S.based investors, currency had a generally negative effect on the returns of emerging markets stocks, reflecting the dollar’s relative strength against many other currencies.

If you own the fund in a taxable account, you may wish to review the section on aftertax returns that appears later in this report.

The first phase of your fund’s benchmark transition is complete
Before further discussing the markets and your fund’s performance, I’ll update you on important changes to your fund that will further broaden its diversification. You may recall that I first wrote about these changes at the end of the semiannual reporting period.

The fund is transitioning to a new benchmark index, which will expand its reach to smallcapitalization stocks in addition to the large and midcap stocks it already

2

invests in. It will also add exposure to China Ashares—shares of companies based in mainland China that trade on the Shanghai and Shenzhen stock exchanges.

At the beginning of November, we completed the first phase of the twophase benchmark transition as your fund switched from tracking the FTSE Emerging Index to the FTSE Emerging Markets All Cap China A Transition Index. We’ll complete the second phase of the transition over a period of about a year, at which time the fund will track the FTSE Emerging Markets All Cap China A Inclusion Index. By proceeding with the transition gradually, we can reduce the costs associated with trading large amounts of securities in a short period.

FTSE will supply monthly updates of the transition index’s composition at ftse.com/vanguard.

Global stock markets struggled, and some failed to advance
After a bumpy ride, the broad U.S. stock market returned more than 4% for the fiscal year. Fears surfaced in late summer that slower economic growth in China would spread across the globe. A sharp drop in August erased the market’s earlier gains, and stocks slid further in September.

In October, however, U.S. stocks staged a robust rally as the Federal Reserve kept shortterm interest rates at historical lows. Corporate earnings, although lower

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.86%	16.28%	14.32%
Russell 2000 Index (Small-caps)	0.34	13.90	12.06
Russell 3000 Index (Broad U.S. market)	4.49	16.09	14.14
FTSE All-World ex US Index (International)	-3.83	5.20	2.99

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.96%	1.65%	3.03%
Barclays Municipal Bond Index (Broad tax-exempt market)	2.87	2.91	4.28
Citigroup Three-Month U.S. Treasury Bill Index	0.02	0.02	0.04

CPI
Consumer Price Index	0.17%	0.93%	1.69%

3

than in recent years, mostly exceeded expectations. In Europe and Asia, central banks signaled or implemented additional stimulus measures to counter sluggish growth and low inflation.

The broad international stock market returned about –4% for U.S. investors as the dollar’s strength weighed on localmarket returns. Solid gains in the developed markets of the Pacific region and Europe were essentially flat when translated into dollars.

The search for a safe haven gave bonds a bit of a boost
The broad U.S. taxable bond market, which returned 1.96% for the fiscal year, benefited from investors’ desire for safehaven assets during periods of stock market volatility. The yield of the 10year Treasury note ended October at 2.17%, down from 2.31% a year earlier. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned about –7%, also held back by the strong dollar. Without this currency effect, international bond returns were positive.

The Fed’s 0%–0.25% target for shortterm interest rates continued to restrain returns for money market funds and savings accounts.

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Emerging Markets Stock Index Fund	0.33%	0.15%	0.15%	0.12%	0.10%	1.57%

The fund expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the fund’s expense ratios were 0.33% for Investor Shares, 0.15% for FTSE Emerging Markets ETF Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, and 0.10% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2014.

Peer group: Emerging Markets Funds.

4

Emerging markets fared worse than their developed counterparts
During the fiscal year, the concerns about China seemed to weigh most heavily on emerging markets stocks, which lagged the performance of equities in developed countries by a considerable margin. One of the reasons China’s slowdown is so significant is that many emerging economies depend on exporting commodities to the world’s most populous country.

The stock markets of major commodity exporters Brazil, Mexico, Russia, and South Africa all tumbled over the 12 months. Adding to the woes, the strength of the U.S. dollar was seen as a negative for emerging markets, because repaying dollardenominated debt becomes more expensive.

Although emerging markets stocks were laggards in the latest fiscal year, there have been many other periods when they’ve outdistanced their developed peers. As experienced investors know, market leadership alternates frequently and unpredictably. That’s one of the reasons Vanguard believes broad global diversification is the wisest choice for most investors.

Among the ten industry sectors represented in your fund, oil & gas performed worst amid the steep drop in oil prices. Technology fared best, although it still recorded a modestly negative return.

Total Returns
Ten Years Ended October 31, 2015
Average
Annual Return
Emerging Markets Stock Index Fund Investor Shares	5.27%
Spliced Emerging Markets Index	5.66
Emerging Markets Funds Average	4.58

For a benchmark description, see the Glossary.

Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Over a volatile decade, your fund successfully tracked its benchmark
Emerging markets lived up to their well deserved reputation for volatility in the ten years ended October 31. These stocks plummeted in the 2008 fiscal year amid the global financial crisis. That decline was followed by an extraordinary rebound in the next two fiscal years. Since then, performance has been decidedly mixed, and your fund finished the tenyear period with an average annual return of 5.27%.

Through all the ups and downs, your fund has met its goal of tracking the performance of its benchmark index. This success reflects the deep expertise, developed over many years, of the fund’s advisor,

Staying the course can help you stay closer to your fund’s return

When stock markets are highly volatile, as in
recent months, it’s tempting to run for cover.
But the price of panic can be high.

A rough measure of what can be lost from
attempts to time the market is the difference
between the returns produced by a fund and
the returns earned by the fund’s investors.

The results shown in your fund’s Perfor
mance Summary later in this report are its
time-weighted returns—the average annual
returns investors would have earned if they
had invested a lump sum in the fund at
the start of the period and reinvested any
distributions they received. Their actual
returns, however, depend on whether they
subsequently bought or sold any shares.
There’s often a gap between this dollar-
weighted return for investors and the
fund’s timeweighted return, as shown
in the figure to the right.

Many sensible investment behaviors can
contribute to the difference in returns, but
industry cash flow data suggest that one
important factor is the generally counter
productive effort to buy and sell at the “right” time.
Keeping your emotions in check can help narrow the gap.

Fund returns vs. investor returns

Notes: Data are for the decade ended September 30, 2015. The average fund return and average investor return are from Morningstar, based on
U.S. -domiciled international equity funds that have reported ten-year returns. The average fund return is the average of the international stock funds’ time-weighted returns. The average investor return assumes that the growth of a fund’s total net assets for a given period is driven by market returns and investor cash ‚ow. To calculate investor return, a fund’s change in assets for the period is discounted by the return of the fund to isolate how much of the asset growth was driven by cash
‚ow. A model similar to an internal rate-of-return calculation is then used to calculate a constant growth rate that links the beginning total net assets and periodic cash ‚ows to the ending total net assets.
Sources: Vanguard and Morningstar, Inc.

6

Vanguard’s Equity Index Group. Your fund’s 10year return also exceeded the average annual return of peer funds.

A dose of discipline is crucial when markets become volatile
The developments over the past few months remind us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and longterm discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for longterm investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your longterm plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 17, 2015

7

Emerging Markets Stock Index Fund

Fund Profile
As of October 31, 2015

Share-Class Characteristics
FTSE
Emerging
	Investor	Markets ETF	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEIEX	VWO	VEMAX	VEMIX	VEMRX
Expense Ratio[1]	0.33%	0.15%	0.15%	0.12%	0.10%

Portfolio Characteristics
			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Number of Stocks	2,560	946	5,715
Median Market Cap	$14.9B	$15.5B	$22.8B
Price/Earnings Ratio	16.0x	15.9x	17.6x
Price/Book Ratio	1.7x	1.6x	1.6x
Return on Equity	18.3%	18.3%	14.6%
Earnings Growth
Rate	12.9%	12.9%	11.3%
Dividend Yield	2.7%	2.8%	2.9%
Turnover Rate	7%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Basic Materials	6.5%	6.5%	6.9%
Consumer Goods	10.0	10.0	16.5
Consumer Services	7.6	7.7	8.8
Financials	30.6	30.7	26.2
Health Care	3.1	3.1	8.3
Industrials	10.8	10.6	14.0
Oil & Gas	8.3	8.4	6.0
Technology	11.9	11.8	5.2
Telecommunications	7.4	7.5	4.6
Utilities	3.8	3.7	3.5

Volatility Measures
		FTSE Global
	Spliced	All Cap
	Emerging	ex US
	Mkts Index	Index
R-Squared	0.99	0.74
Beta	1.01	1.06

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	3.3%
Tencent Holdings Ltd.	Internet	3.2
China Construction Bank
Corp.	Banks	2.1
China Mobile Ltd.	Mobile
	Telecommunications	2.0
Naspers Ltd.	Broadcasting &
	Entertainment	1.8
Industrial & Commercial
Bank of China Ltd.	Banks	1.5
Hon Hai Precision	Electrical
Industry Co. Ltd.	Components &
	Equipment	1.1
Bank of China Ltd.	Banks	1.1
Infosys Ltd.	Computer Services	1.0
Housing Development
Finance Corp. Ltd.	Mortgage Finance	1.0
Top Ten		18.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2015, the expense ratios were 0.33% for Investor Shares, 0.15% for FTSE Emerging Markets ETF Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, and 0.10% for Institutional Plus Shares.

8

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
			FTSE
			Global
		FTSE	All Cap
		Emerging	ex US
	Fund	Index	Index
Europe	0.0%	0.0%	46.6%
Pacific	0.0%	0.0%	29.5%
Emerging Markets
China	28.2%	27.9%	4.6%
Taiwan	14.3	14.2	2.8
India	12.8	12.8	2.3
South Africa	9.3	9.5	1.5
Brazil	6.9	7.0	1.2
Mexico	5.6	5.6	0.9
Russia	4.4	4.5	0.7
Malaysia	4.0	4.0	0.7
Thailand	2.7	2.7	0.5
Indonesia	2.4	2.4	0.4
Philippines	1.9	1.9	0.3
Turkey	1.7	1.7	0.3
Poland	1.6	1.6	0.3
Chile	1.4	1.4	0.2
United Arab
Emirates	1.0	1.0	0.2
Other	1.8	1.8	0.3
Subtotal	100.0%	100.0%	17.2%
North America	0.0%	0.0%	6.2%
Middle East	0.0%	0.0%	0.5%

9

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2005, Through October 31, 2015
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2015
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Emerging Markets Stock Index
Fund*Investor Shares	-15.74%	-3.02%	5.27%	$16,709
Spliced Emerging Markets Index	-15.20	-2.66	5.66	17,335
Emerging Markets Funds Average	-14.77	-3.19	4.58	15,654
FTSE Global All Cap ex US Index	-3.58	3.04	4.85	16,059

For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Emerging Markets
ETF Shares Net Asset Value	-15.59%	-2.86%	5.42%	$16,949
Spliced Emerging Markets Index	-15.20	-2.66	5.66	17,335
FTSE Global All Cap ex US Index	-3.58	3.04	4.85	16,059

See Financial Highlights for dividend and capital gains information.

10

Emerging Markets Stock Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2015
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/23/2006)	Investment
Emerging Markets Stock Index Fund Admiral
Shares	-15.60%	-2.86%	4.30%	$14,830
Spliced Emerging Markets Index	-15.20	-2.66	4.50	15,100
FTSE Global All Cap ex US Index	-3.58	3.04	3.71	14,066

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund
Institutional Shares	-15.57%	-2.81%	5.47%	$8,517,378

Spliced Emerging Markets Index	-15.20	-2.66	5.66	8,667,670

FTSE Global All Cap ex US Index	-3.58	3.04	4.85	8,029,743

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/15/2010)	Investment
Emerging Markets Stock Index Fund
Institutional Plus Shares	-15.55%	-3.08%	$85,858,947
Spliced Emerging Markets Index	-15.20	-3.00	84,765,903
FTSE Global All Cap ex US Index	-3.58	2.68	113,750,136
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: October 31, 2005, Through October 31, 2015
	One	Five	Ten
	Year	Years	Years
FTSE Emerging Markets ETF Shares Market Price	-15.79%	-14.10%	66.52%
FTSE Emerging Markets ETF Shares Net Asset
Value	-15.59	-13.52	69.49
Spliced Emerging Markets Index	-15.20	-12.59	73.35

11

Emerging Markets Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2005, Through October 31, 2015

Emerging Markets Stock Index Fund Investor Shares
Spliced Emerging Markets Index

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	-18.35%	-3.50%	3.99%
FTSE Emerging Markets ETF
Shares	3/4/2005
Market Price		-18.34	-3.41	4.08
Net Asset Value		-18.20	-3.35	4.14
Admiral Shares	6/23/2006	-18.23	-3.35	3.73[1]
Institutional Shares	6/22/2000	-18.20	-3.31	4.19
Institutional Plus Shares	12/15/2010	-18.17	—	-4.23[1]
1 Return since inception.

12

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Ambev SA	49,700,955	246,021	0.5%
BRF SA	12,385,464	193,014	0.3%
Brazil—Other †		3,172,899	6.0%
		3,611,934	6.8%

Chile †		720,728	1.4%

China
Tencent Holdings Ltd.	89,488,760	1,679,451	3.2%
China Construction Bank Corp.	1,528,975,913	1,102,431	2.1%
China Mobile Ltd.	89,079,067	1,059,697	2.0%
Industrial & Commercial Bank of China Ltd.	1,211,458,003	768,740	1.5%
Bank of China Ltd.	1,265,799,177	596,204	1.1%
Ping An Insurance Group Co. of China Ltd.	83,887,976	469,231	0.9%
China Life Insurance Co. Ltd.	124,929,470	448,007	0.9%
China Petroleum & Chemical Corp.	429,815,372	309,992	0.6%
CNOOC Ltd.	268,679,252	305,589	0.6%
PetroChina Co. Ltd.	354,721,479	279,234	0.5%
China Overseas Land & Investment Ltd.	64,860,276	208,905	0.4%
China Merchants Bank Co. Ltd.	77,792,405	202,898	0.4%
CITIC Ltd.	108,114,674	201,099	0.4%
Agricultural Bank of China Ltd.	438,886,065	179,077	0.3%
China Pacific Insurance Group Co. Ltd.	43,757,794	174,387	0.3%
China Telecom Corp. Ltd.	272,211,683	142,304	0.3%
PICC Property & Casualty Co. Ltd.	55,052,895	124,728	0.2%
China Unicom Hong Kong Ltd.	96,864,248	118,705	0.2%
China Resources Land Ltd.	45,658,771	118,233	0.2%
China Communications Construction Co. Ltd.	74,895,504	102,571	0.2%
China Shenhua Energy Co. Ltd.	57,231,925	96,686	0.2%
*,^ CRRC Corp. Ltd.	66,789,277	84,867	0.2%

13

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
*	China Taiping Insurance Holdings Co. Ltd.	25,084,620	78,592	0.2%
	China Resources Power Holdings Co. Ltd.	32,409,048	73,172	0.1%
	Sinopharm Group Co. Ltd.	17,473,100	71,966	0.1%
	Dongfeng Motor Group Co. Ltd.	49,278,744	70,682	0.1%
	China Merchants Holdings International Co. Ltd.	19,933,610	65,985	0.1%
1	CGN Power Co. Ltd.	153,133,878	63,050	0.1%
	China Railway Group Ltd.	63,304,408	59,677	0.1%
	China Cinda Asset Management Co. Ltd.	152,575,000	59,184	0.1%
1	People’s Insurance Co. Group of China Ltd.	109,437,000	58,353	0.1%
	Zhuzhou CSR Times Electric Co. Ltd.	8,595,000	55,689	0.1%
1	China Galaxy Securities Co. Ltd.	62,748,870	54,198	0.1%
	China Longyuan Power Group Corp. Ltd.	56,969,800	52,109	0.1%
	China Railway Construction Corp. Ltd.	32,287,765	48,143	0.1%
	China State Construction International Holdings Ltd.	27,030,872	41,027	0.1%
	Kunlun Energy Co. Ltd.	47,785,230	39,118	0.1%
	China Resources Beer Holdings Company Ltd.	20,301,860	38,297	0.1%
	China Oilfield Services Ltd.	31,041,800	34,438	0.1%
	China Everbright Ltd.	14,222,010	33,350	0.1%
	AviChina Industry & Technology Co. Ltd.	38,124,000	30,941	0.1%
	China Resources Gas Group Ltd.	11,036,100	30,219	0.1%
*,^	China COSCO Holdings Co. Ltd.	46,642,000	29,728	0.1%
	China Power International Development Ltd.	46,235,469	29,044	0.1%
	Air China Ltd.	28,994,748	27,756	0.1%
	Beijing Capital International Airport Co. Ltd.	25,366,564	27,170	0.1%
	China Southern Airlines Co. Ltd.	30,144,000	25,490	0.1%
*	Sinopec Shanghai Petrochemical Co. Ltd.	59,698,788	24,925	0.1%
	Huadian Power International Corp. Ltd.	28,616,000	20,907	0.1%
	Huaneng Renewables Corp. Ltd.	65,982,000	20,534	0.0%
	Metallurgical Corp. of China Ltd.	50,523,937	18,644	0.0%
^	China Coal Energy Co. Ltd.	42,093,800	18,065	0.0%
	Sinotrans Ltd.	31,567,000	17,073	0.0%
1	Sinopec Engineering Group Co. Ltd.	19,587,772	16,851	0.0%
*,^	China Eastern Airlines Corp. Ltd.	24,962,000	15,999	0.0%
^	China Jinmao Holdings Group Ltd.	57,768,094	15,833	0.0%
	China Merchants Property Development Co. Ltd. Class B	4,157,170	15,555	0.0%
^	China Resources Cement Holdings Ltd.	32,436,686	13,035	0.0%
	Huadian Fuxin Energy Corp. Ltd.	41,973,852	12,869	0.0%
*,^	China Agri-Industries Holdings Ltd.	33,292,961	12,227	0.0%
*,^,1China Railway Signal & Communication Corp. Ltd.		14,381,400	11,375	0.0%
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,214,000	10,331	0.0%
	China BlueChemical Ltd.	33,387,405	9,952	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	2,168,013	8,498	0.0%
^	Angang Steel Co. Ltd.	20,382,374	8,450	0.0%
	China Machinery Engineering Corp.	9,046,639	7,837	0.0%
	China National Accord Medicines Corp. Ltd. Class B	1,203,249	6,182	0.0%
*	China Foods Ltd.	12,701,506	5,775	0.0%
^	Sinofert Holdings Ltd.	32,238,000	5,643	0.0%
*	CRRC Corp. Ltd. Class A	2,372,800	5,206	0.0%
^	China National Materials Co. Ltd.	16,586,000	3,972	0.0%
*	China Overseas Property Holdings Ltd.	21,760,092	3,734	0.0%
*	China Railway Group Ltd. Class A	1,427,900	2,782	0.0%
*	China Shipbuilding Industry Co. Ltd. Class A	1,036,400	1,814	0.0%
*	China State Construction Engineering Corp. Ltd. Class A	1,546,100	1,520	0.0%
*	China Eastern Airlines Corp. Ltd. Class A	1,107,400	1,436	0.0%

14

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* Air China Ltd. Class A	1,010,500	1,430	0.0%
* China National Nuclear Power Co. Ltd. Class A	814,400	1,336	0.0%
* China Reinsurance Group Corp.	3,001,252	1,049	0.0%
* China United Network Communications Ltd. Class A	906,200	948	0.0%
* Daqin Railway Co. Ltd. Class A	650,600	940	0.0%
* Power Construction Corp. of China Ltd. Class A	678,800	919	0.0%
* SDIC Power Holdings Co. Ltd. Class A	522,900	740	0.0%
* China Datang Corp. Renewable Power Co. Ltd.	5,044,000	674	0.0%
* China International Travel Service Corp. Ltd. Class A	68,408	559	0.0%
* Jihua Group Corp. Ltd. Class A	247,500	553	0.0%
* Shanghai Electric Power Co. Ltd. Class A	207,100	513	0.0%
* CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	79,700	507	0.0%
* China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	117,100	487	0.0%
* Sinoma Science & Technology Co. Ltd. Class A	136,200	411	0.0%
* Shenzhen Overseas Chinese Town Co. Ltd. Class A	312,100	404	0.0%
* Xinjiang Yilite Industry Co. Ltd. Class A	190,300	354	0.0%
* Baoshan Iron & Steel Co. Ltd. Class A	391,800	352	0.0%
* Guangxi Guiguan Electric Power Co. Ltd. Class A	245,500	301	0.0%
* Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd.
Class A	393,300	299	0.0%
* COFCO Property Group Co. Ltd. Class A	126,400	290	0.0%
* Rizhao Port Co. Ltd. Class A	219,300	260	0.0%
* China Shipping Haisheng Co. Ltd. Class A	107,246	255	0.0%
* Lanpec Technologies Ltd. Class A	129,100	250	0.0%
* East China Engineering Science and Technology Co. Ltd. Class A	81,200	243	0.0%
* CITIC Heavy Industries Co. Ltd. Class A	189,400	230	0.0%
* Cinda Real Estate Co. Ltd. Class A	225,100	228	0.0%
* Offshore Oil Engineering Co. Ltd. Class A	131,000	206	0.0%
* Grinm Advanced Materials Co. Ltd. Class A	92,600	195	0.0%
* China XD Electric Co. Ltd. Class A	164,200	175	0.0%
* China Television Media Ltd. Class A	45,400	173	0.0%
* Sinosteel Engineering & Technology Co. Ltd. Class A	61,900	167	0.0%
* Blue Star New Chemical Material Co. Ltd. Class A	57,200	165	0.0%
* China Railway Construction Corp. Ltd. Class A	64,600	156	0.0%
* Shenwan Hongyuan Group Co. Ltd. Class A	100,000	154	0.0%
* SGIS Songshan Co. Ltd. Class A	171,200	147	0.0%
China Merchants Securities Co. Ltd. Class A	46,200	140	0.0%
* China National Software & Service Co. Ltd. Class A	24,100	137	0.0%
* Sinotrans Air Transportation Development Co. Ltd. Class A	30,600	128	0.0%
* Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	70,400	108	0.0%
* China CAMC Engineering Co. Ltd. Class A	27,600	107	0.0%
* North Navigation Control Technology Co. Ltd. Class A	16,300	83	0.0%
* Huadian Heavy Industries Co. Ltd. Class A	39,600	76	0.0%
North Electro-Optic Co. Ltd. Class A	15,800	68	0.0%
* Wuhan Iron & Steel Co. Ltd. Class A	109,200	65	0.0%
CPMC Holdings Ltd.	100,000	56	0.0%
* Beijing Tiantan Biological Products Corp. Ltd. Class A	10,900	49	0.0%
* Shanghai Datun Energy Resources Co. Ltd. Class A	24,200	39	0.0%
1 China—Other †		4,517,196	8.5%
		14,821,760	28.0%

Colombia †		338,676	0.6%

Czech Republic †		110,532	0.2%

15

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Egypt †		183,541	0.3%

Hong Kong †		7,268	0.0%

Hungary †		149,078	0.3%

India
Infosys Ltd.	31,828,267	552,341	1.1%
Housing Development Finance Corp. Ltd.	26,492,624	508,135	1.0%
Reliance Industries Ltd.	26,613,347	385,049	0.7%
Tata Consultancy Services Ltd.	7,956,226	303,377	0.6%
Sun Pharmaceutical Industries Ltd.	18,611,990	252,719	0.5%
ICICI Bank Ltd.	47,504,349	200,482	0.4%
Oil & Natural Gas Corp. Ltd.	34,542,244	130,259	0.3%
Coal India Ltd.	22,442,785	109,616	0.2%
State Bank of India	25,241,760	91,186	0.2%
NTPC Ltd.	33,485,680	67,876	0.1%
Indian Oil Corp. Ltd.	9,620,891	58,753	0.1%
Power Grid Corp. of India Ltd.	20,711,051	40,736	0.1%
Bharat Petroleum Corp. Ltd.	2,999,150	39,902	0.1%
Bharat Heavy Electricals Ltd.	10,103,866	30,643	0.1%
GAIL India Ltd.	5,173,250	24,361	0.1%
Rural Electrification Corp. Ltd.	5,805,439	22,105	0.0%
Bharat Electronics Ltd.	1,050,363	19,956	0.0%
Power Finance Corp. Ltd.	5,385,927	19,708	0.0%
NMDC Ltd.	12,822,271	19,583	0.0%
Bank of Baroda	7,131,185	17,383	0.0%
Hindustan Petroleum Corp. Ltd.	1,462,903	17,169	0.0%
Steel Authority of India Ltd.	16,758,009	13,641	0.0%
Oil India Ltd.	2,001,205	12,395	0.0%
Punjab National Bank	5,619,989	10,991	0.0%
IDBI Bank Ltd.	5,806,899	7,579	0.0%
Canara Bank	1,732,919	7,309	0.0%
NHPC Ltd.	22,668,366	6,287	0.0%
Union Bank of India	2,030,318	4,840	0.0%
Bank of India	2,191,539	4,382	0.0%
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	3,098	0.0%
Oriental Bank of Commerce	1,194,783	2,452	0.0%
Corp Bank	2,410,755	1,605	0.0%
State Bank of India GDR	15,488	560	0.0%
India—Other †		3,730,275	7.1%
		6,716,753	12.7%
Indonesia
Bank Central Asia Tbk PT	205,822,324	193,221	0.4%
Telekomunikasi Indonesia Persero Tbk PT	848,062,605	167,757	0.3%
Bank Rakyat Indonesia Persero Tbk PT	179,866,800	137,369	0.3%
Bank Mandiri Persero Tbk PT	156,604,180	99,031	0.2%
Bank Negara Indonesia Persero Tbk PT	125,932,161	43,484	0.1%
Perusahaan Gas Negara Persero Tbk PT	178,910,404	38,953	0.1%
Semen Indonesia Persero Tbk PT	49,840,604	35,450	0.1%
Jasa Marga Persero Tbk PT	33,090,500	11,648	0.0%
Tambang Batubara Bukit Asam Persero Tbk PT	14,870,125	7,884	0.0%
* Aneka Tambang Persero Tbk PT	155,997,191	4,299	0.0%
Timah Persero Tbk PT	9,283,600	421	0.0%

16

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Waskita Karya Persero Tbk PT	2,552,300	302	0.0%
Wijaya Karya Beton Tbk PT	3,816,300	271	0.0%
Indonesia—Other †		507,687	0.9%
		1,247,777	2.4%
Malaysia
Public Bank Bhd. (Local)	52,248,400	219,596	0.4%
Tenaga Nasional Bhd.	59,201,507	174,093	0.3%
1 Malaysia—Other †		1,717,243	3.3%
		2,110,932	4.0%
Mexico
America Movil SAB de CV	477,033,568	425,980	0.8%
Fomento Economico Mexicano SAB de CV	36,235,366	357,949	0.7%
Grupo Televisa SAB	44,251,746	257,482	0.5%
Wal-Mart de Mexico SAB de CV	94,578,430	249,533	0.4%
Grupo Financiero Banorte SAB de CV	38,246,856	205,963	0.4%
Mexico—Other †		1,430,857	2.7%
		2,927,764	5.5%

Peru †		124,084	0.2%

Philippines †		1,006,802	1.9%

Poland †		863,005	1.6%

Russia
Sberbank PAO	183,696,668	260,341	0.5%
Magnit PJSC GDR	4,688,542	212,954	0.4%
Gazprom PAO ADR	50,231,302	211,663	0.4%
Gazprom PAO	85,443,353	181,897	0.3%
* Lukoil PJSC ADR	4,939,300	179,297	0.3%
VTB Bank PJSC	58,129,231,072	65,811	0.1%
AK Transneft OAO Preference Shares	27,789	64,754	0.1%
Rosneft OAO GDR	12,744,667	50,830	0.1%
1 VTB Bank PJSC GDR	13,175,375	28,863	0.1%
Rosneft OAO	6,628,175	26,829	0.1%
RusHydro PJSC	2,341,602,363	23,853	0.1%
Bashneft PAO	400,000	12,027	0.0%
Inter RAO UES PJSC	404,169,509	7,723	0.0%
* Bashneft PAO Preference Shares	309,176	7,703	0.0%
* Aeroflot - Russian Airlines OJSC	9,186,772	7,048	0.0%
Federal Grid Co. Unified Energy System JSC	5,323,286,228	5,183	0.0%
* Rosseti PJSC	415,162,605	2,947	0.0%
OGK-2 PAO	5,592,002	19	0.0%
Mosenergo OAO	481,888	6	0.0%
Russia—Other †		981,307	1.9%
		2,331,055	4.4%
South Africa
Naspers Ltd.	6,537,609	954,991	1.8%
^ MTN Group Ltd.	29,370,786	334,378	0.6%
Sasol Ltd.	9,218,179	293,592	0.6%
Steinhoff International Holdings Ltd.	39,883,637	244,084	0.5%
Standard Bank Group Ltd.	20,256,743	210,332	0.4%

17

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
^ FirstRand Ltd.		50,786,387	186,106	0.4%
South Africa—Other †			2,670,482	5.0%
			4,893,965	9.3%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.		252,443,845	1,066,971	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		30,005,615	658,923	1.2%
Hon Hai Precision Industry Co. Ltd.		228,001,108	604,553	1.1%
Fubon Financial Holding Co. Ltd.		122,044,336	196,524	0.4%
MediaTek Inc.		24,533,192	190,445	0.4%
Formosa Plastics Corp.		82,099,616	190,081	0.4%
Cathay Financial Holding Co. Ltd.		133,618,966	189,849	0.4%
Nan Ya Plastics Corp.		95,685,253	189,698	0.4%
Taiwan—Other †			4,207,113	7.9%
			7,494,157	14.2%

Thailand †			1,422,654	2.7%

Turkey †			895,096	1.7%

United Arab Emirates †			523,078	1.0%
Total Common Stocks (Cost $59,224,230)			52,500,639	99.2%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
3,[4] Vanguard Market Liquidity Fund	0.207%	1,117,390,788	1,117,391	2.1%

5U.S. Government and Agency Obligations †			52,987	0.1%
Total Temporary Cash Investments (Cost $1,170,369)			1,170,378	2.2%[2]
Total Investments (Cost $60,394,599)			53,671,017	101.4%

18

Emerging Markets Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	4,580
Receivables for Investment Securities Sold	122,873
Receivables for Accrued Income	46,845
Receivables for Capital Shares Issued	47,071
Other Assets	79,739
Total Other Assets	301,108	0.6%
Liabilities
Payables for Investment Securities Purchased	(46,493)
Collateral for Securities on Loan	(924,747)
Payables for Capital Shares Redeemed	(33,273)
Payables to Vanguard	(51,793)
Other Liabilities	(786)
Total Liabilities	(1,057,092)	(2.0%)
Net Assets	52,915,033	100.0%

At October 31, 2015, net assets consisted of:
		Amount
		($000)
Paid-in Capital		65,860,299
Undistributed Net Investment Income		41,604
Accumulated Net Realized Losses		(6,276,079)
Unrealized Appreciation (Depreciation)
Investment Securities		(6,723,582)
Futures Contracts		14,160
Foreign Currencies		(1,369)
Net Assets		52,915,033

Investor Shares—Net Assets
Applicable to 71,003,813 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,573,205
Net Asset Value Per Share—Investor Shares		$22.16

ETF Shares—Net Assets
Applicable to 1,059,745,443 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		37,070,979
Net Asset Value Per Share—ETF Shares		$34.98

Admiral Shares—Net Assets
Applicable to 277,035,050 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,060,342
Net Asset Value Per Share—Admiral Shares		$29.10

19

Emerging Markets Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 164,728,504 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,644,718
Net Asset Value Per Share—Institutional Shares	$22.13

Institutional Plus Shares—Net Assets
Applicable to 34,858,877 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,565,789
Net Asset Value Per Share—Institutional Plus Shares	$73.61

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $837,779,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $448,381,000, representing 0.8% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.5%, respectively, of net assets.
3 Includes $924,747,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $17,793,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2015
($000)
Investment Income
Income
Dividends[1]	1,726,600
Interest[2]	540
Securities Lending	45,353
Total Income	1,772,493
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,912
Management and Administrative—Investor Shares	4,457
Management and Administrative—ETF Shares	33,190
Management and Administrative—Admiral Shares	6,493
Management and Administrative—Institutional Shares	1,666
Management and Administrative—Institutional Plus Shares	662
Marketing and Distribution—Investor Shares	386
Marketing and Distribution—ETF Shares	4,976
Marketing and Distribution—Admiral Shares	1,019
Marketing and Distribution—Institutional Shares	519
Marketing and Distribution—Institutional Plus Shares	374
Custodian Fees	34,334
Auditing Fees	49
Shareholders’ Reports—Investor Shares	59
Shareholders’ Reports—ETF Shares	884
Shareholders’ Reports—Admiral Shares	59
Shareholders’ Reports—Institutional Shares	21
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	44
Total Expenses	93,104
Net Investment Income	1,679,389
Realized Net Gain (Loss)
Investment Securities Sold	(1,855,950)
Futures Contracts	(114,620)
Foreign Currencies	(23,219)
Realized Net Gain (Loss)	(1,993,789)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(10,379,923)
Futures Contracts	18,458
Foreign Currencies	(450)
Change in Unrealized Appreciation (Depreciation)	(10,361,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,676,315)
1 Dividends are net of foreign withholding taxes of $183,953,000.
2 Interest income from an affiliated company of the fund was $536,000.
See accompanying Notes, which are an integral part of the Financial Statements.

21

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,679,389	1,704,321
Realized Net Gain (Loss)	(1,993,789)	(1,371,709)
Change in Unrealized Appreciation (Depreciation)	(10,361,915)	1,471,560
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,676,315)	1,804,172
Distributions
Net Investment Income
Investor Shares	(45,750)	(54,715)
ETF Shares	(1,206,542)	(1,306,758)
Admiral Shares	(237,570)	(211,231)
Signal Shares	—	(27,666)
Institutional Shares	(105,620)	(107,801)
Institutional Plus Shares	(77,229)	(74,398)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,672,711)	(1,782,569)
Capital Share Transactions
Investor Shares	(137,894)	(135,545)
ETF Shares	(1,905,825)	(2,957,902)
Admiral Shares	874,453	1,834,672
Signal Shares	—	(1,387,323)
Institutional Shares	380,858	402,491
Institutional Plus Shares	363,624	410,168
Net Increase (Decrease) from Capital Share Transactions	(424,784)	(1,833,439)
Total Increase (Decrease)	(12,773,810)	(1,811,836)
Net Assets
Beginning of Period	65,688,843	67,500,679
End of Period[1]	52,915,033	65,688,843

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $41,604,000 and $52,001,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$27.02	$26.78	$26.36	$26.39	$29.49
Investment Operations
Net Investment Income	. 642.672		.667	.576	.589
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(4.865)	.271	.548	.237	(3.255)
Total from Investment Operations	(4.223)	.943	1.215	.813	(2.666)
Distributions
Dividends from Net Investment Income	(.637)	(.703)	(.795)	(.843)	(. 434)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.637)	(.703)	(.795)	(.843)	(. 434)
Net Asset Value, End of Period	$22.16	$27.02	$26.78	$26.36	$26.39

Total Return[2]	-15.74%	3.59%	4.78%	3.30%	-9.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,573	$2,063	$2,181	$2,333	$2,585
Ratio of Total Expenses to Average Net Assets	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.56%	2.45%	2.38%	2.25%
Portfolio Turnover Rate [3]	7%	9%	26%	8%	10%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$42.66	$42.28	$41.65	$41.73	$46.70
Investment Operations
Net Investment Income	1.086	1.137	1.129	.984	1.019
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(7.685)	. 428.860		.367	(5.174)
Total from Investment Operations	(6.599)	1.565	1.989	1.351	(4.155)
Distributions
Dividends from Net Investment Income	(1.081)	(1.185)	(1.359)	(1.431)	(.815)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.081)	(1.185)	(1.359)	(1.431)	(.815)
Net Asset Value, End of Period	$34.98	$42.66	$42.28	$41.65	$41.73

Total Return	-15.59%	3.77%	4.97%	3.47%	-9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,071	$48,000	$51,083	$57,125	$46,289
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.71%	2.74%	2.63%	2.53%	2.38%
Portfolio Turnover Rate [2]	7%	9%	26%	8%	10%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$35.49	$35.17	$34.65	$34.71	$38.82
Investment Operations
Net Investment Income	. 903	. 946.940		.816	.820
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(6.394)	.361	.709	.311	(4.277)
Total from Investment Operations	(5.491)	1.307	1.649	1.127	(3.457)
Distributions
Dividends from Net Investment Income	(.899)	(.987)	(1.129)	(1.187)	(.653)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.899)	(.987)	(1.129)	(1.187)	(.653)
Net Asset Value, End of Period	$29.10	$35.49	$35.17	$34.65	$34.71

Total Return[2]	-15.60%	3.79%	4.94%	3.49%	-9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,060	$8,870	$6,959	$6,801	$6,486
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.71%	2.74%	2.63%	2.53%	2.38%
Portfolio Turnover Rate [3]	7%	9%	26%	8%	10%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$26.99	$26.74	$26.36	$26.42	$29.55
Investment Operations
Net Investment Income	. 696.726		.725	. 643.657
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(4.865)	.283	.532	.225	(3.259)
Total from Investment Operations	(4.169)	1.009	1.257	.868	(2.602)
Distributions
Dividends from Net Investment Income	(.691)	(.759)	(.877)	(.928)	(.528)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.691)	(.759)	(.877)	(.928)	(.528)
Net Asset Value, End of Period	$22.13	$26.99	$26.74	$26.36	$26.42

Total Return[2]	-15.57%	3.85%	4.95%	3.54%	-9.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,645	$4,002	$3,558	$2,495	$1,305
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.74%	2.77%	2.66%	2.59%	2.45%
Portfolio Turnover Rate [3]	7%	9%	26%	8%	10%

1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
					Dec. 15,
					2010[1] to
		Year Ended October 31,
For a Share Outstanding					Oct. 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$89.77	$88.97	$87.68	$87.90	$99.35
Investment Operations
Net Investment Income	2.326	2.436	2.426	2.131	2.215
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(16.171)	.904	1.792	.776	(11.911)
Total from Investment Operations	(13.845)	3.340	4.218	2.907	(9.696)
Distributions
Dividends from Net Investment Income	(2.315)	(2.540)	(2.928)	(3.127)	(1.754)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.315)	(2.540)	(2.928)	(3.127)	(1.754)
Net Asset Value, End of Period	$73.61	$89.77	$88.97	$87.68	$87.90

Total Return[3]	-15.55%	3.83%	4.99%	3.56%	-9.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,566	$2,754	$2,320	$1,607	$1,581
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to
Average Net Assets	2.76%	2.79%	2.68%	2.61%	2.48%[4]
Portfolio Turnover Rate [5]	7%	9%	26%	8%	10%

1 Inception.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance

28

Emerging Markets Stock Index Fund

returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings,

29

Emerging Markets Stock Index Fund

if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2015, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2015, the fund had contributed to Vanguard capital in the amount of $4,580,000, representing 0.01% of the fund’s net assets and 1.83% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Emerging Markets Stock Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	4,194,959	3,524,802	3,425
Common Stocks—Other	1,307,400	43,212,117	257,936
Temporary Cash Investments	1,117,391	52,987	—
Futures Contracts—Assets[1]	828	—	—
Futures Contracts—Liabilities[1]	(302)	—	—
Total	6,620,276	46,789,906	261,361
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $4,064,463,000 based on Level 1 inputs were transferred from Level 2 during the fiscal year. Additionally, based on values on the date of transfer, securities valued at $2,972,550,000 based on Level 2 inputs were transferred from Level 1 during the fiscal year.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2015, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

D. At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets Index	December 2015	6,900	291,077	11,478
E-mini S&P 500 Index	December 2015	650	67,395	2,682
				14,160

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

31

Emerging Markets Stock Index Fund

During the year ended October 31, 2015, the fund realized net foreign currency losses of $23,219,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2015, the fund realized gains on the sale of passive foreign investment companies of $6,144,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2015, had unrealized appreciation of $71,193,000.

During the year ended October 31, 2015, the fund realized $133,007,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2015, the fund had $161,858,000 of ordinary income available for distribution. At October 31, 2015, the fund had available capital losses totaling $6,261,919,000 to offset future net capital gains. Of this amount, $2,165,283,000 is subject to expiration dates; $59,681,000 may be used to offset future net capital gains through October 31, 2016, $1,591,794,000 through October 31, 2017, $212,374,000 through October 31, 2018, and $301,434,000 through October 31, 2019. Capital losses of $4,096,636,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2015, the cost of investment securities for tax purposes was $60,465,792,000. Net unrealized depreciation of investment securities for tax purposes was $6,794,775,000, consisting of unrealized gains of $8,565,298,000 on securities that had risen in value since their purchase and $15,360,073,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2015, the fund purchased $6,739,021,000 of investment securities and sold $7,396,930,000 of investment securities, other than temporary cash investments. Purchases and sales include $612,766,000 and $3,106,379,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

32

Emerging Markets Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	364,606	14,768	452,183	17,297
Issued in Lieu of Cash Distributions	43,224	1,839	51,321	1,929
Redeemed	(545,724)	(21,958)	(639,049)	(24,336)
Net Increase (Decrease)—Investor Shares	(137,894)	(5,351)	(135,545)	(5,110)
ETF Shares
Issued	2,723,101	66,677	4,796,082	112,270
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,628,926)	(132,000)	(7,753,984)	(195,400)
Net Increase (Decrease)—ETF Shares	(1,905,825)	(65,323)	(2,957,902)	(83,130)
Admiral Shares
Issued[1]	2,379,828	73,134	2,886,209	82,926
Issued in Lieu of Cash Distributions	207,486	6,725	188,705	5,400
Redeemed	(1,712,861)	(52,780)	(1,240,242)	(36,247)
Net Increase (Decrease) —Admiral Shares	874,453	27,079	1,834,672	52,079
Signal Shares
Issued	—	—	371,246	11,327
Issued in Lieu of Cash Distributions	—	—	23,257	699
Redeemed[1]	—	—	(1,781,826)	(53,414)
Net Increase (Decrease)—Signal Shares	—	—	(1,387,323)	(41,388)
Institutional Shares
Issued	1,464,969	59,422	1,415,770	54,296
Issued in Lieu of Cash Distributions	97,029	4,142	99,153	3,728
Redeemed	(1,181,140)	(47,125)	(1,112,432)	(42,784)
Net Increase (Decrease) —Institutional Shares	380,858	16,439	402,491	15,240
Institutional Plus Shares
Issued	622,489	7,130	802,266	9,114
Issued in Lieu of Cash Distributions	69,085	885	66,245	749
Redeemed	(327,950)	(3,832)	(458,343)	(5,261)
Net Increase (Decrease) —Institutional Plus Shares	363,624	4,183	410,168	4,602

1 Admiral Shares Issued and Signal Shares Redeemed include $1,127,550,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2015, that would require recognition or disclosure in these financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Emerging Markets Stock Index Fund: In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Emerging Markets Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2015

Special 2015 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $616,732,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $1,766,197,000 and foreign taxes paid of $186,658,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2016 to determine the calendar-year amounts to be included on their 2015 tax returns.

34

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2015. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Emerging Markets Stock Index Fund Investor Shares
Periods Ended October 31, 2015

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	-15.74%	-3.02%	5.27%
Returns After Taxes on Distributions	-16.55	-3.64	4.76
Returns After Taxes on Distributions and Sale of Fund Shares	-8.71	-2.24	4.29

35

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

36

Six Months Ended October 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Stock Index Fund	4/30/2015	10/31/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$814.15	$1.51
FTSE Emerging Markets ETF Shares	1,000.00	814.70	0.69
Admiral Shares	1,000.00	814.77	0.69
Institutional Shares	1,000.00	814.87	0.55
Institutional Plus Shares	1,000.00	815.00	0.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.54	$1.68
FTSE Emerging Markets ETF Shares	1,000.00	1,024.45	0.77
Admiral Shares	1,000.00	1,024.45	0.77
Institutional Shares	1,000.00	1,024.60	0.61
Institutional Plus Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.33% for Investor Shares, 0.15% for FTSE Emerging Markets ETF Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, and 0.10% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

37

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

38

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; FTSE Emerging Index through November 1, 2015; and FTSE Emerging Markets All Cap China A Transition Index thereafter. Benchmark returns are adjusted for withholding taxes.

39

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester, the	Occupation(s) During the Past Five Years and
University of Rochester Medical Center, Monroe	Other Experience: Corporate Vice President and
Community College Foundation, and North Carolina	Chief Global Diversity Officer (retired 2008) and
A&T University.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Chris D. McIsaac
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
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This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
You can review and copy information about your fund at	by FTSE. FTSE does not accept any liability to any
the SEC’s Public Reference Room in Washington, D.C. To	person for any loss or damage arising out of any error
find out more about this public service, call the SEC at	or omission in the ICB.
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5330 122015

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2015: $307,000 Fiscal Year Ended October 31, 2014: $296,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2015: $7,000,200
Fiscal Year Ended October 31, 2014: $6,605,127

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2015: $2,899,096
Fiscal Year Ended October 31, 2014: $2,176,479

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2015: $353,389
Fiscal Year Ended October 31, 2014: $316,869

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2015: $202,313
Fiscal Year Ended October 31, 2014: $198,163

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2015: $555,702
Fiscal Year Ended October 31, 2014: $515,032

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)[1]
Austria (0.4%)
* Erste Group Bank AG	666,406	19,514
voestalpine AG	264,043	9,546
OMV AG	334,413	8,902
ANDRITZ AG	169,064	8,512
* IMMOFINANZ AG	2,106,104	5,394
Wienerberger AG	271,609	5,005
* Raiffeisen Bank International AG	272,414	4,297
CA Immobilien Anlagen AG	169,803	3,328
BUWOG AG	138,800	2,953
Vienna Insurance Group AG Wiener Versicherung Gruppe	89,177	2,853
Oesterreichische Post AG	78,439	2,851
UNIQA Insurance Group AG	258,334	2,399
Mayr Melnhof Karton AG	18,578	2,195
^ Verbund AG	154,181	2,182
* Conwert Immobilien Invest SE	142,263	2,038
Schoeller-Bleckmann Oilfield Equipment AG	25,638	1,539
Zumtobel Group AG	65,663	1,493
Lenzing AG	18,497	1,413
RHI AG	60,107	1,358
Telekom Austria AG	185,181	1,116
Flughafen Wien AG	10,241	965
Strabag SE	38,123	875
EVN AG	70,287	777
Semperit AG Holding	21,978	761
Palfinger AG	25,978	730
S IMMO AG	68,620	609
Kapsch TrafficCom AG	12,076	437
		94,042
Belgium (2.1%)
Anheuser-Busch InBev SA/NV	1,852,347	220,919
KBC Groep NV	639,096	38,840
UCB SA	282,932	24,440
Delhaize Group	238,348	22,087
Ageas	480,079	21,178
Solvay SA Class A	131,018	14,787
Groupe Bruxelles Lambert SA	180,242	14,628
Proximus SADP	325,056	11,247
Umicore SA	251,009	10,649
Ackermans & van Haaren NV	57,727	8,783
Colruyt SA	153,605	7,591
* Telenet Group Holding NV	113,346	6,583
bpost SA	232,232	5,807
Cofinimmo SA	46,841	5,223
Ontex Group NV	153,305	4,710
Euronav NV	263,281	3,882
* Galapagos NV	78,482	3,787
Elia System Operator SA/NV	61,672	2,982
Warehouses De Pauw CVA	33,094	2,708
Befimmo SA	39,073	2,615
Bekaert SA	80,395	2,384
Melexis NV	48,787	2,372
D'ieteren SA/NV	63,301	2,142
Gimv NV	44,286	2,079
Cie d'Entreprises CFE	16,461	2,040
Fagron	73,780	1,809
* Tessenderlo Chemie NV (Voting Shares)	54,658	1,762
* AGFA-Gevaert NV	389,570	1,662
* Mobistar SA	66,899	1,640
Ion Beam Applications	45,397	1,617
KBC Ancora	36,368	1,442
Barco NV	18,818	1,236

1

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Kinepolis Group NV	28,800	1,196
*,^	Nyrstar (Voting Shares)	760,202	1,160
	Econocom Group SA/NV	128,080	1,143
*	BHF Kleinwort Benson Group	177,941	1,017
	Van de Velde NV	15,469	1,008
*	Cie Maritime Belge SA	40,640	719
	EVS Broadcast Equipment SA	21,921	639
	Wereldhave Belgium NV	4,568	542
			463,055
Denmark (2.6%)
	Novo Nordisk A/S Class B	4,285,350	227,011
	Danske Bank A/S	1,793,136	49,195
	Pandora A/S	266,131	30,635
	Vestas Wind Systems A/S	515,828	29,974
	Novozymes A/S	527,445	24,393
	AP Moeller - Maersk A/S Class B	15,199	22,369
	Carlsberg A/S Class B	245,661	20,099
	Coloplast A/S Class B	233,002	16,685
	DSV A/S	388,197	15,708
	AP Moeller - Maersk A/S Class A	10,463	14,963
	ISS A/S	399,107	14,020
	Chr Hansen Holding A/S	203,985	12,230
*	Genmab A/S	124,088	12,200
	TDC A/S	1,855,257	9,703
*	Jyske Bank A/S	165,419	8,059
	GN Store Nord A/S	349,313	6,362
	Sydbank A/S	170,326	5,590
*	William Demant Holding A/S	55,044	4,774
	Tryg A/S	265,649	4,771
*	Topdanmark A/S	178,983	4,758
	FLSmidth & Co. A/S	113,862	4,304
*	H Lundbeck A/S	137,169	4,028
	SimCorp A/S	78,080	3,824
*	Royal Unibrew A/S	94,136	3,718
	NKT Holding A/S	55,127	2,996
	Rockwool International A/S Class B	14,720	2,302
*	Dfds A/S	73,477	2,230
	Spar Nord Bank A/S	192,403	1,840
*	Bavarian Nordic A/S	43,698	1,749
*,^	Ambu A/S Class B	55,257	1,497
	Matas A/S	82,584	1,496
	ALK-Abello A/S	13,386	1,454
	Schouw & Co.	27,276	1,426
	Alm Brand A/S	159,054	901
	Solar A/S Class B	13,858	842
*,^	Bang & Olufsen A/S	75,061	493
*,^	D/S Norden A/S	18,961	377
			568,976
Finland (1.5%)
	Nokia Oyj	8,696,948	64,538
	Sampo Oyj Class A	1,092,751	53,312
	Kone Oyj Class B	881,856	37,575
	UPM-Kymmene Oyj	1,235,280	23,091
	Fortum Oyj	1,034,223	15,491
	Wartsila OYJ Abp	361,750	15,419
	Elisa Oyj	370,058	13,931
	Stora Enso Oyj	1,334,741	12,356
	Nokian Renkaat Oyj	312,795	11,772
	Huhtamaki Oyj	239,930	8,449
	Orion Oyj Class B	235,492	8,401
	Amer Sports Oyj	271,948	7,610
	Metso Oyj	310,748	7,590
	Neste Oyj	297,724	7,250
	Kesko Oyj Class B	157,062	5,005

2

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Tieto Oyj	169,791	4,344
	Konecranes Oyj	136,077	3,643
	Cargotec Oyj Class B	95,592	3,398
	Metsa Board Oyj	519,575	3,299
	Valmet Oyj	310,748	3,268
	Caverion Corp.	291,673	2,537
	Citycon Oyj	909,409	2,392
	Sponda Oyj	558,781	2,371
	Kemira Oyj	176,496	2,089
	Uponor Oyj	125,834	1,675
*,^	Outokumpu Oyj	472,712	1,601
^	YIT Oyj	291,659	1,531
^	Outotec Oyj	420,302	1,443
*	Oriola-KD Oyj	287,402	1,403
	Raisio Oyj	287,831	1,356
	Ramirent Oyj	153,756	1,196
	Cramo Oyj	58,521	1,072
^	Sanoma Oyj	196,335	860
*	Finnair Oyj	148,148	612
*	Stockmann OYJ Abp Class B	63,166	491
	F-Secure Oyj	144,692	431
			332,802
France (13.7%)
	Sanofi	2,623,099	264,460
	TOTAL SA	4,778,940	231,585
	BNP Paribas SA	2,267,980	137,563
	AXA SA	4,473,524	119,434
	LVMH Moet Hennessy Louis Vuitton SE	581,598	108,205
	Danone SA	1,320,120	91,907
	Airbus Group SE	1,286,793	89,412
	Societe Generale SA	1,701,813	79,015
	Orange SA	4,428,625	77,909
	Schneider Electric SE	1,283,309	77,596
	Vinci SA	1,082,673	72,973
	Vivendi SA	2,731,502	65,731
	Essilor International SA	462,643	60,711
	Air Liquide SA	457,450	59,177
	L'Oreal SA	319,381	58,189
^	Engie SA	3,303,548	57,866
	Pernod Ricard SA	455,939	53,668
	Safran SA	648,227	49,193
	Cie de Saint-Gobain	1,071,254	44,891
	Air Liquide SA	337,631	43,677
	Cie Generale des Etablissements Michelin	434,701	43,252
	L'Oreal SA Loyalty Line	232,325	42,328
	Carrefour SA	1,262,092	41,101
	Renault SA	399,637	37,596
	Legrand SA	616,637	33,803
	Cap Gemini SA	369,430	32,856
	Kering	172,961	31,955
	Publicis Groupe SA	440,100	28,550
	Valeo SA	180,311	27,842
*	Alcatel-Lucent	6,429,260	26,088
	Veolia Environnement SA	1,081,858	25,153
	Credit Agricole SA	1,890,480	23,912
	Christian Dior SE	120,400	23,666
	Accor SA	468,404	23,255
	Dassault Systemes	290,823	22,946
	Hermes International	55,497	21,350
	SES SA	689,930	20,372
	Klepierre	411,664	19,506
	Sodexo SA	212,233	18,863
	Thales SA	239,157	17,316
	Bouygues SA	436,574	16,516

3

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Alstom SA	500,660	16,313
	Atos SE	203,653	16,227
*	Peugeot SA	901,734	15,856
	Ingenico Group SA	126,888	14,969
	Groupe Eurotunnel SE	1,068,309	14,958
	Suez Environnement Co.	750,903	14,269
	Bureau Veritas SA	598,863	13,530
	Technip SA	257,902	13,451
	Natixis SA	2,169,666	13,280
	Eutelsat Communications SA	380,472	12,539
	SCOR SE	326,029	12,125
	Arkema SA	161,936	11,830
	Iliad SA	53,919	11,329
	Zodiac Aerospace	445,827	11,274
	Bollore SA	2,277,376	11,258
	Teleperformance	132,552	10,409
	Gecina SA	81,274	10,381
	Societe BIC SA	62,570	9,967
	STMicroelectronics NV	1,440,099	9,955
*	Numericable-SFR SAS	213,726	9,669
	Rexel SA	696,937	9,516
	Electricite de France SA	482,552	8,975
	Edenred	468,670	8,589
	Wendel SA	70,566	8,459
	Aeroports de Paris	66,647	8,368
	Orpea	97,689	7,830
	Fonciere Des Regions	83,099	7,820
	Casino Guichard Perrachon SA	133,439	7,666
	Lagardere SCA	262,550	7,643
2	Euronext NV	162,562	7,131
	Eurofins Scientific SE	19,603	7,087
	JCDecaux SA	172,454	7,018
	Eurazeo SA	94,558	6,658
	Rubis SCA	82,080	6,579
*	UBISOFT Entertainment	214,640	6,429
	SEB SA	62,430	6,341
	Credit Agricole SA Loyalty Line	497,173	6,288
	ICADE	82,009	6,067
	Eiffage SA	96,452	6,016
	Faurecia	140,968	5,570
	CNP Assurances	382,690	5,460
	Imerys SA	79,635	5,448
^	Technicolor SA	777,452	5,265
	Ipsen SA	80,248	5,063
2	Elior	223,566	4,242
	Plastic Omnium SA	133,850	3,864
	BioMerieux	32,985	3,832
	Remy Cointreau SA	54,947	3,825
	Nexity SA	84,303	3,733
	Korian SA	95,146	3,598
	Sopra Steria Group	29,774	3,386
	Altran Technologies SA	271,801	3,384
	Sartorius Stedim Biotech	9,264	3,271
	Havas SA	374,490	3,245
*	DBV Technologies SA	46,431	3,203
	Societe Television Francaise 1	245,018	3,152
*	Nexans SA	77,075	3,063
	Vallourec SA	271,715	3,014
	Metropole Television SA	152,621	2,936
	Euler Hermes Group	30,528	2,860
	Alten SA	53,135	2,755
	Elis SA	153,559	2,601
*,^	Air France-KLM	343,721	2,518
	Vicat	35,791	2,295

4

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Electricite de France SA Loyalty Line	122,442	2,277
	Mercialys SA	96,112	2,208
	Gaztransport Et Technigaz SA	42,996	2,150
*,^	Genfit	45,622	2,047
	Virbac SA	10,214	2,034
	Neopost SA	79,877	1,986
	Saft Groupe SA	63,990	1,653
	Faiveley Transport SA	15,561	1,642
	IPSOS	78,947	1,602
*,^	CGG SA	394,297	1,584
	Coface SA	185,759	1,504
*	Groupe Fnac SA	22,739	1,475
	Tarkett SA	42,915	1,281
	Boiron SA	12,561	1,110
	LISI	44,905	1,096
	Trigano SA	22,257	1,069
	Vilmorin & Cie SA	14,384	1,014
*	GameLoft SE	170,972	976
^	Rallye SA	50,343	931
	FFP	12,238	895
^	Bourbon SA	58,967	869
*	Parrot SA	18,769	850
*,^	Eramet	20,707	817
	Bonduelle SCA	30,655	763
	Guerbet	11,169	757
*	Euro Disney SCA	500,156	687
*	Etablissements Maurel et Prom	183,079	659
	Albioma SA	39,283	639
*	Derichebourg SA	186,068	572
	Mersen	27,102	509
	Assystem	24,260	506
	MPI	176,619	444
	Jacquet Metal Service	29,675	433
	GL Events	21,932	418
	Haulotte Group SA	27,288	387
*	Esso SA Francaise	5,970	342
^	Solocal Group	40,407	329
	Manitou BF SA	22,042	305
*	Stallergenes Greer plc	5,371	239
	Union Financiere de France BQE SA	6,570	186
			2,948,285
Germany (13.3%)
	Bayer AG	1,920,429	256,339
	Daimler AG	2,218,361	192,500
	Allianz SE	1,057,348	185,142
	Siemens AG	1,839,102	184,961
	BASF SE	2,143,791	175,726
	SAP SE	2,075,684	164,098
*	Deutsche Telekom AG	7,351,999	137,469
	Deutsche Bank AG	3,203,100	89,828
	Bayerische Motoren Werke AG	754,930	77,500
	Linde AG	429,629	74,515
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	343,674	68,598
	Fresenius SE & Co. KGaA	910,495	66,803
	Deutsche Post AG	2,207,847	65,737
	Continental AG	250,817	60,302
	E.ON SE	4,352,607	45,933
	Fresenius Medical Care AG & Co. KGaA	495,241	44,614
	Henkel AG & Co. KGaA Preference Shares	403,017	43,735
	Volkswagen AG Preference Shares	356,525	42,796
	adidas AG	464,920	41,676
	Deutsche Boerse AG	427,422	39,342
	Vonovia SE	1,082,198	36,052
	Infineon Technologies AG	2,604,159	32,050

5

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Merck KGaA	300,009	29,265
	ProSiebenSat.1 Media SE	494,690	26,773
*	Commerzbank AG	2,413,941	26,575
	Henkel AG & Co. KGaA	271,498	25,058
	HeidelbergCement AG	326,575	24,331
	Deutsche Wohnen AG	782,184	22,055
	Beiersdorf AG	231,767	22,019
	Brenntag AG	358,797	21,679
	ThyssenKrupp AG	985,712	19,883
	Symrise AG	282,309	18,601
	Porsche Automobil Holding SE Preference Shares	355,604	16,661
	GEA Group AG	411,271	16,465
	Hannover Rueck SE	140,032	16,213
	RWE AG	1,123,130	15,630
	HUGO BOSS AG	149,058	15,347
	United Internet AG	274,581	14,264
	Wirecard AG	266,709	13,763
*	QIAGEN NV	524,540	12,674
	METRO AG	383,835	11,830
	OSRAM Licht AG	197,060	11,591
	LANXESS AG	212,545	11,416
	K&S AG	444,490	11,249
	MTU Aero Engines AG	118,103	10,931
	LEG Immobilien AG	135,297	10,802
	Bayerische Motoren Werke AG Preference Shares	126,565	10,215
	Volkswagen AG	68,362	9,468
	Evonik Industries AG	248,905	9,047
*,2	Zalando SE	244,418	8,559
	MAN SE	81,847	8,544
	Freenet AG	249,814	8,428
	Telefonica Deutschland Holding AG	1,243,411	8,007
*	Deutsche Lufthansa AG	537,243	7,936
	RTL Group SA	89,866	7,770
	Fuchs Petrolub SE Preference Shares	161,401	7,741
	TUI AG	383,129	7,115
	Aurubis AG	104,403	6,981
	KION Group AG	153,883	6,937
	Kabel Deutschland Holding AG	49,339	6,283
*	Dialog Semiconductor plc	166,363	6,146
	HOCHTIEF AG	62,124	5,783
	Gerresheimer AG	72,921	5,689
	STADA Arzneimittel AG	144,570	5,503
	Axel Springer SE	96,503	5,432
	Fraport AG Frankfurt Airport Services Worldwide	85,616	5,431
	Aareal Bank AG	139,007	5,287
	Deutsche EuroShop AG	106,487	5,136
	Drillisch AG	96,657	4,986
^	KUKA AG	58,877	4,975
*	Nordex SE	142,754	4,669
	Sartorius AG Preference Shares	19,784	4,473
	Fielmann AG	58,494	4,098
	Krones AG	33,750	4,058
	Norma Group SE	73,994	3,796
	Rational AG	9,506	3,772
*	MorphoSys AG	60,478	3,741
^	TAG Immobilien AG	274,214	3,552
	DMG Mori AG	87,859	3,490
^	Bilfinger SE	75,886	3,401
	Suedzucker AG	180,514	3,369
	alstria office REIT-AG	239,505	3,338
	Stroeer SE	52,206	3,285
	FUCHS PETROLUB SE	79,086	3,269
	Wincor Nixdorf AG	63,618	3,259
	Software AG	108,785	3,164

6

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	GRENKELEASING AG	17,124	3,140
	Leoni AG	75,868	3,095
	Wacker Chemie AG	34,612	3,041
	CTS Eventim AG & Co. KGaA	75,800	2,967
	Hella KGaA Hueck & Co.	72,250	2,965
	Pfeiffer Vacuum Technology AG	22,916	2,859
	RHOEN-KLINIKUM AG	95,531	2,848
	Talanx AG	87,380	2,800
	Jungheinrich AG Preference Shares	37,157	2,733
	Duerr AG	32,142	2,677
	Salzgitter AG	89,181	2,575
*,^	SGL Carbon SE	137,600	2,530
	Bechtle AG	27,078	2,503
*	PATRIZIA Immobilien AG	88,623	2,436
	Indus Holding AG	42,586	1,982
^	Kloeckner & Co. SE	215,203	1,920
	Nemetschek AG	42,022	1,810
	Sixt SE	31,826	1,775
	Sixt SE Preference Shares	39,274	1,693
	Rheinmetall AG	26,848	1,690
	KWS Saat SE	5,211	1,685
*	Vossloh AG	21,352	1,572
*	Heidelberger Druckmaschinen AG	543,742	1,562
	CompuGroup Medical AG	53,117	1,562
	Jenoptik AG	93,047	1,503
	ElringKlinger AG	66,214	1,483
	Takkt AG	76,184	1,416
	Puma SE	6,305	1,412
	BRAAS Monier Building Group SA	51,997	1,360
	Bertrandt AG	11,071	1,297
*,^	AIXTRON SE	201,089	1,281
	Draegerwerk AG & Co. KGaA Preference Shares	17,650	1,272
*,^	SMA Solar Technology AG	24,175	1,167
	Carl Zeiss Meditec AG	37,765	1,107
	BayWa AG	31,905	1,080
^	Gerry Weber International AG	59,700	971
	RWE AG Preference Shares	76,079	835
	Wacker Neuson SE	58,639	815
	Deutz AG	209,153	784
	DIC Asset AG	79,629	784
	comdirect bank AG	57,063	692
	Deutsche Beteiligungs AG	23,791	676
	Hamburger Hafen und Logistik AG	45,549	659
	Biotest AG Preference Shares	45,949	647
*	Hornbach Baumarkt AG	17,728	634
	Draegerwerk AG & Co. KGaA	7,550	483
	Bauer AG	21,791	460
*	H&R AG	34,938	316
*	CropEnergies AG	46,603	288
	Biotest AG	13,549	204
			2,856,970
Greece (0.1%)
	Hellenic Telecommunications Organization SA	556,506	5,177
	OPAP SA	481,543	4,258
*	National Bank of Greece SA	3,475,085	2,567
*	Alpha Bank AE	8,660,457	1,091
*	Piraeus Bank SA	4,830,637	492
			13,585
Ireland (0.5%)
	Kerry Group plc Class A	338,261	27,472
*	Bank of Ireland	63,883,920	23,766
*	Ryanair Holdings plc ADR	218,889	17,115
	Smurfit Kappa Group plc	544,852	15,515
	Kingspan Group plc	409,295	9,906

7

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Paddy Power plc	77,201	8,924
	Glanbia plc	405,083	7,850
	C&C Group plc	788,476	3,145
	Green REIT plc	1,529,354	2,645
	FBD Holdings plc	44,504	340
*,^	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			116,678
Italy (4.1%)
	Intesa Sanpaolo SPA (Registered)	27,956,087	97,459
	Eni SPA	5,720,538	93,330
	Enel SPA	15,941,383	73,601
	UniCredit SPA	11,363,171	73,525
	Assicurazioni Generali SPA	2,927,721	55,534
*	Telecom Italia SPA (Registered)	26,099,281	36,351
	Atlantia SPA	1,108,394	30,731
*	Fiat Chrysler Automobiles NV	2,032,593	29,885
	Luxottica Group SPA	407,633	28,519
	Snam SPA	5,035,997	26,048
	Terna Rete Elettrica Nazionale SPA	3,314,155	16,846
	Telecom Italia SPA (Bearer)	13,994,519	15,754
	Unione di Banche Italiane SPA	2,007,695	14,987
	CNH Industrial NV	2,130,092	14,381
	Tenaris SA	1,096,629	13,827
	Mediobanca SPA	1,274,199	12,828
*	Banco Popolare SC	837,370	12,542
*	Finmeccanica SPA	885,053	11,589
	EXOR SPA	227,196	11,287
	Prysmian SPA	476,744	10,308
	Banca Monte dei Paschi di Siena SPA	5,583,180	10,241
	Banca Popolare di Milano Scarl	10,192,351	9,589
	Banca Popolare dell'Emilia Romagna SC	1,109,215	8,938
	Mediaset SPA	1,741,791	8,854
	Enel Green Power SPA	3,599,580	7,609
	Intesa Sanpaolo SPA	2,165,532	6,925
	Recordati SPA	236,928	5,893
	Azimut Holding SPA	243,640	5,850
	UnipolSai SPA	2,406,478	5,800
	Davide Campari-Milano SPA	656,723	5,614
*,^	Saipem SPA	579,741	5,450
	Unipol Gruppo Finanziario SPA	1,138,847	5,313
	Italcementi SPA	449,202	4,990
	Moncler SPA	307,706	4,960
	A2A SPA	3,606,533	4,948
2	Anima Holding SPA	494,329	4,855
	Mediolanum SPA	596,170	4,849
	Banca Popolare di Sondrio SCARL	1,042,344	4,753
*	Yoox Net-A-Porter Group SPA	134,619	4,557
	Banca Generali SPA	131,923	4,070
	FinecoBank Banca Fineco SPA	492,785	3,719
	Hera SPA	1,408,643	3,702
*	Credito Valtellinese SC	2,575,006	3,234
	De' Longhi SPA	131,930	3,227
	Brembo SPA	69,566	3,068
^	Salvatore Ferragamo SPA	109,508	2,976
	Ansaldo STS SPA	278,676	2,963
	Banca Carige SPA	1,580,289	2,886
	Buzzi Unicem SPA	168,446	2,853
	Interpump Group SPA	185,988	2,736
*	Autogrill SPA	294,231	2,735
	Societa Cattolica di Assicurazioni SCRL	336,118	2,630
^	Tod's SPA	31,277	2,617
	Cerved Information Solutions SPA	335,109	2,538
	DiaSorin SPA	54,292	2,430
	Ei Towers SPA	39,136	2,374

8

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Beni Stabili SpA SIIQ	2,475,791	2,036
	Societa Iniziative Autostradali e Servizi SPA	163,781	1,876
	Parmalat SPA	718,912	1,870
	Salini Impregilo SPA	445,761	1,849
^	Industria Macchine Automatiche SPA	33,923	1,755
	Iren SPA	1,021,690	1,684
	ACEA SPA	113,751	1,635
*,2	OVS SPA	237,224	1,633
	ERG SPA	112,756	1,601
	Amplifon SPA	202,875	1,579
*	Saras SPA	798,481	1,577
	MARR SPA	75,123	1,531
	Danieli & C Officine Meccaniche SPA	93,879	1,421
	Credito Emiliano SPA	177,541	1,269
	Brunello Cucinelli SPA	64,746	1,173
	Banca IFIS SPA	46,523	1,149
2	RAI Way SPA	221,084	1,126
	ASTM SPA	81,641	1,096
	Italmobiliare SPA	37,954	1,033
^	Piaggio & C SPA	384,710	956
	Buzzi Unicem SPA	92,377	932
*	CIR-Compagnie Industriali Riunite SPA	819,166	904
*	Safilo Group SPA	70,973	883
*	Geox SPA	180,095	839
	Astaldi SPA	102,858	828
	Cementir Holding SPA	129,334	724
	Immobiliare Grande Distribuzione SIIQ SPA	702,597	701
*	RCS MediaGroup SPA	784,790	627
	Danieli & C Officine Meccaniche SPA	28,699	614
*,^	Fincantieri SPA	1,100,295	604
	Esprinet SPA	65,299	587
	Italmobiliare SPA	13,124	567
	Zignago Vetro SPA	66,001	430
*	Gruppo Editoriale L'Espresso SPA	386,076	418
*	Cofide SPA	734,900	358
	DeA Capital SPA	216,354	350
*	Arnoldo Mondadori Editore SPA	285,378	348
	Falck Renewables SPA	259,966	326
*	Juventus Football Club SPA	936,139	269
	Trevi Finanziaria Industriale SPA	188,600	244
*	Sogefi SPA	94,219	228
*	Pirelli & C. SPA	11,853	191
*	World Duty Free SPA	3,299	37
			891,936
Netherlands (4.4%)
	Unilever NV	3,614,390	162,918
	ING Groep NV	8,968,416	130,064
	ASML Holding NV	754,326	69,927
	Unibail-Rodamco SE	228,685	63,722
	Koninklijke Philips NV	2,148,780	57,964
	Heineken NV	508,309	46,347
	Koninklijke Ahold NV	2,077,012	42,190
	Akzo Nobel NV	575,038	40,630
	RELX NV	2,184,053	37,253
	Aegon NV	4,417,120	27,129
	Koninklijke KPN NV	7,213,023	26,415
	Wolters Kluwer NV	685,866	23,166
	Koninklijke DSM NV	405,708	21,602
	NN Group NV	656,594	20,590
	Heineken Holding NV	227,424	18,193
*	Altice NV Class A	894,219	15,413
	Randstad Holding NV	254,556	15,160
	ArcelorMittal	2,320,534	12,898
	Gemalto NV	186,338	11,677

9

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	TNT Express NV	1,082,541	9,103
	Boskalis Westminster	182,879	8,878
	Aalberts Industries NV	223,417	7,244
	Koninklijke Vopak NV	154,374	6,194
*	SBM Offshore NV	427,513	5,848
	Wereldhave NV	93,522	5,828
*	OCI NV	190,842	5,381
	Eurocommercial Properties NV	106,331	5,070
*	Altice NV Class B	279,091	4,928
	ASM International NV	112,754	4,302
*	PostNL NV	1,023,955	4,217
	Delta Lloyd NV	517,537	4,071
	Arcadis NV	154,322	3,888
	IMCD Group NV	103,815	3,881
	TKH Group NV	96,125	3,638
	Corbion NV	139,286	3,419
*	APERAM SA	108,748	3,346
2	GrandVision NV	118,179	3,265
*	TomTom NV	275,881	2,991
*	Koninklijke BAM Groep NV	506,806	2,793
*	Fugro NV	139,112	2,632
	USG People NV	154,167	2,450
	Vastned Retail NV	44,209	2,145
*,2	Refresco Gerber NV	104,681	1,711
	Koninklijke Ten Cate NV	53,211	1,440
	NSI NV	318,912	1,388
	Wessanen	123,534	1,328
	BinckBank NV	146,549	1,289
	Accell Group	58,686	1,223
	Brunel International NV	45,844	859
			958,008
Norway (1.1%)
	Statoil ASA	2,221,508	35,856
	DNB ASA	2,486,169	31,543
^	Telenor ASA	1,612,237	30,346
	Yara International ASA	408,549	18,528
	Orkla ASA	1,813,140	15,407
	Norsk Hydro ASA	3,108,097	11,127
	Marine Harvest ASA	731,600	9,800
	Schibsted ASA Class A	188,113	6,302
	Gjensidige Forsikring ASA	394,793	5,988
*	Schibsted ASA Class B	188,114	5,851
*,^	Seadrill Ltd.	817,310	5,202
*	Subsea 7 SA	636,659	4,994
^	TGS Nopec Geophysical Co. ASA	237,121	4,698
*	Storebrand ASA	1,038,522	3,630
2	XXL ASA	228,384	2,437
	Bakkafrost P/F	74,306	2,379
	Veidekke ASA	167,672	2,130
	Petroleum Geo-Services ASA	499,625	2,074
	Atea ASA	219,815	2,040
	Salmar ASA	119,645	1,956
	Kongsberg Gruppen ASA	119,831	1,874
	SpareBank 1 SMN	292,312	1,829
*,^	Nordic Semiconductor ASA	361,232	1,731
*	Det Norske Oljeselskap ASA	258,799	1,600
^	Opera Software ASA	236,748	1,477
	SpareBank 1 SR-Bank ASA	296,967	1,417
*,^	DNO ASA	1,407,639	1,404
2	Aker Solutions ASA	343,609	1,381
2	Entra ASA	145,072	1,233
	Prosafe SE	427,442	1,187
	Leroy Seafood Group ASA	32,954	1,155
	Aker ASA	56,944	1,120

10

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
2	BW LPG Ltd.	163,547	1,108
	Hoegh LNG Holdings Ltd.	89,327	1,069
	Austevoll Seafood ASA	169,478	1,041
*,^	Norwegian Air Shuttle ASA	24,801	910
*,^	REC Silicon ASA	4,666,953	834
*	Ocean Yield ASA	93,009	749
	Wilh Wilhelmsen ASA	153,272	664
*	Norwegian Property ASA	573,149	620
	Stolt-Nielsen Ltd.	43,089	582
*,^	Akastor ASA	339,876	444
	BW Offshore Ltd.	896,382	373
*,^	Fred Olsen Energy ASA	54,209	253
			228,343
Portugal (0.3%)
	EDP - Energias de Portugal SA	4,470,019	16,516
	Galp Energia SGPS SA	877,540	9,462
	Jeronimo Martins SGPS SA	570,182	7,991
*	Banco Comercial Portugues SA	94,564,858	5,421
	NOS SGPS SA	526,400	4,368
	CTT-Correios de Portugal SA	348,346	3,954
	EDP Renovaveis SA	465,927	3,388
	Sonae SGPS SA	2,091,890	2,497
	Portucel SA	600,168	2,438
	REN - Redes Energeticas Nacionais SGPS SA	323,203	986
*,^	Banco BPI SA	812,023	986
	Altri SGPS SA	166,733	788
	Semapa-Sociedade de Investimento e Gestao	54,986	776
*	Pharol SGPS SA	1,261,109	531
^	Mota-Engil SGPS SA	156,825	393
	Sonaecom SGPS SA	78,110	184
*	Banco Espirito Santo SA	8,371,877	26
			60,705
Spain (5.0%)
	Banco Santander SA	33,111,342	185,420
	Telefonica SA	9,834,395	129,930
	Banco Bilbao Vizcaya Argentaria SA	14,544,939	125,039
	Iberdrola SA	13,097,396	93,500
	Industria de Diseno Textil SA	2,460,861	92,177
	Amadeus IT Holding SA	967,122	41,153
*	Repsol SA	2,462,803	31,031
*	Ferrovial SA	935,459	23,598
	CaixaBank SA	5,837,305	22,360
	Red Electrica Corp. SA	251,311	22,146
*	Banco de Sabadell SA	10,720,837	20,711
	Grifols SA	385,659	17,874
*,2	Aena SA	149,789	16,710
	Endesa SA	737,625	16,415
	Enagas SA	526,694	15,947
^	Abertis Infraestructuras SA	948,472	15,741
	Gas Natural SDG SA	713,921	15,459
*	ACS Actividades de Construccion y Servicios SA	407,250	13,842
	Banco Popular Espanol SA	3,641,161	13,839
	Bankia SA	10,698,722	13,776
	Bankinter SA	1,601,464	11,606
	Grifols SA Preference Shares	325,190	11,293
	Merlin Properties Socimi SA	750,176	9,612
	Distribuidora Internacional de Alimentacion SA	1,459,183	9,279
	Gamesa Corp. Tecnologica SA	519,667	8,206
	Mapfre SA	2,360,053	7,012
^	Bolsas y Mercados Espanoles SHMSF SA	178,647	6,415
	Viscofan SA	108,228	6,319
	Zardoya Otis SA	420,217	5,167
	Acciona SA	59,861	5,030
	Mediaset Espana Comunicacion SA	409,936	4,978

11

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Ebro Foods SA	200,101	3,792
*	Inmobiliaria Colonial SA	4,847,795	3,590
*,^	Acerinox SA	322,076	3,482
	Grupo Catalana Occidente SA	104,129	3,233
	Tecnicas Reunidas SA	71,311	3,178
*	NH Hotel Group SA	483,360	2,957
^	Melia Hotels International SA	201,368	2,907
*,^	Indra Sistemas SA	266,667	2,857
	Almirall SA	140,576	2,707
*,^	Fomento de Construcciones y Contratas SA	314,200	2,395
*	Hispania Activos Inmobiliarios SA	156,364	2,350
^	Obrascon Huarte Lain SA	271,006	2,172
	Prosegur Cia de Seguridad SA	486,320	2,164
	Applus Services SA	232,493	2,069
^	Abengoa SA Class B	1,905,178	1,857
	Corp Financiera Alba SA	40,563	1,790
	Cia de Distribucion Integral Logista Holdings SA	86,320	1,724
^	Sacyr SA	681,616	1,719
	Atresmedia Corp. de Medios de Comunicacion SA	125,685	1,611
*,^	Zeltia SA	361,220	1,605
	CIE Automotive SA	95,865	1,536
	Construcciones y Auxiliar de Ferrocarriles SA	4,379	1,222
	Liberbank SA	1,922,388	1,191
	Ence Energia y Celulosa SA	310,191	1,086
	Faes Farma SA	395,295	1,063
^	Promotora de Informaciones SA	111,929	621
	Papeles y Cartones de Europa SA	107,632	611
	Duro Felguera SA	153,830	362
*	Deoleo SA	858,086	288
	Tubacex SA	92,332	198
*	Papeles y Cartones de Europa SA Rights Exp. 11/12/2015	107,632	23
			1,069,945
Sweden (4.7%)
	Hennes & Mauritz AB Class B	2,204,886	85,528
	Nordea Bank AB	7,376,784	81,349
	Telefonaktiebolaget LM Ericsson Class B	6,921,527	67,302
	Swedbank AB Class A	2,424,620	55,623
*	Svenska Handelsbanken AB Class A	3,345,092	45,365
*	Assa Abloy AB Class B	2,180,637	43,247
	Svenska Cellulosa AB SCA Class B	1,347,634	39,724
	Investor AB Class B	1,050,571	38,891
^	Atlas Copco AB Class A	1,438,238	37,403
	Volvo AB Class B	3,586,654	37,125
	Skandinaviska Enskilda Banken AB Class A	3,376,436	35,310
	TeliaSonera AB	6,033,478	30,804
	Sandvik AB	2,505,242	23,409
^	Atlas Copco AB Class B	906,209	21,876
	Hexagon AB Class B	595,044	20,599
	SKF AB	965,537	16,937
	Skanska AB Class B	836,140	16,241
	Electrolux AB Class B	516,337	15,176
	Investment AB Kinnevik	475,602	15,151
	Swedish Match AB	445,134	13,992
	Alfa Laval AB	726,109	12,767
	Boliden AB	635,178	12,153
	Getinge AB	423,484	10,571
	Trelleborg AB Class B	563,327	9,492
	Meda AB Class A	636,546	9,362
	Securitas AB Class B	711,009	9,263
	Industrivarden AB Class A	449,028	8,726
	Tele2 AB	718,370	7,171
*	Lundin Petroleum AB	495,252	7,167
	Industrivarden AB	380,419	6,876
	BillerudKorsnas AB	354,874	6,408

12

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Elekta AB Class B	821,667	6,350
^	ICA Gruppen AB	176,984	6,295
^	NCC AB Class B	190,012	5,868
^	Husqvarna AB	870,606	5,727
	Castellum AB	380,859	5,694
*	Swedish Orphan Biovitrum AB	369,563	5,620
*	Hexpol AB	573,789	5,565
*,^	Fingerprint Cards AB Class B	110,295	5,402
	Fabege AB	307,272	4,877
*	Betsson AB	282,838	4,586
*	Axfood AB	243,692	4,394
*	Fastighets AB Balder	214,145	4,311
	AAK AB	59,668	4,290
	Nibe Industrier AB Class B	133,036	4,271
*	NetEnt AB	71,683	4,075
*	Wallenstam AB	459,051	4,060
	Hufvudstaden AB Class A	257,486	3,638
	Loomis AB Class B	140,163	3,632
	Modern Times Group MTG AB Class B	124,788	3,533
	Holmen AB	114,022	3,439
	Indutrade AB	71,527	3,409
*,^	Sweco AB Class B	228,081	3,337
	JM AB	112,954	3,190
	Kungsleden AB	422,675	3,160
	L E Lundbergforetagen AB Class B	60,237	3,065
	Intrum Justitia AB	84,807	3,032
	Wihlborgs Fastigheter AB	153,497	2,994
	Peab AB	370,769	2,820
	Saab AB Class B	96,946	2,730
	Com Hem Holding AB	312,431	2,668
	Ratos AB	451,741	2,631
	Avanza Bank Holding AB	63,296	2,484
*	Lifco AB Class B	106,302	2,357
	Nobia AB	163,015	1,995
	Hemfosa Fastigheter AB	183,147	1,978
*,^	SSAB AB Class A	520,035	1,880
	AF AB	124,447	1,842
2	Thule Group AB	130,049	1,607
	Atrium Ljungberg AB	99,030	1,535
	Melker Schorling AB	24,765	1,377
*	SSAB AB Class B	421,142	1,332
	Klovern AB Preference Shares	33,224	1,149
	Concentric AB	97,951	1,131
	Haldex AB	101,810	979
	Rezidor Hotel Group AB	225,969	958
	SAS AB Preference Shares	16,256	953
	Lindab International AB	138,268	937
	Klovern AB	870,227	901
	Axis Communications AB	22,259	888
	Mekonomen AB	35,017	830
	Bure Equity AB	125,314	810
	Clas Ohlson AB	53,244	808
	SkiStar AB	44,852	651
*,^	SAS AB	317,396	613
	Nordnet AB	170,717	603
	Fastighets AB Balder Preference Shares	14,398	573
	Sagax AB Preference Shares	135,275	519
	Investment AB Oresund	22,687	491
	Hemfosa Fastigheter AB Preference Shares	21,058	405
*	Ratos AB Preference Shares	1,612	357
*	Svenska Handelsbanken AB Class B	22,849	330
	NCC AB Class A	10,181	313
			1,003,257

13

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
Switzerland (13.3%)
	Nestle SA	7,273,528	555,283
	Roche Holding AG	1,665,534	451,130
	Novartis AG	4,952,288	449,004
	UBS Group AG	8,156,942	162,795
	Cie Financiere Richemont SA	1,186,004	101,441
	ABB Ltd.	5,157,118	97,134
	Credit Suisse Group AG	3,790,928	94,401
	Zurich Insurance Group AG	346,110	91,293
	Swiss Re AG	794,681	73,730
	Syngenta AG	213,046	71,571
	Givaudan SA	21,443	38,326
	Actelion Ltd.	228,635	31,713
	LafargeHolcim Ltd.	526,209	29,594
	Geberit AG	87,329	28,147
	Adecco SA	375,072	27,853
	Swatch Group AG (Bearer)	70,447	27,502
	Swisscom AG	52,932	27,255
	Julius Baer Group Ltd.	506,657	25,105
*	LafargeHolcim Ltd.	415,132	23,357
	SGS SA	11,860	22,558
	Swiss Life Holding AG	74,502	17,758
	Lonza Group AG	120,566	17,672
	Chocoladefabriken Lindt & Spruengli AG	237	17,568
	Schindler Holding AG	102,688	16,649
	Galenica AG	11,321	16,573
	Sonova Holding AG	120,484	16,427
	Kuehne & Nagel International AG	117,044	16,211
	Sika AG	4,881	15,989
	Partners Group Holding AG	41,955	15,167
	Chocoladefabriken Lindt & Spruengli AG	2,223	13,556
	Baloise Holding AG	108,649	13,022
*	Dufry AG	111,147	12,986
^	Transocean Ltd.	810,060	12,402
	Clariant AG	626,012	11,500
	Swiss Prime Site AG	147,195	11,245
	Roche Holding AG (Bearer)	32,284	8,819
	Aryzta AG	194,227	8,749
	Swatch Group AG (Registered)	111,395	8,043
	PSP Swiss Property AG	92,418	8,037
	Schindler Holding AG (Registered)	48,668	7,911
	Helvetia Holding AG	13,985	7,316
	BB Biotech AG	25,845	7,302
	EMS-Chemie Holding AG	16,838	7,117
	GAM Holding AG	364,512	6,663
	Georg Fischer AG	9,524	5,847
	dorma&kaba Holding AG	8,794	5,483
^	Sulzer AG	54,029	5,459
	Flughafen Zuerich AG	7,130	5,397
	Barry Callebaut AG	4,461	5,351
	Straumann Holding AG	18,184	5,145
	Logitech International SA	336,036	4,938
*,2	Sunrise Communications Group AG	78,378	4,277
	Valiant Holding AG	36,675	4,237
	ams AG	132,355	4,236
	Leonteq AG	21,821	4,196
	Pargesa Holding SA	65,960	4,186
	Cembra Money Bank AG	69,669	4,156
	Temenos Group AG	86,874	4,060
	Banque Cantonale Vaudoise	6,583	4,052
	OC Oerlikon Corp. AG	401,283	3,847
	DKSH Holding AG	61,930	3,770
	Panalpina Welttransport Holding AG	31,990	3,654
	Tecan Group AG	26,582	3,620

14

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Forbo Holding AG	3,054	3,472
	Bucher Industries AG	14,896	3,389
	Vontobel Holding AG	64,668	3,185
	Mobimo Holding AG	14,299	3,085
	Allreal Holding AG	22,206	2,943
	U-Blox AG	13,389	2,585
	Burckhardt Compression Holding AG	7,343	2,560
	SFS Group AG	37,447	2,415
	Belimo Holding AG	1,067	2,287
	Gategroup Holding AG	60,535	2,269
	Emmi AG	4,970	2,247
	Autoneum Holding AG	10,727	1,967
	VZ Holding AG	6,249	1,946
	St. Galler Kantonalbank AG	5,177	1,872
	Rieter Holding AG	10,732	1,766
	Schweiter Technologies AG	2,157	1,729
*	Cosmo Pharmaceuticals SA	11,134	1,710
	Implenia AG	33,415	1,655
	Daetwyler Holding AG	11,517	1,614
	EFG International AG	155,010	1,556
	Ascom Holding AG	81,111	1,537
*,^	Meyer Burger Technology AG	210,062	1,504
	Huber & Suhner AG	33,917	1,462
	Kuoni Reisen Holding AG	6,441	1,333
	Conzzeta AG	2,121	1,314
	Valora Holding AG	6,444	1,296
	Siegfried Holding AG	5,502	1,102
	Kudelski SA	81,033	1,089
*	Basilea Pharmaceutica Ltd.	10,193	1,057
*	AFG Arbonia-Forster Holding AG	100,243	971
*	APG SGA SA	2,396	965
	Ypsomed Holding AG	7,325	963
	BKW AG	23,546	894
*	Bell AG	288	791
*	Zehnder Group AG	22,656	771
	Alpiq Holding AG	6,440	680
*	Schmolz & Bickenbach AG	1,163,129	635
	Swissquote Group Holding SA	22,501	541
	Vetropack Holding AG	306	470
*	Plazza AG	2,121	422
	Bachem Holding AG	6,214	316
*	Orascom Development Holding AG	23,200	304
			2,876,454
United Kingdom (31.9%)
	HSBC Holdings plc	45,322,008	354,004
	British American Tobacco plc	4,328,810	256,941
	BP plc	42,352,770	251,396
	GlaxoSmithKline plc	11,290,468	243,174
	Vodafone Group plc	61,695,338	203,389
	Royal Dutch Shell plc Class A	7,228,504	187,714
	AstraZeneca plc	2,930,635	187,063
	Diageo plc	5,849,238	169,035
	Lloyds Banking Group plc	142,036,421	161,166
	Royal Dutch Shell plc Class B	5,637,815	147,262
	Reckitt Benckiser Group plc	1,476,356	144,047
	BT Group plc	19,435,917	138,954
	Barclays plc	38,891,467	138,416
	Prudential plc	5,925,786	138,315
	SABMiller plc	2,195,423	135,049
	National Grid plc	8,759,813	124,678
	BG Group plc	7,903,590	124,496
	Unilever plc	2,801,755	124,426
	Imperial Tobacco Group plc	2,237,357	120,521
	Rio Tinto plc	2,854,048	103,506

15

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Shire plc	1,365,124	103,373
BHP Billiton plc	4,904,885	78,445
Aviva plc	9,394,849	70,265
WPP plc	3,009,733	67,457
Compass Group plc	3,826,343	65,913
Legal & General Group plc	13,789,453	55,453
Standard Chartered plc	4,848,251	53,809
SSE plc	2,293,058	53,481
* Tesco plc	18,864,100	53,149
ARM Holdings plc	3,277,878	51,811
BAE Systems plc	7,345,157	49,742
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,817,380	47,526
Glencore plc	27,077,530	46,637
RELX plc	2,598,137	46,442
Rolls-Royce Holdings plc	4,269,786	45,172
Associated British Foods plc	809,279	43,037
Next plc	341,942	42,085
Sky plc	2,435,175	41,063
Centrica plc	11,732,489	40,836
Experian plc	2,260,872	38,553
Land Securities Group plc	1,826,945	37,656
Old Mutual plc	11,349,600	37,069
* Royal Bank of Scotland Group plc	7,525,936	36,785
Smith & Nephew plc	2,082,325	35,539
Wolseley plc	604,474	35,476
ITV plc	8,693,870	33,739
Whitbread plc	423,735	32,383
British Land Co. plc	2,378,624	31,871
CRH plc	1,135,535	31,004
Capita plc	1,537,101	30,170
Marks & Spencer Group plc	3,821,144	30,168
Kingfisher plc	5,416,298	29,437
Standard Life plc	4,542,324	29,375
London Stock Exchange Group plc	724,621	28,347
Anglo American plc London Shares	3,034,510	25,428
Pearson plc	1,888,272	25,004
United Utilities Group plc	1,583,344	24,078
Carnival plc	423,777	23,560
Taylor Wimpey plc	7,502,399	22,847
Bunzl plc	771,028	22,050
InterContinental Hotels Group plc	548,974	21,975
Persimmon plc	710,305	21,786
Barratt Developments plc	2,312,526	21,786
* International Consolidated Airlines Group SA (London Shares)	2,363,608	21,170
Burberry Group plc	1,028,846	21,034
Sage Group plc	2,501,189	20,970
CRH plc	756,711	20,710
Mondi plc	852,847	19,710
Direct Line Insurance Group plc	3,193,176	19,389
Severn Trent plc	552,889	19,095
Johnson Matthey plc	475,883	18,926
Provident Financial plc	339,460	18,132
Ashtead Group plc	1,168,878	17,985
St. James's Place plc	1,203,609	17,853
Hammerson plc	1,821,323	17,844
GKN plc	3,979,690	17,581
3i Group plc	2,237,782	17,253
Travis Perkins plc	573,292	16,897
DCC plc	204,870	16,419
Dixons Carphone plc	2,310,465	16,407
Inmarsat plc	1,040,212	15,764
RSA Insurance Group plc	2,358,543	15,281
Intertek Group plc	373,303	15,085
Berkeley Group Holdings plc	292,337	14,919

16

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Royal Mail plc	2,113,411	14,490
	Randgold Resources Ltd.	215,608	14,456
	Croda International plc	313,060	13,953
	Derwent London plc	231,290	13,814
	easyJet plc	503,686	13,561
	Rexam plc	1,626,213	13,523
	Smiths Group plc	910,435	13,482
	G4S plc	3,603,283	13,454
	J Sainsbury plc	3,279,606	13,431
	TUI AG	711,306	13,228
	Informa plc	1,507,043	13,167
	Wm Morrison Supermarkets plc	5,026,372	13,020
	DS Smith plc	2,181,317	12,991
	Inchcape plc	1,025,474	12,606
	Rightmove plc	213,136	12,583
	Aberdeen Asset Management plc	2,295,454	12,247
	Schroders plc	262,447	12,047
	Segro plc	1,722,386	11,919
	Pennon Group plc	954,571	11,910
	Amlin plc	1,161,509	11,790
	Intu Properties plc	2,177,010	11,585
	Capital & Counties Properties plc	1,687,374	11,538
	Admiral Group plc	460,205	11,420
	Bellway plc	283,741	11,333
	Cobham plc	2,644,126	11,289
	Hargreaves Lansdown plc	506,697	11,260
	Great Portland Estates plc	798,703	10,940
	Booker Group plc	3,814,392	10,932
	Coca-Cola HBC AG	458,403	10,921
	Henderson Group plc	2,450,070	10,816
2	Merlin Entertainments plc	1,647,963	10,515
	Hikma Pharmaceuticals plc	312,624	10,417
	Howden Joinery Group plc	1,441,195	10,284
	Halma plc	874,188	10,276
	William Hill plc	2,048,456	10,001
	Rentokil Initial plc	4,203,652	10,000
	Tate & Lyle plc	1,082,136	9,948
	Amec Foster Wheeler plc	907,439	9,914
	Betfair Group plc	198,795	9,878
*,2	Auto Trader Group plc	1,648,840	9,859
	Investec plc	1,181,567	9,856
	Meggitt plc	1,807,498	9,838
	Hiscox Ltd.	659,645	9,821
	IG Group Holdings plc	843,589	9,813
	Melrose Industries plc	2,311,179	9,468
	Shaftesbury plc	645,247	9,345
	IMI plc	633,835	9,292
	Man Group plc	3,557,710	9,128
	Greene King plc	717,015	8,870
	Babcock International Group plc	583,011	8,652
	Telecity Group plc	470,976	8,522
	ICAP plc	1,245,296	8,435
	Weir Group plc	493,498	8,106
	UBM plc	1,019,047	8,024
	Spirax-Sarco Engineering plc	169,371	7,932
	Aggreko plc	557,220	7,844
	Essentra plc	604,928	7,841
	Close Brothers Group plc	346,128	7,797
	John Wood Group plc	849,190	7,793
	Petrofac Ltd.	601,176	7,783
*	BTG plc	886,434	7,531
	Regus plc	1,446,339	7,450
	Cable & Wireless Communications plc	6,448,166	7,297
	Daily Mail & General Trust plc	615,264	7,096

17

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Hays plc	3,270,061	7,092
BBA Aviation plc	2,410,413	7,076
Spectris plc	275,252	7,062
Phoenix Group Holdings	521,561	6,871
Micro Focus International plc	351,929	6,803
WH Smith plc	258,218	6,777
* Thomas Cook Group plc	3,566,723	6,747
Beazley plc	1,203,327	6,734
Jupiter Fund Management plc	967,258	6,701
Antofagasta plc	824,207	6,661
* Intermediate Capital Group plc	756,513	6,591
* Just Eat plc	1,002,848	6,571
* Tullow Oil plc	2,099,013	6,534
Playtech plc	486,939	6,419
Berendsen plc	399,009	6,295
* Sports Direct International plc	583,859	6,267
Britvic plc	581,571	6,256
* Balfour Beatty plc	1,598,298	6,128
AA plc	1,407,175	5,993
RPC Group plc	581,175	5,824
Rotork plc	2,004,153	5,783
* Ocado Group plc	937,710	5,433
Michael Page International plc	710,502	5,407
Victrex plc	186,717	5,310
Domino's Pizza Group plc	316,056	5,309
Moneysupermarket.com Group plc	1,025,010	5,274
Polymetal International plc	596,137	5,273
UNITE Group plc	515,208	5,272
Stagecoach Group plc	989,538	5,271
Grafton Group plc	496,913	5,153
Synergy Health plc	131,202	5,114
Restaurant Group plc	463,006	5,112
SSP Group plc	1,092,066	5,068
Lancashire Holdings Ltd.	460,026	5,045
Kennedy Wilson Europe Real Estate plc	273,328	5,035
WS Atkins plc	233,417	4,948
Bovis Homes Group plc	312,605	4,931
QinetiQ Group plc	1,387,484	4,784
^ TalkTalk Telecom Group plc	1,219,751	4,753
Crest Nicholson Holdings plc	566,375	4,740
Indivior plc	1,498,167	4,738
Carillion plc	999,185	4,694
AVEVA Group plc	148,508	4,692
Polyus Gold International Ltd.	1,549,150	4,540
Saga plc	1,418,671	4,534
National Express Group plc	979,178	4,514
Kier Group plc	212,134	4,495
Paragon Group of Cos. plc	691,902	4,471
Fresnillo plc	393,598	4,420
Greencore Group plc	943,498	4,388
Galliford Try plc	189,331	4,357
Greggs plc	235,586	4,305
Dignity plc	114,181	4,272
Pace plc	738,408	4,242
Savills plc	297,745	4,197
Ultra Electronics Holdings plc	161,459	4,185
* Firstgroup plc	2,796,438	4,164
Mitie Group plc	840,666	4,160
UDG Healthcare plc	567,806	4,155
Jardine Lloyd Thompson Group plc	283,961	4,143
Workspace Group plc	269,284	3,969
Debenhams plc	2,846,572	3,918
Cineworld Group plc	452,756	3,849
Elementis plc	1,064,383	3,840

18

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Ladbrokes plc	2,359,851	3,836
Big Yellow Group plc	330,650	3,816
Drax Group plc	942,526	3,782
Alent plc	490,216	3,767
2 Spire Healthcare Group plc	652,005	3,765
Pets at Home Group plc	847,643	3,764
^ Ashmore Group plc	905,489	3,760
Go-Ahead Group plc	99,007	3,698
* Serco Group plc	2,551,114	3,681
* HomeServe plc	590,468	3,674
Grainger plc	954,024	3,656
Redrow plc	506,686	3,619
LondonMetric Property plc	1,356,417	3,531
Bodycote plc	443,975	3,520
HellermannTyton Group plc	480,012	3,504
Vesuvius plc	632,069	3,475
Senior plc	969,113	3,380
Marston's plc	1,329,752	3,311
Home Retail Group plc	1,906,542	3,292
Al Noor Hospitals Group plc	179,124	3,243
Laird plc	618,998	3,225
Electrocomponents plc	1,018,860	3,218
Synthomer plc	625,424	3,187
Virgin Money Holdings UK plc	533,278	3,183
Dairy Crest Group plc	319,918	3,172
Genus plc	140,626	3,149
Tritax Big Box REIT plc	1,573,479	3,121
Halfords Group plc	463,061	3,100
* Cairn Energy plc	1,338,264	3,086
Dunelm Group plc	211,305	3,081
International Personal Finance plc	540,545	3,080
Hansteen Holdings plc	1,592,253	3,041
Dechra Pharmaceuticals plc	203,696	3,041
Card Factory plc	538,018	2,987
* Mitchells & Butlers plc	544,297	2,970
Tullett Prebon plc	542,899	2,941
Interserve plc	334,201	2,859
* SVG Capital plc	390,953	2,858
Morgan Advanced Materials plc	661,610	2,847
Ted Baker plc	60,797	2,834
Bwin Party Digital Entertainment plc	1,633,096	2,815
ST Modwen Properties plc	409,427	2,772
SIG plc	1,303,449	2,676
Fidessa Group plc	88,553	2,671
F&C Commercial Property Trust Ltd.	1,206,485	2,650
Entertainment One Ltd.	776,870	2,630
Diploma plc	262,977	2,599
Brewin Dolphin Holdings plc	622,097	2,586
Countrywide plc	357,029	2,557
* Vectura Group plc	939,413	2,531
Renishaw plc	84,532	2,458
Centamin plc	2,508,512	2,457
J D Wetherspoon plc	196,788	2,348
* Ophir Energy plc	1,588,475	2,347
Bank of Georgia Holdings plc	75,849	2,336
esure Group plc	561,247	2,289
Telecom Plus plc	138,952	2,250
Keller Group plc	165,016	2,073
N Brown Group plc	355,434	2,053
2 Zoopla Property Group plc	543,727	2,033
Redefine International PLC	2,293,982	1,957
* Enterprise Inns plc	1,179,681	1,952
* Imagination Technologies Group plc	569,655	1,942
Northgate plc	307,945	1,922

19

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	UK Commercial Property Trust Ltd.	1,418,290	1,910
*	Allied Minds plc	262,523	1,902
	RPS Group plc	515,700	1,864
^	Vedanta Resources plc	244,769	1,862
	Foxtons Group plc	602,877	1,856
	Computacenter plc	158,032	1,842
	Poundland Group plc	418,016	1,770
	Hunting plc	319,094	1,768
	NMC Health plc	146,637	1,722
*	Aldermore Group plc	417,326	1,695
	Devro plc	386,859	1,693
*	SuperGroup plc	74,532	1,676
	De La Rue plc	233,937	1,665
	Spirent Communications plc	1,423,331	1,610
	KCOM Group plc	1,190,087	1,595
	Just Retirement Group plc	623,246	1,586
	Helical Bar plc	223,474	1,520
	Xchanging plc	574,638	1,488
	Chesnara plc	292,435	1,468
*	Evraz plc	1,111,850	1,450
	Xaar plc	178,389	1,405
*	Genel Energy plc	355,040	1,395
	Soco International plc	510,390	1,388
	Picton Property Income Ltd.	1,254,172	1,367
	Shanks Group plc	922,852	1,347
	Premier Farnell plc	854,453	1,315
	OneSavings Bank plc	220,158	1,295
	Petra Diamonds Ltd.	1,112,714	1,278
*	Premier Oil plc	1,189,227	1,248
*	Mothercare plc	340,744	1,242
	ITE Group plc	572,902	1,239
	Chemring Group plc	448,361	1,188
	Schroder REIT Ltd.	1,204,149	1,104
*	Lamprell plc	594,366	1,100
*	KAZ Minerals plc	601,647	1,071
	Development Securities plc	289,137	1,062
	Fenner plc	450,534	1,056
	Acacia Mining plc	352,368	1,049
*,^	AO World plc	410,682	1,003
	Cape plc	280,449	992
	Oxford Instruments plc	122,829	983
2	John Laing Group plc	323,801	952
	Daejan Holdings plc	9,547	934
*	Premier Foods plc	1,606,610	842
	888 Holdings plc	329,153	819
*	EnQuest plc	1,670,941	696
	Partnership Assurance Group plc	334,413	689
	Stobart Group Ltd.	366,954	626
*	Hochschild Mining plc	539,220	614
	Infinis Energy plc	215,975	605
	Speedy Hire plc	1,183,646	550
*,^	Lonmin plc	1,355,802	531
	Gem Diamonds Ltd.	253,138	386
	Ferrexpo plc	323,146	169
			6,867,189
Total Common Stocks (Cost $25,268,038)			21,350,230

20

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2015

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.8%)
3,4	Vanguard Market Liquidity Fund	0.207%		383,815,921	383,816

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
5,6,7	Federal Home Loan Bank Discount Notes	0.150%-0.175%	11/13/15	15,000	15,000
5,6	Federal Home Loan Bank Discount Notes	0.180%	11/17/15	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.208%	12/9/15	2,500	2,500
5,7	Federal Home Loan Bank Discount Notes	0.200%	2/19/16	5,000	4,998
8	Freddie Mac Discount Notes	0.160%	11/13/15	1,000	1,000
6,7,8	Freddie Mac Discount Notes	0.245%	1/5/16	15,000	14,997
					39,495
Total Temporary Cash Investments (Cost $423,305)					423,311
Total Investments (101.0%) (Cost $25,691,343)					21,773,541
Other Assets and Liabilities—Net (-1.0%)[4]					(218,918)
Net Assets (100%)					21,554,623

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $226,446,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $88,399,000, representing 0.4% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $267,382,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $19,898,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $9,004,000 have been segregated as collateral for open forward currency contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

21

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Australia (15.9%)
Commonwealth Bank of Australia	1,622,556	88,832
Westpac Banking Corp.- Primary Ticker	3,042,151	68,014
National Australia Bank Ltd.	2,500,181	53,271
Australia & New Zealand Banking Group Ltd.	2,749,028	52,891
BHP Billiton Ltd.	3,068,977	50,414
Wesfarmers Ltd.	1,070,021	29,905
CSL Ltd.	447,187	29,700
Woolworths Ltd.	1,211,191	20,834
Macquarie Group Ltd.	290,206	17,545
Telstra Corp. Ltd.	4,121,545	15,878
Rio Tinto Ltd.	405,491	14,507
Scentre Group	4,891,292	14,446
Woodside Petroleum Ltd.	685,371	14,407
Transurban Group	1,831,329	13,639
Westfield Corp.	1,847,829	13,512
QBE Insurance Group Ltd.	1,308,266	12,167
AMP Ltd.	2,804,048	11,464
Suncorp Group Ltd.	1,229,453	11,403
Brambles Ltd.	1,486,588	11,009
Amcor Ltd.	1,128,855	10,922
Insurance Australia Group Ltd.	2,326,280	9,238
AGL Energy Ltd.	644,062	7,687
Goodman Group	1,674,023	7,249
Aurizon Holdings Ltd.	1,964,481	7,246
Vicinity Centers	3,462,524	7,188
APA Group	1,065,376	6,993
Origin Energy Ltd.	1,664,759	6,535
Stockland	2,255,154	6,515
Oil Search Ltd.	1,121,489	6,259
* Newcrest Mining Ltd.	697,979	6,063
Caltex Australia Ltd.	258,537	5,770
GPT Group	1,687,975	5,713
James Hardie Industries plc	426,895	5,573
Asciano Ltd.	934,187	5,449
Ramsay Health Care Ltd.	123,913	5,440
ASX Ltd.	183,963	5,410
Sonic Healthcare Ltd.	385,357	5,300
* South32 Ltd.	5,101,311	5,272
Dexus Property Group	926,725	5,117
Sydney Airport	1,030,904	4,743
Lend Lease Group	496,280	4,603
Mirvac Group	3,549,540	4,571
Incitec Pivot Ltd.	1,606,628	4,527
Medibank Pvt Ltd.	2,640,109	4,444
^ Orica Ltd.	355,898	4,185
Santos Ltd.	962,452	4,012
Aristocrat Leisure Ltd.	601,895	4,002
Tatts Group Ltd.	1,402,163	3,961
DUET Group	2,204,400	3,711
Computershare Ltd.	473,672	3,653
Treasury Wine Estates Ltd.	708,463	3,579
Cochlear Ltd.	54,658	3,468
Coca-Cola Amatil Ltd.	520,569	3,383
Bendigo & Adelaide Bank Ltd.	435,083	3,322
Bank of Queensland Ltd.	356,091	3,321
Challenger Ltd.	541,254	3,178
Crown Resorts Ltd.	363,534	2,972
SEEK Ltd.	326,812	2,966
Echo Entertainment Group Ltd.	790,072	2,880
* Westpac Banking Corp.	131,848	2,863
Boral Ltd.	733,226	2,819

22

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Qantas Airways Ltd.	969,808	2,733
Tabcorp Holdings Ltd.	787,777	2,653
Healthscope Ltd.	1,365,195	2,629
TPG Telecom Ltd.	304,268	2,401
^ Fortescue Metals Group Ltd.	1,545,997	2,270
Ansell Ltd.	145,275	2,066
Investa Office Fund	693,980	2,000
Domino's Pizza Enterprises Ltd.	58,484	1,950
Orora Ltd.	1,146,123	1,914
CIMIC Group Ltd.	95,882	1,896
^ IOOF Holdings Ltd.	285,126	1,884
Iluka Resources Ltd.	403,214	1,847
Alumina Ltd.	2,347,179	1,817
AusNet Services	1,674,503	1,726
REA Group Ltd.	50,065	1,690
BlueScope Steel Ltd.	536,990	1,689
Magellan Financial Group Ltd.	101,103	1,625
Recall Holdings Ltd.	295,287	1,613
^ InvoCare Ltd.	199,212	1,579
DuluxGroup Ltd.	369,335	1,555
Spotless Group Holdings Ltd.	1,022,686	1,554
Fairfax Media Ltd.	2,300,817	1,551
BT Investment Management Ltd.	188,872	1,523
Veda Group Ltd.	793,992	1,484
^ Flight Centre Travel Group Ltd.	54,069	1,464
Harvey Norman Holdings Ltd.	511,609	1,453
ALS Ltd.	386,986	1,422
carsales.com Ltd.	200,835	1,404
Perpetual Ltd.	41,594	1,333
Adelaide Brighton Ltd.	431,709	1,291
Sirtex Medical Ltd.	44,485	1,208
Primary Health Care Ltd.	456,211	1,207
^ JB Hi-Fi Ltd.	94,205	1,207
Platinum Asset Management Ltd.	225,867	1,182
M2 Group Ltd.	167,088	1,180
Charter Hall Retail REIT	385,943	1,167
Macquarie Atlas Roads Group	398,651	1,150
GrainCorp Ltd. Class A	175,161	1,131
Qube Holdings Ltd.	673,049	1,091
Northern Star Resources Ltd.	553,022	1,082
nib holdings Ltd.	419,877	1,081
BWP Trust	464,081	1,066
Charter Hall Group	328,592	1,053
Downer EDI Ltd.	414,070	1,049
Shopping Centres Australasia Property Group	690,470	1,015
Nufarm Ltd.	168,773	1,008
Cromwell Property Group	1,396,460	1,001
WorleyParsons Ltd.	208,148	968
CSR Ltd.	480,112	940
OZ Minerals Ltd.	301,531	938
Super Retail Group Ltd.	134,936	930
^ Vocus Communications Ltd.	188,158	874
^ Navitas Ltd.	289,198	867
Evolution Mining Ltd.	847,838	841
Ardent Leisure Group	420,496	837
IRESS Ltd.	121,112	811
Aveo Group	367,757	808
FlexiGroup Ltd.	368,710	797
^ Sims Metal Management Ltd.	112,996	793
^ Metcash Ltd.	928,423	788
Independence Group NL	378,211	748
^ G8 Education Ltd.	349,679	744
Premier Investments Ltd.	75,216	735
Abacus Property Group	300,051	700

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Nine Entertainment Co. Holdings Ltd.	616,880	682
	Automotive Holdings Group Ltd.	221,747	672
	ARB Corp. Ltd.	62,564	660
	Sandfire Resources NL	144,513	654
	Estia Health Ltd.	120,498	635
	SAI Global Ltd.	202,815	635
^	Slater & Gordon Ltd.	316,901	619
	Sigma Pharmaceuticals Ltd.	1,030,084	617
	Pact Group Holdings Ltd.	165,275	599
*	Burson Group Ltd.	234,160	594
*	Australian Agricultural Co. Ltd.	546,714	589
	Genworth Mortgage Insurance Australia Ltd.	303,444	585
	Breville Group Ltd.	124,139	582
	Brickworks Ltd.	55,099	568
	Regis Healthcare Ltd.	128,768	537
*	Mayne Pharma Group Ltd.	731,748	535
	Programmed Maintenance Services Ltd.	257,640	530
	Myer Holdings Ltd.	775,557	527
	Japara Healthcare Ltd.	235,123	520
^	Regis Resources Ltd.	344,123	507
	Beach Energy Ltd.	1,113,269	506
^	Bega Cheese Ltd.	119,623	495
	Australian Pharmaceutical Industries Ltd.	350,300	495
	Select Harvests Ltd.	67,543	490
	Transpacific Industries Group Ltd.	1,007,420	489
	Mantra Group Ltd.	165,623	488
	McMillan Shakespeare Ltd.	53,876	483
	Asaleo Care Ltd.	379,273	473
	Steadfast Group Ltd.	440,222	471
	GWA Group Ltd.	262,509	464
	Cover-More Group Ltd.	283,580	461
	Seven West Media Ltd.	938,528	452
	GUD Holdings Ltd.	77,876	447
	Village Roadshow Ltd.	83,042	446
	Sims Metal Management Ltd. ADR	63,294	443
*,^	Syrah Resources Ltd.	199,678	443
*	Pacific Brands Ltd.	864,215	441
*,^	Liquefied Natural Gas Ltd.	418,482	438
*,^	Whitehaven Coal Ltd.	607,507	437
*,^	Mesoblast Ltd.	180,126	435
	iSentia Group Ltd.	146,677	432
^	OzForex Group Ltd.	209,021	421
	Tassal Group Ltd.	138,500	416
^	Monadelphous Group Ltd.	82,976	410
	Mineral Resources Ltd.	133,220	407
^	Retail Food Group Ltd.	122,042	400
	Technology One Ltd.	138,210	380
	Growthpoint Properties Australia Ltd.	161,197	354
*	Transfield Services Ltd.	488,088	346
^	Greencross Ltd.	78,205	345
	New Hope Corp. Ltd.	248,867	339
	Southern Cross Media Group Ltd.	474,900	332
^	TFS Corp. Ltd.	263,662	329
	Altium Ltd.	102,796	326
	Western Areas Ltd.	192,499	325
*	Virgin Australia Holdings Ltd.	946,488	324
	National Storage REIT	286,376	322
^	Seven Group Holdings Ltd.	89,722	321
^	Cardno Ltd.	147,329	318
	Folkestone Education Trust	200,583	318
	Ainsworth Game Technology Ltd.	137,090	311
*	APN News & Media Ltd.	833,090	303
*	Saracen Mineral Holdings Ltd.	704,125	289
*	Newcrest Mining Ltd. ADR	32,727	287

24

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	NEXTDC Ltd.	155,222	286
*	Billabong International Ltd.	528,233	276
	GDI Property Group	421,136	270
*,^	Highfield Resources Ltd.	244,305	268
^	UGL Ltd.	157,819	255
	Virtus Health Ltd.	56,444	252
*	iProperty Group Ltd.	99,219	248
*	Karoon Gas Australia Ltd.	196,111	245
	UXC Ltd.	285,650	244
	Webjet Ltd.	67,977	243
	Tox Free Solutions Ltd.	117,020	240
*,^	Paladin Energy Ltd.	1,369,635	240
	Cabcharge Australia Ltd.	114,012	228
	Ingenia Communities Group	692,871	225
	Reject Shop Ltd.	27,271	224
	Credit Corp. Group Ltd.	35,221	220
	Thorn Group Ltd.	143,264	217
*	AWE Ltd.	465,794	208
	Hotel Property Investments	112,164	206
*	Ten Network Holdings Ltd.	1,756,972	206
	SMS Management & Technology Ltd.	56,015	196
*,^	Arrium Ltd.	2,773,644	195
	Astro Japan Property Group	48,525	182
	RCR Tomlinson Ltd.	105,718	173
*	Drillsearch Energy Ltd.	282,066	156
*,^	Senex Energy Ltd.	1,091,195	142
	ERM Power Ltd.	121,428	142
	Cedar Woods Properties Ltd.	44,952	134
*,^	Perseus Mining Ltd.	501,179	132
	Capitol Health Ltd.	465,009	128
	STW Communications Group Ltd.	235,538	125
	Cash Converters International Ltd.	319,273	117
*	Resolute Mining Ltd.	421,382	112
*,^	Starpharma Holdings Ltd.	204,211	100
*	Bradken Ltd.	140,925	97
*,^	Mount Gibson Iron Ltd.	623,360	95
*	Infigen Energy	321,126	86
	MACA Ltd.	139,094	85
	MMA Offshore Ltd.	279,707	84
*	Lynas Corp. Ltd.	2,014,419	83
	Decmil Group Ltd.	119,124	80
^	Dick Smith Holdings Ltd.	147,770	73
*	Horizon Oil Ltd.	851,641	73
	Watpac Ltd.	101,769	69
*	Sundance Energy Australia Ltd.	320,851	68
*	Kingsgate Consolidated Ltd.	130,071	61
	Beadell Resources Ltd.	521,772	59
	Hills Ltd.	156,721	48
*	Troy Resources Ltd.	177,050	40
	Acrux Ltd.	77,116	40
*	Ten Network Holdings Ltd.	332,400	39
*	Medusa Mining Ltd.	95,316	38
*	Buru Energy Ltd.	163,146	35
	Panoramic Resources Ltd.	123,398	26
	Ausdrill Ltd.	101,390	25
*,^	Atlas Iron Ltd.	1,061,833	21
*	Tap Oil Ltd.	111,154	19
	Mincor Resources NL	49,790	9
*	BGP Holdings PLC	15,642,708	—
			880,640
Hong Kong (8.9%)
	AIA Group Ltd.	11,507,245	67,194
	CK Hutchison Holdings Ltd.	2,692,591	36,783
	Hong Kong Exchanges and Clearing Ltd.	1,145,597	29,908

25

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Sun Hung Kai Properties Ltd.	1,593,118	21,260
	Cheung Kong Property Holdings Ltd.	2,692,591	18,806
	Hong Kong & China Gas Co. Ltd.	6,668,666	13,514
	Hang Seng Bank Ltd.	730,441	13,374
	Link REIT	2,183,143	12,969
	CLP Holdings Ltd.	1,472,541	12,807
	Jardine Matheson Holdings Ltd.	233,520	12,666
	Power Assets Holdings Ltd.	1,269,316	12,622
	BOC Hong Kong Holdings Ltd.	3,440,546	10,978
	Hongkong Land Holdings Ltd.	1,121,600	8,397
	Sands China Ltd.	2,311,947	8,299
	Wharf Holdings Ltd.	1,304,297	7,743
	Galaxy Entertainment Group Ltd.	2,037,950	6,935
	Jardine Strategic Holdings Ltd.	213,800	6,445
	Swire Pacific Ltd. Class A	556,125	6,424
	Henderson Land Development Co. Ltd.	977,206	6,220
	MTR Corp. Ltd.	1,341,217	6,068
	New World Development Co. Ltd.	5,163,870	5,505
	Cheung Kong Infrastructure Holdings Ltd.	576,215	5,351
^	Want Want China Holdings Ltd.	6,332,000	5,257
	Hang Lung Properties Ltd.	2,143,317	5,236
	China Mengniu Dairy Co. Ltd.	2,606,000	5,040
	Sino Land Co. Ltd.	2,910,300	4,484
	Li & Fung Ltd.	5,519,259	4,456
	Techtronic Industries Co. Ltd.	1,195,000	4,361
	AAC Technologies Holdings Inc.	668,500	4,232
	Bank of East Asia Ltd.	1,098,876	4,096
*,^	Goldin Financial Holdings Ltd.	2,016,000	3,759
	Wheelock & Co. Ltd.	776,486	3,609
	Samsonite International SA	1,223,973	3,603
	Swire Properties Ltd.	1,117,965	3,349
	Tingyi Cayman Islands Holding Corp.	1,820,600	3,111
	Yue Yuen Industrial Holdings Ltd.	795,019	2,898
	Hysan Development Co. Ltd.	599,603	2,654
*	Semiconductor Manufacturing International Corp.	23,621,000	2,212
	PCCW Ltd.	3,874,143	2,092
^	Esprit Holdings Ltd.	1,830,500	2,051
^	Prada SPA	497,900	2,019
	NWS Holdings Ltd.	1,340,411	2,013
	Cathay Pacific Airways Ltd.	982,548	1,949
	Hopewell Holdings Ltd.	520,624	1,878
	Kerry Properties Ltd.	624,858	1,848
	VTech Holdings Ltd.	151,700	1,839
^	Sun Art Retail Group Ltd.	2,104,000	1,721
*,2	WH Group Ltd.	3,050,865	1,683
	New World China Land Ltd.	2,542,000	1,680
	ASM Pacific Technology Ltd.	231,228	1,637
	First Pacific Co. Ltd.	2,290,823	1,564
	SJM Holdings Ltd.	1,803,359	1,495
^	Wynn Macau Ltd.	991,640	1,359
	Fortune REIT	1,251,000	1,301
	Johnson Electric Holdings Ltd.	350,125	1,284
^	Melco International Development Ltd.	788,000	1,216
	Champion REIT	2,330,000	1,208
*	Global Brands Group Holding Ltd.	5,697,259	1,175
*,^	Brightoil Petroleum Holdings Ltd.	3,301,000	1,170
	China Travel International Investment Hong Kong Ltd.	2,562,000	1,155
	Haitong International Securities Group Ltd.	2,028,347	1,118
	Cafe de Coral Holdings Ltd.	326,000	1,102
^	Imperial Pacific International Holdings Ltd.	43,711,820	1,100
	FIH Mobile Ltd.	2,251,000	1,070
	MGM China Holdings Ltd.	726,400	1,058
	Uni-President China Holdings Ltd.	1,285,400	1,052
	Minth Group Ltd.	506,000	1,045

26

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*,^	Goldin Properties Holdings Ltd.	1,218,453	1,043
	Xinyi Glass Holdings Ltd.	1,950,000	1,010
	Television Broadcasts Ltd.	273,700	995
	Shangri-La Asia Ltd.	1,028,096	941
^	Chow Tai Fook Jewellery Group Ltd.	1,090,200	930
	Value Partners Group Ltd.	879,000	928
^	Xinyi Solar Holdings Ltd.	2,316,000	917
	Orient Overseas International Ltd.	190,824	910
	NagaCorp Ltd.	1,288,000	909
	Stella International Holdings Ltd.	364,500	900
	Shui On Land Ltd.	3,276,666	898
	L'Occitane International SA	437,000	877
	Dah Sing Financial Holdings Ltd.	150,952	843
	Great Eagle Holdings Ltd.	253,000	832
	Luk Fook Holdings International Ltd.	322,000	830
	Man Wah Holdings Ltd.	725,200	824
*	HKBN Ltd.	683,000	820
*,2	China Jicheng Holdings Ltd.	3,262,336	816
^	Guotai Junan International Holdings Ltd.	2,219,213	813
	Kerry Logistics Network Ltd.	535,179	796
^	Town Health International Medical Group Ltd.	3,782,000	781
	Huabao International Holdings Ltd.	1,843,000	770
	Nexteer Automotive Group Ltd.	669,000	710
	Shun Tak Holdings Ltd.	1,780,000	709
*,^	FDG Electric Vehicles Ltd.	9,545,000	661
	Dah Sing Banking Group Ltd.	349,656	661
	Pacific Textiles Holdings Ltd.	464,000	661
*,^	KuangChi Science Ltd.	1,607,000	659
^	United Co. RUSAL plc	1,709,000	655
	Lifestyle International Holdings Ltd.	451,500	653
*,^	China LNG Group Ltd.	15,640,000	652
	Texwinca Holdings Ltd.	650,000	631
	SmarTone Telecommunications Holdings Ltd.	343,500	607
	Giordano International Ltd.	1,102,000	592
*	China Oceanwide Holdings Ltd.	4,242,000	589
	SITC International Holdings Co. Ltd.	1,083,000	555
*	Good Resources Holdings Ltd.	2,258,940	547
	Yuexiu REIT	1,025,000	541
	CITIC Telecom International Holdings Ltd.	1,283,000	530
	Freeman Financial Corp. Ltd.	8,900,000	518
	Sunlight REIT	1,005,000	508
^	Shougang Fushan Resources Group Ltd.	3,732,000	505
	Beijing Enterprises Medical & Health Group Ltd.	4,710,000	500
	Pacific Basin Shipping Ltd.	1,643,000	487
	Towngas China Co. Ltd.	708,929	482
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,304,000	482
	G-Resources Group Ltd.	21,267,000	476
*	China Harmony New Energy Auto Holding Ltd.	695,000	461
	K Wah International Holdings Ltd.	1,041,500	449
	Yingde Gases Group Co. Ltd.	999,000	446
	Hopewell Highway Infrastructure Ltd.	966,656	445
*,^	China Financial International Investments Ltd.	4,200,000	431
	Ju Teng International Holdings Ltd.	762,000	416
	Chow Sang Sang Holdings International Ltd.	214,000	416
	Kowloon Development Co. Ltd.	359,000	405
*	TOM Group Ltd.	1,484,000	403
*	Summit Ascent Holdings Ltd.	778,000	387
	Prosperity REIT	1,055,000	386
	Sun Hung Kai & Co. Ltd.	558,000	375
*	Goodbaby International Holdings Ltd.	807,000	372
^	China LotSynergy Holdings Ltd.	6,680,000	362
*	Kong Sun Holdings Ltd.	3,625,000	362
*	United Photovoltaics Group Ltd.	3,432,000	352
	APT Satellite Holdings Ltd.	355,500	348

27

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*,^	Hang Fat Ginseng Holdings Co. Ltd.	4,730,000	346
^	NewOcean Energy Holdings Ltd.	836,000	340
^	SA Sa International Holdings Ltd.	1,035,860	332
	Chong Hing Bank Ltd.	155,000	329
*	Mei Ah Entertainment Group Ltd.	3,040,000	324
*	MMG Ltd.	1,460,000	321
^	TCL Communication Technology Holdings Ltd.	430,000	319
*	Suncorp Technologies Ltd.	11,530,000	317
*	Sino Oil And Gas Holdings Ltd.	12,815,000	316
	Dynam Japan Holdings Co. Ltd.	253,200	311
	GCL New Energy Holdings Ltd.	4,228,000	309
^	Truly International Holdings Ltd.	1,294,000	308
	Lee's Pharmaceutical Holdings Ltd.	238,000	307
^	China Smarter Energy Group Holdings Ltd.	3,506,000	297
*,^	China Huarong Energy Co. Ltd.	7,189,000	294
	Mason Financial Holdings Ltd.	7,760,000	289
*	SinoCom Software Group Ltd.	8,060,000	289
*	Canvest Environmental Protection Group Co. Ltd.	667,000	287
*,^	HC International Inc.	494,000	286
	HKR International Ltd.	643,200	286
*	China Ocean Shipbuilding Industry Group Ltd.	8,825,000	278
*	CST Mining Group Ltd.	24,144,000	266
	Far East Consortium International Ltd.	728,000	265
	China Aerospace International Holdings Ltd.	1,792,000	259
*	Technovator International Ltd.	412,000	256
*	Gemdale Properties & Investment Corp. Ltd.	4,906,000	252
	EVA Precision Industrial Holdings Ltd.	1,048,000	248
	Springland International Holdings Ltd.	990,242	248
*	United Laboratories International Holdings Ltd.	464,000	246
*	Newtree Group Holdings Ltd.	676,000	244
*	Emperor Capital Group Ltd.	2,904,000	241
*,^	Macau Legend Development Ltd.	1,673,000	238
*	Sincere Watch Hong Kong Ltd.	2,250,000	236
*,^	Winshine Entertainment & Media Holding Co. Ltd.	1,788,000	234
*,2	CGN Meiya Power Holdings Co. Ltd.	968,000	233
	Parkson Retail Group Ltd.	1,420,000	210
*	L'sea Resources International Holdings Ltd.	3,420,000	206
*	Midland Holdings Ltd.	472,000	204
*	Peace Map Holding Ltd.	5,520,000	201
*	Haier Healthwise Holdings Ltd.	2,930,000	195
	Spring REIT	487,000	195
	TCC International Holdings Ltd.	978,000	192
	China Silver Group Ltd.	712,000	186
*	Auto Italia Holdings	3,550,000	179
	Liu Chong Hing Investment Ltd.	152,000	179
*	Xinchen China Power Holdings Ltd.	748,000	176
	Regal Hotels International Holdings Ltd.	338,000	174
*	Microport Scientific Corp.	406,000	169
	Shenwan Hongyuan HK Ltd.	380,000	166
	Varitronix International Ltd.	242,000	165
	Road King Infrastructure Ltd.	189,000	164
*	Sunshine Oilsands Ltd.	1,682,500	161
	AMVIG Holdings Ltd.	352,000	161
	Polytec Asset Holdings Ltd.	1,270,000	158
*	Yanchang Petroleum International Ltd.	4,510,000	143
*	New Focus Auto Tech Holdings Ltd.	1,460,000	143
	Trinity Ltd.	926,000	136
*	Lai Sun Development Co. Ltd.	7,290,000	133
*	Louis XIII Holdings Ltd.	528,500	132
	Singamas Container Holdings Ltd.	1,048,000	125
*,^	Honghua Group Ltd.	1,535,000	124
*,^	Anton Oilfield Services Group	912,000	120
*	SOCAM Development Ltd.	186,000	110
*	China Household Holdings Ltd.	3,145,000	103

28

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Yip's Chemical Holdings Ltd.	240,000	98
	Inspur International Ltd.	498,000	96
*	PetroAsian Energy Holdings Ltd.	4,044,000	89
	IT Ltd.	282,000	86
	New World Department Store China Ltd.	482,000	82
*	Hong Kong Television Network Ltd.	385,000	82
	TPV Technology Ltd.	530,000	77
	GT Group Holdings Ltd.	488,000	62
*	Silver Base Group Holdings Ltd.	358,000	54
	Emperor Watch & Jewellery Ltd.	1,740,000	46
	Henderson Investment Ltd.	524,000	44
	Oriental Press Group	334,000	37
*,^	SPT Energy Group Inc.	366,000	36
*	Hanison Construction Holdings Ltd.	156,476	29
*	Neo-Neon Holdings Ltd.	198,000	28
*	Portico International Holdings Ltd.	38,500	15
*	Heng Tai Consumables Group Ltd.	660,000	7
			491,906
Japan (59.5%)
	Toyota Motor Corp.	2,531,071	154,979
	Mitsubishi UFJ Financial Group Inc.	13,287,824	85,923
	Honda Motor Co. Ltd.	1,713,427	56,886
	Sumitomo Mitsui Financial Group Inc.	1,241,034	49,340
	SoftBank Group Corp.	885,770	49,302
	Mizuho Financial Group Inc.	23,662,041	48,385
	KDDI Corp.	1,796,200	43,389
	Takeda Pharmaceutical Co. Ltd.	740,391	35,991
	East Japan Railway Co.	362,685	34,428
	Japan Tobacco Inc.	992,159	34,276
	Sony Corp.	1,200,644	34,051
	Seven & i Holdings Co. Ltd.	745,354	33,681
	FANUC Corp.	186,976	32,904
	Central Japan Railway Co.	173,200	31,449
	Astellas Pharma Inc.	2,079,370	30,061
	Canon Inc.	1,001,717	29,922
	Mitsubishi Estate Co. Ltd.	1,207,982	25,826
	Tokio Marine Holdings Inc.	671,290	25,715
	Murata Manufacturing Co. Ltd.	180,034	25,530
	NTT DOCOMO Inc.	1,300,100	25,520
	Hitachi Ltd.	4,435,258	25,478
	Mitsui Fudosan Co. Ltd.	906,580	24,575
	Kao Corp.	479,077	24,470
	Mitsubishi Corp.	1,318,534	23,886
	Panasonic Corp.	2,035,090	23,881
	Shin-Etsu Chemical Co. Ltd.	393,655	23,307
	Nissan Motor Co. Ltd.	2,242,852	23,269
	Fuji Heavy Industries Ltd.	599,512	23,148
	Keyence Corp.	43,777	22,721
	Bridgestone Corp.	614,550	22,532
	Denso Corp.	480,886	22,263
	Mitsui & Co. Ltd.	1,629,100	20,579
	Nomura Holdings Inc.	3,266,794	20,467
	Mitsubishi Electric Corp.	1,887,954	19,579
	Dai-ichi Life Insurance Co. Ltd.	1,080,400	18,680
	ORIX Corp.	1,254,010	18,334
	Nippon Telegraph & Telephone Corp.	491,475	18,049
	Fast Retailing Co. Ltd.	48,820	17,765
	Nidec Corp.	231,428	17,389
	ITOCHU Corp.	1,376,797	17,150
	Kubota Corp.	1,074,028	16,557
	Nintendo Co. Ltd.	103,298	16,490
	Daikin Industries Ltd.	255,212	16,340
	Hoya Corp.	396,102	16,280
	Daiwa House Industry Co. Ltd.	618,705	16,154

29

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
FUJIFILM Holdings Corp.	400,795	15,931
Eisai Co. Ltd.	254,868	15,856
Nippon Steel & Sumitomo Metal Corp.	776,930	15,714
Mitsubishi Heavy Industries Ltd.	3,066,743	15,435
Komatsu Ltd.	901,509	14,883
MS&AD Insurance Group Holdings Inc.	492,901	14,465
SMC Corp.	56,000	14,355
Sumitomo Mitsui Trust Holdings Inc.	3,623,819	13,867
Sumitomo Realty & Development Co. Ltd.	412,539	13,525
Kyocera Corp.	297,950	13,431
Suzuki Motor Corp.	387,768	12,658
Toray Industries Inc.	1,452,857	12,648
Daiichi Sankyo Co. Ltd.	646,991	12,611
Secom Co. Ltd.	185,603	12,345
West Japan Railway Co.	175,737	12,295
Dentsu Inc.	212,902	11,926
Ono Pharmaceutical Co. Ltd.	87,133	11,873
Shimano Inc.	75,498	11,865
Otsuka Holdings Co. Ltd.	357,279	11,819
Sumitomo Corp.	1,077,238	11,804
Resona Holdings Inc.	2,222,343	11,718
Shionogi & Co. Ltd.	283,751	11,599
Kirin Holdings Co. Ltd.	803,116	11,333
Oriental Land Co. Ltd.	185,177	11,208
Ajinomoto Co. Inc.	504,706	11,203
Sompo Japan Nipponkoa Holdings Inc.	359,126	11,195
Asahi Group Holdings Ltd.	363,221	11,178
Daiwa Securities Group Inc.	1,635,984	11,157
Rakuten Inc.	802,600	11,107
Tokyo Gas Co. Ltd.	2,213,959	10,932
Mazda Motor Corp.	543,091	10,665
Chubu Electric Power Co. Inc.	677,972	10,395
Olympus Corp.	307,894	10,344
* Toshiba Corp.	3,658,424	10,290
Recruit Holdings Co. Ltd.	320,535	10,281
MEIJI Holdings Co. Ltd.	131,130	10,277
* Tokyo Electric Power Co. Inc.	1,489,784	10,131
Sumitomo Electric Industries Ltd.	733,321	9,976
Aeon Co. Ltd.	664,195	9,814
Nitto Denko Corp.	150,366	9,591
Tokyo Electron Ltd.	156,813	9,364
Sekisui House Ltd.	563,535	9,349
Terumo Corp.	312,800	9,236
Marubeni Corp.	1,593,756	9,179
JX Holdings Inc.	2,314,623	9,044
* Kansai Electric Power Co. Inc.	702,314	8,948
Shiseido Co. Ltd.	375,853	8,865
Tokyu Corp.	1,086,409	8,781
Inpex Corp.	882,300	8,410
Japan Exchange Group Inc.	521,300	8,360
Sumitomo Chemical Co. Ltd.	1,457,276	8,318
Toyota Industries Corp.	156,220	8,177
Fujitsu Ltd.	1,708,981	8,041
Hankyu Hanshin Holdings Inc.	1,229,000	8,007
T&D Holdings Inc.	601,161	7,855
Sysmex Corp.	137,184	7,840
Mitsubishi Chemical Holdings Corp.	1,261,479	7,838
Asahi Kasei Corp.	1,276,836	7,810
JFE Holdings Inc.	492,607	7,703
NEC Corp.	2,498,284	7,702
Daito Trust Construction Co. Ltd.	70,958	7,676
Osaka Gas Co. Ltd.	1,891,548	7,431
TDK Corp.	114,887	7,288
Aisin Seiki Co. Ltd.	181,829	7,196

30

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Ricoh Co. Ltd.	653,182	7,023
Unicharm Corp.	329,123	7,014
Yamato Holdings Co. Ltd.	350,861	6,880
Bank of Yokohama Ltd.	1,102,462	6,850
Taisei Corp.	1,044,863	6,783
Chugai Pharmaceutical Co. Ltd.	209,657	6,723
Kintetsu Group Holdings Co. Ltd.	1,725,927	6,660
Isuzu Motors Ltd.	551,598	6,410
Tohoku Electric Power Co. Inc.	456,542	6,387
Makita Corp.	116,627	6,360
Omron Corp.	191,610	6,320
Dai Nippon Printing Co. Ltd.	590,513	6,086
Yamaha Motor Co. Ltd.	268,747	6,022
NTT Data Corp.	121,000	5,997
Odakyu Electric Railway Co. Ltd.	600,362	5,851
Sumitomo Metal Mining Co. Ltd.	458,149	5,704
Obayashi Corp.	650,575	5,698
Electric Power Development Co. Ltd.	171,579	5,636
Isetan Mitsukoshi Holdings Ltd.	347,880	5,559
Kawasaki Heavy Industries Ltd.	1,384,357	5,525
NGK Insulators Ltd.	256,541	5,518
Nitori Holdings Co. Ltd.	70,782	5,508
* Kyushu Electric Power Co. Inc.	444,444	5,360
LIXIL Group Corp.	249,418	5,326
Shizuoka Bank Ltd.	531,859	5,303
Yahoo Japan Corp.	1,252,300	5,296
Mitsubishi Motors Corp.	593,421	5,252
Kikkoman Corp.	167,922	5,236
Alps Electric Co. Ltd.	170,000	5,235
Asahi Glass Co. Ltd.	917,115	5,226
NSK Ltd.	442,236	5,210
Santen Pharmaceutical Co. Ltd.	382,200	5,169
^ Yakult Honsha Co. Ltd.	97,915	5,159
Toyota Tsusho Corp.	215,448	4,911
Suntory Beverage & Food Ltd.	120,200	4,855
Shimizu Corp.	545,293	4,762
Chiba Bank Ltd.	653,129	4,746
Tobu Railway Co. Ltd.	966,206	4,661
Lawson Inc.	63,095	4,655
^ Asics Corp.	168,932	4,652
Kajima Corp.	805,362	4,609
Toppan Printing Co. Ltd.	514,872	4,602
Bandai Namco Holdings Inc.	187,454	4,592
Keio Corp.	565,808	4,591
TOTO Ltd.	135,839	4,580
NGK Spark Plug Co. Ltd.	187,181	4,556
Koito Manufacturing Co. Ltd.	119,055	4,495
Chugoku Electric Power Co. Inc.	296,813	4,475
^ Nikon Corp.	337,530	4,352
Oji Holdings Corp.	840,521	4,343
Konica Minolta Inc.	420,853	4,322
Fukuoka Financial Group Inc.	823,041	4,314
Ryohin Keikaku Co. Ltd.	21,300	4,269
Sekisui Chemical Co. Ltd.	357,445	4,201
Rohm Co. Ltd.	85,033	4,179
Mitsubishi Materials Corp.	1,197,508	4,155
^ Casio Computer Co. Ltd.	220,172	4,133
Yamaha Corp.	165,539	4,094
Don Quijote Holdings Co. Ltd.	110,900	4,066
IHI Corp.	1,435,720	4,046
Seiko Epson Corp.	265,700	4,046
Aozora Bank Ltd.	1,106,676	4,030
Nippon Yusen KK	1,547,083	4,029
Kyowa Hakko Kirin Co. Ltd.	245,386	4,028

31

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Keikyu Corp.	484,531	3,972
Shimadzu Corp.	254,596	3,947
Nomura Research Institute Ltd.	96,332	3,926
NH Foods Ltd.	185,466	3,874
Nippon Express Co. Ltd.	752,925	3,861
J Front Retailing Co. Ltd.	235,990	3,861
Nisshin Seifun Group Inc.	251,524	3,827
Daicel Corp.	290,473	3,822
Hirose Electric Co. Ltd.	31,618	3,815
Trend Micro Inc.	97,658	3,793
Taiheiyo Cement Corp.	1,149,000	3,776
Kuraray Co. Ltd.	305,013	3,749
Seibu Holdings Inc.	185,144	3,742
USS Co. Ltd.	210,460	3,709
JTEKT Corp.	216,166	3,706
Mitsubishi Tanabe Pharma Corp.	215,036	3,628
Nippon Paint Holdings Co. Ltd.	170,600	3,588
Kobe Steel Ltd.	2,852,957	3,585
Nagoya Railroad Co. Ltd.	865,000	3,571
Bank of Kyoto Ltd.	350,363	3,521
Keihan Electric Railway Co. Ltd.	493,000	3,487
Minebea Co. Ltd.	312,000	3,419
Alfresa Holdings Corp.	177,432	3,397
Obic Co. Ltd.	64,400	3,395
Joyo Bank Ltd.	652,338	3,374
Nissan Chemical Industries Ltd.	136,000	3,362
Suruga Bank Ltd.	170,096	3,339
ANA Holdings Inc.	1,117,143	3,326
MISUMI Group Inc.	255,200	3,317
M3 Inc.	172,100	3,310
Mitsui Chemicals Inc.	871,190	3,283
Hamamatsu Photonics KK	128,144	3,276
Keisei Electric Railway Co. Ltd.	266,404	3,271
Teijin Ltd.	929,175	3,269
Nissin Foods Holdings Co. Ltd.	70,647	3,259
JGC Corp.	205,221	3,241
Tokyu Fudosan Holdings Corp.	456,755	3,200
Toyo Suisan Kaisha Ltd.	86,896	3,200
Tosoh Corp.	629,000	3,181
Hulic Co. Ltd.	341,600	3,180
Japan Airlines Co. Ltd.	83,692	3,147
Credit Saison Co. Ltd.	153,375	3,139
* Kyushu Financial Group Inc.	407,500	3,134
Sohgo Security Services Co. Ltd.	64,600	3,123
Amada Holdings Co. Ltd.	351,193	3,113
Hiroshima Bank Ltd.	560,000	3,098
Shinsei Bank Ltd.	1,475,373	3,080
Suzuken Co. Ltd.	79,762	3,048
Toho Gas Co. Ltd.	491,518	3,004
Sony Financial Holdings Inc.	166,524	2,976
Yamada Denki Co. Ltd.	659,540	2,972
Toyo Seikan Group Holdings Ltd.	153,273	2,972
Yaskawa Electric Corp.	249,555	2,954
Hino Motors Ltd.	259,509	2,952
TonenGeneral Sekiyu KK	282,713	2,937
JSR Corp.	185,043	2,915
Marui Group Co. Ltd.	226,142	2,914
^ Japan Airport Terminal Co. Ltd.	53,400	2,896
Toho Co. Ltd.	111,033	2,885
Brother Industries Ltd.	225,959	2,877
Shimamura Co. Ltd.	25,653	2,872
Mitsui OSK Lines Ltd.	1,075,811	2,860
Kansai Paint Co. Ltd.	188,590	2,860
Pigeon Corp.	102,300	2,859

32

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Taisho Pharmaceutical Holdings Co. Ltd.	45,623	2,838
Seven Bank Ltd.	622,140	2,824
Hisamitsu Pharmaceutical Co. Inc.	72,940	2,820
Rinnai Corp.	35,707	2,819
Iida Group Holdings Co. Ltd.	150,800	2,816
Iyo Bank Ltd.	259,798	2,780
Hokuhoku Financial Group Inc.	1,241,000	2,744
^ Yamaguchi Financial Group Inc.	222,864	2,733
Stanley Electric Co. Ltd.	143,741	2,731
Kaneka Corp.	307,995	2,722
Gunma Bank Ltd.	434,081	2,720
MediPal Holdings Corp.	156,184	2,718
Hoshizaki Electric Co. Ltd.	37,500	2,710
Haseko Corp.	265,700	2,704
Hachijuni Bank Ltd.	396,828	2,689
Hokuriku Electric Power Co.	179,634	2,672
Kose Corp.	27,500	2,668
Tsuruha Holdings Inc.	33,500	2,653
Nankai Electric Railway Co. Ltd.	518,000	2,641
Yamazaki Baking Co. Ltd.	137,435	2,636
Sojitz Corp.	1,188,618	2,605
Yokogawa Electric Corp.	233,696	2,601
Takashimaya Co. Ltd.	291,494	2,597
NOK Corp.	109,256	2,563
Sumitomo Rubber Industries Ltd.	171,690	2,551
Calbee Inc.	71,000	2,550
^ AEON Financial Service Co. Ltd.	101,870	2,544
Mitsubishi UFJ Lease & Finance Co. Ltd.	483,160	2,527
Shikoku Electric Power Co. Inc.	148,644	2,512
Mabuchi Motor Co. Ltd.	50,902	2,496
^ Kakaku.com Inc.	132,000	2,465
NTN Corp.	497,000	2,460
Kewpie Corp.	108,100	2,458
Kurita Water Industries Ltd.	108,778	2,451
Hakuhodo DY Holdings Inc.	233,750	2,448
Sumitomo Heavy Industries Ltd.	544,153	2,441
Air Water Inc.	149,281	2,435
Fuji Electric Co. Ltd.	547,783	2,435
Chugoku Bank Ltd.	172,609	2,434
Daihatsu Motor Co. Ltd.	198,757	2,424
Sotetsu Holdings Inc.	427,000	2,424
Nippon Shokubai Co. Ltd.	31,000	2,419
Nomura Real Estate Holdings Inc.	113,778	2,418
Tokyo Tatemono Co. Ltd.	195,300	2,416
Miraca Holdings Inc.	54,185	2,407
FamilyMart Co. Ltd.	58,365	2,382
^ Lion Corp.	246,000	2,362
Otsuka Corp.	48,826	2,357
Ezaki Glico Co. Ltd.	49,300	2,350
Kobayashi Pharmaceutical Co. Ltd.	30,200	2,339
Kaken Pharmaceutical Co. Ltd.	33,500	2,306
Nabtesco Corp.	111,365	2,230
Zenkoku Hosho Co. Ltd.	64,900	2,185
Disco Corp.	24,000	2,180
SBI Holdings Inc.	193,206	2,175
Citizen Holdings Co. Ltd.	284,748	2,155
DIC Corp.	791,000	2,134
Ube Industries Ltd.	1,016,936	2,127
Hitachi Metals Ltd.	186,807	2,107
Konami Holdings Corp.	92,749	2,107
Mitsubishi Gas Chemical Co. Inc.	372,921	2,074
THK Co. Ltd.	109,332	2,057
^ Park24 Co. Ltd.	97,900	2,053
Square Enix Holdings Co. Ltd.	75,315	2,027

33

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*,^	Acom Co. Ltd.	372,000	2,026
	Denka Co. Ltd.	436,927	2,019
	Mitsubishi Logistics Corp.	139,831	2,011
	Toyo Tire & Rubber Co. Ltd.	95,400	2,003
	Nishi-Nippon City Bank Ltd.	685,839	1,995
	Temp Holdings Co. Ltd.	133,800	1,993
	Sankyo Co. Ltd.	50,917	1,958
	Nippon Electric Glass Co. Ltd.	399,752	1,958
	Nisshinbo Holdings Inc.	144,000	1,946
	Sawai Pharmaceutical Co. Ltd.	30,600	1,945
	IT Holdings Corp.	78,400	1,936
	Kawasaki Kisen Kaisha Ltd.	866,000	1,935
	Yokohama Rubber Co. Ltd.	100,000	1,914
	Nishi-Nippon Railroad Co. Ltd.	368,000	1,898
	77 Bank Ltd.	345,000	1,898
	Aeon Mall Co. Ltd.	113,055	1,888
	CyberAgent Inc.	45,800	1,878
^	Nippon Shinyaku Co. Ltd.	48,000	1,876
	Dowa Holdings Co. Ltd.	216,000	1,876
	Ebara Corp.	429,000	1,864
	Sega Sammy Holdings Inc.	176,291	1,849
	NHK Spring Co. Ltd.	179,196	1,821
	Benesse Holdings Inc.	67,147	1,798
*	Hokkaido Electric Power Co. Inc.	168,993	1,796
	Sumco Corp.	177,568	1,782
	Kamigumi Co. Ltd.	207,148	1,779
	Asahi Intecc Co. Ltd.	46,270	1,776
	Azbil Corp.	69,900	1,767
	Sugi Holdings Co. Ltd.	36,200	1,760
	Nippon Kayaku Co. Ltd.	168,000	1,750
	Nexon Co. Ltd.	126,300	1,742
	Showa Denko KK	1,370,499	1,722
	Aoyama Trading Co. Ltd.	47,300	1,719
	Sundrug Co. Ltd.	32,600	1,716
	Sumitomo Dainippon Pharma Co. Ltd.	152,438	1,680
	Seino Holdings Co. Ltd.	141,700	1,678
*,^	Sharp Corp.	1,522,829	1,670
	Toyoda Gosei Co. Ltd.	72,803	1,668
	Maruichi Steel Tube Ltd.	65,314	1,666
	Nippon Paper Industries Co. Ltd.	89,948	1,662
	H2O Retailing Corp.	85,200	1,654
	Hitachi High-Technologies Corp.	61,580	1,651
	Showa Shell Sekiyu KK	185,822	1,633
	Hikari Tsushin Inc.	21,400	1,626
	DeNA Co. Ltd.	100,951	1,618
	Ushio Inc.	117,384	1,610
	Matsumotokiyoshi Holdings Co. Ltd.	37,600	1,608
	Kinden Corp.	123,931	1,605
	Resorttrust Inc.	62,200	1,594
	Sanwa Holdings Corp.	196,500	1,579
	Idemitsu Kosan Co. Ltd.	95,692	1,570
	Hitachi Chemical Co. Ltd.	99,566	1,570
	Fujikura Ltd.	307,000	1,567
	SCSK Corp.	40,600	1,555
	Hitachi Construction Machinery Co. Ltd.	100,132	1,555
	Tsumura & Co.	64,572	1,551
	Start Today Co. Ltd.	46,500	1,548
	Sumitomo Forestry Co. Ltd.	129,700	1,545
	Juroku Bank Ltd.	348,000	1,545
	Century Tokyo Leasing Corp.	45,700	1,544
	Nifco Inc.	40,000	1,539
	Rohto Pharmaceutical Co. Ltd.	91,700	1,505
^	Sanrio Co. Ltd.	56,550	1,496
	Taiyo Yuden Co. Ltd.	105,100	1,472

34

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Wacoal Holdings Corp.	117,000	1,465
Oracle Corp. Japan	32,168	1,460
Topcon Corp.	100,500	1,450
Horiba Ltd.	36,600	1,438
Daifuku Co. Ltd.	96,800	1,430
Pilot Corp.	33,900	1,426
Daishi Bank Ltd.	315,000	1,416
Glory Ltd.	56,200	1,416
Nichirei Corp.	218,000	1,411
Ibiden Co. Ltd.	102,483	1,409
DMG Mori Co. Ltd.	99,500	1,407
GS Yuasa Corp.	370,999	1,404
COMSYS Holdings Corp.	107,800	1,403
Nihon Kohden Corp.	72,500	1,403
^ Taiyo Nippon Sanso Corp.	135,501	1,392
MonotaRO Co. Ltd.	54,202	1,391
Izumi Co. Ltd.	37,400	1,388
San-In Godo Bank Ltd.	150,900	1,386
ADEKA Corp.	94,200	1,382
Sumitomo Osaka Cement Co. Ltd.	355,000	1,369
TS Tech Co. Ltd.	50,000	1,367
Sapporo Holdings Ltd.	331,000	1,360
Nagase & Co. Ltd.	108,600	1,345
K's Holdings Corp.	38,000	1,339
OSG Corp.	71,130	1,335
Oki Electric Industry Co. Ltd.	792,000	1,332
Tokai Tokyo Financial Holdings Inc.	219,600	1,328
Sankyu Inc.	235,000	1,318
Shiga Bank Ltd.	247,000	1,315
Daido Steel Co. Ltd.	345,087	1,314
^ Advantest Corp.	164,187	1,306
Japan Steel Works Ltd.	349,865	1,294
Tadano Ltd.	108,000	1,284
Nipro Corp.	114,600	1,281
Toyobo Co. Ltd.	872,000	1,272
Autobacs Seven Co. Ltd.	72,200	1,263
Takara Holdings Inc.	176,400	1,262
Coca-Cola West Co. Ltd.	62,624	1,262
^ Kagome Co. Ltd.	74,400	1,262
Toyota Boshoku Corp.	58,809	1,251
Chiyoda Corp.	165,123	1,249
House Foods Group Inc.	72,500	1,248
Furukawa Electric Co. Ltd.	680,600	1,243
Toda Corp.	229,000	1,242
ABC-Mart Inc.	22,287	1,242
Tokyo Ohka Kogyo Co. Ltd.	38,900	1,238
* Leopalace21 Corp.	233,100	1,238
Toho Holdings Co. Ltd.	55,900	1,235
Hitachi Capital Corp.	43,100	1,232
Hyakugo Bank Ltd.	240,000	1,222
Penta-Ocean Construction Co. Ltd.	268,900	1,222
Nihon M&A Center Inc.	29,800	1,217
Musashino Bank Ltd.	32,000	1,207
Awa Bank Ltd.	218,000	1,203
Ogaki Kyoritsu Bank Ltd.	309,000	1,199
Welcia Holdings Co. Ltd.	23,958	1,175
Skylark Co. Ltd.	90,400	1,172
Keiyo Bank Ltd.	233,000	1,167
Nichi-iko Pharmaceutical Co. Ltd.	42,100	1,166
Lintec Corp.	49,600	1,157
Zeon Corp.	142,000	1,153
Calsonic Kansei Corp.	145,000	1,149
^ Bic Camera Inc.	141,900	1,149
Senshu Ikeda Holdings Inc.	266,300	1,146

35

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
OKUMA Corp.	143,000	1,141
Tsubakimoto Chain Co.	156,000	1,138
^ HIS Co. Ltd.	33,800	1,134
Japan Aviation Electronics Industry Ltd.	64,000	1,131
^ Ito En Ltd.	54,000	1,127
Pola Orbis Holdings Inc.	17,800	1,126
UNY Group Holdings Co. Ltd.	203,500	1,123
Ain Pharmaciez Inc.	23,700	1,122
United Arrows Ltd.	25,900	1,115
Nikkon Holdings Co. Ltd.	57,900	1,115
Yamato Kogyo Co. Ltd.	41,917	1,114
SCREEN Holdings Co. Ltd.	189,000	1,113
Jafco Co. Ltd.	29,200	1,110
* Aiful Corp.	275,100	1,095
Mitsui Engineering & Shipbuilding Co. Ltd.	699,000	1,072
Shimachu Co. Ltd.	48,600	1,062
Tokai Rika Co. Ltd.	48,700	1,056
^ Iwatani Corp.	191,000	1,056
Okasan Securities Group Inc.	180,000	1,052
* Japan Display Inc.	335,900	1,046
Sangetsu Co. Ltd.	65,700	1,044
North Pacific Bank Ltd.	273,000	1,041
Hokkoku Bank Ltd.	280,000	1,038
Megmilk Snow Brand Co. Ltd.	49,800	1,035
NTT Urban Development Corp.	103,400	1,023
Cosmos Pharmaceutical Corp.	8,200	1,021
Capcom Co. Ltd.	48,400	1,019
Hazama Ando Corp.	172,400	1,016
Nippon Soda Co. Ltd.	131,000	1,011
Mitsui Mining & Smelting Co. Ltd.	524,000	1,004
Maeda Road Construction Co. Ltd.	55,000	1,002
Toagosei Co. Ltd.	119,300	998
Kumagai Gumi Co. Ltd.	333,000	996
Relo Holdings Inc.	9,300	990
Itochu Techno-Solutions Corp.	45,232	989
Aica Kogyo Co. Ltd.	49,700	983
Rengo Co. Ltd.	207,000	982
^ Coca-Cola East Japan Co. Ltd.	69,900	981
Fuyo General Lease Co. Ltd.	21,800	973
Nishimatsu Construction Co. Ltd.	245,000	972
Morinaga & Co. Ltd.	192,000	972
NOF Corp.	136,000	967
Hyakujushi Bank Ltd.	258,000	966
Kiyo Bank Ltd.	63,600	966
Ship Healthcare Holdings Inc.	39,400	949
^ Shochiku Co. Ltd.	107,000	943
FP Corp.	22,900	936
Central Glass Co. Ltd.	190,000	935
Mitsubishi Pencil Co. Ltd.	21,000	934
Okumura Corp.	175,000	924
* Cosmo Energy Holdings Co. Ltd.	67,504	924
Meitec Corp.	25,500	923
Takasago Thermal Engineering Co. Ltd.	64,400	922
Kyowa Exeo Corp.	88,700	921
Heiwa Corp.	49,700	915
Miura Co. Ltd.	76,200	906
Nippon Seiki Co. Ltd.	43,000	899
Nisshin Steel Co. Ltd.	87,900	897
Kenedix Inc.	246,800	888
Kokuyo Co. Ltd.	79,800	886
Japan Petroleum Exploration Co. Ltd.	29,479	885
Shinmaywa Industries Ltd.	79,000	861
SHO-BOND Holdings Co. Ltd.	21,700	859
Hokuetsu Kishu Paper Co. Ltd.	123,500	857

36

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Matsui Securities Co. Ltd.	97,500	856
	Nippo Corp.	49,000	856
	Morinaga Milk Industry Co. Ltd.	189,000	854
	Ai Holdings Corp.	35,100	852
	Valor Holdings Co. Ltd.	36,400	850
	Anritsu Corp.	130,595	850
^	Maeda Corp.	117,000	847
	Hitachi Zosen Corp.	154,300	843
	Seiko Holdings Corp.	129,000	838
	Nippon Light Metal Holdings Co. Ltd.	491,900	837
	Arcs Co. Ltd.	41,500	836
	GMO internet Inc.	59,400	835
	Topre Corp.	38,500	834
	Nissan Shatai Co. Ltd.	72,400	832
	Nihon Parkerizing Co. Ltd.	93,300	829
	Kissei Pharmaceutical Co. Ltd.	32,100	823
	Zensho Holdings Co. Ltd.	87,500	822
	Ulvac Inc.	46,100	816
	Yaoko Co. Ltd.	20,300	816
	Tokyo Dome Corp.	176,000	814
^	COOKPAD Inc.	42,700	812
^	Amano Corp.	62,600	812
	Fujitec Co. Ltd.	74,000	800
	Tokyo Seimitsu Co. Ltd.	36,400	799
	Fuji Machine Manufacturing Co. Ltd.	81,200	794
	Canon Marketing Japan Inc.	51,800	785
*,^	euglena Co. Ltd.	57,100	777
	Onward Holdings Co. Ltd.	124,000	776
	Chiyoda Co. Ltd.	23,400	774
	Unipres Corp.	34,100	773
	Kyoritsu Maintenance Co. Ltd.	11,300	773
	Nachi-Fujikoshi Corp.	173,000	773
	SKY Perfect JSAT Holdings Inc.	146,200	768
	Ariake Japan Co. Ltd.	17,000	767
^	Fukuyama Transporting Co. Ltd.	141,000	766
	Toho Bank Ltd.	209,000	763
	Toyo Ink SC Holdings Co. Ltd.	185,000	762
	Inaba Denki Sangyo Co. Ltd.	24,500	761
	Duskin Co. Ltd.	44,300	759
	KYORIN Holdings Inc.	45,200	758
^	Nippon Gas Co. Ltd.	30,000	754
	Nanto Bank Ltd.	237,680	753
	Adastria Co. Ltd.	13,400	748
	Mochida Pharmaceutical Co. Ltd.	12,600	741
	Kandenko Co. Ltd.	105,000	740
	Asatsu-DK Inc.	30,140	738
*	Nippon Sheet Glass Co. Ltd.	858,000	737
	Furukawa Co. Ltd.	313,000	737
	NS Solutions Corp.	15,100	736
	Nippon Suisan Kaisha Ltd.	220,400	735
	Yoshinoya Holdings Co. Ltd.	59,700	735
	Colowide Co. Ltd.	54,100	733
	Hanwa Co. Ltd.	177,000	729
	Hitachi Transport System Ltd.	41,600	728
	Tokyo TY Financial Group Inc.	23,300	726
	ASKUL Corp.	19,600	721
	Kuroda Electric Co. Ltd.	35,600	720
	Cocokara fine Inc.	18,200	720
	Kyudenko Corp.	35,000	719
	Ryosan Co. Ltd.	29,700	716
*	Orient Corp.	360,000	716
^	COLOPL Inc.	43,700	712
	Nissha Printing Co. Ltd.	32,600	710
	HI-LEX Corp.	23,200	710

37

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Okamura Corp.	76,400	708
	IBJ Leasing Co. Ltd.	33,400	701
	Kusuri No Aoki Co. Ltd.	14,700	697
*	Pioneer Corp.	258,700	697
	Koei Tecmo Holdings Co. Ltd.	46,000	695
	Mandom Corp.	17,500	692
	Sumitomo Mitsui Construction Co. Ltd.	714,200	690
	Yamanashi Chuo Bank Ltd.	148,000	687
	San-A Co. Ltd.	16,100	683
	Makino Milling Machine Co. Ltd.	88,000	679
	Bank of Iwate Ltd.	15,300	677
	Fuji Seal International Inc.	20,000	677
*,^	Laox Co. Ltd.	243,010	673
	Saibu Gas Co. Ltd.	299,000	672
	Takara Standard Co. Ltd.	89,000	671
	Keihin Corp.	41,200	669
^	Daio Paper Corp.	68,000	669
	J Trust Co. Ltd.	83,000	667
	Transcosmos Inc.	24,000	666
^	Taikisha Ltd.	27,500	664
	Exedy Corp.	28,900	663
	Fujitsu General Ltd.	53,000	662
*,^	Tokuyama Corp.	327,000	661
	TechnoPro Holdings Inc.	24,700	658
	Bank of Okinawa Ltd.	16,900	658
	Axial Retailing Inc.	17,700	655
	Ashikaga Holdings Co. Ltd.	146,000	653
	Kanematsu Corp.	394,000	647
	Hitachi Kokusai Electric Inc.	47,000	646
	Trusco Nakayama Corp.	18,500	646
	Sakata Seed Corp.	30,500	645
	TPR Co. Ltd.	26,300	640
	Senko Co. Ltd.	92,000	637
	Sumitomo Bakelite Co. Ltd.	155,000	635
^	Okamoto Industries Inc.	70,000	633
	TSI Holdings Co. Ltd.	90,200	633
	Tokyo Steel Manufacturing Co. Ltd.	95,100	633
	Itoham Foods Inc.	124,000	632
	Kintetsu World Express Inc.	33,700	631
	Nichias Corp.	100,000	631
	Heiwado Co. Ltd.	28,100	631
	Nippon Densetsu Kogyo Co. Ltd.	33,400	630
	Bank of Nagoya Ltd.	170,000	628
	Takeuchi Manufacturing Co. Ltd.	33,200	625
	Daiseki Co. Ltd.	38,700	621
	Nihon Unisys Ltd.	56,400	620
	Nippon Signal Company Ltd.	59,800	619
	Fuji Kyuko Co. Ltd.	65,000	616
	Foster Electric Co. Ltd.	25,000	612
	Fuji Oil Holdings Inc.	43,400	611
	Meidensha Corp.	174,000	609
^	ZERIA Pharmaceutical Co. Ltd.	41,000	607
	Nippon Flour Mills Co. Ltd.	98,000	606
	Accordia Golf Co. Ltd.	67,000	606
	GMO Payment Gateway Inc.	15,500	606
	Paramount Bed Holdings Co. Ltd.	18,900	605
	Komeri Co. Ltd.	28,000	599
	PALTAC Corp.	30,400	595
	Oita Bank Ltd.	141,000	592
	Aomori Bank Ltd.	181,000	586
	FCC Co. Ltd.	33,100	585
*	Zojirushi Corp.	41,000	581
	Tochigi Bank Ltd.	102,000	580
^	Tokyu Construction Co. Ltd.	76,100	579

38

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Totetsu Kogyo Co. Ltd.	26,700	576
DCM Holdings Co. Ltd.	86,700	574
Sumitomo Warehouse Co. Ltd.	108,000	573
Kureha Corp.	150,000	572
Kadokawa Dwango Corp.	44,200	567
Toei Co. Ltd.	63,000	561
Takuma Co. Ltd.	71,000	561
Japan Post Holdings Co. Ltd.	48,300	560
Saizeriya Co. Ltd.	24,700	558
Nissin Kogyo Co. Ltd.	36,200	558
Descente Ltd.	43,800	557
^ Yamagata Bank Ltd.	144,000	557
Towa Pharmaceutical Co. Ltd.	8,200	556
Taiyo Holdings Co. Ltd.	16,200	554
Fuji Co. Ltd.	27,200	554
Daikyonishikawa Corp.	10,400	551
^ EDION Corp.	73,500	551
Nippon Television Holdings Inc.	31,800	550
Chudenko Corp.	25,400	548
Yamazen Corp.	61,600	547
Token Corp.	6,900	545
PanaHome Corp.	76,000	538
Hitachi Maxell Ltd.	31,300	535
Komori Corp.	45,200	533
Toppan Forms Co. Ltd.	41,400	532
Japan Wool Textile Co. Ltd.	65,000	529
^ Kanamoto Co. Ltd.	26,200	529
Daikyo Inc.	306,000	527
Aichi Bank Ltd.	9,500	524
Seiren Co. Ltd.	44,400	520
Jin Co. Ltd.	14,100	519
Akita Bank Ltd.	158,000	517
KYB Corp.	181,180	515
Aida Engineering Ltd.	54,300	515
^ Wacom Co. Ltd.	137,800	514
Monex Group Inc.	183,900	513
Maruha Nichiro Corp.	34,200	511
Mitsuba Corp.	32,600	511
Japan Post Bank Co. Ltd.	42,400	509
Gunze Ltd.	161,000	509
MOS Food Services Inc.	23,500	509
Hogy Medical Co. Ltd.	10,600	508
Kato Sangyo Co. Ltd.	20,900	507
Marusan Securities Co. Ltd.	52,500	507
Tokai Carbon Co. Ltd.	186,000	506
Noritz Corp.	32,400	504
Aeon Delight Co. Ltd.	17,400	500
^ Gulliver International Co. Ltd.	49,900	500
Eagle Industry Co. Ltd.	24,900	500
Internet Initiative Japan Inc.	26,800	499
TOMONY Holdings Inc.	129,900	499
Alpine Electronics Inc.	37,800	498
Nomura Co. Ltd.	36,900	497
Nichicon Corp.	61,700	495
Okinawa Electric Power Co. Inc.	20,200	494
Nikkiso Co. Ltd.	61,300	493
Tokyo Broadcasting System Holdings Inc.	33,000	489
Obara Group Inc.	11,700	489
Earth Chemical Co. Ltd.	12,400	489
Asahi Diamond Industrial Co. Ltd.	46,300	487
Kameda Seika Co. Ltd.	12,600	487
Star Micronics Co. Ltd.	36,100	487
Jaccs Co. Ltd.	117,000	487
Unizo Holdings Co. Ltd.	11,500	487

39

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Nitta Corp.	17,900	486
Siix Corp.	17,300	485
Miyazaki Bank Ltd.	139,000	483
Inabata & Co. Ltd.	41,800	483
Riso Kagaku Corp.	26,700	482
NET One Systems Co. Ltd.	78,400	482
Fancl Corp.	34,300	479
NSD Co. Ltd.	34,500	478
Nitto Kogyo Corp.	24,900	477
Mirait Holdings Corp.	55,000	476
Yodogawa Steel Works Ltd.	26,900	472
Nitto Boseki Co. Ltd.	157,000	472
Toshiba TEC Corp.	130,000	471
Daihen Corp.	95,000	470
OSAKA Titanium Technologies Co. Ltd.	17,400	469
Bank of the Ryukyus Ltd.	32,900	468
Sato Holdings Corp.	21,600	468
^ Gree Inc.	92,679	467
Nippon Steel & Sumikin Bussan Corp.	135,000	467
Aichi Steel Corp.	108,000	467
United Super Markets Holdings Inc.	53,500	467
Japan Securities Finance Co. Ltd.	87,000	467
Joyful Honda Co. Ltd.	24,700	465
^ Financial Products Group Co. Ltd.	59,500	464
Seikagaku Corp.	36,000	460
Higashi-Nippon Bank Ltd.	137,000	459
kabu.com Securities Co. Ltd.	139,700	457
Life Corp.	18,300	456
Sanki Engineering Co. Ltd.	55,300	455
Goldwin Inc.	8,000	454
Ryobi Ltd.	124,000	454
Daibiru Corp.	53,500	454
Geo Holdings Corp.	30,100	449
Matsuya Co. Ltd.	37,100	449
Takara Leben Co. Ltd.	86,000	445
Mitsumi Electric Co. Ltd.	73,800	445
TOC Co. Ltd.	60,900	445
Fukui Bank Ltd.	213,000	444
Gurunavi Inc.	24,300	441
DTS Corp.	18,700	441
Futaba Corp.	34,100	440
Milbon Co. Ltd.	11,800	440
Shinko Electric Industries Co. Ltd.	72,400	438
Royal Holdings Co. Ltd.	25,000	438
Oiles Corp.	27,600	438
OBIC Business Consultants Co. Ltd.	7,100	435
CKD Corp.	48,000	434
Atom Corp.	80,047	432
AOKI Holdings Inc.	35,400	432
Nagaileben Co. Ltd.	25,300	430
Showa Corp.	46,300	428
Jeol Ltd.	71,000	428
Hokuetsu Bank Ltd.	206,000	427
Iino Kaiun Kaisha Ltd.	94,600	426
Sanyo Special Steel Co. Ltd.	104,000	426
^ Starts Corp. Inc.	27,300	426
^ UACJ Corp.	220,000	426
Eizo Corp.	18,200	425
Takasago International Corp.	16,200	425
Eighteenth Bank Ltd.	140,000	423
Showa Sangyo Co. Ltd.	112,000	420
Ihara Chemical Industry Co. Ltd.	34,100	416
Namura Shipbuilding Co. Ltd.	47,400	414
TOKAI Holdings Corp.	97,800	413

40

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Raito Kogyo Co. Ltd.	42,900	410
* Takata Corp.	36,100	409
Shikoku Bank Ltd.	190,000	409
* Macnica Fuji Electronics Holdings Inc.	30,400	408
Heiwa Real Estate Co. Ltd.	33,800	406
Doshisha Co. Ltd.	22,100	406
Kitz Corp.	87,800	404
Nisshin Oillio Group Ltd.	109,000	403
Musashi Seimitsu Industry Co. Ltd.	19,900	402
Piolax Inc.	7,600	401
Fujicco Co. Ltd.	20,100	400
Bunka Shutter Co. Ltd.	51,600	399
Nishimatsuya Chain Co. Ltd.	45,100	397
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	84,000	397
NEC Networks & System Integration Corp.	21,200	396
^ Shima Seiki Manufacturing Ltd.	26,600	396
* Toho Titanium Co. Ltd.	30,400	396
Create SD Holdings Co. Ltd.	6,800	396
San-Ai Oil Co. Ltd.	52,000	395
Mitsubishi Shokuhin Co. Ltd.	15,500	394
TKC Corp.	16,700	392
St. Marc Holdings Co. Ltd.	13,200	391
As One Corp.	11,100	391
Next Co. Ltd.	52,800	390
Yorozu Corp.	18,300	390
Asahi Holdings Inc.	26,500	389
Marudai Food Co. Ltd.	105,000	388
Dr Ci:Labo Co. Ltd.	21,400	385
Chugoku Marine Paints Ltd.	54,000	384
TV Asahi Holdings Corp.	23,100	384
Prima Meat Packers Ltd.	138,000	384
Doutor Nichires Holdings Co. Ltd.	26,500	384
Sanden Holdings Corp.	112,000	383
Sanyo Chemical Industries Ltd.	52,000	383
Jamco Corp.	9,200	383
Ricoh Leasing Co. Ltd.	12,700	383
^ Pacific Industrial Co. Ltd.	34,500	383
Morita Holdings Corp.	35,900	383
Xebio Holdings Co. Ltd.	21,400	382
Hosiden Corp.	61,600	378
Topy Industries Ltd.	168,000	377
Toa Corp.	166,000	376
Sintokogio Ltd.	43,800	375
Relia Inc.	39,500	374
Max Co. Ltd.	37,000	374
Chofu Seisakusho Co. Ltd.	18,100	373
Fuji Soft Inc.	19,600	373
Mizuno Corp.	76,000	372
Hokuto Corp.	19,100	372
* Pacific Metals Co. Ltd.	139,000	371
Sakata INX Corp.	40,700	370
Yondoshi Holdings Inc.	17,500	369
Enplas Corp.	10,000	367
Toshiba Plant Systems & Services Corp.	34,200	365
Shikoku Chemicals Corp.	37,000	363
Dip Corp.	20,700	363
SMS Co. Ltd.	21,900	363
Kohnan Shoji Co. Ltd.	24,900	362
T-Gaia Corp.	23,900	362
Nichiha Corp.	26,900	362
Sanken Electric Co. Ltd.	104,000	360
Plenus Co. Ltd.	23,100	356
Shizuoka Gas Co. Ltd.	53,000	355
Mitsuboshi Belting Ltd.	43,000	355

41

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Dydo Drinco Inc.	8,300	354
Mani Inc.	19,400	353
Konoike Transport Co. Ltd.	28,500	352
Press Kogyo Co. Ltd.	82,300	351
Tachi-S Co. Ltd.	25,100	349
Sankyo Tateyama Inc.	25,100	348
Juki Corp.	28,200	348
Fujimori Kogyo Co. Ltd.	12,700	348
Yuasa Trading Co. Ltd.	15,000	348
Nippon Chemi-Con Corp.	150,000	346
Ohsho Food Service Corp.	10,400	346
Ringer Hut Co. Ltd.	16,900	344
Avex Group Holdings Inc.	29,200	343
Toho Zinc Co. Ltd.	125,000	343
Sumitomo Real Estate Sales Co. Ltd.	14,900	342
Bando Chemical Industries Ltd.	82,000	342
Ichibanya Co. Ltd.	7,700	341
Itochu Enex Co. Ltd.	42,800	341
Tokai Corp.	10,700	341
Fuji Media Holdings Inc.	28,700	341
Kyoei Steel Ltd.	20,600	340
* Toyo Engineering Corp.	135,000	340
Kisoji Co. Ltd.	20,400	337
Noevir Holdings Co. Ltd.	13,400	336
Hitachi Koki Co. Ltd.	46,100	336
Daiho Corp.	76,000	335
Modec Inc.	24,400	334
Kanto Denka Kogyo Co. Ltd.	43,000	334
^ Iseki & Co. Ltd.	203,000	333
Sekisui Jushi Corp.	24,900	333
Tokyotokeiba Co. Ltd.	142,000	332
Daiwabo Holdings Co. Ltd.	169,000	332
JVC Kenwood Corp.	126,300	329
Minato Bank Ltd.	196,000	329
^ Tekken Corp.	119,000	329
Nishio Rent All Co. Ltd.	14,200	329
Fukuda Corp.	33,000	329
Create Restaurants Holdings Inc.	12,700	328
Kurabo Industries Ltd.	186,000	328
Clarion Co. Ltd.	96,000	327
Toshiba Machine Co. Ltd.	94,000	323
Hiday Hidaka Corp.	13,000	322
Wakita & Co. Ltd.	40,900	321
* Ishihara Sangyo Kaisha Ltd.	329,000	318
Tomy Co. Ltd.	63,200	318
^ Yokohama Reito Co. Ltd.	39,700	316
Belc Co. Ltd.	8,500	316
^ Kumiai Chemical Industry Co. Ltd.	39,300	315
Sogo Medical Co. Ltd.	8,500	313
Okabe Co. Ltd.	39,100	312
Ichiyoshi Securities Co. Ltd.	34,100	312
Daido Metal Co. Ltd.	33,200	311
Tsurumi Manufacturing Co. Ltd.	17,000	310
Toyo Construction Co. Ltd.	67,000	308
Sanyo Shokai Ltd.	106,000	308
FIDEA Holdings Co. Ltd.	143,100	307
Sanyo Electric Railway Co. Ltd.	79,000	306
Kinugawa Rubber Industrial Co. Ltd.	55,000	306
Itoki Corp.	41,800	306
Ehime Bank Ltd.	148,000	305
Open House Co. Ltd.	16,600	302
Aisan Industry Co. Ltd.	30,200	302
Bank of Saga Ltd.	133,000	300
Mitsui-Soko Holdings Co. Ltd.	93,000	299

42

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
UKC Holdings Corp.	15,000	299
Riken Corp.	80,000	299
Yellow Hat Ltd.	13,600	299
Shibuya Kogyo Co. Ltd.	19,400	297
Takamatsu Construction Group Co. Ltd.	14,300	297
SMK Corp.	58,000	296
Nippon Synthetic Chemical Industry Co. Ltd.	40,000	295
Kyokuto Kaihatsu Kogyo Co. Ltd.	27,800	294
Hamakyorex Co. Ltd.	14,600	293
Tamron Co. Ltd.	14,700	293
Sodick Co. Ltd.	39,900	292
Katakura Industries Co. Ltd.	26,500	292
Kasai Kogyo Co. Ltd.	23,500	292
Pressance Corp.	7,300	291
Mitsui Sugar Co. Ltd.	72,000	289
Canon Electronics Inc.	17,000	289
BML Inc.	9,800	288
Yurtec Corp.	30,000	288
Shinko Plantech Co. Ltd.	35,900	287
Hibiya Engineering Ltd.	22,200	287
^ Nihon Nohyaku Co. Ltd.	44,300	287
^ Nichii Gakkan Co.	41,500	286
Nissin Electric Co. Ltd.	42,900	286
C Uyemura & Co. Ltd.	5,500	286
Sumitomo Seika Chemicals Co. Ltd.	41,000	285
YAMABIKO Corp.	31,100	285
JCR Pharmaceuticals Co. Ltd.	13,600	284
Goldcrest Co. Ltd.	15,200	284
Nippon Road Co. Ltd.	52,000	283
Jimoto Holdings Inc.	165,300	282
Torii Pharmaceutical Co. Ltd.	11,700	281
Noritake Co. Ltd.	122,000	281
Fujimi Inc.	18,700	280
Kansai Urban Banking Corp.	24,500	280
Tv Tokyo Holdings Corp.	15,800	279
Sumitomo Riko Co. Ltd.	34,500	278
Kura Corp.	9,200	277
Trancom Co. Ltd.	5,800	277
Tsukishima Kikai Co. Ltd.	28,900	277
Chiyoda Integre Co. Ltd.	11,500	276
^ Nippon Carbon Co. Ltd.	99,000	276
* KLab Inc.	27,400	275
Osaka Soda Co. Ltd.	79,000	273
Tsugami Corp.	56,000	273
Wowow Inc.	10,000	273
Round One Corp.	60,500	273
Sac's Bar Holdings Inc.	17,200	272
^ Yokogawa Bridge Holdings Corp.	29,400	272
Towa Bank Ltd.	310,000	269
^ Fujita Kanko Inc.	70,000	269
Japan Pulp & Paper Co. Ltd.	97,000	267
Taihei Dengyo Kaisha Ltd.	25,000	266
Arcland Sakamoto Co. Ltd.	12,100	263
Chiba Kogyo Bank Ltd.	45,300	263
Tokushu Tokai Paper Co. Ltd.	79,000	262
Shindengen Electric Manufacturing Co. Ltd.	72,000	262
T Hasegawa Co. Ltd.	20,000	261
* Unitika Ltd.	519,000	261
^ Kyokuto Securities Co. Ltd.	20,200	259
Joshin Denki Co. Ltd.	34,000	259
^ Nippon Koei Co. Ltd.	64,000	258
Nohmi Bosai Ltd.	20,700	256
Zenrin Co. Ltd.	17,600	255
Toenec Corp.	33,000	255

43

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Sanyo Denki Co. Ltd.	42,000	254
Pack Corp.	10,700	253
Eiken Chemical Co. Ltd.	14,400	252
Denki Kogyo Co. Ltd.	59,000	252
Toridoll.corp	20,000	252
Nippon Thompson Co. Ltd.	53,000	251
^ Alpen Co. Ltd.	15,300	250
Sanshin Electronics Co. Ltd.	23,700	250
^ Ikyu Corp.	13,200	249
Tsukuba Bank Ltd.	71,400	249
Belluna Co. Ltd.	43,900	249
Tocalo Co. Ltd.	12,400	249
Benefit One Inc.	14,300	248
J-Oil Mills Inc.	86,000	248
Broadleaf Co. Ltd.	21,500	246
^ Daisan Bank Ltd.	164,000	242
Konishi Co. Ltd.	13,200	242
Optex Co. Ltd.	12,800	242
JSP Corp.	11,300	242
G-Tekt Corp.	19,500	241
Nittetsu Mining Co. Ltd.	55,000	241
EPS Holdings Inc.	24,700	241
Key Coffee Inc.	15,100	241
Fukushima Industries Corp.	11,100	241
Nissin Corp.	82,000	238
Warabeya Nichiyo Co. Ltd.	12,300	238
* KNT-CT Holdings Co. Ltd.	102,000	238
Neturen Co. Ltd.	33,100	237
Tsukui Corp.	22,000	236
ASKA Pharmaceutical Co. Ltd.	19,800	236
^ Japan Vilene Co. Ltd.	24,000	236
Ryoyo Electro Corp.	19,100	234
Denyo Co. Ltd.	14,500	234
Justsystems Corp.	29,600	234
Sakai Chemical Industry Co. Ltd.	79,000	233
Yahagi Construction Co. Ltd.	27,100	232
Nippon Kanzai Co. Ltd.	15,100	232
Chukyo Bank Ltd.	112,000	231
Union Tool Co.	9,400	231
METAWATER Co. Ltd.	10,600	230
* Kintetsu Department Store Co. Ltd.	85,000	230
Oyo Corp.	17,900	229
Tamura Corp.	72,000	228
Pal Co. Ltd.	10,200	228
F@N Communications Inc.	32,100	228
Tenma Corp.	13,500	228
Sagami Chain Co. Ltd.	22,000	226
Teikoku Sen-I Co. Ltd.	17,900	225
^ Futaba Industrial Co. Ltd.	52,300	224
Ines Corp.	25,100	224
Maruzen Showa Unyu Co. Ltd.	62,000	224
Elecom Co. Ltd.	18,500	224
^ S Foods Inc.	12,800	222
^ Arata Corp.	10,400	219
^ Marvelous Inc.	27,400	219
^ Rock Field Co. Ltd.	9,000	218
Kato Works Co. Ltd.	51,000	218
Kaga Electronics Co. Ltd.	15,600	218
Nitto Kohki Co. Ltd.	10,300	217
Mie Bank Ltd.	101,000	217
Koa Corp.	26,000	216
Meisei Industrial Co. Ltd.	46,200	215
Kamei Corp.	21,700	215
^ Nippon Ceramic Co. Ltd.	14,600	215

44

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Nippon Denko Co. Ltd.	106,700	214
* Kappa Create Co. Ltd.	21,600	213
^ Michinoku Bank Ltd.	123,000	212
Meiko Network Japan Co. Ltd.	17,900	212
Ministop Co. Ltd.	11,500	212
Sinfonia Technology Co. Ltd.	123,000	211
Toa Corp.	20,800	209
Sakai Moving Service Co. Ltd.	4,200	209
Cosel Co. Ltd.	21,500	209
Okuwa Co. Ltd.	25,000	209
Vital KSK Holdings Inc.	28,800	209
^ Kobe Bussan Co. Ltd.	5,400	208
Mitsubishi Steel Manufacturing Co. Ltd.	109,000	208
Tosei Corp.	33,400	206
^ Akebono Brake Industry Co. Ltd.	70,500	206
Toyo Securities Co. Ltd.	64,000	206
Shinko Shoji Co. Ltd.	18,500	206
Keiyo Co. Ltd.	50,100	205
Idec Corp.	24,600	205
^ Senshukai Co. Ltd.	30,600	203
Tonami Holdings Co. Ltd.	62,000	201
Kyodo Printing Co. Ltd.	72,000	200
Osaka Steel Co. Ltd.	11,100	199
Roland DG Corp.	8,600	195
Kurimoto Ltd.	114,000	194
Mito Securities Co. Ltd.	60,100	194
Fujibo Holdings Inc.	105,000	193
Komatsu Seiren Co. Ltd.	32,100	192
Toyo Tanso Co. Ltd.	13,200	190
Daiken Corp.	65,000	190
Icom Inc.	9,100	189
Kyokuyo Co. Ltd.	87,000	188
Keihanshin Building Co. Ltd.	34,200	188
Daiichi Jitsugyo Co. Ltd.	44,000	188
OSJB Holdings Corp.	97,400	185
* Nippon Yakin Kogyo Co. Ltd.	134,700	185
Tokyo Tekko Co. Ltd.	40,000	185
Achilles Corp.	149,000	184
Tosho Co. Ltd.	7,000	184
Tokyo Energy & Systems Inc.	19,000	184
Artnature Inc.	19,100	183
Qol Co. Ltd.	15,600	183
Yusen Logistics Co. Ltd.	15,600	182
* Mitsubishi Paper Mills Ltd.	266,000	182
Elematec Corp.	7,400	181
Osaki Electric Co. Ltd.	35,000	180
* Tokyo Rope Manufacturing Co. Ltd.	116,000	179
Cawachi Ltd.	10,300	178
Toyo Corp.	22,700	177
Yushin Precision Equipment Co. Ltd.	9,800	177
Shin-Etsu Polymer Co. Ltd.	34,000	177
Information Services International-Dentsu Ltd.	11,100	173
Japan Digital Laboratory Co. Ltd.	13,500	172
Aiphone Co. Ltd.	11,200	172
K&O Energy Group Inc.	13,400	171
France Bed Holdings Co. Ltd.	21,800	170
Weathernews Inc.	5,300	170
Nippon Valqua Industries Ltd.	69,000	170
Maruwa Co. Ltd.	7,600	169
Daiwa Industries Ltd.	25,600	168
MTI Ltd.	26,500	168
NS United Kaiun Kaisha Ltd.	84,000	168
ESPEC Corp.	17,900	167
Megachips Corp.	16,500	166

45

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
^ U-Shin Ltd.	26,700	166
Studio Alice Co. Ltd.	8,800	165
Tabuchi Electric Co. Ltd.	24,200	165
Japan Post Insurance Co. Ltd.	9,000	164
Melco Holdings Inc.	9,500	164
* Fujiya Co. Ltd.	100,000	163
Nihon Trim Co. Ltd.	4,400	163
Kanematsu Electronics Ltd.	10,600	161
Godo Steel Ltd.	92,000	160
Nichiden Corp.	6,600	159
Nippon Parking Development Co. Ltd.	140,100	159
^ Sekisui Plastics Co. Ltd.	49,000	158
Sumitomo Densetsu Co. Ltd.	12,100	158
Nippon Beet Sugar Manufacturing Co. Ltd.	101,000	158
^ Torishima Pump Manufacturing Co. Ltd.	20,300	157
Yonekyu Corp.	8,600	157
Ryoden Trading Co. Ltd.	24,000	156
Kita-Nippon Bank Ltd.	5,700	156
Sun Frontier Fudousan Co. Ltd.	19,400	156
Toyo Kanetsu KK	96,000	154
Aichi Corp.	24,300	153
Matsuya Foods Co. Ltd.	7,600	153
Maeda Kosen Co. Ltd.	20,100	153
CHIMNEY Co. Ltd.	6,000	152
Fudo Tetra Corp.	118,300	151
Furuno Electric Co. Ltd.	22,400	151
Nissei ASB Machine Co. Ltd.	7,400	151
^ Japan Cash Machine Co. Ltd.	14,300	151
Dai Nippon Toryo Co. Ltd.	99,000	151
Hioki EE Corp.	8,300	150
Advan Co. Ltd.	16,200	150
Starzen Co. Ltd.	5,800	150
^ Hosokawa Micron Corp.	30,000	149
Kitagawa Iron Works Co. Ltd.	57,000	148
Giken Ltd.	11,000	148
* Nakayama Steel Works Ltd.	221,000	147
Mars Engineering Corp.	8,600	146
Happinet Corp.	14,200	146
Takiron Co. Ltd.	34,000	146
CONEXIO Corp.	14,500	146
Riken Technos Corp.	43,400	144
Toyo Kohan Co. Ltd.	44,800	144
^ Misawa Homes Co. Ltd.	24,000	144
Funai Electric Co. Ltd.	13,900	143
Shibusawa Warehouse Co. Ltd.	56,000	143
Shimizu Bank Ltd.	5,800	142
* Nippon Sharyo Ltd.	59,000	141
Nagatanien Holdings Co. Ltd.	16,000	141
Chori Co. Ltd.	10,000	140
* SWCC Showa Holdings Co. Ltd.	210,000	138
Aderans Co. Ltd.	19,800	138
GCA Savvian Corp.	11,800	137
Daikokutenbussan Co. Ltd.	4,000	137
Hakuto Co. Ltd.	11,700	136
Hokkaido Gas Co. Ltd.	59,000	136
Atsugi Co. Ltd.	139,000	135
JP-Holdings Inc.	51,400	135
Koatsu Gas Kogyo Co. Ltd.	26,000	133
Ateam Inc.	8,700	132
Zuiko Corp.	3,500	131
Sanoh Industrial Co. Ltd.	20,800	131
Mitsui High-Tec Inc.	22,500	131
Uchida Yoko Co. Ltd.	41,000	131
Mimasu Semiconductor Industry Co. Ltd.	13,900	130

46

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Arakawa Chemical Industries Ltd.	13,100	129
	Fuji Oil Co. Ltd.	41,600	129
	Mitsubishi Kakoki Kaisha Ltd.	52,000	129
	Organo Corp.	31,000	127
	Iwasaki Electric Co. Ltd.	62,000	126
	Cleanup Corp.	19,800	125
	Itochu-Shokuhin Co. Ltd.	3,600	125
	Parco Co. Ltd.	14,400	124
	Onoken Co. Ltd.	14,200	124
	Fujitsu Frontech Ltd.	9,600	124
	Yomiuri Land Co. Ltd.	36,000	124
	Mitsui Matsushima Co. Ltd.	126,000	124
	AOI Electronics Co. Ltd.	4,200	122
	Asahi Co. Ltd.	12,400	122
	Tatsuta Electric Wire and Cable Co. Ltd.	31,900	121
^	Japan Drilling Co. Ltd.	5,500	119
	Pasona Group Inc.	15,800	119
	Nihon Yamamura Glass Co. Ltd.	79,000	119
	Japan Transcity Corp.	33,000	118
	Tosho Printing Co. Ltd.	28,000	118
	Honeys Co. Ltd.	14,300	118
	Yushiro Chemical Industry Co. Ltd.	10,000	116
	Shiroki Corp.	40,000	116
	Takaoka Toko Co. Ltd.	9,800	115
	Sinanen Holdings Co. Ltd.	31,000	115
^	Nippon Coke & Engineering Co. Ltd.	137,400	114
	Teikoku Electric Manufacturing Co. Ltd.	16,600	114
	Seika Corp.	50,000	114
	Fuso Pharmaceutical Industries Ltd.	49,000	113
	Toho Co. Ltd.	6,100	112
	Chuetsu Pulp & Paper Co. Ltd.	63,000	112
*,^	WATAMI Co. Ltd.	15,900	111
	Zuken Inc.	11,900	111
^	Nihon Dempa Kogyo Co. Ltd.	15,800	110
	Dunlop Sports Co. Ltd.	11,000	110
*,^	Janome Sewing Machine Co. Ltd.	15,000	109
	Nippon Chemiphar Co. Ltd.	22,000	107
	Shinwa Co. Ltd.	7,600	106
	Sumitomo Precision Products Co. Ltd.	27,000	106
	Rhythm Watch Co. Ltd.	75,000	105
	T RAD Co. Ltd.	62,000	102
	Taiho Kogyo Co. Ltd.	8,900	102
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	28,000	102
	Hisaka Works Ltd.	13,300	102
	CMIC Holdings Co. Ltd.	8,200	102
	Mitsubishi Nichiyu Forklift Co. Ltd.	24,000	102
	Mitani Sekisan Co. Ltd.	7,400	101
	Mitsui Home Co. Ltd.	21,000	101
*	Kinki Sharyo Co. Ltd.	32,000	101
	Toko Inc.	35,000	100
	Tsutsumi Jewelry Co. Ltd.	5,000	99
	NEC Capital Solutions Ltd.	6,900	99
	Asunaro Aoki Construction Co. Ltd.	13,300	98
	Right On Co. Ltd.	10,300	98
	Kanaden Corp.	12,400	97
	Corona Corp. Class A	9,900	97
	Noritsu Koki Co. Ltd.	19,300	96
*,^	Aplus Financial Co. Ltd.	91,000	96
	KFC Holdings Japan Ltd.	5,000	95
	Toda Kogyo Corp.	35,000	94
	CAC Holdings Corp.	11,400	93
	Japan Radio Co. Ltd.	26,000	92
	Dai-ichi Seiko Co. Ltd.	7,000	92
	Future Architect Inc.	16,900	92

47

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^	Sankyo Seiko Co. Ltd.	24,100	92
	NDS Co. Ltd.	37,000	91
	Matsuda Sangyo Co. Ltd.	7,700	90
	Endo Lighting Corp.	8,600	87
^	Srg Takamiya Co. Ltd.	18,000	86
*,^	Shin Nippon Biomedical Laboratories Ltd.	17,300	86
	Gecoss Corp.	9,900	85
^	CMK Corp.	44,300	85
	Aeon Fantasy Co. Ltd.	5,200	84
	Kobelco Eco-Solutions Co. Ltd.	19,000	83
	Ichikoh Industries Ltd.	48,000	83
	Axell Corp.	7,300	82
	Daikoku Denki Co. Ltd.	6,400	82
	Toli Corp.	29,000	82
	Maezawa Kyuso Industries Co. Ltd.	6,300	80
	Inaba Seisakusho Co. Ltd.	7,500	80
	Hokkan Holdings Ltd.	31,000	79
	Kyosan Electric Manufacturing Co. Ltd.	28,000	79
	Gun-Ei Chemical Industry Co. Ltd.	32,000	78
	Nice Holdings Inc.	55,000	77
	Stella Chemifa Corp.	7,900	77
	Krosaki Harima Corp.	38,000	77
	Tomoku Co. Ltd.	35,000	75
	Chugai Ro Co. Ltd.	40,000	75
	Kourakuen Holdings Corp.	5,900	75
	Hodogaya Chemical Co. Ltd.	54,000	75
	Tokyo Electron Device Ltd.	5,700	73
^	Panasonic Industrial Devices SUNX Co. Ltd.	13,400	73
	Alpha Systems Inc.	4,300	72
	Fujikura Kasei Co. Ltd.	15,400	72
	Pocket Card Co. Ltd.	14,800	71
	Shimojima Co. Ltd.	7,900	68
	Pronexus Inc.	9,200	68
	Taisei Lamick Co. Ltd.	2,800	67
	Toa Oil Co. Ltd.	53,000	66
	Mory Industries Inc.	23,000	66
*	Yamada SxL Home Co. Ltd.	89,000	64
	Daisyo Corp.	5,400	64
	Kitano Construction Corp.	24,000	63
^	Asahi Organic Chemicals Industry Co. Ltd.	34,000	63
	Best Denki Co. Ltd.	54,800	62
	Tokyo Rakutenchi Co. Ltd.	15,000	62
	Showa Aircraft Industry Co. Ltd.	6,000	61
	Daidoh Ltd.	14,600	61
	Chuo Spring Co. Ltd.	25,000	60
*	Sanix Inc.	26,700	58
	Gakken Holdings Co. Ltd.	29,000	56
	Okura Industrial Co. Ltd.	19,000	54
	Takihyo Co. Ltd.	14,000	53
	Maezawa Kasei Industries Co. Ltd.	6,100	53
	ST Corp.	5,800	50
	Paris Miki Holdings Inc.	12,800	49
	Mitsubishi Research Institute Inc.	1,900	47
	Airport Facilities Co. Ltd.	9,900	45
	ValueCommerce Co. Ltd.	10,800	43
*	Kojima Co. Ltd.	17,000	40
*	Livesense Inc.	10,900	40
	Japan Pure Chemical Co. Ltd.	1,900	36
	Olympic Group Corp.	6,500	32
^	NIFTY Corp.	2,600	24
	Cybozu Inc.	7,400	19
*	FDK Corp.	14,000	14
	Ohara Inc.	2,500	12
*	Nissen Holdings Co. Ltd.	8,000	12

48

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Nippon Kasei Chemical Co. Ltd.	10,000	11
			3,304,347
New Zealand (0.6%)
	Spark New Zealand Ltd.	1,730,654	3,935
	Fletcher Building Ltd.	652,218	3,293
	Auckland International Airport Ltd.	846,432	3,006
	Fisher & Paykel Healthcare Corp. Ltd.	537,061	2,826
	Contact Energy Ltd.	694,306	2,436
	Ryman Healthcare Ltd.	389,149	2,077
	SKYCITY Entertainment Group Ltd.	557,853	1,510
^	Mighty River Power Ltd.	653,635	1,237
	SKY Network Television Ltd.	386,069	1,185
	Kiwi Property Group Ltd.	1,256,546	1,156
	Air New Zealand Ltd.	535,956	1,054
	Z Energy Ltd.	228,058	1,034
*	Xero Ltd.	90,399	976
	Trade Me Group Ltd.	378,800	937
	Infratil Ltd.	379,198	796
	Goodman Property Trust	957,261	780
	EBOS Group Ltd.	77,408	715
*	Chorus Ltd.	367,040	705
	Precinct Properties New Zealand Ltd.	778,436	642
^	Genesis Energy Ltd.	466,281	588
	Vector Ltd.	258,167	576
	Argosy Property Ltd.	754,843	574
	Summerset Group Holdings Ltd.	206,184	547
	Freightways Ltd.	130,889	522
	Nuplex Industries Ltd.	181,063	521
	Metlifecare Ltd.	115,629	349
	Vital Healthcare Property Trust	242,654	289
*	Diligent Corp.	71,374	288
	Heartland New Zealand Ltd.	318,266	269
	Warehouse Group Ltd.	145,129	268
	TOWER Ltd.	165,523	234
*	a2 Milk Co. Ltd.	421,683	217
	Kathmandu Holdings Ltd.	153,523	163
*	New Zealand Oil & Gas Ltd.	245,090	72
			35,777
Singapore (3.4%)
	DBS Group Holdings Ltd.	1,701,679	20,952
	Singapore Telecommunications Ltd.	6,989,909	19,785
	Oversea-Chinese Banking Corp. Ltd.	3,053,891	19,606
	United Overseas Bank Ltd.	1,148,067	16,641
	Keppel Corp. Ltd.	1,364,158	6,848
	CapitaLand Ltd.	2,420,158	5,324
	Global Logistic Properties Ltd.	2,923,873	4,655
	Wilmar International Ltd.	2,005,703	4,461
	Singapore Press Holdings Ltd.	1,521,217	4,321
	ComfortDelGro Corp. Ltd.	1,947,180	4,205
	Singapore Exchange Ltd.	789,460	4,147
	Singapore Airlines Ltd.	481,326	3,700
	Singapore Technologies Engineering Ltd.	1,502,955	3,538
	CapitaLand Mall Trust	2,471,712	3,491
	Genting Singapore plc	5,838,597	3,392
	City Developments Ltd.	564,713	3,195
	Ascendas REIT	1,874,494	3,187
	Suntec REIT	2,345,800	2,761
	Hutchison Port Holdings Trust	4,846,239	2,679
	Jardine Cycle & Carriage Ltd.	106,890	2,474
	Sembcorp Industries Ltd.	849,020	2,157
	UOL Group Ltd.	450,317	2,107
	CapitaLand Commercial Trust Ltd.	1,909,200	1,916
	Singapore Post Ltd.	1,389,700	1,878
	Yangzijiang Shipbuilding Holdings Ltd.	1,997,810	1,775

49

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Golden Agri-Resources Ltd.	6,190,363	1,719
	SATS Ltd.	598,000	1,617
^	Noble Group Ltd.	4,286,204	1,540
	StarHub Ltd.	577,367	1,479
	Venture Corp. Ltd.	240,200	1,417
^	Sembcorp Marine Ltd.	795,366	1,326
	Mapletree Industrial Trust	1,161,600	1,264
	Mapletree Greater China Commercial Trust	1,758,200	1,248
	Mapletree Commercial Trust	1,244,400	1,213
	Keppel REIT	1,750,900	1,204
	Mapletree Logistics Trust	1,384,000	1,007
	Raffles Medical Group Ltd.	272,400	835
	Asian Pay Television Trust	1,325,900	747
	Starhill Global REIT	1,273,100	735
	Frasers Centrepoint Trust	524,400	731
	Olam International Ltd.	513,600	731
^	SMRT Corp. Ltd.	667,400	695
^	Keppel Infrastructure Trust	1,870,500	694
	United Engineers Ltd.	455,800	644
^	Ezion Holdings Ltd.	1,291,400	640
	Genting Hong Kong Ltd.	2,017,100	635
	M1 Ltd.	312,000	632
	Ascott Residence Trust	731,500	631
*,^	Neptune Orient Lines Ltd.	866,800	615
	SIA Engineering Co. Ltd.	213,200	607
^	First Resources Ltd.	452,600	605
	CDL Hospitality Trusts	608,000	588
	Frasers Commercial Trust	542,400	530
	CapitaLand Retail China Trust	482,900	523
	Cambridge Industrial Trust	1,197,900	521
^	Yanlord Land Group Ltd.	697,100	518
^	SIIC Environment Holdings Ltd.	854,600	518
	Wing Tai Holdings Ltd.	401,200	499
*	Biosensors International Group Ltd.	1,018,500	495
	Cache Logistics Trust	679,000	486
^	Frasers Centrepoint Ltd.	404,500	470
	First REIT	473,600	419
	OUE Hospitality Trust	715,800	416
	Far East Hospitality Trust	843,100	403
^	Ascendas India Trust	635,400	397
	Lippo Malls Indonesia Retail Trust	1,697,300	387
	Soilbuild Business Space REIT	668,300	381
	Ascendas Hospitality Trust	781,900	379
2	ARA Asset Management Ltd.	374,200	376
	Keppel DC REIT	501,500	372
	Religare Health Trust	497,800	353
	Accordia Golf Trust	749,200	342
	SPH REIT	509,100	341
	Sabana Shari'ah Compliant Industrial REIT	620,800	337
	OUE Ltd.	258,400	330
	Silverlake Axis Ltd.	769,700	315
*,^	Yoma Strategic Holdings Ltd.	1,027,500	313
^	COSCO Corp. Singapore Ltd.	1,089,601	292
*	Perennial Real Estate Holdings Ltd.	409,200	289
	Croesus Retail Trust	483,600	288
	GuocoLeisure Ltd.	430,000	274
	Hyflux Ltd.	519,400	251
	Super Group Ltd.	384,800	247
*	China Everbright Water Ltd.	469,100	237
^	Sarine Technologies Ltd.	206,500	230
*,^	Tiger Airways Holdings Ltd.	1,076,500	222
^	OSIM International Ltd.	221,900	215
	Midas Holdings Ltd.	922,100	206
	Indofood Agri Resources Ltd.	443,700	180

50

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Bumitama Agri Ltd.	291,300	167
*	Ezra Holdings Ltd.	1,786,900	156
	Raffles Education Corp. Ltd.	688,600	138
*,^	Vard Holdings Ltd.	502,700	136
	CSE Global Ltd.	316,600	112
	Keppel Telecommunications & Transportation Ltd.	105,000	108
	Boustead Singapore Ltd.	157,900	108
*	Ying Li International Real Estate Ltd.	680,500	89
*	Gallant Venture Ltd.	512,200	84
*	China Fishery Group Ltd.	754,600	49
	GMG Global Ltd.	99,300	27
	Hi-P International Ltd.	30,100	11
	Swiber Holdings Ltd.	59,500	11
*	Boustead Projects Ltd.	9,900	6
			189,548
South Korea (11.4%)
	Samsung Electronics Co. Ltd.	100,995	120,982
	Samsung Electronics Co. Ltd. Preference Shares	18,655	19,456
	Hyundai Motor Co.	138,055	18,863
	Shinhan Financial Group Co. Ltd.	433,584	16,503
	SK Hynix Inc.	520,799	13,913
	NAVER Corp.	25,589	13,422
	Hyundai Mobis Co. Ltd.	62,787	13,204
	Kia Motors Corp.	246,849	12,047
	KB Financial Group Inc.	367,980	11,656
	LG Chem Ltd.	41,700	11,053
	Korea Electric Power Corp.	243,866	10,980
	KT&G Corp.	105,700	10,563
	POSCO	64,762	10,390
	Samsung Fire & Marine Insurance Co. Ltd.	37,001	10,357
	Amorepacific Corp.	30,143	9,923
*	Samsung C&T Corp.	66,695	9,019
	SK Holdings Co. Ltd.	34,010	7,934
	Samsung Life Insurance Co. Ltd.	73,835	7,047
	LG Household & Health Care Ltd.	8,379	6,933
	Hana Financial Group Inc.	282,763	6,864
	Samsung SDS Co. Ltd.	27,244	6,125
	SK Innovation Co. Ltd.	58,319	6,015
	SK Telecom Co. Ltd.	24,667	5,227
	LG Corp.	85,464	4,945
	Samsung SDI Co. Ltd.	52,312	4,860
*,^	Celltrion Inc.	67,347	4,514
	LG Electronics Inc.	103,309	4,437
	LG Display Co. Ltd.	214,371	4,085
	Korea Zinc Co. Ltd.	9,428	3,917
	Kangwon Land Inc.	102,343	3,794
	Coway Co. Ltd.	50,935	3,786
	AMOREPACIFIC Group	26,871	3,763
	E-MART Inc.	19,997	3,720
	Korea Aerospace Industries Ltd.	47,061	3,695
	Hyundai Heavy Industries Co. Ltd.	42,411	3,518
	Hyundai Motor Co. 2nd Preference Shares	34,219	3,416
	Hyundai Steel Co.	72,455	3,289
^	Kakao Corp.	32,599	3,234
	Orion Corp.	3,788	3,187
	Industrial Bank of Korea	250,475	3,064
	Hyundai Glovis Co. Ltd.	17,462	3,006
	BNK Financial Group Inc.	245,139	2,999
^	Hotel Shilla Co. Ltd.	31,003	2,975
	Samsung Electro-Mechanics Co. Ltd.	51,872	2,951
	Lotte Chemical Corp.	13,866	2,894
	NCSoft Corp.	16,984	2,810
	Dongbu Insurance Co. Ltd.	46,530	2,791
	Hankook Tire Co. Ltd.	71,267	2,724

51

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*,^	Hanmi Pharm Co. Ltd.	5,894	2,648
	CJ Corp.	12,526	2,636
	Woori Bank	281,690	2,444
	S-Oil Corp.	39,950	2,389
	Hyundai Development Co-Engineering & Construction	57,818	2,317
	Samsung Securities Co. Ltd.	54,742	2,300
	Hyosung Corp.	22,047	2,246
*	KT Corp.	83,952	2,173
	GS Holdings Corp.	49,008	2,147
	CJ CheilJedang Corp.	6,996	2,138
	Hyundai Motor Co. Preference Shares	21,632	2,085
	Hyundai Engineering & Construction Co. Ltd.	68,988	2,077
	Lotte Shopping Co. Ltd.	10,204	2,064
^	Samsung Heavy Industries Co. Ltd.	170,768	1,976
	Korea Investment Holdings Co. Ltd.	36,911	1,964
	Hanssem Co. Ltd.	9,560	1,949
	LG Uplus Corp.	202,528	1,938
	KCC Corp.	5,267	1,877
	Yuhan Corp.	7,578	1,873
	KEPCO Plant Service & Engineering Co. Ltd.	20,145	1,835
	Hyundai Wia Corp.	15,322	1,789
	Hyundai Marine & Fire Insurance Co. Ltd.	58,918	1,753
	S-1 Corp.	20,145	1,748
	Daewoo Securities Co. Ltd.	176,622	1,704
	Daelim Industrial Co. Ltd.	26,081	1,699
*	Amorepacific Corp. Preference Shares	9,970	1,683
	Hyundai Department Store Co. Ltd.	14,700	1,611
	Medy-Tox Inc.	3,788	1,606
*,^	ViroMed Co. Ltd.	11,424	1,573
	Hanwha Corp.	46,057	1,504
	Hanwha Life Insurance Co. Ltd.	200,585	1,492
	Hanwha Chemical Corp.	76,651	1,479
*	BGF retail Co. Ltd.	9,540	1,417
	DGB Financial Group Inc.	151,606	1,405
	Lotte Confectionery Co. Ltd.	781	1,360
	LG Chem Ltd. Preference Shares	7,204	1,357
	Meritz Securities Co. Ltd.	298,958	1,327
	Shinsegae Co. Ltd.	6,525	1,324
*	CJ E&M Corp.	17,966	1,315
*,^	Hanmi Science Co. ltd	10,954	1,250
^	OCI Co. Ltd.	17,265	1,235
^	Hanwha Techwin Co. Ltd.	37,954	1,234
	Hanon Systems	31,331	1,232
	Youngone Corp.	28,699	1,203
^	Hyundai Greenfood Co. Ltd.	57,696	1,201
*	CJ Korea Express Co. Ltd.	6,764	1,152
	Lotte Chilsung Beverage Co. Ltd.	575	1,125
	Ottogi Corp.	1,222	1,119
^	CJ CGV Co. Ltd.	12,019	1,089
*,^	Daewoo Engineering & Construction Co. Ltd.	191,609	1,088
^	LG Innotek Co. Ltd.	13,443	1,086
	Samsung Card Co. Ltd.	31,851	1,078
	Woori Investment & Securities Co. Ltd.	122,543	1,076
*	Cheil Worldwide Inc.	60,772	1,060
	Korean Reinsurance Co.	85,906	1,020
	Korea Kolmar Co. Ltd.	12,983	1,016
	Doosan Corp.	10,373	1,003
	Hyundai Securities Co. Ltd.	162,838	980
*	Korean Air Lines Co. Ltd.	36,360	980
	NongShim Co. Ltd.	3,012	971
	Korea Gas Corp.	25,874	963
*,^	Com2uSCorp	9,411	948
	Cosmax Inc.	5,623	945
	SK Networks Co. Ltd.	152,386	942

52

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Green Cross Holdings Corp.	25,948	926
	Hana Tour Service Inc.	8,133	893
^	Kolon Industries Inc.	16,224	883
*,^	Kumho Tire Co. Inc.	144,223	872
*,^	GS Engineering & Construction Corp.	42,403	859
	Dongsuh Cos. Inc.	29,060	856
	KB Insurance Co. Ltd.	36,713	855
^	SK Chemicals Co. Ltd.	14,334	849
^	LG Hausys Ltd.	5,724	847
	Kumho Petrochemical Co. Ltd.	16,485	832
	Doosan Heavy Industries & Construction Co. Ltd.	45,852	824
*	LG Household & Health Care Ltd. Preference Shares	1,983	823
	Green Cross Corp.	5,145	813
	Mando Corp.	6,224	808
^	Paradise Co. Ltd.	42,914	808
	Fila Korea Ltd.	9,013	788
^	Hansae Co. Ltd.	15,706	769
	Samyang Holdings Corp.	5,488	763
	Daewoo International Corp.	43,385	755
*,^	NHN Entertainment Corp.	15,094	734
	GS Retail Co. Ltd.	14,578	732
*	Ssangyong Cement Industrial Co. Ltd.	45,510	720
	LG International Corp.	23,116	704
^	Meritz Fire & Marine Insurance Co. Ltd.	49,317	695
*,^	Doosan Infracore Co. Ltd.	125,690	686
^	Eo Technics Co. Ltd.	7,757	673
*,^	Komipharm International Co. Ltd.	27,921	646
	LS Industrial Systems Co. Ltd.	14,436	627
	SKC Co. Ltd.	18,627	624
*,^	GemVax & Kael Co. Ltd.	24,071	622
*,^	HLB Inc.	29,094	619
	Ilyang Pharmaceutical Co. Ltd.	12,364	602
	LS Corp.	17,746	600
^	Hyundai Mipo Dockyard Co. Ltd.	9,586	600
*,^	Hanjin Shipping Co. Ltd.	134,969	591
*,^	LG Life Sciences Ltd.	10,985	588
*	Osstem Implant Co. Ltd.	10,083	587
*,^	SM Entertainment Co.	14,660	586
	Hyundai Home Shopping Network Corp.	5,494	586
^	Seoul Semiconductor Co. Ltd.	35,325	584
^	Hite Jinro Co. Ltd.	28,630	573
	Korea Electric Terminal Co. Ltd.	6,627	572
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	93,747	570
*	Pan Ocean Co. Ltd.	161,904	569
^	LOTTE Himart Co. Ltd.	11,174	567
*	Huons Co. Ltd.	6,953	562
	Kolon Life Science Inc.	3,990	561
^	Lotte Food Co. Ltd.	713	560
	iMarketKorea Inc.	21,549	559
	KIWOOM Securities Co. Ltd.	10,945	559
*,^	Medipost Co. Ltd.	6,563	555
^	Samsung Fine Chemicals Co. Ltd.	16,740	551
*,^	Samlip General Foods Co. Ltd.	2,233	549
*,^	Muhak Co. Ltd.	12,868	541
	JB Financial Group Co. Ltd.	101,792	529
	Young Poong Corp.	472	518
	Taekwang Industrial Co. Ltd.	529	515
	Daou Technology Inc.	22,937	496
	Daesang Corp.	18,242	495
^	Grand Korea Leisure Co. Ltd.	17,567	487
^	Hanjin Kal Corp.	25,127	479
	LF Corp.	17,162	476
	Mirae Asset Securities Co. Ltd.	21,172	474
*,^	Seegene Inc.	13,584	467

53

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	S&T Motiv Co. Ltd.	7,192	457
^	Hansol Chemical Co. Ltd.	7,768	455
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,532	445
*,^	Webzen Inc.	15,711	445
	Dong-A ST Co. Ltd.	4,073	441
*	InBody Co. Ltd.	10,234	440
*,^	Hyundai Merchant Marine Co. Ltd.	84,118	439
*,^	Chabiotech Co. Ltd.	32,644	438
	Handsome Co. Ltd.	12,902	438
	Korea Real Estate Investment & Trust Co. Ltd.	151,848	436
	Hanjin Transportation Co. Ltd.	11,242	436
	GS Home Shopping Inc.	2,912	433
	CJ O Shopping Co. Ltd.	2,793	432
*,^	Amicogen Inc.	7,386	430
*,^	Hyundai Livart Furniture Co. Ltd.	9,784	429
*,^	Hyundai Elevator Co. Ltd.	9,327	428
	Korea PetroChemical Ind Co. Ltd.	2,689	413
*,^	Samsung Engineering Co. Ltd.	26,062	413
*	iNtRON Biotechnology Inc.	11,078	409
^	KEPCO Engineering & Construction Co. Inc.	13,462	401
	Poongsan Corp.	17,774	399
*	Wonik IPS Co. Ltd.	48,595	399
	OCI Materials Co. Ltd.	4,893	396
*,^	Loen Entertainment Inc.	5,746	393
*,^	Kumho Industrial Co. Ltd.	25,549	390
	Tongyang Life Insurance Co. Ltd.	31,110	380
	Hankook Tire Worldwide Co. Ltd.	23,580	380
	Bukwang Pharmaceutical Co. Ltd.	17,365	380
	Nexen Tire Corp.	32,546	376
*	Hanwha General Insurance Co. Ltd.	56,693	373
	Dong-A Socio Holdings Co. Ltd.	2,617	373
^	YG Entertainment Inc.	9,383	372
	Interpark Holdings Corp.	36,083	368
	Hanil Cement Co. Ltd.	3,546	365
^	KONA I Co. Ltd.	11,398	364
*,^	Sansung Life & Science Co. Ltd.	11,056	363
	Hyundai Corp.	12,335	360
*	Asiana Airlines Inc.	84,959	360
	AK Holdings Inc.	4,761	358
	Binggrae Co. Ltd.	5,968	357
	Halla Holdings Corp.	7,070	352
	Dongwon F&B Co. Ltd.	1,066	352
*	Hansol Technics Co. Ltd.	16,017	351
	Meritz Financial Group Inc.	27,226	348
	LG Electronics Inc. Preference Shares	16,228	348
	Dongwon Industries Co. Ltd.	1,228	345
^	SFA Engineering Corp.	8,920	342
*	Korea Kolmar Holdings Co. Ltd.	5,897	340
^	Cuckoo Electronics Co. Ltd.	1,552	339
	DuzonBizon Co. Ltd.	17,697	332
^	Partron Co. Ltd.	37,918	325
^	Dongkuk Steel Mill Co. Ltd.	54,235	324
*,^	WeMade Entertainment Co. Ltd.	7,992	319
	JW Pharmaceutical Corp.	10,477	317
^	Chong Kun Dang Pharmaceutical Corp.	5,708	317
*	IS Dongseo Co. Ltd.	8,480	315
	Namyang Dairy Products Co. Ltd.	425	313
^	Crown Confectionery Co. Ltd.	608	312
	Youngone Holdings Co. Ltd.	4,909	309
	Huchems Fine Chemical Corp.	18,841	309
*,^	Binex Co. Ltd.	21,825	308
*,^	Gamevil Inc.	4,186	307
*,^	Cell Biotech Co. Ltd.	5,481	302
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	298

54

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^	Hyundai Rotem Co. Ltd.	20,921	297
^	Kolao Holdings	25,107	297
*,^	Genexine Co. Ltd.	3,993	296
*,^	Ssangyong Motor Co.	40,269	292
	LEENO Industrial Inc.	7,622	291
	Daishin Securities Co. Ltd.	31,136	285
*,^	Humedix Co. Ltd.	4,909	284
*,^	China Ocean Resources Co. Ltd.	72,149	283
	Koh Young Technology Inc.	9,743	283
	Daewoong Pharmaceutical Co. Ltd.	4,186	277
*,^	Seobu T&D	14,052	276
*	Yuanta Securities Korea Co. Ltd.	78,425	272
*	i-SENS Inc.	8,269	267
	Soulbrain Co. Ltd.	7,671	267
*,^	COSON Co. Ltd.	13,322	266
*	Hansol Paper Co. Ltd.	14,715	265
*,^	Dae Hwa Pharmaceutical Co. Ltd.	10,363	261
*	Lutronic Corp.	6,830	261
*,^	Naturalendo Tech Co. Ltd.	12,905	261
	KISWIRE Ltd.	7,200	260
	Seah Besteel Corp.	10,317	259
	Hankook Shell Oil Co. Ltd.	578	257
^	Cosmax BTI Inc	4,116	256
*	NS Shopping Co. Ltd.	1,499	255
^	Agabang&Company	22,329	255
^	SK Gas Ltd.	3,383	253
	Hancom Inc.	13,852	252
*	SK Securities Co. Ltd.	245,171	250
*,^	Samsung Pharmaceutical Co. Ltd.	21,901	246
	POSCO Chemtech Co. Ltd.	19,572	246
*	CJ CheilJedang Corp. Preference Shares	1,253	244
	CJ Hellovision Co. Ltd.	25,660	244
*	Green Cross Cell Corp.	5,374	242
	Sungwoo Hitech Co. Ltd.	31,431	242
	Maeil Dairy Industry Co. Ltd.	6,926	237
	Samchully Co. Ltd.	2,610	234
	KT Skylife Co. Ltd.	13,988	229
	KH Vatec Co. Ltd.	12,932	228
	Silicon Works Co. Ltd.	7,665	227
	Humax Co. Ltd.	14,878	225
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	57,114	222
	Daekyo Co. Ltd.	27,547	221
	Posco ICT Co. Ltd.	50,296	220
*,^	Dongbu HiTek Co. Ltd.	20,831	220
^	Chongkundang Holdings Corp.	3,115	216
*	JW Holdings Corp.	28,944	216
*	Coreana Cosmetics Co. Ltd.	22,740	209
	S&T Dynamics Co. Ltd.	17,174	209
	SL Corp.	13,785	205
	Ahnlab Inc.	5,591	203
*,^	Pharmicell Co. Ltd.	47,087	202
	Able C&C Co. Ltd.	9,115	196
*	GOLFZON Co. Ltd.	2,203	192
*,^	Korea Line Corp.	10,864	192
	Kolon Corp.	3,425	191
*	Taeyoung Engineering & Construction Co. Ltd.	36,177	186
	KISCO Corp.	4,359	185
	E1 Corp.	2,974	180
*	Neowiz Games Corp.	11,282	180
*,^	Foosung Co. Ltd.	48,122	176
	Hansol Holdings Co. Ltd.	28,037	176
^	Lock&Lock Co. Ltd.	15,389	164
	Namhae Chemical Corp.	18,610	164
	Hanwha Investment & Securities Co. Ltd.	41,357	162

55

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	DY Corp.	25,319	153
*	Kwangju Bank	21,375	152
	Sindoh Co. Ltd.	2,837	152
	Dae Han Flour Mills Co. Ltd.	842	143
	SeAH Steel Corp.	2,547	143
	Daeduck Electronics Co.	21,910	141
	Kyobo Securities Co. Ltd.	16,417	141
*	Woongjin Thinkbig Co. Ltd.	19,431	139
*	Jusung Engineering Co. Ltd.	32,397	139
*	Eugene Investment & Securities Co. Ltd.	56,837	138
	SBS Media Holdings Co. Ltd.	40,062	136
	Samyang Corp.	1,445	131
	Sung Kwang Bend Co. Ltd.	15,908	130
	Youlchon Chemical Co. Ltd.	12,047	130
	Daeduck GDS Co. Ltd.	15,142	129
	Hanil E-Hwa Co. Ltd.	12,026	128
	Daishin Securities Co. Ltd. Preference Shares	19,354	124
*	TK Corp.	12,269	121
*,^	STS Semiconductor & Telecommunications	49,016	117
*,^	Insun ENT Co. Ltd.	24,551	117
*	Eusu Holdings Co. Ltd.	15,078	116
*	Duk San Neolux Co. Ltd.	5,604	112
*,^	CUROCOM Co. Ltd.	69,635	111
*	Taewoong Co. Ltd.	8,132	106
	Seoyon Co. Ltd.	9,429	101
*,^	KTB Investment & Securities Co. Ltd.	44,088	98
	MegaStudy Co. Ltd.	2,433	96
^	GOLFZONYUWONHOLDINGS Co. Ltd.	13,382	95
*	Duksan Hi-Metal Co. Ltd.	12,546	93
*	NEPES Corp.	15,206	88
^	Iljin Display Co. Ltd.	14,709	88
	INTOPS Co. Ltd.	5,617	83
*	3S Korea Co. Ltd.	38,610	81
*,^	Doosan Engine Co. Ltd.	23,830	80
	Lumens Co. Ltd.	22,109	79
*	Interflex Co. Ltd.	7,133	78
*,^	SK Communications Co. Ltd.	10,417	74
	Hitejinro Holdings Co. Ltd.	6,100	73
	Sam Young Electronics Co. Ltd.	6,604	72
*	Mirae Asset Securities Co. Ltd. Rights Exp. 11/05/2015	22,642	54
	EG Corp.	4,686	50
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	6,698	39
	Dongbu Securities Co. Ltd.	10,739	38
*	MegaStudyEdu Co. Ltd.	616	35
	ICD Co. Ltd.	3,888	21
	Kumho Electric Co. Ltd.	1,195	18
*	SK Chemicals Co Ltd Rights Exp. 12/04/2015	1,942	16
			631,877
Total Common Stocks (Cost $6,647,650)			5,534,095

56

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2015

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.8%)[1]
Money Market Fund (2.7%)
3,4	Vanguard Market Liquidity Fund	0.207%		147,318,927	147,319

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.180%	11/4/15	1,500	1,500
5	Federal Home Loan Bank Discount Notes	0.200%	11/18/15	1,300	1,300
6,7	Freddie Mac Discount Notes	0.245%	1/5/16	3,000	2,999
					5,799
Total Temporary Cash Investments (Cost $153,118)					153,118
Total Investments (102.5%) (Cost $6,800,768)					5,687,213
Other Assets and Liabilities—Net (-2.5%)[4]					(137,014)
Net Assets (100%)					5,550,199

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $137,375,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $3,108,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $147,319,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

57

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA720 122015

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (2.2%)
Commonwealth Bank of Australia	313,715	17,175
Westpac Banking Corp. Primary Ticker	590,048	13,192
National Australia Bank Ltd.	500,660	10,668
Australia & New Zealand Banking Group Ltd.	534,080	10,276
BHP Billiton Ltd.	613,548	10,079
CSL Ltd.	92,919	6,171
Wesfarmers Ltd.	188,854	5,278
Macquarie Group Ltd.	76,952	4,652
Woolworths Ltd.	247,502	4,257
Brambles Ltd.	475,297	3,520
Woodside Petroleum Ltd.	164,363	3,455
Rio Tinto Ltd.	79,617	2,848
Telstra Corp. Ltd.	693,685	2,672
Scentre Group	827,345	2,444
Westfield Corp.	330,367	2,416
Transurban Group	317,537	2,365
Insurance Australia Group Ltd.	592,225	2,352
QBE Insurance Group Ltd.	242,776	2,258
Suncorp Group Ltd.	239,843	2,224
AMP Ltd.	530,930	2,171
Amcor Ltd.	194,634	1,883
* Newcrest Mining Ltd.	188,251	1,635
AGL Energy Ltd.	123,762	1,477
Vicinity Centers	655,997	1,362
Aurizon Holdings Ltd.	364,493	1,344
Origin Energy Ltd.	322,922	1,268
Orica Ltd.	106,194	1,249
Goodman Group	280,806	1,216
Oil Search Ltd.	217,566	1,214
APA Group	185,000	1,214
Stockland	401,709	1,160
Ramsay Health Care Ltd.	24,153	1,060
* South32 Ltd.	1,023,471	1,058
Sonic Healthcare Ltd.	72,045	991
James Hardie Industries plc	75,161	981
Caltex Australia Ltd.	43,097	962
Asciano Ltd.	163,578	954
GPT Group	269,880	913
ASX Ltd.	30,451	896
Dexus Property Group	152,729	843
Santos Ltd.	200,281	835
Medibank Pvt Ltd.	493,666	831
Lend Lease Group	86,201	800
Sydney Airport	168,668	776
Incitec Pivot Ltd.	265,656	749
Mirvac Group	569,979	734
Tatts Group Ltd.	247,931	700
DUET Group	403,596	679
Aristocrat Leisure Ltd.	100,897	671
Treasury Wine Estates Ltd.	129,134	652
Computershare Ltd.	83,750	646
Cochlear Ltd.	9,588	608
Coca-Cola Amatil Ltd.	90,965	591
Crown Resorts Ltd.	70,220	574
Challenger Ltd.	97,519	573
Flight Centre Travel Group Ltd.	20,734	561
* Westpac Banking Corp.	25,075	544
GUD Holdings Ltd.	92,061	528
Bank of Queensland Ltd.	55,281	515
SEEK Ltd.	56,411	512
Bendigo & Adelaide Bank Ltd.	64,180	490

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Tabcorp Holdings Ltd.	143,747	484
Echo Entertainment Group Ltd.	130,400	475
Healthscope Ltd.	243,627	469
* Qantas Airways Ltd.	158,537	447
TPG Telecom Ltd.	56,096	443
Boral Ltd.	114,861	442
Reject Shop Ltd.	50,277	412
^ Fortescue Metals Group Ltd.	266,879	392
Spotless Group Holdings Ltd.	257,439	391
Ansell Ltd.	24,880	354
AusNet Services	331,515	342
CIMIC Group Ltd.	16,745	331
Domino's Pizza Enterprises Ltd.	9,546	318
WorleyParsons Ltd.	67,368	313
Orora Ltd.	184,434	308
Recall Holdings Ltd.	56,290	308
IOOF Holdings Ltd.	45,775	302
Iluka Resources Ltd.	64,898	297
Magellan Financial Group Ltd.	18,373	295
Alumina Ltd.	374,493	290
REA Group Ltd.	8,499	287
Veda Group Ltd.	145,800	272
BlueScope Steel Ltd.	85,589	269
Fairfax Media Ltd.	394,420	266
ALS Ltd.	72,094	265
BT Investment Management Ltd.	32,452	262
DuluxGroup Ltd.	62,104	261
Harvey Norman Holdings Ltd.	87,226	248
carsales.com Ltd.	35,013	245
M2 Group Ltd.	32,084	227
Charter Hall Group	69,676	223
Investa Office Fund	75,706	218
Nine Entertainment Co. Holdings Ltd.	190,200	210
Northern Star Resources Ltd.	105,349	206
BWP Trust	89,415	205
ARB Corp. Ltd.	19,394	205
Qube Holdings Ltd.	125,155	203
Sirtex Medical Ltd.	7,462	203
* Australian Agricultural Co. Ltd.	187,667	202
IRESS Ltd.	29,801	200
InvoCare Ltd.	24,361	193
Shopping Centres Australasia Property Group	128,582	189
Adelaide Brighton Ltd.	62,069	186
Downer EDI Ltd.	73,111	185
* Burson Group Ltd.	72,743	185
Macquarie Atlas Roads Group	63,433	183
Primary Health Care Ltd.	69,027	183
Aveo Group	83,081	182
^ Vocus Communications Ltd.	39,140	182
Sandfire Resources NL	38,621	175
JB Hi-Fi Ltd.	13,341	171
Evolution Mining Ltd.	169,856	169
Sims Metal Management Ltd.	23,894	168
Village Roadshow Ltd.	30,616	164
GrainCorp Ltd. Class A	25,389	164
Cromwell Property Group	226,795	163
Super Retail Group Ltd.	23,090	159
Nufarm Ltd.	26,632	159
Perpetual Ltd.	4,888	157
OZ Minerals Ltd.	50,109	156
Ardent Leisure Group	77,614	154
Platinum Asset Management Ltd.	29,340	153
Navitas Ltd.	50,787	152
CSR Ltd.	77,533	152

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Abacus Property Group	62,402	146
	nib holdings Ltd.	54,642	141
	Charter Hall Retail REIT	45,936	139
	Mantra Group Ltd.	46,106	136
	Estia Health Ltd.	25,174	133
	UXC Ltd.	147,016	126
	Sigma Pharmaceuticals Ltd.	209,696	126
^	G8 Education Ltd.	58,334	124
	iSentia Group Ltd.	40,814	120
	Independence Group NL	60,762	120
*	APN News & Media Ltd.	329,391	120
	Brickworks Ltd.	11,518	119
	Select Harvests Ltd.	16,297	118
	Regis Healthcare Ltd.	27,703	116
	GWA Group Ltd.	65,018	115
	Metcash Ltd.	129,865	110
^	Slater & Gordon Ltd.	55,852	109
*	Highfield Resources Ltd.	94,587	104
	Programmed Maintenance Services Ltd.	48,054	99
	Genworth Mortgage Insurance Australia Ltd.	50,887	98
	Premier Investments Ltd.	9,643	94
	Seven West Media Ltd.	191,420	92
	Steadfast Group Ltd.	85,557	92
	SAI Global Ltd.	29,194	91
*	Mayne Pharma Group Ltd.	115,565	84
	Beach Energy Ltd.	182,176	83
	Asaleo Care Ltd.	64,802	81
	OzForex Group Ltd.	39,620	80
	Western Areas Ltd.	46,674	79
*	Whitehaven Coal Ltd.	109,265	79
	Retail Food Group Ltd.	22,951	75
	Growthpoint Properties Australia Ltd.	33,836	74
*,^	Liquefied Natural Gas Ltd.	69,122	72
	Pact Group Holdings Ltd.	19,616	71
	Ingenia Communities Group	217,755	71
^	Seven Group Holdings Ltd.	19,431	69
	Breville Group Ltd.	14,492	68
	Folkestone Education Trust	41,409	66
	Australian Pharmaceutical Industries Ltd.	45,992	65
	Automotive Holdings Group Ltd.	21,030	64
	Myer Holdings Ltd.	93,405	63
	Technology One Ltd.	22,813	63
	Mineral Resources Ltd.	20,222	62
	Cover-More Group Ltd.	37,846	62
	Transpacific Industries Group Ltd.	126,486	61
	Altium Ltd.	18,786	60
	National Storage REIT	51,828	58
	Japara Healthcare Ltd.	26,153	58
*	Saracen Mineral Holdings Ltd.	138,314	57
	Hotel Property Investments	30,663	56
*,^	Mesoblast Ltd.	23,196	56
	Cardno Ltd.	24,848	54
	Monadelphous Group Ltd.	10,830	53
	Credit Corp. Group Ltd.	8,434	53
	Sunland Group Ltd.	46,201	52
	Southern Cross Media Group Ltd.	74,133	52
	New Hope Corp. Ltd.	38,080	52
^	FlexiGroup Ltd.	23,453	51
	SMS Management & Technology Ltd.	14,483	51
*	Karoon Gas Australia Ltd.	40,339	50
	Astro Japan Property Group	13,425	50
*	Virgin Australia Holdings Ltd.	143,665	49
	Greencross Ltd.	10,999	49
	Regis Resources Ltd.	32,830	48

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	GDI Property Group	75,397	48
*	Syrah Resources Ltd.	21,577	48
*	NEXTDC Ltd.	25,198	46
	McMillan Shakespeare Ltd.	5,068	45
*	Pacific Brands Ltd.	86,743	44
	Tassal Group Ltd.	14,474	43
*	AWE Ltd.	93,461	42
*	Senex Energy Ltd.	319,614	42
*	iProperty Group Ltd.	16,531	41
*	Transfield Services Ltd.	57,532	41
	Bega Cheese Ltd.	9,644	40
	TFS Corp. Ltd.	31,364	39
	Webjet Ltd.	10,804	39
*	Drillsearch Energy Ltd.	68,448	38
*	Billabong International Ltd.	71,794	38
	UGL Ltd.	22,674	37
	Tox Free Solutions Ltd.	16,304	33
	Ainsworth Game Technology Ltd.	14,747	33
	MACA Ltd.	54,308	33
	Virtus Health Ltd.	7,125	32
*	Arrium Ltd.	450,831	32
	STW Communications Group Ltd.	58,559	31
	RCR Tomlinson Ltd.	18,116	30
*	CuDeco Ltd.	35,034	28
	ERM Power Ltd.	23,151	27
*	Ten Network Holdings Ltd. (XASX)	229,769	27
*	Paladin Energy Ltd.	153,176	27
	Thorn Group Ltd.	17,486	26
	Cabcharge Australia Ltd.	13,013	26
*	Energy World Corp. Ltd.	133,434	24
	Cedar Woods Properties Ltd.	7,313	22
	Capitol Health Ltd.	76,464	21
*	Macmahon Holdings Ltd.	297,544	21
*	Bradken Ltd.	29,923	20
*	Lynas Corp. Ltd.	437,604	18
*,^	Mount Gibson Iron Ltd.	105,993	16
	Hills Ltd.	48,111	15
*	Resolute Mining Ltd.	53,798	14
	Acrux Ltd.	27,063	14
*	Troy Resources Ltd.	60,145	14
*	Horizon Oil Ltd.	149,601	13
	MMA Offshore Ltd.	40,368	12
*	Sundance Energy Australia Ltd.	55,714	12
*	Starpharma Holdings Ltd.	23,801	12
*	Perseus Mining Ltd.	41,674	11
	Cash Converters International Ltd.	29,337	11
*	Buru Energy Ltd.	42,599	9
	Beadell Resources Ltd.	77,976	9
	Dick Smith Holdings Ltd.	14,824	7
*	Energy Resources of Australia Ltd.	29,019	7
*	Medusa Mining Ltd.	17,452	7
*	Tiger Resources Ltd.	129,407	6
*	Ten Network Holdings Ltd.	43,470	5
	Ausdrill Ltd.	19,488	5
	Decmil Group Ltd.	5,745	4
*	S2 Resources Ltd.	17,545	2
*	Atlas Iron Ltd.	61,964	1
*	BGP Holdings PLC	197,753	—
*	Jacana Minerals Ltd.	5,347	—
			170,573
Austria (0.1%)
	voestalpine AG	37,558	1,358
*	Erste Group Bank AG	45,386	1,329
	OMV AG	22,760	606

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	ANDRITZ AG	11,167	562
*	IMMOFINANZ AG	151,773	389
	Wienerberger AG	20,167	371
*	Raiffeisen Bank International AG	19,457	307
	BUWOG AG	10,838	230
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,782	185
	CA Immobilien Anlagen AG	9,175	180
	UNIQA Insurance Group AG	17,732	165
	Oesterreichische Post AG	4,318	157
	Zumtobel Group AG	6,626	151
^	Verbund AG	10,223	145
*	Conwert Immobilien Invest SE	7,337	105
	Schoeller-Bleckmann Oilfield Equipment AG	1,502	90
	Lenzing AG	1,176	90
	Flughafen Wien AG	952	90
	RHI AG	3,814	86
	Mayr Melnhof Karton AG	708	84
	S IMMO AG	7,798	69
	Telekom Austria AG	10,794	65
	Strabag SE	1,787	41
	Semperit AG Holding	1,094	38
	Palfinger AG	1,090	30
			6,923
Belgium (0.5%)
	Anheuser-Busch InBev SA/NV	148,521	17,713
	Ageas	70,306	3,101
	KBC Groep NV	43,828	2,664
	Umicore SA	44,471	1,887
	UCB SA	20,068	1,734
	Delhaize Group	17,764	1,646
	Solvay SA Class A	8,669	978
	Groupe Bruxelles Lambert SA	11,707	950
	Proximus SADP	21,607	748
	Colruyt SA	10,069	498
	Ackermans & van Haaren NV	3,137	477
*	Telenet Group Holding NV	7,436	432
	EVS Broadcast Equipment SA	11,749	342
	bpost SA	13,619	341
	Euronav NV	21,958	324
*	Galapagos NV	6,032	291
	Cofinimmo SA	2,165	241
	Ontex Group NV	7,453	229
	Cie d'Entreprises CFE	1,711	212
	Elia System Operator SA/NV	4,096	198
	Warehouses De Pauw CVA	2,327	190
	D'ieteren SA/NV	4,967	168
	Melexis NV	3,442	167
	Befimmo SA	2,451	164
	Ion Beam Applications	3,801	135
	Bekaert SA	3,709	110
	Fagron	4,348	107
*	Mobistar SA	4,121	101
	KBC Ancora	2,239	89
*	Tessenderlo Chemie NV (Voting Shares)	2,724	88
	Kinepolis Group NV	1,963	82
*	AGFA-Gevaert NV	18,029	77
	Econocom Group SA/NV	7,684	69
*,^	Nyrstar (Voting Shares)	42,132	64
	Van de Velde NV	888	58
	Intervest Offices & Warehouses NV	2,176	55
*	BHF Kleinwort Benson Group	9,317	53
	Wereldhave Belgium NV	434	52
	Gimv NV	1,096	51
	Barco NV	689	45

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Cie Maritime Belge SA	1,632	29
		36,960
Brazil (0.5%)
Itau Unibanco Holding SA Preference Shares	391,117	2,685
Ambev SA ADR	530,928	2,586
BRF SA	155,624	2,425
Banco Bradesco SA ADR	388,327	2,113
Ambev SA	418,917	2,074
Embraer SA ADR	56,279	1,653
Cielo SA	153,912	1,461
Itau Unibanco Holding SA ADR	189,928	1,301
* Petroleo Brasileiro SA	453,946	1,104
Ultrapar Participacoes SA	61,048	1,061
* Petroleo Brasileiro SA Preference Shares	529,792	1,059
Itausa - Investimentos Itau SA Preference Shares	552,289	1,031
* Petroleo Brasileiro SA ADR	201,690	984
^ Vale SA-SP Class B ADR	205,784	897
Banco Bradesco SA Preference Shares	153,204	834
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	272,550	806
Banco do Brasil SA	186,593	773
Vale SA Class B Pfd. ADR	191,031	688
Vale SA Preference Shares	187,666	683
Telefonica Brasil SA Preference Shares	65,664	680
BB Seguridade Participacoes SA	98,239	678
Lojas Renner SA	134,300	644
Kroton Educacional SA	250,736	641
Banco Bradesco SA	103,952	632
CCR SA	175,900	553
JBS SA	144,798	535
Fibria Celulose SA	39,000	532
Lojas Americanas SA Preference Shares	120,688	523
Klabin SA	82,000	466
Raia Drogasil SA	42,100	437
CETIP SA - Mercados Organizados	40,854	361
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	25,621	337
WEG SA	89,322	334
Tractebel Energia SA	36,300	319
Equatorial Energia SA	34,800	310
BTG Pactual Group	40,900	304
* Hypermarcas SA	58,312	265
Cia de Saneamento Basico do Estado de Sao Paulo	58,200	253
Suzano Papel e Celulose SA Preference Shares Class A	58,834	252
Tim Participacoes SA	110,200	241
Vale SA	53,600	237
Braskem SA Preference Shares	41,676	235
* CPFL Energia SA	58,268	234
BR Malls Participacoes SA	74,500	216
Cia Energetica de Minas Gerais Preference Shares	111,500	207
TOTVS SA	23,000	204
Multiplan Empreendimentos Imobiliarios SA	16,500	180
M Dias Branco SA	9,900	179
Estacio Participacoes SA	43,200	173
Localiza Rent a Car SA	25,400	171
Natura Cosmeticos SA	28,200	167
Sul America SA	31,909	157
Gerdau SA Preference Shares	107,200	151
Cia Hering	38,400	151
Qualicorp SA	34,800	146
Odontoprev SA	51,300	131
Centrais Eletricas Brasileiras SA Preference Shares	46,500	114
Porto Seguro SA	12,772	107
MRV Engenharia e Participacoes SA	52,900	102
Cia Energetica de Sao Paulo Preference Shares	24,085	101
BR Properties SA	32,400	99

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Cia Paranaense de Energia Preference Shares	11,500	97
EDP - Energias do Brasil SA	30,300	89
Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,898	88
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,753	88
Lojas Americanas SA	28,720	87
Banco do Estado do Rio Grande do Sul SA Preference Shares	54,088	84
Cosan SA Industria e Comercio	12,900	83
Multiplus SA	9,100	81
Linx SA	6,600	80
* Petroleo Brasileiro SA ADR Type A	19,355	77
Tim Participacoes SA ADR	6,700	74
Bradespar SA Preference Shares	33,000	71
Transmissora Alianca de Energia Eletrica SA	13,627	70
Duratex SA	42,371	70
^ Cia Siderurgica Nacional SA ADR	55,570	68
* B2W Cia Digital	17,620	67
Cia Energetica de Minas Gerais	35,922	63
Usinas Siderurgicas de Minas Gerais SA	30,200	62
* Rumo Logistica Operadora Multimodal SA	32,483	62
Sao Martinho SA	5,100	59
* Marfrig Global Foods SA	34,700	57
Cia Siderurgica Nacional SA	47,400	53
Fleury SA	11,700	50
AES Tiete SA Preference Shares	13,700	49
Gerdau SA ADR	34,726	48
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	4,084	47
EcoRodovias Infraestrutura e Logistica SA	29,800	46
Alupar Investimento SA	11,100	46
Tupy SA	7,400	41
Cia de Saneamento de Minas Gerais-COPASA	11,500	39
Cia Energetica de Minas Gerais ADR	19,000	37
Smiles SA	4,700	37
Marcopolo SA Preference Shares	70,300	36
* Centrais Eletricas Brasileiras SA	26,900	35
* Minerva SA	10,300	34
Grendene SA	6,900	32
Usinas Siderurgicas de Minas Gerais SA Preference Shares	44,700	32
Mahle-Metal Leve SA	5,200	32
* Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	12,108	31
Cia Paranaense de Energia	5,400	31
Iguatemi Empresa de Shopping Centers SA	5,300	29
Light SA	8,773	29
Cia Energetica do Ceara Preference Shares	2,819	29
Alpargatas SA Preference Shares	13,189	28
SLC Agricola SA	6,300	28
Metalurgica Gerdau SA Preference Shares Class A	41,700	28
* Restoque Comercio e Confeccoes de Roupas SA	34,500	27
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,586	27
* Gafisa SA	40,500	26
Iochpe Maxion SA	6,300	26
Santos Brasil Participacoes SA	7,000	26
Arteris SA	10,500	26
Sonae Sierra Brasil SA	5,200	23
JSL SA	9,200	22
Diagnosticos da America SA	9,520	22
* Oi SA Preference Shares	38,851	21
AES Tiete SA	5,800	20
Arezzo Industria e Comercio SA	3,700	20
Via Varejo SA	17,900	20
Ez Tec Empreendimentos e Participacoes SA	5,673	19
QGEP Participacoes SA	11,900	18
GAEC Educacao SA	4,964	17
Aliansce Shopping Centers SA	6,200	17
* Oi SA	20,455	17

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Even Construtora e Incorporadora SA	15,000	16
Guararapes Confeccoes SA	1,100	14
Embraer SA	1,820	13
* Magnesita Refratarios SA	18,300	12
Randon Participacoes SA Preference Shares	15,250	11
* Mills Estruturas e Servicos de Engenharia SA	9,400	11
* Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	11
Tecnisa SA	13,900	11
JHSF Participacoes SA	22,834	10
Marisa Lojas SA	4,950	8
Direcional Engenharia SA	9,000	8
* International Meal Co. Alimentacao SA	5,600	7
Oi SA ADR	9,817	6
Ser Educacional SA	2,300	6
LPS Brasil Consultoria de Imoveis SA	8,200	4
Cosan Logistica SA	12,900	4
Tegma Gestao Logistica	4,000	4
* PDG Realty SA Empreendimentos e Participacoes	4,816	3
		42,034
Canada (2.9%)
^ Royal Bank of Canada	270,694	15,479
^ Toronto-Dominion Bank	347,980	14,285
Bank of Nova Scotia	225,634	10,610
Suncor Energy Inc.	279,834	8,327
Canadian National Railway Co.	132,152	8,072
Brookfield Asset Management Inc. Class A (Toronto Shares)	198,799	6,945
Enbridge Inc.	161,180	6,889
^ Bank of Montreal (Toronto Shares)	104,629	6,084
Canadian Imperial Bank of Commerce	77,832	5,969
Manulife Financial Corp.	355,878	5,900
* Valeant Pharmaceuticals International Inc.	59,391	5,543
Canadian Natural Resources Ltd.	209,260	4,852
Canadian Pacific Railway Ltd.	33,391	4,692
Magna International Inc.	83,349	4,396
TransCanada Corp.	130,508	4,392
Sun Life Financial Inc.	109,536	3,694
Agrium Inc.	34,573	3,216
Potash Corp. of Saskatchewan Inc.	153,816	3,115
Alimentation Couche-Tard Inc. Class B	68,200	2,934
Thomson Reuters Corp.	65,501	2,689
Rogers Communications Inc. Class B	63,100	2,511
Goldcorp Inc.	183,286	2,345
* CGI Group Inc. Class A	60,788	2,258
Cenovus Energy Inc.	149,774	2,231
Loblaw Cos. Ltd.	37,135	1,957
BCE Inc.	45,016	1,946
* Fairfax Financial Holdings Ltd.	3,700	1,822
National Bank of Canada	52,904	1,752
Restaurant Brands International Inc.	41,002	1,646
Canadian Utilities Ltd. Class A	61,126	1,608
Keyera Corp.	49,640	1,532
Cameco Corp.	106,426	1,507
Intact Financial Corp.	20,900	1,493
Barrick Gold Corp. (Toronto Shares)	190,148	1,461
Imperial Oil Ltd.	42,690	1,421
Agnico Eagle Mines Ltd.	49,840	1,409
Fortis Inc.	48,644	1,408
Shaw Communications Inc. Class B	64,520	1,340
Dollarama Inc.	19,800	1,338
^ Pembina Pipeline Corp.	53,000	1,332
Metro Inc.	46,550	1,331
^ Canadian Tire Corp. Ltd. Class A	15,078	1,326
^ Crescent Point Energy Corp.	93,100	1,269
Power Corp. of Canada	56,090	1,261

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Franco-Nevada Corp.	24,800	1,258
	Constellation Software Inc.	2,900	1,253
	Encana Corp.	161,894	1,232
	Great-West Lifeco Inc.	46,100	1,222
	Gildan Activewear Inc.	38,900	1,118
	TELUS Corp.	32,700	1,091
^	Inter Pipeline Ltd.	58,100	1,089
	Silver Wheaton Corp.	78,688	1,069
	Open Text Corp.	21,800	1,010
*	BlackBerry Ltd.	133,972	976
	Saputo Inc.	40,300	961
*	Element Financial Corp.	72,700	940
	RioCan REIT	47,600	928
	Power Financial Corp.	36,560	904
^	Artis REIT	87,000	891
	SNC-Lavalin Group Inc.	27,600	885
	CI Financial Corp.	37,000	883
	Allied Properties REIT	31,400	862
	Onex Corp.	14,200	861
^	ARC Resources Ltd.	55,100	812
*	Colliers International Group Inc.	14,940	741
	CCL Industries Inc. Class B	5,100	723
	Canadian Oil Sands Ltd.	95,000	717
	First Quantum Minerals Ltd.	130,523	697
	George Weston Ltd.	7,800	657
	Husky Energy Inc.	48,460	655
	H&R REIT	39,703	637
	FirstService Corp.	17,540	617
	Laurentian Bank of Canada	15,135	613
*	Tourmaline Oil Corp.	29,400	612
	Methanex Corp.	15,200	606
	Yamana Gold Inc.	253,428	554
	Teck Resources Ltd. Class B	94,048	551
^	AltaGas Ltd.	20,373	526
^	Vermilion Energy Inc.	14,700	517
	Industrial Alliance Insurance & Financial Services Inc.	15,600	512
	Progressive Waste Solutions Ltd.	21,100	507
	Empire Co. Ltd.	23,700	496
	WSP Global Inc.	14,203	494
*	Turquoise Hill Resources Ltd.	181,869	492
	CAE Inc.	43,500	491
	Linamar Corp.	8,400	488
^	Cominar REIT	40,412	475
	Eldorado Gold Corp.	132,105	462
^	PrairieSky Royalty Ltd.	23,200	457
^	Peyto Exploration & Development Corp.	21,700	448
	DH Corp.	16,409	443
	Finning International Inc.	27,600	441
^	IGM Financial Inc.	15,200	439
*	Kinross Gold Corp.	213,749	430
*,^	Amaya Inc.	18,875	422
^	Whitecap Resources Inc.	43,259	384
^	Veresen Inc.	43,877	382
	Morguard REIT	34,540	382
*	IMAX Corp.	9,700	372
^	Cineplex Inc.	9,500	366
	Stantec Inc.	14,500	364
	TMX Group Ltd.	9,964	352
	MacDonald Dettwiler & Associates Ltd.	5,800	346
	Canadian REIT	10,600	345
	Hudson's Bay Co.	19,500	339
	Ritchie Bros Auctioneers Inc.	13,000	337
	Smart REIT	14,200	337
*	Lundin Mining Corp.	98,684	333

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
West Fraser Timber Co. Ltd.	9,300	329
Atco Ltd.	11,500	328
TransForce Inc.	16,700	327
Canadian Apartment Properties REIT	15,400	317
^ Emera Inc.	9,600	315
* Detour Gold Corp.	27,700	308
Quebecor Inc. Class B	13,000	306
^ Home Capital Group Inc. Class B	12,200	297
Bombardier Inc. Class B	268,228	291
Tahoe Resources Inc.	34,034	284
* New Gold Inc.	114,500	284
* Seven Generations Energy Ltd. Class A	25,961	277
Toromont Industries Ltd.	10,500	273
Gibson Energy Inc.	19,700	263
Dream Office REIT	16,100	258
^ Just Energy Group Inc.	34,800	256
Canadian Western Bank	13,300	256
^ Boardwalk REIT	6,000	247
Chartwell Retirement Residences	25,400	246
* Raging River Exploration Inc.	38,300	243
Aimia Inc.	25,400	235
Transcontinental Inc. Class A	15,200	234
* Celestica Inc.	20,401	229
Capital Power Corp.	15,717	226
Algonquin Power & Utilities Corp.	28,600	221
TransAlta Corp.	46,660	218
Parkland Fuel Corp.	12,400	216
OceanaGold Corp.	110,808	212
Centerra Gold Inc.	37,484	211
^ First Capital Realty Inc.	14,200	210
ShawCor Ltd.	9,900	210
Concordia Healthcare Corp.	6,686	205
Barrick Gold Corp. (New York Shares)	26,426	203
* MEG Energy Corp.	24,200	201
Jean Coutu Group PJC Inc. Class A	13,100	200
^ Extendicare Inc.	30,200	198
Granite REIT	6,800	198
Maple Leaf Foods Inc.	12,300	196
Precision Drilling Corp.	48,700	194
RONA Inc.	18,500	193
HudBay Minerals Inc.	37,165	193
^ Bank of Montreal (New York Shares)	3,309	192
* Great Canadian Gaming Corp.	13,100	181
Stella-Jones Inc.	4,900	180
* Canfor Corp.	11,900	168
* Parex Resources Inc.	22,343	168
^ TORC Oil & Gas Ltd.	32,814	166
^ Enerplus Corp.	34,700	164
Alamos Gold Inc.	41,760	161
* ATS Automation Tooling Systems Inc.	15,000	158
^ Mullen Group Ltd.	11,800	158
Brookfield Asset Management Inc. Class A (New York Shares)	4,500	157
Osisko Gold Royalties Ltd.	15,107	157
Cott Corp.	14,700	153
^ Northland Power Inc.	11,652	151
Pan American Silver Corp.	19,224	146
Cogeco Cable Inc.	2,800	145
* B2Gold Corp.	129,493	140
Westshore Terminals Investment Corp.	8,300	138
^ Canadian Energy Services & Technology Corp.	31,900	138
^ Superior Plus Corp.	16,500	135
Russel Metals Inc.	8,600	134
Martinrea International Inc.	15,500	131
Pason Systems Inc.	8,900	131

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Secure Energy Services Inc.	19,462	129
^	Genworth MI Canada Inc.	5,200	129
	Baytex Energy Corp.	31,409	128
	North West Co. Inc.	5,700	126
	Dominion Diamond Corp.	11,700	124
*	Advantage Oil & Gas Ltd.	22,200	123
	Norbord Inc.	6,472	122
*,^	Sierra Wireless Inc.	4,900	122
	Ensign Energy Services Inc.	18,800	118
*	NovaGold Resources Inc.	32,400	117
	Nevsun Resources Ltd.	36,800	110
*	IAMGOLD Corp.	59,200	107
*,^	Pacific Exploration and Production Corp.	54,765	107
	Enerflex Ltd.	11,000	106
^	Corus Entertainment Inc. Class B	11,100	106
	Innergex Renewable Energy Inc.	13,000	105
	Manitoba Telecom Services Inc.	4,600	101
*	Torex Gold Resources Inc.	105,282	100
*	SEMAFO Inc.	43,200	98
*	Paramount Resources Ltd. Class A	9,000	91
^	Bonterra Energy Corp.	5,400	90
*	Pretium Resources Inc.	14,500	87
^	Bombardier Inc. Class A	74,500	85
^	Pengrowth Energy Corp.	86,400	85
*	Birchcliff Energy Ltd.	18,800	82
^	Penn West Petroleum Ltd.	70,300	82
*	NuVista Energy Ltd.	22,773	80
*	Kelt Exploration Ltd.	21,851	80
^	First National Financial Corp.	4,600	78
^	Bonavista Energy Corp.	34,000	76
*	Silver Standard Resources Inc.	10,900	75
*	Alacer Gold Corp.	36,900	72
^	Surge Energy Inc.	29,800	67
	InnVest REIT	16,500	66
	Dorel Industries Inc. Class B	2,600	66
	Cascades Inc.	9,100	65
*	Crew Energy Inc.	18,600	63
	Aecon Group Inc.	5,400	62
*	China Gold International Resources Corp. Ltd.	46,000	62
*	Gran Tierra Energy Inc. (Toronto Shares)	24,000	58
*	Athabasca Oil Corp.	48,500	58
*	Bankers Petroleum Ltd.	34,200	58
^	AutoCanada Inc.	2,300	56
*	Gran Tierra Energy Inc. (American Shares)	22,700	54
*	Primero Mining Corp.	23,100	53
*	First Majestic Silver Corp.	15,700	52
	Canaccord Genuity Group Inc.	13,000	50
^	Northern Property REIT	3,300	47
^	AGF Management Ltd. Class B	11,100	46
	Major Drilling Group International Inc.	14,400	46
*	Imperial Metals Corp.	7,400	45
*,^	Avigilon Corp.	3,900	44
	Dundee Corp. Class A	7,200	41
*,^	DREAM Unlimited Corp. Class A	7,200	41
*,^	Bellatrix Exploration Ltd.	23,434	39
^	Sprott Inc.	18,900	37
^	Trilogy Energy Corp.	10,700	36
	Torstar Corp. Class B	10,400	32
	Trinidad Drilling Ltd.	15,600	27
	Black Diamond Group Ltd.	3,500	23
^	Sherritt International Corp.	34,400	22
*,^	Denison Mines Corp.	38,200	15
*	Capstone Mining Corp.	25,878	13
^	Calfrac Well Services Ltd.	6,200	11

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Trican Well Service Ltd.	16,200	11
Canexus Corp.	9,329	10
* AuRico Metals Inc.	3,143	2
Wi-LAN Inc.	145	—
		227,770
Chile (0.1%)
Empresa Nacional de Electricidad SA ADR	53,438	2,019
Empresas COPEC SA	56,309	527
SACI Falabella	74,520	500
Cencosud SA	213,869	469
Banco de Chile	4,131,572	437
Enersis SA	1,505,735	397
Enersis SA ADR	29,061	385
Empresas CMPC SA	148,942	368
Banco de Credito e Inversiones	6,832	279
Banco Santander Chile	5,672,801	269
Colbun SA	1,005,266	267
* Latam Airlines Group SA (Santiago Shares)	45,015	240
Cia Cervecerias Unidas SA	19,385	232
Sociedad Quimica y Minera de Chile SA ADR	11,862	230
Aguas Andinas SA Class A	425,142	224
Empresa Nacional de Electricidad SA	167,940	210
Empresa Nacional de Telecomunicaciones SA	20,921	193
Corpbanca SA	20,346,293	185
Banco Santander Chile ADR	9,416	179
Vina Concha y Toro SA	102,740	175
Embotelladora Andina SA Preference Shares	40,520	149
AES Gener SA	265,095	127
Inversiones La Construccion SA	9,475	108
Parque Arauco SA	59,605	100
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,070	98
Administradora de Fondos de Pensiones Habitat SA	81,126	96
SONDA SA	59,815	96
E.CL SA	62,179	90
Inversiones Aguas Metropolitanas SA	36,076	51
Forus SA	15,785	46
Ripley Corp. SA	116,780	39
CAP SA	14,259	38
* Cia Sud Americana de Vapores SA	977,795	24
* Latam Airlines Group SA	4,562	23
Salfacorp SA	25,244	14
		8,884
China (2.2%)
Tencent Holdings Ltd.	1,035,385	19,431
China Mobile Ltd.	1,019,861	12,132
China Construction Bank Corp.	16,720,206	12,056
Industrial & Commercial Bank of China Ltd.	13,381,245	8,491
Bank of China Ltd.	13,823,800	6,511
Ping An Insurance Group Co. of China Ltd.	983,606	5,502
China Life Insurance Co. Ltd. Class H	1,420,000	5,092
China Petroleum & Chemical Corp.	5,166,314	3,726
CNOOC Ltd.	3,075,616	3,498
PetroChina Co. Ltd.	3,984,000	3,136
China Overseas Land & Investment Ltd.	806,480	2,598
Hengan International Group Co. Ltd.	202,498	2,183
China Merchants Bank Co. Ltd.	825,272	2,152
CITIC Ltd.	1,123,000	2,089
Agricultural Bank of China Ltd.	4,605,500	1,879
China Pacific Insurance Group Co. Ltd.	463,800	1,848
China Telecom Corp. Ltd.	3,184,034	1,665
PICC Property & Casualty Co. Ltd.	729,287	1,652
ENN Energy Holdings Ltd.	245,346	1,406
China Unicom Hong Kong Ltd.	1,053,574	1,291
China Shenhua Energy Co. Ltd.	761,000	1,286

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	China Minsheng Banking Corp. Ltd.	1,183,760	1,185
	Lenovo Group Ltd.	1,228,000	1,139
	China Resources Land Ltd.	437,909	1,134
	China Communications Construction Co. Ltd.	808,375	1,107
	Bank of Communications Co. Ltd.	1,462,058	1,076
	Belle International Holdings Ltd.	1,104,000	1,071
	Haitong Securities Co. Ltd.	585,539	1,016
*	CRRC Corp. Ltd.	747,800	950
	Great Wall Motor Co. Ltd.	769,458	933
*	China CITIC Bank Corp. Ltd.	1,392,010	899
2	Dalian Wanda Commercial Properties Co. Ltd.	126,999	846
	Sinopharm Group Co. Ltd.	203,200	837
	Zhuzhou CSR Times Electric Co. Ltd.	125,777	815
2	CGN Power Co. Ltd.	1,974,832	813
	CITIC Securities Co. Ltd.	377,500	812
	CSPC Pharmaceutical Group Ltd.	862,000	801
*	China Taiping Insurance Holdings Co. Ltd.	241,259	756
	Brilliance China Automotive Holdings Ltd.	546,000	754
	Jiangsu Future Land Co. Ltd. Class B	339,800	751
	Anhui Conch Cement Co. Ltd.	240,000	731
^	Evergrande Real Estate Group Ltd.	943,000	720
	Huaneng Power International Inc.	660,000	715
	Sino Biopharmaceutical Ltd.	572,000	708
	China Resources Power Holdings Co. Ltd.	311,400	703
*,^	Byd Co. Ltd.	113,460	703
	Dongfeng Motor Group Co. Ltd.	472,000	677
	Fosun International Ltd.	371,964	675
	China Everbright International Ltd.	421,000	675
	China Railway Group Ltd.	712,000	671
	Guangdong Investment Ltd.	464,000	652
	Tsingtao Brewery Co. Ltd.	136,347	650
	China Merchants Holdings International Co. Ltd.	186,000	616
	New China Life Insurance Co. Ltd.	133,401	585
	China Conch Venture Holdings Ltd.	254,998	580
	China National Building Material Co. Ltd.	910,000	565
	China Cinda Asset Management Co. Ltd.	1,449,000	562
*,^	Alibaba Pictures Group Ltd.	2,080,000	553
	China Vanke Co. Ltd.	233,404	545
	China Railway Construction Corp. Ltd.	361,126	538
	Beijing Enterprises Water Group Ltd.	668,000	530
2	China Galaxy Securities Co. Ltd.	609,000	526
2	People's Insurance Co. Group of China Ltd.	983,000	524
	China Longyuan Power Group Corp. Ltd.	570,000	521
	Beijing Enterprises Holdings Ltd.	81,500	514
*,^	Hanergy Thin Film Power Group Ltd.	1,810,000	507
	Shenzhou International Group Holdings Ltd.	87,991	432
	Country Garden Holdings Co. Ltd.	1,124,230	427
*,2	Huatai Securities Co. Ltd.	188,564	425
	China Gas Holdings Ltd.	262,000	416
2	Shengjing Bank Co. Ltd.	301,354	402
	Kunlun Energy Co. Ltd.	488,000	399
	China State Construction International Holdings Ltd.	260,000	395
	China Medical System Holdings Ltd.	286,000	391
	ANTA Sports Products Ltd.	139,000	388
^	China Huishan Dairy Holdings Co. Ltd.	1,010,401	384
	Beijing Capital International Airport Co. Ltd.	354,000	379
	Geely Automobile Holdings Ltd.	705,000	376
	Far East Horizon Ltd.	452,000	375
	COSCO Pacific Ltd.	290,000	375
	Shimao Property Holdings Ltd.	212,000	372
	Haier Electronics Group Co. Ltd.	192,000	371
	China Resources Beer Holdings Company Ltd.	194,000	366
	GOME Electrical Appliances Holding Ltd.	1,797,720	329
	China Oilfield Services Ltd.	290,000	322

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	GCL-Poly Energy Holdings Ltd.	1,554,000	320
	China Everbright Ltd.	136,000	319
	Guangzhou Automobile Group Co. Ltd.	357,857	313
	Hangzhou Steam Turbine Co. Ltd. Class B	149,857	309
*,2	Fuyao Glass Industry Group Co. Ltd.	143,200	304
	Sino-Ocean Land Holdings Ltd.	522,500	303
	Kingsoft Corp. Ltd.	131,000	295
	AviChina Industry & Technology Co. Ltd.	356,000	289
*	Alibaba Health Information Technology Ltd.	364,000	289
	Chongqing Rural Commercial Bank Co. Ltd.	459,000	287
	ZTE Corp.	117,614	281
	Jiangsu Expressway Co. Ltd.	208,000	281
2	BAIC Motor Corp. Ltd.	316,400	278
	China Power International Development Ltd.	442,000	278
	Jiangxi Copper Co. Ltd.	211,000	277
	Sunny Optical Technology Group Co. Ltd.	118,000	275
	China Resources Gas Group Ltd.	98,000	268
*,^	China COSCO Holdings Co. Ltd.	420,500	268
^	Shanghai Electric Group Co. Ltd.	428,000	266
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	81,837	264
	Shanghai Pharmaceuticals Holding Co. Ltd.	114,400	263
	Longfor Properties Co. Ltd.	195,000	260
	Air China Ltd.	266,000	255
	Zijin Mining Group Co. Ltd.	947,301	253
	China Southern Airlines Co. Ltd.	296,000	250
	China Everbright Bank Co. Ltd.	513,000	249
^	China Coal Energy Co. Ltd.	581,000	249
	Zhejiang Expressway Co. Ltd.	202,000	248
	Chongqing Changan Automobile Co. Ltd. Class B	133,100	245
	TravelSky Technology Ltd.	163,000	240
*	China Shipping Container Lines Co. Ltd.	590,000	237
	Skyworth Digital Holdings Ltd.	320,000	236
*	Sinopec Shanghai Petrochemical Co. Ltd.	556,000	232
2	Sinopec Engineering Group Co. Ltd.	265,135	228
*	Aluminum Corp. of China Ltd.	705,331	228
	Shenzhen International Holdings Ltd.	149,500	227
*	Luye Pharma Group Ltd.	229,500	225
	China International Marine Containers Group Co. Ltd.	125,500	223
	Intime Retail Group Co. Ltd.	197,000	217
*,^	China Shanshui Cement Group Ltd.	267,000	217
	Huaneng Renewables Corp. Ltd.	694,000	216
	Shanghai Industrial Holdings Ltd.	82,000	216
*,^	CAR Inc.	123,117	214
*	China Traditional Chinese Medicine Co. Ltd.	280,000	211
	Tong Ren Tang Technologies Co. Ltd.	134,000	209
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	63,500	206
^	Tech Pro Technology Development Ltd.	833,600	197
	Huadian Power International Corp. Ltd.	266,000	194
	China Merchants Property Development Co. Ltd. Class B	49,900	187
2	Fu Shou Yuan International Group Ltd.	272,000	185
	Sunac China Holdings Ltd.	302,000	184
	Yuexiu Property Co. Ltd.	1,063,207	183
	China Shipping Development Co. Ltd.	256,000	181
	Metallurgical Corp. of China Ltd.	489,000	180
2	Cosmo Lady China Holdings Co. Ltd.	179,998	179
	Nine Dragons Paper Holdings Ltd.	271,000	178
	Kingboard Chemical Holdings Ltd.	126,000	178
	COSCO International Holdings Ltd.	308,000	177
	Guangzhou R&F Properties Co. Ltd.	179,000	177
	Datang International Power Generation Co. Ltd.	478,000	176
	Haitian International Holdings Ltd.	99,000	173
	Shenzhen Investment Ltd.	419,953	170
*	China Eastern Airlines Corp. Ltd.	264,000	169
*	Fullshare Holdings Ltd.	867,500	166

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Shandong Weigao Group Medical Polymer Co. Ltd.	240,000	166
	Wuxi Little Swan Co. Ltd. Class B	73,375	163
	Hilong Holding Ltd.	754,000	160
	Xinjiang Goldwind Science & Technology Co. Ltd.	85,000	159
*	China Reinsurance Group Corp.	450,980	158
	Guangdong Electric Power Development Co. Ltd. Class B	239,742	156
^	Digital China Holdings Ltd.	152,000	155
^	PAX Global Technology Ltd.	118,000	154
	Sinotrans Ltd.	283,000	153
	China Communications Services Corp. Ltd.	382,000	153
^	Universal Health International Group Holding Ltd.	383,000	151
*,2	Legend Holdings Corp.	39,100	151
*	Tianneng Power International Ltd.	208,000	151
^	CT Environmental Group Ltd.	424,000	150
^	Yanzhou Coal Mining Co. Ltd.	308,000	148
	Weichai Power Co. Ltd.	135,200	143
*	Renhe Commercial Holdings Co. Ltd.	2,742,000	142
	China Lesso Group Holdings Ltd.	175,000	142
*	Li Ning Co. Ltd.	268,749	140
*,2	Beijing Urban Construction Design & Development Group Co. Ltd.	223,000	137
	Kingdee International Software Group Co. Ltd.	332,000	136
	Inner Mongolia Yitai Coal Co. Ltd. Class B	161,304	135
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	132
	Lao Feng Xiang Co. Ltd. Class B	30,400	130
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	130
	BBMG Corp.	182,500	128
	China Jinmao Holdings Group Ltd.	462,000	127
^	China Molybdenum Co. Ltd.	227,000	126
	Guangshen Railway Co. Ltd.	242,000	125
*	Hopson Development Holdings Ltd.	144,000	121
^	NetDragon Websoft Inc.	43,500	120
	Wasion Group Holdings Ltd.	108,000	120
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	120
*	Shunfeng International Clean Energy Ltd.	370,000	118
	Lee & Man Paper Manufacturing Ltd.	189,000	118
*,^	China Agri-Industries Holdings Ltd.	316,800	116
^	Hua Han Bio-Pharmaceutical Holdings Ltd.	778,708	112
*	Chinasoft International Ltd.	260,000	112
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	34,833	111
*	Yestar International Holdings Co. Ltd.	270,000	108
^	Agile Property Holdings Ltd.	197,500	107
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	106
	KWG Property Holding Ltd.	147,000	106
*,2	Cogobuy Group	108,000	105
	Huadian Fuxin Energy Corp. Ltd.	342,000	105
	Central China Securities Co. Ltd.	201,988	105
^	China Zhongwang Holdings Ltd.	237,200	104
	SOHO China Ltd.	200,000	102
	CSG Holding Co. Ltd. Class B	129,105	102
*,^	Sinopec Oilfield Service Corp.	316,000	100
	Anhui Expressway Co. Ltd.	116,000	99
	Dazhong Transportation Group Co. Ltd. Class B	91,500	98
	Guorui Properties Ltd.	205,000	98
	China BlueChemical Ltd.	318,000	95
	Beijing Jingneng Clean Energy Co. Ltd.	270,000	93
	China Modern Dairy Holdings Ltd.	310,000	93
*	China Chengtong Development Group Ltd.	816,000	93
	West China Cement Ltd.	530,000	91
	Shenzhen Expressway Co. Ltd.	118,000	91
^	Zhaojin Mining Industry Co. Ltd.	158,500	90
	XTEP International Holdings Ltd.	173,000	89
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	89
	Weifu High-Technology Group Co. Ltd. Class B	34,600	88
^	China Hongqiao Group Ltd.	166,000	86

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Weiqiao Textile Co.	191,000	86
*	Greentown China Holdings Ltd.	97,879	85
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	30,000	84
*	BYD Electronic International Co. Ltd.	129,500	84
*	BOE Technology Group Co. Ltd. Class B	288,800	84
*,2	Red Star Macalline Group Corp. Ltd.	60,196	84
	Boer Power Holdings Ltd.	51,000	83
*	Coolpad Group Ltd.	476,000	83
	CIFI Holdings Group Co. Ltd.	382,000	81
^	Golden Eagle Retail Group Ltd.	63,000	81
	Beijing Enterprises Clean Energy Group Ltd.	879,989	79
*,2	Hua Hong Semiconductor Ltd.	78,000	79
	China Resources Cement Holdings Ltd.	196,000	79
	Shanghai Baosight Software Co. Ltd. Class B	20,000	78
	Yuexiu Transport Infrastructure Ltd.	114,000	78
	C C Land Holdings Ltd.	302,000	77
*	China Lumena New Materials Corp.	476,000	77
	China ZhengTong Auto Services Holdings Ltd.	171,000	76
	China All Access Holdings Ltd.	220,000	76
	Vinda International Holdings Ltd.	38,599	76
	Poly Property Group Co. Ltd.	234,000	76
*	Huadian Energy Co. Ltd. Class B	131,400	75
^	Dah Chong Hong Holdings Ltd.	166,000	75
	Tianjin Port Development Holdings Ltd.	450,000	75
	China Dongxiang Group Co. Ltd.	295,000	75
	China Water Affairs Group Ltd.	138,000	73
	Beijing Capital Land Ltd.	152,000	73
*	Lifetech Scientific Corp.	379,998	73
^	Dongjiang Environmental Co. Ltd.	37,500	72
*	AVIC International Holding HK Ltd.	604,000	72
	Shandong Chenming Paper Holdings Ltd.	127,500	71
*	China Foods Ltd.	156,000	71
	Foshan Huaxin Packaging Co. Ltd. Class B	56,900	70
^	Sinopec Kantons Holdings Ltd.	122,000	69
	China South City Holdings Ltd.	292,000	69
	Powerlong Real Estate Holdings Ltd.	356,000	69
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	68
	Huishang Bank Corp. Ltd.	158,452	68
*,2	China Railway Signal & Communication Corp. Ltd.	84,500	67
	Phoenix Healthcare Group Co. Ltd.	43,590	66
^	Fufeng Group Ltd.	125,000	66
*	China Tian Lun Gas Holdings Ltd.	72,000	66
	Poly Culture Group Corp. Ltd.	27,200	65
	Kingboard Laminates Holdings Ltd.	155,000	65
	Double Coin Holdings Ltd. Class B	63,200	64
	China Lilang Ltd.	73,000	62
	Greatview Aseptic Packaging Co. Ltd.	132,000	62
	Tibet 5100 Water Resources Holdings Ltd.	191,000	62
	Fiyta Holdings Ltd. Class B	57,840	61
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	61
	China Machinery Engineering Corp.	69,000	60
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	59
	Tianjin Development Holdings Ltd.	90,000	58
	Sichuan Expressway Co. Ltd.	166,000	58
*,2	Tianhe Chemicals Group Ltd.	383,088	58
	Harbin Electric Co. Ltd.	96,000	57
*	Chaowei Power Holdings Ltd.	86,000	55
	Sinotruk Hong Kong Ltd.	130,500	54
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	54
^	Dongfang Electric Corp. Ltd.	44,800	54
	China Overseas Grand Oceans Group Ltd.	165,000	52
	Xiamen International Port Co. Ltd.	204,000	52
	361 Degrees International Ltd.	146,000	52
	Dalian Port PDA Co. Ltd.	142,000	51

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	51
*	MIE Holdings Corp.	384,000	51
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	50
*	Wumart Stores Inc.	69,000	49
	Luthai Textile Co. Ltd. Class B	35,800	48
	Phoenix Satellite Television Holdings Ltd.	200,000	48
	Shanghai Industrial Urban Development Group Ltd.	246,000	48
	Angang Steel Co. Ltd.	114,000	47
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	14,700	47
*	Kama Co. Ltd. Class B	46,500	47
^	Biostime International Holdings Ltd.	21,000	47
	CIMC Enric Holdings Ltd.	70,000	46
*	China Overseas Property Holdings Ltd.	267,493	46
*	Glorious Property Holdings Ltd.	355,000	46
*	Shang Gong Group Co. Ltd. Class B	42,600	45
	Lonking Holdings Ltd.	279,000	45
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	45
	Fantasia Holdings Group Co. Ltd.	375,000	44
*	China Datang Corp. Renewable Power Co. Ltd.	330,000	44
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	44
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	44
*	Mingfa Group International Co. Ltd.	180,000	43
	China Power New Energy Development Co. Ltd.	620,000	43
*,^	Maanshan Iron & Steel Co. Ltd.	200,000	43
	China Shineway Pharmaceutical Group Ltd.	33,000	43
	Hengdeli Holdings Ltd.	284,000	43
*	Sinolink Worldwide Holdings Ltd.	386,000	43
*	CITIC Resources Holdings Ltd.	278,000	42
*,^	China Yurun Food Group Ltd.	195,000	42
*	Shougang Concord International Enterprises Co. Ltd.	994,000	42
	China Fiber Optic Network System Group Ltd.	348,000	41
*	Hi Sun Technology China Ltd.	213,000	41
	SSY Group Ltd.	164,336	41
	China Fangda Group Co. Ltd. Class B	49,800	40
*	China Oil & Gas Group Ltd.	572,000	40
	Huangshan Tourism Development Co. Ltd. Class B	22,900	39
*	China Rare Earth Holdings Ltd.	421,113	38
	Beijing North Star Co. Ltd.	118,000	38
*	Shanghai Potevio Co. Ltd. Class B	25,700	37
	China Suntien Green Energy Corp. Ltd.	209,000	37
^	China Singyes Solar Technologies Holdings Ltd.	47,000	37
	Shanghai Haixin Group Co. Class B	48,700	36
^	Sinotrans Shipping Ltd.	169,500	36
	Livzon Pharmaceutical Group Inc.	6,890	36
	China Merchants Land Ltd.	168,000	35
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	35
	Concord New Energy Group Ltd.	520,000	35
^	Baoxin Auto Group Ltd.	85,000	35
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	35
*	China Huiyuan Juice Group Ltd.	77,500	35
*	Carnival Group International Holdings Ltd.	309,992	35
*	Jinshan Development & Construction Co. Ltd. Class B	40,300	34
	Hubei Sanonda Co. Ltd. Class B	38,600	34
	Zhongsheng Group Holdings Ltd.	82,000	34
	Shanghai Highly Group Co. Ltd. Class B	47,700	34
	Landing International Development Ltd.	1,115,000	33
	Wisdom Sports Group	64,000	33
*	PW Medtech Group Ltd.	159,000	33
	Eastern Communications Co. Ltd. Class B	45,100	33
	Jinzhou Port Co. Ltd. Class B	56,400	33
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	33
	Comba Telecom Systems Holdings Ltd.	157,058	32
	Bloomage BioTechnology Corp. Ltd.	17,500	32
	Foshan Electrical and Lighting Co. Ltd. Class B	33,900	31

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	CPMC Holdings Ltd.	55,000	31
	Sinofert Holdings Ltd.	174,000	30
*	Wanda Hotel Development Co. Ltd.	200,000	30
	Shanghai Bailian Group Co. Ltd. Class B	15,500	29
	Ajisen China Holdings Ltd.	61,000	29
*	China Dynamics Holdings Ltd.	420,000	29
	Texhong Textile Group Ltd.	38,500	28
	Changshouhua Food Co. Ltd.	47,000	28
	V1 Group Ltd.	370,000	28
	China National Accord Medicines Corp. Ltd. Class B	5,400	28
	Bank of Chongqing Co. Ltd.	37,000	28
	Yashili International Holdings Ltd.	94,000	27
	Hydoo International Holding Ltd.	172,000	26
	Welling Holding Ltd.	156,000	26
^	TCL Multimedia Technology Holdings Ltd.	58,000	26
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	25
	Shenguan Holdings Group Ltd.	176,000	25
*	SRE Group Ltd.	490,000	25
	First Tractor Co. Ltd.	36,000	24
	Huaxin Cement Co. Ltd. Class B	36,200	24
	Tiangong International Co. Ltd.	258,000	24
*	Chengde Nanjiang Co. Ltd. Class B	62,900	23
	Bosideng International Holdings Ltd.	242,000	23
*	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	23
	Xingda International Holdings Ltd.	103,000	23
*	China Precious Metal Resources Holdings Co. Ltd.	480,000	21
	China National Materials Co. Ltd.	88,000	21
	NVC Lighting Holding Ltd.	156,000	20
	Jiangling Motors Corp. Ltd. Class B	6,100	20
	Dongyue Group Ltd.	71,000	19
*	EverChina International Holdings Co. Ltd.	475,000	19
^	Real Nutriceutical Group Ltd.	143,000	18
*,2	Kangda International Environmental Co. Ltd.	59,998	18
*	China Public Procurement Ltd.	904,000	16
*	Anxin-China Holdings Ltd.	312,000	15
*	Synertone Communication Corp.	712,000	14
*	North Mining Shares Co. Ltd.	1,310,000	14
*,^	Daphne International Holdings Ltd.	78,000	14
*,^	China Resources and Transportation Group Ltd.	1,500,000	6
			171,372
Colombia (0.1%)
	Bancolombia SA ADR	25,406	880
	Grupo de Inversiones Suramericana SA	40,212	510
	Interconexion Electrica SA ESP	153,425	368
	Grupo Argos SA	53,737	330
	Ecopetrol SA ADR	34,770	324
	Banco Davivienda SA Preference Shares	24,093	198
	Ecopetrol SA	423,943	198
	Grupo Aval Acciones y Valores Preference Shares	432,438	173
	Cementos Argos SA	49,950	165
	Corp Financiera Colombiana SA	12,604	165
	Almacenes Exito SA	35,678	161
	Grupo de Inversiones Suramericana SA Preference Shares	10,672	134
	Isagen SA ESP	124,490	132
	Bancolombia SA Preference Shares	14,574	126
*	Cemex Latam Holdings SA	21,710	75
	Celsia SA ESP	59,713	62
	Avianca Holdings SA Preference Shares	47,127	24
	Grupo Aval Acciones y Valores SA ADR	2,333	19
			4,044
Czech Republic (0.0%)
	Komercni banka as	4,923	1,018

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	CEZ AS	26,207	524
			1,542
Denmark (0.6%)
	Novo Nordisk A/S Class B	346,212	18,340
	Danske Bank A/S	132,352	3,631
	Carlsberg A/S Class B	30,688	2,511
	Pandora A/S	19,042	2,192
	Vestas Wind Systems A/S	37,645	2,188
	Coloplast A/S Class B	28,238	2,022
	Novozymes A/S	42,839	1,981
	AP Moeller - Maersk A/S Class A	1,117	1,597
	AP Moeller - Maersk A/S Class B	863	1,270
	DSV A/S	28,025	1,134
	ISS A/S	29,342	1,031
*	Genmab A/S	9,818	965
	Chr Hansen Holding A/S	15,557	933
*	Royal Unibrew A/S	18,209	719
	TDC A/S	125,259	655
*	Jyske Bank A/S	13,369	651
*	Topdanmark A/S	20,439	543
	GN Store Nord A/S	24,126	439
	Sydbank A/S	11,263	370
	SimCorp A/S	6,823	334
*	H Lundbeck A/S	11,016	323
^	FLSmidth & Co. A/S	7,328	277
	Tryg A/S	15,400	277
*	William Demant Holding A/S	3,031	263
*	Dfds A/S	7,170	218
	Matas A/S	11,786	214
	Rockwool International A/S Class B	1,356	212
	Spar Nord Bank A/S	21,626	207
	NKT Holding A/S	3,370	183
	Solar A/S Class B	2,959	180
*	Bavarian Nordic A/S	4,076	163
	ALK-Abello A/S	1,004	109
*,^	Ambu A/S Class B	3,819	104
	Schouw & Co.	1,690	88
*,^	Bang & Olufsen A/S	4,004	26
^	Auriga Industries A/S Class B	5,574	2
*	OW Bunker A/S	3,210	—
			46,352
Egypt (0.0%)
	Commercial International Bank Egypt SAE	150,903	992
	Talaat Moustafa Group	193,125	163
	Sidi Kerir Petrochemicals Co.	79,618	132
	Juhayna Food Industries	126,362	123
*	Orascom Construction Ltd.	10,791	108
*	Orascom Telecom Media And Technology Holding SAE GDR	191,266	105
*	Medinet Nasr Housing	27,600	83
*	Global Telecom Holding SAE GDR	70,996	83
*	Egyptian Financial Group-Hermes Holding Co.	65,963	74
	Egypt Kuwait Holding Co. SAE	112,592	65
*	Citadel Capital SAE	263,431	61
*	Maridive & Oil Services SAE	165,936	55
	Telecom Egypt Co.	55,015	47
*	Pioneers Holding for Financial Investments SAE	40,996	42
*	ElSewedy Electric Co.	7,718	41
*	South Valley Cement	74,684	40
	Oriental Weavers	24,535	34
*	Ezz Steel	24,554	30
*	Six of October Development & Investment	24,349	27
*	Palm Hills Developments SAE	67,986	18
	Heliopolis Co. for Housing and Construction SAE	3,075	17
*	Abu Dhabi Islamic Bank	24,453	16

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Egyptian Financial & Industrial Co.	321	—
			2,356
Finland (0.3%)
	Nokia Oyj	696,097	5,166
	Sampo Oyj Class A	74,817	3,650
	Kone Oyj Class B	64,318	2,740
	UPM-Kymmene Oyj	116,697	2,181
	Nokian Renkaat Oyj	41,856	1,575
	Fortum Oyj	80,579	1,207
	Metso Oyj	47,028	1,149
	Wartsila OYJ Abp	24,970	1,064
	Elisa Oyj	24,426	919
	Stora Enso Oyj	97,520	903
	Cargotec Oyj Class B	22,188	789
	Orion Oyj Class B	16,052	573
	Huhtamaki Oyj	14,189	500
	Amer Sports Oyj	16,751	469
	Neste Oyj	18,951	461
^	Outotec Oyj	94,394	324
	Kesko Oyj Class B	9,796	312
	Valmet Oyj	28,128	296
	Tieto Oyj	10,196	261
	Konecranes Oyj	8,513	228
	Metsa Board Oyj	33,515	213
	Sponda Oyj	44,471	189
	Citycon Oyj	59,664	157
	Caverion Corp.	15,327	133
	Kemira Oyj	10,948	130
*,^	Outokumpu Oyj	31,105	105
	Uponor Oyj	7,218	96
^	YIT Oyj	17,206	90
	Ramirent Oyj	11,293	88
	Raisio Oyj	14,364	68
*	Oriola-KD Oyj	13,385	65
	Cramo Oyj	2,348	43
^	Sanoma Oyj	7,321	32
*	Stockmann OYJ Abp Class B	3,597	28
			26,204
France (3.0%)
	Sanofi	215,601	21,737
	TOTAL SA	382,578	18,540
	BNP Paribas SA	185,108	11,228
	AXA SA	375,777	10,033
	LVMH Moet Hennessy Louis Vuitton SE	49,993	9,301
	Danone SA	102,232	7,117
	Airbus Group SE	101,282	7,037
	L'Oreal SA	34,526	6,290
	Societe Generale SA	131,513	6,106
	Orange SA	341,394	6,006
	Air Liquide SA	45,378	5,870
	Schneider Electric SE	95,265	5,760
^	Vinci SA	81,808	5,514
	Vivendi SA	226,186	5,443
^	Engie SA	262,680	4,601
	Essilor International SA	32,793	4,303
	Pernod Ricard SA	33,982	4,000
	Carrefour SA	113,841	3,707
	Safran SA	48,646	3,692
	Cie de Saint-Gobain	84,114	3,525
	Cie Generale des Etablissements Michelin	32,103	3,194
	Renault SA	29,579	2,783
	Kering	14,190	2,622
*	Alcatel-Lucent	595,007	2,414
	Legrand SA	43,513	2,385

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Hermes International	6,061	2,332
	Cap Gemini SA	25,029	2,226
	L'Oreal SA Loyalty Line	12,108	2,206
	Valeo SA	13,846	2,138
*,^	Alstom SA	65,317	2,128
	Publicis Groupe SA	32,326	2,097
	Credit Agricole SA	164,962	2,087
	Dassault Systemes	23,921	1,887
	Veolia Environnement SA	79,862	1,857
	Air Liquide SA (Prime de fidelite)	13,881	1,796
	Societe BIC SA	10,855	1,729
	SCOR SE	45,393	1,688
	SES SA	55,878	1,650
	Christian Dior SE	8,139	1,600
	Accor SA	32,171	1,597
	Bouygues SA	41,873	1,584
	Klepierre	29,285	1,388
	Arkema SA	17,606	1,286
	Thales SA	17,189	1,245
	Sodexo SA	13,543	1,204
	Ingenico Group SA	9,830	1,160
*	Peugeot SA	65,762	1,156
	Groupe Eurotunnel SE	81,545	1,142
	Atos SE	14,174	1,129
	Suez Environnement Co.	56,830	1,080
	Technip SA	20,629	1,076
	Sartorius Stedim Biotech	2,993	1,057
	Casino Guichard Perrachon SA	18,118	1,041
	Bollore SA	194,283	960
	Bureau Veritas SA	41,458	937
	Natixis SA	144,066	882
	Teleperformance	10,820	850
^	Eutelsat Communications SA	25,244	832
	Zodiac Aerospace	32,349	818
*	Numericable-SFR SAS	17,549	794
	Iliad SA	3,735	785
	STMicroelectronics NV	103,302	714
	Wendel SA	5,950	713
	Mercialys SA	30,154	693
	Saft Groupe SA	25,391	656
	Electricite de France SA	34,572	643
	Rexel SA	46,380	633
	Aeroports de Paris	4,853	609
	Gecina SA	4,764	609
	Edenred	32,690	599
2	Euronext NV	12,877	565
	Rubis SCA	6,685	536
	Eurofins Scientific SE	1,478	534
	Eurazeo SA	7,011	494
	JCDecaux SA	12,070	491
	SEB SA	4,683	476
	Fonciere Des Regions	4,996	470
	Lagardere SCA	16,049	467
	Orpea	5,561	446
*	UBISOFT Entertainment	14,291	428
	Eiffage SA	6,370	397
	Ipsen SA	6,176	390
	Faurecia	9,139	361
^	Technicolor SA	53,154	360
	ICADE	4,844	358
	Korian SA	8,909	337
	CNP Assurances	23,564	336
	Credit Agricole SA Loyalty Line	25,664	325
^	Vallourec SA	28,410	315

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Imerys SA	4,319	295
	Nexity SA	6,304	279
2	Elior	14,510	275
	Remy Cointreau SA	3,597	250
*	DBV Technologies SA	3,552	245
	Sopra Steria Group	2,118	241
	Metropole Television SA	12,110	233
	Altran Technologies SA	18,294	228
	BioMerieux	1,906	221
	Havas SA	25,376	220
*,^	CGG SA	54,168	218
	Plastic Omnium SA	7,468	216
	Alten SA	3,980	206
*	Nexans SA	5,175	206
	Societe Television Francaise 1	15,937	205
	Euler Hermes Group	1,829	171
	Elis SA	10,067	171
*,^	Air France-KLM	22,432	164
	Faiveley Transport SA	1,533	162
	Neopost SA	5,799	144
	Gaztransport Et Technigaz SA	2,718	136
*,^	Genfit	2,946	132
	Electricite de France SA Loyalty Line	6,661	124
	Virbac SA	549	109
*	Euro Disney SCA	75,318	104
	Beneteau SA	6,653	101
	Trigano SA	1,902	91
*	Groupe Fnac SA	1,373	89
	IPSOS	4,103	83
	Coface SA	9,900	80
	Guerbet	1,179	80
	Vicat	1,220	78
*	GameLoft SE	13,315	76
	LISI	2,726	67
	SEB SA Loyalty Line	643	65
*	Etablissements Maurel et Prom	17,679	64
*	Constellium NV Class A	16,000	60
	Vilmorin & Cie SA	815	57
	Boiron SA	633	56
	Tarkett SA	1,857	55
*	Derichebourg SA	18,005	55
	MPI	20,679	52
*	Parrot SA	974	44
^	Bourbon SA	2,900	43
	Rallye SA	2,306	43
	Haulotte Group SA	2,872	41
*,^	Eramet	929	37
	Assystem	1,557	33
	Albioma SA	1,776	29
	Bonduelle SCA	1,139	28
	FFP	382	28
^	Solocal Group	2,411	20
	Jacquet Metal Service	1,267	18
	Mersen	914	17
*,^	SOITEC	7,813	6
			235,138
Germany (2.9%)
	Bayer AG	153,396	20,475
	Siemens AG	161,899	16,282
	Daimler AG	176,414	15,308
	Allianz SE	83,310	14,588
	BASF SE	171,065	14,022
	SAP SE	161,319	12,753
*	Deutsche Telekom AG	584,327	10,926

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Deutsche Bank AG	262,066	7,349
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,003	6,388
	Bayerische Motoren Werke AG	59,505	6,109
	Linde AG	31,741	5,505
	Fresenius SE & Co. KGaA	71,633	5,256
	Deutsche Post AG	174,557	5,197
	Continental AG	18,948	4,556
	Deutsche Boerse AG	49,255	4,534
	Volkswagen AG Preference Shares	30,648	3,679
	E.ON SE	333,228	3,517
	Fresenius Medical Care AG & Co. KGaA	37,964	3,420
	Henkel AG & Co. KGaA Preference Shares	29,221	3,171
	adidas AG	33,691	3,020
	HeidelbergCement AG	38,397	2,861
	Vonovia SE	85,296	2,841
	Infineon Technologies AG	199,078	2,450
*	Commerzbank AG	209,696	2,309
	Merck KGaA	21,770	2,124
	ThyssenKrupp AG	104,663	2,111
	ProSiebenSat.1 Media SE	36,534	1,977
	Porsche Automobil Holding SE Preference Shares	40,835	1,913
	Henkel AG & Co. KGaA	19,750	1,823
	Deutsche Wohnen AG	62,337	1,758
	Brenntag AG	25,127	1,518
	Beiersdorf AG	15,678	1,489
	Symrise AG	20,034	1,320
	RWE AG	89,929	1,252
	Hannover Rueck SE	10,555	1,222
	HUGO BOSS AG	11,489	1,183
	GEA Group AG	28,396	1,137
	Wirecard AG	21,152	1,092
	FUCHS PETROLUB SE	25,522	1,055
	United Internet AG	19,404	1,008
	METRO AG	32,265	994
	K&S AG	38,092	964
	OSRAM Licht AG	16,292	958
	LEG Immobilien AG	11,717	935
*	QIAGEN NV	33,845	818
	MTU Aero Engines AG	8,809	815
	LANXESS AG	14,617	785
	Kabel Deutschland Holding AG	6,136	781
*,2	Zalando SE	19,506	683
	Puma SE	2,984	668
	Freenet AG	19,678	664
	Norma Group SE	12,074	619
	Evonik Industries AG	16,795	610
	MAN SE	5,697	595
	Volkswagen AG	4,276	592
	Telefonica Deutschland Holding AG	83,071	535
	RTL Group SA	6,165	533
*	Dialog Semiconductor plc	13,707	506
*	Deutsche Lufthansa AG	32,260	477
	Aurubis AG	6,974	466
	Drillisch AG	8,836	456
	KION Group AG	10,057	453
	Fraport AG Frankfurt Airport Services Worldwide	6,847	434
	TUI AG-DI	23,341	433
	Fuchs Petrolub SE Preference Shares	8,756	420
*	Nordex SE	12,551	410
	Deutsche EuroShop AG	8,453	408
	DMG Mori AG	9,244	367
	STADA Arzneimittel AG	9,436	359
	Axel Springer SE	6,284	354
	Aareal Bank AG	8,799	335

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	HOCHTIEF AG	3,588	334
	Gerresheimer AG	4,122	322
^	KUKA AG	3,729	315
	Sartorius AG Preference Shares	1,390	314
	Bayerische Motoren Werke AG Preference Shares	3,869	312
	alstria office REIT-AG	18,364	256
*	MorphoSys AG	4,109	254
	Stroeer SE	4,030	254
	Software AG	8,520	248
^	Suedzucker AG	13,234	247
	CTS Eventim AG & Co. KGaA	6,198	243
^	Bilfinger SE	5,310	238
	Rational AG	590	234
	Leoni AG	5,436	222
	TAG Immobilien AG	16,429	213
*	GRENKELEASING AG	1,154	212
	Fielmann AG	2,992	210
	Sixt SE	3,725	208
	Krones AG	1,665	200
	Pfeiffer Vacuum Technology AG	1,577	197
	Takkt AG	10,483	195
	Wincor Nixdorf AG	3,793	194
	Jungheinrich AG Preference Shares	2,597	191
	Hella KGaA Hueck & Co.	4,568	187
	Wacker Chemie AG	1,999	176
	Salzgitter AG	5,667	164
*,^	SGL Carbon SE	8,789	162
	RHOEN-KLINIKUM AG	5,330	159
*	PATRIZIA Immobilien AG	5,663	156
	BRAAS Monier Building Group SA	5,799	152
	Duerr AG	1,716	143
	Talanx AG	4,447	143
^	Kloeckner & Co. SE	14,417	129
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	115
	CompuGroup Medical AG	3,741	110
	Nemetschek AG	2,404	104
	Bechtle AG	1,108	102
*	Heidelberger Druckmaschinen AG	32,853	94
*,^	SMA Solar Technology AG	1,946	94
*	Vossloh AG	1,197	88
	BayWa AG	2,533	86
	Indus Holding AG	1,803	84
*,^	AIXTRON SE	12,390	79
	Sixt SE Preference Shares	1,806	78
	Rheinmetall AG	1,226	77
	ElringKlinger AG	3,434	77
	KWS Saat SE	221	71
	Gerry Weber International AG	4,199	68
	Carl Zeiss Meditec AG	2,316	68
	Bertrandt AG	558	65
	Jenoptik AG	3,717	60
	Biotest AG Preference Shares	3,969	56
	DIC Asset AG	5,437	53
	Deutz AG	11,888	45
	KSB AG Preference Shares	80	34
	Wacker Neuson SE	2,449	34
	Hamburger Hafen und Logistik AG	2,013	29
	CAT Oil AG	717	6
			227,886
Greece (0.0%)
	OPAP SA	33,820	299
	Hellenic Telecommunications Organization SA ADR	45,296	209
	FF Group	9,992	201
*	National Bank of Greece SA	248,046	183

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Hellenic Telecommunications Organization SA	19,491	181
*	Motor Oil Hellas Corinth Refineries SA	14,637	180
	Titan Cement Co. SA	7,714	169
	JUMBO SA	16,422	159
	Mytilineos Holdings SA	20,599	110
	Athens Water Supply & Sewage Co. SA	16,211	102
*	Alpha Bank AE	659,490	83
	Public Power Corp. SA	13,196	76
*	Eurobank Ergasias SA	1,350,700	46
	Hellenic Petroleum SA	7,187	42
	Grivalia Properties REIC AE	3,952	36
*	Piraeus Bank SA	281,904	29
	Hellenic Exchanges SA	4,615	26
*	Ellaktor SA	8,992	18
			2,149
Hong Kong (1.2%)
	AIA Group Ltd.	2,267,782	13,242
	CK Hutchison Holdings Ltd.	496,427	6,782
	Hong Kong Exchanges and Clearing Ltd.	224,607	5,864
	Sun Hung Kai Properties Ltd.	337,183	4,500
	Cheung Kong Property Holdings Ltd.	528,927	3,694
	Hang Seng Bank Ltd.	186,468	3,414
	CLP Holdings Ltd.	301,465	2,622
	Hong Kong & China Gas Co. Ltd.	1,227,435	2,487
	Jardine Matheson Holdings Ltd.	45,201	2,452
	Link REIT	404,760	2,404
	Swire Pacific Ltd. Class A	203,562	2,351
	Power Assets Holdings Ltd.	214,000	2,128
	BOC Hong Kong Holdings Ltd.	645,000	2,058
	Jardine Strategic Holdings Ltd.	64,712	1,951
	Sands China Ltd.	484,000	1,737
	Hongkong Land Holdings Ltd.	200,200	1,499
	Wharf Holdings Ltd.	220,600	1,310
	Galaxy Entertainment Group Ltd.	379,000	1,290
	Bank of East Asia Ltd.	296,672	1,106
	Henderson Land Development Co. Ltd.	167,463	1,066
	Prosperity REIT	2,801,000	1,025
	Want Want China Holdings Ltd.	1,196,391	993
	MTR Corp. Ltd.	218,500	989
	China Mengniu Dairy Co. Ltd.	508,000	982
	Cheung Kong Infrastructure Holdings Ltd.	97,000	901
	Tingyi Cayman Islands Holding Corp.	524,000	895
	Li & Fung Ltd.	1,104,000	891
	New World Development Co. Ltd.	825,224	880
	Hang Lung Properties Ltd.	354,000	865
	Techtronic Industries Co. Ltd.	226,500	827
*,^	Goldin Financial Holdings Ltd.	394,000	735
	AAC Technologies Holdings Inc.	115,500	731
	Sino Land Co. Ltd.	440,280	678
	Samsonite International SA	211,796	623
	Wheelock & Co. Ltd.	131,000	609
	Swire Properties Ltd.	188,446	564
	Hysan Development Co. Ltd.	106,000	469
	Yue Yuen Industrial Holdings Ltd.	122,500	447
	Esprit Holdings Ltd.	342,246	383
*	Semiconductor Manufacturing International Corp.	3,943,000	369
	PCCW Ltd.	659,000	356
	NWS Holdings Ltd.	230,500	346
	Hopewell Holdings Ltd.	92,500	334
^	Prada SPA	81,100	329
	VTech Holdings Ltd.	24,500	297
*,2	WH Group Ltd.	532,201	294
^	Sun Art Retail Group Ltd.	345,579	283
	ASM Pacific Technology Ltd.	38,200	270

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	New World China Land Ltd.	406,000	268
	Cathay Pacific Airways Ltd.	135,000	268
	SJM Holdings Ltd.	314,000	260
	Kerry Properties Ltd.	85,500	253
	First Pacific Co. Ltd.	361,200	247
^	Wynn Macau Ltd.	176,800	242
*	HKBN Ltd.	193,689	233
*	Tongda Group Holdings Ltd.	1,110,000	225
	Johnson Electric Holdings Ltd.	57,750	212
*	Global Brands Group Holding Ltd.	990,000	204
	FIH Mobile Ltd.	427,000	203
^	Haitong International Securities Group Ltd.	366,038	202
*,^	Brightoil Petroleum Holdings Ltd.	566,000	201
	Champion REIT	375,000	194
^	Imperial Pacific International Holdings Ltd.	7,710,000	194
	Giordano International Ltd.	354,000	190
	Shun Tak Holdings Ltd.	472,000	188
	Melco International Development Ltd.	118,000	182
	Dah Sing Financial Holdings Ltd.	32,544	182
	Uni-President China Holdings Ltd.	220,800	181
^	Xinyi Solar Holdings Ltd.	448,000	177
*,^	Goldin Properties Holdings Ltd.	204,000	175
^	Chow Tai Fook Jewellery Group Ltd.	201,600	172
*	Hybrid Kinetic Group Ltd.	3,574,000	170
	Television Broadcasts Ltd.	45,800	167
	Fortune REIT	157,923	164
^	Dawnrays Pharmaceutical Holdings Ltd.	196,000	162
*,2	China Jicheng Holdings Ltd.	641,934	161
	China Travel International Investment Hong Kong Ltd.	354,000	160
	MGM China Holdings Ltd.	108,000	157
	Jiangnan Group Ltd.	684,000	156
	Cafe de Coral Holdings Ltd.	46,000	155
	Xinyi Glass Holdings Ltd.	300,000	155
*	China Harmony New Energy Auto Holding Ltd.	231,000	153
	Luk Fook Holdings International Ltd.	59,000	152
	Value Partners Group Ltd.	143,000	151
^	Guotai Junan International Holdings Ltd.	399,000	146
	Stella International Holdings Ltd.	59,000	146
	Orient Overseas International Ltd.	30,500	145
	Shangri-La Asia Ltd.	157,519	144
	L'Occitane International SA	70,000	141
	Man Wah Holdings Ltd.	121,600	138
	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	132
^	Town Health International Medical Group Ltd.	618,000	128
*	Canvest Environmental Protection Group Co. Ltd.	291,000	125
	CITIC Telecom International Holdings Ltd.	302,500	125
	Minth Group Ltd.	60,000	124
*	National Agricultural Holdings Ltd.	246,000	123
	Shui On Land Ltd.	447,000	123
	China Soft Power Technology Holdings Ltd.	1,302,000	122
	NagaCorp Ltd.	172,000	121
*,^	KuangChi Science Ltd.	289,000	118
	Lifestyle International Holdings Ltd.	81,500	118
*,^	Superb Summit International Group Ltd.	620,000	117
*	Good Resources Holdings Ltd.	479,978	116
	Huabao International Holdings Ltd.	275,000	115
	Nexteer Automotive Group Ltd.	107,000	114
*,^	FDG Electric Vehicles Ltd.	1,620,000	112
*	China Water Industry Group Ltd.	544,000	112
	SmarTone Telecommunications Holdings Ltd.	63,000	111
	Yuexiu REIT	207,000	109
	Sunlight REIT	215,000	109
	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	107
*	SMI Holdings Group Ltd.	1,212,000	106

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^	United Co. RUSAL plc	270,000	103
*,^	China LNG Group Ltd.	2,400,000	100
*	China Oceanwide Holdings Ltd.	700,000	97
	G-Resources Group Ltd.	4,329,600	97
*,^	Hang Fat Ginseng Holdings Co. Ltd.	1,310,000	96
*	Sino Oil And Gas Holdings Ltd.	3,795,000	94
*	Kong Sun Holdings Ltd.	925,000	92
	REXLot Holdings Ltd.	1,600,000	91
	Dah Sing Banking Group Ltd.	47,937	91
*,^	Anton Oilfield Services Group	676,000	89
*	TOM Group Ltd.	325,971	88
*,^	Winshine Entertainment & Media Holding Co. Ltd.	675,904	88
	Kerry Logistics Network Ltd.	58,000	86
*,^	SPT Energy Group Inc.	866,000	84
*	Newtree Group Holdings Ltd.	232,000	84
	Far East Consortium International Ltd.	225,000	82
*,^	China Financial International Investments Ltd.	790,000	81
	Great Eagle Holdings Ltd.	24,000	79
	Freeman Financial Corp. Ltd.	1,294,914	75
*	United Photovoltaics Group Ltd.	734,000	75
	Pacific Textiles Holdings Ltd.	52,000	74
*,^	Summit Ascent Holdings Ltd.	145,948	73
	Hopewell Highway Infrastructure Ltd.	156,300	72
	SITC International Holdings Co. Ltd.	136,000	70
	Mason Financial Holdings Ltd.	1,871,227	70
	Pacific Basin Shipping Ltd.	235,000	70
	Ju Teng International Holdings Ltd.	126,000	69
^	Shougang Fushan Resources Group Ltd.	498,000	67
	NewOcean Energy Holdings Ltd.	162,000	66
	Singamas Container Holdings Ltd.	548,000	65
*	Mei Ah Entertainment Group Ltd.	606,122	65
	EVA Precision Industrial Holdings Ltd.	272,000	64
	Yingde Gases Group Co. Ltd.	137,500	61
*,2	CGN Meiya Power Holdings Co. Ltd.	250,000	60
*	Sincere Watch Hong Kong Ltd.	560,000	59
	K Wah International Holdings Ltd.	132,000	57
	Lee's Pharmaceutical Holdings Ltd.	43,500	56
	China Aerospace International Holdings Ltd.	382,000	55
^	TCL Communication Technology Holdings Ltd.	74,000	55
^	China Smarter Energy Group Holdings Ltd.	636,000	54
*	Suncorp Technologies Ltd.	1,910,000	52
^	China LotSynergy Holdings Ltd.	940,000	51
	GCL New Energy Holdings Ltd.	696,000	51
	Texwinca Holdings Ltd.	52,000	50
	APT Satellite Holdings Ltd.	49,500	48
	Towngas China Co. Ltd.	71,000	48
*	Goodbaby International Holdings Ltd.	104,464	48
*,^	China Huarong Energy Co. Ltd.	1,161,500	48
	Dynam Japan Holdings Co. Ltd.	37,400	46
*	United Laboratories International Holdings Ltd.	86,000	46
*	CST Mining Group Ltd.	4,128,000	45
*,^	Honghua Group Ltd.	540,000	44
*	MMG Ltd.	196,000	43
*,^	Midland Holdings Ltd.	96,000	41
	Sun Hung Kai & Co. Ltd.	58,000	39
^	SA Sa International Holdings Ltd.	115,995	37
	Chow Sang Sang Holdings International Ltd.	19,000	37
^	Truly International Holdings Ltd.	154,000	37
*	Hong Kong Television Network Ltd.	164,000	35
*	L'sea Resources International Holdings Ltd.	570,000	34
	Shenwan Hongyuan HK Ltd.	75,000	33
	TPV Technology Ltd.	224,000	33
	Springland International Holdings Ltd.	122,657	31
*	Sunshine Oilsands Ltd.	317,500	30

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Xinchen China Power Holdings Ltd.	128,000	30
*,^	Silver Base Group Holdings Ltd.	196,000	30
	TCC International Holdings Ltd.	147,000	29
*	Louis XIII Holdings Ltd.	107,500	27
*	Macau Legend Development Ltd.	186,000	26
*	Lai Sun Development Co. Ltd.	1,446,000	26
	Liu Chong Hing Investment Ltd.	19,982	24
	Trinity Ltd.	156,000	23
*,^	Haier Healthwise Holdings Ltd.	301,115	20
	Parkson Retail Group Ltd.	117,500	17
*	China Household Holdings Ltd.	445,000	15
	Emperor Watch & Jewellery Ltd.	360,000	10
*	Real Nutriceutical Group Ltd. Rights Exp. 11/6/2015	32,175	—
			96,023
Hungary (0.0%)
	OTP Bank plc	59,154	1,146
	Richter Gedeon Nyrt	21,925	366
	MOL Hungarian Oil & Gas plc	6,799	307
*	Magyar Telekom Telecommunications plc	62,225	86
			1,905
India (1.1%)
	Housing Development Finance Corp. Ltd.	281,549	5,400
	HDFC Bank Ltd. ADR	82,371	5,036
	Infosys Ltd. ADR	250,883	4,556
	Tata Consultancy Services Ltd.	87,030	3,318
2	Reliance Industries Ltd. GDR	99,545	2,852
	Sun Pharmaceutical Industries Ltd.	199,592	2,710
	Infosys Ltd.	130,954	2,273
	Hindustan Unilever Ltd.	136,625	1,672
	ITC Ltd.	324,315	1,658
*	Tata Motors Ltd.	245,274	1,437
	Reliance Industries Ltd.	98,766	1,429
	Oil & Natural Gas Corp. Ltd.	362,409	1,367
	ICICI Bank Ltd.	317,485	1,340
	Lupin Ltd.	42,288	1,242
	HCL Technologies Ltd.	92,901	1,238
	Axis Bank Ltd.	167,819	1,217
	Kotak Mahindra Bank Ltd.	115,324	1,211
	Bharti Airtel Ltd.	222,145	1,184
	Coal India Ltd.	236,235	1,154
	Dr Reddy's Laboratories Ltd.	13,551	882
	Mahindra & Mahindra Ltd.	48,200	871
	IndusInd Bank Ltd.	61,090	850
	NTPC Ltd. (Common)	410,457	832
	Larsen & Toubro Ltd.	35,743	769
	State Bank of India GDR	21,221	767
	Adani Ports & Special Economic Zone Ltd.	168,835	762
	ICICI Bank Ltd. ADR	81,110	699
	Hero MotoCorp Ltd.	17,276	681
	Indiabulls Housing Finance Ltd.	58,547	643
	Indian Oil Corp. Ltd.	104,924	641
	Tech Mahindra Ltd.	77,736	640
	Wipro Ltd.	71,277	627
	Asian Paints Ltd.	49,047	622
	Maruti Suzuki India Ltd.	9,018	612
	Aurobindo Pharma Ltd.	47,918	611
	Zee Entertainment Enterprises Ltd.	89,092	556
	Eicher Motors Ltd.	2,036	551
*	United Spirits Ltd.	11,184	537
	Cipla Ltd.	50,968	537
	Bharti Infratel Ltd.	89,213	530
	GAIL India Ltd.	108,270	510
	Idea Cellular Ltd.	229,303	490
	Power Grid Corp. of India Ltd.	231,783	456

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Bajaj Auto Ltd.	11,495	448
UltraTech Cement Ltd.	9,734	429
UPL Ltd.	60,270	423
Shriram Transport Finance Co. Ltd.	28,681	413
Bosch Ltd.	1,238	387
Mphasis Ltd.	51,680	374
LIC Housing Finance Ltd.	50,770	371
Glenmark Pharmaceuticals Ltd.	24,487	370
Godrej Consumer Products Ltd.	18,799	362
Bharat Petroleum Corp. Ltd.	26,241	349
Credit Analysis & Research Ltd.	17,395	346
Nestle India Ltd.	3,622	342
Vedanta Ltd.	213,858	324
Dabur India Ltd.	76,193	314
Yes Bank Ltd.	26,777	310
Mindtree Ltd.	12,890	309
CRISIL Ltd.	10,095	302
Bharat Heavy Electricals Ltd.	97,563	296
Ambuja Cements Ltd.	92,983	294
* Shree Cement Ltd.	1,543	289
Apollo Hospitals Enterprise Ltd.	14,411	289
JSW Steel Ltd.	20,465	284
Pfizer Ltd.	7,080	275
* Cadila Healthcare Ltd.	40,645	259
Titan Co. Ltd.	48,049	257
Siemens Ltd.	12,446	252
Britannia Industries Ltd.	4,992	246
Federal Bank Ltd.	288,546	239
* Blue Dart Express Ltd.	2,017	235
Rajesh Exports Ltd.	23,244	228
Bajaj Finance Ltd.	2,819	225
Bank of Baroda	91,356	223
Wipro Ltd. ADR	17,687	219
Cyient Ltd.	26,586	218
ABB India Ltd.	11,390	215
Havells India Ltd.	55,138	213
Piramal Enterprises Ltd.	14,712	210
NMDC Ltd.	133,233	203
Rural Electrification Corp. Ltd.	52,980	202
State Bank of India	55,530	201
Hindustan Petroleum Corp. Ltd.	17,055	200
Power Finance Corp. Ltd.	54,172	198
Marico Ltd.	33,062	195
Motherson Sumi Systems Ltd.	51,808	194
Hindustan Zinc Ltd.	79,986	192
Cairn India Ltd.	81,088	190
Crompton Greaves Ltd.	71,167	189
Bajaj Finserv Ltd.	6,175	186
Dewan Housing Finance Corp. Ltd.	54,173	186
Petronet LNG Ltd.	61,098	181
Grasim Industries Ltd.	3,156	179
* Abbott India Ltd.	2,099	179
Hindalco Industries Ltd.	139,523	179
Bharat Forge Ltd.	12,991	170
* Suzlon Energy Ltd.	451,294	169
* Reliance Communications Ltd.	146,458	168
United Breweries Ltd.	11,552	166
Jubilant Foodworks Ltd.	7,394	165
Page Industries Ltd.	735	158
Bharat Electronics Ltd.	8,274	157
Pidilite Industries Ltd.	18,150	155
Mahindra & Mahindra Financial Services Ltd.	43,961	152
Torrent Pharmaceuticals Ltd.	6,428	151
GlaxoSmithKline Pharmaceuticals Ltd.	2,939	149

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
ACC Ltd.	7,059	149
Cummins India Ltd.	9,045	148
Max India Ltd.	18,124	146
Colgate-Palmolive India Ltd.	9,940	145
Reliance Capital Ltd.	22,512	145
Steel Authority of India Ltd.	176,832	144
Oracle Financial Services Software Ltd.	2,415	143
Divi's Laboratories Ltd.	7,870	139
Tata Power Co. Ltd.	126,230	133
Ashok Leyland Ltd.	92,594	132
Tata Steel Ltd.	34,752	131
Punjab National Bank	64,733	127
Emami Ltd.	7,710	126
MRF Ltd.	207	126
HDFC Bank Ltd.	7,224	121
Aditya Birla Nuvo Ltd.	3,850	121
Sundaram Finance Ltd.	5,136	117
Wockhardt Ltd.	5,121	117
GlaxoSmithKline Consumer Healthcare Ltd.	1,260	116
Oil India Ltd.	18,669	116
* IDFC Bank Ltd.	103,749	115
DLF Ltd.	60,681	108
Bajaj Holdings & Investment Ltd.	4,212	107
Reliance Infrastructure Ltd.	17,599	106
Oberoi Realty Ltd.	23,982	105
Castrol India Ltd.	14,722	104
IDFC Ltd.	103,749	93
Voltas Ltd.	21,448	93
JSW Energy Ltd.	65,068	92
Alembic Pharmaceuticals Ltd.	8,754	91
Muthoot Finance Ltd.	32,403	89
Godrej Industries Ltd.	14,509	87
AIA Engineering Ltd.	5,820	85
eClerx Services Ltd.	3,049	85
Arvind Ltd.	20,018	85
* SKS Microfinance Ltd.	12,790	84
* Sun Pharma Advanced Research Co. Ltd.	14,218	84
CESC Ltd.	9,350	83
Gillette India Ltd.	1,099	81
Ajanta Pharma Ltd.	3,380	80
Just Dial Ltd.	6,520	80
NCC Ltd.	63,849	78
* Jindal Steel & Power Ltd.	63,005	77
Balkrishna Industries Ltd.	7,599	76
PI Industries Ltd.	7,408	76
Apollo Tyres Ltd.	28,669	75
Kajaria Ceramics Ltd.	5,263	73
* Gujarat Pipavav Port Ltd.	29,361	72
Alstom T&D India Ltd.	8,970	72
Tata Communications Ltd.	10,833	71
Amara Raja Batteries Ltd.	5,150	71
Redington India Ltd.	38,482	70
Berger Paints India Ltd.	20,494	69
Torrent Power Ltd.	23,118	68
* Essar Oil Ltd.	23,435	68
Hexaware Technologies Ltd.	18,647	68
* Indian Hotels Co. Ltd.	44,199	67
Persistent Systems Ltd.	6,778	67
Thermax Ltd.	5,117	66
Info Edge India Ltd.	5,723	66
WABCO India Ltd.	640	65
Canara Bank	15,022	63
Century Textiles & Industries Ltd.	7,450	63
KPIT Technologies Ltd.	30,090	63

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Sadbhav Engineering Ltd.	12,847	63
Strides Arcolab Ltd.	3,169	62
Bayer CropScience Ltd.	1,170	62
* Adani Power Ltd.	129,261	62
TVS Motor Co. Ltd.	15,125	61
Repco Home Finance Ltd.	5,587	61
Sun TV Network Ltd.	9,912	60
Adani Enterprises Ltd.	42,545	60
Gateway Distriparks Ltd.	11,596	59
Sintex Industries Ltd.	37,552	58
Cox & Kings Ltd.	13,948	58
Tata Chemicals Ltd.	9,174	57
IRB Infrastructure Developers Ltd.	15,260	57
Vakrangee Ltd.	28,576	57
Ipca Laboratories Ltd.	4,757	57
Welspun Corp. Ltd.	36,272	56
* Gujarat Gas Ltd.	6,502	55
Exide Industries Ltd.	23,787	54
* GMR Infrastructure Ltd.	269,033	54
GRUH Finance Ltd.	13,350	52
Union Bank of India	21,229	51
IDBI Bank Ltd.	37,908	49
NHPC Ltd.	174,976	48
* Reliance Power Ltd.	62,911	48
* Bajaj Corp. Ltd.	7,508	47
Tata Global Beverages Ltd.	22,864	47
Karur Vysya Bank Ltd.	7,135	46
* Dish TV India Ltd.	28,109	45
* Whirlpool of India Ltd.	4,543	44
L&T Finance Holdings Ltd.	40,644	41
* Hathway Cable & Datacom Ltd.	65,940	41
Jammu & Kashmir Bank Ltd.	32,230	41
Gujarat Fluorochemicals Ltd.	4,074	40
Prestige Estates Projects Ltd.	12,821	40
VA Tech Wabag Ltd.	3,912	38
* Mangalore Refinery & Petrochemicals Ltd.	45,416	38
National Aluminium Co. Ltd.	63,183	37
* Housing Development & Infrastructure Ltd.	31,911	35
Multi Commodity Exchange of India Ltd.	2,593	35
Sobha Ltd.	7,055	35
Gujarat State Petronet Ltd.	17,246	34
* Jaiprakash Associates Ltd.	159,746	33
* Indiabulls Real Estate Ltd.	33,322	32
IFCI Ltd.	75,943	31
Indraprastha Gas Ltd.	4,094	30
* Pipavav Defence & Offshore Engineering Co. Ltd.	34,299	30
Rolta India Ltd.	18,714	28
Bank of India	13,460	27
Jain Irrigation Systems Ltd.	28,413	27
South Indian Bank Ltd.	79,690	25
Great Eastern Shipping Co. Ltd.	4,216	24
Biocon Ltd.	3,399	24
Alstom India Ltd.	2,496	24
* Hindustan Construction Co. Ltd.	58,499	24
* Adani Transmissions Ltd.	42,545	24
* Unitech Ltd.	198,930	23
Srei Infrastructure Finance Ltd.	33,628	23
Indian Bank	11,871	23
Karnataka Bank Ltd.	10,313	20
Engineers India Ltd.	6,599	20
Videocon Industries Ltd.	9,656	20
* DEN Networks Ltd.	10,752	19
Vijaya Bank	31,062	17
Syndicate Bank	11,844	17

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Central Bank of India	13,166	17
PTC India Ltd.	16,013	16
Corp Bank	23,040	15
* Indian Overseas Bank	27,269	15
UCO Bank	17,873	14
Coromandel International Ltd.	4,820	14
Allahabad Bank	11,991	14
Oriental Bank of Commerce	6,239	13
Amtek Auto Ltd.	19,970	12
* Bhushan Steel Ltd.	2,605	2
* Nirvikara Paper Mills Ltd.	716	1
* Arvind Infrastructure Ltd	2,001	—
		82,849
Indonesia (0.2%)
Bank Central Asia Tbk PT	3,166,328	2,972
Astra International Tbk PT	4,266,130	1,829
Telekomunikasi Indonesia Persero Tbk PT	8,279,640	1,638
Bank Rakyat Indonesia Persero Tbk PT	1,968,778	1,504
Bank Mandiri Persero Tbk PT	1,507,116	953
Unilever Indonesia Tbk PT	194,000	523
Bank Negara Indonesia Persero Tbk PT	1,100,630	380
Perusahaan Gas Negara Persero Tbk PT	1,669,100	363
AKR Corporindo Tbk PT	766,700	329
Kalbe Farma Tbk PT	3,041,400	316
Semen Indonesia Persero Tbk PT	437,300	311
United Tractors Tbk PT	222,960	294
Indofood Sukses Makmur Tbk PT	666,900	268
Indocement Tunggal Prakarsa Tbk PT	203,700	266
Lippo Karawaci Tbk PT	2,823,500	245
Intiland Development Tbk PT	6,121,500	225
Gudang Garam Tbk PT	71,400	224
Charoen Pokphand Indonesia Tbk PT	1,127,500	204
* Tower Bersama Infrastructure Tbk PT	357,100	185
Surya Citra Media Tbk PT	837,200	178
Ramayana Lestari Sentosa Tbk PT	3,479,900	160
BISI International Tbk PT	1,725,100	151
Summarecon Agung Tbk PT	1,475,500	149
Indofood CBP Sukses Makmur Tbk PT	147,600	142
Media Nusantara Citra Tbk PT	1,051,100	136
Bumi Serpong Damai Tbk PT	1,147,400	135
Ciputra Development Tbk PT	1,298,057	102
* XL Axiata Tbk PT	418,000	95
Wijaya Karya Beton Tbk PT	1,298,600	92
Pakuwon Jati Tbk PT	2,725,000	84
Bank Danamon Indonesia Tbk PT	408,600	82
Jasa Marga Persero Tbk PT	225,200	79
Adaro Energy Tbk PT	1,516,000	66
Bank Tabungan Negara Persero Tbk PT	743,100	64
Waskita Karya Persero Tbk PT	525,374	62
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,091,000	60
Astra Agro Lestari Tbk PT	39,400	57
Matahari Putra Prima Tbk PT	345,600	56
Tambang Batubara Bukit Asam Persero Tbk PT	100,900	54
Wijaya Karya Persero Tbk PT	249,900	53
* Panin Financial Tbk PT	3,164,200	50
MNC Investama Tbk PT	2,927,700	45
Global Mediacom Tbk PT	667,100	42
* Lippo Cikarang Tbk PT	69,300	40
* Indosat Tbk PT	131,868	40
Alam Sutera Realty Tbk PT	1,374,100	39
Ace Hardware Indonesia Tbk PT	729,200	36
* Eagle High Plantations Tbk PT	2,054,500	35
* Vale Indonesia Tbk PT	216,600	35
Surya Semesta Internusa Tbk PT	704,600	33

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,100	33
* Agung Podomoro Land Tbk PT	1,547,500	31
Gajah Tunggal Tbk PT	720,000	31
Siloam International Hospitals Tbk PT	38,600	31
Bekasi Fajar Industrial Estate Tbk PT	1,002,100	28
Indo Tambangraya Megah Tbk PT	42,500	26
Timah Persero Tbk PT	473,400	21
* Mitra Adiperkasa Tbk PT	82,600	21
* Energi Mega Persada Tbk PT	5,503,500	20
Medco Energi Internasional Tbk PT	186,500	15
* Berlian Laju Tanker Tbk PT	968,000	14
* Bumi Resources Tbk PT	1,618,500	6
		15,758
Ireland (0.1%)
Kerry Group plc Class A	24,427	1,984
* Bank of Ireland	4,678,076	1,740
* Ryanair Holdings plc ADR	20,329	1,589
Smurfit Kappa Group plc	40,647	1,157
Paddy Power plc	5,707	660
* ICON plc	10,000	639
Kingspan Group plc	26,150	633
Glanbia plc	29,480	571
* Ryanair Holdings plc	22,790	338
* Prothena Corp. plc	5,800	299
C&C Group plc	51,114	204
Green REIT plc	83,889	145
FBD Holdings plc	1,374	10
* Irish Bank Resolution Corp. Ltd.	14,385	—
		9,969
Israel (0.3%)
Teva Pharmaceutical Industries Ltd.	177,347	10,535
Bank Hapoalim BM	188,926	983
Bezeq The Israeli Telecommunication Corp. Ltd.	401,192	862
* Strauss Group Ltd.	58,844	842
* Bank Leumi Le-Israel BM	200,395	759
NICE-Systems Ltd.	8,265	511
Israel Chemicals Ltd.	72,044	399
* Mellanox Technologies Ltd.	8,039	379
* Israel Discount Bank Ltd. Class A	181,002	330
Elbit Systems Ltd.	3,823	303
Frutarom Industries Ltd.	5,312	229
Azrieli Group	5,692	222
Mizrahi Tefahot Bank Ltd.	15,715	191
Delek Group Ltd.	773	187
* Tower Semiconductor Ltd.	11,449	156
Gazit-Globe Ltd.	12,436	135
First International Bank Of Israel Ltd.	9,518	120
* Airport City Ltd.	12,314	120
Israel Corp. Ltd.	396	102
Paz Oil Co. Ltd.	663	99
Melisron Ltd.	2,819	98
* EZchip Semiconductor Ltd.	3,995	97
Alony Hetz Properties & Investments Ltd.	11,949	91
Osem Investments Ltd.	4,261	82
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	79
* Oil Refineries Ltd.	184,043	67
* Naphtha Israel Petroleum Corp. Ltd.	11,590	65
Shikun & Binui Ltd.	35,075	64
Harel Insurance Investments & Financial Services Ltd.	14,790	62
* Cellcom Israel Ltd. (Registered)	8,090	61
* Clal Insurance Enterprises Holdings Ltd.	3,854	59
* Jerusalem Oil Exploration	1,309	52
Reit 1 Ltd.	18,543	51
Ituran Location and Control Ltd.	2,266	47

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Migdal Insurance & Financial Holding Ltd.	47,854	43
*	Partner Communications Co. Ltd.	8,707	39
*	Compugen Ltd.	6,072	38
*	Allot Communications Ltd.	4,912	28
*	Mazor Robotics Ltd.	5,016	27
*	Nova Measuring Instruments Ltd.	2,405	25
	Silicom Ltd.	693	22
*	Kamada Ltd.	5,171	21
*	Evogene Ltd.	2,628	20
*	Kenon Holdings Ltd.	1,533	20
			18,722
Italy (0.9%)
	Intesa Sanpaolo SPA (Registered)	2,318,433	8,082
	Eni SPA	480,293	7,836
	Enel SPA	1,293,126	5,970
	UniCredit SPA	914,144	5,915
	Assicurazioni Generali SPA	228,668	4,338
*	Telecom Italia SPA (Registered)	2,225,976	3,100
*	Fiat Chrysler Automobiles NV	151,221	2,223
	Atlantia SPA	79,834	2,213
	Luxottica Group SPA	27,735	1,940
	Snam SPA	354,200	1,832
	Prysmian SPA	81,494	1,762
	CNH Industrial NV	250,626	1,692
	Terna Rete Elettrica Nazionale SPA	329,687	1,676
	Unione di Banche Italiane SPA	139,936	1,045
	Telecom Italia SPA (Bearer)	851,380	958
	Azimut Holding SPA	38,606	927
	Banca Generali SPA	28,231	871
*	Banco Popolare SC	57,497	861
	Mediobanca SPA	81,515	821
	EXOR SPA	15,677	779
*	Finmeccanica SPA	59,028	773
	Banca Monte dei Paschi di Siena SPA	399,476	733
	Banca Popolare di Milano Scarl	700,672	659
	Tenaris SA ADR	25,662	648
	Banca Popolare dell'Emilia Romagna SC	78,820	635
	Mediaset SPA	123,291	627
	Recordati SPA	23,910	595
*,^	Saipem SPA	62,887	591
*	LivaNova plc	8,297	550
	Enel Green Power SPA	243,912	516
	Italcementi SPA	43,842	487
	UnipolSai SPA	176,053	424
	A2A SPA	301,842	414
	Davide Campari-Milano SPA	45,120	386
	Tenaris SA	29,761	375
	Falck Renewables SPA	291,555	365
	Unipol Gruppo Finanziario SPA	76,871	359
2	Anima Holding SPA	35,414	348
	Mediolanum SPA	41,853	340
*	Yoox Net-A-Porter Group SPA	9,975	338
	Banca Popolare di Sondrio SCARL	71,946	328
	Moncler SPA	19,854	320
	ERG SPA	20,451	290
	Hera SPA	109,162	287
	FinecoBank Banca Fineco SPA	34,759	262
	DiaSorin SPA	5,622	252
*	Credito Valtellinese SC	190,798	240
*	Juventus Football Club SPA	825,309	237
	Iren SPA	136,998	226
	Banca Carige SPA	121,503	222
	De' Longhi SPA	8,878	217
	Salvatore Ferragamo SPA	7,614	207

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Brembo SPA	4,602	203
	Buzzi Unicem SPA	11,773	199
*	Autogrill SPA	19,451	181
	Ansaldo STS SPA	16,919	180
	Tod's SPA	2,088	175
	Cerved Information Solutions SPA	22,594	171
	Societa Cattolica di Assicurazioni SCRL	20,187	158
	Banca IFIS SPA	6,213	153
*,2	OVS SPA	21,970	151
	ACEA SPA	9,936	143
	MARR SPA	6,935	141
	Interpump Group SPA	9,369	138
	Salini Impregilo SPA	27,931	116
	Parmalat SPA	44,356	115
	Industria Macchine Automatiche SPA	2,180	113
	Ei Towers SPA	1,850	112
*	Saras SPA	53,596	106
	Beni Stabili SpA SIIQ	124,719	103
	Danieli & C Officine Meccaniche SPA RSP	6,539	99
	Italmobiliare SPA	2,286	99
	Amplifon SPA	11,873	92
	Zignago Vetro SPA	13,478	88
	Societa Iniziative Autostradali e Servizi SPA	6,715	77
	Credito Emiliano SPA	9,851	70
2	RAI Way SPA	13,264	68
	Brunello Cucinelli SPA	3,359	61
	Cementir Holding SPA	10,694	60
	Immobiliare Grande Distribuzione SIIQ SPA	55,106	55
*	Geox SPA	10,796	50
	ASTM SPA	3,541	48
	CNH Industrial NV (New York Shares)	6,507	44
*,^	Fincantieri SPA	74,730	41
	Danieli & C Officine Meccaniche SPA	1,880	40
*	Safilo Group SPA	3,221	40
	Esprinet SPA	4,334	39
	Astaldi SPA	4,791	39
*	RCS MediaGroup SPA	48,117	38
	Piaggio & C SPA	14,781	37
*	CIR-Compagnie Industriali Riunite SPA	32,485	36
*	Arnoldo Mondadori Editore SPA	24,213	30
*	Gruppo Editoriale L'Espresso SPA	22,920	25
*	Cofide SPA	48,461	24
^	Trevi Finanziaria Industriale SPA	17,319	22
			72,072
Japan (8.2%)
	Toyota Motor Corp.	499,230	30,568
	Mitsubishi UFJ Financial Group Inc.	2,689,072	17,388
	Honda Motor Co. Ltd.	333,619	11,076
	Sumitomo Mitsui Financial Group Inc.	255,448	10,156
	SoftBank Group Corp.	182,433	10,154
	Mizuho Financial Group Inc.	4,476,107	9,153
	KDDI Corp.	378,300	9,138
	Takeda Pharmaceutical Co. Ltd.	158,981	7,728
	Japan Tobacco Inc.	209,396	7,234
	East Japan Railway Co.	73,398	6,967
	Sony Corp.	241,900	6,860
	FANUC Corp.	38,248	6,731
	Central Japan Railway Co.	35,021	6,359
	Canon Inc.	208,700	6,234
	Seven & i Holdings Co. Ltd.	136,100	6,150
	Mitsubishi Estate Co. Ltd.	286,627	6,128
	NTT DOCOMO Inc.	292,948	5,750
	Murata Manufacturing Co. Ltd.	39,269	5,569
	Astellas Pharma Inc.	384,600	5,560

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Shin-Etsu Chemical Co. Ltd.	93,890	5,559
Bridgestone Corp.	146,898	5,386
Kao Corp.	104,548	5,340
Hitachi Ltd.	902,688	5,185
Tokio Marine Holdings Inc.	130,821	5,011
Panasonic Corp.	408,855	4,798
Mitsui Fudosan Co. Ltd.	168,000	4,554
Nissan Motor Co. Ltd.	427,901	4,439
Mitsubishi Corp.	241,800	4,380
Nippon Telegraph & Telephone Corp.	117,000	4,297
Mitsubishi Electric Corp.	410,819	4,261
Keyence Corp.	8,183	4,247
Nomura Holdings Inc.	671,100	4,204
Fuji Heavy Industries Ltd.	108,800	4,201
Mitsui & Co. Ltd.	322,900	4,079
ITOCHU Corp.	323,400	4,028
Denso Corp.	86,000	3,982
Nintendo Co. Ltd.	23,700	3,783
ORIX Corp.	249,460	3,647
Dai-ichi Life Insurance Co. Ltd.	204,600	3,537
Komatsu Ltd.	208,435	3,441
Fast Retailing Co. Ltd.	9,100	3,311
Tokyo Gas Co. Ltd.	657,000	3,244
MS&AD Insurance Group Holdings Inc.	110,389	3,240
Kubota Corp.	210,000	3,237
Nidec Corp.	43,006	3,231
FUJIFILM Holdings Corp.	76,200	3,029
Eisai Co. Ltd.	48,500	3,017
Hoya Corp.	73,000	3,000
Olympus Corp.	87,300	2,933
Daikin Industries Ltd.	45,579	2,918
Daiwa House Industry Co. Ltd.	111,000	2,898
Chubu Electric Power Co. Inc.	185,907	2,850
Nippon Steel & Sumitomo Metal Corp.	136,874	2,768
Mitsubishi Heavy Industries Ltd.	533,870	2,687
SMC Corp.	10,400	2,666
Sumitomo Mitsui Trust Holdings Inc.	689,460	2,638
Sumitomo Realty & Development Co. Ltd.	79,846	2,618
West Japan Railway Co.	37,400	2,617
Kyocera Corp.	54,900	2,475
Sysmex Corp.	42,268	2,416
Daito Trust Construction Co. Ltd.	22,292	2,411
Daiichi Sankyo Co. Ltd.	122,800	2,394
Suzuki Motor Corp.	71,581	2,337
Toray Industries Inc.	262,000	2,281
Shionogi & Co. Ltd.	54,800	2,240
Otsuka Holdings Co. Ltd.	67,700	2,239
* Tokyo Electric Power Co. Inc.	326,300	2,219
Shimano Inc.	14,100	2,216
Secom Co. Ltd.	33,100	2,202
Isuzu Motors Ltd.	187,720	2,182
Oriental Land Co. Ltd.	35,700	2,161
Dentsu Inc.	38,449	2,154
Ono Pharmaceutical Co. Ltd.	15,700	2,139
Sumitomo Corp.	191,300	2,096
Rakuten Inc.	149,600	2,070
Asahi Group Holdings Ltd.	67,100	2,065
Kirin Holdings Co. Ltd.	144,800	2,043
Sompo Japan Nipponkoa Holdings Inc.	64,975	2,025
Ajinomoto Co. Inc.	91,000	2,020
Resona Holdings Inc.	374,406	1,974
* Toshiba Corp.	697,000	1,960
Daiwa Securities Group Inc.	283,000	1,930
Mazda Motor Corp.	96,500	1,895

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
JFE Holdings Inc.	121,000	1,892
MEIJI Holdings Co. Ltd.	24,034	1,884
Terumo Corp.	63,100	1,863
Aeon Co. Ltd.	122,300	1,807
* Kansai Electric Power Co. Inc.	141,200	1,799
Recruit Holdings Co. Ltd.	55,870	1,792
Nitto Denko Corp.	27,600	1,760
Tokyo Electron Ltd.	28,800	1,720
Sumitomo Electric Industries Ltd.	123,800	1,684
Sekisui House Ltd.	98,600	1,636
Shiseido Co. Ltd.	69,100	1,630
Kintetsu Group Holdings Co. Ltd.	405,000	1,563
Aisin Seiki Co. Ltd.	39,300	1,555
Kikkoman Corp.	49,750	1,551
Tokyu Corp.	190,000	1,536
JX Holdings Inc.	391,907	1,531
Marubeni Corp.	265,228	1,528
Yaskawa Electric Corp.	128,663	1,523
Osaka Gas Co. Ltd.	378,000	1,485
Sumitomo Chemical Co. Ltd.	259,492	1,481
Amada Holdings Co. Ltd.	167,000	1,480
Japan Exchange Group Inc.	91,000	1,459
Asahi Kasei Corp.	238,000	1,456
Toyota Industries Corp.	27,500	1,440
Inpex Corp.	149,900	1,429
Fujitsu Ltd.	299,906	1,411
T&D Holdings Inc.	106,900	1,397
Mitsubishi Chemical Holdings Corp.	219,084	1,361
Taisei Corp.	207,002	1,344
Ryohin Keikaku Co. Ltd.	6,675	1,338
Hankyu Hanshin Holdings Inc.	204,000	1,329
NEC Corp.	426,000	1,313
Tohoku Electric Power Co. Inc.	91,500	1,280
TDK Corp.	20,100	1,275
Ricoh Co. Ltd.	116,400	1,251
Unicharm Corp.	57,800	1,232
Yamato Holdings Co. Ltd.	62,100	1,218
Bank of Yokohama Ltd.	194,000	1,205
Chugai Pharmaceutical Co. Ltd.	36,400	1,167
Yamada Denki Co. Ltd.	257,360	1,160
Asahi Glass Co. Ltd.	198,000	1,128
Makita Corp.	20,200	1,102
Taisei Lamick Co. Ltd.	45,100	1,077
NGK Insulators Ltd.	50,000	1,075
Omron Corp.	32,400	1,069
Japan Pure Chemical Co. Ltd.	56,100	1,056
Sumitomo Heavy Industries Ltd.	229,000	1,027
Alps Electric Co. Ltd.	33,300	1,025
Nippon Valqua Industries Ltd.	408,000	1,004
LIXIL Group Corp.	46,700	997
Yamaha Motor Co. Ltd.	44,500	997
Hakuto Co. Ltd.	85,256	993
Sumitomo Metal Mining Co. Ltd.	79,000	984
Japan Transcity Corp.	274,000	982
Nitori Holdings Co. Ltd.	12,600	980
NTT Data Corp.	19,700	976
Shibusawa Warehouse Co. Ltd.	383,000	975
Yakult Honsha Co. Ltd.	18,500	975
Dai Nippon Printing Co. Ltd.	94,000	969
Odakyu Electric Railway Co. Ltd.	99,000	965
Obayashi Corp.	110,000	963
Kawasaki Heavy Industries Ltd.	241,000	962
Electric Power Development Co. Ltd.	29,200	959
Isetan Mitsukoshi Holdings Ltd.	59,300	948

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Yahoo Japan Corp.	223,600	946
* Kyushu Electric Power Co. Inc.	77,300	932
Fujikura Kasei Co. Ltd.	195,200	914
Shimizu Corp.	104,000	908
Santen Pharmaceutical Co. Ltd.	66,800	903
Pronexus Inc.	121,700	894
Shizuoka Bank Ltd.	89,000	887
NSK Ltd.	75,000	884
TOTO Ltd.	26,000	877
Toppan Printing Co. Ltd.	96,000	858
Chiba Bank Ltd.	117,000	850
Suntory Beverage & Food Ltd.	20,700	836
Asahi Organic Chemicals Industry Co. Ltd.	452,000	832
Mitsubishi Motors Corp.	93,700	829
Toyota Tsusho Corp.	36,200	825
Asics Corp.	29,800	821
Sekisui Chemical Co. Ltd.	69,000	811
Tobu Railway Co. Ltd.	165,000	796
Toho Co. Ltd. (Tokyo Shares 8142)	43,000	790
Kajima Corp.	138,000	790
Lawson Inc.	10,700	789
Rohm Co. Ltd.	15,700	772
Bandai Namco Holdings Inc.	31,400	769
NGK Spark Plug Co. Ltd.	31,500	767
Keio Corp.	94,000	763
Shimadzu Corp.	49,000	760
Konica Minolta Inc.	73,600	756
^ Fukuyama Transporting Co. Ltd.	139,000	755
Chugoku Electric Power Co. Inc.	50,000	754
Koito Manufacturing Co. Ltd.	19,800	748
Nikon Corp.	57,600	743
^ Mitsubishi Kakoki Kaisha Ltd.	294,000	727
Oji Holdings Corp.	140,000	723
Kyowa Hakko Kirin Co. Ltd.	44,000	722
Nippon Express Co. Ltd.	140,000	718
Seiko Epson Corp.	46,500	708
^ Casio Computer Co. Ltd.	37,500	704
Fukuoka Financial Group Inc.	134,000	702
Nomura Research Institute Ltd.	16,830	686
Yamaha Corp.	27,600	683
Keikyu Corp.	83,000	680
Don Quijote Holdings Co. Ltd.	18,400	675
NH Foods Ltd.	32,000	668
Daicel Corp.	50,600	666
Kuraray Co. Ltd.	54,100	665
Mitsubishi Materials Corp.	191,340	664
Nippon Paint Holdings Co. Ltd.	31,500	662
Aozora Bank Ltd.	178,901	651
IHI Corp.	229,000	645
Nippon Yusen KK	247,000	643
Hirose Electric Co. Ltd.	5,330	643
Shimamura Co. Ltd.	5,700	638
M3 Inc.	32,600	627
Minebea Co. Ltd.	57,000	625
J Front Retailing Co. Ltd.	38,000	622
Taiheiyo Cement Corp.	187,000	615
Tosoh Corp.	121,531	615
Seibu Holdings Inc.	30,378	614
USS Co. Ltd.	34,800	613
Trend Micro Inc.	15,700	610
JTEKT Corp.	35,500	609
Kansai Paint Co. Ltd.	40,000	607
Mitsubishi Tanabe Pharma Corp.	35,900	606
Nisshin Seifun Group Inc.	39,420	600

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Toyo Suisan Kaisha Ltd.	16,100	593
Kobe Steel Ltd.	464,000	583
Bank of Kyoto Ltd.	58,000	583
Nagoya Railroad Co. Ltd.	141,000	582
Nissin Foods Holdings Co. Ltd.	12,600	581
* Kyushu Financial Group Inc.	75,070	577
Obic Co. Ltd.	10,900	575
Hamamatsu Photonics KK	22,300	570
MISUMI Group Inc.	43,800	569
Keisei Electric Railway Co. Ltd.	46,000	565
Alfresa Holdings Corp.	29,500	565
Suruga Bank Ltd.	28,600	561
JGC Corp.	35,000	553
Tokyu Fudosan Holdings Corp.	77,686	544
Teijin Ltd.	153,000	538
Suzuken Co. Ltd.	14,060	537
Mitsui Chemicals Inc.	142,000	535
Japan Airlines Co. Ltd.	14,200	534
Nissan Chemical Industries Ltd.	21,600	534
Hiroshima Bank Ltd.	96,000	531
Haseko Corp.	51,700	526
Joyo Bank Ltd.	101,000	522
Hisamitsu Pharmaceutical Co. Inc.	13,400	518
Keihan Electric Railway Co. Ltd.	73,000	516
Hulic Co. Ltd.	54,800	510
Toyo Seikan Group Holdings Ltd.	26,300	510
Brother Industries Ltd.	40,000	509
Toho Co. Ltd. (Tokyo Shares 9602)	19,300	502
Shinsei Bank Ltd.	240,000	501
Hoshizaki Electric Co. Ltd.	6,882	497
Kaneka Corp.	56,000	495
AEON Financial Service Co. Ltd.	19,700	492
Hino Motors Ltd.	43,200	491
Stanley Electric Co. Ltd.	25,800	490
Iyo Bank Ltd.	45,800	490
Marui Group Co. Ltd.	37,900	488
Sohgo Security Services Co. Ltd.	10,100	488
Japan Airport Terminal Co. Ltd.	9,000	488
Credit Saison Co. Ltd.	23,700	485
Iida Group Holdings Co. Ltd.	25,781	482
Toho Gas Co. Ltd.	78,000	477
JSR Corp.	30,200	476
Rinnai Corp.	6,000	474
Nippon Parking Development Co. Ltd.	413,800	471
Pigeon Corp.	16,800	470
Seven Bank Ltd.	102,600	466
Sony Financial Holdings Inc.	25,800	461
Taisho Pharmaceutical Holdings Co. Ltd.	7,400	460
Nankai Electric Railway Co. Ltd.	90,000	459
TonenGeneral Sekiyu KK	44,000	457
Air Water Inc.	28,000	457
Kose Corp.	4,700	456
Yamaguchi Financial Group Inc.	37,000	454
Sumitomo Rubber Industries Ltd.	30,200	449
MediPal Holdings Corp.	25,700	447
Aeon Mall Co. Ltd.	26,772	447
Hakuhodo DY Holdings Inc.	41,900	439
Hokuhoku Financial Group Inc.	198,000	438
Mitsui OSK Lines Ltd.	164,397	437
Kakaku.com Inc.	23,368	436
Century Tokyo Leasing Corp.	12,900	436
Gunma Bank Ltd.	69,000	432
Nippon Shinyaku Co. Ltd.	11,000	430
Shikoku Electric Power Co. Inc.	25,400	429

a

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Hokuriku Electric Power Co.	28,700	427
Kurita Water Industries Ltd.	18,800	424
Yamazaki Baking Co. Ltd.	22,000	422
ANA Holdings Inc.	141,000	420
Tsuruha Holdings Inc.	5,300	420
Takashimaya Co. Ltd.	47,000	419
Hachijuni Bank Ltd.	61,000	413
Miraca Holdings Inc.	9,300	413
Kaken Pharmaceutical Co. Ltd.	6,000	413
Nomura Real Estate Holdings Inc.	19,400	412
Mabuchi Motor Co. Ltd.	8,400	412
Sojitz Corp.	186,148	408
Mitsubishi UFJ Lease & Finance Co. Ltd.	77,600	406
NOK Corp.	17,200	403
Fuji Electric Co. Ltd.	90,000	400
NTN Corp.	80,000	396
Tokyo Tatemono Co. Ltd.	32,000	396
Daihatsu Motor Co. Ltd.	32,200	393
Calbee Inc.	10,900	392
Ezaki Glico Co. Ltd.	8,200	391
Citizen Holdings Co. Ltd.	51,400	389
FamilyMart Co. Ltd.	9,500	388
Kewpie Corp.	17,000	387
Otsuka Corp.	8,000	386
Nabtesco Corp.	19,100	383
Kobayashi Pharmaceutical Co. Ltd.	4,900	380
Nippon Chemiphar Co. Ltd.	77,048	376
Chugoku Bank Ltd.	26,600	375
Nippon Shokubai Co. Ltd.	4,800	375
Yokogawa Electric Corp.	33,600	374
Yokohama Rubber Co. Ltd.	19,500	373
Mitsubishi Gas Chemical Co. Inc.	67,000	373
Sugi Holdings Co. Ltd.	7,600	370
Sotetsu Holdings Inc.	65,000	369
Square Enix Holdings Co. Ltd.	13,600	366
* Acom Co. Ltd.	67,100	366
Denka Co. Ltd.	79,000	365
SBI Holdings Inc.	32,340	364
FP Corp.	8,800	360
Lion Corp.	37,000	355
Disco Corp.	3,900	354
Ube Industries Ltd.	169,000	353
Mitsubishi Logistics Corp.	24,000	345
Duskin Co. Ltd.	20,100	344
Konami Holdings Corp.	15,100	343
Zenkoku Hosho Co. Ltd.	10,100	340
Toyo Tire & Rubber Co. Ltd.	16,100	338
Nisshinbo Holdings Inc.	25,000	338
DIC Corp.	125,000	337
THK Co. Ltd.	17,900	337
Park24 Co. Ltd.	16,000	336
Temp Holdings Co. Ltd.	22,200	331
Nippon Electric Glass Co. Ltd.	67,000	328
Hitachi Metals Ltd.	29,000	327
Sankyo Co. Ltd.	8,500	327
Kamigumi Co. Ltd.	38,000	326
Ebara Corp.	75,000	326
Sawai Pharmaceutical Co. Ltd.	5,100	324
Nishi-Nippon Railroad Co. Ltd.	62,000	320
Aoyama Trading Co. Ltd.	8,800	320
Seino Holdings Co. Ltd.	27,000	320
Taiyo Nippon Sanso Corp.	31,100	320
Nishi-Nippon City Bank Ltd.	109,000	317
Asahi Intecc Co. Ltd.	8,200	315

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Benesse Holdings Inc.	11,700	313
	Nippon Kayaku Co. Ltd.	30,000	312
	Nichirei Corp.	48,000	311
	Kawasaki Kisen Kaisha Ltd.	137,000	306
	Showa Denko KK	243,000	305
	Tsumura & Co.	12,700	305
*	Mitsubishi Paper Mills Ltd.	446,000	305
	Kyoritsu Maintenance Co. Ltd.	4,436	303
	77 Bank Ltd.	55,000	303
	IT Holdings Corp.	12,200	301
	Daishi Bank Ltd.	67,000	301
	Shochiku Co. Ltd.	34,000	300
	Nippon Paper Industries Co. Ltd.	16,100	298
	Kourakuen Holdings Corp.	23,300	296
	CyberAgent Inc.	7,200	295
	Rohto Pharmaceutical Co. Ltd.	17,900	294
	Sega Sammy Holdings Inc.	28,000	294
	Azbil Corp.	11,600	293
	NHK Spring Co. Ltd.	28,800	293
	Sanwa Holdings Corp.	36,000	289
*	Hokkaido Electric Power Co. Inc.	27,000	287
	K's Holdings Corp.	8,142	287
	Sumco Corp.	28,526	286
	Maruichi Steel Tube Ltd.	11,200	286
	Tokushu Tokai Paper Co. Ltd.	86,000	285
	Sumitomo Dainippon Pharma Co. Ltd.	25,800	284
	Yushiro Chemical Industry Co. Ltd.	24,530	284
	Nexon Co. Ltd.	20,400	281
	Hikari Tsushin Inc.	3,700	281
	Taiyo Yuden Co. Ltd.	20,000	280
	Ushio Inc.	20,400	280
	DeNA Co. Ltd.	17,400	279
	Toyoda Gosei Co. Ltd.	12,100	277
^	Topcon Corp.	19,200	277
	Zeon Corp.	34,000	276
*,^	Sharp Corp.	251,302	276
	Sundrug Co. Ltd.	5,200	274
	Fujikura Ltd.	53,000	271
	Showa Shell Sekiyu KK	30,700	270
	H2O Retailing Corp.	13,900	270
	Matsumotokiyoshi Holdings Co. Ltd.	6,300	269
	Dowa Holdings Co. Ltd.	31,000	269
	Nichi-iko Pharmaceutical Co. Ltd.	9,650	267
	Musashino Bank Ltd.	7,000	264
	Shiga Bank Ltd.	49,000	261
^	Advantest Corp.	32,800	261
	Awa Bank Ltd.	47,000	259
	Nifco Inc.	6,701	258
	Hitachi High-Technologies Corp.	9,600	257
	Hitachi Capital Corp.	8,900	254
	Start Today Co. Ltd.	7,600	253
	Sumitomo Forestry Co. Ltd.	21,200	253
	Sumitomo Osaka Cement Co. Ltd.	65,000	251
	Wacoal Holdings Corp.	20,000	250
	DMG Mori Co. Ltd.	17,700	250
	Hazama Ando Corp.	42,100	248
	Horiba Ltd.	6,300	248
	Sankyu Inc.	44,000	247
	KYORIN Holdings Inc.	14,700	246
	MonotaRO Co. Ltd.	9,600	246
	Keiyo Bank Ltd.	49,000	246
	Penta-Ocean Construction Co. Ltd.	54,000	245
	Ogaki Kyoritsu Bank Ltd.	63,000	244
	Glory Ltd.	9,700	244

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Kiyo Bank Ltd.	16,007	243
COMSYS Holdings Corp.	18,600	242
Izumi Co. Ltd.	6,500	241
Tokai Tokyo Financial Holdings Inc.	39,900	241
TS Tech Co. Ltd.	8,800	241
^ Sanrio Co. Ltd.	8,992	238
Hitachi Chemical Co. Ltd.	14,800	233
Hitachi Construction Machinery Co. Ltd.	15,000	233
Resorttrust Inc.	9,000	231
SCSK Corp.	6,000	230
San-In Godo Bank Ltd.	25,000	230
Skylark Co. Ltd.	17,700	229
Nihon Kohden Corp.	11,800	228
Ibiden Co. Ltd.	16,500	227
UNY Group Holdings Co. Ltd.	41,100	227
Tsubakimoto Chain Co.	31,000	226
Daifuku Co. Ltd.	15,300	226
Welcia Holdings Co. Ltd.	4,600	226
Daido Steel Co. Ltd.	58,000	221
Kinden Corp.	17,000	220
Idemitsu Kosan Co. Ltd.	13,400	220
Japan Steel Works Ltd.	59,000	218
Japan Post Holdings Co. Ltd.	18,600	216
Nikkon Holdings Co. Ltd.	11,200	216
Pola Orbis Holdings Inc.	3,400	215
Toyobo Co. Ltd.	147,000	215
Oracle Corp. Japan	4,700	213
GS Yuasa Corp.	56,000	212
Pilot Corp.	5,000	210
Nipro Corp.	18,800	210
Toyota Boshoku Corp.	9,800	208
Nihon M&A Center Inc.	5,100	208
Okamoto Industries Inc.	23,000	208
Calsonic Kansei Corp.	26,000	206
Jafco Co. Ltd.	5,400	205
Daiken Corp.	70,000	204
Relo Holdings Inc.	1,900	202
Maeda Road Construction Co. Ltd.	11,000	200
North Pacific Bank Ltd.	52,400	200
OKUMA Corp.	25,000	199
* Leopalace21 Corp.	37,200	198
OSG Corp.	10,500	197
Meitec Corp.	5,400	195
Sagami Chain Co. Ltd.	19,000	195
Juroku Bank Ltd.	44,000	195
ABC-Mart Inc.	3,500	195
Japan Securities Finance Co. Ltd.	36,300	195
HIS Co. Ltd.	5,800	195
Japan Aviation Electronics Industry Ltd.	11,000	194
Toho Holdings Co. Ltd.	8,800	194
Ain Pharmaciez Inc.	4,100	194
Takara Holdings Inc.	27,000	193
Sapporo Holdings Ltd.	47,000	193
Morinaga & Co. Ltd.	38,000	192
Tadano Ltd.	16,000	190
GMO internet Inc.	13,500	190
Chiyoda Corp.	25,000	189
SCREEN Holdings Co. Ltd.	32,000	188
* Japan Display Inc.	60,300	188
Tokyo Ohka Kogyo Co. Ltd.	5,900	188
Megmilk Snow Brand Co. Ltd.	9,000	187
Oki Electric Industry Co. Ltd.	111,000	187
Lintec Corp.	8,000	187
Hitachi Zosen Corp.	34,000	186

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Nippon Soda Co. Ltd.	24,000	185
*,^	Aiful Corp.	46,300	184
	Ito En Ltd.	8,800	184
	Hyakujushi Bank Ltd.	49,000	183
	Nippon Television Holdings Inc.	10,600	183
	Nagase & Co. Ltd.	14,600	181
	Rengo Co. Ltd.	38,000	180
	Aica Kogyo Co. Ltd.	9,100	180
	Toda Corp.	33,000	179
	Kenedix Inc.	49,600	178
	Mitsubishi Pencil Co. Ltd.	4,000	178
	Itochu Techno-Solutions Corp.	8,100	177
	Shimachu Co. Ltd.	8,100	177
	Senshu Ikeda Holdings Inc.	41,100	177
	Kuroda Electric Co. Ltd.	8,700	176
	Coca-Cola East Japan Co. Ltd.	12,500	175
	Takeuchi Manufacturing Co. Ltd.	9,200	173
	Gurunavi Inc.	9,500	173
	NTT Urban Development Corp.	17,400	172
	Kokuyo Co. Ltd.	15,400	171
	Shinko Plantech Co. Ltd.	21,200	170
	Japan Petroleum Exploration Co. Ltd.	5,600	168
	United Arrows Ltd.	3,900	168
	Yamato Kogyo Co. Ltd.	6,300	167
	Tokyo Dome Corp.	36,000	167
	Elematec Corp.	6,800	166
	Anritsu Corp.	25,500	166
	Japan Post Bank Co. Ltd.	13,800	166
	ASKUL Corp.	4,500	166
	House Foods Group Inc.	9,600	165
	Fuyo General Lease Co. Ltd.	3,700	165
	Bank of Nagoya Ltd.	44,000	163
	ADEKA Corp.	11,000	161
	Mitsui Engineering & Shipbuilding Co. Ltd.	105,000	161
	Mitsui Mining & Smelting Co. Ltd.	84,000	161
	Iwatani Corp.	29,000	160
	Nippon Steel & Sumikin Bussan Corp.	46,000	159
	Nishimatsu Construction Co. Ltd.	40,000	159
^	Rock Field Co. Ltd.	6,500	158
	Tokyo TY Financial Group Inc.	5,049	157
	Sangetsu Co. Ltd.	9,800	156
	Zensho Holdings Co. Ltd.	16,400	154
^	COOKPAD Inc.	8,100	154
	Morinaga Milk Industry Co. Ltd.	34,000	154
^	Kagome Co. Ltd.	9,000	153
	Nanto Bank Ltd.	48,000	152
^	Bic Camera Inc.	18,600	151
	Token Corp.	1,900	150
	Toagosei Co. Ltd.	17,500	146
	Nippon Seiki Co. Ltd.	7,000	146
	Okasan Securities Group Inc.	25,000	146
	Nisshin Steel Co. Ltd.	14,200	145
	Hokuto Corp.	7,400	144
	Coca-Cola West Co. Ltd.	7,100	143
	Hyakugo Bank Ltd.	28,000	143
	Furukawa Electric Co. Ltd.	78,000	142
*	Nippon Sheet Glass Co. Ltd.	165,742	142
	Autobacs Seven Co. Ltd.	8,100	142
*	Zojirushi Corp.	10,000	142
	Kanamoto Co. Ltd.	7,000	141
	United Super Markets Holdings Inc.	16,160	141
	Canon Marketing Japan Inc.	9,300	141
	Ikyu Corp.	7,400	140
	Pasona Group Inc.	18,500	140

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Sanyo Special Steel Co. Ltd.	34,000	139
Capcom Co. Ltd.	6,600	139
Hokuetsu Kishu Paper Co. Ltd.	19,900	138
^ Daio Paper Corp.	14,000	138
Cosmos Pharmaceutical Corp.	1,100	137
Furukawa Co. Ltd.	58,000	137
Tokyo Steel Manufacturing Co. Ltd.	20,500	136
Toyo Ink SC Holdings Co. Ltd.	33,000	136
^ EDION Corp.	18,100	136
MOS Food Services Inc.	6,200	134
Saizeriya Co. Ltd.	5,900	133
Asahi Diamond Industrial Co. Ltd.	12,600	133
Sakata Seed Corp.	6,200	131
Taikisha Ltd.	5,400	130
Tokai Rika Co. Ltd.	6,000	130
Earth Chemical Co. Ltd.	3,300	130
Fukuda Corp.	13,000	129
Takasago Thermal Engineering Co. Ltd.	9,000	129
Kumagai Gumi Co. Ltd.	43,000	129
Itochu-Shokuhin Co. Ltd.	3,700	128
NOF Corp.	18,000	128
Nihon Parkerizing Co. Ltd.	14,400	128
TechnoPro Holdings Inc.	4,800	128
SMS Co. Ltd.	7,700	128
Sumitomo Bakelite Co. Ltd.	31,000	127
Hioki EE Corp.	7,000	127
Fukui Bank Ltd.	60,000	125
Kissei Pharmaceutical Co. Ltd.	4,848	124
Kyudenko Corp.	6,000	123
Ulvac Inc.	6,900	122
Keihin Corp.	7,500	122
Nippon Suisan Kaisha Ltd.	36,500	122
Kyowa Exeo Corp.	11,700	121
Miura Co. Ltd.	10,200	121
Ship Healthcare Holdings Inc.	5,000	120
Fujitec Co. Ltd.	11,100	120
Taiyo Holdings Co. Ltd.	3,500	120
Topre Corp.	5,500	119
Hokkoku Bank Ltd.	32,000	119
Takuma Co. Ltd.	15,000	118
Inaba Denki Sangyo Co. Ltd.	3,800	118
Royal Holdings Co. Ltd.	6,700	117
* Cosmo Energy Holdings Co. Ltd.	8,500	116
Maeda Corp.	16,000	116
Toei Co. Ltd.	13,000	116
^ Kobe Bussan Co. Ltd.	3,000	116
Sekisui Jushi Corp.	8,600	115
Nissan Shatai Co. Ltd.	10,000	115
^ COLOPL Inc.	7,000	114
Kusuri No Aoki Co. Ltd.	2,400	114
Sankyo Tateyama Inc.	8,200	114
Central Glass Co. Ltd.	23,000	113
Nippon Gas Co. Ltd.	4,500	113
Matsuya Foods Co. Ltd.	5,600	113
Katakura Industries Co. Ltd.	10,200	113
Fujitsu General Ltd.	9,000	112
Topy Industries Ltd.	50,000	112
Aeon Delight Co. Ltd.	3,900	112
Okumura Corp.	21,000	111
* Pioneer Corp.	41,100	111
OSAKA Titanium Technologies Co. Ltd.	4,100	111
Seiko Holdings Corp.	17,000	110
NIFTY Corp.	12,000	110
Monex Group Inc.	39,500	110

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Seiren Co. Ltd.	9,400	110
	Mochida Pharmaceutical Co. Ltd.	1,871	110
	Hitachi Kokusai Electric Inc.	8,000	110
	Valor Holdings Co. Ltd.	4,700	110
	IBJ Leasing Co. Ltd.	5,200	109
	Shinmaywa Industries Ltd.	10,000	109
	Paramount Bed Holdings Co. Ltd.	3,400	109
	Jeol Ltd.	18,000	109
	Futaba Corp.	8,400	108
*,^	Laox Co. Ltd.	39,000	108
	Sankyo Seiko Co. Ltd.	28,400	108
	Asatsu-DK Inc.	4,400	108
	Foster Electric Co. Ltd.	4,400	108
	ST Corp.	12,600	108
	Tokyo Seimitsu Co. Ltd.	4,900	108
	Chukyo Bank Ltd.	52,000	107
	AOKI Holdings Inc.	8,800	107
	SHO-BOND Holdings Co. Ltd.	2,700	107
	Fuji Seal International Inc.	3,100	105
	Nippo Corp.	6,000	105
	Matsui Securities Co. Ltd.	11,900	105
^	Wacom Co. Ltd.	28,000	104
	Fuji Kyuko Co. Ltd.	11,000	104
	Ashikaga Holdings Co. Ltd.	23,200	104
	Nippon Light Metal Holdings Co. Ltd.	60,700	103
	Arcs Co. Ltd.	5,100	103
	Amano Corp.	7,900	102
	Toho Bank Ltd.	28,000	102
	Life Corp.	4,100	102
	J Trust Co. Ltd.	12,700	102
	Ai Holdings Corp.	4,200	102
	Kita-Nippon Bank Ltd.	3,700	101
	Internet Initiative Japan Inc.	5,400	101
	Makino Milling Machine Co. Ltd.	13,000	100
	Sanken Electric Co. Ltd.	29,000	100
	SKY Perfect JSAT Holdings Inc.	19,100	100
	Obara Group Inc.	2,400	100
	Fuji Oil Holdings Inc.	7,100	100
	Axial Retailing Inc.	2,699	100
	Aida Engineering Ltd.	10,500	100
	Ariake Japan Co. Ltd.	2,200	99
	Kisoji Co. Ltd.	6,000	99
	Adastria Co. Ltd.	1,770	99
	Fuji Machine Manufacturing Co. Ltd.	10,100	99
	Heiwado Co. Ltd.	4,400	99
	Nachi-Fujikoshi Corp.	22,000	98
	Siix Corp.	3,500	98
	Mizuno Corp.	20,000	98
	Unipres Corp.	4,300	98
	Nikkiso Co. Ltd.	12,100	97
*	Tokyo Rope Manufacturing Co. Ltd.	63,000	97
	Matsuda Sangyo Co. Ltd.	8,300	97
	Nagatanien Holdings Co. Ltd.	11,000	97
	Nichiden Corp.	4,000	97
	FIDEA Holdings Co. Ltd.	44,900	96
	Yaoko Co. Ltd.	2,400	96
	Morita Holdings Corp.	9,000	96
	NET One Systems Co. Ltd.	15,600	96
*,^	Nippon Sharyo Ltd.	40,000	96
	Kyoei Steel Ltd.	5,800	96
	Daikyonishikawa Corp.	1,800	95
	NEC Networks & System Integration Corp.	5,100	95
	Nagaileben Co. Ltd.	5,600	95
*	Toho Titanium Co. Ltd.	7,300	95

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*,^	Tokuyama Corp.	47,000	95
	Nitto Kohki Co. Ltd.	4,500	95
	Colowide Co. Ltd.	7,000	95
	Toshiba TEC Corp.	26,000	94
	Ryosan Co. Ltd.	3,900	94
	Fukushima Industries Corp.	4,300	93
	Kanto Denka Kogyo Co. Ltd.	12,000	93
	Yamanashi Chuo Bank Ltd.	20,000	93
	Fuji Media Holdings Inc.	7,800	93
	NS Solutions Corp.	1,900	93
	Sintokogio Ltd.	10,800	93
	Alpine Electronics Inc.	7,000	92
	Descente Ltd.	7,200	92
	Nissha Printing Co. Ltd.	4,200	91
	Yoshinoya Holdings Co. Ltd.	7,400	91
	Takara Leben Co. Ltd.	17,600	91
	Cocokara fine Inc.	2,300	91
	Open House Co. Ltd.	5,000	91
	Sanshin Electronics Co. Ltd.	8,600	91
	Aomori Bank Ltd.	28,000	91
	Hanwa Co. Ltd.	22,000	91
	Tokyu Construction Co. Ltd.	11,900	91
	Heiwa Corp.	4,900	90
	Nomura Co. Ltd.	6,600	89
	Benefit One Inc.	5,100	88
	Bank of Iwate Ltd.	2,000	88
	Hosiden Corp.	14,400	88
	ZERIA Pharmaceutical Co. Ltd.	5,900	87
	Sumitomo Mitsui Construction Co. Ltd.	89,300	86
	Doshisha Co. Ltd.	4,700	86
*	KNT-CT Holdings Co. Ltd.	37,000	86
	Ichiyoshi Securities Co. Ltd.	9,400	86
^	Tekken Corp.	31,000	86
	OBIC Business Consultants Co. Ltd.	1,400	86
	HI-LEX Corp.	2,800	86
	Saibu Gas Co. Ltd.	38,000	85
	Kadokawa Dwango Corp.	6,636	85
	Toppan Forms Co. Ltd.	6,600	85
	Nissin Kogyo Co. Ltd.	5,500	85
	Starts Corp. Inc.	5,400	84
	Komori Corp.	7,100	84
	San-Ai Oil Co. Ltd.	11,000	84
	Kinugawa Rubber Industrial Co. Ltd.	15,000	83
	Okamura Corp.	9,000	83
	Accordia Golf Co. Ltd.	9,200	83
	Chiyoda Co. Ltd.	2,500	83
*	Orient Corp.	41,500	83
	Hitachi Transport System Ltd.	4,700	82
	Milbon Co. Ltd.	2,200	82
	Bank of Okinawa Ltd.	2,100	82
	Itoham Foods Inc.	16,000	82
	Ricoh Leasing Co. Ltd.	2,700	81
	Onward Holdings Co. Ltd.	13,000	81
	kabu.com Securities Co. Ltd.	24,800	81
	Dydo Drinco Inc.	1,900	81
	Meidensha Corp.	23,000	81
*	Macnica Fuji Electronics Holdings Inc.	6,000	80
	Trusco Nakayama Corp.	2,300	80
	Noevir Holdings Co. Ltd.	3,200	80
	Kansai Urban Banking Corp.	7,000	80
	Dunlop Sports Co. Ltd.	8,000	80
	Next Co. Ltd.	10,800	80
	Fujicco Co. Ltd.	4,000	80
	Yushin Precision Equipment Co. Ltd.	4,400	80

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Tochigi Bank Ltd.	14,000	80
Goldwin Inc.	1,400	80
Riso Kagaku Corp.	4,400	80
Jaccs Co. Ltd.	19,000	79
Aisan Industry Co. Ltd.	7,900	79
Dip Corp.	4,500	79
Aichi Steel Corp.	18,000	78
FCC Co. Ltd.	4,400	78
UACJ Corp.	40,000	77
Bank of Saga Ltd.	34,000	77
Mani Inc.	4,200	76
Senko Co. Ltd.	11,000	76
Osaka Soda Co. Ltd.	22,000	76
Yamazen Corp.	8,500	76
Sanyo Shokai Ltd.	26,000	75
Takara Standard Co. Ltd.	10,000	75
Nippon Densetsu Kogyo Co. Ltd.	4,000	75
TPR Co. Ltd.	3,100	75
Bank of the Ryukyus Ltd.	5,300	75
Mandom Corp.	1,900	75
Kintetsu World Express Inc.	4,000	75
NSD Co. Ltd.	5,390	75
Tokyo Electron Device Ltd.	5,800	75
Towa Pharmaceutical Co. Ltd.	1,100	75
Taihei Dengyo Kaisha Ltd.	7,000	74
PALTAC Corp.	3,800	74
Tokyo Broadcasting System Holdings Inc.	5,000	74
Kanematsu Corp.	45,000	74
UKC Holdings Corp.	3,700	74
TSI Holdings Co. Ltd.	10,500	74
Yamagata Bank Ltd.	19,000	73
Exedy Corp.	3,200	73
Japan Wool Textile Co. Ltd.	9,000	73
Tsugami Corp.	15,000	73
Canon Electronics Inc.	4,300	73
Kitagawa Iron Works Co. Ltd.	28,000	73
Koei Tecmo Holdings Co. Ltd.	4,800	73
^ Financial Products Group Co. Ltd.	9,300	73
Kureha Corp.	19,000	72
Prima Meat Packers Ltd.	26,000	72
Create Restaurants Holdings Inc.	2,800	72
Daiseki Co. Ltd.	4,500	72
^ Kumiai Chemical Industry Co. Ltd.	9,000	72
San-A Co. Ltd.	1,700	72
Futaba Industrial Co. Ltd.	16,800	72
Mitsuba Corp.	4,600	72
Ihara Chemical Industry Co. Ltd.	5,900	72
Atom Corp.	13,249	72
KYB Corp.	25,000	71
Nippon Thompson Co. Ltd.	15,000	71
Chiba Kogyo Bank Ltd.	12,200	71
Komeri Co. Ltd.	3,300	71
As One Corp.	2,000	71
Kandenko Co. Ltd.	10,000	71
TKC Corp.	3,000	70
GMO Payment Gateway Inc.	1,800	70
ESPEC Corp.	7,500	70
Jin Co. Ltd.	1,900	70
Warabeya Nichiyo Co. Ltd.	3,600	70
DCM Holdings Co. Ltd.	10,500	70
Miyazaki Bank Ltd.	20,000	70
Marusan Securities Co. Ltd.	7,200	70
Fuji Co. Ltd.	3,400	69
Japan Digital Laboratory Co. Ltd.	5,400	69

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Shikoku Chemicals Corp.	7,000	69
	Kameda Seika Co. Ltd.	1,749	68
	Toyo Construction Co. Ltd.	14,700	68
	Belluna Co. Ltd.	11,900	67
	Nippon Signal Company Ltd.	6,500	67
	Yurtec Corp.	7,000	67
	Kurabo Industries Ltd.	38,000	67
	Zenrin Co. Ltd.	4,600	67
	T-Gaia Corp.	4,400	67
	Showa Corp.	7,200	67
	Seikagaku Corp.	5,200	66
	Sogo Medical Co. Ltd.	1,800	66
	Aichi Bank Ltd.	1,200	66
	Ines Corp.	7,400	66
	Yorozu Corp.	3,100	66
	Hibiya Engineering Ltd.	5,100	66
	Inabata & Co. Ltd.	5,700	66
	Sanki Engineering Co. Ltd.	8,000	66
	Akita Bank Ltd.	20,000	65
	St. Marc Holdings Co. Ltd.	2,200	65
	Nitto Kogyo Corp.	3,400	65
	TOKAI Holdings Corp.	15,400	65
	Daiwabo Holdings Co. Ltd.	33,000	65
	Dr Ci:Labo Co. Ltd.	3,600	65
	Sakai Chemical Industry Co. Ltd.	22,000	65
	Chudenko Corp.	3,000	65
	Hokuetsu Bank Ltd.	31,000	64
	Daihen Corp.	13,000	64
	Create SD Holdings Co. Ltd.	1,100	64
	Higashi-Nippon Bank Ltd.	19,000	64
	Sumitomo Warehouse Co. Ltd.	12,000	64
	Eighteenth Bank Ltd.	21,000	63
	Asahi Holdings Inc.	4,300	63
	Oita Bank Ltd.	15,000	63
	Tosei Corp.	10,200	63
	Chiyoda Integre Co. Ltd.	2,600	63
	Shikoku Bank Ltd.	29,000	62
	Nitta Corp.	2,300	62
	Okinawa Electric Power Co. Inc.	2,550	62
	Daibiru Corp.	7,300	62
	Nippon Flour Mills Co. Ltd.	10,000	62
	Bunka Shutter Co. Ltd.	8,000	62
	Nohmi Bosai Ltd.	5,000	62
	Matsuya Co. Ltd.	5,100	62
	Sanden Holdings Corp.	18,000	62
	JVC Kenwood Corp.	23,600	62
	Oyo Corp.	4,800	61
	Mirait Holdings Corp.	7,100	61
	TOC Co. Ltd.	8,400	61
	DTS Corp.	2,600	61
*,^	Livesense Inc.	16,900	61
	SMK Corp.	12,000	61
	Eiken Chemical Co. Ltd.	3,500	61
^	Gulliver International Co. Ltd.	6,100	61
	Transcosmos Inc.	2,200	61
	Toyo Corp.	7,800	61
	ASKA Pharmaceutical Co. Ltd.	5,100	61
	Star Micronics Co. Ltd.	4,500	61
^	Marvelous Inc.	7,600	61
	Max Co. Ltd.	6,000	61
	Totetsu Kogyo Co. Ltd.	2,800	60
	TOMONY Holdings Inc.	15,700	60
	Tocalo Co. Ltd.	3,000	60
	Nissin Electric Co. Ltd.	9,000	60

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Nishimatsuya Chain Co. Ltd.	6,800	60
Mitsumi Electric Co. Ltd.	9,900	60
Juki Corp.	4,800	59
Unizo Holdings Co. Ltd.	1,400	59
Noritz Corp.	3,800	59
Hitachi Koki Co. Ltd.	8,100	59
* Ishihara Sangyo Kaisha Ltd.	61,000	59
Sodick Co. Ltd.	8,000	59
Plenus Co. Ltd.	3,800	59
Nichicon Corp.	7,300	59
Nippon Carbon Co. Ltd.	21,000	59
Tokyotokeiba Co. Ltd.	25,000	59
Mitsubishi Shokuhin Co. Ltd.	2,300	58
Eagle Industry Co. Ltd.	2,900	58
Itochu Enex Co. Ltd.	7,300	58
Tokyo Energy & Systems Inc.	6,000	58
Piolax Inc.	1,100	58
Clarion Co. Ltd.	17,000	58
Toyo Kanetsu KK	36,000	58
Mitsuboshi Belting Ltd.	7,000	58
Toridoll.corp	4,600	58
* Unitika Ltd.	115,000	58
Itoki Corp.	7,900	58
Takasago International Corp.	2,200	58
Kura Corp.	1,900	57
Fancl Corp.	4,100	57
Trancom Co. Ltd.	1,200	57
Tokai Carbon Co. Ltd.	21,000	57
Nitto Boseki Co. Ltd.	19,000	57
Fujimi Inc.	3,800	57
Ringer Hut Co. Ltd.	2,800	57
Tsukui Corp.	5,300	57
Chugoku Marine Paints Ltd.	8,000	57
Takaoka Toko Co. Ltd.	4,800	57
Hitachi Maxell Ltd.	3,300	56
Shizuoka Gas Co. Ltd.	8,400	56
Tomy Co. Ltd.	11,100	56
* Toyo Engineering Corp.	22,000	55
Maruha Nichiro Corp.	3,700	55
Nissin Corp.	19,000	55
Ryobi Ltd.	15,000	55
Yondoshi Holdings Inc.	2,600	55
Fujimori Kogyo Co. Ltd.	2,000	55
Yahagi Construction Co. Ltd.	6,400	55
Tsurumi Manufacturing Co. Ltd.	3,000	55
Sanyo Denki Co. Ltd.	9,000	54
Joyful Honda Co. Ltd.	2,894	54
Toa Corp. (Tokyo Shares 1885)	24,000	54
Tokai Corp.	1,700	54
Tamura Corp.	17,000	54
Eizo Corp.	2,300	54
Sakata INX Corp.	5,900	54
Shima Seiki Manufacturing Ltd.	3,600	54
Raito Kogyo Co. Ltd.	5,600	54
Elecom Co. Ltd.	4,400	53
TV Asahi Holdings Corp.	3,200	53
Ichibanya Co. Ltd.	1,200	53
Koa Corp.	6,400	53
Tv Tokyo Holdings Corp.	3,000	53
Optex Co. Ltd.	2,800	53
Daiho Corp.	12,000	53
Ryoyo Electro Corp.	4,300	53
Hogy Medical Co. Ltd.	1,100	53
Yodogawa Steel Works Ltd.	3,000	53

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Musashi Seimitsu Industry Co. Ltd.	2,600	52
Showa Sangyo Co. Ltd.	14,000	52
Nippon Koei Co. Ltd.	13,000	52
Vital KSK Holdings Inc.	7,200	52
Tonami Holdings Co. Ltd.	16,000	52
^ Gree Inc.	10,300	52
C Uyemura & Co. Ltd.	1,000	52
Sanyo Chemical Industries Ltd.	7,000	52
Enplas Corp.	1,400	51
Iino Kaiun Kaisha Ltd.	11,400	51
Nichiha Corp.	3,800	51
Nichias Corp.	8,000	50
Shinwa Co. Ltd.	3,600	50
Xebio Holdings Co. Ltd.	2,800	50
Fujita Kanko Inc.	13,000	50
EPS Holdings Inc.	5,100	50
Nihon Unisys Ltd.	4,500	49
Toa Corp. (Tokyo Shares 6809)	4,900	49
Union Tool Co.	2,000	49
JSP Corp.	2,300	49
Wowow Inc.	1,800	49
Shibuya Kogyo Co. Ltd.	3,200	49
Minato Bank Ltd.	29,000	49
OSJB Holdings Corp.	25,600	49
Goldcrest Co. Ltd.	2,600	49
Belc Co. Ltd.	1,300	48
Noritake Co. Ltd.	21,000	48
Mitsui Sugar Co. Ltd.	12,000	48
Sinfonia Technology Co. Ltd.	28,000	48
Tsukishima Kikai Co. Ltd.	5,000	48
YAMABIKO Corp.	5,200	48
Mars Engineering Corp.	2,800	48
Sumitomo Riko Co. Ltd.	5,900	48
Sac's Bar Holdings Inc.	3,000	47
Justsystems Corp.	6,000	47
Shindengen Electric Manufacturing Co. Ltd.	13,000	47
Kato Works Co. Ltd.	11,000	47
Daido Metal Co. Ltd.	5,000	47
^ Keiyo Co. Ltd.	11,400	47
Michinoku Bank Ltd.	27,000	47
J-Oil Mills Inc.	16,000	46
JCR Pharmaceuticals Co. Ltd.	2,200	46
Jamco Corp.	1,100	46
Heiwa Real Estate Co. Ltd.	3,800	46
Sato Holdings Corp.	2,100	45
Kitz Corp.	9,800	45
Aiphone Co. Ltd.	2,900	45
Tachi-S Co. Ltd.	3,200	45
Namura Shipbuilding Co. Ltd.	5,100	45
Sumitomo Densetsu Co. Ltd.	3,400	44
CKD Corp.	4,900	44
Nippon Synthetic Chemical Industry Co. Ltd.	6,000	44
BML Inc.	1,500	44
Nippon Chemi-Con Corp.	19,000	44
Jimoto Holdings Inc.	25,700	44
Oiles Corp.	2,760	44
Doutor Nichires Holdings Co. Ltd.	3,000	43
* KLab Inc.	4,300	43
Takiron Co. Ltd.	10,000	43
Mitani Corp.	1,731	43
Iseki & Co. Ltd.	26,000	43
Avex Group Holdings Inc.	3,600	42
Meisei Industrial Co. Ltd.	9,000	42
* Takata Corp.	3,700	42

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Sumitomo Seika Chemicals Co. Ltd.	6,000	42
	Zuiko Corp.	1,100	41
	Toho Zinc Co. Ltd.	15,000	41
	Riken Corp.	11,000	41
	Fujibo Holdings Inc.	22,000	40
	Geo Holdings Corp.	2,700	40
	Teikoku Sen-I Co. Ltd.	3,200	40
	Pal Co. Ltd.	1,800	40
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	40
	Fudo Tetra Corp.	31,300	40
	Shinko Electric Industries Co. Ltd.	6,600	40
	F@N Communications Inc.	5,600	40
	Modec Inc.	2,900	40
	Okabe Co. Ltd.	4,900	39
^	Nihon Nohyaku Co. Ltd.	6,000	39
	Mito Securities Co. Ltd.	12,000	39
	Mitsui-Soko Holdings Co. Ltd.	12,000	39
	Toshiba Plant Systems & Services Corp.	3,600	38
	KFC Holdings Japan Ltd.	2,000	38
^	Japan Cash Machine Co. Ltd.	3,600	38
	Tosho Printing Co. Ltd.	9,000	38
	Tamron Co. Ltd.	1,900	38
	Yomiuri Land Co. Ltd.	11,000	38
	AOI Electronics Co. Ltd.	1,300	38
	Yokohama Reito Co. Ltd.	4,700	37
*,^	Pacific Metals Co. Ltd.	14,000	37
	Nippon Denko Co. Ltd.	18,500	37
	Toko Inc.	13,000	37
	Yokogawa Bridge Holdings Corp.	4,000	37
	Kitano Construction Corp.	14,000	37
	Sumitomo Real Estate Sales Co. Ltd.	1,600	37
^	Pacific Industrial Co. Ltd.	3,300	37
	Broadleaf Co. Ltd.	3,200	37
	Kato Sangyo Co. Ltd.	1,500	36
	Roland DG Corp.	1,600	36
	Daikyo Inc.	21,000	36
	Maruzen Showa Unyu Co. Ltd.	10,000	36
	Hamakyorex Co. Ltd.	1,800	36
	Torii Pharmaceutical Co. Ltd.	1,500	36
	Toyo Tanso Co. Ltd.	2,500	36
	PanaHome Corp.	5,000	35
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	35
	Kobelco Eco-Solutions Co. Ltd.	8,000	35
	Nishio Rent All Co. Ltd.	1,500	35
	Kyokuto Securities Co. Ltd.	2,700	35
	Konoike Transport Co. Ltd.	2,800	35
	Furuno Electric Co. Ltd.	5,100	34
*	SWCC Showa Holdings Co. Ltd.	52,000	34
	Maruwa Co. Ltd.	1,500	33
	Maeda Kosen Co. Ltd.	4,300	33
	Gunze Ltd.	10,000	32
	Wakita & Co. Ltd.	4,000	31
	Relia Inc.	3,300	31
^	Akebono Brake Industry Co. Ltd.	10,700	31
	Japan Post Insurance Co. Ltd.	1,700	31
	Toshiba Machine Co. Ltd.	9,000	31
	Happinet Corp.	3,000	31
	Sanyo Electric Railway Co. Ltd.	7,907	31
	Arcland Sakamoto Co. Ltd.	1,400	30
	Showa Aircraft Industry Co. Ltd.	3,000	30
*,^	WATAMI Co. Ltd.	4,300	30
	Press Kogyo Co. Ltd.	7,000	30
	Denki Kogyo Co. Ltd.	7,000	30
	Nihon Trim Co. Ltd.	800	30

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Daisan Bank Ltd.	20,000	30
Bando Chemical Industries Ltd.	7,000	29
Yonekyu Corp.	1,600	29
Sun Frontier Fudousan Co. Ltd.	3,600	29
Tabuchi Electric Co. Ltd.	4,200	29
Yellow Hat Ltd.	1,300	29
Fuji Soft Inc.	1,500	29
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,000	28
Mitsubishi Nichiyu Forklift Co. Ltd.	6,600	28
* Janome Sewing Machine Co. Ltd.	3,800	28
* Kappa Create Co. Ltd.	2,800	28
Gecoss Corp.	3,200	28
* Nippon Yakin Kogyo Co. Ltd.	19,500	27
Round One Corp.	5,900	27
Towa Bank Ltd.	30,000	26
Nisshin Oillio Group Ltd.	7,000	26
Marudai Food Co. Ltd.	7,000	26
Key Coffee Inc.	1,600	26
Megachips Corp.	2,500	25
Takamatsu Construction Group Co. Ltd.	1,200	25
Ehime Bank Ltd.	12,000	25
Ateam Inc.	1,600	24
^ S Foods Inc.	1,400	24
Hiday Hidaka Corp.	960	24
Ohsho Food Service Corp.	700	23
Joshin Denki Co. Ltd.	3,000	23
Nichii Gakkan Co.	3,200	22
NS United Kaiun Kaisha Ltd.	11,000	22
Hokkaido Gas Co. Ltd.	9,000	21
Chugai Ro Co. Ltd.	11,000	21
Starzen Co. Ltd.	800	21
Chofu Seisakusho Co. Ltd.	1,000	21
Funai Electric Co. Ltd.	2,000	21
Mitsui High-Tec Inc.	3,500	20
Nissei ASB Machine Co. Ltd.	1,000	20
ValueCommerce Co. Ltd.	5,000	20
^ Japan Drilling Co. Ltd.	900	20
Chuetsu Pulp & Paper Co. Ltd.	10,000	18
Future Architect Inc.	3,200	17
Okuwa Co. Ltd.	2,000	17
Zuken Inc.	1,600	15
Aderans Co. Ltd.	2,000	14
* Sanix Inc.	4,500	10
Honeys Co. Ltd.	60	1
		641,276
Malaysia (0.3%)
Public Bank Bhd. (Local)	492,400	2,070
Tenaga Nasional Bhd.	616,550	1,813
Malayan Banking Bhd.	846,315	1,623
Sime Darby Bhd.	595,300	1,157
Axiata Group Bhd.	742,966	1,067
CIMB Group Holdings Bhd.	885,442	947
IHH Healthcare Bhd.	632,000	928
DiGi.Com Bhd.	599,000	733
Petronas Chemicals Group Bhd.	490,189	723
Petronas Gas Bhd.	128,400	684
Maxis Bhd.	421,000	645
Genting Bhd.	368,100	634
IOI Corp. Bhd.	607,940	601
Genting Malaysia Bhd.	496,100	496
Kuala Lumpur Kepong Bhd.	87,500	463
MISC Bhd.	220,356	463
Gamuda Bhd.	438,000	458
British American Tobacco Malaysia Bhd.	26,700	384

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
SapuraKencana Petroleum Bhd.	774,195	380
IJM Corp. Bhd.	480,420	371
PPB Group Bhd.	97,700	351
Dialog Group Bhd.	837,748	311
AMMB Holdings Bhd.	277,400	308
YTL Corp. Bhd.	818,966	287
Hong Leong Bank Bhd.	85,500	277
2 Astro Malaysia Holdings Bhd.	400,387	266
Felda Global Ventures Holdings Bhd.	630,500	260
Kossan Rubber Industries	128,900	244
Sunway REIT	684,100	243
Petronas Dagangan Bhd.	44,800	234
Telekom Malaysia Bhd.	150,500	233
UMW Holdings Bhd.	121,600	232
Yinson Holdings Bhd.	331,500	227
BIMB Holdings Bhd.	223,300	213
Berjaya Sports Toto Bhd.	272,531	203
Top Glove Corp. Bhd.	90,900	200
Malaysia Airports Holdings Bhd.	162,300	200
Bursa Malaysia Bhd.	99,300	195
Westports Holdings Bhd.	188,600	188
Bumi Armada Bhd.	823,950	186
Alliance Financial Group Bhd.	213,600	178
My EG Services Bhd.	250,900	173
RHB Capital Bhd.	116,200	164
Genting Plantations Bhd.	58,800	146
Cahya Mata Sarawak Bhd.	115,100	142
KPJ Healthcare Bhd.	141,000	140
IOI Properties Group Bhd.	296,997	139
* Eco World Development Group Bhd.	432,600	138
Lafarge Malaysia Bhd.	64,200	136
Hartalega Holdings Bhd.	111,400	135
Sunway Bhd.	167,443	120
KLCCP Stapled Group	73,300	120
TSH Resources Bhd.	249,750	119
QL Resources Bhd.	120,900	113
YTL Power International Bhd.	320,918	113
Media Prima Bhd.	339,000	110
Berjaya Corp. Bhd.	1,062,000	102
HAP Seng Consolidated Bhd.	72,600	102
Kulim Malaysia Bhd.	123,800	96
* Puncak Niaga Holdings Bhd.	140,200	93
UMW Oil & Gas Corp. Bhd.	327,400	92
* KNM Group Bhd.	720,600	89
WCT Holdings Bhd.	264,420	84
Unisem M Bhd.	143,400	79
Hong Leong Financial Group Bhd.	23,800	78
MMC Corp. Bhd.	144,100	75
SP Setia Bhd Group	95,600	73
Pavilion REIT	203,500	71
Dayang Enterprise Holdings Bhd.	177,900	70
TIME dotCom Bhd.	42,900	70
Inari Amertron Bhd.	83,300	69
Pos Malaysia Bhd.	74,800	67
AirAsia Bhd.	182,000	62
Muhibbah Engineering M Bhd.	115,500	59
UEM Sunrise Bhd.	200,900	58
Mah Sing Group Bhd.	189,250	58
OSK Holdings Bhd.	139,400	54
* Perisai Petroleum Teknologi Bhd.	713,400	54
UOA Development Bhd.	104,800	51
Berjaya Auto Bhd.	97,020	47
DRB-Hicom Bhd.	145,200	45
TA Enterprise Bhd.	271,300	39

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Capitaland Malaysia Mall Trust	108,600	35
* Eastern & Oriental Bhd.	92,004	34
* MPHB Capital Bhd.	92,000	34
Malaysian Resources Corp. Bhd.	107,900	32
IGB Corp. Bhd.	55,417	32
Supermax Corp. Bhd.	58,600	31
Malaysia Building Society Bhd.	81,400	31
Datasonic Group Bhd.	87,200	30
CB Industrial Product Holding Bhd.	55,852	26
Gas Malaysia Bhd.	44,800	25
Wah Seong Corp. Bhd.	89,274	25
Coastal Contracts Bhd.	47,000	22
* Parkson Holdings Bhd.	77,669	19
* Scomi Group Bhd.	411,000	18
* Mulpha International Bhd.	251,200	18
* Mudajaya Group Bhd.	61,100	17
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	12
Jaya Tiasa Holdings Bhd.	32,057	9
* Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	6
* BIMB Holdings Bhd. Warrants Exp. 12/4/2023	63,800	6
* OSK Holdings Bhd. Warrants Exp. 07/22/2020	34,850	3
* WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	2
* Sunway Construction Group Bhd.	5,294	2
* KNM Group BHD Warrants Exp. 04/21/2020	40,650	1
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	1
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	23,257	1
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	1
* Mah Sing Group Warrants Exp. 01/15/2026	15,015	1
		25,995
Mexico (0.5%)
America Movil SAB de CV	5,331,794	4,761
Fomento Economico Mexicano SAB de CV	406,525	4,016
Grupo Televisa SAB	491,500	2,860
Wal-Mart de Mexico SAB de CV	1,033,800	2,727
Grupo Financiero Banorte SAB de CV	474,408	2,555
Grupo Mexico SAB de CV Class B	776,147	1,891
* Cemex SAB de CV	2,731,569	1,731
Grupo Aeroportuario del Pacifico SAB de CV ADR	18,500	1,685
Alfa SAB de CV Class A	491,600	1,024
Fibra Uno Administracion SA de CV	443,940	975
* Grupo Bimbo SAB de CV Class A	301,700	856
Industrias Penoles SAB de CV	56,680	754
Grupo Financiero Inbursa SAB de CV	333,900	671
Mexichem SAB de CV	224,384	582
* Promotora y Operadora de Infraestructura SAB de CV	46,312	581
Grupo Aeroportuario del Sureste SAB de CV Class B	36,381	563
Coca-Cola Femsa SAB de CV	71,700	551
Gruma SAB de CV Class B	28,935	446
Grupo Financiero Santander Mexico SAB de CV Class B	236,565	435
Gentera SAB de CV	197,100	363
Grupo Carso SAB de CV	80,000	357
El Puerto de Liverpool SAB de CV	24,600	342
Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	341
Kimberly-Clark de Mexico SAB de CV Class A	125,000	302
Arca Continental SAB de CV	46,800	300
Alsea SAB de CV	87,300	287
Controladora Comercial Mexicana SAB de CV	83,080	243
* Industrias CH SAB de CV Class B	66,300	240
Grupo Aeroportuario del Centro Norte Sab de CV Class B	46,600	240
Grupo Lala SAB de CV	78,900	202
Megacable Holdings SAB de CV	52,162	199
Grupo Elektra SAB DE CV	9,480	189
Bolsa Mexicana de Valores SAB de CV	112,700	188
* OHL Mexico SAB de CV	136,100	179

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Infraestructura Energetica Nova SAB de CV	36,000	174
Mexico Real Estate Management SA de CV	122,200	170
Grupo Comercial Chedraui SA de CV	53,100	147
Industrias Bachoco SAB de CV Class B	27,100	124
* Genomma Lab Internacional SAB de CV Class B	153,563	113
* Credito Real SAB de CV SOFOM ER	47,600	112
Corp Inmobiliaria Vesta SAB de CV	67,400	111
PLA Administradora Industrial S de RL de CV	55,286	102
* Organizacion Soriana SAB de CV Class B	37,200	90
* Grupo Aeromexico SAB de CV	50,300	88
Alpek SAB de CV	59,100	85
TV Azteca SAB de CV	507,500	81
* Controladora Vuela Cia de Aviacion SAB de CV Class A	47,500	81
Banregio Grupo Financiero SAB de CV	12,900	70
Grupo Sanborns SAB de CV	37,600	66
Concentradora Fibra Danhos SA de CV	24,000	56
* Hoteles City Express SAB de CV	40,800	55
Concentradora Fibra Hotelera Mexicana SA de CV	52,200	51
Grupo Financiero Interacciones SA de CV	7,400	48
Prologis Property Mexico SA de CV	28,800	48
Grupo Herdez SAB de CV	16,100	44
Organizacion Cultiba SAB de CV	32,100	43
* Minera Frisco SAB de CV	81,563	43
* Grupo Simec SAB de CV Class B	13,000	36
* Empresas ICA SAB de CV	83,400	33
* Qualitas Controladora SAB de CV	19,419	24
* Consorcio ARA SAB de CV	56,800	21
		35,752
Netherlands (1.0%)
^ Unilever NV	299,017	13,478
ING Groep NV	746,792	10,830
Unibail-Rodamco SE	17,952	5,002
ASLM Holdings NV (Amsterdam Shares)	53,566	4,966
Koninklijke Philips NV	177,894	4,799
Koninklijke Ahold NV	195,184	3,965
Heineken NV	35,144	3,204
Akzo Nobel NV	42,931	3,033
Aegon NV	469,775	2,885
RELX NV	156,640	2,672
Koninklijke KPN NV	558,123	2,044
Wolters Kluwer NV	50,798	1,716
Koninklijke DSM NV	28,171	1,500
NN Group NV	46,606	1,462
* Altice NV Class A	71,544	1,233
Heineken Holding NV	15,202	1,216
Randstad Holding NV	17,810	1,061
ArcelorMittal	178,362	991
Gemalto NV	14,252	893
TNT Express NV	78,434	659
Boskalis Westminster	11,794	572
Delta Lloyd NV	67,228	529
Aalberts Industries NV	15,207	493
Wereldhave NV	6,743	420
Koninklijke Vopak NV	10,294	413
* SBM Offshore NV	29,694	406
TKH Group NV	10,533	399
* Altice NV Class B	22,176	392
* OCI NV	13,466	380
Eurocommercial Properties NV	6,705	320
* Fugro NV	16,561	313
ASLM Holdings (New York Shares)	3,375	313
* PostNL NV	69,430	286
IMCD Group NV	7,570	283
* Koninklijke BAM Groep NV	49,191	271

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Arcadis NV	10,737	270
	ASM International NV	6,576	251
*	APERAM SA	7,367	227
*	TomTom NV	20,252	220
	Corbion NV	8,357	205
	USG People NV	12,833	204
2	GrandVision NV	6,378	176
*,2	Refresco Gerber NV	9,989	163
	Koninklijke Ten Cate NV	5,570	151
	Vastned Retail NV	1,807	88
	Brunel International NV	4,071	76
	NSI NV	13,998	61
	Accell Group	2,813	59
	BinckBank NV	6,465	57
	Wessanen	4,624	50
			75,657
New Zealand (0.1%)
	Fletcher Building Ltd.	280,141	1,414
	Spark New Zealand Ltd.	293,474	667
	Auckland International Airport Ltd.	140,672	499
	Contact Energy Ltd.	126,962	445
	Fisher & Paykel Healthcare Corp. Ltd.	74,226	391
	Ryman Healthcare Ltd.	66,162	353
	EBOS Group Ltd.	36,239	335
	SKYCITY Entertainment Group Ltd.	77,786	211
	Mighty River Power Ltd.	110,267	209
	SKY Network Television Ltd.	65,167	200
	Kiwi Property Group Ltd.	205,279	189
	Infratil Ltd.	83,585	175
*	Xero Ltd.	15,682	169
	Genesis Energy Ltd.	126,986	160
	Z Energy Ltd.	34,375	156
	Trade Me Group Ltd.	59,488	147
	Air New Zealand Ltd.	73,466	145
	Goodman Property Trust	146,920	120
*	Chorus Ltd.	57,044	110
	Summerset Group Holdings Ltd.	41,195	109
	Argosy Property Ltd.	106,763	81
	Freightways Ltd.	18,883	75
	Precinct Properties New Zealand Ltd.	87,309	72
	Nuplex Industries Ltd.	24,418	70
	Vector Ltd.	30,875	69
*	Diligent Corp.	16,234	66
	Vital Healthcare Property Trust	45,667	54
	Metlifecare Ltd.	14,922	45
	Heartland New Zealand Ltd.	52,255	44
	TOWER Ltd.	26,604	38
	Kathmandu Holdings Ltd.	32,196	34
	Warehouse Group Ltd.	18,061	33
*	a2 Milk Co. Ltd.	63,344	33
			6,918
Norway (0.2%)
	Statoil ASA	171,165	2,763
	DNB ASA	187,460	2,378
^	Telenor ASA	112,484	2,117
	Yara International ASA	33,262	1,508
	Orkla ASA	121,051	1,029
*	Schibsted ASA Class B	29,401	914
	Schibsted ASA Class A	24,582	824
	Norsk Hydro ASA	212,079	759
	Marine Harvest ASA	52,553	704
*	Subsea 7 SA	82,879	650
*	Storebrand ASA	158,098	553
*,^	Seadrill Ltd.	80,736	514

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Gjensidige Forsikring ASA	23,559	357
	TGS Nopec Geophysical Co. ASA	15,938	316
	Petroleum Geo-Services ASA	74,512	309
2	Aker Solutions ASA	66,105	266
	Atea ASA	21,815	202
	SpareBank 1 SR-Bank ASA	42,291	202
	Veidekke ASA	13,234	168
*	Det Norske Oljeselskap ASA	26,429	163
2	XXL ASA	14,433	154
	Bakkafrost P/F	4,781	153
*,^	DNO ASA	145,158	145
^	Opera Software ASA	19,169	120
*,^	Nordic Semiconductor ASA	22,372	107
*	Norwegian Property ASA	96,123	104
*,^	Fred Olsen Energy ASA	20,726	97
	SpareBank 1 SMN	14,608	91
	Salmar ASA	5,507	90
2	Entra ASA	10,098	86
	Prosafe SE	29,784	83
	Hoegh LNG Holdings Ltd.	6,871	82
	BW Offshore Ltd.	145,929	61
2	BW LPG Ltd.	8,351	57
*,^	REC Silicon ASA	292,534	52
	Wilh Wilhelmsen ASA	10,986	48
*	Norwegian Air Shuttle ASA	1,163	43
	Aker ASA	2,156	42
	Austevoll Seafood ASA	4,106	25
	Leroy Seafood Group ASA	710	25
*,^	Akastor ASA	17,120	22
			18,383
Other (0.1%)[3]
4	Vanguard FTSE Emerging Markets ETF	129,659	4,517

Peru (0.0%)
	Credicorp Ltd. (New York Shares)	5,286	599
	Cia de Minas Buenaventura SAA ADR	62,588	401
	Credicorp Ltd.	3,045	345
			1,345
Philippines (0.2%)
	SM Investments Corp.	49,122	915
	Ayala Corp.	45,320	753
	Ayala Land Inc.	907,200	692
	Universal Robina Corp.	153,040	653
	Philippine Long Distance Telephone Co.	13,085	617
	SM Prime Holdings Inc.	1,220,850	561
	JG Summit Holdings Inc.	358,710	545
	Semirara Mining and Power Corp. Class A	190,359	543
	BDO Unibank Inc.	215,300	464
	First Philippine Holdings Corp.	300,010	452
	First Gen Corp.	768,800	415
	Aboitiz Equity Ventures Inc.	337,470	400
	GT Capital Holdings Inc.	14,113	395
	Manila Electric Co.	55,080	382
	Vista Land & Lifescapes Inc.	3,212,800	381
	Bank of the Philippine Islands	205,385	371
	Metropolitan Bank & Trust Co.	167,564	304
	Alliance Global Group Inc.	742,000	288
	Manila Water Co. Inc.	526,100	267
	Jollibee Foods Corp.	55,700	245
	Globe Telecom Inc.	4,905	238
	Metro Pacific Investments Corp.	1,962,000	218
	DMCI Holdings Inc.	819,000	216
	Energy Development Corp.	1,362,900	192
	International Container Terminal Services Inc.	107,150	188

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Filinvest Land Inc.	4,980,000	185
	Aboitiz Power Corp.	187,520	168
	Megaworld Corp.	1,569,900	157
	Robinsons Land Corp.	218,600	143
	LT Group Inc.	435,600	116
	Security Bank Corp.	32,980	100
	Robinsons Retail Holdings Inc.	58,090	95
	Puregold Price Club Inc.	104,600	80
	Cosco Capital Inc.	499,500	79
	Bloomberry Resorts Corp.	546,100	72
*	Philippine National Bank	58,365	66
	Belle Corp.	770,000	57
	D&L Industries Inc.	221,400	46
	Petron Corp.	251,500	43
	Lopez Holdings Corp.	241,900	35
	Emperador Inc.	185,300	33
	Nickel Asia Corp.	168,600	28
	Rizal Commercial Banking Corp.	38,790	26
	Philex Mining Corp.	157,700	18
*	Melco Crown Philippines Resorts Corp.	220,700	17
			12,259
Poland (0.1%)
	Powszechny Zaklad Ubezpieczen SA	16,440	1,596
*	Powszechna Kasa Oszczednosci Bank Polski SA	135,718	1,004
^	Polski Koncern Naftowy Orlen SA	56,130	909
	KGHM Polska Miedz SA	34,677	804
	Bank Pekao SA	18,901	734
	Enea SA	196,117	650
	Polskie Gornictwo Naftowe i Gazownictwo SA	317,169	563
	PGE Polska Grupa Energetyczna SA	106,978	397
	LPP SA	199	375
*	Bank Zachodni WBK SA	4,366	352
*	Bank Millennium SA	157,377	249
	Energa SA	49,015	209
*	Cyfrowy Polsat SA	32,365	208
	Orange Polska SA	98,779	181
*	Grupa Azoty SA	7,327	174
*	mBank SA	1,800	169
*	Globe Trade Centre SA	82,556	144
	Asseco Poland SA	9,655	142
	CCC SA	3,201	140
	Eurocash SA	9,585	129
	Tauron Polska Energia SA	157,122	123
*	Alior Bank SA	5,011	105
	Synthos SA	108,677	104
	Kernel Holding SA	7,186	97
	Bank Handlowy w Warszawie SA	3,958	80
^	Lubelski Wegiel Bogdanka SA	7,130	76
*	Grupa Lotos SA	9,235	68
^	Netia SA	47,099	67
*	CD Projekt Red SA	9,088	63
	PKP Cargo SA	3,586	62
*,^	Getin Noble Bank SA	144,691	30
*	Integer.pl SA	775	23
*	Getin Holding SA	53,314	22
	Warsaw Stock Exchange	1,878	20
*	Jastrzebska Spolka Weglowa SA	4,357	15
	ING Bank Slaski SA	11	—
			10,084
Portugal (0.1%)
	EDP - Energias de Portugal SA	441,892	1,633
	Galp Energia SGPS SA	89,438	964
	Jeronimo Martins SGPS SA	46,942	658
	NOS SGPS SA	62,405	518

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Banco Comercial Portugues SA	5,884,570	337
CTT-Correios de Portugal SA	20,528	233
EDP Renovaveis SA	30,859	224
Portucel SA	41,957	170
Sonae SGPS SA	104,336	125
* Banco BPI SA	68,043	83
Altri SGPS SA	13,342	63
REN - Redes Energeticas Nacionais SGPS SA	19,975	61
* Pharol SGPS SA	99,498	42
Sonaecom SGPS SA	15,610	37
^ Mota-Engil SGPS SA	12,362	31
* Banco Espirito Santo SA	428,634	1
		5,180
Russia (0.3%)
* Lukoil PJSC ADR	107,880	3,916
Gazprom PAO ADR	559,307	2,357
Surgutneftegas OAO ADR	414,397	2,261
Magnit PJSC GDR	49,162	2,233
NOVATEK OAO	190,206	1,740
Sberbank PAO ADR	274,051	1,675
Gazprom PAO	664,220	1,414
Tatneft PAO ADR	42,144	1,300
MMC Norilsk Nickel PJSC ADR	75,404	1,118
Sberbank PAO	759,171	1,076
Rosneft OAO GDR	197,112	786
AK Transneft OAO Preference Shares	243	566
Mobile TeleSystems PJSC	157,611	514
2 VTB Bank PJSC GDR	220,216	482
VTB Bank PJSC	360,782,455	408
Moscow Exchange MICEX-RTS OAO	202,240	285
* Rosseti PJSC	39,782,655	282
Severstal PAO	22,467	261
RusHydro PJSC	21,056,242	215
MegaFon PJSC GDR	15,972	206
Rostelecom PJSC	139,763	205
Alrosa PAO	251,000	202
Acron JSC	3,636	177
Sistema JSFC GDR	24,816	172
* Uralkali PJSC	66,306	161
Novolipetsk Steel OJSC	119,719	147
PhosAgro OAO GDR	9,709	131
Inter RAO UES PJSC	6,084,172	116
Magnitogorsk Iron & Steel Works OJSC	278,631	105
Bashneft PAO	3,191	96
E.ON Russia JSC	1,847,900	88
* DIXY Group PJSC	14,610	75
M Video OJSC	17,050	61
Federal Grid Co. Unified Energy System JSC	44,833,105	44
LSR Group PJSC GDR	18,772	42
* Mechel	38,802	39
* Aeroflot - Russian Airlines OJSC	48,600	37
Sistema JSFC	106,900	30
Mosenergo OAO	2,043,038	26
* Raspadskaya OAO	41,689	25
TMK PAO GDR	6,181	23
Rosneft OAO	3,288	13
		25,110
Singapore (0.5%)
DBS Group Holdings Ltd.	310,900	3,828
Singapore Telecommunications Ltd.	1,320,600	3,738
Oversea-Chinese Banking Corp. Ltd.	483,238	3,102
United Overseas Bank Ltd.	181,200	2,626
Singapore Airlines Ltd.	210,217	1,616
Singapore Exchange Ltd.	254,094	1,335

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Keppel Corp. Ltd.	226,513	1,137
Ascott Residence Trust	1,275,920	1,101
Global Logistic Properties Ltd.	615,200	979
Wilmar International Ltd.	406,373	904
CapitaLand Ltd.	384,500	846
Frasers Commercial Trust	812,518	794
ComfortDelGro Corp. Ltd.	317,300	685
Cache Logistics Trust	890,600	637
Singapore Press Holdings Ltd.	222,000	631
Genting Singapore plc	988,600	574
Singapore Technologies Engineering Ltd.	236,600	557
Cambridge Industrial Trust	1,263,200	550
Ascendas REIT	319,300	543
CapitaLand Mall Trust	373,600	528
City Developments Ltd.	84,900	480
Suntec REIT	374,000	440
Hutchison Port Holdings Trust	760,000	420
UOL Group Ltd.	86,299	404
Sembcorp Industries Ltd.	149,831	381
Singapore Post Ltd.	281,000	380
^ Noble Group Ltd.	1,034,268	372
Jardine Cycle & Carriage Ltd.	15,888	368
AIMS AMP Capital Industrial REIT	326,000	324
Mapletree Logistics Trust	427,000	311
Keppel Telecommunications & Transportation Ltd.	297,600	307
StarHub Ltd.	117,600	301
Golden Agri-Resources Ltd.	1,066,419	296
Keppel Infrastructure Trust	754,400	280
SATS Ltd.	99,000	268
CapitaLand Commercial Trust Ltd.	266,710	268
Yangzijiang Shipbuilding Holdings Ltd.	260,036	231
Asian Pay Television Trust	397,600	224
^ Ezion Holdings Ltd.	365,120	181
^ Sembcorp Marine Ltd.	108,389	181
Raffles Medical Group Ltd.	56,000	172
First Resources Ltd.	128,000	171
Mapletree Greater China Commercial Trust	235,000	167
Mapletree Industrial Trust	148,500	162
Keppel REIT	229,188	158
Mapletree Commercial Trust	156,200	152
Venture Corp. Ltd.	25,500	150
Frasers Centrepoint Trust	98,300	137
Starhill Global REIT	228,300	132
Tat Hong Holdings Ltd.	307,400	123
^ SIIC Environment Holdings Ltd.	180,320	109
Ascendas Hospitality Trust	225,000	109
CDL Hospitality Trusts	110,600	107
Religare Health Trust	147,100	104
Genting Hong Kong Ltd.	322,798	102
Lippo Malls Indonesia Retail Trust	442,600	101
* Neptune Orient Lines Ltd.	136,300	97
United Engineers Ltd.	65,000	92
M1 Ltd.	44,000	89
Soilbuild Business Space REIT	156,400	89
^ SMRT Corp. Ltd.	85,000	88
Keppel DC REIT	116,700	87
* Biosensors International Group Ltd.	176,000	85
Olam International Ltd.	59,000	84
OUE Ltd.	57,600	73
Silverlake Axis Ltd.	177,499	73
CapitaLand Retail China Trust	63,000	68
Wing Tai Holdings Ltd.	53,000	66
Yanlord Land Group Ltd.	78,000	58
SIA Engineering Co. Ltd.	20,000	57

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Far East Hospitality Trust	118,400	57
*	China Animal Healthcare Ltd.	84,000	56
	Ascendas India Trust	84,000	52
	Midas Holdings Ltd.	223,900	50
	Sarine Technologies Ltd.	44,300	49
*,^	Tiger Airways Holdings Ltd.	227,600	47
	First REIT	53,000	47
	Frasers Centrepoint Ltd.	39,500	46
*,^	Yoma Strategic Holdings Ltd.	147,330	45
	SPH REIT	66,700	45
2	ARA Asset Management Ltd.	44,000	44
	OUE Hospitality Trust	76,000	44
	Croesus Retail Trust	67,000	40
	Super Group Ltd. (Singapore Shares)	58,000	37
	Swiber Holdings Ltd.	189,750	35
	Sabana Shari'ah Compliant Industrial REIT	63,000	34
*	Ezra Holdings Ltd.	344,056	30
	Hyflux Ltd.	54,000	26
	COSCO Corp. Singapore Ltd.	92,000	25
*	China Everbright Water Ltd.	47,300	24
	OSIM International Ltd.	24,000	23
	Accordia Golf Trust	44,000	20
*,^	Vard Holdings Ltd.	70,000	19
			37,285
South Africa (0.7%)
	Naspers Ltd.	73,626	10,755
	MTN Group Ltd.	314,897	3,585
	Sasol Ltd.	104,365	3,324
	Steinhoff International Holdings Ltd.	407,994	2,497
	Standard Bank Group Ltd.	189,114	1,964
	FirstRand Ltd.	483,260	1,771
	Remgro Ltd.	84,933	1,698
	Aspen Pharmacare Holdings Ltd.	58,680	1,316
	Sanlam Ltd.	290,144	1,308
	Bidvest Group Ltd.	49,246	1,258
	Shoprite Holdings Ltd.	114,361	1,188
	Clicks Group Ltd.	145,134	1,059
	Barloworld Ltd.	183,951	1,038
	Woolworths Holdings Ltd.	136,277	1,008
	Mpact Ltd.	226,217	790
	Brait SE	68,609	784
	DataTec Ltd.	171,409	733
	Mediclinic International Ltd.	77,418	680
*	AngloGold Ashanti Ltd.	75,728	641
	Netcare Ltd.	224,910	640
	Growthpoint Properties Ltd.	343,081	628
	Barclays Africa Group Ltd.	48,168	617
	Mondi Ltd.	25,592	595
	Tiger Brands Ltd.	25,172	576
	Redefine Properties Ltd.	685,190	571
	City Lodge Hotels Ltd.	50,298	543
*	Mr Price Group Ltd.	34,491	529
	Vodacom Group Ltd.	47,562	514
	Discovery Ltd.	47,857	511
	Nedbank Group Ltd.	29,950	497
	RMB Holdings Ltd.	89,695	437
	Truworths International Ltd.	64,510	436
	Life Healthcare Group Holdings Ltd.	152,937	426
	MMI Holdings Ltd.	224,229	406
	Gold Fields Ltd.	150,364	393
	Coronation Fund Managers Ltd.	72,992	385
	Capitec Bank Holdings Ltd.	8,326	359
	Resilient Property Income Fund Ltd.	40,094	352
	PSG Group Ltd.	18,229	351

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
SPAR Group Ltd.	24,366	350
* Impala Platinum Holdings Ltd.	127,517	348
Foschini Group Ltd.	33,931	346
Hyprop Investments Ltd.	36,818	334
Imperial Holdings Ltd.	25,330	330
Investec Ltd.	36,915	305
* Sappi Ltd.	76,611	302
Pioneer Foods Group Ltd.	20,924	299
Emira Property Fund Ltd.	206,682	275
SA Corporate Real Estate Fund Nominees Pty Ltd.	679,481	256
Telkom SA SOC Ltd.	48,073	252
JSE Ltd.	25,216	243
AVI Ltd.	36,727	234
Capital Property Fund Ltd.	198,417	231
* Tsogo Sun Holdings Ltd.	121,136	217
Sibanye Gold Ltd.	121,203	201
KAP Industrial Holdings Ltd.	362,105	192
Adcock Ingram Holdings Ltd.	49,139	184
Omnia Holdings Ltd.	16,576	183
* Anglo American Platinum Ltd.	8,548	150
Nampak Ltd.	91,225	148
EOH Holdings Ltd.	13,273	147
Vukile Property Fund Ltd.	87,528	121
Pick n Pay Stores Ltd.	25,106	121
Reunert Ltd.	24,815	121
^ Kumba Iron Ore Ltd.	27,015	117
Tongaat Hulett Ltd.	13,623	116
Liberty Holdings Ltd.	11,494	112
Massmart Holdings Ltd.	12,926	107
* Northam Platinum Ltd.	46,879	103
* Attacq Ltd.	64,477	102
Astral Foods Ltd.	7,639	96
* Super Group Ltd. (South Africa Shares)	40,667	95
AECI Ltd.	13,469	93
Exxaro Resources Ltd.	22,079	91
Sun International Ltd.	12,892	89
Cashbuild Ltd.	3,622	86
Illovo Sugar Ltd.	67,733	85
Peregrine Holdings Ltd.	35,263	78
Distell Group Ltd.	6,056	78
^ Lewis Group Ltd.	17,093	74
* Curro Holdings Ltd.	24,411	70
PPC Ltd.	52,938	64
Blue Label Telecoms Ltd.	74,154	62
African Rainbow Minerals Ltd.	16,169	61
Grindrod Ltd.	54,052	58
Alexander Forbes Group Holdings Ltd.	89,965	57
Pick n Pay Holdings Ltd.	26,672	55
Famous Brands Ltd.	5,510	54
Wilson Bayly Holmes-Ovcon Ltd.	5,074	47
Santam Ltd.	2,842	46
Murray & Roberts Holdings Ltd.	56,830	43
Clover Industries Ltd.	30,888	42
Hudaco Industries Ltd.	5,387	42
* Harmony Gold Mining Co. Ltd.	55,434	39
Adcorp Holdings Ltd.	16,230	30
Oceana Group Ltd.	3,937	29
Metair Investments Ltd.	12,945	29
Group Five Ltd.	15,342	24
Assore Ltd.	3,401	20
* Aveng Ltd.	60,206	15
* ArcelorMittal South Africa Ltd.	21,122	13
* Adbee Rf Ltd.	3,375	8
* Royal Bafokeng Platinum Ltd.	3,748	8

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,045	1
*	African Bank Investments Ltd.	150,852	—
			55,492
South Korea (1.6%)
	Samsung Electronics Co. Ltd. GDR	42,756	25,544
	Samsung Electronics Co. Ltd. Preference Shares	3,537	3,689
	Hyundai Motor Co.	26,152	3,573
	KB Financial Group Inc. ADR	86,820	2,737
	SK Hynix Inc.	102,062	2,727
	NAVER Corp.	4,683	2,456
	Hyundai Mobis Co. Ltd.	11,373	2,392
	Kia Motors Corp.	46,839	2,286
	Amorepacific Corp.	6,724	2,213
	KT&G Corp.	21,516	2,150
	Samsung Fire & Marine Insurance Co. Ltd.	7,469	2,091
	LG Chem Ltd.	7,473	1,981
	Korea Electric Power Corp.	43,306	1,950
	Shinhan Financial Group Co. Ltd. ADR	48,059	1,843
*	Samsung C&T Corp.	12,246	1,656
	LG Household & Health Care Ltd.	1,850	1,531
	SK Holdings Co. Ltd.	6,248	1,457
	Hana Financial Group Inc.	57,773	1,402
	POSCO ADR	32,009	1,281
	SK Telecom Co. Ltd. ADR	53,225	1,254
	Samsung Life Insurance Co. Ltd.	12,827	1,224
	Samsung SDS Co. Ltd.	4,920	1,106
	POSCO	6,772	1,086
	Shinhan Financial Group Co. Ltd.	28,483	1,084
	LG Electronics Inc.	24,312	1,044
	Hyundai Motor Co. Preference Shares	10,825	1,043
	SK Innovation Co. Ltd.	9,922	1,023
*,^	Celltrion Inc.	13,519	906
	Samsung SDI Co. Ltd.	9,018	838
	LG Corp.	14,210	822
	Korea Aerospace Industries Ltd.	10,099	793
	Coway Co. Ltd.	9,901	736
	LG Display Co. Ltd.	37,451	714
	Korea Zinc Co. Ltd.	1,709	710
	AMOREPACIFIC Group	4,828	676
	Kangwon Land Inc.	17,974	666
	Hyundai Steel Co.	13,970	634
	E-MART Inc.	3,367	626
	Hyundai Glovis Co. Ltd.	3,520	606
^	Hyundai Heavy Industries Co. Ltd.	7,245	601
	Orion Corp.	661	556
^	Kakao Corp.	5,527	548
	NCSoft Corp.	3,285	544
	Samsung Electro-Mechanics Co. Ltd.	9,184	523
	Industrial Bank of Korea	41,573	509
^	Hotel Shilla Co. Ltd.	5,296	508
	Hankook Tire Co. Ltd.	13,291	508
	BNK Financial Group Inc.	39,651	485
	Hanssem Co. Ltd.	2,371	483
	CJ Corp.	2,293	483
	Dongbu Insurance Co. Ltd.	7,975	478
	Lotte Chemical Corp.	2,285	477
*,^	Hanmi Pharm Co. Ltd.	1,053	473
	LG Chem Ltd. Preference Shares	2,333	439
	Daewoo Securities Co. Ltd.	44,013	425
	S-Oil Corp.	6,891	412
	Samsung Securities Co. Ltd.	9,800	412
	Woori Bank	47,432	411
^	LG Innotek Co. Ltd.	4,929	398
	Hyundai Development Co-Engineering & Construction	9,862	395

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Hyosung Corp.	3,808	388
*	KT Corp.	14,359	372
	CJ CheilJedang Corp.	1,179	360
	Korea Investment Holdings Co. Ltd.	6,636	353
	GS Holdings Corp.	8,053	353
	SK Telecom Co. Ltd.	1,618	343
	KCC Corp.	960	342
	Lotte Shopping Co. Ltd.	1,663	336
^	Samsung Heavy Industries Co. Ltd.	28,957	335
	LG Uplus Corp.	34,930	334
	KEPCO Plant Service & Engineering Co. Ltd.	3,639	331
	Hyundai Engineering & Construction Co. Ltd.	10,967	330
^	Hyundai Greenfood Co. Ltd.	15,539	323
*	BGF retail Co. Ltd.	2,148	319
	Hyundai Wia Corp.	2,715	317
	Yuhan Corp.	1,250	309
*,^	ViroMed Co. Ltd.	2,182	300
	Daelim Industrial Co. Ltd.	4,477	292
	Hyundai Department Store Co. Ltd.	2,647	290
	Ottogi Corp.	307	281
	Medy-Tox Inc.	657	279
	Hanwha Chemical Corp.	13,819	267
*,^	Hanmi Science Co. ltd	2,269	259
	Hanwha Corp.	7,638	250
	NongShim Co. Ltd.	772	249
	Hanwha Life Insurance Co. Ltd.	33,060	246
	S-1 Corp.	2,833	246
^	Hanwha Techwin Co. Ltd.	7,374	240
	Shinsegae Co. Ltd.	1,167	237
	Hyundai Marine & Fire Insurance Co. Ltd.	7,947	236
*	Cheil Worldwide Inc.	13,305	232
^	Korean Reinsurance Co.	19,191	228
*	CJ E&M Corp.	3,113	228
	Meritz Securities Co. Ltd.	50,860	226
	Lotte Confectionery Co. Ltd.	129	225
	KB Financial Group Inc.	7,033	223
	Daishin Securities Co. Ltd.	22,900	209
^	Youngone Corp.	4,960	208
	DGB Financial Group Inc.	22,173	205
*	CJ Korea Express Co. Ltd.	1,189	203
	Samsung Card Co. Ltd.	5,818	197
^	OCI Co. Ltd.	2,738	196
	Taekwang Industrial Co. Ltd.	199	194
^	CJ CGV Co. Ltd.	2,130	193
	Hyundai Securities Co. Ltd.	31,608	190
^	Hana Tour Service Inc.	1,714	188
	Green Cross Holdings Corp.	5,182	185
^	Kolon Industries Inc.	3,387	184
	Lotte Chilsung Beverage Co. Ltd.	91	178
^	Korea Kolmar Co. Ltd.	2,261	177
	Hansol Chemical Co. Ltd.	3,018	177
*	InBody Co. Ltd.	4,083	176
	Hanon Systems	4,407	173
^	SK Chemicals Co. Ltd.	2,877	170
*,^	Kumho Tire Co. Inc.	27,894	169
	Green Cross Corp.	1,066	169
	Sam Young Electronics Co. Ltd.	15,182	166
	Woori Investment & Securities Co. Ltd.	18,681	164
*	Osstem Implant Co. Ltd.	2,787	162
*,^	HLB Inc.	7,620	162
	Samsung Electronics Co. Ltd.	135	162
*	Com2uSCorp	1,593	160
	Cosmax Inc.	952	160
	Namhae Chemical Corp.	18,020	159

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Ssangyong Cement Industrial Co. Ltd.	9,983	158
*,^	Daewoo Engineering & Construction Co. Ltd.	27,757	158
	Youlchon Chemical Co. Ltd.	14,280	154
	Samyang Holdings Corp.	1,069	149
	KT Corp. ADR	11,162	146
^	Dongsuh Cos. Inc.	4,930	145
	iMarketKorea Inc.	5,560	144
	Hansae Co. Ltd.	2,942	144
	Korea PetroChemical Ind Co. Ltd.	913	140
	Daesang Corp.	5,170	140
	Samsung Fine Chemicals Co. Ltd.	4,172	137
*,^	Hanjin Shipping Co. Ltd.	31,240	137
	Korea Gas Corp.	3,651	136
	KB Insurance Co. Ltd.	5,630	131
*	Korean Air Lines Co. Ltd.	4,852	131
^	Maeil Dairy Industry Co. Ltd.	3,787	130
*,^	Loen Entertainment Inc.	1,895	130
	Kumho Petrochemical Co. Ltd.	2,557	129
^	Paradise Co. Ltd.	6,828	129
	Kolon Life Science Inc.	912	128
*,^	NHN Entertainment Corp.	2,627	128
	SK Networks Co. Ltd.	20,389	126
*	GS Engineering & Construction Corp.	6,137	124
*	Amicogen Inc.	2,114	123
	Doosan Corp.	1,259	122
	LG International Corp.	3,990	122
	JW Pharmaceutical Corp.	4,003	121
*,^	Doosan Infracore Co. Ltd.	21,888	119
	Doosan Heavy Industries & Construction Co. Ltd.	6,629	119
	S&T Motiv Co. Ltd.	1,871	119
*,^	Binex Co. Ltd.	8,302	117
	LG Hausys Ltd.	790	117
^	LOTTE Himart Co. Ltd.	2,295	117
*	Huons Co. Ltd.	1,440	116
	Hyundai Mipo Dockyard Co. Ltd.	1,814	113
	KIWOOM Securities Co. Ltd.	2,211	113
*	Hanwha General Insurance Co. Ltd.	17,139	113
*,^	Komipharm International Co. Ltd.	4,831	112
*	Pan Ocean Co. Ltd.	31,782	112
*	iNtRON Biotechnology Inc.	2,985	110
^	Hanjin Kal Corp.	5,763	110
*	NS Shopping Co. Ltd.	640	109
	Fila Korea Ltd.	1,243	109
	Daewoo International Corp.	6,053	105
*,^	Wonik IPS Co. Ltd.	12,767	105
	Young Poong Corp.	91	100
	Mando Corp.	765	99
^	Crown Confectionery Co. Ltd.	191	98
*,^	SM Entertainment Co.	2,434	97
^	Eo Technics Co. Ltd.	1,113	97
	Ilyang Pharmaceutical Co. Ltd.	1,960	96
	GS Retail Co. Ltd.	1,890	95
*,^	Sansung Life & Science Co. Ltd.	2,889	95
*,^	COSON Co. Ltd.	4,633	93
	Daekyo Co. Ltd.	11,162	90
	Poongsan Corp.	3,950	89
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,483	88
	DuzonBizon Co. Ltd.	4,685	88
	Hyundai Home Shopping Network Corp.	819	87
*	Samlip General Foods Co. Ltd.	352	87
	Hankook Shell Oil Co. Ltd.	194	86
*	GemVax & Kael Co. Ltd.	3,321	86
	Seah Besteel Corp.	3,350	84
*	LG Life Sciences Ltd.	1,565	84

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Lotte Food Co. Ltd.	105	82
	Korea Real Estate Investment & Trust Co. Ltd.	28,386	82
	Hanjin Transportation Co. Ltd.	2,100	81
	Daeduck Electronics Co.	12,627	81
*	Muhak Co. Ltd.	1,917	81
	SKC Co. Ltd.	2,370	79
*,^	Ssangyong Motor Co.	10,890	79
	OCI Materials Co. Ltd.	976	79
	LEENO Industrial Inc.	2,065	79
	Humax Co. Ltd.	5,217	79
	LF Corp.	2,820	78
*,^	Medipost Co. Ltd.	914	77
	Handsome Co. Ltd.	2,264	77
^	Cosmax BTI Inc	1,211	75
^	Ahnlab Inc.	2,032	74
	Mirae Asset Securities Co. Ltd.	3,255	73
*	Webzen Inc.	2,559	72
^	Seoul Semiconductor Co. Ltd.	4,368	72
	AK Holdings Inc.	952	72
	Daou Technology Inc.	3,300	71
	LS Industrial Systems Co. Ltd.	1,644	71
	Korea Electric Terminal Co. Ltd.	821	71
*	i-SENS Inc.	2,173	70
	KONA I Co. Ltd.	2,190	70
*,^	Hyundai Livart Furniture Co. Ltd.	1,592	70
*,^	Pharmicell Co. Ltd.	16,212	70
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	69
	Grand Korea Leisure Co. Ltd.	2,480	69
	SFA Engineering Corp.	1,773	68
	Daewoong Pharmaceutical Co. Ltd.	1,015	67
	JB Financial Group Co. Ltd.	12,847	67
	Dong-A Socio Holdings Co. Ltd.	464	66
*,^	Samsung Engineering Co. Ltd.	4,141	66
*,^	Kumho Industrial Co. Ltd.	4,287	65
^	Meritz Fire & Marine Insurance Co. Ltd.	4,620	65
	Dongwon F&B Co. Ltd.	196	65
*,^	China Ocean Resources Co. Ltd.	16,469	65
*,^	Seegene Inc.	1,857	64
^	Kolao Holdings	5,310	63
	Hanwha Investment & Securities Co. Ltd.	15,899	62
	Dong-A ST Co. Ltd.	569	62
	Tongyang Life Insurance Co. Ltd.	4,930	60
	Koh Young Technology Inc.	2,048	59
*,^	Gamevil Inc.	801	59
	Nexen Tire Corp.	5,080	59
*	Humedix Co. Ltd.	1,006	58
*,^	WeMade Entertainment Co. Ltd.	1,456	58
*,^	Hyundai Elevator Co. Ltd.	1,265	58
*	Asiana Airlines Inc.	13,664	58
*	Green Cross Cell Corp.	1,282	58
	Silicon Works Co. Ltd.	1,927	57
*,^	Dongbu HiTek Co. Ltd.	5,383	57
	GS Home Shopping Inc.	379	56
	Chong Kun Dang Pharmaceutical Corp.	1,005	56
*,^	SK Securities Co. Ltd.	54,276	55
^	Hite Jinro Co. Ltd.	2,740	55
^	Dongkuk Steel Mill Co. Ltd.	9,093	54
^	KEPCO Engineering & Construction Co. Inc.	1,816	54
	LS Corp.	1,593	54
	KT Skylife Co. Ltd.	3,297	54
	Bukwang Pharmaceutical Co. Ltd.	2,403	53
*	Foosung Co. Ltd.	14,322	52
*	Seobu T&D	2,639	52
*	GOLFZON Co. Ltd.	566	49

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*,^	Hyundai Merchant Marine Co. Ltd.	9,438	49
*	Chabiotech Co. Ltd.	3,667	49
	Cuckoo Electronics Co. Ltd.	223	49
*	Neowiz Games Corp.	3,030	48
	CJ O Shopping Co. Ltd.	311	48
*,^	Naturalendo Tech Co. Ltd.	2,354	48
*	Eusu Holdings Co. Ltd.	6,136	47
	Youngone Holdings Co. Ltd.	745	47
	Interpark Holdings Corp.	4,596	47
	Dongwon Industries Co. Ltd.	165	46
*	Yuanta Securities Korea Co. Ltd.	13,343	46
	Hanil Cement Co. Ltd.	449	46
^	KH Vatec Co. Ltd.	2,613	46
^	Namyang Dairy Products Co. Ltd.	61	45
*	Jusung Engineering Co. Ltd.	10,459	45
*	IS Dongseo Co. Ltd.	1,191	44
	Kolon Corp.	792	44
^	Agabang&Company	3,825	44
	Samyang Corp.	480	43
*	Hansol Technics Co. Ltd.	1,961	43
*	Eugene Investment & Securities Co. Ltd.	17,472	43
	Soulbrain Co. Ltd.	1,212	42
*	Korea Line Corp.	2,370	42
^	Huchems Fine Chemical Corp.	2,510	41
	Hankook Tire Worldwide Co. Ltd.	2,542	41
	YG Entertainment Inc.	1,017	40
	Hancom Inc.	2,196	40
*	Hansol Paper Co. Ltd.	2,213	40
	Meritz Financial Group Inc.	3,105	40
	Samchully Co. Ltd.	442	40
^	Hyundai Rotem Co. Ltd.	2,780	40
	Partron Co. Ltd.	4,491	38
	SL Corp.	2,368	35
	Halla Holdings Corp.	701	35
	Kyobo Securities Co. Ltd.	4,032	35
*,^	Taihan Electric Wire Co. Ltd.	5,952	31
	Sungwoo Hitech Co. Ltd.	3,981	31
^	Posco ICT Co. Ltd.	6,926	30
*,^	STS Semiconductor & Telecommunications	11,646	28
	Hyundai Corp.	941	27
	Binggrae Co. Ltd.	454	27
	Chongkundang Holdings Corp.	389	27
	CJ Hellovision Co. Ltd.	2,780	26
	Able C&C Co. Ltd.	1,204	26
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	25
	SBS Media Holdings Co. Ltd.	6,724	23
	Hansol Holdings Co. Ltd.	3,626	23
	SK Gas Ltd.	298	22
*	Kwangju Bank	2,894	21
*	Hyundai C&F Inc.	648	21
	Hanil E-Hwa Co. Ltd.	1,885	20
	GOLFZONYUWONHOLDINGS Co. Ltd.	2,759	20
	Lumens Co. Ltd.	5,290	19
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	18
	Sung Kwang Bend Co. Ltd.	2,178	18
	MegaStudy Co. Ltd.	425	17
*	MegaStudyEdu Co. Ltd.	246	14
	Seoyon Co. Ltd.	864	9
*	Mirae Asset Securities Co. Ltd. Rights Exp. 11/05/2015	2,835	7
*,^	SK Chemicals Co Ltd Rights Exp. 12/4/2015	388	3
*	CNK International Co. Ltd.	78	—
			121,851
Spain (1.1%)
	Banco Bilbao Vizcaya Argentaria SA	1,275,085	10,962

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Banco Santander SA	1,899,880	10,639
	Telefonica SA	794,767	10,500
	Industria de Diseno Textil SA	204,998	7,679
	Iberdrola SA	1,037,415	7,406
	Amadeus IT Holding SA	74,972	3,190
*	Repsol SA	241,963	3,049
	Banco Santander SA ADR	508,549	2,817
	Viscofan SA	33,887	1,979
	Grifols SA	42,601	1,974
*	Ferrovial SA	68,750	1,734
	Red Electrica Corp. SA	16,693	1,471
*	Banco de Sabadell SA	735,968	1,422
	CaixaBank SA	360,099	1,379
	Abertis Infraestructuras SA	78,087	1,296
	Grupo Catalana Occidente SA	39,883	1,238
*,2	Aena SA	10,955	1,222
	Enagas SA	35,948	1,088
	Endesa SA	48,295	1,075
	Gas Natural SDG SA	49,104	1,063
	Banco Popular Espanol SA	252,811	961
	Bankia SA	745,578	960
*	ACS Actividades de Construccion y Servicios SA	24,931	847
	Bankinter SA	112,518	815
	Construcciones y Auxiliar de Ferrocarriles SA	2,818	786
	Banco Santander SA ADR Depositary Receipt	131,503	784
	Merlin Properties Socimi SA	51,372	658
	Distribuidora Internacional de Alimentacion SA	101,919	648
	Gamesa Corp. Tecnologica SA	33,486	529
	Mapfre SA	147,518	438
	Bolsas y Mercados Espanoles SHMSF SA	10,949	393
	Acciona SA	4,590	386
	Mediaset Espana Comunicacion SA	28,774	349
	Zardoya Otis SA	27,941	344
	Tecnicas Reunidas SA	7,101	316
	Almirall SA	14,904	287
	Ebro Foods SA	12,581	238
*,^	Acerinox SA	19,338	209
*	NH Hotel Group SA	34,084	209
*,^	Indra Sistemas SA	18,570	199
*	Hispania Activos Inmobiliarios SA	12,148	183
*	Zeltia SA	40,605	180
^	Obrascon Huarte Lain SA	21,063	169
*	Inmobiliaria Colonial SA	209,700	155
	Melia Hotels International SA	10,108	146
*,^	Fomento de Construcciones y Contratas SA	18,203	139
	Applus Services SA	15,340	137
^	Abengoa SA Class B	131,654	128
	Corp Financiera Alba SA	2,693	119
	Prosegur Cia de Seguridad SA	26,190	117
	Atresmedia Corp. de Medios de Comunicacion SA	8,613	110
	Cia de Distribucion Integral Logista Holdings SA	4,237	85
	Faes Farma SA	30,308	82
	Liberbank SA	120,443	75
	Tubacex SA	31,806	68
	Ence Energia y Celulosa SA	19,358	68
	CIE Automotive SA	3,478	56
	Sacyr SA	16,588	42
	Promotora de Informaciones SA	7,163	40
	Duro Felguera SA	11,357	27
*	Deoleo SA	73,583	25
	Tubos Reunidos SA	19,407	20
*	Let's GOWEX SA	3,921	—
			85,710

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
Sweden (1.0%)
	Hennes & Mauritz AB Class B	173,065	6,713
	Nordea Bank AB	585,320	6,455
	Telefonaktiebolaget LM Ericsson Class B	544,650	5,296
	Swedbank AB Class A	192,869	4,425
*	Svenska Handelsbanken AB Class A	277,408	3,762
	Svenska Cellulosa AB SCA Class B	106,803	3,148
*	Assa Abloy AB Class B	157,612	3,126
^	Atlas Copco AB Class B	128,141	3,093
	Investor AB Class B	83,278	3,083
	Skandinaviska Enskilda Banken AB Class A	276,617	2,893
	Volvo AB Class B	273,660	2,833
	TeliaSonera AB	422,649	2,158
	SKF AB	107,523	1,886
^	Atlas Copco AB Class A	71,447	1,858
	Sandvik AB	189,898	1,774
	Electrolux AB Class B	57,516	1,690
	Hexagon AB Class B	42,937	1,486
	Boliden AB	76,038	1,455
*	Lundin Petroleum AB	89,572	1,296
	Investment AB Kinnevik	35,957	1,145
	Skanska AB Class B	55,685	1,082
	Swedish Match AB	31,903	1,003
	Alfa Laval AB	50,324	885
*	Swedish Orphan Biovitrum AB	49,152	748
	Getinge AB	29,625	739
*	Hexpol AB	69,950	678
	Meda AB Class A	44,837	659
	Securitas AB Class B	47,880	624
	Trelleborg AB Class B	36,035	607
	Industrivarden AB Class A	28,133	547
	Elekta AB Class B	68,511	529
	Tele2 AB	51,908	518
*	Wallenstam AB	54,182	479
*	SSAB AB Class B	148,104	469
	Industrivarden AB	25,657	464
	Husqvarna AB	67,129	442
*,^	Fingerprint Cards AB Class B	8,994	440
	Fabege AB	27,387	435
	ICA Gruppen AB	11,964	426
*	Betsson AB	24,491	397
*	Fastighets AB Balder	19,679	396
	Hufvudstaden AB Class A	26,208	370
^	NCC AB Class B	11,503	355
	Castellum AB	23,502	351
	BillerudKorsnas AB	19,321	349
*	NetEnt AB	5,910	336
	Nibe Industrier AB Class B	9,183	295
*	Axfood AB	16,212	292
	AAK AB	3,806	274
	Indutrade AB	4,967	237
	Loomis AB Class B	9,026	234
	Modern Times Group MTG AB Class B	7,828	222
	Kungsleden AB	28,955	216
	Nobia AB	17,123	209
	Holmen AB	6,828	206
	JM AB	6,979	197
	Intrum Justitia AB	5,438	194
	Wihlborgs Fastigheter AB	9,949	194
	Avanza Bank Holding AB	4,654	183
	Peab AB	23,839	181
*	Lifco AB Class B	8,067	179
	Com Hem Holding AB	20,589	176
	Axis Communications AB	3,797	152

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Atrium Ljungberg AB	8,932	138
	Hemfosa Fastigheter AB	12,464	135
*	Sweco AB Class B	8,816	129
	Ratos AB	22,034	128
	Hemfosa Fastigheter AB Preference Shares	6,636	128
	AF AB	7,661	113
	Haldex AB	11,512	111
	Saab AB Class B	3,901	110
	L E Lundbergforetagen AB Class B	2,038	104
*,^	SAS AB	49,862	96
2	Thule Group AB	7,686	95
	Rezidor Hotel Group AB	19,442	82
	Klovern AB Preference Shares	2,036	70
	Bure Equity AB	10,810	70
	SkiStar AB	4,733	69
	Mekonomen AB	2,334	55
	Concentric AB	4,656	54
	Melker Schorling AB	893	50
	Lindab International AB	6,351	43
*,^	SSAB AB Class A	11,555	42
	Klovern AB	40,198	42
	Clas Ohlson AB	2,654	40
	Investment AB Oresund	1,836	40
	Nordnet AB	6,516	23
	Sagax AB Preference Shares	5,206	20
			79,531
Switzerland (3.0%)
	Nestle SA	609,392	46,523
	Novartis AG	402,416	36,485
	Roche Holding AG	131,421	35,597
	UBS Group AG	659,930	13,171
	Cie Financiere Richemont SA	110,270	9,432
	ABB Ltd.	414,391	7,805
	Credit Suisse Group AG	299,628	7,461
	Zurich Insurance Group AG	27,390	7,225
	Syngenta AG	17,461	5,866
	Swiss Re AG	57,427	5,328
	Givaudan SA	1,662	2,971
	Swatch Group AG (Bearer)	6,724	2,625
	Actelion Ltd.	17,375	2,410
	Adecco SA	29,015	2,155
	LafargeHolcim Ltd.	36,577	2,057
*	LafargeHolcim Ltd. (XPAR)	34,256	1,927
	Swisscom AG	3,683	1,896
	Geberit AG	5,880	1,895
	Julius Baer Group Ltd.	35,302	1,749
	SGS SA	840	1,598
	Barry Callebaut AG	1,193	1,431
*	Dufry AG	11,199	1,308
	Sika AG	387	1,268
	Swiss Life Holding AG	5,182	1,235
	Galenica AG	827	1,211
	Lonza Group AG	8,218	1,205
	Chocoladefabriken Lindt & Sprungli AG Particpiation Certificates	186	1,134
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	15	1,112
	Sonova Holding AG	8,118	1,107
	Kuehne & Nagel International AG	7,651	1,060
^	Transocean Ltd. (Switzerland Shares)	65,327	1,000
	Partners Group Holding AG	2,739	990
	Schindler Holding AG	6,094	988
	Baloise Holding AG	7,319	877
	Clariant AG	44,084	810
	Swiss Prime Site AG	10,380	793
	Schindler Holding AG (Registered)	4,394	714

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Bucher Industries AG	2,903	660
	Aryzta AG	14,555	656
	BB Biotech AG	2,288	646
	PSP Swiss Property AG	6,548	569
	EMS-Chemie Holding AG	1,172	495
	GAM Holding AG	25,559	467
	Helvetia Holding AG	855	447
	Swatch Group AG (Registered)	6,066	438
	Roche Holding AG (Bearer)	1,586	433
	Temenos Group AG	9,179	429
^	Sulzer AG	4,131	417
	dorma&kaba Holding AG	646	403
	Georg Fischer AG	656	403
	Forbo Holding AG	312	355
	Logitech International SA	23,446	345
	Straumann Holding AG	1,202	340
	ams AG	10,465	335
	Flughafen Zuerich AG	398	301
	OC Oerlikon Corp. AG	31,369	301
*,2	Sunrise Communications Group AG	5,494	300
	Implenia AG	5,949	295
	Leonteq AG	1,507	290
	Cembra Money Bank AG	4,793	286
	U-Blox AG	1,434	277
	Allreal Holding AG	2,075	275
	DKSH Holding AG	4,501	274
	Valiant Holding AG	2,356	272
	Pargesa Holding SA	4,242	269
	Banque Cantonale Vaudoise	434	267
*	APG SGA SA	613	247
	Mobimo Holding AG	1,069	231
	Panalpina Welttransport Holding AG	2,018	230
	Vontobel Holding AG	4,312	212
	Tecan Group AG	1,403	191
	Burckhardt Compression Holding AG	542	189
	Autoneum Holding AG	940	172
	SFS Group AG	2,365	153
	Gategroup Holding AG	4,013	150
	St. Galler Kantonalbank AG	394	142
	EFG International AG	12,367	124
	Belimo Holding AG	57	122
	Emmi AG	270	122
	Rieter Holding AG	709	117
	Daetwyler Holding AG	806	113
	Schweiter Technologies AG	125	100
	Huber & Suhner AG	2,238	97
*,^	Meyer Burger Technology AG	12,887	92
*	Cosmo Pharmaceuticals SA	599	92
	VZ Holding AG	293	91
	Transocean Ltd. (New York Shares)	5,627	89
	Conzzeta AG	136	84
	Kudelski SA	6,259	84
	Kuoni Reisen Holding AG	395	82
*	AFG Arbonia-Forster Holding AG	7,828	76
	Valora Holding AG	370	74
	Ypsomed Holding AG	507	67
	BKW AG	1,670	63
	Ascom Holding AG	3,260	62
	Vetropack Holding AG	40	62
	Basler Kantonalbank	852	58
	Swissquote Group Holding SA	2,287	55
	Alpiq Holding AG	434	46
	Liechtensteinische Landesbank AG	1,240	44
*	Basilea Pharmaceutica Ltd.	412	43

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Schmolz & Bickenbach AG	75,992	42
* Zehnder Group- RG	1,190	41
Siegfried Holding AG	154	31
* Plazza AG	136	27
* Orascom Development Holding AG	1,294	17
		229,798
Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	616,872	13,547
Taiwan Semiconductor Manufacturing Co. Ltd.	1,726,000	7,295
Hon Hai Precision Industry Co. Ltd.	2,499,229	6,627
Chunghwa Telecom Co. Ltd. ADR	123,262	3,777
Advanced Semiconductor Engineering Inc. ADR	366,244	2,102
MediaTek Inc.	270,086	2,097
Formosa Plastics Corp.	887,873	2,056
Fubon Financial Holding Co. Ltd.	1,266,880	2,040
Delta Electronics Inc.	377,641	1,914
Nan Ya Plastics Corp.	958,423	1,900
Cathay Financial Holding Co. Ltd.	1,330,549	1,891
Formosa Chemicals & Fibre Corp.	733,283	1,677
CTBC Financial Holding Co. Ltd.	3,062,625	1,675
Uni-President Enterprises Corp.	910,992	1,536
Largan Precision Co. Ltd.	19,020	1,469
Catcher Technology Co. Ltd.	139,310	1,358
Asustek Computer Inc.	135,169	1,207
China Steel Corp.	1,939,390	1,171
Mega Financial Holding Co. Ltd.	1,591,557	1,154
E.Sun Financial Holding Co. Ltd.	1,568,351	941
Taiwan Mobile Co. Ltd.	268,800	846
Hotai Motor Co. Ltd.	70,000	815
Pegatron Corp.	312,954	761
^ AU Optronics Corp. ADR	261,418	756
Quanta Computer Inc.	435,450	742
Formosa Petrochemical Corp.	297,140	720
President Chain Store Corp.	100,342	665
Chang Hwa Commercial Bank Ltd.	1,269,777	658
China Development Financial Holding Corp.	2,364,580	634
First Financial Holding Co. Ltd.	1,286,866	623
Pou Chen Corp.	426,524	600
Yuanta Financial Holding Co. Ltd.	1,500,848	588
Far EasTone Telecommunications Co. Ltd.	262,000	568
Sonix Technology Co. Ltd.	498,000	567
Far Eastern New Century Corp.	619,279	562
Taiwan Cement Corp.	497,210	551
Hua Nan Financial Holdings Co. Ltd.	1,129,597	543
Cheng Shin Rubber Industry Co. Ltd.	291,379	527
Taiwan Cooperative Financial Holding Co. Ltd.	1,178,933	527
Innolux Corp.	1,550,885	519
United Microelectronics Corp.	1,373,180	500
SinoPac Financial Holdings Co. Ltd.	1,516,220	499
Eclat Textile Co. Ltd.	32,193	473
Taishin Financial Holding Co. Ltd.	1,205,707	471
Highwealth Construction Corp.	319,540	470
China Life Insurance Co. Ltd.	556,118	457
Foxconn Technology Co. Ltd.	174,202	454
Compal Electronics Inc.	660,323	410
Advantech Co. Ltd.	56,518	404
Hermes Microvision Inc.	9,493	362
* Taiwan Business Bank	1,402,382	360
Asia Cement Corp.	347,264	359
Giant Manufacturing Co. Ltd.	46,881	353
Lite-On Technology Corp.	323,719	336
Inventec Corp.	560,554	321
Siliconware Precision Industries Co. Ltd.	237,655	314
Chailease Holding Co. Ltd.	164,892	314

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Inotera Memories Inc.	409,000	313
Novatek Microelectronics Corp.	91,025	308
HTC Corp.	127,491	306
Compeq Manufacturing Co. Ltd.	441,000	289
Feng TAY Enterprise Co. Ltd.	50,210	285
Powertech Technology Inc.	126,000	277
Merida Industry Co. Ltd.	44,400	259
Radiant Opto-Electronics Corp.	83,314	256
Makalot Industrial Co. Ltd.	33,540	254
Siliconware Precision Industries Co. Ltd. ADR	37,120	248
Cub Elecparts Inc.	19,547	245
Sinbon Electronics Co. Ltd.	136,000	241
Shin Kong Financial Holding Co. Ltd.	978,612	234
CTCI Corp.	179,000	233
Chicony Electronics Co. Ltd.	97,389	231
WPG Holdings Ltd.	218,000	227
Teco Electric and Machinery Co. Ltd.	258,000	225
* Acer Inc.	524,551	222
Ruentex Industries Ltd.	118,268	217
Wistron Corp.	421,167	211
Phison Electronics Corp.	29,000	209
United Microelectronics Corp. ADR	108,200	200
Ruentex Development Co. Ltd.	163,156	198
Tung Thih Electronic Co. Ltd.	24,000	196
Clevo Co.	182,628	196
Vanguard International Semiconductor Corp.	148,000	190
Realtek Semiconductor Corp.	89,420	186
* Ennoconn Corp.	17,000	181
Advanced Semiconductor Engineering Inc.	155,000	180
Hiwin Technologies Corp.	31,963	177
* Eva Airways Corp.	301,595	176
Syncmold Enterprise Corp.	111,000	173
Zhen Ding Technology Holding Ltd.	59,700	169
Synnex Technology International Corp.	160,189	168
Formosa Taffeta Co. Ltd.	168,000	166
* Yeong Guan Energy Technology Group Co. Ltd.	26,000	166
Epistar Corp.	180,044	161
King Yuan Electronics Co. Ltd.	246,000	156
Aerospace Industrial Development Corp.	121,000	153
AU Optronics Corp.	520,000	152
Hota Industrial Manufacturing Co. Ltd.	46,000	151
* Swancor Ind Co. Ltd.	22,000	151
Elite Material Co. Ltd.	74,000	151
Depo Auto Parts Ind Co. Ltd.	45,000	150
St. Shine Optical Co. Ltd.	10,000	150
Chipbond Technology Corp.	102,000	144
PChome Online Inc.	12,915	144
Wistron NeWeb Corp.	53,060	139
* Bizlink Holding Inc.	31,000	139
Chunghwa Telecom Co. Ltd.	45,000	138
Poya International Co. Ltd.	12,116	137
Taiwan Secom Co. Ltd.	45,675	137
Taiwan Fertilizer Co. Ltd.	106,000	135
* China Airlines Ltd.	377,000	135
Kenda Rubber Industrial Co. Ltd.	83,875	135
Yageo Corp.	85,385	134
* Winbond Electronics Corp.	557,000	134
Simplo Technology Co. Ltd.	37,400	132
King Slide Works Co. Ltd.	10,000	131
Parade Technologies Ltd.	17,000	130
Gigabyte Technology Co. Ltd.	124,000	129
Xxentria Technology Materials Corp.	44,000	128
* Nan Kang Rubber Tire Co. Ltd.	144,493	127
Kinsus Interconnect Technology Corp.	62,000	127

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Dynapack International Technology Corp.	77,000	126
Chroma ATE Inc.	70,000	125
King's Town Bank Co. Ltd.	157,000	125
TPK Holding Co. Ltd.	49,958	123
Coretronic Corp.	134,250	123
Huaku Development Co. Ltd.	65,000	123
FLEXium Interconnect Inc.	43,531	120
Far Eastern Department Stores Ltd.	190,115	114
Airtac International Group	22,050	114
Tripod Technology Corp.	73,000	112
Advanced Ceramic X Corp.	18,000	111
* Ta Chong Bank Ltd.	262,744	111
Greatek Electronics Inc.	112,000	110
Standard Foods Corp.	45,501	109
Advanced Wireless Semiconductor Co.	46,000	109
TSRC Corp.	155,925	107
Win Semiconductors Corp.	78,419	106
* Asia Pacific Telecom Co. Ltd.	331,152	106
Transcend Information Inc.	38,000	105
Tainan Spinning Co. Ltd.	220,543	104
Taichung Commercial Bank Co. Ltd.	339,385	103
Eternal Materials Co. Ltd.	109,180	103
eMemory Technology Inc.	10,000	102
Visual Photonics Epitaxy Co. Ltd.	87,000	102
Kuoyang Construction Co. Ltd.	293,000	102
Chimei Materials Technology Corp.	143,000	100
YFY Inc.	287,000	99
Sporton International Inc.	16,309	98
Yulon Motor Co. Ltd.	91,000	96
* Walsin Lihwa Corp.	395,000	95
Yungtay Engineering Co. Ltd.	59,000	95
Topco Scientific Co. Ltd.	60,003	95
Far Eastern International Bank	301,529	94
Wan Hai Lines Ltd.	141,000	93
* China Petrochemical Development Corp.	361,350	92
* Wei Chuan Foods Corp.	152,000	91
Holtek Semiconductor Inc.	60,000	90
* Pihsiang Machinery Manufacturing Co. Ltd.	38,000	90
Nan Ya Printed Circuit Board Corp.	89,000	90
Test Research Inc.	51,000	89
Solar Applied Materials Technology Co.	140,000	89
President Securities Corp.	198,000	88
Evergreen Marine Corp. Taiwan Ltd.	195,940	87
Firich Enterprises Co. Ltd.	27,168	84
Sino-American Silicon Products Inc.	67,000	82
Grape King Bio Ltd.	15,000	82
Getac Technology Corp.	120,000	81
Taiwan Paiho Ltd.	34,000	81
Elite Advanced Laser Corp.	19,200	81
Cathay Real Estate Development Co. Ltd.	186,000	80
Voltronic Power Technology Corp.	6,300	80
Taiwan Sogo Shin Kong SEC	65,650	79
Chin-Poon Industrial Co. Ltd.	59,000	79
* Ta Ya Electric Wire & Cable	528,000	78
Micro-Star International Co. Ltd.	77,000	78
Bank of Kaohsiung Co. Ltd.	279,549	76
Great China Metal Industry	86,000	76
Sitronix Technology Corp.	27,000	75
Lung Yen Life Service Corp.	38,000	75
Nanya Technology Corp.	60,000	73
Unitech Printed Circuit Board Corp.	206,000	73
Richtek Technology Corp.	12,486	73
Feng Hsin Steel Co. Ltd.	63,000	73
Asia Vital Components Co. Ltd.	90,000	72

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Grand Pacific Petrochemical	146,000	71
Silergy Corp.	7,000	71
Everlight Electronics Co. Ltd.	46,000	70
* CMC Magnetics Corp.	575,021	69
TTY Biopharm Co. Ltd.	24,541	69
Systex Corp.	36,000	69
Capital Securities Corp.	232,000	69
Chlitina Holding Ltd.	8,400	68
China Steel Chemical Corp.	18,000	68
Sunplus Technology Co. Ltd.	171,000	67
* Macronix International	461,432	67
^ Senao International Co. Ltd.	49,000	67
Primax Electronics Ltd.	51,000	67
WUS Printed Circuit Co. Ltd.	82,000	66
Unimicron Technology Corp.	151,000	66
Cheng Loong Corp.	185,000	65
TXC Corp.	55,000	64
China Synthetic Rubber Corp.	86,110	63
* Orient Semiconductor Electronics Ltd.	176,000	63
Kinik Co.	36,000	63
Jih Sun Financial Holdings Co. Ltd.	274,450	62
Neo Solar Power Corp.	91,000	62
Adlink Technology Inc.	22,892	61
Shin Zu Shing Co. Ltd.	19,000	61
Pixart Imaging Inc.	27,000	60
Jess-Link Products Co. Ltd.	57,000	60
Tung Ho Steel Enterprise Corp.	110,000	60
* LCY Chemical Corp.	67,000	59
Everlight Chemical Industrial Corp.	92,610	59
WT Microelectronics Co. Ltd.	52,904	59
* Taiwan Glass Industry Corp.	150,354	59
Shinkong Synthetic Fibers Corp.	217,000	59
Namchow Chemical Industrial Co. Ltd.	27,000	58
Oriental Union Chemical Corp.	78,000	58
Sigurd Microelectronics Corp.	87,000	58
* D-Link Corp.	184,212	58
Taiwan Hon Chuan Enterprise Co. Ltd.	35,772	57
U-Ming Marine Transport Corp.	48,000	56
Cheng Uei Precision Industry Co. Ltd.	38,000	55
China Motor Corp.	78,000	55
Tong Yang Industry Co. Ltd.	49,000	54
Sercomm Corp.	23,000	53
* Sanyang Motor Co. Ltd.	80,000	53
Ginko International Co. Ltd.	5,000	53
Casetek Holdings Ltd.	12,000	52
Mitac Holdings Corp.	67,000	52
XPEC Entertainment Inc.	19,124	52
Etron Technology Inc.	127,000	52
China Bills Finance Corp.	150,000	52
Qisda Corp.	152,000	51
Merry Electronics Co. Ltd.	26,850	51
Taiwan PCB Techvest Co. Ltd.	46,000	51
Altek Corp.	61,600	51
Elan Microelectronics Corp.	46,000	51
Lien Hwa Industrial Corp.	82,160	51
Elitegroup Computer Systems Co. Ltd.	73,000	50
Nan Liu Enterprise Co. Ltd.	9,000	50
Wowprime Corp.	8,665	50
* Microbio Co. Ltd.	61,000	50
Cleanaway Co. Ltd.	10,000	49
Posiflex Technology Inc.	9,315	49
Evergreen International Storage & Transport Corp.	118,000	49
Ardentec Corp.	64,261	49
Taiflex Scientific Co. Ltd.	40,000	48

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
USI Corp.	114,000	47
* Yang Ming Marine Transport Corp.	156,000	47
Chung Hwa Pulp Corp.	152,421	47
* Motech Industries Inc.	36,000	47
San Shing Fastech Corp.	22,770	46
Gigasolar Materials Corp.	2,400	46
Lotes Co. Ltd.	14,000	46
* China Man-Made Fiber Corp.	159,000	46
* Center Laboratories Inc.	20,900	46
Great Wall Enterprise Co. Ltd.	74,100	45
* Kinpo Electronics	138,000	45
Huang Hsiang Construction Corp.	55,000	45
MIN AIK Technology Co. Ltd.	23,000	44
Flytech Technology Co. Ltd.	13,853	44
Prince Housing & Development Corp.	139,050	43
OptoTech Corp.	134,000	43
YungShin Global Holding Corp.	29,400	43
Hey Song Corp.	43,500	43
Gourmet Master Co. Ltd.	7,000	42
TA Chen Stainless Pipe	87,442	42
Toung Loong Textile Manufacturing	14,000	42
Goldsun Building Materials Co. Ltd.	144,000	42
Ton Yi Industrial Corp.	86,000	42
Faraday Technology Corp.	25,800	42
Lextar Electronics Corp.	74,000	41
Formosa International Hotels Corp.	5,962	41
Taiwan Cogeneration Corp.	58,000	41
* Taiwan Styrene Monomer	93,450	40
CHC Healthcare Group	23,000	40
* Medigen Biotechnology Corp.	14,000	40
Kuo Toong International Co. Ltd.	35,851	40
Walsin Technology Corp.	71,325	39
Johnson Health Tech Co. Ltd.	21,105	39
PharmaEngine Inc.	6,000	38
* E Ink Holdings Inc.	79,000	38
* TWi Pharmaceuticals Inc.	7,000	38
TYC Brother Industrial Co. Ltd.	53,000	38
* Asia Optical Co. Inc.	40,000	38
Farglory Land Development Co. Ltd.	33,000	38
Zeng Hsing Industrial Co. Ltd.	9,000	38
UPC Technology Corp.	123,000	37
Brogent Technologies Inc.	4,389	37
Career Technology MFG. Co. Ltd.	46,000	37
AmTRAN Technology Co. Ltd.	74,000	37
* Tatung Co. Ltd.	200,000	36
* Gintech Energy Corp.	49,555	36
Taiwan Semiconductor Co. Ltd.	41,000	36
Mercuries Life Insurance Co. Ltd.	58,300	36
Tong Hsing Electronic Industries Ltd.	14,000	35
ScinoPharm Taiwan Ltd.	27,040	35
Unizyx Holding Corp.	91,000	35
Sampo Corp.	86,000	35
Federal Corp.	75,110	34
Radium Life Tech Co. Ltd.	87,393	34
Mercuries & Associates Holding Ltd.	51,000	33
Formosan Rubber Group Inc.	59,000	33
Aten International Co. Ltd.	15,000	33
Green Seal Holding Ltd.	8,800	33
* E-Ton Solar Tech Co. Ltd.	90,000	33
Chong Hong Construction Co. Ltd.	23,152	33
Basso Industry Corp.	16,200	32
International Games System Co. Ltd.	12,000	32
* Taigen Biopharmaceuticals Holdings Ltd.	38,000	32
Taiwan Fire & Marine Insurance Co. Ltd.	47,000	32

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Weltrend Semiconductor	52,000	32
* Shining Building Business Co. Ltd.	88,660	32
Soft-World International Corp.	16,000	31
FocalTech Systems Co. Ltd.	38,400	31
Taiwan Mask Corp.	129,000	31
Topkey Corp.	8,000	31
* HannStar Display Corp.	235,265	31
IEI Integration Corp.	24,380	31
AcBel Polytech Inc.	43,000	30
* Continental Holdings Corp.	91,000	30
Universal Cement Corp.	41,454	29
Darwin Precisions Corp.	73,000	29
Microlife Corp.	11,000	28
Long Bon International Co. Ltd.	44,000	28
Ichia Technologies Inc.	49,000	28
Hung Sheng Construction Ltd.	57,000	27
A-DATA Technology Co. Ltd.	26,190	27
Taiyen Biotech Co. Ltd.	36,000	27
* Ritek Corp.	296,000	27
Lite-On Semiconductor Corp.	38,000	27
Unity Opto Technology Co. Ltd.	38,000	27
ACES Electronic Co. Ltd.	33,000	26
* Gigastorage Corp.	34,000	26
Masterlink Securities Corp.	91,800	26
Taiwan Sanyo Electric Co. Ltd.	32,000	26
Taiwan FamilyMart Co. Ltd.	4,000	26
Taiwan TEA Corp.	59,000	26
Taiwan Acceptance Corp.	11,000	26
* Ho Tung Chemical Corp.	111,300	26
Taiwan Land Development Corp.	77,000	25
Kindom Construction Corp.	45,000	25
* Lotus Pharmaceutical Co. Ltd.	11,000	25
Taiwan Surface Mounting Technology Corp.	26,250	24
Elite Semiconductor Memory Technology Inc.	27,000	24
Ambassador Hotel	28,000	24
GeoVision Inc.	9,680	24
Wah Lee Industrial Corp.	17,000	24
BES Engineering Corp.	99,000	23
Test Rite International Co. Ltd.	37,000	23
CyberTAN Technology Inc.	44,000	23
ITEQ Corp.	33,000	23
Jentech Precision Industrial Co. Ltd.	16,000	22
Advanced International Multitech Co. Ltd.	35,000	22
KEE TAI Properties Co. Ltd.	41,000	22
China Metal Products	24,000	21
* Taiwan Liposome Co. Ltd.	5,000	21
Vivotek Inc.	8,564	21
* Li Peng Enterprise Co. Ltd.	75,600	21
Tong-Tai Machine & Tool Co. Ltd.	28,560	21
Hung Poo Real Estate Development Corp.	31,000	21
Rich Development Co. Ltd.	63,000	20
* AGV Products Corp.	96,000	20
Chung-Hsin Electric & Machinery Manufacturing Corp.	37,000	20
* Concord Securities Co. Ltd.	96,000	19
Sinyi Realty Inc.	21,630	19
* Genius Electronic Optical Co. Ltd.	8,714	18
Rechi Precision Co. Ltd.	25,000	18
* G Tech Optoelectronics Corp.	38,000	17
Yulon Nissan Motor Co. Ltd.	2,000	17
Global Mixed Mode Technology Inc.	9,000	17
* Mosel Vitelic Inc.	209,554	15
* Gold Circuit Electronics Ltd.	41,000	14
* HUA ENG Wire & Cable	61,757	14
AV Tech Corp.	5,341	4

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
ENG Electric Co. Ltd.	3,180	2
Waterland Financial Holdings Co. Ltd.	1	—
* Taichung Commercial Bank Co Ltd Rights Exp. 11/23/2015	12,584	—
		102,896
Thailand (0.3%)
* Airports of Thailand PCL	220,806	1,846
Kasikornbank PCL (Foreign)	278,675	1,348
Advanced Info Service PCL (Foreign)	193,400	1,266
^ CP ALL PCL (Foreign)	590,000	827
Siam Commercial Bank PCL (Foreign)	170,900	639
PTT PCL (Foreign)	76,600	590
Siam Cement PCL (Foreign)	46,000	586
* PTT PCL	71,700	552
* OBI Pharma Inc.	29,000	357
Bangkok Bank PCL (Foreign)	73,698	346
* Bangkok Expressway PCL	309,600	313
* Big C Supercenter PCL	53,700	302
* Siam Commercial Bank PCL (Local)	77,800	291
PTT Exploration & Production PCL (Foreign)	140,881	287
^ Intouch Holdings NVDR	135,496	285
* True Corp. PCL	958,000	271
Central Pattana PCL	208,800	270
PTT Global Chemical PCL (Foreign)	171,515	268
TMB Bank PCL	3,532,900	263
* Bumrungrad Hospital PCL	42,500	257
* Digital Telecommunications Infrastructure Fund	688,200	244
Krung Thai Bank PCL (Foreign)	482,175	231
* Intouch Holdings PCL	103,200	217
* Indorama Ventures PCL (Local)	332,500	215
* Thai Union Frozen Products PCL (Foreign)	404,880	201
* Bangkok Dusit Medical Services PCL (Local)	343,500	183
* Thaicom PCL	198,000	174
* Central Plaza Hotel PCL	162,200	173
Thai Oil PCL (Foreign)	112,700	171
* CP ALL PCL (Local)	121,500	170
IRPC PCL (Foreign)	1,491,200	170
* Tipco Asphalt PCL	140,500	167
Pruksa Real Estate PCL	210,700	166
BTS Group Holdings PCL ADR	604,800	164
* Jasmine Broadband Internet Infrastructure Fund	559,400	163
Electricity Generating PCL (Foreign)	37,200	162
* Siam City Cement PCL (Local)	16,800	159
Total Access Communication PCL (Foreign)	80,000	152
* Charoen Pokphand Foods PCL	255,900	149
* PTT Exploration and Production PCL (Local)	72,800	149
* Minor International PCL	172,260	147
* PTT Global Chemical PCL (Local)	92,500	144
^ Thoresen Thai Agencies PCL (Foreign)	480,252	139
* Krungthai Card PCL	49,400	138
Delta Electronics Thai PCL (Foreign)	56,600	134
^ Home Product Center PCL	677,598	133
* Delta Electronics Thailand PCL	51,800	123
* Land & Houses PCL	508,200	122
* Cal-Comp Electronics Thailand PCL	1,344,630	120
BEC World PCL (Foreign)	130,800	116
* Jasmine International PCL	696,100	111
Charoen Pokphand Foods PCL (Foreign)	188,200	109
* BTS Rail Mass Transit Growth Infrastructure Fund	361,700	103
Bumrungrad Hospital PCL (Foreign)	16,900	102
* PTG Energy PCL	242,700	102
* Inter Far East Energy Corp.	351,100	101
Bangkok Dusit Medical Services PCL (Foreign)	176,000	94
* Srisawad Power 1979 PCL	75,480	93
* BTS Group Holdings PCL	332,800	90

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Glow Energy PCL	37,300	90
* Superblock PCL	2,021,200	84
* KCE Electronics PCL	48,000	83
* Banpu PCL (Local)	131,700	80
* Dynasty Ceramic PCL	696,900	79
Minor International PCL (Foreign)	92,010	79
Glow Energy PCL (Foreign)	32,700	79
* Samart Corp. PCL	128,900	74
* Bangkok Life Assurance PCL	50,940	74
Kiatnakin Bank PCL	74,800	70
* Sino-Thai Engineering & Construction PCL	99,100	70
* VGI Global Media PCL	652,900	68
* Robinson Department Store PCL	59,400	66
* True Corp. PCL (Foreign)	232,127	66
* Italian-Thai Development PCL	284,200	66
* Esso Thailand PCL	408,900	64
* Muangthai Leasing PCL	124,100	63
* Hana Microelectronics PCL	64,600	62
* Bangkok Airways Co. Ltd.	99,400	56
* Chularat Hospital PCL	837,980	56
* CH Karnchang PCL	70,300	56
* Siam Global House PCL	184,914	54
* Bangkok Land PCL	1,219,100	54
* Ratchaburi Electricity Generating Holding PCL (Local)	35,300	53
* Berli Jucker PCL	49,600	52
LPN Development PCL	102,800	52
* Total Access Communication PCL (Local)	25,400	48
* Thanachart Capital PCL	50,100	47
Hana Microelectronics PCL (Foreign)	46,600	45
* TICON Industrial Connection PCL	132,600	45
* SPCG PCL	65,000	44
Bangkok Expressway PCL (Foreign)	43,100	44
* TPI Polene PCL	605,600	43
* Tisco Financial Group PCL	40,100	42
* TTW PCL	136,600	41
* Bangkok Metro PCL	809,300	41
* Gunkul Engineering PCL	60,125	41
WHA Corp. PCL	420,000	38
* CK Power PCL	529,000	37
Siam City Cement PCL (Foreign)	3,800	36
* Quality Houses PCL	470,983	34
* Thai Airways International PCL (Foreign)	104,374	30
* Major Cineplex Group PCL	33,800	29
* Bangkok Chain Hospital PCL	154,400	29
* Univentures PCL	143,400	28
* Thai Vegetable Oil PCL	36,900	27
* U City PCL	23,593,120	27
* Sri Trang Agro-Industry PCL	78,200	25
* Bangchak Petroleum PCL	24,500	25
* Precious Shipping PCL	125,400	24
* Sansiri PCL (Local)	463,100	22
* Thai Reinsurance PCL	243,500	20
* Supalai PCL	30,600	16
* IRPC PCL	129,200	15
* MBK PCL	37,208	15
WHA Corp. PCL	153,190	14
* Jasmine International PCL Warrants Exp. 06/25/2020	341,225	13
* CK Power PCL	179,860	13
* Precious Shipping PCL (Foreign)	62,700	12
* Thoresen Thai Agencies PCL (Local)	13,200	4
* CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	2
* Indorama Ventures PCL Warrants Exp. 08/24/2017	33,250	2
* WHA Corp. PCL Warrants Exp. 12/31/2019	5,106	2
* Indorama Ventures Warrants Exp. 08/24/2018	25,576	1

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* WHA Corp. PCL Warrants	57,319	1
* Minor International Warrants Exp. 11/03/2017	7,830	1
* Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	—
* Samart Corp. PCL Warrants Exp. 02/11/2018	39,440	—
* VGI Global Media PCL Warrants	35,725	—
* Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	53,346	—
* Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	2,960	—
* Precious Shipping PCL Warrants	6,270	—
		19,738
Turkey (0.1%)
Turkiye Halk Bankasi AS	301,762	1,133
Turkiye Garanti Bankasi AS	332,765	864
Akbank TAS	328,998	845
BIM Birlesik Magazalar AS	38,588	785
Turkcell Iletisim Hizmetleri AS	128,627	512
* Tupras Turkiye Petrol Rafinerileri AS	18,444	487
Ford Otomotiv Sanayi AS	40,789	480
Is Gayrimenkul Yatirim Ortakligi AS	878,235	452
KOC Holding AS	93,117	421
Haci Omer Sabanci Holding AS (Bearer)	120,258	381
Turkiye Is Bankasi	196,810	336
Eregli Demir ve Celik Fabrikalari TAS	198,474	282
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	270,833	263
Anadolu Efes Biracilik Ve Malt Sanayii AS	30,311	239
* Vestel Elektronik Sanayi ve Ticaret AS	138,800	235
Turkiye Vakiflar Bankasi TAO	152,943	218
* Turk Hava Yollari AO	64,679	191
Turk Telekomunikasyon AS	83,613	180
Ulker Biskuvi Sanayi AS	23,237	157
Tofas Turk Otomobil Fabrikasi AS	22,955	152
TAV Havalimanlari Holding AS	18,890	148
Coca-Cola Icecek AS	10,490	133
Yapi ve Kredi Bankasi AS	96,920	118
Enka Insaat ve Sanayi AS	63,314	112
* Aksa Enerji Uretim AS Class B	123,798	111
* Sekerbank TAS	205,730	109
Arcelik AS	19,148	104
Aksigorta AS	132,563	84
Turkiye Sise ve Cam Fabrikalari AS	62,204	71
* Petkim Petrokimya Holding AS	45,663	67
* Asya Katilim Bankasi AS	219,779	60
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	57
Turkiye Sinai Kalkinma Bankasi AS	95,845	51
Aygaz AS	12,065	45
Koza Altin Isletmeleri AS	8,052	45
Cimsa Cimento Sanayi VE Ticaret AS	8,065	44
Aksa Akrilik Kimya Sanayii AS	11,842	43
* Zorlu Enerji Elektrik Uretim AS	82,067	43
Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	40
Turk Traktor ve Ziraat Makineleri AS	1,534	37
* Dogan Sirketler Grubu Holding AS	168,390	36
Aselsan Elektronik Sanayi Ve Ticaret AS	6,963	33
* Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	31
Yazicilar Holding AS Class A	5,506	31
* Pegasus Hava Tasimaciligi AS	4,428	28
Dogus Otomotiv Servis ve Ticaret AS	7,386	27
* Vakif Gayrimenkul Yatirim Ortakligi AS	19,147	16
Albaraka Turk Katilim Bankasi AS	32,421	15
Trakya Cam Sanayii AS	20,697	14
		10,366
United Arab Emirates (0.1%)
Emaar Properties PJSC	592,773	1,031
DP World Ltd.	34,062	688
Abu Dhabi Commercial Bank PJSC	318,122	650

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
First Gulf Bank PJSC	191,529	644
* Emaar Malls Group PJSC	391,593	334
Aldar Properties PJSC	529,166	328
Union National Bank PJSC	199,193	304
Dubai Islamic Bank PJSC	165,859	292
DAMAC Properties Dubai Co. PJSC	305,690	247
* Deyaar Development PJSC	1,260,884	203
* Arabtec Holding PJSC	386,155	171
Dubai Financial Market PJSC	426,230	166
* Dubai Parks & Resorts PJSC	419,822	143
Al Waha Capital PJSC	234,724	139
Dubai Investments PJSC	171,276	105
Agthia Group PJSC	50,166	104
Air Arabia PJSC	256,371	94
Aramex PJSC	106,323	89
* Amanat Holdings PJSC	389,761	82
* Drake & Scull International PJSC	459,669	72
* Dana Gas PJSC	547,053	70
National Central Cooling Co. PJSC	134,628	41
Union Properties PJSC	133,484	31
* Eshraq Properties Co. PJSC	184,450	31
RAK Properties PJSC	168,932	27
		6,086
United Kingdom (7.1%)
HSBC Holdings plc	3,671,361	28,676
British American Tobacco plc	347,796	20,644
BP plc	3,335,842	19,801
GlaxoSmithKline plc	904,905	19,490
Royal Dutch Shell plc Class A	738,727	19,184
Vodafone Group plc	4,896,352	16,142
AstraZeneca plc	242,137	15,456
Diageo plc	458,613	13,253
SABMiller plc	206,022	12,673
Lloyds Banking Group plc	10,799,370	12,254
Royal Dutch Shell plc Class B	456,428	11,922
Reckitt Benckiser Group plc	120,210	11,729
BT Group plc	1,604,557	11,471
Barclays plc	3,120,137	11,105
Prudential plc	455,994	10,643
Unilever plc	233,684	10,378
National Grid plc	713,123	10,150
BG Group plc	630,738	9,935
Imperial Tobacco Group plc	179,172	9,652
Rio Tinto plc	236,295	8,570
Shire plc	106,539	8,068
BHP Billiton plc	408,727	6,537
Compass Group plc	365,760	6,301
Aviva plc	729,828	5,458
RELX plc	304,732	5,447
Land Securities Group plc	237,090	4,887
WPP plc	216,308	4,848
CRH plc	175,461	4,802
Next plc	37,605	4,628
Legal & General Group plc	1,135,136	4,565
Standard Chartered plc	407,779	4,526
SSE plc	182,942	4,267
ARM Holdings plc	266,150	4,207
* Tesco plc	1,486,008	4,187
Rolls-Royce Holdings plc	380,260	4,023
Glencore plc	2,303,506	3,967
BAE Systems plc	514,180	3,482
Centrica plc	977,290	3,402
Sky plc	186,807	3,150
Associated British Foods plc	58,700	3,122

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
InterContinental Hotels Group plc	76,663	3,069
* Royal Bank of Scotland Group plc	598,227	2,924
Wolseley plc	49,121	2,883
Experian plc	167,729	2,860
Old Mutual plc	842,039	2,750
British Land Co. plc	185,703	2,488
Smith & Nephew plc	144,118	2,460
Burberry Group plc	118,078	2,414
ITV plc	619,509	2,404
Anglo American plc London Shares	268,980	2,254
Whitbread plc	28,465	2,175
London Stock Exchange Group plc	54,137	2,118
Capita plc	107,449	2,109
Kingfisher plc	386,552	2,101
DCC plc	25,910	2,076
Marks & Spencer Group plc	262,160	2,070
Standard Life plc	315,455	2,040
Pearson plc	149,398	1,978
United Utilities Group plc	122,353	1,861
IMI plc	122,904	1,802
Aberdeen Asset Management plc	317,384	1,693
Kier Group plc	79,593	1,687
Carnival plc	30,085	1,673
Taylor Wimpey plc	548,998	1,672
Spirax-Sarco Engineering plc	35,196	1,648
Investec plc	196,515	1,639
Persimmon plc	53,062	1,627
Barratt Developments plc	164,761	1,552
Randgold Resources Ltd.	23,114	1,550
Bunzl plc	51,212	1,465
* International Consolidated Airlines Group SA (London Shares)	161,476	1,446
Sage Group plc	172,399	1,445
Johnson Matthey plc	36,055	1,434
Severn Trent plc	40,761	1,408
Mondi plc	60,269	1,393
Ashtead Group plc	89,027	1,370
GKN plc	291,188	1,286
Provident Financial plc	23,264	1,243
Intertek Group plc	29,577	1,195
Direct Line Insurance Group plc	195,252	1,186
St. James's Place plc	78,753	1,168
3i Group plc	150,264	1,159
Royal Mail plc	167,950	1,151
Travis Perkins plc	38,060	1,122
Hammerson plc	114,071	1,118
Dixons Carphone plc	156,741	1,113
RSA Insurance Group plc	169,759	1,100
G4S plc	287,322	1,073
Berkeley Group Holdings plc	20,930	1,068
Inmarsat plc	69,944	1,060
Cineworld Group plc	123,103	1,047
TUI AG	55,980	1,041
Man Group plc	376,514	966
Smiths Group plc	64,939	962
Croda International plc	21,355	952
J Sainsbury plc	230,892	946
Rexam plc	112,463	935
easyJet plc	34,530	930
DS Smith plc	153,250	913
Wm Morrison Supermarkets plc	351,262	910
Rightmove plc	15,386	908
Informa plc	103,798	907
Amlin plc	85,110	864
Inchcape plc	70,240	863

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Weir Group plc	52,321	859
	Pennon Group plc	68,456	854
	Babcock International Group plc	57,064	847
	Derwent London plc	13,949	833
	Howden Joinery Group plc	112,047	800
	Fresnillo plc	70,068	787
	Schroders plc	16,998	780
	Booker Group plc	270,474	775
	Hargreaves Lansdown plc	34,810	774
*,2	Auto Trader Group plc	129,363	773
	Coca-Cola HBC AG	32,461	773
	Hikma Pharmaceuticals plc	22,656	755
	Cobham plc	175,720	750
	Segro plc	108,378	750
	Amec Foster Wheeler plc	68,263	746
	Bellway plc	18,535	740
	Capital & Counties Properties plc	107,572	736
	Admiral Group plc	29,631	735
	Intu Properties plc	136,768	728
	Henderson Group plc	161,691	714
	Tate & Lyle plc	77,542	713
	Betfair Group plc	14,163	704
	William Hill plc	143,284	699
2	Merlin Entertainments plc	109,199	697
	Meggitt plc	127,345	693
	Great Portland Estates plc	49,085	672
	Halma plc	56,652	666
	Melrose Industries plc	160,775	659
	Rentokil Initial plc	274,538	653
	IG Group Holdings plc	55,784	649
	Petrofac Ltd.	49,769	644
	Telecity Group plc	34,460	623
	Hiscox Ltd.	40,710	606
	Aggreko plc	40,436	569
	Greene King plc	45,731	566
	Shaftesbury plc	38,961	564
	Micro Focus International plc	28,863	558
	Essentra plc	42,102	546
*	BTG plc	63,864	543
	John Wood Group plc	58,753	539
	ICAP plc	78,700	533
	Polymetal International plc	59,761	529
	Regus plc	101,048	520
	UBM plc	65,407	515
	Close Brothers Group plc	22,675	511
	Hays plc	225,336	489
	Spectris plc	19,040	488
*	Cairn Energy plc	211,676	488
	Daily Mail & General Trust plc	41,878	483
*	Thomas Cook Group plc	254,965	482
	Bovis Homes Group plc	30,538	482
*	Just Eat plc	73,204	480
	Ultra Electronics Holdings plc	18,435	478
*	Tullow Oil plc	151,185	471
	Cable & Wireless Communications plc	415,462	470
	Jupiter Fund Management plc	67,553	468
	Synergy Health plc	11,865	462
	Playtech plc	34,853	459
	Antofagasta plc	55,311	447
*	Intermediate Capital Group plc	50,472	440
*	Sports Direct International plc	40,810	438
	BBA Aviation plc	146,361	430
*	Balfour Beatty plc	111,101	426
	WH Smith plc	16,168	424

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Berendsen plc	26,595	420
Britvic plc	38,975	419
Rotork plc	140,437	405
Restaurant Group plc	36,332	401
AA plc	94,149	401
Moneysupermarket.com Group plc	77,342	398
* Ocado Group plc	66,222	384
Marston's plc	151,725	378
Stagecoach Group plc	70,728	377
RPC Group plc	37,022	371
Phoenix Group Holdings	27,818	366
Interserve plc	42,639	365
Alent plc	46,867	360
Beazley plc	64,005	358
Indivior plc	113,068	358
Victrex plc	12,373	352
Michael Page International plc	45,775	348
Domino's Pizza Group plc	20,321	341
Saga plc	106,223	339
Dunelm Group plc	22,807	333
Elementis plc	91,803	331
Grainger plc	86,141	330
Grafton Group plc	31,460	326
SIG plc	158,243	325
AVEVA Group plc	10,244	324
^ TalkTalk Telecom Group plc	82,885	323
Galliford Try plc	13,953	321
UNITE Group plc	30,678	314
National Express Group plc	67,826	313
Crest Nicholson Holdings plc	37,103	311
Polyus Gold International Ltd.	103,484	303
SSP Group plc	64,890	301
WS Atkins plc	14,128	299
Greggs plc	16,250	297
* Firstgroup plc	198,745	296
Greencore Group plc	63,117	294
Pace plc	50,753	292
Workspace Group plc	19,761	291
Ladbrokes plc	176,641	287
Drax Group plc	70,613	283
Big Yellow Group plc	24,501	283
Dignity plc	7,476	280
Kennedy Wilson Europe Real Estate plc	15,166	279
Savills plc	19,727	278
Mitie Group plc	56,078	277
Lancashire Holdings Ltd.	24,894	273
Carillion plc	58,017	272
Go-Ahead Group plc	7,182	268
2 Spire Healthcare Group plc	46,346	268
UDG Healthcare plc	36,428	267
Debenhams plc	193,507	266
Genus plc	11,766	263
QinetiQ Group plc	76,178	263
Redrow plc	36,404	260
* Serco Group plc	176,960	255
Vesuvius plc	45,788	252
HellermannTyton Group plc	34,274	250
* HomeServe plc	39,715	247
N Brown Group plc	41,889	242
Home Retail Group plc	138,082	238
LondonMetric Property plc	90,776	236
Paragon Group of Cos. plc	36,418	235
Jardine Lloyd Thompson Group plc	16,078	235
^ Ashmore Group plc	55,913	232

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Senior plc	65,060	227
Bodycote plc	28,475	226
Virgin Money Holdings UK plc	37,241	222
Laird plc	42,580	222
Hansteen Holdings plc	112,916	216
Bwin Party Digital Entertainment plc	123,400	213
Pets at Home Group plc	47,242	210
Brewin Dolphin Holdings plc	50,121	208
International Personal Finance plc	35,699	203
* Mitchells & Butlers plc	36,759	201
Synthomer plc	38,937	198
Countrywide plc	27,491	197
Entertainment One Ltd.	57,819	196
ST Modwen Properties plc	28,439	193
Al Noor Hospitals Group plc	10,622	192
Halfords Group plc	28,183	189
Bank of Georgia Holdings plc	6,126	189
Dairy Crest Group plc	18,598	184
Card Factory plc	32,842	182
Centamin plc	181,977	178
Electrocomponents plc	55,859	176
Ted Baker plc	3,760	175
Dechra Pharmaceuticals plc	11,624	174
esure Group plc	42,145	172
Helical Bar plc	25,204	171
Morgan Advanced Materials plc	39,401	170
Fidessa Group plc	5,613	169
Tullett Prebon plc	30,745	167
Diploma plc	16,847	166
* Vectura Group plc	61,227	165
Renishaw plc	5,568	162
KCOM Group plc	120,418	161
* Ophir Energy plc	108,688	161
2 Zoopla Property Group plc	42,590	159
UK Commercial Property Trust Ltd.	118,056	159
* SVG Capital plc	20,998	153
J D Wetherspoon plc	12,487	149
Redefine International PLC	161,814	138
Vedanta Resources plc	18,036	137
Foxtons Group plc	44,447	137
Telecom Plus plc	8,363	135
* Allied Minds plc	18,342	133
* Aldermore Group plc	32,589	132
NMC Health plc	11,230	132
Poundland Group plc	31,139	132
* Enterprise Inns plc	77,242	128
Keller Group plc	9,790	123
Devro plc	27,493	120
Tritax Big Box REIT plc	59,753	118
Just Retirement Group plc	46,280	118
Xaar plc	14,941	118
Northgate plc	18,558	116
Hunting plc	20,638	114
* Mothercare plc	31,304	114
RPS Group plc	31,467	114
* Imagination Technologies Group plc	33,307	114
* Evraz plc	82,987	108
F&C Commercial Property Trust Ltd.	48,866	107
Petra Diamonds Ltd.	92,525	106
ITE Group plc	49,024	106
OneSavings Bank plc	17,280	102
* Genel Energy plc	25,864	102
Computacenter plc	8,299	97
De La Rue plc	13,186	94

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Development Securities plc	24,222	89
	Connect Group plc	34,236	88
	Spirent Communications plc	76,600	87
	Acacia Mining plc	29,009	86
	Xchanging plc	32,346	84
	888 Holdings plc	33,538	83
	Stobart Group Ltd.	48,087	82
*	SuperGroup plc	3,600	81
	Soco International plc	29,740	81
	Schroder REIT Ltd.	87,915	81
	Fenner plc	33,918	79
	Picton Property Income Ltd.	71,746	78
	Oxford Instruments plc	9,640	77
*	Premier Oil plc	73,323	77
	Premier Farnell plc	49,682	76
	Shanks Group plc	48,766	71
	Chesnara plc	13,561	68
*	KAZ Minerals plc	37,455	67
	Severfield plc	69,430	66
*	Lamprell plc	34,894	65
	Chemring Group plc	23,955	63
*,^	AO World plc	25,742	63
	Speedy Hire plc	134,596	62
*	EnQuest plc	146,010	61
	SDL plc	9,382	56
*	Premier Foods plc	98,103	51
	Cape plc	13,478	48
	Morgan Sindall Group plc	3,985	46
	Partnership Assurance Group plc	22,162	46
	Daejan Holdings plc	400	39
*,^	Lonmin plc	96,083	38
*	Hochschild Mining plc	28,168	32
*	APR Energy plc	11,811	31
	Infinis Energy plc	9,976	28
*	Aquarius Platinum Ltd.	133,799	24
	Gem Diamonds Ltd.	14,574	22
	Ferrexpo plc	23,306	12
*,^	Afren plc	141,140	4
			549,407
United States (52.4%)
Basic Materials (1.3%)
	EI du Pont de Nemours & Co.	176,822	11,211
	Dow Chemical Co.	200,446	10,357
	LyondellBasell Industries NV Class A	72,272	6,715
	Praxair Inc.	53,417	5,934
	Ecolab Inc.	45,917	5,526
	Air Products & Chemicals Inc.	36,929	5,132
	PPG Industries Inc.	45,746	4,769
	International Paper Co.	73,220	3,126
	CF Industries Holdings Inc.	53,175	2,700
	Sigma-Aldrich Corp.	18,957	2,649
	Celanese Corp. Class A	33,841	2,404
	Freeport-McMoRan Inc.	186,471	2,195
	Nucor Corp.	50,985	2,157
	Mosaic Co.	61,850	2,090
	Eastman Chemical Co.	28,607	2,065
	Alcoa Inc.	225,179	2,011
	Newmont Mining Corp.	93,634	1,822
	International Flavors & Fragrances Inc.	12,909	1,498
*	WR Grace & Co.	11,500	1,153
	Ashland Inc.	10,429	1,144
	Albemarle Corp.	18,235	976
	Cytec Industries Inc.	12,900	960
	RPM International Inc.	20,300	928

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^	Southern Copper Corp.	31,497	874
	Avery Dennison Corp.	13,230	860
	FMC Corp.	20,778	846
	Airgas Inc.	8,637	831
*	Axalta Coating Systems Ltd.	27,324	755
	Reliance Steel & Aluminum Co.	11,300	678
	Steel Dynamics Inc.	34,700	641
	NewMarket Corp.	1,600	630
	Olin Corp.	29,110	558
	Sensient Technologies Corp.	8,500	555
	Domtar Corp.	12,300	507
	Royal Gold Inc.	9,700	464
	Minerals Technologies Inc.	7,200	424
	Allegheny Technologies Inc.	27,943	411
	Compass Minerals International Inc.	4,900	398
	PolyOne Corp.	11,900	398
	CONSOL Energy Inc.	55,849	372
	Westlake Chemical Corp.	6,100	368
	Deltic Timber Corp.	5,700	353
	Cabot Corp.	9,700	349
	PH Glatfelter Co.	17,900	347
	Balchem Corp.	5,000	341
*	Chemtura Corp.	10,346	330
	Huntsman Corp.	24,200	319
	HB Fuller Co.	7,600	289
*	Platform Specialty Products Corp.	27,400	286
	KapStone Paper and Packaging Corp.	12,500	272
*	Cambrex Corp.	5,900	271
	United States Steel Corp.	22,531	263
	Worthington Industries Inc.	8,500	261
	Carpenter Technology Corp.	7,200	240
	Axiall Corp.	11,400	231
*	Clearwater Paper Corp.	4,200	212
	Chemours Co.	30,164	209
	Kaiser Aluminum Corp.	2,400	195
*	Stillwater Mining Co.	19,700	184
	Innospec Inc.	3,300	182
	Commercial Metals Co.	12,400	178
	Stepan Co.	3,200	169
*	Ferro Corp.	13,400	167
	US Silica Holdings Inc.	8,500	154
	A Schulman Inc.	4,200	151
*	Resolute Forest Products Inc.	19,700	147
	Cliffs Natural Resources Inc.	50,973	141
	Globe Specialty Metals Inc.	10,400	131
	Hecla Mining Co.	58,012	120
	Innophos Holdings Inc.	2,600	110
*	AK Steel Holding Corp.	29,500	85
*	Kraton Performance Polymers Inc.	3,900	80
	Calgon Carbon Corp.	4,600	79
	Tronox Ltd. Class A	11,100	69
	Haynes International Inc.	1,500	59
*	Coeur Mining Inc.	20,810	56
	Rayonier Advanced Materials Inc.	5,200	48
*	Veritiv Corp.	1,032	43
	SunCoke Energy Inc.	8,600	43
	Wausau Paper Corp.	3,800	39
	Tredegar Corp.	2,700	39
	Koppers Holdings Inc.	1,900	36
*,^	Peabody Energy Corp.	2,651	34
*	Century Aluminum Co.	7,800	28
*	Intrepid Potash Inc.	5,300	20
^	Arch Coal Inc.	4,380	7
			97,459

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Consumer Goods (5.4%)
Procter & Gamble Co.	492,317	37,603
Coca-Cola Co.	738,726	31,285
PepsiCo Inc.	270,407	27,633
Philip Morris International Inc.	291,689	25,785
Altria Group Inc.	371,880	22,488
Mondelez International Inc. Class A	292,243	13,490
NIKE Inc. Class B	100,825	13,211
Colgate-Palmolive Co.	178,347	11,833
Ford Motor Co.	690,020	10,219
General Motors Co.	274,311	9,576
Kimberly-Clark Corp.	76,524	9,161
Kraft Heinz Co.	105,573	8,232
Monsanto Co.	83,398	7,774
Reynolds American Inc.	149,733	7,235
General Mills Inc.	97,176	5,647
* Electronic Arts Inc.	78,046	5,625
Johnson Controls Inc.	121,425	5,486
Archer-Daniels-Midland Co.	104,472	4,770
VF Corp.	67,485	4,557
Activision Blizzard Inc.	120,877	4,202
Delphi Automotive plc	48,779	4,058
Stanley Black & Decker Inc.	36,208	3,837
Molson Coors Brewing Co. Class B	42,976	3,786
Constellation Brands Inc. Class A	27,747	3,740
* Monster Beverage Corp.	27,153	3,702
* Tesla Motors Inc.	16,507	3,416
^ Autoliv Inc.	27,823	3,373
Hanesbrands Inc.	105,000	3,354
ConAgra Foods Inc.	77,156	3,129
* Under Armour Inc. Class A	31,900	3,033
Estee Lauder Cos. Inc. Class A	36,200	2,913
BorgWarner Inc.	67,562	2,893
Mead Johnson Nutrition Co.	34,592	2,837
Kellogg Co.	39,512	2,786
Dr Pepper Snapple Group Inc.	30,873	2,759
* LKQ Corp.	90,436	2,678
Clorox Co.	20,404	2,488
JM Smucker Co.	21,050	2,471
Leggett & Platt Inc.	52,248	2,353
Tyson Foods Inc. Class A	53,004	2,351
Hershey Co.	25,664	2,276
Genuine Parts Co.	24,634	2,236
Whirlpool Corp.	13,859	2,219
Brown-Forman Corp. Class B	20,064	2,130
Coca-Cola Enterprises Inc.	40,640	2,086
Leucadia National Corp.	103,468	2,070
Church & Dwight Co. Inc.	23,740	2,044
Snyder's-Lance Inc.	56,175	1,996
Coach Inc.	63,710	1,988
* Mohawk Industries Inc.	10,125	1,979
Flowers Foods Inc.	72,244	1,951
* Tempur Sealy International Inc.	24,379	1,898
Harley-Davidson Inc.	37,608	1,860
DR Horton Inc.	59,391	1,749
Newell Rubbermaid Inc.	41,002	1,740
Bunge Ltd.	23,156	1,689
McCormick & Co. Inc.	18,442	1,549
Lennar Corp. Class A	30,743	1,539
Hasbro Inc.	20,029	1,539
Lear Corp.	12,171	1,522
Goodyear Tire & Rubber Co.	46,109	1,514
* Jarden Corp.	33,675	1,509
Hormel Foods Corp.	21,675	1,464

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Keurig Green Mountain Inc.	28,480	1,445
	Harman International Industries Inc.	13,012	1,431
	Campbell Soup Co.	27,963	1,420
	Snap-on Inc.	8,500	1,410
	Scotts Miracle-Gro Co. Class A	20,595	1,363
	Mattel Inc.	55,204	1,357
*	Michael Kors Holdings Ltd.	33,700	1,302
*	WhiteWave Foods Co. Class A	29,522	1,210
	PVH Corp.	12,688	1,154
	Polaris Industries Inc.	10,000	1,123
	Ralph Lauren Corp. Class A	9,659	1,070
*	WABCO Holdings Inc.	9,400	1,055
*	Toll Brothers Inc.	28,172	1,013
*	NVR Inc.	591	968
	Ingredion Inc.	9,700	922
*	Middleby Corp.	7,700	900
	PulteGroup Inc.	48,396	887
*	lululemon athletica Inc.	17,898	880
*	Herbalife Ltd.	15,400	863
*	Visteon Corp.	7,700	840
	Brunswick Corp.	15,300	823
*	Edgewell Personal Care Co.	9,360	793
*	Hain Celestial Group Inc.	15,400	768
	Pinnacle Foods Inc.	17,268	761
	Gentex Corp.	45,178	741
*	Skechers U.S.A. Inc. Class A	23,100	721
*	Post Holdings Inc.	10,372	667
	CalAtlantic Group Inc.	16,888	643
	Carter's Inc.	6,900	627
*	Vista Outdoor Inc.	13,262	593
*	TreeHouse Foods Inc.	6,693	573
*	Take-Two Interactive Software Inc.	15,800	525
*	Tenneco Inc.	9,200	521
	WD-40 Co.	5,200	497
	Cooper Tire & Rubber Co.	11,400	476
	Pool Corp.	5,400	440
	Vector Group Ltd.	17,970	436
	Dana Holding Corp.	25,700	432
	Spectrum Brands Holdings Inc.	4,323	414
*	Fossil Group Inc.	7,600	414
	Tupperware Brands Corp.	6,900	406
	Energizer Holdings Inc.	9,360	401
*	Helen of Troy Ltd.	4,000	397
*	Kate Spade & Co.	20,600	370
	Fresh Del Monte Produce Inc.	7,695	351
	Thor Industries Inc.	6,400	346
	B&G Foods Inc.	9,300	338
	Coty Inc. Class A	11,600	336
*,^	GoPro Inc. Class A	13,030	326
	Avon Products Inc.	80,225	323
*	Steven Madden Ltd.	9,250	322
*	G-III Apparel Group Ltd.	5,700	314
	Wolverine World Wide Inc.	16,800	312
	Nu Skin Enterprises Inc. Class A	7,800	298
*	Deckers Outdoor Corp.	5,300	295
*	TRI Pointe Group Inc.	22,000	286
	Lancaster Colony Corp.	2,500	284
	HNI Corp.	6,500	279
*	Zynga Inc. Class A	113,551	269
*	Gentherm Inc.	5,200	256
	Dean Foods Co.	14,050	254
*	Darling Ingredients Inc.	24,500	248
*	Boston Beer Co. Inc. Class A	1,100	242
	Steelcase Inc. Class A	11,600	225

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
J&J Snack Foods Corp.	1,800	221
Drew Industries Inc.	3,600	215
Briggs & Stratton Corp.	12,100	215
Cal-Maine Foods Inc.	4,000	214
Sanderson Farms Inc.	3,000	209
Interface Inc. Class A	10,600	207
* American Axle & Manufacturing Holdings Inc.	9,200	204
Herman Miller Inc.	6,400	203
Pilgrim's Pride Corp.	10,400	198
La-Z-Boy Inc.	6,900	197
Oxford Industries Inc.	2,700	197
* Wayfair Inc.	4,600	194
Universal Corp.	3,600	194
Columbia Sportswear Co.	3,500	192
* Select Comfort Corp.	8,400	178
KB Home	13,000	170
* Dorman Products Inc.	3,500	163
* Meritage Homes Corp.	4,600	162
* Adecoagro SA	14,300	151
Schweitzer-Mauduit International Inc.	3,900	151
Knoll Inc.	6,300	146
* Iconix Brand Group Inc.	9,500	146
* Tumi Holdings Inc.	8,900	143
* Seaboard Corp.	42	141
MDC Holdings Inc.	5,300	138
* Crocs Inc.	12,400	134
Andersons Inc.	3,750	133
* TiVo Inc.	14,181	129
Tootsie Roll Industries Inc.	3,857	122
* Diamond Foods Inc.	2,900	115
Ethan Allen Interiors Inc.	4,100	112
Caesarstone Sdot-Yam Ltd.	2,900	103
* ACCO Brands Corp.	11,942	96
* USANA Health Sciences Inc.	700	90
Winnebago Industries Inc.	3,500	73
* SodaStream International Ltd.	4,600	69
Callaway Golf Co.	6,900	69
Cosan Ltd.	13,600	48
* Modine Manufacturing Co.	5,400	45
* National Beverage Corp.	1,000	38
National Presto Industries Inc.	400	35
* Federal-Mogul Holdings Corp.	4,100	32
* Elizabeth Arden Inc.	2,500	31
* Blount International Inc.	5,000	30
Superior Industries International Inc.	1,400	28
Titan International Inc.	3,700	26
* Vera Bradley Inc.	1,800	23
		418,402
Consumer Services (7.4%)
* Amazon.com Inc.	70,118	43,887
Walt Disney Co.	321,747	36,596
Home Depot Inc.	254,660	31,486
CVS Health Corp.	208,317	20,578
McDonald's Corp.	171,088	19,205
Comcast Corp. Class A	297,780	18,647
Wal-Mart Stores Inc.	299,890	17,166
Starbucks Corp.	264,064	16,523
Walgreens Boots Alliance Inc.	167,146	14,154
Lowe's Cos. Inc.	182,301	13,459
* Priceline Group Inc.	9,173	13,340
Costco Wholesale Corp.	79,838	12,624
Time Warner Inc.	163,679	12,332
Time Warner Cable Inc.	53,222	10,080
Comcast Corp. Special Class A	150,010	9,407

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Target Corp.	117,331	9,056
	TJX Cos. Inc.	121,282	8,877
*	Netflix Inc.	74,149	8,036
	McKesson Corp.	41,430	7,408
	Twenty-First Century Fox Inc. Class A	217,638	6,679
*	AutoZone Inc.	8,152	6,395
	Kroger Co.	168,592	6,373
	Yum! Brands Inc.	81,292	5,764
*	eBay Inc.	199,060	5,554
	Cardinal Health Inc.	58,265	4,789
	CBS Corp. Class B	101,010	4,699
*	O'Reilly Automotive Inc.	16,601	4,586
	L Brands Inc.	44,554	4,276
	Sysco Corp.	102,729	4,238
*	Liberty Global plc	97,698	4,166
*,^	Charter Communications Inc. Class A	20,598	3,933
	Carnival Corp.	70,440	3,809
	Ross Stores Inc.	72,920	3,688
	Las Vegas Sands Corp.	73,357	3,632
	Viacom Inc. Class B	72,704	3,585
	Macy's Inc.	69,288	3,532
	AmerisourceBergen Corp. Class A	36,412	3,514
*	Chipotle Mexican Grill Inc. Class A	5,419	3,469
*	CarMax Inc.	55,132	3,253
	Expedia Inc.	23,368	3,185
	Dollar General Corp.	46,881	3,177
	Nordstrom Inc.	45,515	2,968
	Twenty-First Century Fox Inc.	95,018	2,934
*	Nielsen Holdings plc	61,604	2,927
	Omnicom Group Inc.	38,846	2,910
	Delta Air Lines Inc.	57,065	2,901
	Marriott International Inc. Class A	35,138	2,698
	Royal Caribbean Cruises Ltd.	27,007	2,656
*	DISH Network Corp. Class A	40,810	2,570
	Service Corp. International	90,100	2,546
*	Dollar Tree Inc.	38,802	2,541
	Advance Auto Parts Inc.	12,800	2,540
*	Liberty Global plc Class A	57,021	2,539
	Southwest Airlines Co.	52,981	2,453
	Starwood Hotels & Resorts Worldwide Inc.	28,740	2,295
	Hilton Worldwide Holdings Inc.	89,769	2,243
	Darden Restaurants Inc.	36,215	2,241
	Tiffany & Co.	26,463	2,182
	Signet Jewelers Ltd.	14,400	2,174
*	Liberty Interactive Corp. QVC Group Class A	78,547	2,150
	Best Buy Co. Inc.	60,172	2,108
	Kohl's Corp.	45,476	2,097
*	MGM Resorts International	81,510	1,890
*	Ulta Salon Cosmetics & Fragrance Inc.	10,300	1,792
*	Bed Bath & Beyond Inc.	29,900	1,783
*	Sirius XM Holdings Inc.	433,540	1,769
	Whole Foods Market Inc.	58,428	1,751
*	Norwegian Cruise Line Holdings Ltd.	26,963	1,715
	H&R Block Inc.	43,542	1,622
	Staples Inc.	124,801	1,621
	New York Times Co. Class A	118,300	1,571
	Wynn Resorts Ltd.	22,389	1,566
*	United Continental Holdings Inc.	25,800	1,556
*	TripAdvisor Inc.	18,568	1,556
	Foot Locker Inc.	22,833	1,547
	Wyndham Worldwide Corp.	18,898	1,537
*	Discovery Communications Inc.	55,847	1,537
*	Hertz Global Holdings Inc.	78,805	1,537
	Tractor Supply Co.	16,500	1,524

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Interpublic Group of Cos. Inc.	65,207	1,495
* JetBlue Airways Corp.	59,164	1,470
* IHS Inc. Class A	10,911	1,304
American Airlines Group Inc.	26,966	1,246
Cablevision Systems Corp. Class A	35,840	1,168
Graham Holdings Co. Class B	1,959	1,082
Gap Inc.	38,409	1,046
Aramark	32,988	1,001
TEGNA Inc.	36,177	978
* Liberty Media Corp.	24,774	970
Domino's Pizza Inc.	9,000	960
* Rite Aid Corp.	119,700	943
FactSet Research Systems Inc.	5,300	928
* United Natural Foods Inc.	18,117	914
News Corp. Class A	53,170	819
GameStop Corp. Class A	17,416	802
* Avis Budget Group Inc.	16,000	799
Williams-Sonoma Inc.	10,800	797
* Liberty Media Corp. Class A	19,387	790
KAR Auction Services Inc.	19,604	753
Six Flags Entertainment Corp.	14,000	729
Scripps Networks Interactive Inc. Class A	12,065	725
* AMC Networks Inc. Class A	9,634	712
* Panera Bread Co. Class A	4,000	710
* AutoNation Inc.	11,166	706
DeVry Education Group Inc.	29,876	704
Casey's General Stores Inc.	6,500	690
* VCA Inc.	12,600	690
* Live Nation Entertainment Inc.	25,200	687
* JC Penney Co. Inc.	73,434	673
* Burlington Stores Inc.	13,862	667
* Madison Square Garden Co. Class A	3,733	666
Lions Gate Entertainment Corp.	16,885	658
Sabre Corp.	22,285	653
* Office Depot Inc.	85,467	651
Tribune Media Co. Class A	16,100	649
Vail Resorts Inc.	5,600	639
* Discovery Communications Inc. Class A	21,241	625
Jack in the Box Inc.	8,300	619
Abercrombie & Fitch Co.	28,748	609
* ServiceMaster Global Holdings Inc.	17,048	608
* Sprouts Farmers Market Inc.	28,994	591
Alaska Air Group Inc.	7,700	587
Cinemark Holdings Inc.	16,500	585
Dun & Bradstreet Corp.	5,130	584
Dick's Sporting Goods Inc.	12,800	570
* Starz	16,987	569
Dunkin' Brands Group Inc.	13,618	564
* Sally Beauty Holdings Inc.	23,700	557
AMERCO	1,346	547
Brinker International Inc.	12,000	546
* Buffalo Wild Wings Inc.	3,500	540
News Corp. Class B	33,640	521
Lithia Motors Inc. Class A	4,400	517
* Copart Inc.	13,600	492
* DreamWorks Animation SKG Inc. Class A	24,171	489
Cracker Barrel Old Country Store Inc.	3,500	481
CST Brands Inc.	13,023	468
* Restoration Hardware Holdings Inc.	4,300	443
* Murphy USA Inc.	7,130	438
* Urban Outfitters Inc.	15,217	435
American Eagle Outfitters Inc.	27,943	427
MercadoLibre Inc.	4,100	403
GNC Holdings Inc. Class A	13,500	402

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Rollins Inc.	14,850	398
Churchill Downs Inc.	2,700	396
* Ascena Retail Group Inc.	29,562	394
Chemed Corp.	2,500	393
Papa John's International Inc.	5,500	386
Wendy's Co.	42,028	385
* Houghton Mifflin Harcourt Co.	19,600	384
* Beacon Roofing Supply Inc.	10,798	382
Big Lots Inc.	8,200	378
* Pandora Media Inc.	32,600	375
* Diamond Resorts International Inc.	12,700	361
* Pinnacle Entertainment Inc.	10,200	357
DSW Inc. Class A	14,020	350
Penske Automotive Group Inc.	7,100	347
* Cable One Inc.	792	343
John Wiley & Sons Inc. Class A	6,400	335
Time Inc.	17,802	331
Dillard's Inc. Class A	3,500	313
* HomeAway Inc.	9,900	312
* Michaels Cos. Inc.	13,208	309
Cheesecake Factory Inc.	6,400	309
Sonic Corp.	10,700	305
Bloomin' Brands Inc.	17,935	304
Group 1 Automotive Inc.	3,500	304
Monro Muffler Brake Inc.	4,100	304
PriceSmart Inc.	3,500	301
Chico's FAS Inc.	21,500	297
Cato Corp. Class A	7,800	295
Choice Hotels International Inc.	5,600	293
* Bright Horizons Family Solutions Inc.	4,545	291
Hillenbrand Inc.	9,800	291
* Groupon Inc. Class A	78,300	291
* Scientific Games Corp. Class A	25,977	288
Sotheby's	8,300	288
Gannett Co. Inc.	18,088	286
International Game Technology plc	17,578	285
Sinclair Broadcast Group Inc. Class A	9,500	285
HSN Inc.	4,600	285
* Hyatt Hotels Corp. Class A	5,549	280
SpartanNash Co.	10,000	279
Meredith Corp.	5,900	277
Dolby Laboratories Inc. Class A	8,000	277
EW Scripps Co. Class A	12,500	276
* Cabela's Inc.	7,000	274
* Express Inc.	14,100	272
Men's Wearhouse Inc.	6,800	272
* Popeyes Louisiana Kitchen Inc.	4,800	271
* Genesco Inc.	4,200	263
* Asbury Automotive Group Inc.	3,300	261
ClubCorp Holdings Inc.	12,500	256
* Five Below Inc.	7,300	251
* Grand Canyon Education Inc.	5,900	245
Weis Markets Inc.	5,900	243
* Apollo Education Group Inc.	33,275	242
* Yelp Inc. Class A	10,800	240
* Dave & Buster's Entertainment Inc.	6,200	239
Bob Evans Farms Inc.	5,500	238
Texas Roadhouse Inc. Class A	6,900	237
Morningstar Inc.	2,800	230
* Boyd Gaming Corp.	11,500	230
* Media General Inc.	15,351	228
Caleres Inc.	7,300	223
* SUPERVALU Inc.	33,597	221
* comScore Inc.	5,100	218

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Aaron's Inc.	8,800	217
*	La Quinta Holdings Inc.	14,106	214
*	Shutterfly Inc.	5,100	213
	Regal Entertainment Group Class A	10,900	211
	Matthews International Corp. Class A	3,619	209
*	GrubHub Inc.	8,700	209
	Nexstar Broadcasting Group Inc. Class A	3,900	208
	SeaWorld Entertainment Inc.	10,200	203
*	Acxiom Corp.	8,900	197
	DineEquity Inc.	2,300	192
*	WebMD Health Corp.	4,700	191
*	Liberty Global PLC LiLAC	4,884	189
*	Red Robin Gourmet Burgers Inc.	2,500	187
	Guess? Inc.	8,600	181
*	MSG Networks Inc.	8,800	181
	Scholastic Corp.	4,400	180
	Marriott Vacations Worldwide Corp.	2,663	172
*	SolarCity Corp.	5,300	157
*	Regis Corp.	9,500	157
	Buckle Inc.	4,400	156
*	Diplomat Pharmacy Inc.	5,336	150
*	Penn National Gaming Inc.	8,300	148
*	FTD Cos. Inc.	5,200	147
	International Speedway Corp. Class A	4,200	146
	Children's Place Inc.	2,700	145
*	Fresh Market Inc.	5,700	142
	Extended Stay America Inc.	7,375	142
*	Mattress Firm Holding Corp.	3,300	141
	Interval Leisure Group Inc.	7,900	139
*	Pep Boys-Manny Moe & Jack	9,200	138
	Rent-A-Center Inc.	7,500	138
*	Fiesta Restaurant Group Inc.	3,900	138
*	Constant Contact Inc.	5,200	136
*,^	Sears Holdings Corp.	5,794	135
*	Belmond Ltd. Class A	12,500	134
*	BJ's Restaurants Inc.	3,100	133
	Core-Mark Holding Co. Inc.	1,500	122
	Sonic Automotive Inc. Class A	4,700	117
	Finish Line Inc. Class A	6,200	116
*	Hibbett Sports Inc.	3,300	113
*	Krispy Kreme Doughnuts Inc.	8,200	112
	Pier 1 Imports Inc.	15,000	111
	National CineMedia Inc.	7,800	111
	New Media Investment Group Inc.	6,698	108
*	Rush Enterprises Inc. Class A	4,400	107
*	Bankrate Inc.	8,600	102
	Copa Holdings SA Class A	2,000	101
	Allegiant Travel Co. Class A	500	99
*	Spirit Airlines Inc.	2,500	93
*	Vitamin Shoppe Inc.	3,200	92
	Barnes & Noble Inc.	7,000	91
*	Caesars Entertainment Corp.	11,200	90
*	Biglari Holdings Inc.	225	86
*	Liberty Global PLC LiLAC Class A	2,176	84
*	Conn's Inc.	4,000	76
	Arcos Dorados Holdings Inc. Class A	24,600	76
	Fred's Inc. Class A	5,400	75
*	Steiner Leisure Ltd.	1,120	71
*	Lands' End Inc.	2,691	66
*	Francesca's Holdings Corp.	4,600	65
*	Barnes & Noble Education Inc.	4,424	65
*	Ruby Tuesday Inc.	11,600	61
*	Zumiez Inc.	3,200	56
*	K12 Inc.	5,700	55

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Lumber Liquidators Holdings Inc.	4,000	55
* Clean Energy Fuels Corp.	8,600	49
* Strayer Education Inc.	900	48
Capella Education Co.	1,000	45
* RetailMeNot Inc.	4,700	41
* TrueCar Inc.	6,400	39
Stein Mart Inc.	3,500	31
* Ascent Capital Group Inc. Class A	1,300	28
* American Public Education Inc.	1,300	28
Stage Stores Inc.	2,700	26
Speedway Motorsports Inc.	1,200	22
* J Alexander's Holdings Inc.	2,102	20
* Central European Media Enterprises Ltd. Class A	8,100	18
Harte-Hanks Inc.	3,700	16
* Cumulus Media Inc. Class A	19,700	9
		573,941
Financials (10.1%)
Wells Fargo & Co.	945,295	51,178
JPMorgan Chase & Co.	695,074	44,658
Bank of America Corp.	1,941,553	32,579
Citigroup Inc.	560,851	29,820
Visa Inc. Class A	379,196	29,418
* Berkshire Hathaway Inc. Class B	211,829	28,813
MasterCard Inc. Class A	192,150	19,021
* Berkshire Hathaway Inc. Class A	86	17,595
American International Group Inc.	225,679	14,231
US Bancorp	336,603	14,198
Goldman Sachs Group Inc.	72,037	13,507
American Express Co.	175,503	12,857
Simon Property Group Inc.	56,225	11,327
Morgan Stanley	307,816	10,149
MetLife Inc.	170,466	8,588
Bank of New York Mellon Corp.	205,124	8,543
American Tower Corporation	82,358	8,419
PNC Financial Services Group Inc.	92,949	8,390
BlackRock Inc.	21,430	7,543
Capital One Financial Corp.	87,541	6,907
Travelers Cos. Inc.	58,569	6,612
Prudential Financial Inc.	80,123	6,610
Charles Schwab Corp.	205,386	6,268
ACE Ltd.	54,251	6,160
Aflac Inc.	89,921	5,732
State Street Corp.	78,571	5,421
CME Group Inc.	57,009	5,386
Public Storage	23,183	5,320
Chubb Corp.	40,725	5,268
Intercontinental Exchange Inc.	19,699	4,972
BB&T Corp.	132,881	4,937
Discover Financial Services	86,917	4,886
Crown Castle International Corp.	56,988	4,870
Marsh & McLennan Cos. Inc.	87,225	4,862
Hartford Financial Services Group Inc.	97,876	4,528
Equity Residential	58,397	4,515
McGraw Hill Financial Inc.	46,527	4,310
Allstate Corp.	68,875	4,262
Aon plc	45,557	4,251
Kilroy Realty Corp.	63,974	4,212
* Welltower Inc.	59,536	3,862
Prologis Inc.	86,353	3,690
Principal Financial Group Inc.	71,925	3,608
AvalonBay Communities Inc.	20,565	3,595
T. Rowe Price Group Inc.	46,508	3,517
SunTrust Banks Inc.	83,626	3,472
Ameriprise Financial Inc.	29,488	3,402

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Lincoln National Corp.	63,400	3,393
Moody's Corp.	33,203	3,193
Loews Corp.	86,087	3,139
FNF Group	87,502	3,087
New York Community Bancorp Inc.	185,922	3,071
Boston Properties Inc.	23,401	2,945
Equinix Inc.	9,878	2,931
Acadia Realty Trust	86,000	2,829
Ventas Inc.	52,061	2,797
Progressive Corp.	84,017	2,783
HCP Inc.	72,727	2,705
Brown & Brown Inc.	82,468	2,661
Valley National Bancorp	252,384	2,650
Northern Trust Corp.	37,521	2,641
Extra Space Storage Inc.	33,100	2,623
Franklin Resources Inc.	64,296	2,621
Fifth Third Bancorp	135,520	2,582
Vornado Realty Trust	25,149	2,529
Legg Mason Inc.	55,991	2,506
ProAssurance Corp.	46,840	2,481
Sun Communities Inc.	36,600	2,453
Weyerhaeuser Co.	80,825	2,371
Post Properties Inc.	39,600	2,366
Western Union Co.	121,954	2,348
Comerica Inc.	53,226	2,310
Invesco Ltd.	68,048	2,257
Corporate Office Properties Trust	97,642	2,246
Host Hotels & Resorts Inc.	129,012	2,236
Macerich Co.	26,346	2,233
General Growth Properties Inc.	77,043	2,230
M&T Bank Corp.	18,300	2,193
Essex Property Trust Inc.	9,918	2,186
Regions Financial Corp.	220,866	2,065
Equifax Inc.	18,997	2,025
Hudson City Bancorp Inc.	195,260	1,976
Tompkins Financial Corp.	35,400	1,922
* Navigators Group Inc.	22,200	1,895
KeyCorp	151,977	1,888
TCF Financial Corp.	121,412	1,869
* CBRE Group Inc. Class A	48,698	1,815
XL Group plc Class A	46,920	1,787
BOK Financial Corp.	26,400	1,774
EastGroup Properties Inc.	31,500	1,769
Ramco-Gershenson Properties Trust	102,700	1,725
Citizens Financial Group Inc.	70,957	1,724
Eaton Vance Corp.	47,500	1,715
Realty Income Corp.	34,575	1,710
* Markel Corp.	1,945	1,688
SL Green Realty Corp.	14,159	1,680
Kimco Realty Corp.	60,226	1,612
* Ally Financial Inc.	78,143	1,557
LTC Properties Inc.	36,100	1,547
CIT Group Inc.	35,633	1,532
Digital Realty Trust Inc.	20,611	1,524
* MGIC Investment Corp.	161,200	1,515
* Affiliated Managers Group Inc.	8,383	1,511
Saul Centers Inc.	26,900	1,508
Voya Financial Inc.	36,281	1,472
Huntington Bancshares Inc.	130,481	1,431
First Republic Bank	21,897	1,430
Annaly Capital Management Inc.	142,795	1,421
Westamerica Bancorporation	32,100	1,419
Nasdaq Inc.	24,000	1,389
Washington REIT	51,300	1,386

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
UDR Inc.	39,887	1,374
* Hilltop Holdings Inc.	65,220	1,368
Federal Realty Investment Trust	9,450	1,356
Universal Health Realty Income Trust	27,200	1,352
Unum Group	38,303	1,327
Navient Corp.	98,635	1,301
* Arch Capital Group Ltd.	17,210	1,289
* E*TRADE Financial Corp.	45,000	1,283
Cincinnati Financial Corp.	20,671	1,245
Apartment Investment & Management Co.	31,557	1,237
VEREIT Inc.	149,078	1,231
Everest Re Group Ltd.	6,846	1,218
* Alleghany Corp.	2,447	1,214
Willis Group Holdings plc	27,161	1,212
TD Ameritrade Holding Corp.	34,331	1,183
* Signature Bank	7,800	1,162
MSCI Inc. Class A	17,100	1,146
Jones Lang LaSalle Inc.	6,800	1,134
* SVB Financial Group	9,260	1,130
Mack-Cali Realty Corp.	49,900	1,086
BGC Partners Inc. Class A	123,184	1,066
Investors Real Estate Trust	131,000	1,064
PartnerRe Ltd.	7,624	1,060
CBL & Associates Properties Inc.	72,600	1,058
Arthur J Gallagher & Co.	24,042	1,051
American Equity Investment Life Holding Co.	39,900	1,025
Brookline Bancorp Inc.	89,015	1,010
Mid-America Apartment Communities Inc.	11,644	992
Plum Creek Timber Co. Inc.	23,883	973
SEI Investments Co.	18,717	970
Zions Bancorporation	33,596	967
Duke Realty Corp.	46,252	957
Camden Property Trust	12,748	941
Reinsurance Group of America Inc. Class A	10,400	938
BioMed Realty Trust Inc.	39,797	932
* Liberty Ventures Class A	21,353	930
Torchmark Corp.	16,025	930
PacWest Bancorp	20,569	926
Raymond James Financial Inc.	16,800	926
American Capital Agency Corp.	51,294	915
Assurant Inc.	11,138	908
Iron Mountain Inc.	29,481	903
* Realogy Holdings Corp.	23,090	903
Inland Real Estate Corp.	99,543	881
CBOE Holdings Inc.	13,100	878
Omega Healthcare Investors Inc.	24,459	844
StanCorp Financial Group Inc.	7,300	837
Endurance Specialty Holdings Ltd.	12,938	817
Alexandria Real Estate Equities Inc.	9,071	814
WR Berkley Corp.	14,576	814
Taubman Centers Inc.	10,513	809
Medical Properties Trust Inc.	71,568	809
* Forest City Enterprises Inc. Class A	36,546	808
East West Bancorp Inc.	19,900	804
Axis Capital Holdings Ltd.	14,862	803
Lamar Advertising Co. Class A	14,127	797
* Howard Hughes Corp.	6,400	791
Liberty Property Trust	22,998	782
* SLM Corp.	109,135	770
CubeSmart	27,000	751
Lazard Ltd. Class A	16,200	750
Regency Centers Corp.	10,986	747
WP Carey Inc.	11,743	744
American Campus Communities Inc.	18,000	730

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Invesco Mortgage Capital Inc.	59,800	721
*	Strategic Hotels & Resorts Inc.	50,624	714
	NorthStar Realty Finance Corp.	58,891	707
	Safety Insurance Group Inc.	11,916	691
	Synovus Financial Corp.	21,585	683
	Brixmor Property Group Inc.	26,553	680
	City National Corp.	7,457	668
	RenaissanceRe Holdings Ltd.	5,931	650
	MarketAxess Holdings Inc.	6,400	648
*,^	Synchrony Financial	21,047	647
	National Retail Properties Inc.	16,805	639
	DDR Corp.	37,700	633
	American Financial Group Inc.	8,700	628
	Bank of the Ozarks Inc.	12,500	625
	First American Financial Corp.	16,200	618
	Sovran Self Storage Inc.	6,000	599
	Assured Guaranty Ltd.	21,800	598
	LaSalle Hotel Properties	19,900	585
	Symetra Financial Corp.	18,400	584
	Investors Bancorp Inc.	46,631	583
	Equity LifeStyle Properties Inc.	9,400	569
	Cullen/Frost Bankers Inc.	8,300	568
*	Western Alliance Bancorp	15,800	565
	Starwood Property Trust Inc.	27,905	561
	First Niagara Financial Group Inc.	53,700	556
	People's United Financial Inc.	34,824	555
	Old Republic International Corp.	30,667	553
	Commerce Bancshares Inc.	11,850	540
	Hanover Insurance Group Inc.	6,300	531
	Healthcare Trust of America Inc. Class A	20,150	530
	Prosperity Bancshares Inc.	10,100	519
	Senior Housing Properties Trust	34,003	516
	Stock Yards Bancorp Inc.	13,400	505
	Hospitality Properties Trust	18,768	504
	Umpqua Holdings Corp.	29,733	497
	Webster Financial Corp.	13,300	493
	CNO Financial Group Inc.	25,600	492
	PrivateBancorp Inc.	11,700	489
	Douglas Emmett Inc.	15,900	486
	First Industrial Realty Trust Inc.	22,351	485
	Spirit Realty Capital Inc.	47,099	479
	LPL Financial Holdings Inc.	11,200	477
	FirstMerit Corp.	25,358	476
	BankUnited Inc.	12,801	476
*	Equity Commonwealth	16,500	474
	Weingarten Realty Investors	13,200	472
	NorthStar Asset Management Group Inc.	31,948	467
	Highwoods Properties Inc.	10,700	465
	Cathay General Bancorp	14,600	457
	New Residential Investment Corp.	37,659	457
	Outfront Media Inc.	19,315	456
	Capstead Mortgage Corp.	47,000	454
	Allied World Assurance Co. Holdings AG	12,300	447
	Interactive Brokers Group Inc.	10,700	440
*	Markit Ltd.	14,400	439
*	Liberty Broadband Corp.	8,150	438
	Redwood Trust Inc.	32,700	434
	Corrections Corp. of America	15,207	433
*	Liberty TripAdvisor Holdings Inc. Class A	13,867	433
	Janus Capital Group Inc.	27,642	429
	Care Capital Properties Inc.	13,015	429
	Waddell & Reed Financial Inc. Class A	11,600	428
	Retail Properties of America Inc.	28,600	428
*	PRA Group Inc.	7,800	427

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Blackhawk Network Holdings Inc.	10,008	426
Retail Opportunity Investments Corp.	23,400	424
GEO Group Inc.	13,132	424
Popular Inc.	14,198	420
First Horizon National Corp.	29,481	418
Sterling Bancorp	26,900	414
CyrusOne Inc.	11,700	413
Tanger Factory Outlet Centers Inc.	11,700	409
RLJ Lodging Trust	16,100	404
Two Harbors Investment Corp.	47,600	403
Communications Sales & Leasing Inc.	20,039	403
Gaming and Leisure Properties Inc.	13,764	401
Radian Group Inc.	27,500	398
Rayonier Inc.	17,400	394
Federated Investors Inc. Class B	12,779	393
* Texas Capital Bancshares Inc.	7,100	392
Chimera Investment Corp.	27,820	392
Aspen Insurance Holdings Ltd.	8,000	389
* Zillow Group Inc.	14,017	388
WP GLIMCHER Inc.	33,371	388
EPR Properties	6,800	386
Pebblebrook Hotel Trust	11,260	385
* Springleaf Holdings Inc. Class A	8,152	382
* Stifel Financial Corp.	8,600	382
Columbia Property Trust Inc.	15,300	380
Xenia Hotels & Resorts Inc.	21,800	378
Paramount Group Inc.	21,200	377
Sunstone Hotel Investors Inc.	25,991	376
* Genworth Financial Inc. Class A	80,274	376
IBERIABANK Corp.	6,190	375
Kennedy-Wilson Holdings Inc.	15,300	375
QTS Realty Trust Inc. Class A	8,500	366
DCT Industrial Trust Inc.	9,625	357
Cousins Properties Inc.	35,290	354
Validus Holdings Ltd.	7,965	353
Community Trust Bancorp Inc.	10,230	353
AmTrust Financial Services Inc.	5,110	349
Hancock Holding Co.	12,600	348
Glacier Bancorp Inc.	12,700	347
Washington Federal Inc.	13,900	347
Bank of Hawaii Corp.	5,200	340
Associated Banc-Corp	17,500	338
Piedmont Office Realty Trust Inc. Class A	17,300	335
Ryman Hospitality Properties Inc.	6,337	333
Blackstone Mortgage Trust Inc. Class A	11,901	328
Pinnacle Financial Partners Inc.	6,200	326
Fulton Financial Corp.	24,300	326
Primerica Inc.	6,800	324
American Homes 4 Rent Class A	19,507	322
United Bankshares Inc.	8,102	320
Hudson Pacific Properties Inc.	11,125	318
Chambers Street Properties	44,400	314
RLI Corp.	5,100	310
Brandywine Realty Trust	22,964	310
* Eagle Bancorp Inc.	6,500	309
Home BancShares Inc.	7,100	305
Monogram Residential Trust Inc.	30,800	304
* Santander Consumer USA Holdings Inc.	16,600	299
LegacyTexas Financial Group Inc.	10,400	298
DuPont Fabros Technology Inc.	9,300	298
Evercore Partners Inc. Class A	5,500	297
Colony Capital Inc. Class A	14,564	296
DiamondRock Hospitality Co.	24,900	291
UMB Financial Corp.	5,900	290

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Healthcare Realty Trust Inc.	10,900	287
	American National Insurance Co.	2,700	279
	Wintrust Financial Corp.	5,500	278
	FNB Corp.	20,600	277
	Lexington Realty Trust	30,700	271
	Chesapeake Lodging Trust	9,800	270
	PS Business Parks Inc.	3,100	266
*	Credit Acceptance Corp.	1,383	262
	Urban Edge Properties	10,974	261
*	Enstar Group Ltd.	1,632	258
	First Citizens BancShares Inc. Class A	1,000	256
	South State Corp.	3,300	256
	BancorpSouth Inc.	10,200	254
	National Penn Bancshares Inc.	21,050	253
	Argo Group International Holdings Ltd.	4,050	253
	New York REIT Inc.	22,200	253
	MFA Financial Inc.	36,000	249
	Alexander & Baldwin Inc.	6,600	249
	Kite Realty Group Trust	9,200	243
	International Bancshares Corp.	9,000	243
	First Financial Bankshares Inc.	7,200	239
*	HRG Group Inc.	17,625	237
*	HealthEquity Inc.	7,200	236
	Gramercy Property Trust Inc.	10,373	235
	Northwest Bancshares Inc.	17,400	234
	WisdomTree Investments Inc.	12,000	231
	Financial Engines Inc.	7,100	228
*	MBIA Inc.	30,300	228
	CYS Investments Inc.	29,400	227
	Columbia Banking System Inc.	6,800	227
	Education Realty Trust Inc.	6,300	226
	MB Financial Inc.	7,000	226
	Community Bank System Inc.	5,500	224
	Mercury General Corp.	4,055	219
	Selective Insurance Group Inc.	6,000	219
	Artisan Partners Asset Management Inc. Class A	5,700	218
	Renasant Corp.	6,289	218
*	Zillow Group Inc. Class A	7,027	216
	EverBank Financial Corp.	12,433	215
	Chemical Financial Corp.	6,294	214
	National Health Investors Inc.	3,600	211
	CVB Financial Corp.	11,900	208
	Simmons First National Corp. Class A	4,000	206
*	Liberty Broadband Corp. Class A	3,746	204
	Capitol Federal Financial Inc.	15,700	204
	Kemper Corp.	5,700	204
	Select Income REIT	9,889	200
*,^	St. Joe Co.	10,033	199
	Great Western Bancorp Inc.	7,000	198
*	BofI Holding Inc.	2,400	192
	Old National Bancorp	13,500	189
*	iStar Inc.	14,300	185
	Pennsylvania REIT	7,914	178
	STAG Industrial Inc.	8,508	175
	FelCor Lodging Trust Inc.	21,586	174
	Parkway Properties Inc.	10,346	173
	HFF Inc. Class A	5,000	173
	Park National Corp.	1,900	172
*	Encore Capital Group Inc.	4,200	171
*	Essent Group Ltd.	6,900	166
*	First Cash Financial Services Inc.	4,300	164
	Sabra Health Care REIT Inc.	7,139	162
	American Assets Trust Inc.	3,800	160
	First Financial Bancorp	8,200	158

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	NBT Bancorp Inc.	5,600	157
*	Ocwen Financial Corp.	22,400	157
	TFS Financial Corp.	8,900	156
	Trustmark Corp.	6,500	156
	BBCN Bancorp Inc.	9,200	154
	Horace Mann Educators Corp.	4,500	154
	First Midwest Bancorp Inc.	8,600	153
	Provident Financial Services Inc.	7,500	152
	Cash America International Inc.	4,400	152
	Independent Bank Corp.	3,200	150
	WesBanco Inc.	4,557	149
	United Fire Group Inc.	4,000	149
	Government Properties Income Trust	9,019	147
	PennyMac Mortgage Investment Trust	9,900	145
*	LendingClub Corp.	10,200	145
*	Marcus & Millichap Inc.	3,300	144
	NRG Yield Inc.	9,896	143
*	FNFV Group	12,171	137
	Empire State Realty Trust Inc.	7,593	135
	CNA Financial Corp.	3,700	135
	Hatteras Financial Corp.	9,000	129
	S&T Bancorp Inc.	4,000	128
	Hersha Hospitality Trust Class A	5,275	127
	Boston Private Financial Holdings Inc.	11,000	126
*	KCG Holdings Inc. Class A	9,969	125
	Equity One Inc.	4,600	122
*	Forestar Group Inc.	8,500	120
	ARMOUR Residential REIT Inc.	5,712	117
	1st Source Corp.	3,630	115
	City Holding Co.	2,400	115
	Nelnet Inc. Class A	3,200	114
*	Beneficial Bancorp Inc.	8,249	114
	Potlatch Corp.	3,500	109
*	Greenlight Capital Re Ltd. Class A	4,900	108
	Virtus Investment Partners Inc.	900	105
	Altisource Residential Corp.	7,100	102
	Sandy Spring Bancorp Inc.	3,700	102
*	Green Dot Corp. Class A	5,426	101
	Ashford Hospitality Trust Inc.	14,006	96
	Flushing Financial Corp.	4,500	95
*	Piper Jaffray Cos.	2,600	92
	Starwood Waypoint Residential Trust	3,721	92
	Employers Holdings Inc.	3,400	90
	Infinity Property & Casualty Corp.	1,100	89
	Oritani Financial Corp.	5,500	88
	First Commonwealth Financial Corp.	9,200	85
	Franklin Street Properties Corp.	8,100	84
	InfraREIT Inc.	3,500	84
	New Senior Investment Group Inc.	8,251	83
*,^	Walter Investment Management Corp.	6,900	83
*	Nationstar Mortgage Holdings Inc.	6,104	81
	Alexander's Inc.	200	79
	Washington Trust Bancorp Inc.	2,000	78
	Greenhill & Co. Inc.	3,000	77
	Rouse Properties Inc.	4,214	74
	Maiden Holdings Ltd.	4,700	73
	Urstadt Biddle Properties Inc. Class A	3,557	71
	NRG Yield Inc. Class A	5,100	70
	FBL Financial Group Inc. Class A	1,100	69
*	World Acceptance Corp.	1,800	69
	Cedar Realty Trust Inc.	9,476	66
*	First BanCorp	17,400	66
	Cohen & Steers Inc.	2,100	64
	Investment Technology Group Inc.	3,800	61

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Tejon Ranch Co.	2,500	56
* Enova International Inc.	4,304	56
BancFirst Corp.	900	55
First Financial Corp.	1,448	50
Anworth Mortgage Asset Corp.	9,800	47
* Ezcorp Inc. Class A	6,100	41
* Altisource Portfolio Solutions SA	1,500	40
Getty Realty Corp.	2,000	34
OFG Bancorp	3,500	32
Republic Bancorp Inc. Class A	1,200	31
Astoria Financial Corp.	1,900	30
State Auto Financial Corp.	1,200	29
National Interstate Corp.	900	26
* PICO Holdings Inc.	2,200	21
Ashford Hospitality Prime Inc.	573	8
* Tejon Ranch Co. Warrants Exp. 08/31/2016	369	—
* Gulf Coast Ultra Deep Royalty Trust	4	—
		786,144
Health Care (7.0%)
Johnson & Johnson	502,181	50,735
Pfizer Inc.	1,135,958	38,418
Gilead Sciences Inc.	267,907	28,969
Merck & Co. Inc.	520,588	28,455
Amgen Inc.	146,294	23,141
* Allergan plc	71,480	22,049
UnitedHealth Group Inc.	185,639	21,865
Bristol-Myers Squibb Co.	304,569	20,086
AbbVie Inc.	333,351	19,851
Medtronic plc	256,753	18,979
* Celgene Corp.	152,768	18,746
Eli Lilly & Co.	193,595	15,792
* Biogen Inc.	45,125	13,109
Abbott Laboratories	276,975	12,408
* Express Scripts Holding Co.	134,591	11,626
Thermo Fisher Scientific Inc.	82,997	10,854
* Regeneron Pharmaceuticals Inc.	14,100	7,859
Aetna Inc.	63,622	7,303
Anthem Inc.	51,005	7,097
Cigna Corp.	51,944	6,963
* Alexion Pharmaceuticals Inc.	39,429	6,939
* Vertex Pharmaceuticals Inc.	52,034	6,491
Humana Inc.	26,994	4,822
Becton Dickinson and Co.	33,550	4,782
St. Jude Medical Inc.	70,542	4,501
* Illumina Inc.	30,241	4,333
Stryker Corp.	45,023	4,305
Baxter International Inc.	113,034	4,226
* Boston Scientific Corp.	225,972	4,131
* Intuitive Surgical Inc.	8,245	4,094
* HCA Holdings Inc.	59,501	4,093
* Edwards Lifesciences Corp.	25,150	3,952
Perrigo Co. plc	24,263	3,827
Zoetis Inc.	88,108	3,790
Baxalta Inc.	96,036	3,309
* BioMarin Pharmaceutical Inc.	27,489	3,217
* Mylan NV	72,479	3,196
Zimmer Biomet Holdings Inc.	30,115	3,149
* Incyte Corp.	25,117	2,952
Cooper Cos. Inc.	17,995	2,742
* DaVita HealthCare Partners Inc.	34,786	2,696
CR Bard Inc.	12,229	2,279
* Laboratory Corp. of America Holdings	18,216	2,236
* Endo International plc	36,489	2,189
* Henry Schein Inc.	13,091	1,986

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Patterson Cos. Inc.	41,619	1,973
* Hologic Inc.	48,600	1,889
Universal Health Services Inc. Class B	15,328	1,871
* Alkermes plc	23,300	1,676
Quest Diagnostics Inc.	23,574	1,602
* Waters Corp.	12,325	1,575
ResMed Inc.	24,600	1,417
* Mallinckrodt plc	20,922	1,374
* MEDNAX Inc.	19,200	1,353
DENTSPLY International Inc.	22,055	1,342
* Jazz Pharmaceuticals plc	9,200	1,263
* Varian Medical Systems Inc.	15,690	1,232
* Centene Corp.	19,900	1,184
* IDEXX Laboratories Inc.	17,100	1,173
* Medivation Inc.	27,000	1,136
* Alnylam Pharmaceuticals Inc.	12,900	1,109
* United Therapeutics Corp.	7,500	1,100
* Quintiles Transnational Holdings Inc.	15,227	969
* Isis Pharmaceuticals Inc.	19,700	949
* DexCom Inc.	11,200	933
* Sirona Dental Systems Inc.	8,200	895
* Health Net Inc.	13,600	874
* Envision Healthcare Holdings Inc.	30,534	861
West Pharmaceutical Services Inc.	13,800	828
* Bluebird Bio Inc.	10,651	822
* Anacor Pharmaceuticals Inc.	7,100	798
Teleflex Inc.	6,000	798
STERIS Corp.	10,595	794
* WellCare Health Plans Inc.	8,100	718
* Seattle Genetics Inc.	17,000	705
* Team Health Holdings Inc.	11,600	692
* Neurocrine Biosciences Inc.	13,700	673
* Juno Therapeutics Inc.	12,800	663
* Dyax Corp.	24,000	661
* Acadia Healthcare Co. Inc.	10,376	637
* Ultragenyx Pharmaceutical Inc.	6,400	636
* Brookdale Senior Living Inc.	29,673	620
* Amsurg Corp.	8,542	599
* Align Technology Inc.	9,100	596
* Alere Inc.	12,700	586
* Community Health Systems Inc.	19,602	550
* OPKO Health Inc.	56,600	535
* Clovis Oncology Inc.	5,253	525
* ABIOMED Inc.	7,100	523
* PAREXEL International Corp.	8,100	511
* Tenet Healthcare Corp.	16,250	510
* LifePoint Health Inc.	7,300	503
HealthSouth Corp.	14,120	492
* Neogen Corp.	9,000	486
Hill-Rom Holdings Inc.	9,200	485
* ACADIA Pharmaceuticals Inc.	13,500	470
* Kite Pharma Inc.	6,900	470
* Horizon Pharma plc	28,724	452
* Impax Laboratories Inc.	13,000	450
* Prestige Brands Holdings Inc.	8,600	421
* Radius Health Inc.	6,400	411
* NuVasive Inc.	8,700	410
* Molina Healthcare Inc.	6,600	409
* Charles River Laboratories International Inc.	6,200	404
* Catalent Inc.	15,200	404
* China Biologic Products Inc.	3,500	399
* Medicines Co.	11,400	390
* Myriad Genetics Inc.	9,300	375
* Akorn Inc.	13,800	369

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Cepheid	10,900	364
*	Bio-Rad Laboratories Inc. Class A	2,600	363
*	Intercept Pharmaceuticals Inc.	2,300	362
	Bio-Techne Corp.	4,000	353
	Healthcare Services Group Inc.	9,400	350
*	Bruker Corp.	18,400	338
*	Novavax Inc.	47,951	324
*	Intrexon Corp.	9,600	323
*	Taro Pharmaceutical Industries Ltd.	2,200	319
*	Portola Pharmaceuticals Inc. Class A	6,500	309
*	Wright Medical Group NV	15,732	304
*	Halyard Health Inc.	10,125	300
*	Chimerix Inc.	7,396	290
*	Pacira Pharmaceuticals Inc.	5,800	290
*	ICU Medical Inc.	2,600	286
*	IPC Healthcare Inc.	3,600	283
*	Puma Biotechnology Inc.	3,300	272
*	Halozyme Therapeutics Inc.	17,200	269
*	Ironwood Pharmaceuticals Inc. Class A	23,500	267
*	Ophthotech Corp.	5,300	265
*	Insulet Corp.	8,800	263
*	Ligand Pharmaceuticals Inc.	2,900	262
*	Amedisys Inc.	6,600	261
*	Natus Medical Inc.	5,700	260
	Owens & Minor Inc.	7,200	258
*	Haemonetics Corp.	7,600	257
*	Masimo Corp.	6,400	254
*	ZS Pharma Inc.	3,800	247
	Select Medical Holdings Corp.	21,700	245
	Cantel Medical Corp.	4,100	243
*	Nektar Therapeutics	20,300	241
*	AMAG Pharmaceuticals Inc.	5,915	237
*	Magellan Health Inc.	4,300	230
*	Air Methods Corp.	5,600	229
*	Insmed Inc.	11,500	228
*	Omnicell Inc.	8,300	226
	Ensign Group Inc.	5,100	215
*	Repligen Corp.	6,400	213
*	Agios Pharmaceuticals Inc.	2,900	211
*	ZIOPHARM Oncology Inc.	18,200	207
*	Integra LifeSciences Holdings Corp.	3,457	206
*	VWR Corp.	7,400	204
*	FibroGen Inc.	8,700	203
*	ARIAD Pharmaceuticals Inc.	29,441	201
*	Depomed Inc.	11,400	199
*	INC Research Holdings Inc. Class A	4,700	196
*	Merrimack Pharmaceuticals Inc.	20,800	194
*	Acorda Therapeutics Inc.	5,300	191
*	Celldex Therapeutics Inc.	15,700	189
*	TESARO Inc.	4,127	188
	CONMED Corp.	4,500	183
*	Alder Biopharmaceuticals Inc.	5,700	182
*	Globus Medical Inc.	8,100	181
*	ImmunoGen Inc.	15,300	179
*	Surgical Care Affiliates Inc.	6,000	178
*	Lannett Co. Inc.	3,800	170
*	TherapeuticsMD Inc.	28,000	164
*	Nevro Corp.	4,000	163
	Kindred Healthcare Inc.	11,900	159
*,^	MannKind Corp.	46,800	155
*	Amicus Therapeutics Inc.	20,500	154
*	Cempra Inc.	6,700	149
*	HMS Holdings Corp.	13,800	145
	Abaxis Inc.	2,800	141

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Spark Therapeutics Inc.	2,600	140
*	Insys Therapeutics Inc.	5,400	139
*	Relypsa Inc.	8,500	136
*	Sage Therapeutics Inc.	2,700	136
	PDL BioPharma Inc.	29,600	136
*	Momenta Pharmaceuticals Inc.	8,212	135
	Analogic Corp.	1,500	131
*	NxStage Medical Inc.	7,600	127
	Theravance Inc.	13,700	120
*	Exact Sciences Corp.	13,400	112
*	PharMerica Corp.	3,900	111
*	Merit Medical Systems Inc.	5,600	104
*	HeartWare International Inc.	2,300	99
	Invacare Corp.	5,100	88
*	PRA Health Sciences Inc.	2,500	88
*	Accuray Inc.	12,800	86
*	Luminex Corp.	4,700	86
*	Lexicon Pharmaceuticals Inc.	8,849	84
*	PTC Therapeutics Inc.	3,200	80
*	Spectranetics Corp.	6,300	77
	Meridian Bioscience Inc.	4,000	76
*	Healthways Inc.	6,400	75
*	Arena Pharmaceuticals Inc.	39,300	74
*	Hanger Inc.	5,000	72
*	Infinity Pharmaceuticals Inc.	6,900	71
*,^	Keryx Biopharmaceuticals Inc.	14,100	63
*	Quidel Corp.	3,200	61
*	Tetraphase Pharmaceuticals Inc.	6,800	61
*	Esperion Therapeutics Inc.	2,300	55
*	CorVel Corp.	1,600	53
*	Orthofix International NV	1,500	51
*	LHC Group Inc.	1,100	50
	Universal American Corp.	5,500	41
*	Theravance Biopharma Inc.	2,657	40
*	Genomic Health Inc.	1,700	36
*	Aegerion Pharmaceuticals Inc.	2,200	32
*	SeaSpine Holdings Corp.	1,152	17
			549,507
Industrials (6.5%)
^	General Electric Co.	1,850,869	53,527
	3M Co.	126,482	19,884
	Boeing Co.	119,761	17,733
	United Technologies Corp.	153,417	15,098
	Union Pacific Corp.	156,264	13,962
	United Parcel Service Inc. Class B	133,619	13,765
	Honeywell International Inc.	131,777	13,610
	Accenture plc Class A	108,045	11,582
	Lockheed Martin Corp.	52,205	11,476
	Danaher Corp.	109,368	10,205
	General Dynamics Corp.	67,414	10,016
	Automatic Data Processing Inc.	104,986	9,133
	Northrop Grumman Corp.	44,151	8,289
	Caterpillar Inc.	110,036	8,032
	Raytheon Co.	66,461	7,803
	FedEx Corp.	45,915	7,165
*	PayPal Holdings Inc.	198,260	7,139
	Precision Castparts Corp.	26,543	6,126
	Illinois Tool Works Inc.	63,427	5,831
	Deere & Co.	70,219	5,477
	Emerson Electric Co.	111,707	5,276
*	LinkedIn Corp. Class A	20,580	4,957
	Norfolk Southern Corp.	59,989	4,801
	Eaton Corp. plc	84,135	4,704
	CSX Corp.	174,251	4,703

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
TE Connectivity Ltd.	66,420	4,280
Ingersoll-Rand plc	68,987	4,088
Waste Management Inc.	74,945	4,029
Agilent Technologies Inc.	100,163	3,782
* Fiserv Inc.	37,912	3,659
Rockwell Automation Inc.	33,288	3,634
Cintas Corp.	38,358	3,571
Fidelity National Information Services Inc.	47,678	3,477
Sherwin-Williams Co.	12,940	3,453
* Alliance Data Systems Corp.	11,156	3,317
PACCAR Inc.	60,567	3,189
Vulcan Materials Co.	32,086	3,099
Cummins Inc.	29,553	3,059
Roper Technologies Inc.	16,229	3,024
Amphenol Corp. Class A	53,034	2,876
Paychex Inc.	50,825	2,622
PerkinElmer Inc.	50,331	2,599
Robert Half International Inc.	48,777	2,569
Tyco International plc	67,530	2,461
AO Smith Corp.	31,900	2,451
WestRock Co.	44,038	2,367
Parker-Hannifin Corp.	22,611	2,367
* Teledyne Technologies Inc.	23,548	2,101
AMETEK Inc.	37,993	2,083
Packaging Corp. of America	29,747	2,036
* Armstrong World Industries Inc.	41,011	2,035
Republic Services Inc. Class A	45,778	2,002
* Jacobs Engineering Group Inc.	49,223	1,976
WW Grainger Inc.	9,392	1,972
* Verisk Analytics Inc. Class A	26,300	1,883
* TransDigm Group Inc.	8,500	1,869
Orbital ATK Inc.	21,461	1,837
Textron Inc.	43,170	1,820
Martin Marietta Materials Inc.	11,700	1,815
Xerox Corp.	190,182	1,786
* FleetCor Technologies Inc.	12,321	1,785
Masco Corp.	60,587	1,757
Rockwell Collins Inc.	19,858	1,722
Fastenal Co.	43,480	1,703
Pentair plc	30,294	1,694
Dover Corp.	25,946	1,672
Sealed Air Corp.	33,935	1,667
Acuity Brands Inc.	7,500	1,640
L-3 Communications Holdings Inc.	12,895	1,630
CH Robinson Worldwide Inc.	23,136	1,605
Kansas City Southern	18,985	1,571
Brink's Co.	48,400	1,499
Expeditors International of Washington Inc.	29,995	1,493
* Keysight Technologies Inc.	44,669	1,478
Ball Corp.	21,560	1,477
MDU Resources Group Inc.	78,276	1,476
Towers Watson & Co. Class A	11,800	1,458
Fortune Brands Home & Security Inc.	27,850	1,457
* Stericycle Inc.	11,931	1,448
Owens Corning	31,800	1,448
* CoreLogic Inc.	36,845	1,436
Global Payments Inc.	9,400	1,282
Total System Services Inc.	24,135	1,266
* Sensata Technologies Holding NV	26,185	1,259
* Louisiana-Pacific Corp.	71,100	1,256
* AerCap Holdings NV	29,716	1,233
Broadridge Financial Solutions Inc.	20,295	1,209
Fluor Corp.	25,205	1,205
ManpowerGroup Inc.	12,854	1,180

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* United Rentals Inc.	15,600	1,168
* HD Supply Holdings Inc.	37,900	1,129
* Vantiv Inc. Class A	22,410	1,124
* Crown Holdings Inc.	21,141	1,121
* Spirit AeroSystems Holdings Inc. Class A	21,058	1,111
JB Hunt Transport Services Inc.	14,481	1,106
* Mettler-Toledo International Inc.	3,524	1,096
Xylem Inc.	28,835	1,050
* Flextronics International Ltd.	90,725	1,033
* Trimble Navigation Ltd.	44,800	1,019
Flowserve Corp.	21,966	1,018
* CoStar Group Inc.	4,900	995
Valspar Corp.	12,142	983
Wabtec Corp.	11,700	970
Avnet Inc.	21,243	965
Waste Connections Inc.	17,600	959
Graphic Packaging Holding Co.	65,380	926
Allegion plc	13,891	905
Huntington Ingalls Industries Inc.	7,529	903
ADT Corp.	26,871	888
Oshkosh Corp.	20,996	863
* Old Dominion Freight Line Inc.	13,550	839
Lennox International Inc.	6,300	837
Materion Corp.	27,416	827
* Arrow Electronics Inc.	14,882	818
Jabil Circuit Inc.	35,019	805
Allison Transmission Holdings Inc.	27,623	793
Carlisle Cos. Inc.	9,100	792
Chicago Bridge & Iron Co. NV	17,610	790
B/E Aerospace Inc.	16,500	775
IDEX Corp.	9,600	737
Jack Henry & Associates Inc.	9,300	719
Hubbell Inc. Class B	7,300	707
Graco Inc.	9,400	690
AGCO Corp.	14,200	687
* Zebra Technologies Corp.	8,900	684
Bemis Co. Inc.	14,760	676
* Berry Plastics Group Inc.	19,782	663
Hexcel Corp.	14,300	662
Ryder System Inc.	9,087	652
* Euronet Worldwide Inc.	8,000	642
Donaldson Co. Inc.	20,800	628
* AECOM	21,300	628
Lincoln Electric Holdings Inc.	10,400	622
Toro Co.	8,200	617
Nordson Corp.	8,600	613
AptarGroup Inc.	8,200	603
MAXIMUS Inc.	8,800	600
* Quanta Services Inc.	28,600	575
Trinity Industries Inc.	21,200	574
* Kirby Corp.	8,700	568
* Owens-Illinois Inc.	26,350	568
* Genpact Ltd.	22,800	565
* Genesee & Wyoming Inc. Class A	8,400	564
* WEX Inc.	6,200	557
FLIR Systems Inc.	20,600	549
EnerSys	8,800	537
Sonoco Products Co.	12,400	529
ITT Corp.	12,967	513
Booz Allen Hamilton Holding Corp. Class A	17,358	511
Curtiss-Wright Corp.	7,300	508
* Cimpress NV	6,300	497
RR Donnelley & Sons Co.	29,260	494
CEB Inc.	6,600	493

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*,^	XPO Logistics Inc.	17,753	493
	Air Lease Corp. Class A	14,400	485
*	Colfax Corp.	17,940	484
*	IPG Photonics Corp.	5,800	479
	Woodward Inc.	10,500	478
	Eagle Materials Inc.	7,200	475
	National Instruments Corp.	15,500	472
	Joy Global Inc.	27,335	470
	Watsco Inc.	3,700	455
	BWX Technologies Inc.	16,050	454
	Deluxe Corp.	7,600	453
	MSC Industrial Direct Co. Inc. Class A	7,200	452
	Cognex Corp.	11,600	436
	FEI Co.	6,000	433
	John Bean Technologies Corp.	9,600	431
	KBR Inc.	22,900	422
*	Generac Holdings Inc.	13,200	417
	Belden Inc.	6,500	416
	Crane Co.	7,700	405
	Landstar System Inc.	6,400	403
	Valmont Industries Inc.	3,700	401
	World Fuel Services Corp.	8,900	396
	Heartland Payment Systems Inc.	5,200	385
*	Esterline Technologies Corp.	4,900	378
*	Imperva Inc.	5,300	374
	Triumph Group Inc.	8,000	373
*	Clean Harbors Inc.	8,000	372
	Korn/Ferry International	10,200	371
	Regal Beloit Corp.	5,700	364
*	Advisory Board Co.	8,200	359
	EMCOR Group Inc.	7,200	348
*	USG Corp.	14,700	346
	Terex Corp.	17,102	343
	Littelfuse Inc.	3,300	330
*	KLX Inc.	8,400	329
*	On Assignment Inc.	7,200	325
	Kennametal Inc.	11,500	323
*	Anixter International Inc.	4,700	322
	CLARCOR Inc.	6,400	319
*	Proto Labs Inc.	4,900	318
*	Headwaters Inc.	15,400	316
	Convergys Corp.	12,000	308
	Manitowoc Co. Inc.	19,700	301
*	WESCO International Inc.	6,100	298
	Timken Co.	9,400	297
	Universal Forest Products Inc.	4,000	291
*	Sanmina Corp.	13,800	285
*	LifeLock Inc.	20,300	284
*	Greatbatch Inc.	5,300	283
*,^	Ambarella Inc.	5,700	282
	Silgan Holdings Inc.	5,484	279
	GATX Corp.	5,900	276
	Aircastle Ltd.	12,100	274
	Barnes Group Inc.	7,200	271
	Advanced Drainage Systems Inc.	8,600	270
*	Moog Inc. Class A	4,300	266
*	AMN Healthcare Services Inc.	9,100	258
*	CBIZ Inc.	24,000	258
*	Rexnord Corp.	13,889	257
*	Knowles Corp.	15,373	256
*	NeuStar Inc. Class A	9,400	256
*	RBC Bearings Inc.	3,700	253
	Covanta Holding Corp.	14,800	248
	Applied Industrial Technologies Inc.	6,000	248

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Actuant Corp. Class A	10,700	244
UniFirst Corp.	2,300	242
Teekay Corp.	7,500	241
* TrueBlue Inc.	8,000	232
* ExamWorks Group Inc.	8,200	232
* ExlService Holdings Inc.	5,200	230
* Masonite International Corp.	3,800	228
AZZ Inc.	4,100	227
Scorpio Tankers Inc.	24,800	226
AAON Inc.	10,950	224
Badger Meter Inc.	3,700	224
* Trex Co. Inc.	5,700	223
Nordic American Tankers Ltd.	14,498	222
Tetra Tech Inc.	8,200	221
* SPX FLOW Inc.	6,499	220
Mobile Mini Inc.	6,400	219
* Coherent Inc.	4,000	217
* Universal Display Corp.	6,300	216
* WageWorks Inc.	4,500	216
Outerwall Inc.	3,600	216
* Swift Transportation Co.	13,800	216
* Rofin-Sinar Technologies Inc.	7,400	214
* TASER International Inc.	8,800	206
Knight Transportation Inc.	8,100	206
Franklin Electric Co. Inc.	6,200	204
* Meritor Inc.	18,600	202
* M/A-COM Technology Solutions Holdings Inc.	5,900	199
Comfort Systems USA Inc.	6,200	198
* Hub Group Inc. Class A	4,900	196
* FTI Consulting Inc.	5,700	194
Methode Electronics Inc.	5,800	193
EVERTEC Inc.	10,400	190
* Plexus Corp.	5,400	187
* MasTec Inc.	11,100	186
Apogee Enterprises Inc.	3,700	183
Sturm Ruger & Co. Inc.	3,200	182
MSA Safety Inc.	4,000	174
Tennant Co.	3,000	174
* Itron Inc.	4,700	173
Forward Air Corp.	3,800	172
* OSI Systems Inc.	2,000	172
Vishay Intertechnology Inc.	16,200	172
* TopBuild Corp.	6,098	172
Matson Inc.	3,700	170
* Huron Consulting Group Inc.	3,500	169
Ship Finance International Ltd.	9,813	168
ABM Industries Inc.	5,900	168
Mueller Water Products Inc. Class A	18,900	166
Essendant Inc.	4,800	166
* Cardtronics Inc.	4,800	166
Watts Water Technologies Inc. Class A	3,000	163
* Team Inc.	4,500	158
* DigitalGlobe Inc.	10,354	155
Werner Enterprises Inc.	5,800	153
G&K Services Inc. Class A	2,300	151
* Benchmark Electronics Inc.	7,600	150
Albany International Corp.	4,000	150
Harsco Corp.	13,900	149
Brady Corp. Class A	6,400	146
Mueller Industries Inc.	4,600	145
* II-VI Inc.	8,000	145
Greenbrier Cos. Inc.	3,800	145
* Navistar International Corp.	11,700	144
Standex International Corp.	1,600	144

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Quanex Building Products Corp.	7,600	143
EnPro Industries Inc.	2,900	142
* Navigant Consulting Inc.	8,200	141
* Aerojet Rocketdyne Holdings Inc.	8,200	139
Otter Tail Corp.	5,000	137
* Babcock & Wilcox Enterprises Inc.	8,025	136
General Cable Corp.	8,800	135
* Rogers Corp.	2,800	130
Insperity Inc.	2,800	130
Heartland Express Inc.	6,900	130
* Atlas Air Worldwide Holdings Inc.	3,100	128
Greif Inc. Class A	3,900	128
* Boise Cascade Co.	4,200	126
Cubic Corp.	2,800	126
Granite Construction Inc.	3,800	125
* Veeco Instruments Inc.	6,900	124
* Sykes Enterprises Inc.	4,200	122
MTS Systems Corp.	1,800	119
ManTech International Corp. Class A	4,100	118
HEICO Corp.	2,343	118
Simpson Manufacturing Co. Inc.	3,000	114
* Wesco Aircraft Holdings Inc.	9,100	113
Hyster-Yale Materials Handling Inc.	1,900	111
AAR Corp.	4,900	111
* Nortek Inc.	1,800	110
Hollysys Automation Technologies Ltd.	5,100	109
Kelly Services Inc. Class A	6,900	109
* PHH Corp.	7,400	109
Kaman Corp.	2,700	105
* TriMas Corp.	5,200	104
Astec Industries Inc.	3,200	104
Encore Wire Corp.	2,400	103
* Aegion Corp. Class A	5,300	102
CIRCOR International Inc.	2,100	96
TAL International Group Inc.	5,600	95
* TriNet Group Inc.	5,000	95
Federal Signal Corp.	6,300	95
* UTi Worldwide Inc.	13,300	95
US Ecology Inc.	2,400	94
* Saia Inc.	3,700	87
ESCO Technologies Inc.	2,300	85
Seaspan Corp. Class A	5,000	82
Lindsay Corp.	1,200	81
Raven Industries Inc.	4,400	80
SPX Corp.	6,499	80
Viad Corp.	2,600	78
Primoris Services Corp.	3,900	78
* Monster Worldwide Inc.	12,300	77
AVX Corp.	5,700	77
* ServiceSource International Inc.	17,900	76
* Newport Corp.	5,000	76
Griffon Corp.	4,200	72
* FARO Technologies Inc.	2,100	71
Powell Industries Inc.	2,100	70
* Tutor Perini Corp.	4,000	67
* Engility Holdings Inc.	2,073	67
H&E Equipment Services Inc.	3,200	62
Resources Connection Inc.	3,400	61
Schnitzer Steel Industries Inc.	3,500	59
GasLog Ltd.	5,000	58
American Railcar Industries Inc.	1,000	58
Myers Industries Inc.	3,500	55
CTS Corp.	3,000	55
* Diana Shipping Inc.	8,100	51

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	McGrath RentCorp	1,700	51
	Textainer Group Holdings Ltd.	2,600	51
	TimkenSteel Corp.	4,700	50
	TeleTech Holdings Inc.	1,700	49
	American Science & Engineering Inc.	1,300	49
*	TTM Technologies Inc.	6,100	45
*	Gibraltar Industries Inc.	1,700	43
	Daktronics Inc.	4,400	43
	Acacia Research Corp.	6,100	41
	Checkpoint Systems Inc.	5,300	40
*	Era Group Inc.	2,400	33
*	Aerovironment Inc.	1,400	32
	Park Electrochemical Corp.	1,700	28
*	DXP Enterprises Inc.	800	24
*	Golden Ocean Group Ltd.	10,615	21
	Navios Maritime Holdings Inc.	8,900	19
*	Horizon Global Corp.	2,080	18
*	DryShips Inc.	81,100	16
			509,375
Oil & Gas (3.5%)
	Exxon Mobil Corp.	772,099	63,883
	Chevron Corp.	352,052	31,994
	Schlumberger Ltd.	229,663	17,950
	ConocoPhillips	218,749	11,670
	Occidental Petroleum Corp.	148,319	11,056
	Kinder Morgan Inc.	334,922	9,160
	Phillips 66	102,378	9,117
	EOG Resources Inc.	103,474	8,883
	Anadarko Petroleum Corp.	95,580	6,392
	Halliburton Co.	165,781	6,363
	Valero Energy Corp.	90,061	5,937
	Williams Cos. Inc.	145,635	5,744
	Marathon Petroleum Corp.	99,330	5,145
	Baker Hughes Inc.	77,055	4,059
	Apache Corp.	85,370	4,023
	Spectra Energy Corp.	135,015	3,857
	Pioneer Natural Resources Co.	26,251	3,600
*	Concho Resources Inc.	29,913	3,467
	Tesoro Corp.	27,410	2,931
	Devon Energy Corp.	66,180	2,775
	National Oilwell Varco Inc.	73,257	2,757
	Noble Energy Inc.	73,699	2,641
	Hess Corp.	44,151	2,482
*	Cameron International Corp.	35,333	2,403
	HollyFrontier Corp.	45,642	2,235
	Marathon Oil Corp.	119,648	2,199
*	Cheniere Energy Inc.	39,977	1,980
	Cimarex Energy Co.	15,941	1,882
*	FMC Technologies Inc.	54,215	1,834
	EQT Corp.	24,955	1,649
*	Weatherford International plc	152,303	1,560
	Cabot Oil & Gas Corp.	66,582	1,446
	Columbia Pipeline Group Inc.	52,195	1,084
*	Newfield Exploration Co.	26,401	1,061
	Noble Corp. plc	71,095	958
	Helmerich & Payne Inc.	16,500	928
^	Chesapeake Energy Corp.	120,764	861
	OGE Energy Corp.	29,800	850
	Energen Corp.	14,400	837
	Range Resources Corp.	27,422	835
*	Diamondback Energy Inc.	11,100	820
	Core Laboratories NV	6,800	791
	Murphy Oil Corp.	26,123	743
*	Southwestern Energy Co.	61,552	680

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Ensco plc Class A	40,184	668
	Oceaneering International Inc.	15,900	668
*	First Solar Inc.	11,370	649
*	Whiting Petroleum Corp.	35,735	616
*	Gulfport Energy Corp.	20,138	614
	PBF Energy Inc. Class A	17,702	602
*	Continental Resources Inc.	15,112	512
	Nabors Industries Ltd.	50,008	502
	Western Refining Inc.	11,074	461
	Golar LNG Ltd.	15,800	458
	Targa Resources Corp.	7,684	439
	QEP Resources Inc.	27,699	428
*	Cobalt International Energy Inc.	52,092	400
	Rowan Cos. plc Class A	19,588	386
*	RSP Permian Inc.	13,700	376
*	Carrizo Oil & Gas Inc.	9,779	368
*	PDC Energy Inc.	6,057	365
*	Dril-Quip Inc.	5,500	339
	SM Energy Co.	9,900	330
*	Matador Resources Co.	12,600	324
	Superior Energy Services Inc.	22,635	321
*	WPX Energy Inc.	46,699	320
	Patterson-UTI Energy Inc.	21,359	318
*	NOW Inc.	19,240	318
*	Laredo Petroleum Inc.	25,200	289
*	Rice Energy Inc.	18,644	285
	SemGroup Corp. Class A	6,200	282
*	InterOil Corp.	6,700	256
*	Oil States International Inc.	8,300	249
*	Parsley Energy Inc. Class A	13,722	243
*	Oasis Petroleum Inc.	20,000	233
	Delek US Holdings Inc.	8,480	231
*	Antero Resources Corp.	8,700	205
	Diamond Offshore Drilling Inc.	10,218	203
*	MRC Global Inc.	16,800	200
	California Resources Corp.	47,222	191
*	SunPower Corp. Class A	7,100	191
	Denbury Resources Inc.	53,026	188
	Exterran Holdings Inc.	8,600	187
	CVR Energy Inc.	4,200	187
*	McDermott International Inc.	40,077	185
	Pattern Energy Group Inc. Class A	7,628	178
	Atwood Oceanics Inc.	10,300	170
	Bristow Group Inc.	4,700	163
*	Kosmos Energy Ltd.	20,779	142
*	SEACOR Holdings Inc.	2,400	140
*	Flotek Industries Inc.	7,600	138
*	Canadian Solar Inc.	5,900	129
*,^	Ultra Petroleum Corp.	23,355	128
	Green Plains Inc.	5,800	119
	RPC Inc.	10,600	117
*	Forum Energy Technologies Inc.	8,800	117
*	Matrix Service Co.	5,000	114
	Frank's International NV	6,200	106
*	Unit Corp.	8,200	103
*	Memorial Resource Development Corp.	5,700	101
*	C&J Energy Services Ltd.	18,800	94
*	Helix Energy Solutions Group Inc.	15,600	90
*	Hornbeck Offshore Services Inc.	6,400	86
	Tidewater Inc.	6,100	75
*	Chart Industries Inc.	4,200	72
*	Clayton Williams Energy Inc.	1,100	66
*	Newpark Resources Inc.	10,100	57
*	TETRA Technologies Inc.	8,400	57

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Halcon Resources Corp.	80,200	56
CARBO Ceramics Inc.	3,100	54
* Sanchez Energy Corp.	6,500	39
* Stone Energy Corp.	6,456	36
* Bonanza Creek Energy Inc.	6,044	34
* EP Energy Corp. Class A	5,200	29
* Bill Barrett Corp.	5,600	27
* Pacific Drilling SA	15,800	25
* Civeo Corp.	12,800	24
* SandRidge Energy Inc.	63,900	24
Ocean Rig UDW Inc.	9,500	20
W&T Offshore Inc.	5,000	16
* Contango Oil & Gas Co.	2,100	16
* ION Geophysical Corp.	26,300	10
* PHI Inc.	385	7
* Magnum Hunter Resources Corp.	23,700	6
		271,094
Other (0.0%)[3]
* Leap Wireless International Inc CVR	5,200	13

Technology (8.6%)
Apple Inc.	1,058,394	126,478
Microsoft Corp.	1,324,729	69,734
* Facebook Inc. Class A	393,158	40,090
* Alphabet Inc. Class A	53,037	39,109
* Alphabet Inc.	53,068	37,721
Intel Corp.	860,243	29,128
Cisco Systems Inc.	933,537	26,933
International Business Machines Corp.	182,302	25,537
Oracle Corp.	606,785	23,568
QUALCOMM Inc.	288,369	17,135
Texas Instruments Inc.	186,091	10,555
* salesforce.com inc	120,395	9,356
EMC Corp.	345,301	9,054
Hewlett-Packard Co.	325,985	8,789
* Adobe Systems Inc.	95,993	8,511
* Cognizant Technology Solutions Corp. Class A	111,160	7,571
Avago Technologies Ltd. Class A	46,629	5,741
* Yahoo! Inc.	157,024	5,593
Broadcom Corp. Class A	103,705	5,330
Intuit Inc.	50,080	4,879
Corning Inc.	229,820	4,275
* Gartner Inc.	44,100	3,999
Altera Corp.	70,091	3,683
* Citrix Systems Inc.	44,759	3,675
* NXP Semiconductors NV	44,800	3,510
* Micron Technology Inc.	209,922	3,476
NVIDIA Corp.	120,881	3,429
Applied Materials Inc.	204,382	3,427
* Cerner Corp.	51,006	3,381
Analog Devices Inc.	56,121	3,374
Juniper Networks Inc.	106,394	3,340
SanDisk Corp.	43,215	3,328
Western Digital Corp.	46,394	3,100
* Autodesk Inc.	55,473	3,062
* Check Point Software Technologies Ltd.	33,839	2,874
Skyworks Solutions Inc.	33,200	2,564
Motorola Solutions Inc.	35,945	2,515
* Red Hat Inc.	31,486	2,491
* Twitter Inc.	81,900	2,331
Symantec Corp.	110,005	2,266
* F5 Networks Inc.	20,262	2,233
Lam Research Corp.	28,611	2,191
Xilinx Inc.	43,097	2,052

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Maxim Integrated Products Inc.	48,336	1,981
Seagate Technology plc	51,983	1,978
KLA-Tencor Corp.	28,492	1,912
* Akamai Technologies Inc.	29,902	1,819
NetApp Inc.	51,940	1,766
Microchip Technology Inc.	36,481	1,762
CDK Global Inc.	35,027	1,744
Linear Technology Corp.	36,951	1,641
Harris Corp.	20,263	1,603
* VeriSign Inc.	18,766	1,513
Computer Sciences Corp.	22,590	1,504
CA Inc.	53,950	1,495
* Mobileye NV	32,405	1,475
Amdocs Ltd.	23,838	1,420
* Workday Inc. Class A	17,672	1,396
Brocade Communications Systems Inc.	133,700	1,393
* Polycom Inc.	98,841	1,362
* ANSYS Inc.	12,555	1,197
* Palo Alto Networks Inc.	7,400	1,191
* Cadence Design Systems Inc.	51,365	1,141
* Qorvo Inc.	25,427	1,117
* Synopsys Inc.	21,919	1,095
SS&C Technologies Holdings Inc.	14,768	1,095
* VMware Inc. Class A	17,468	1,051
CDW Corp.	23,134	1,034
* CommVault Systems Inc.	25,130	1,018
* Manhattan Associates Inc.	13,100	954
* Tyler Technologies Inc.	5,600	954
* athenahealth Inc.	6,200	945
* Ultimate Software Group Inc.	4,600	940
* NCR Corp.	31,214	830
* Fortinet Inc.	24,100	828
* Tableau Software Inc. Class A	9,302	781
IAC/InterActiveCorp	11,619	779
* Integrated Device Technology Inc.	30,200	770
* ON Semiconductor Corp.	69,167	761
* SolarWinds Inc.	12,700	737
* Microsemi Corp.	19,900	717
* Teradata Corp.	24,836	698
* Nuance Communications Inc.	41,100	697
* IMS Health Holdings Inc.	25,500	694
* CommScope Holding Co. Inc.	21,100	684
* Splunk Inc.	11,898	668
Ingram Micro Inc.	22,300	664
* Cavium Inc.	9,200	653
Teradyne Inc.	33,400	652
* NetScout Systems Inc.	17,838	640
DST Systems Inc.	5,191	634
* PTC Inc.	17,700	627
Pitney Bowes Inc.	30,047	620
Garmin Ltd.	17,336	615
* Yandex NV Class A	37,962	611
* Ciena Corp.	25,100	606
* Aspen Technology Inc.	14,100	584
* Guidewire Software Inc.	10,000	582
Cypress Semiconductor Corp.	55,232	582
* VeriFone Systems Inc.	19,100	576
Solera Holdings Inc.	10,500	574
* ServiceNow Inc.	6,900	563
* Allscripts Healthcare Solutions Inc.	39,200	551
j2 Global Inc.	7,100	551
Blackbaud Inc.	8,700	545
* ARRIS Group Inc.	19,268	544
Marvell Technology Group Ltd.	65,379	537

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Proofpoint Inc.	7,600	535
* NetSuite Inc.	6,219	529
* Freescale Semiconductor Ltd.	15,256	511
Leidos Holdings Inc.	9,569	503
* Dycom Industries Inc.	6,600	502
* Synaptics Inc.	5,800	494
* Qlik Technologies Inc.	15,000	471
* Rackspace Hosting Inc.	18,100	468
Atmel Corp.	60,100	457
* Arista Networks Inc.	7,000	452
* Tech Data Corp.	6,200	451
* SINA Corp.	9,321	444
* Verint Systems Inc.	9,100	433
Mentor Graphics Corp.	15,800	430
* Cree Inc.	16,915	426
* ViaSat Inc.	6,400	422
* PMC-Sierra Inc.	35,100	418
* ACI Worldwide Inc.	16,900	405
* Ellie Mae Inc.	5,500	401
Diebold Inc.	10,826	399
SYNNEX Corp.	4,500	398
Fair Isaac Corp.	4,200	388
* Infinera Corp.	19,500	385
* FireEye Inc.	14,600	382
* Veeva Systems Inc. Class A	15,000	381
* Fleetmatics Group plc	6,500	362
Plantronics Inc.	6,600	354
* EchoStar Corp. Class A	7,800	350
* Fairchild Semiconductor International Inc. Class A	20,800	347
* Entegris Inc.	26,000	334
Monolithic Power Systems Inc.	5,100	318
* SunEdison Inc.	43,300	316
* Medidata Solutions Inc.	7,300	314
* Electronics For Imaging Inc.	6,700	311
* CACI International Inc. Class A	3,200	311
* Premier Inc. Class A	9,175	310
* Silicon Laboratories Inc.	6,200	310
* MicroStrategy Inc. Class A	1,800	310
* Cirrus Logic Inc.	10,000	308
* Cabot Microelectronics Corp.	7,200	304
* Demandware Inc.	5,300	300
Lexmark International Inc. Class A	9,200	299
Tessera Technologies Inc.	8,300	290
* Virtusa Corp.	5,000	287
* Semtech Corp.	14,900	261
InterDigital Inc.	5,100	259
MKS Instruments Inc.	7,300	257
* CyberArk Software Ltd.	5,000	248
* Syntel Inc.	5,200	245
* Sohu.com Inc.	4,800	242
* EPAM Systems Inc.	3,100	240
* Paycom Software Inc.	6,300	239
Science Applications International Corp.	5,153	236
* OmniVision Technologies Inc.	8,100	234
West Corp.	9,818	234
* Qualys Inc.	6,500	230
* Zendesk Inc.	11,400	229
* Nimble Storage Inc.	10,000	226
* MedAssets Inc.	9,500	225
Intersil Corp. Class A	16,500	224
* Progress Software Corp.	9,100	221
* InterXion Holding NV	7,300	214
* LogMeIn Inc.	3,100	209
* AVG Technologies NV	8,800	209

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Advanced Micro Devices Inc.	97,706	207
*	BroadSoft Inc.	6,400	205
	Power Integrations Inc.	4,000	202
*	Gogo Inc.	13,800	195
*	Envestnet Inc.	6,500	194
*	Cornerstone OnDemand Inc.	6,000	189
*	Stratasys Ltd.	7,400	189
*	Cray Inc.	6,200	184
	Cogent Communications Holdings Inc.	5,900	181
*	QLogic Corp.	14,100	175
*	NETGEAR Inc.	4,200	174
*	Advanced Energy Industries Inc.	6,000	170
*	Viavi Solutions Inc.	28,200	168
*	HubSpot Inc.	3,200	166
*	Synchronoss Technologies Inc.	4,700	165
*	3D Systems Corp.	16,300	164
*	Bottomline Technologies de Inc.	5,900	163
	CSG Systems International Inc.	4,800	161
*	Finisar Corp.	13,800	157
	NIC Inc.	7,800	148
*	Ixia	10,100	146
	Ebix Inc.	5,200	144
*	Amkor Technology Inc.	22,600	141
*	Super Micro Computer Inc.	4,900	138
*	Rambus Inc.	13,100	135
*	ScanSource Inc.	3,900	135
*	Rovi Corp.	14,399	132
*	Loral Space & Communications Inc.	2,900	130
	Forrester Research Inc.	4,000	129
*	Diodes Inc.	5,500	126
*,^	Ubiquiti Networks Inc.	4,300	125
*	RealPage Inc.	7,300	123
*	Marketo Inc.	4,100	121
*	Endurance International Group Holdings Inc.	8,900	119
*	InvenSense Inc.	9,000	107
	Pegasystems Inc.	3,800	106
*	Insight Enterprises Inc.	4,100	104
	Quality Systems Inc.	7,200	101
*	Kulicke & Soffa Industries Inc.	9,400	100
*	Barracuda Networks Inc.	5,000	96
*	Premiere Global Services Inc.	7,000	96
*	Web.com Group Inc.	3,900	92
*	Unisys Corp.	6,800	91
*	Applied Micro Circuits Corp.	13,900	90
*	Lattice Semiconductor Corp.	18,600	85
*	Infoblox Inc.	5,100	83
*	Lumentum Holdings Inc.	5,640	81
	ADTRAN Inc.	5,000	78
*	Perficient Inc.	4,400	74
	Brooks Automation Inc.	6,200	68
*	Shutterstock Inc.	2,300	65
*	Harmonic Inc.	10,000	58
	Epiq Systems Inc.	4,000	55
	Monotype Imaging Holdings Inc.	1,800	49
*	Xura Inc.	1,900	49
*	Exar Corp.	8,400	48
	Computer Programs & Systems Inc.	1,200	46
*	Interactive Intelligence Group Inc.	1,400	45
	Comtech Telecommunications Corp.	1,800	43
*	Ultratech Inc.	2,600	41
*	Blucora Inc.	3,800	37
			674,230
Telecommunications (1.1%)
	AT&T Inc.	1,163,574	38,991

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Verizon Communications Inc.	754,708	35,381
* Level 3 Communications Inc.	54,490	2,776
CenturyLink Inc.	96,738	2,729
* SBA Communications Corp. Class A	20,834	2,480
* T-Mobile US Inc.	44,088	1,670
Frontier Communications Corp.	211,402	1,087
* Sprint Corp.	150,521	712
Telephone & Data Systems Inc.	15,773	452
Shenandoah Telecommunications Co.	4,875	228
Consolidated Communications Holdings Inc.	6,800	150
EarthLink Holdings Corp.	14,900	127
* Cincinnati Bell Inc.	30,200	114
* United States Cellular Corp.	2,700	110
* General Communication Inc. Class A	5,400	110
Windstream Holdings Inc.	15,032	98
Atlantic Tele-Network Inc.	1,200	92
		87,307
Utilities (1.5%)
Duke Energy Corp.	128,332	9,172
NextEra Energy Inc.	77,762	7,983
Southern Co.	154,604	6,973
Dominion Resources Inc.	93,394	6,671
American Electric Power Co. Inc.	80,267	4,547
PG&E Corp.	78,584	4,196
Exelon Corp.	148,418	4,144
Sempra Energy	39,073	4,001
PPL Corp.	108,173	3,721
Vectren Corp.	76,460	3,477
Public Service Enterprise Group Inc.	83,019	3,428
Edison International	55,577	3,364
Xcel Energy Inc.	85,391	3,042
CenterPoint Energy Inc.	163,947	3,041
Consolidated Edison Inc.	45,688	3,004
WEC Energy Group Inc.	52,838	2,724
Eversource Energy	50,082	2,551
MGE Energy Inc.	53,865	2,223
NiSource Inc.	115,216	2,208
DTE Energy Co.	26,591	2,170
FirstEnergy Corp.	69,461	2,167
Entergy Corp.	28,661	1,954
TECO Energy Inc.	61,097	1,650
American Water Works Co. Inc.	28,556	1,638
CMS Energy Corp.	42,848	1,546
Empire District Electric Co.	67,000	1,511
Ameren Corp.	34,467	1,506
AGL Resources Inc.	20,800	1,300
AES Corp.	112,531	1,232
ONEOK Inc.	33,706	1,143
Pepco Holdings Inc.	42,195	1,124
Pinnacle West Capital Corp.	16,840	1,069
SCANA Corp.	17,727	1,050
Atmos Energy Corp.	15,900	1,002
Westar Energy Inc. Class A	24,600	977
UGI Corp.	25,950	952
* Calpine Corp.	51,484	799
NRG Energy Inc.	61,732	796
Alliant Energy Corp.	13,377	789
ITC Holdings Corp.	23,200	759
Aqua America Inc.	22,125	633
National Fuel Gas Co.	11,900	625
Great Plains Energy Inc.	21,500	591
Piedmont Natural Gas Co. Inc.	10,100	579
Portland General Electric Co.	15,525	576
Questar Corp.	27,325	564

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

					Market
					Value
				Shares	($000)
	IDACORP Inc.			7,500	501
	Southwest Gas Corp.			8,000	492
	UIL Holdings Corp.			9,100	464
	Hawaiian Electric Industries Inc.			15,800	462
	Cleco Corp.			8,500	450
	WGL Holdings Inc.			7,100	442
	NorthWestern Corp.			7,900	428
*	Dynegy Inc.			21,479	417
	ONE Gas Inc.			7,176	350
	New Jersey Resources Corp.			11,000	348
	Black Hills Corp.			7,500	343
	ALLETE Inc.			6,800	341
	PNM Resources Inc.			11,000	309
	Laclede Group Inc.			5,100	299
	TerraForm Power Inc. Class A			15,300	279
	Avista Corp.			7,800	264
	SJW Corp.			7,780	247
	American States Water Co.			6,000	244
	South Jersey Industries Inc.			8,800	233
	El Paso Electric Co.			5,600	217
	Northwest Natural Gas Co.			4,500	215
	Ormat Technologies Inc. (New York Shares)			5,400	204
	California Water Service Group			7,700	172
	Abengoa Yield plc			8,501	158
*	Talen Energy Corp.			13,236	115
	Ormat Technologies Inc. (Tel Aviv Shares)			2,610	99
					119,265
					4,086,737
Total Common Stocks (Cost $6,962,881)					7,754,858

		Coupon
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.7%)
5,6	Vanguard Market Liquidity Fund	0.207%		132,719,973	132,720

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7,8	Federal Home Loan Bank Discount Notes	0.170%	11/4/15	1,000	1,000
7,8	Federal Home Loan Bank Discount Notes	0.150%	11/13/15	500	500
7	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	5,000	4,995
8,9	Freddie Mac Discount Notes	0.245%	1/5/16	500	500
8,9	Freddie Mac Discount Notes	0.220%	4/15/16	400	400
					7,395
Total Temporary Cash Investments (Cost $140,113)					140,115
Total Investments (101.3%) (Cost $7,102,994)					7,894,973
Other Assets and Liabilities—Net (-1.3%)[6]					(97,936)
Net Assets (100%)					7,797,037

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $97,619,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.2%, respectively, of net assets.

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2015

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $16,074,000, representing 0.2% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $111,772,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $2,300,000 have been segregated as initial margin for open futures contracts.
9 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA6280 122015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

In our opinion, the accompanying statement of net assets investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the "Fund") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 15, 2015

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (4.7%)
Commonwealth Bank of Australia	2,320,008	127,016
Westpac Banking Corp.	4,350,596	97,267
National Australia Bank Ltd.	3,571,898	76,106
Australia & New Zealand Banking Group Ltd.	3,927,938	75,573
BHP Billiton Ltd.	4,383,839	72,013
Wesfarmers Ltd.	1,528,322	42,713
CSL Ltd.	638,930	42,435
Woolworths Ltd.	1,730,235	29,763
Macquarie Group Ltd.	414,517	25,061
Telstra Corp. Ltd.	5,885,991	22,675
Rio Tinto Ltd.	579,460	20,731
Scentre Group	6,985,305	20,631
Woodside Petroleum Ltd.	979,174	20,583
Transurban Group	2,615,213	19,476
Westfield Corp.	2,640,022	19,304
QBE Insurance Group Ltd.	1,870,363	17,395
AMP Ltd.	4,003,047	16,366
Suncorp Group Ltd.	1,757,536	16,301
Brambles Ltd.	2,121,848	15,713
Amcor Ltd.	1,622,772	15,701
Insurance Australia Group Ltd.	3,321,345	13,190
AGL Energy Ltd.	921,678	11,001
Goodman Group	2,394,700	10,370
Aurizon Holdings Ltd.	2,790,702	10,293
Vicinity Centers	4,941,328	10,258
APA Group	1,522,178	9,991
Origin Energy Ltd.	2,381,891	9,350
Stockland	3,226,178	9,320
* Newcrest Mining Ltd.	1,042,882	9,059
Oil Search Ltd.	1,601,634	8,939
Caltex Australia Ltd.	369,027	8,236
GPT Group	2,393,805	8,101
James Hardie Industries plc	608,813	7,948
Ramsay Health Care Ltd.	177,168	7,779
ASX Ltd.	262,570	7,722
Asciano Ltd.	1,313,560	7,662
Sonic Healthcare Ltd.	549,760	7,561
* South32 Ltd.	7,208,397	7,450
Dexus Property Group	1,326,151	7,323
Sydney Airport	1,483,435	6,825
Lend Lease Group	733,719	6,806
Incitec Pivot Ltd.	2,288,950	6,450
Mirvac Group	5,004,961	6,445
Medibank Pvt Ltd.	3,721,630	6,264
Orica Ltd.	508,174	5,976
Aristocrat Leisure Ltd.	859,596	5,716
Santos Ltd.	1,352,598	5,639
Tatts Group Ltd.	1,975,956	5,583
Computershare Ltd.	674,031	5,198
Treasury Wine Estates Ltd.	1,008,262	5,093
Cochlear Ltd.	79,154	5,022
Coca-Cola Amatil Ltd.	747,486	4,857
Bank of Queensland Ltd.	506,481	4,723
Bendigo & Adelaide Bank Ltd.	610,017	4,657
Challenger Ltd.	778,263	4,570
Crown Resorts Ltd.	525,730	4,298
SEEK Ltd.	471,716	4,282
Echo Entertainment Group Ltd.	1,170,064	4,265
Boral Ltd.	1,054,446	4,054
* Westpac Banking Corp.	186,559	4,051
* Qantas Airways Ltd.	1,407,526	3,966

1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Healthscope Ltd.	1,963,858	3,782
	Tabcorp Holdings Ltd.	1,110,804	3,741
	TPG Telecom Ltd.	438,343	3,459
^	Fortescue Metals Group Ltd.	2,157,459	3,167
	Ansell Ltd.	204,814	2,912
	Orora Ltd.	1,640,549	2,739
	IOOF Holdings Ltd.	405,587	2,680
	CIMIC Group Ltd.	135,198	2,674
	Iluka Resources Ltd.	574,548	2,632
	Alumina Ltd.	3,269,533	2,531
	REA Group Ltd.	71,944	2,428
	BlueScope Steel Ltd.	767,414	2,414
	AusNet Services	2,321,436	2,393
	Recall Holdings Ltd.	419,810	2,294
	DuluxGroup Ltd.	520,335	2,190
	Fairfax Media Ltd.	3,241,489	2,185
	Harvey Norman Holdings Ltd.	717,463	2,037
^	Flight Centre Travel Group Ltd.	74,110	2,007
	ALS Ltd.	545,382	2,004
	Perpetual Ltd.	59,228	1,898
	Adelaide Brighton Ltd.	608,289	1,818
	Sims Metal Management Ltd.	255,214	1,791
	Platinum Asset Management Ltd.	313,616	1,641
	Macquarie Atlas Roads Group	568,567	1,640
	Downer EDI Ltd.	583,085	1,477
	CSR Ltd.	747,787	1,465
	Nufarm Ltd.	243,927	1,457
	Shopping Centres Australasia Property Group	985,712	1,449
	WorleyParsons Ltd.	291,284	1,355
	OZ Minerals Ltd.	415,525	1,293
^	Metcash Ltd.	1,371,136	1,164
	Seven West Media Ltd.	1,477,132	711
*,^	Whitehaven Coal Ltd.	809,782	582
	New Hope Corp. Ltd.	296,312	403
*	BGP Holdings PLC	3,738,510	—
			1,149,529
Austria (0.1%)
*	Erste Group Bank AG	392,642	11,497
	voestalpine AG	155,221	5,612
	ANDRITZ AG	103,111	5,191
	OMV AG	194,776	5,185
*	Raiffeisen Bank International AG	150,429	2,373
	Vienna Insurance Group AG Wiener Versicherung Gruppe	55,326	1,770
	Telekom Austria AG	94,557	570
			32,198
Belgium (1.0%)
	Anheuser-Busch InBev SA/NV	1,089,588	129,949
	KBC Groep NV	375,929	22,847
	UCB SA	166,426	14,376
	Delhaize Group	138,585	12,842
	Ageas	282,392	12,457
	Solvay SA Class A	76,063	8,584
	Groupe Bruxelles Lambert SA	103,693	8,415
	Umicore SA	155,382	6,592
	Proximus SADP	187,448	6,486
	Colruyt SA	89,202	4,409
*	Telenet Group Holding NV	72,895	4,234
	bpost SA	135,165	3,380
			234,571
Brazil (1.2%)
	Itau Unibanco Holding SA ADR	3,794,894	25,995
	Ambev SA ADR	4,017,499	19,565
	Banco Bradesco SA ADR	3,444,159	18,736

2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	BRF SA	922,462	14,376
	Ambev SA	2,375,740	11,760
	Cielo SA	1,185,520	11,254
*	Petroleo Brasileiro SA ADR Type A	2,722,670	10,863
*,^	Petroleo Brasileiro SA ADR	2,126,605	10,378
	Ultrapar Participacoes SA	524,537	9,113
	Itausa - Investimentos Itau SA Preference Shares	4,809,362	8,979
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,355,329	6,962
	Embraer SA ADR	224,140	6,583
	Vale SA Class B ADR	1,786,330	6,431
^	Vale SA Class B ADR Preference Shares	1,450,442	6,324
	BB Seguridade Participacoes SA	819,628	5,653
	Kroton Educacional SA	2,053,092	5,249
	Banco Bradesco SA	818,747	4,976
	Banco do Brasil SA	1,171,086	4,850
	Klabin SA	752,284	4,278
	Lojas Renner SA	873,610	4,191
	Fibria Celulose SA	306,400	4,182
	BRF SA ADR	269,343	4,129
	Telefonica Brasil SA Preference Shares	361,035	3,740
	CCR SA	1,189,853	3,739
	JBS SA	977,874	3,613
	Raia Drogasil SA	331,870	3,441
	Vale SA Preference Shares	872,036	3,172
	Lojas Americanas SA Preference Shares	699,015	3,029
	WEG SA	731,224	2,730
	CETIP SA - Mercados Organizados	295,221	2,610
	BTG Pactual Group	339,389	2,526
	Tractebel Energia SA	279,708	2,457
	Equatorial Energia SA	269,226	2,401
*	Hypermarcas SA	524,533	2,380
*	Petroleo Brasileiro SA	851,132	2,070
	Cia de Saneamento Basico do Estado de Sao Paulo	461,817	2,005
	Cia Brasileira de Distribuicao ADR	143,172	1,880
	Telefonica Brasil SA ADR	176,029	1,824
	BR Malls Participacoes SA	583,713	1,695
	Suzano Papel e Celulose SA Preference Shares Class A	394,600	1,693
	Vale SA	370,900	1,641
	TOTVS SA	183,862	1,629
*	CPFL Energia SA	401,426	1,612
	Sul America SA	323,988	1,590
	Itau Unibanco Holding SA	236,322	1,520
	Cia Energetica de Minas Gerais ADR	769,447	1,500
	Natura Cosmeticos SA	236,931	1,407
	Cia Paranaense de Energia ADR	168,700	1,394
	Estacio Participacoes SA	346,200	1,388
	Localiza Rent a Car SA	191,913	1,294
	Gerdau SA ADR	911,873	1,268
	Qualicorp SA	296,000	1,243
	Multiplan Empreendimentos Imobiliarios SA	102,600	1,119
	M Dias Branco SA	60,762	1,101
	Porto Seguro SA	129,912	1,089
	Cia Energetica de Sao Paulo Preference Shares	244,934	1,029
	Braskem SA ADR	90,964	1,014
^	Cia Siderurgica Nacional SA ADR	822,798	1,012
	Cosan SA Industria e Comercio	146,234	937
	Tim Participacoes SA	419,030	918
	Tim Participacoes SA ADR	81,069	901
	EDP - Energias do Brasil SA	303,800	889
*	Petroleo Brasileiro SA Preference Shares	433,739	867
	Embraer SA	113,800	835
	Itau Unibanco Holding SA Preference Shares	117,278	805
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	54,330	715
	Centrais Eletricas Brasileiras SA Preference Shares	284,776	696

3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Transmissora Alianca de Energia Eletrica SA	124,544	643
Lojas Americanas SA	205,895	625
Cia Energetica de Minas Gerais Preference Shares	328,837	611
Duratex SA	355,705	590
Multiplus SA	64,823	577
* B2W Cia Digital	131,300	496
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	41,462	477
* Centrais Eletricas Brasileiras SA	365,399	476
Smiles SA	56,830	444
AES Tiete SA Preference Shares	117,016	419
Gerdau SA Preference Shares	282,486	398
EcoRodovias Infraestrutura e Logistica SA	251,700	388
Usinas Siderurgicas de Minas Gerais SA Preference Shares	521,754	376
Usinas Siderurgicas de Minas Gerais SA	147,820	303
Cia Siderurgica Nacional SA	217,400	245
AES Tiete SA	62,900	220
* Oi SA Preference Shares	350,557	193
Braskem SA Preference Shares	33,000	186
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	17,570	184
Via Varejo SA	162,000	179
Cia Energetica de Minas Gerais	99,669	174
Cia Paranaense de Energia	24,000	137
* Oi SA	160,034	130
Banco Bradesco SA Preference Shares	11,037	60
Oi SA ADR	68,948	41
Cia Paranaense de Energia Preference Shares	4,200	35
* Oi SA ADR WI	4,655	4
Itausa - Investimentos Itau SA	7	—
		291,856
Canada (5.6%)
^ Royal Bank of Canada	1,964,658	112,341
^ Toronto-Dominion Bank	2,519,957	103,450
Bank of Nova Scotia	1,652,548	77,711
Canadian National Railway Co.	971,849	59,362
Suncor Energy Inc.	1,991,189	59,251
^ Bank of Montreal	877,899	51,052
Enbridge Inc.	1,163,372	49,725
Manulife Financial Corp.	2,690,756	44,613
Canadian Imperial Bank of Commerce	546,013	41,874
Brookfield Asset Management Inc. Class A (Toronto Shares)	1,185,942	41,430
* Valeant Pharmaceuticals International Inc.	433,030	40,415
Canadian Natural Resources Ltd.	1,497,661	34,727
TransCanada Corp.	960,607	32,324
Magna International Inc.	538,096	28,378
Canadian Pacific Railway Ltd.	200,528	28,179
Sun Life Financial Inc.	834,081	28,130
Alimentation Couche-Tard Inc. Class B	538,358	23,159
Potash Corp. of Saskatchewan Inc.	1,132,736	22,939
Thomson Reuters Corp.	487,644	20,019
Rogers Communications Inc. Class B	495,244	19,706
Agrium Inc.	195,302	18,170
Cenovus Energy Inc.	1,138,167	16,956
BCE Inc.	385,957	16,683
Loblaw Cos. Ltd.	315,546	16,627
* Fairfax Financial Holdings Ltd.	30,074	14,810
National Bank of Canada	446,949	14,804
Goldcorp Inc.	1,129,501	14,451
City National Corp.	150,000	13,440
* CGI Group Inc. Class A	360,943	13,407
Intact Financial Corp.	179,692	12,834
Imperial Oil Ltd.	359,476	11,962
Pembina Pipeline Corp.	465,064	11,691
Shaw Communications Inc. Class B	553,063	11,483
Restaurant Brands International Inc.	284,248	11,408

4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Barrick Gold Corp. (Toronto Shares)	1,478,397	11,363
Fortis Inc.	379,045	10,972
Franco-Nevada Corp.	212,903	10,798
Great-West Lifeco Inc.	406,309	10,770
Power Corp. of Canada	471,348	10,594
Metro Inc.	334,371	9,561
TELUS Corp.	280,764	9,370
^ Crescent Point Energy Corp.	686,541	9,356
^ Canadian Tire Corp. Ltd. Class A	100,284	8,821
Encana Corp.	1,146,851	8,727
^ Inter Pipeline Ltd.	456,586	8,555
RioCan REIT	433,205	8,448
Agnico Eagle Mines Ltd.	296,767	8,388
Saputo Inc.	343,082	8,181
Power Financial Corp.	317,601	7,857
CI Financial Corp.	321,510	7,671
Cameco Corp.	533,589	7,557
Silver Wheaton Corp.	551,477	7,494
^ ARC Resources Ltd.	463,515	6,834
Canadian Utilities Ltd. Class A	255,029	6,709
^ SNC-Lavalin Group Inc.	204,638	6,559
George Weston Ltd.	71,748	6,042
* Tourmaline Oil Corp.	264,248	5,499
Husky Energy Inc.	402,432	5,438
Canadian Oil Sands Ltd.	660,103	4,983
First Quantum Minerals Ltd.	927,111	4,949
* BlackBerry Ltd.	674,397	4,915
^ IGM Financial Inc.	136,770	3,954
Finning International Inc.	235,227	3,760
Teck Resources Ltd. Class B	636,726	3,730
* Turquoise Hill Resources Ltd.	1,123,431	3,041
Bombardier Inc. Class B	2,658,140	2,887
* MEG Energy Corp.	208,128	1,732
Brookfield Asset Management Inc. Class A (New York Shares)	33,000	1,154
Barrick Gold Corp. (New York Shares)	112,553	866
Restaurant Brands International LP	1,203	48
		1,355,094
Chile (0.2%)
Empresa Nacional de Electricidad SA ADR	148,580	5,613
Empresas COPEC SA	521,583	4,886
Enersis SA ADR	356,037	4,718
SACI Falabella	646,727	4,336
Empresas CMPC SA	1,529,970	3,777
Banco de Chile	33,288,428	3,523
Cencosud SA	1,547,586	3,398
Banco Santander Chile ADR	172,280	3,272
Colbun SA	9,423,786	2,500
Banco de Credito e Inversiones	60,281	2,458
Enersis SA	9,127,739	2,408
Cia Cervecerias Unidas SA	197,935	2,374
Sociedad Quimica y Minera de Chile SA ADR	122,461	2,373
* Latam Airlines Group SA (Santiago Shares)	388,689	2,076
Aguas Andinas SA Class A	3,935,047	2,069
Corpbanca SA	215,200,428	1,960
AES Gener SA	3,309,535	1,591
Empresa Nacional de Telecomunicaciones SA	143,811	1,330
Embotelladora Andina SA Preference Shares	321,927	1,181
Banco Santander Chile	15,222,058	723
Empresa Nacional de Electricidad SA	350,630	439
* Latam Airlines Group SA	72,072	363
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,990	38
		57,406
China (4.8%)
Tencent Holdings Ltd.	7,298,360	136,970

5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	China Construction Bank Corp.	124,798,277	89,983
	China Mobile Ltd.	7,272,204	86,511
	Industrial & Commercial Bank of China Ltd.	98,407,500	62,445
	Bank of China Ltd.	102,807,541	48,423
	Ping An Insurance Group Co. of China Ltd.	6,816,376	38,128
	China Life Insurance Co. Ltd.	10,165,000	36,452
	China Petroleum & Chemical Corp.	34,851,400	25,136
	CNOOC Ltd.	21,966,536	24,984
	PetroChina Co. Ltd.	28,822,000	22,688
	China Overseas Land & Investment Ltd.	5,253,760	16,922
	China Merchants Bank Co. Ltd.	6,271,508	16,357
	CITIC Ltd.	8,742,000	16,261
	Agricultural Bank of China Ltd.	35,271,715	14,392
	China Pacific Insurance Group Co. Ltd.	3,525,720	14,051
	China Telecom Corp. Ltd.	22,152,000	11,580
	Hengan International Group Co. Ltd.	1,007,517	10,861
	PICC Property & Casualty Co. Ltd.	4,448,540	10,079
	China Unicom Hong Kong Ltd.	7,914,123	9,699
	China Resources Land Ltd.	3,697,369	9,574
	China Minsheng Banking Corp. Ltd.	8,841,560	8,855
	China Communications Construction Co. Ltd.	6,048,000	8,283
	Lenovo Group Ltd.	8,845,966	8,205
	Bank of Communications Co. Ltd.	11,000,220	8,097
	Haitong Securities Co. Ltd.	4,657,763	8,085
	China Shenhua Energy Co. Ltd.	4,642,500	7,843
*	CRRC Corp. Ltd.	5,552,600	7,055
	Belle International Holdings Ltd.	7,218,839	7,004
	CITIC Securities Co. Ltd.	3,112,500	6,693
*	China CITIC Bank Corp. Ltd.	10,350,843	6,682
*	China Taiping Insurance Holdings Co. Ltd.	2,012,826	6,306
2	Dalian Wanda Commercial Properties Co. Ltd.	930,096	6,195
	China Resources Power Holdings Co. Ltd.	2,598,400	5,867
	Sinopharm Group Co. Ltd.	1,423,600	5,863
*,^	Byd Co. Ltd.	937,641	5,808
	China Everbright International Ltd.	3,614,000	5,794
	ENN Energy Holdings Ltd.	996,000	5,708
^	Evergrande Real Estate Group Ltd.	7,434,336	5,680
	Dongfeng Motor Group Co. Ltd.	3,958,000	5,677
2	CGN Power Co. Ltd.	13,712,000	5,646
	Fosun International Ltd.	3,032,892	5,508
	Guangdong Investment Ltd.	3,820,000	5,370
	CSPC Pharmaceutical Group Ltd.	5,729,765	5,327
	China Merchants Holdings International Co. Ltd.	1,604,893	5,313
	Huaneng Power International Inc.	4,806,000	5,205
	Brilliance China Automotive Holdings Ltd.	3,744,000	5,169
	Great Wall Motor Co. Ltd.	4,200,750	5,092
	Anhui Conch Cement Co. Ltd.	1,635,500	4,979
	China Railway Group Ltd.	5,243,000	4,943
	China Cinda Asset Management Co. Ltd.	12,465,000	4,835
	Beijing Enterprises Holdings Ltd.	764,800	4,824
	New China Life Insurance Co. Ltd.	1,098,843	4,818
	Sino Biopharmaceutical Ltd.	3,863,627	4,779
2	People's Insurance Co. Group of China Ltd.	8,693,000	4,635
*,^	Alibaba Pictures Group Ltd.	17,260,000	4,593
	Zhuzhou CSR Times Electric Co. Ltd.	693,000	4,490
2	China Galaxy Securities Co. Ltd.	5,110,000	4,414
	Beijing Enterprises Water Group Ltd.	5,476,000	4,345
	China Longyuan Power Group Corp. Ltd.	4,637,000	4,241
	China Vanke Co. Ltd.	1,803,538	4,208
*,^	Hanergy Thin Film Power Group Ltd.	14,742,000	4,128
	China Conch Venture Holdings Ltd.	1,715,482	3,904
	China Railway Construction Corp. Ltd.	2,581,074	3,848
	Shenzhou International Group Holdings Ltd.	768,944	3,778
	Country Garden Holdings Co. Ltd.	9,888,812	3,758

6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*,2	Huatai Securities Co. Ltd.	1,555,912	3,510
	Geely Automobile Holdings Ltd.	6,555,000	3,492
	China Gas Holdings Ltd.	2,179,592	3,458
	ANTA Sports Products Ltd.	1,236,000	3,448
	China State Construction International Holdings Ltd.	2,150,000	3,263
	Haier Electronics Group Co. Ltd.	1,685,215	3,252
	COSCO Pacific Ltd.	2,496,578	3,230
	China Resources Beer Holdings Company Ltd.	1,712,000	3,229
	Kunlun Energy Co. Ltd.	3,838,000	3,142
	Sino-Ocean Land Holdings Ltd.	5,131,685	2,976
	Far East Horizon Ltd.	3,563,445	2,959
	Shimao Property Holdings Ltd.	1,684,094	2,951
*,^	GCL-Poly Energy Holdings Ltd.	14,089,000	2,902
^	China Huishan Dairy Holdings Co. Ltd.	7,550,438	2,870
	GOME Electrical Appliances Holding Ltd.	15,691,357	2,868
2	Shengjing Bank Co. Ltd.	2,111,640	2,817
	China Everbright Ltd.	1,156,000	2,711
	China Oilfield Services Ltd.	2,426,000	2,691
	Longfor Properties Co. Ltd.	1,948,000	2,602
	Guangzhou Automobile Group Co. Ltd.	2,963,558	2,596
	China National Building Material Co. Ltd.	4,022,400	2,499
	Tsingtao Brewery Co. Ltd.	522,000	2,490
^	Kingsoft Corp. Ltd.	1,098,000	2,477
^	Shanghai Electric Group Co. Ltd.	3,976,000	2,467
	ZTE Corp.	1,027,671	2,457
	China Resources Gas Group Ltd.	894,000	2,448
	AviChina Industry & Technology Co. Ltd.	3,004,000	2,438
	Zhejiang Expressway Co. Ltd.	1,978,000	2,427
	Jiangxi Copper Co. Ltd.	1,836,000	2,413
*	Alibaba Health Information Technology Ltd.	3,042,000	2,412
	Air China Ltd.	2,494,000	2,387
	China Power International Development Ltd.	3,729,130	2,343
	Chongqing Rural Commercial Bank Co. Ltd.	3,736,000	2,339
	China Medical System Holdings Ltd.	1,687,542	2,306
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	696,033	2,246
	China Everbright Bank Co. Ltd.	4,568,297	2,222
	Jiangsu Expressway Co. Ltd.	1,636,000	2,210
	Beijing Capital International Airport Co. Ltd.	2,048,000	2,194
	Shenzhen International Holdings Ltd.	1,444,000	2,188
	Shanghai Pharmaceuticals Holding Co. Ltd.	943,600	2,170
*,^	China COSCO Holdings Co. Ltd.	3,378,800	2,154
	Zijin Mining Group Co. Ltd.	7,950,000	2,127
	Chongqing Changan Automobile Co. Ltd. Class B	1,135,421	2,089
	TravelSky Technology Ltd.	1,372,000	2,019
	China Southern Airlines Co. Ltd.	2,321,000	1,963
*	Sinopec Shanghai Petrochemical Co. Ltd.	4,681,000	1,954
*	China Shipping Container Lines Co. Ltd.	4,835,700	1,940
*	China Traditional Chinese Medicine Co. Ltd.	2,442,075	1,840
	Datang International Power Generation Co. Ltd.	4,834,000	1,779
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	540,000	1,751
*	Aluminum Corp. of China Ltd.	5,244,000	1,694
*	Luye Pharma Group Ltd.	1,725,000	1,689
	Huaneng Renewables Corp. Ltd.	5,406,000	1,682
*,^	CAR Inc.	963,597	1,679
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,424,000	1,672
^	China Coal Energy Co. Ltd.	3,862,000	1,657
2	BAIC Motor Corp. Ltd.	1,854,700	1,631
	Shanghai Industrial Holdings Ltd.	608,000	1,598
	Shenzhen Investment Ltd.	3,953,154	1,596
	Huadian Power International Corp. Ltd.	2,182,000	1,594
	Kingboard Chemical Holdings Ltd.	1,115,600	1,575
	Sunac China Holdings Ltd.	2,411,707	1,473
	Yuexiu Property Co. Ltd.	8,407,708	1,445
	Nine Dragons Paper Holdings Ltd.	2,196,331	1,444

7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Metallurgical Corp. of China Ltd.	3,845,000	1,419
	China International Marine Containers Group Co. Ltd.	785,420	1,396
	China Communications Services Corp. Ltd.	3,474,800	1,390
	Weichai Power Co. Ltd.	1,300,400	1,377
*	China Eastern Airlines Corp. Ltd.	2,134,000	1,368
	Haitian International Holdings Ltd.	772,000	1,349
	Sinotrans Ltd.	2,493,000	1,348
2	Sinopec Engineering Group Co. Ltd.	1,509,593	1,299
	China Jinmao Holdings Group Ltd.	4,724,000	1,295
	Guangzhou R&F Properties Co. Ltd.	1,294,800	1,280
^	Yanzhou Coal Mining Co. Ltd.	2,622,910	1,262
	China Shipping Development Co. Ltd.	1,742,000	1,234
*,2	Legend Holdings Corp.	314,000	1,214
	Lao Feng Xiang Co. Ltd. Class B	279,500	1,197
	Lee & Man Paper Manufacturing Ltd.	1,884,200	1,172
	KWG Property Holding Ltd.	1,601,500	1,153
*	China Reinsurance Group Corp.	3,290,859	1,151
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,372,454	1,148
*	Li Ning Co. Ltd.	2,185,104	1,135
	Huadian Fuxin Energy Corp. Ltd.	3,630,134	1,113
	SOHO China Ltd.	2,158,500	1,104
^	Xinjiang Goldwind Science & Technology Co. Ltd.	584,600	1,096
	BBMG Corp.	1,566,000	1,095
	China Merchants Property Development Co. Ltd. Class B	292,025	1,093
*,^	Renhe Commercial Holdings Co. Ltd.	20,986,000	1,089
	China Resources Cement Holdings Ltd.	2,620,000	1,053
	Agile Property Holdings Ltd.	1,914,750	1,040
*	China Agri-Industries Holdings Ltd.	2,812,200	1,033
	Guangshen Railway Co. Ltd.	1,920,000	996
^	Golden Eagle Retail Group Ltd.	754,000	970
*,2	Fuyao Glass Industry Group Co. Ltd.	452,800	962
^	Beijing Jingneng Clean Energy Co. Ltd.	2,760,000	956
	China Dongxiang Group Co. Ltd.	3,707,000	939
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	295,884	939
^	China Molybdenum Co. Ltd.	1,676,000	929
	Huishang Bank Corp. Ltd.	2,071,504	893
*,^	Sinopec Oilfield Service Corp.	2,816,000	887
*	Greentown China Holdings Ltd.	994,121	868
*,2	China Railway Signal & Communication Corp. Ltd.	1,077,700	852
^	China Zhongwang Holdings Ltd.	1,919,200	845
	Poly Property Group Co. Ltd.	2,594,000	838
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	338,000	829
	CSG Holding Co. Ltd. Class B	1,021,212	807
	Dazhong Transportation Group Co. Ltd. Class B	753,303	805
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	284,000	798
	Shenzhen Expressway Co. Ltd.	1,006,000	772
^	China South City Holdings Ltd.	3,214,000	763
	Guangdong Electric Power Development Co. Ltd. Class B	1,134,572	740
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	289,591	728
^	Zhaojin Mining Industry Co. Ltd.	1,259,000	712
^	China Hongqiao Group Ltd.	1,345,886	700
	China BlueChemical Ltd.	2,310,000	689
*,2	Red Star Macalline Group Corp. Ltd.	485,369	674
*	Hopson Development Holdings Ltd.	784,000	660
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,727,405	656
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	193,500	618
	Shanghai Baosight Software Co. Ltd. Class B	155,200	608
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,151,266	604
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	345,760	583
	Angang Steel Co. Ltd.	1,396,000	579
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	256,100	560
^	Dongfang Electric Corp. Ltd.	455,400	545
	China Machinery Engineering Corp.	629,361	545
	Anhui Expressway Co. Ltd.	628,000	538

8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*,2	Tianhe Chemicals Group Ltd.	3,538,329	534
*	Huadian Energy Co. Ltd. Class B	921,800	529
	Beijing Enterprises Clean Energy Group Ltd.	5,879,926	527
	Kingboard Laminates Holdings Ltd.	1,255,000	523
	Anhui Gujing Distillery Co. Ltd. Class B	156,700	518
	CIMC Enric Holdings Ltd.	784,287	516
^	Harbin Electric Co. Ltd.	862,000	513
*	BOE Technology Group Co. Ltd. Class B	1,675,520	485
*	Wumart Stores Inc.	662,094	471
	Shanghai Bailian Group Co. Ltd. Class B	240,690	458
*,^	CITIC Resources Holdings Ltd.	3,040,690	457
*,^	Maanshan Iron & Steel Co. Ltd.	2,122,000	453
	Weifu High-Technology Group Co. Ltd. Class B	175,784	449
	Shanghai Haixin Group Co. Class B	600,037	442
*,^	China Foods Ltd.	934,000	425
	Dalian Port PDA Co. Ltd.	1,168,000	421
	Sichuan Expressway Co. Ltd.	1,186,000	414
	Sinofert Holdings Ltd.	2,341,153	410
^	Biostime International Holdings Ltd.	182,500	405
	China National Accord Medicines Corp. Ltd. Class B	74,430	382
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	524,935	378
*,^	China Yurun Food Group Ltd.	1,771,000	378
	China National Materials Co. Ltd.	1,555,000	372
	Foshan Electrical and Lighting Co. Ltd. Class B	394,576	363
	Jiangling Motors Corp. Ltd. Class B	111,283	357
	Shandong Chenming Paper Holdings Ltd. Class B	584,700	353
	Zhongsheng Group Holdings Ltd.	821,000	339
	Sinotruk Hong Kong Ltd.	804,500	334
	Bosideng International Holdings Ltd.	3,466,000	334
	Double Coin Holdings Ltd. Class B	313,600	315
	Tianjin Capital Environmental Protection Group Co. Ltd.	420,000	314
	Beijing North Star Co. Ltd.	922,000	298
*	China Overseas Property Holdings Ltd.	1,729,920	297
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	284
	Shandong Chenming Paper Holdings Ltd.	494,500	276
*,^	Sany Heavy Equipment International Holdings Co. Ltd.	1,011,000	245
	Bengang Steel Plates Co. Ltd. Class B	372,700	128
	Jinzhou Port Co. Ltd. Class B	211,860	122
			1,179,600
Colombia (0.1%)
	Bancolombia SA ADR	141,126	4,886
	Grupo de Inversiones Suramericana SA	316,917	4,024
	Grupo Argos SA	437,832	2,690
	Ecopetrol SA	4,821,790	2,247
	Corp Financiera Colombiana SA	146,513	1,914
	Cementos Argos SA	547,547	1,814
	Grupo Aval Acciones y Valores Preference Shares	4,124,528	1,652
	Grupo de Inversiones Suramericana SA Preference Shares	127,826	1,604
	Almacenes Exito SA	297,274	1,340
	Isagen SA ESP	1,055,378	1,118
	Interconexion Electrica SA ESP	443,796	1,063
	Ecopetrol SA ADR	112,000	1,044
	Cementos Argos SA Preference Shares	283,835	893
*	Cemex Latam Holdings SA	217,281	756
	Grupo Aval Acciones y Valores SA ADR	46,834	375
			27,420
Czech Republic (0.0%)
	Komercni banka as	22,060	4,561
	CEZ AS	210,684	4,211
			8,772
Denmark (1.3%)
	Novo Nordisk A/S Class B	2,489,791	131,893
	Danske Bank A/S	1,054,759	28,937

9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Pandora A/S	156,544	18,020
Vestas Wind Systems A/S	303,421	17,632
Novozymes A/S	310,254	14,349
AP Moeller - Maersk A/S Class B	9,085	13,371
Carlsberg A/S Class B	144,503	11,823
Coloplast A/S Class B	137,056	9,814
DSV A/S	228,486	9,245
AP Moeller - Maersk A/S Class A	6,127	8,762
ISS A/S	231,901	8,147
Chr Hansen Holding A/S	119,988	7,194
* Genmab A/S	72,497	7,128
TDC A/S	1,081,310	5,655
* Jyske Bank A/S	97,303	4,740
* William Demant Holding A/S	33,162	2,876
Tryg A/S	156,260	2,806
* H Lundbeck A/S	78,491	2,305
		304,697
Egypt (0.1%)
Commercial International Bank Egypt SAE	1,141,091	7,503
Talaat Moustafa Group	1,358,206	1,148
* Global Telecom Holding SAE GDR	764,672	890
* Egyptian Financial Group-Hermes Holding Co.	700,184	785
* Orascom Construction Ltd.	77,459	774
Juhayna Food Industries	607,623	591
* ElSewedy Electric Co.	106,234	566
Telecom Egypt Co.	362,333	311
Sidi Kerir Petrochemicals Co.	165,354	273
		12,841
Finland (0.7%)
Nokia Oyj	5,115,723	37,963
Sampo Oyj Class A	642,778	31,359
Kone Oyj Class B	521,021	22,200
UPM-Kymmene Oyj	718,813	13,436
Wartsila OYJ Abp	211,842	9,029
Fortum Oyj	594,651	8,907
Elisa Oyj	216,201	8,139
Stora Enso Oyj	785,122	7,268
Nokian Renkaat Oyj	183,906	6,921
Orion Oyj Class B	138,521	4,942
Metso Oyj	188,844	4,613
Neste Oyj	186,009	4,530
Kesko Oyj Class B	89,887	2,864
		162,171
France (6.8%)
Sanofi	1,542,960	155,561
TOTAL SA	2,811,071	136,223
BNP Paribas SA	1,334,072	80,917
AXA SA	2,631,418	70,254
LVMH Moet Hennessy Louis Vuitton SE	342,108	63,649
Danone SA	776,522	54,061
Airbus Group SE	756,918	52,594
Societe Generale SA	1,001,041	46,478
Orange SA	2,605,008	45,827
Schneider Electric SE	754,869	45,644
^ Vinci SA	636,850	42,924
Vivendi SA	1,606,725	38,664
Essilor International SA	272,136	35,712
L'Oreal SA Loyalty Line	190,657	34,737
^ Engie SA	1,943,215	34,038
Air Liquide SA	248,668	32,169
Pernod Ricard SA	268,193	31,569
Safran SA	381,301	28,936
Air Liquide SA (Prime de fidelite)	219,013	28,332

10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Cie de Saint-Gobain	630,134	26,406
	Cie Generale des Etablissements Michelin	255,700	25,442
	L'Oreal SA	133,868	24,390
	Carrefour SA	744,644	24,250
	Renault SA	235,074	22,115
	Legrand SA	363,412	19,921
	Cap Gemini SA	217,306	19,326
	Kering	101,739	18,797
	Publicis Groupe SA	258,876	16,794
	Valeo SA	106,062	16,377
*	Alcatel-Lucent	3,781,822	15,345
	Veolia Environnement SA	636,371	14,795
	Christian Dior SE	70,822	13,921
	Accor SA	275,525	13,679
	Dassault Systemes	171,068	13,498
	Credit Agricole SA	1,030,250	13,031
	Hermes International	32,644	12,558
	SES SA	405,831	11,983
	Klepierre	242,149	11,474
	Sodexo SA	125,079	11,117
	Thales SA	140,677	10,186
	Bouygues SA	255,410	9,663
*,^	Alstom SA	294,498	9,596
	Atos SE	119,793	9,545
*	Peugeot SA	530,419	9,327
	Ingenico Group SA	74,638	8,805
	Groupe Eurotunnel SE	625,469	8,757
	Suez Environnement Co.	441,697	8,393
	Bureau Veritas SA	351,206	7,935
	Technip SA	151,703	7,912
	Natixis SA	1,276,242	7,812
^	Eutelsat Communications SA	223,801	7,376
	SCOR SE	189,939	7,064
	Arkema SA	95,254	6,959
	Iliad SA	31,716	6,664
	Bollore SA	1,340,287	6,626
	Zodiac Aerospace	260,096	6,577
	Gecina SA	47,807	6,106
	STMicroelectronics NV	860,754	5,950
	Societe BIC SA	36,903	5,878
*	Numericable-SFR SAS	126,323	5,715
	Rexel SA	409,952	5,597
	Edenred	274,509	5,031
	Wendel SA	41,549	4,981
	Aeroports de Paris	38,852	4,878
	Credit Agricole SA Loyalty Line	374,217	4,733
	Electricite de France SA	254,143	4,727
	Fonciere Des Regions	48,932	4,605
	Casino Guichard Perrachon SA	79,076	4,543
	Lagardere SCA	152,465	4,438
	JCDecaux SA	107,270	4,365
	Eurazeo SA	55,230	3,889
	ICADE	48,456	3,585
	Eiffage SA	56,739	3,539
	Faurecia	82,023	3,241
	CNP Assurances	221,913	3,166
	Imerys SA	45,923	3,141
	Ipsen SA	47,624	3,005
	SEB SA	26,703	2,712
	BioMerieux	19,310	2,243
	Remy Cointreau SA	32,026	2,229
	Electricite de France SA Loyalty Line	102,414	1,905
	Societe Television Francaise 1	142,743	1,836
	Vallourec SA	157,430	1,746

11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Euler Hermes Group	17,504	1,640
	SEB SA Loyalty Line	9,727	988
			1,653,117
Germany (6.4%)
	Bayer AG	1,129,636	150,784
	Daimler AG	1,304,886	113,232
	Allianz SE	621,954	108,904
	Siemens AG	1,081,798	108,798
	BASF SE	1,261,022	103,366
	SAP SE	1,220,960	96,526
*	Deutsche Telekom AG	4,324,596	80,862
	Deutsche Bank AG	1,884,129	52,839
	Bayerische Motoren Werke AG	444,066	45,587
	Linde AG	252,716	43,831
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	202,156	40,351
	Fresenius SE & Co. KGaA	535,572	39,295
	Deutsche Post AG	1,298,701	38,668
	Continental AG	147,536	35,471
	E.ON SE	2,560,293	27,019
	Fresenius Medical Care AG & Co. KGaA	291,311	26,243
	Henkel AG & Co. KGaA Preference Shares	237,063	25,726
	Volkswagen AG Preference Shares	209,716	25,173
	adidas AG	275,421	24,689
	Deutsche Boerse AG	251,419	23,142
	Vonovia SE	636,571	21,206
	Infineon Technologies AG	1,531,819	18,853
	Merck KGaA	176,471	17,214
	ProSiebenSat.1 Media SE	290,987	15,748
*	Commerzbank AG	1,419,930	15,632
	Henkel AG & Co. KGaA	159,700	14,740
	HeidelbergCement AG	192,098	14,312
	Deutsche Wohnen AG	460,096	12,973
	Beiersdorf AG	136,330	12,952
	Brenntag AG	211,052	12,752
	ThyssenKrupp AG	579,816	11,696
	Symrise AG	166,060	10,942
	Porsche Automobil Holding SE Preference Shares	207,293	9,712
	GEA Group AG	240,810	9,641
	Hannover Rueck SE	82,370	9,537
	RWE AG	660,648	9,194
	HUGO BOSS AG	87,788	9,039
	United Internet AG	160,536	8,340
	Wirecard AG	156,219	8,061
*	QIAGEN NV	312,725	7,556
	METRO AG	225,847	6,960
	OSRAM Licht AG	116,054	6,826
	LANXESS AG	124,252	6,674
	K&S AG	259,815	6,575
	MTU Aero Engines AG	69,470	6,430
	Bayerische Motoren Werke AG Preference Shares	73,944	5,968
	Volkswagen AG	40,192	5,566
	Evonik Industries AG	146,411	5,322
*,2	Zalando SE	150,304	5,263
	MAN SE	47,469	4,955
	Telefonica Deutschland Holding AG	732,517	4,717
*	Deutsche Lufthansa AG	312,242	4,612
	RTL Group SA	52,986	4,581
	Fuchs Petrolub SE Preference Shares	95,096	4,561
	TUI AG-DI	232,404	4,316
	Kabel Deutschland Holding AG	28,660	3,650
	HOCHTIEF AG	37,145	3,458
	Axel Springer SE	56,832	3,199
	Fraport AG Frankfurt Airport Services Worldwide	49,810	3,160
	Fielmann AG	34,168	2,393

12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^	Suedzucker AG	104,096	1,943
	FUCHS PETROLUB SE	46,450	1,920
	Wacker Chemie AG	20,167	1,772
	Hella KGaA Hueck & Co.	41,430	1,700
	Talanx AG	51,789	1,660
	RWE AG Preference Shares	44,448	488
			1,569,275
Greece (0.0%)
	Hellenic Telecommunications Organization SA	315,696	2,937
	OPAP SA	281,047	2,485
*	National Bank of Greece SA	1,972,114	1,457
*	Alpha Bank AE	5,155,203	649
*	Piraeus Bank SA	2,722,058	277
			7,805
Hong Kong (2.7%)
	AIA Group Ltd.	16,452,481	96,071
	CK Hutchison Holdings Ltd.	3,848,872	52,578
	Hong Kong Exchanges and Clearing Ltd.	1,635,700	42,703
	Sun Hung Kai Properties Ltd.	2,276,599	30,382
	Cheung Kong Property Holdings Ltd.	3,848,872	26,882
	Hang Seng Bank Ltd.	1,044,700	19,128
	Hong Kong & China Gas Co. Ltd.	9,294,928	18,836
	Link REIT	3,120,768	18,539
	CLP Holdings Ltd.	2,119,257	18,431
	Jardine Matheson Holdings Ltd.	334,046	18,119
	Power Assets Holdings Ltd.	1,807,812	17,977
	BOC Hong Kong Holdings Ltd.	4,893,882	15,615
	Hongkong Land Holdings Ltd.	1,598,865	11,970
	Sands China Ltd.	3,298,000	11,838
	Wharf Holdings Ltd.	1,861,275	11,050
	Galaxy Entertainment Group Ltd.	2,906,000	9,888
	Jardine Strategic Holdings Ltd.	304,800	9,188
	Swire Pacific Ltd. Class A	791,941	9,148
	Henderson Land Development Co. Ltd.	1,412,367	8,990
	MTR Corp. Ltd.	1,917,500	8,676
	New World Development Co. Ltd.	7,374,309	7,861
	Hang Lung Properties Ltd.	3,115,000	7,609
	Cheung Kong Infrastructure Holdings Ltd.	818,000	7,596
^	Want Want China Holdings Ltd.	9,020,805	7,489
	China Mengniu Dairy Co. Ltd.	3,768,000	7,287
^	Sino Land Co. Ltd.	4,165,600	6,419
	Li & Fung Ltd.	7,793,555	6,292
	Techtronic Industries Co. Ltd.	1,717,500	6,268
^	AAC Technologies Holdings Inc.	956,000	6,052
	Bank of East Asia Ltd.	1,595,407	5,947
*,^	Goldin Financial Holdings Ltd.	2,859,402	5,331
	Wheelock & Co. Ltd.	1,110,000	5,159
	Samsonite International SA	1,749,320	5,149
	Tingyi Cayman Islands Holding Corp.	2,863,667	4,893
	Swire Properties Ltd.	1,598,300	4,788
	Yue Yuen Industrial Holdings Ltd.	1,117,830	4,075
	Hysan Development Co. Ltd.	846,000	3,745
^	Esprit Holdings Ltd.	2,878,244	3,225
*	Semiconductor Manufacturing International Corp.	34,157,000	3,199
	PCCW Ltd.	5,569,000	3,007
	NWS Holdings Ltd.	1,926,500	2,893
^	Prada SPA	699,906	2,839
	Cathay Pacific Airways Ltd.	1,381,015	2,740
	Hopewell Holdings Ltd.	744,500	2,685
	VTech Holdings Ltd.	218,000	2,642
	Kerry Properties Ltd.	865,000	2,558
^	Sun Art Retail Group Ltd.	2,953,055	2,415
*,2	WH Group Ltd.	4,303,661	2,374
^	New World China Land Ltd.	3,471,400	2,294

13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	ASM Pacific Technology Ltd.	322,500	2,283
	First Pacific Co. Ltd.	3,062,350	2,090
	SJM Holdings Ltd.	2,510,000	2,080
^	Wynn Macau Ltd.	1,495,700	2,050
	Johnson Electric Holdings Ltd.	475,875	1,745
^	Melco International Development Ltd.	1,077,000	1,661
	Champion REIT	3,179,000	1,648
*,^	Brightoil Petroleum Holdings Ltd.	4,595,000	1,628
	Shangri-La Asia Ltd.	1,774,390	1,624
	China Travel International Investment Hong Kong Ltd.	3,558,000	1,604
	Haitong International Securities Group Ltd.	2,905,908	1,602
*	Global Brands Group Holding Ltd.	7,761,555	1,601
^	Imperial Pacific International Holdings Ltd.	62,556,854	1,575
	Cafe de Coral Holdings Ltd.	448,000	1,514
	FIH Mobile Ltd.	3,176,000	1,510
*,^	Goldin Properties Holdings Ltd.	1,742,507	1,492
	MGM China Holdings Ltd.	1,012,976	1,475
^	Uni-President China Holdings Ltd.	1,735,702	1,420
	Television Broadcasts Ltd.	387,100	1,408
	Xinyi Glass Holdings Ltd.	2,626,000	1,361
^	Xinyi Solar Holdings Ltd.	3,260,000	1,291
^	Orient Overseas International Ltd.	270,500	1,289
^	Chow Tai Fook Jewellery Group Ltd.	1,503,000	1,283
*,2	China Jicheng Holdings Ltd.	5,122,779	1,281
	Shui On Land Ltd.	4,582,200	1,256
	L'Occitane International SA	606,000	1,217
^	Guotai Junan International Holdings Ltd.	3,188,943	1,169
	Great Eagle Holdings Ltd.	352,000	1,157
^	Dah Sing Financial Holdings Ltd.	202,121	1,129
	Huabao International Holdings Ltd.	2,670,000	1,116
	Kerry Logistics Network Ltd.	748,000	1,112
	Shun Tak Holdings Ltd.	2,465,625	982
	Lifestyle International Holdings Ltd.	622,000	899
	Dah Sing Banking Group Ltd.	470,063	889
	Texwinca Holdings Ltd.	884,000	858
^	United Co. RUSAL plc	2,201,876	843
*,^	China Oceanwide Holdings Ltd.	5,822,000	808
*,^	Good Resources Holdings Ltd.	3,249,853	788
^	Shougang Fushan Resources Group Ltd.	4,840,000	655
^	Towngas China Co. Ltd.	848,921	577
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,531,000	565
	Hopewell Highway Infrastructure Ltd.	1,211,100	557
	Kowloon Development Co. Ltd.	423,000	478
^	SA Sa International Holdings Ltd.	1,235,844	396
*,^	China Huarong Energy Co. Ltd.	9,164,229	375
*,^	Macau Legend Development Ltd.	2,055,000	292
			647,473
Hungary (0.1%)
	OTP Bank plc	250,964	4,860
	Richter Gedeon Nyrt	205,245	3,423
	MOL Hungarian Oil & Gas plc	64,555	2,917
*	Magyar Telekom Telecommunications plc	520,363	722
			11,922
India (2.2%)
	Infosys Ltd. ADR	2,465,158	44,767
	Housing Development Finance Corp. Ltd.	2,153,392	41,303
	Tata Consultancy Services Ltd.	641,669	24,467
2	Reliance Industries Ltd. GDR	749,596	21,476
	Sun Pharmaceutical Industries Ltd.	1,512,785	20,541
	HDFC Bank Ltd. ADR	331,160	20,247
	ICICI Bank Ltd. ADR	1,735,977	14,964
	ITC Ltd.	2,630,362	13,446
	Hindustan Unilever Ltd.	973,468	11,910
	Oil & Natural Gas Corp. Ltd.	2,804,931	10,577

14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
HCL Technologies Ltd.	725,897	9,674
Reliance Industries Ltd.	667,790	9,662
Bharti Airtel Ltd.	1,747,382	9,311
Lupin Ltd.	301,265	8,850
Coal India Ltd.	1,811,952	8,850
Kotak Mahindra Bank Ltd.	803,187	8,434
Axis Bank Ltd.	1,151,641	8,350
Wipro Ltd. ADR	663,093	8,209
* Tata Motors Ltd.	1,380,413	8,088
Mahindra & Mahindra Ltd.	411,750	7,440
State Bank of India GDR	198,609	7,180
Larsen & Toubro Ltd.	305,076	6,568
Dr Reddy's Laboratories Ltd. ADR	89,565	5,803
IndusInd Bank Ltd.	396,018	5,511
NTPC Ltd. (Common)	2,703,253	5,480
Hero MotoCorp Ltd.	133,662	5,270
Tech Mahindra Ltd.	630,708	5,193
Adani Ports & Special Economic Zone Ltd.	1,123,440	5,074
Asian Paints Ltd.	393,208	4,986
Aurobindo Pharma Ltd.	366,272	4,672
Indian Oil Corp. Ltd.	760,910	4,647
Cipla Ltd.	439,440	4,632
Zee Entertainment Enterprises Ltd.	734,466	4,581
Eicher Motors Ltd.	16,598	4,496
Bharti Infratel Ltd.	750,108	4,458
Maruti Suzuki India Ltd.	64,553	4,384
Idea Cellular Ltd.	1,972,289	4,212
UltraTech Cement Ltd.	90,318	3,982
* United Spirits Ltd.	81,864	3,933
Bajaj Auto Ltd.	95,532	3,721
Power Grid Corp. of India Ltd.	1,692,921	3,330
Shriram Transport Finance Co. Ltd.	229,829	3,310
Bosch Ltd.	10,399	3,249
Bharat Petroleum Corp. Ltd.	239,546	3,187
Godrej Consumer Products Ltd.	164,553	3,173
Nestle India Ltd.	32,014	3,021
UPL Ltd.	412,796	2,895
Dabur India Ltd.	699,351	2,881
Glenmark Pharmaceuticals Ltd.	188,863	2,855
Ambuja Cements Ltd.	853,472	2,697
Vedanta Ltd.	1,661,931	2,517
LIC Housing Finance Ltd.	331,163	2,423
Bharat Heavy Electricals Ltd.	786,675	2,386
Siemens Ltd.	114,459	2,316
JSW Steel Ltd.	158,625	2,202
Infosys Ltd.	125,405	2,176
* Shree Cement Ltd.	11,197	2,099
* Cadila Healthcare Ltd.	329,040	2,095
Yes Bank Ltd.	180,767	2,090
* Tata Motors Ltd. Class A	517,417	2,051
GAIL India Ltd.	407,697	1,920
Britannia Industries Ltd.	38,545	1,903
Divi's Laboratories Ltd.	106,736	1,879
HDFC Bank Ltd.	106,795	1,793
Marico Ltd.	302,103	1,786
Rural Electrification Corp. Ltd.	462,840	1,762
Bajaj Finance Ltd.	21,830	1,740
Oracle Financial Services Software Ltd.	28,014	1,661
* Reliance Communications Ltd.	1,428,009	1,640
Bharat Forge Ltd.	124,703	1,633
NMDC Ltd.	1,061,906	1,622
Piramal Enterprises Ltd.	113,237	1,618
ICICI Bank Ltd.	382,768	1,615
Motherson Sumi Systems Ltd.	425,121	1,593

15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Dr Reddy's Laboratories Ltd.	24,066	1,566
Hindustan Petroleum Corp. Ltd.	133,397	1,566
Grasim Industries Ltd.	27,587	1,564
Power Finance Corp. Ltd.	424,235	1,552
Bajaj Finserv Ltd.	51,563	1,550
Titan Co. Ltd.	285,514	1,525
Crompton Greaves Ltd.	556,042	1,476
Bank of Baroda	604,194	1,473
Bharat Electronics Ltd.	77,139	1,466
Cummins India Ltd.	89,094	1,461
Cairn India Ltd.	608,883	1,425
Hindalco Industries Ltd.	1,105,952	1,416
Pidilite Industries Ltd.	164,767	1,411
GlaxoSmithKline Pharmaceuticals Ltd.	27,224	1,378
Aditya Birla Nuvo Ltd.	42,667	1,344
Tata Power Co. Ltd.	1,268,025	1,332
United Breweries Ltd.	92,063	1,319
Ashok Leyland Ltd.	914,684	1,307
Torrent Pharmaceuticals Ltd.	55,122	1,296
ABB India Ltd.	68,401	1,292
GlaxoSmithKline Consumer Healthcare Ltd.	13,913	1,279
Colgate-Palmolive India Ltd.	87,578	1,279
ACC Ltd.	60,220	1,269
Mahindra & Mahindra Financial Services Ltd.	365,610	1,266
Wipro Ltd.	142,814	1,256
Emami Ltd.	73,907	1,211
Tata Steel Ltd.	312,155	1,173
Castrol India Ltd.	158,779	1,123
Reliance Infrastructure Ltd.	179,596	1,085
Steel Authority of India Ltd.	1,327,539	1,081
* IDFC Bank Ltd.	952,848	1,057
Reliance Capital Ltd.	161,186	1,038
DLF Ltd.	584,010	1,035
Wockhardt Ltd.	45,282	1,032
Oil India Ltd.	161,291	999
Punjab National Bank	506,676	991
Bajaj Holdings & Investment Ltd.	35,960	913
IDFC Ltd.	952,848	856
Mphasis Ltd.	112,858	817
Hindustan Zinc Ltd.	339,512	814
JSW Energy Ltd.	558,364	794
Sun TV Network Ltd.	111,329	675
Exide Industries Ltd.	290,642	662
* Essar Oil Ltd.	217,901	636
Canara Bank	150,093	633
* Reliance Power Ltd.	785,614	604
* Adani Power Ltd.	1,222,627	587
Tata Communications Ltd.	87,649	574
* Jindal Steel & Power Ltd.	468,685	572
IDBI Bank Ltd.	438,206	572
Godrej Industries Ltd.	92,551	553
NHPC Ltd.	1,955,291	542
* GMR Infrastructure Ltd.	2,482,241	496
Adani Enterprises Ltd.	322,956	455
Union Bank of India	188,519	449
Torrent Power Ltd.	143,644	426
Great Eastern Shipping Co. Ltd.	68,503	395
Bank of India	194,388	389
Tata Chemicals Ltd.	61,655	385
* Mangalore Refinery & Petrochemicals Ltd.	276,782	231
Oriental Bank of Commerce	72,758	149
Corp Bank	112,610	75
		547,614

16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Indonesia (0.4%)
Bank Central Asia Tbk PT	16,743,600	15,718
Telekomunikasi Indonesia Persero Tbk PT	68,847,896	13,619
Astra International Tbk PT	27,447,258	11,767
Bank Rakyat Indonesia Persero Tbk PT	14,546,500	11,110
Bank Mandiri Persero Tbk PT	12,639,778	7,993
Unilever Indonesia Tbk PT	1,691,400	4,564
Bank Negara Indonesia Persero Tbk PT	9,836,134	3,396
Perusahaan Gas Negara Persero Tbk PT	14,013,400	3,051
United Tractors Tbk PT	2,300,858	3,035
Semen Indonesia Persero Tbk PT	4,232,200	3,010
Kalbe Farma Tbk PT	25,935,881	2,696
Indofood Sukses Makmur Tbk PT	6,475,000	2,600
Indocement Tunggal Prakarsa Tbk PT	1,856,200	2,423
Charoen Pokphand Indonesia Tbk PT	10,802,300	1,957
Gudang Garam Tbk PT	618,400	1,938
Surya Citra Media Tbk PT	7,494,100	1,592
Indofood CBP Sukses Makmur Tbk PT	1,585,000	1,526
* Tower Bersama Infrastructure Tbk PT	2,633,600	1,366
Jasa Marga Persero Tbk PT	2,496,000	879
Media Nusantara Citra Tbk PT	6,586,400	851
* XL Axiata Tbk PT	3,614,400	821
Adaro Energy Tbk PT	18,145,458	784
Bank Danamon Indonesia Tbk PT	3,890,294	783
Global Mediacom Tbk PT	9,209,900	581
Astra Agro Lestari Tbk PT	400,000	578
Tambang Batubara Bukit Asam Persero Tbk PT	958,600	508
* Vale Indonesia Tbk PT	2,111,500	342
Indo Tambangraya Megah Tbk PT	444,600	273
		99,761
Ireland (0.2%)
Kerry Group plc Class A	196,514	15,960
* Bank of Ireland	37,051,187	13,784
* Ryanair Holdings plc ADR	139,018	10,870
Smurfit Kappa Group plc	315,703	8,989
Glanbia plc	235,464	4,563
* Ryanair Holdings plc	19,968	296
* Irish Bank Resolution Corp. Ltd.	236,607	—
		54,462
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	1,297,171	77,054
Bank Hapoalim BM	1,331,572	6,927
* Bank Leumi Le-Israel BM	1,734,164	6,572
Bezeq The Israeli Telecommunication Corp. Ltd.	2,524,510	5,423
NICE-Systems Ltd.	71,562	4,426
Israel Chemicals Ltd.	625,092	3,463
Elbit Systems Ltd.	32,421	2,567
* Israel Discount Bank Ltd. Class A	1,405,679	2,562
Azrieli Group	58,017	2,267
Frutarom Industries Ltd.	48,406	2,089
Mizrahi Tefahot Bank Ltd.	152,783	1,852
Gazit-Globe Ltd.	141,029	1,527
Delek Group Ltd.	6,263	1,511
Paz Oil Co. Ltd.	6,349	947
Osem Investments Ltd.	48,527	938
* Tower Semiconductor Ltd.	59,320	809
Israel Corp. Ltd.	3,093	798
First International Bank Of Israel Ltd.	58,300	735
Melisron Ltd.	18,436	643
* Strauss Group Ltd.	42,524	609
Harel Insurance Investments & Financial Services Ltd.	135,466	572
Shikun & Binui Ltd.	278,779	507
* Oil Refineries Ltd.	1,179,965	431
* Clal Insurance Enterprises Holdings Ltd.	22,729	346

17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Delek Automotive Systems Ltd.	29,330	277
	Migdal Insurance & Financial Holding Ltd.	232,284	211
*	Shufersal Ltd.	1	—
			126,063
Italy (1.8%)
	Intesa Sanpaolo SPA (Registered)	16,444,344	57,327
	Eni SPA	3,340,282	54,496
	Enel SPA	9,377,048	43,294
	UniCredit SPA	6,684,050	43,249
	Assicurazioni Generali SPA	1,722,146	32,667
*	Telecom Italia SPA (Registered)	15,352,132	21,382
	Atlantia SPA	651,980	18,077
*	Fiat Chrysler Automobiles NV	1,195,612	17,579
	Luxottica Group SPA	239,778	16,776
	Snam SPA	2,967,937	15,351
	Terna Rete Elettrica Nazionale SPA	1,949,454	9,909
	Telecom Italia SPA (Bearer)	8,231,863	9,267
	Unione di Banche Italiane SPA	1,180,967	8,816
	CNH Industrial NV	1,262,009	8,520
	Mediobanca SPA	756,301	7,614
*	Banco Popolare SC	495,194	7,417
*	Finmeccanica SPA	523,420	6,854
	EXOR SPA	133,642	6,639
	Prysmian SPA	283,806	6,136
	Banca Monte dei Paschi di Siena SPA	3,317,130	6,084
	Mediaset SPA	1,030,706	5,240
	Tenaris SA	370,727	4,674
	Enel Green Power SPA	2,122,335	4,486
	Intesa Sanpaolo SPA	1,295,589	4,143
	UnipolSai SPA	1,598,673	3,853
	Tenaris SA ADR	137,850	3,483
	Davide Campari-Milano SPA	396,726	3,392
*,^	Saipem SPA	344,516	3,239
	Mediolanum SPA	359,586	2,925
^	Salvatore Ferragamo SPA	66,907	1,818
	Parmalat SPA	438,230	1,140
			435,847
Japan (17.6%)
	Toyota Motor Corp.	3,618,517	221,564
	Mitsubishi UFJ Financial Group Inc.	18,998,107	122,847
	Honda Motor Co. Ltd.	2,449,746	81,331
	Sumitomo Mitsui Financial Group Inc.	1,774,314	70,541
	SoftBank Group Corp.	1,266,554	70,497
	Mizuho Financial Group Inc.	33,820,323	69,157
	KDDI Corp.	2,566,366	61,993
	Takeda Pharmaceutical Co. Ltd.	1,057,131	51,388
	East Japan Railway Co.	518,526	49,221
	Japan Tobacco Inc.	1,418,700	49,012
	Sony Corp.	1,716,000	48,667
	Seven & i Holdings Co. Ltd.	1,065,629	48,153
	FANUC Corp.	267,283	47,036
	Central Japan Railway Co.	247,312	44,906
	Astellas Pharma Inc.	2,968,580	42,916
	Canon Inc.	1,431,977	42,773
	Mitsubishi Estate Co. Ltd.	1,728,247	36,949
	Tokio Marine Holdings Inc.	958,827	36,730
	Murata Manufacturing Co. Ltd.	257,400	36,500
	NTT DOCOMO Inc.	1,855,800	36,428
	Hitachi Ltd.	6,335,350	36,393
	Mitsui Fudosan Co. Ltd.	1,295,500	35,117
	Kao Corp.	684,900	34,982
	Panasonic Corp.	2,905,884	34,100
	Mitsubishi Corp.	1,881,794	34,090
	Shin-Etsu Chemical Co. Ltd.	562,966	33,331

18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Nissan Motor Co. Ltd.	3,206,925	33,271
Fuji Heavy Industries Ltd.	855,500	33,032
Keyence Corp.	62,421	32,398
Bridgestone Corp.	877,297	32,166
Denso Corp.	686,645	31,789
Mitsui & Co. Ltd.	2,331,418	29,450
Nomura Holdings Inc.	4,664,300	29,222
Mitsubishi Electric Corp.	2,698,148	27,982
Dai-ichi Life Insurance Co. Ltd.	1,543,900	26,693
ORIX Corp.	1,791,100	26,186
Nippon Telegraph & Telephone Corp.	702,714	25,806
Fast Retailing Co. Ltd.	69,200	25,181
Nidec Corp.	331,092	24,877
ITOCHU Corp.	1,964,658	24,472
Kubota Corp.	1,536,266	23,682
Nintendo Co. Ltd.	147,700	23,578
Hoya Corp.	566,300	23,275
Daikin Industries Ltd.	361,914	23,171
FUJIFILM Holdings Corp.	573,172	22,783
Daiwa House Industry Co. Ltd.	871,406	22,752
Eisai Co. Ltd.	363,111	22,590
Nippon Steel & Sumitomo Metal Corp.	1,109,306	22,436
Mitsubishi Heavy Industries Ltd.	4,332,890	21,808
Komatsu Ltd.	1,288,200	21,267
MS&AD Insurance Group Holdings Inc.	704,875	20,686
SMC Corp.	79,353	20,341
Sumitomo Mitsui Trust Holdings Inc.	5,177,168	19,812
Sumitomo Realty & Development Co. Ltd.	592,762	19,434
Kyocera Corp.	425,924	19,200
Suzuki Motor Corp.	553,700	18,074
Toray Industries Inc.	2,074,390	18,059
Daiichi Sankyo Co. Ltd.	909,340	17,725
Secom Co. Ltd.	261,144	17,369
West Japan Railway Co.	247,194	17,294
Ono Pharmaceutical Co. Ltd.	125,700	17,128
Dentsu Inc.	303,218	16,986
Shimano Inc.	107,700	16,926
Otsuka Holdings Co. Ltd.	502,500	16,622
Sumitomo Corp.	1,516,738	16,620
Resona Holdings Inc.	3,137,273	16,543
Shionogi & Co. Ltd.	397,200	16,236
Ajinomoto Co. Inc.	720,697	15,997
Kirin Holdings Co. Ltd.	1,129,156	15,934
Oriental Land Co. Ltd.	262,904	15,912
Sompo Japan Nipponkoa Holdings Inc.	509,900	15,895
Tokyo Gas Co. Ltd.	3,201,242	15,806
Asahi Group Holdings Ltd.	510,883	15,722
Rakuten Inc.	1,131,500	15,659
Daiwa Securities Group Inc.	2,295,500	15,655
Mazda Motor Corp.	763,400	14,991
Chubu Electric Power Co. Inc.	956,265	14,662
Recruit Holdings Co. Ltd.	453,450	14,545
Olympus Corp.	431,605	14,500
* Toshiba Corp.	5,137,452	14,450
MEIJI Holdings Co. Ltd.	183,290	14,365
* Tokyo Electric Power Co. Inc.	2,088,763	14,205
Sumitomo Electric Industries Ltd.	1,032,594	14,048
Aeon Co. Ltd.	931,600	13,765
Nitto Denko Corp.	210,559	13,431
Sekisui House Ltd.	802,789	13,318
Terumo Corp.	448,902	13,254
Tokyo Electron Ltd.	220,476	13,165
Marubeni Corp.	2,253,974	12,981
JX Holdings Inc.	3,242,430	12,670

19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Tokyu Corp.	1,557,537	12,590
* Kansai Electric Power Co. Inc.	985,700	12,559
Shiseido Co. Ltd.	527,599	12,444
Sumitomo Chemical Co. Ltd.	2,119,500	12,098
Inpex Corp.	1,243,930	11,857
Japan Exchange Group Inc.	735,400	11,794
Toyota Industries Corp.	219,257	11,477
Fujitsu Ltd.	2,420,055	11,387
T&D Holdings Inc.	845,379	11,046
Mitsubishi Chemical Holdings Corp.	1,773,915	11,022
Asahi Kasei Corp.	1,801,307	11,018
Hankyu Hanshin Holdings Inc.	1,690,700	11,015
Sysmex Corp.	192,320	10,991
JFE Holdings Inc.	692,500	10,829
NEC Corp.	3,484,000	10,741
Daito Trust Construction Co. Ltd.	99,200	10,731
TDK Corp.	166,500	10,562
Aisin Seiki Co. Ltd.	264,309	10,460
Osaka Gas Co. Ltd.	2,657,921	10,441
Unicharm Corp.	476,879	10,163
Yamato Holdings Co. Ltd.	510,716	10,014
Ricoh Co. Ltd.	913,741	9,824
Chugai Pharmaceutical Co. Ltd.	306,100	9,815
Bank of Yokohama Ltd.	1,539,869	9,568
Taisei Corp.	1,452,700	9,430
Isuzu Motors Ltd.	804,500	9,350
Kintetsu Group Holdings Co. Ltd.	2,397,500	9,251
Omron Corp.	277,300	9,147
Tohoku Electric Power Co. Inc.	643,800	9,007
Makita Corp.	163,300	8,906
NTT Data Corp.	176,900	8,768
Yamaha Motor Co. Ltd.	391,200	8,765
Dai Nippon Printing Co. Ltd.	842,566	8,683
Sumitomo Metal Mining Co. Ltd.	672,700	8,375
Odakyu Electric Railway Co. Ltd.	845,210	8,238
NGK Insulators Ltd.	379,000	8,152
Kikkoman Corp.	259,000	8,076
Nitori Holdings Co. Ltd.	103,382	8,044
Obayashi Corp.	908,700	7,959
Electric Power Development Co. Ltd.	240,900	7,912
Isetan Mitsukoshi Holdings Ltd.	490,140	7,833
Kawasaki Heavy Industries Ltd.	1,935,037	7,723
Mitsubishi Motors Corp.	863,520	7,642
Alps Electric Co. Ltd.	247,300	7,615
Yahoo Japan Corp.	1,794,300	7,588
NSK Ltd.	641,700	7,560
* Kyushu Electric Power Co. Inc.	621,848	7,499
LIXIL Group Corp.	349,973	7,474
Santen Pharmaceutical Co. Ltd.	548,000	7,411
Asahi Glass Co. Ltd.	1,287,300	7,335
Shizuoka Bank Ltd.	729,877	7,278
Yakult Honsha Co. Ltd.	136,540	7,194
Chiba Bank Ltd.	981,500	7,133
Asics Corp.	251,200	6,917
Suntory Beverage & Food Ltd.	169,700	6,855
Toyota Tsusho Corp.	300,502	6,850
Toppan Printing Co. Ltd.	759,000	6,784
Tobu Railway Co. Ltd.	1,404,690	6,777
Shimizu Corp.	770,000	6,724
Bandai Namco Holdings Inc.	273,100	6,690
NGK Spark Plug Co. Ltd.	271,908	6,618
Keio Corp.	811,031	6,581
Oji Holdings Corp.	1,272,200	6,574
Kajima Corp.	1,147,200	6,565

20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Lawson Inc.	88,700	6,544
^ TOTO Ltd.	194,000	6,540
Chugoku Electric Power Co. Inc.	425,900	6,421
Ryohin Keikaku Co. Ltd.	32,000	6,413
Koito Manufacturing Co. Ltd.	169,500	6,399
Rohm Co. Ltd.	128,500	6,315
Sekisui Chemical Co. Ltd.	522,000	6,134
Mitsubishi Materials Corp.	1,753,000	6,083
Fukuoka Financial Group Inc.	1,151,700	6,037
Konica Minolta Inc.	586,589	6,024
Nikon Corp.	465,920	6,008
Nomura Research Institute Ltd.	146,970	5,990
Kyowa Hakko Kirin Co. Ltd.	363,000	5,959
Seiko Epson Corp.	385,200	5,866
^ Casio Computer Co. Ltd.	310,426	5,827
Nippon Yusen KK	2,214,700	5,767
Nippon Express Co. Ltd.	1,115,500	5,721
Yamaha Corp.	230,200	5,694
Aozora Bank Ltd.	1,555,488	5,664
Don Quijote Holdings Co. Ltd.	153,700	5,636
Shimadzu Corp.	363,000	5,627
Taiheiyo Cement Corp.	1,700,000	5,587
Daicel Corp.	423,700	5,574
IHI Corp.	1,966,000	5,540
JTEKT Corp.	320,500	5,495
J Front Retailing Co. Ltd.	334,600	5,474
NH Foods Ltd.	262,000	5,472
Keikyu Corp.	664,657	5,449
Trend Micro Inc.	140,000	5,437
Kobe Steel Ltd.	4,243,000	5,332
Nisshin Seifun Group Inc.	350,325	5,331
Hirose Electric Co. Ltd.	43,560	5,255
Kuraray Co. Ltd.	427,200	5,250
Seibu Holdings Inc.	259,635	5,248
USS Co. Ltd.	294,800	5,195
Minebea Co. Ltd.	473,000	5,184
Nippon Paint Holdings Co. Ltd.	245,000	5,152
Nagoya Railroad Co. Ltd.	1,244,000	5,135
Joyo Bank Ltd.	989,072	5,115
Suruga Bank Ltd.	259,300	5,090
Nissan Chemical Industries Ltd.	203,600	5,033
Mitsubishi Tanabe Pharma Corp.	296,800	5,007
Alfresa Holdings Corp.	257,900	4,937
Nissin Foods Holdings Co. Ltd.	106,900	4,931
Keihan Electric Railway Co. Ltd.	696,000	4,923
Bank of Kyoto Ltd.	488,000	4,904
Japan Airlines Co. Ltd.	130,388	4,904
Toyo Suisan Kaisha Ltd.	132,200	4,868
Obic Co. Ltd.	90,700	4,781
Tokyu Fudosan Holdings Corp.	678,023	4,751
Keisei Electric Railway Co. Ltd.	383,000	4,703
JGC Corp.	297,604	4,700
Hamamatsu Photonics KK	183,700	4,696
Mitsui Chemicals Inc.	1,246,000	4,695
Hiroshima Bank Ltd.	846,200	4,682
Toyo Seikan Group Holdings Ltd.	238,500	4,624
M3 Inc.	239,800	4,612
ANA Holdings Inc.	1,545,258	4,601
MISUMI Group Inc.	352,252	4,578
Yamada Denki Co. Ltd.	1,006,800	4,537
Marui Group Co. Ltd.	351,700	4,532
Shinsei Bank Ltd.	2,155,000	4,499
Teijin Ltd.	1,276,000	4,490
Tosoh Corp.	886,000	4,480

21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Sohgo Security Services Co. Ltd.	91,800	4,438
Hulic Co. Ltd.	475,043	4,423
Credit Saison Co. Ltd.	215,984	4,421
Toho Co. Ltd.	167,800	4,360
JSR Corp.	275,500	4,341
Amada Holdings Co. Ltd.	489,100	4,335
Hisamitsu Pharmaceutical Co. Inc.	111,601	4,315
Suzuken Co. Ltd.	112,587	4,302
Sony Financial Holdings Inc.	237,600	4,246
Hokuhoku Financial Group Inc.	1,916,000	4,237
^ Japan Airport Terminal Co. Ltd.	77,100	4,182
Seven Bank Ltd.	916,260	4,159
* Kyushu Financial Group Inc.	540,045	4,153
Toho Gas Co. Ltd.	679,000	4,150
Iyo Bank Ltd.	386,000	4,130
Hino Motors Ltd.	361,700	4,115
Kansai Paint Co. Ltd.	271,000	4,110
Sojitz Corp.	1,871,000	4,101
Shimamura Co. Ltd.	36,532	4,090
Iida Group Holdings Co. Ltd.	218,600	4,083
Rinnai Corp.	51,700	4,082
Hokuriku Electric Power Co.	273,000	4,061
Yamaguchi Financial Group Inc.	329,000	4,034
Brother Industries Ltd.	315,800	4,021
Pigeon Corp.	143,800	4,019
Kose Corp.	41,400	4,017
Yaskawa Electric Corp.	337,900	4,000
Stanley Electric Co. Ltd.	210,400	3,997
Mitsui OSK Lines Ltd.	1,501,500	3,992
Kaneka Corp.	451,000	3,986
TonenGeneral Sekiyu KK	382,000	3,969
Gunma Bank Ltd.	628,000	3,935
Taisho Pharmaceutical Holdings Co. Ltd.	62,800	3,907
Hoshizaki Electric Co. Ltd.	53,593	3,873
Haseko Corp.	379,800	3,865
Mitsubishi UFJ Lease & Finance Co. Ltd.	728,500	3,811
Tsuruha Holdings Inc.	47,908	3,794
Air Water Inc.	231,000	3,769
Yamazaki Baking Co. Ltd.	195,000	3,740
Nankai Electric Railway Co. Ltd.	729,000	3,717
Yokogawa Electric Corp.	333,900	3,716
AEON Financial Service Co. Ltd.	147,900	3,694
Hachijuni Bank Ltd.	544,000	3,686
MediPal Holdings Corp.	211,500	3,680
Fuji Electric Co. Ltd.	807,000	3,587
Shikoku Electric Power Co. Inc.	211,572	3,576
Calbee Inc.	98,804	3,549
Mabuchi Motor Co. Ltd.	72,300	3,546
Takashimaya Co. Ltd.	398,000	3,545
NOK Corp.	150,500	3,530
Hakuhodo DY Holdings Inc.	336,100	3,520
Sumitomo Rubber Industries Ltd.	236,800	3,519
Kewpie Corp.	153,900	3,499
Kurita Water Industries Ltd.	154,100	3,473
Kakaku.com Inc.	185,888	3,471
Kobayashi Pharmaceutical Co. Ltd.	44,800	3,470
NTN Corp.	699,000	3,460
^ Lion Corp.	357,000	3,427
^ Daihatsu Motor Co. Ltd.	280,300	3,419
FamilyMart Co. Ltd.	83,700	3,416
Tokyo Tatemono Co. Ltd.	275,500	3,408
Chugoku Bank Ltd.	241,300	3,402
Sumitomo Heavy Industries Ltd.	757,200	3,397
Sotetsu Holdings Inc.	597,000	3,389

22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Nippon Shokubai Co. Ltd.	43,400	3,387
	Miraca Holdings Inc.	75,300	3,346
	Kaken Pharmaceutical Co. Ltd.	48,600	3,345
	Nomura Real Estate Holdings Inc.	156,400	3,323
	Ezaki Glico Co. Ltd.	69,400	3,308
	Otsuka Corp.	67,900	3,278
	THK Co. Ltd.	173,500	3,264
	SBI Holdings Inc.	287,190	3,233
	Nabtesco Corp.	160,100	3,206
	Mitsubishi Gas Chemical Co. Inc.	571,000	3,176
	Konami Holdings Corp.	139,500	3,169
	Disco Corp.	33,900	3,079
	Sawai Pharmaceutical Co. Ltd.	48,200	3,064
	Citizen Holdings Co. Ltd.	393,200	2,975
	Nishi-Nippon City Bank Ltd.	1,010,700	2,940
	Zenkoku Hosho Co. Ltd.	87,000	2,929
	Benesse Holdings Inc.	108,200	2,897
	Sugi Holdings Co. Ltd.	59,465	2,892
	Hitachi Metals Ltd.	256,000	2,888
	DIC Corp.	1,067,700	2,881
	Sega Sammy Holdings Inc.	274,100	2,875
	Sankyo Co. Ltd.	74,600	2,869
	Ube Industries Ltd.	1,369,000	2,863
	Square Enix Holdings Co. Ltd.	106,100	2,855
*	Hokkaido Electric Power Co. Inc.	268,600	2,854
	Toyo Tire & Rubber Co. Ltd.	135,800	2,852
	Nexon Co. Ltd.	206,438	2,848
*,^	Acom Co. Ltd.	520,600	2,836
	Mitsubishi Logistics Corp.	196,000	2,819
	Denka Co. Ltd.	606,000	2,801
	Park24 Co. Ltd.	132,900	2,787
	Dowa Holdings Co. Ltd.	320,000	2,779
	Nisshinbo Holdings Inc.	204,000	2,757
	Yokohama Rubber Co. Ltd.	144,000	2,756
	77 Bank Ltd.	497,000	2,734
	Nippon Electric Glass Co. Ltd.	553,500	2,711
	Nippon Shinyaku Co. Ltd.	69,000	2,697
	Temp Holdings Co. Ltd.	179,700	2,677
	Kawasaki Kisen Kaisha Ltd.	1,178,000	2,632
	Nishi-Nippon Railroad Co. Ltd.	510,000	2,631
	Aeon Mall Co. Ltd.	156,780	2,618
	Aoyama Trading Co. Ltd.	71,700	2,606
	Showa Denko KK	2,062,200	2,591
	Kamigumi Co. Ltd.	301,000	2,585
	Showa Shell Sekiyu KK	291,700	2,564
	NHK Spring Co. Ltd.	252,100	2,562
	Ebara Corp.	588,000	2,555
	CyberAgent Inc.	62,100	2,546
	Asahi Intecc Co. Ltd.	66,236	2,543
	Nippon Paper Industries Co. Ltd.	136,800	2,528
	Seino Holdings Co. Ltd.	208,600	2,470
	Nippon Kayaku Co. Ltd.	237,000	2,468
	Nichirei Corp.	381,000	2,466
	Sumco Corp.	244,786	2,457
	Sundrug Co. Ltd.	46,100	2,427
	Sanwa Holdings Corp.	300,500	2,415
	Sumitomo Dainippon Pharma Co. Ltd.	216,300	2,384
	Azbil Corp.	94,200	2,381
	Ushio Inc.	172,000	2,359
^	DeNA Co. Ltd.	146,300	2,346
*,^	Sharp Corp.	2,103,657	2,307
	Kinden Corp.	178,000	2,305
	Hikari Tsushin Inc.	30,100	2,287
	Maruichi Steel Tube Ltd.	89,400	2,280

23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Matsumotokiyoshi Holdings Co. Ltd.	53,200	2,275
Toyoda Gosei Co. Ltd.	99,200	2,273
Nifco Inc.	59,000	2,270
Hitachi High-Technologies Corp.	83,700	2,245
Rohto Pharmaceutical Co. Ltd.	135,400	2,222
Fujikura Ltd.	435,000	2,220
^ Ibiden Co. Ltd.	161,400	2,219
Idemitsu Kosan Co. Ltd.	135,000	2,215
^ Sanrio Co. Ltd.	83,488	2,208
Resorttrust Inc.	85,700	2,196
SCSK Corp.	57,276	2,194
Tsumura & Co.	91,000	2,186
H2O Retailing Corp.	112,200	2,178
Taiyo Yuden Co. Ltd.	153,000	2,142
Wacoal Holdings Corp.	171,000	2,141
Start Today Co. Ltd.	63,800	2,123
Hitachi Construction Machinery Co. Ltd.	135,900	2,110
Hitachi Chemical Co. Ltd.	133,700	2,108
Sumitomo Forestry Co. Ltd.	175,000	2,085
^ Topcon Corp.	144,100	2,079
Daishi Bank Ltd.	460,000	2,068
Nihon Kohden Corp.	106,600	2,062
Juroku Bank Ltd.	461,000	2,046
Century Tokyo Leasing Corp.	60,544	2,045
DMG Mori Co. Ltd.	142,500	2,014
Zeon Corp.	247,000	2,006
Taiyo Nippon Sanso Corp.	193,900	1,992
MonotaRO Co. Ltd.	77,481	1,988
Izumi Co. Ltd.	53,200	1,974
GS Yuasa Corp.	521,000	1,971
COMSYS Holdings Corp.	151,200	1,968
Glory Ltd.	78,100	1,967
San-In Godo Bank Ltd.	214,000	1,966
Sumitomo Osaka Cement Co. Ltd.	499,000	1,925
OSG Corp.	101,792	1,911
Oracle Corp. Japan	42,100	1,910
Tokai Tokyo Financial Holdings Inc.	315,600	1,908
Nagase & Co. Ltd.	152,000	1,883
Takara Holdings Inc.	258,900	1,853
Sapporo Holdings Ltd.	446,200	1,834
K's Holdings Corp.	51,744	1,823
Japan Steel Works Ltd.	486,500	1,799
Tadano Ltd.	151,000	1,795
Toyota Boshoku Corp.	83,700	1,780
Nipro Corp.	158,600	1,772
Chiyoda Corp.	234,000	1,770
TS Tech Co. Ltd.	64,100	1,753
Daido Steel Co. Ltd.	458,700	1,747
^ Advantest Corp.	218,700	1,739
Shiga Bank Ltd.	323,000	1,720
^ Kagome Co. Ltd.	100,800	1,710
Hitachi Capital Corp.	59,800	1,709
HIS Co. Ltd.	50,900	1,708
Jafco Co. Ltd.	44,600	1,696
OKUMA Corp.	212,000	1,691
Musashino Bank Ltd.	44,700	1,686
Welcia Holdings Co. Ltd.	34,231	1,679
Keiyo Bank Ltd.	335,000	1,678
North Pacific Bank Ltd.	434,500	1,658
Skylark Co. Ltd.	127,400	1,651
^ Bic Camera Inc.	203,900	1,651
Autobacs Seven Co. Ltd.	94,400	1,651
Toda Corp.	304,000	1,649
Toyobo Co. Ltd.	1,127,000	1,644

24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	ABC-Mart Inc.	29,200	1,627
	Coca-Cola West Co. Ltd.	80,600	1,625
	SCREEN Holdings Co. Ltd.	275,000	1,620
	Senshu Ikeda Holdings Inc.	374,440	1,611
	Awa Bank Ltd.	291,500	1,608
	House Foods Group Inc.	93,200	1,604
	Japan Post Holdings Co. Ltd.	138,000	1,601
	Japan Aviation Electronics Industry Ltd.	90,000	1,591
^	Ito En Ltd.	75,900	1,584
	Furukawa Electric Co. Ltd.	863,000	1,576
	Hyakugo Bank Ltd.	309,000	1,574
	Yamato Kogyo Co. Ltd.	58,700	1,560
	UNY Group Holdings Co. Ltd.	281,700	1,554
	Pola Orbis Holdings Inc.	24,268	1,535
	Okasan Securities Group Inc.	262,000	1,531
	Lintec Corp.	65,400	1,526
	Calsonic Kansei Corp.	191,700	1,520
^	Cosmos Pharmaceutical Corp.	11,902	1,482
	Itochu Techno-Solutions Corp.	67,000	1,465
	Mitsui Engineering & Shipbuilding Co. Ltd.	947,700	1,453
	Shimachu Co. Ltd.	66,300	1,449
	Maeda Road Construction Co. Ltd.	78,895	1,437
*	Aiful Corp.	359,692	1,431
	Hokkoku Bank Ltd.	378,000	1,402
	NTT Urban Development Corp.	141,300	1,398
	Coca-Cola East Japan Co. Ltd.	98,500	1,382
*	Japan Display Inc.	442,100	1,377
	Tokai Rika Co. Ltd.	63,400	1,375
	Rengo Co. Ltd.	289,000	1,370
	Shochiku Co. Ltd.	154,676	1,363
	FP Corp.	33,206	1,357
	SKY Perfect JSAT Holdings Inc.	254,400	1,336
	Capcom Co. Ltd.	63,400	1,335
	Heiwa Corp.	72,400	1,333
	Mitsui Mining & Smelting Co. Ltd.	693,000	1,327
	Hyakujushi Bank Ltd.	343,500	1,286
	Matsui Securities Co. Ltd.	145,500	1,278
	Kissei Pharmaceutical Co. Ltd.	49,000	1,257
	Japan Post Bank Co. Ltd.	102,700	1,234
	KYORIN Holdings Inc.	71,920	1,205
^	Fukuyama Transporting Co. Ltd.	220,000	1,195
	Nisshin Steel Co. Ltd.	116,300	1,187
	Nissan Shatai Co. Ltd.	103,159	1,185
	Japan Petroleum Exploration Co. Ltd.	38,900	1,168
	Nippo Corp.	66,531	1,162
*	Cosmo Energy Holdings Co. Ltd.	81,800	1,119
	Onward Holdings Co. Ltd.	169,000	1,058
	Canon Marketing Japan Inc.	68,400	1,036
	Hitachi Transport System Ltd.	58,900	1,031
	Nippon Television Holdings Inc.	59,500	1,028
	NS Solutions Corp.	20,700	1,009
	Mochida Pharmaceutical Co. Ltd.	16,600	976
*,^	Laox Co. Ltd.	349,000	966
^	COLOPL Inc.	56,900	927
*	Orient Corp.	449,632	894
	Kandenko Co. Ltd.	125,000	881
	Exedy Corp.	37,026	849
^	Gree Inc.	166,200	838
	Komeri Co. Ltd.	35,100	750
	Tokyo Broadcasting System Holdings Inc.	47,300	701
	Toppan Forms Co. Ltd.	54,400	699
	Fuji Media Holdings Inc.	53,500	636
	PanaHome Corp.	89,000	630
	Daikyo Inc.	340,000	586

25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Toshiba TEC Corp.	159,000	577
	Mitsubishi Shokuhin Co. Ltd.	18,502	470
	Sumitomo Real Estate Sales Co. Ltd.	19,320	444
	TV Asahi Holdings Corp.	26,100	434
	Japan Post Insurance Co. Ltd.	12,800	233
*,^	Aplus Financial Co. Ltd.	101,100	107
			4,293,671
Malaysia (0.7%)
	Public Bank Bhd. (Local)	4,258,900	17,900
	Tenaga Nasional Bhd.	4,825,300	14,190
	Malayan Banking Bhd.	7,131,674	13,677
	Axiata Group Bhd.	6,009,224	8,633
	Sime Darby Bhd.	4,420,397	8,588
	CIMB Group Holdings Bhd.	7,382,550	7,899
	DiGi.Com Bhd.	5,116,766	6,261
	Petronas Gas Bhd.	1,069,550	5,694
	Petronas Chemicals Group Bhd.	3,856,868	5,692
	IHH Healthcare Bhd.	3,740,400	5,491
	Maxis Bhd.	3,515,400	5,385
	Genting Bhd.	3,037,300	5,233
	IOI Corp. Bhd.	5,026,865	4,971
	MISC Bhd.	2,014,423	4,232
	Genting Malaysia Bhd.	4,084,900	4,083
	Kuala Lumpur Kepong Bhd.	723,600	3,831
	IJM Corp. Bhd.	4,236,840	3,273
	Gamuda Bhd.	2,832,900	2,961
	PPB Group Bhd.	818,900	2,939
	British American Tobacco Malaysia Bhd.	200,400	2,880
	AMMB Holdings Bhd.	2,583,400	2,867
	Hong Leong Bank Bhd.	773,860	2,508
	YTL Corp. Bhd.	7,113,353	2,496
	SapuraKencana Petroleum Bhd.	5,068,996	2,486
	Telekom Malaysia Bhd.	1,507,900	2,337
	Petronas Dagangan Bhd.	402,800	2,107
2	Astro Malaysia Holdings Bhd.	2,714,468	1,802
	UMW Holdings Bhd.	940,200	1,796
	Malaysia Airports Holdings Bhd.	1,207,600	1,486
	Westports Holdings Bhd.	1,489,596	1,486
	RHB Capital Bhd.	970,600	1,374
	Alliance Financial Group Bhd.	1,633,400	1,359
	YTL Power International Bhd.	3,858,647	1,356
	Lafarge Malaysia Bhd.	624,310	1,321
	KLCCP Stapled Group	729,700	1,191
	IOI Properties Group Bhd.	2,508,754	1,178
	Berjaya Sports Toto Bhd.	1,444,877	1,076
	Bumi Armada Bhd.	4,390,500	990
	Felda Global Ventures Holdings Bhd.	2,359,400	975
	Hong Leong Financial Group Bhd.	271,500	891
	SP Setia Bhd Group	1,102,300	844
	UEM Sunrise Bhd.	2,081,400	604
	MMC Corp. Bhd.	1,136,100	588
	AirAsia Bhd.	1,657,700	569
			169,500
Mexico (1.0%)
	America Movil SAB de CV	39,042,895	34,864
	Fomento Economico Mexicano SAB de CV	2,952,234	29,163
	Grupo Televisa SAB	3,595,100	20,918
	Wal-Mart de Mexico SAB de CV	7,677,253	20,255
	Grupo Financiero Banorte SAB de CV	3,106,960	16,731
	Grupo Mexico SAB de CV Class B	5,330,555	12,986
	Alfa SAB de CV Class A	3,863,598	8,049
*	Grupo Bimbo SAB de CV Class A	2,583,528	7,331
*	Cemex SAB de CV ADR	1,156,831	7,300
	Fibra Uno Administracion SA de CV	3,285,521	7,216

26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Grupo Financiero Inbursa SAB de CV	2,834,400	5,699
	Grupo Aeroportuario del Sureste SAB de CV Class B	303,301	4,697
	Coca-Cola Femsa SAB de CV	581,424	4,469
	Grupo Aeroportuario del Pacifico SAB de CV Class B	470,900	4,241
	Mexichem SAB de CV	1,538,911	3,991
*	Cemex SAB de CV	6,101,908	3,868
	Grupo Financiero Santander Mexico SAB de CV Class B	2,058,650	3,783
	El Puerto de Liverpool SAB de CV	267,900	3,720
	Gruma SAB de CV Class B	228,200	3,522
*	Promotora y Operadora de Infraestructura SAB de CV	269,993	3,385
	Grupo Carso SAB de CV	647,564	2,887
	Gentera SAB de CV	1,517,800	2,796
	Kimberly-Clark de Mexico SAB de CV Class A	1,147,640	2,769
	Arca Continental SAB de CV	390,683	2,501
	Industrias Penoles SAB de CV	178,479	2,373
	Alsea SAB de CV	710,205	2,334
	Controladora Comercial Mexicana SAB de CV	606,629	1,777
	Grupo Lala SAB de CV	639,800	1,635
	Megacable Holdings SAB de CV	403,000	1,536
*	OHL Mexico SAB de CV	1,039,000	1,367
	Infraestructura Energetica Nova SAB de CV	265,809	1,282
	Grupo Comercial Chedraui SA de CV	390,200	1,080
	Industrias Bachoco SAB de CV Class B	210,600	961
	Grupo Sanborns SAB de CV	528,840	930
	Grupo Elektra SAB DE CV	44,910	895
*	Industrias CH SAB de CV Class B	232,267	842
*	Organizacion Soriana SAB de CV Class B	330,700	799
*	Promotora y Operadora de Infraestructura SAB de CV	63,800	696
	Alpek SAB de CV	463,645	670
	Concentradora Fibra Danhos SA de CV	283,500	664
*	Minera Frisco SAB de CV	939,551	495
			237,477
Netherlands (2.1%)
	Unilever NV	2,126,058	95,832
	ING Groep NV	5,275,406	76,506
	ASML Holding NV	443,710	41,133
	Unibail-Rodamco SE	134,517	37,482
	Koninklijke Philips NV	1,263,956	34,095
	Heineken NV	298,998	27,262
	Koninklijke Ahold NV	1,221,742	24,817
	Akzo Nobel NV	338,249	23,899
	RELX NV	1,284,704	21,913
	Aegon NV	2,598,241	15,958
	Koninklijke KPN NV	4,242,848	15,538
	Wolters Kluwer NV	403,440	13,627
	Koninklijke DSM NV	238,850	12,718
	NN Group NV	350,126	10,980
	Heineken Holding NV	133,787	10,702
*	Altice NV Class A	526,671	9,078
	Randstad Holding NV	149,892	8,927
	ArcelorMittal	1,364,986	7,587
	Gemalto NV	110,040	6,896
	TNT Express NV	637,990	5,365
	Boskalis Westminster	107,573	5,222
	Koninklijke Vopak NV	89,503	3,591
*	OCI NV	113,564	3,202
*	Altice NV Class B	163,687	2,890
2	GrandVision NV	67,767	1,872
			517,092
New Zealand (0.2%)
	Spark New Zealand Ltd.	2,456,052	5,584
	Fletcher Building Ltd.	941,132	4,751
	Auckland International Airport Ltd.	1,216,290	4,319
	Fisher & Paykel Healthcare Corp. Ltd.	764,070	4,020

27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

Market
Value
Shares	($000)
Contact Energy Ltd.	993,867	3,487
Ryman Healthcare Ltd.	564,407	3,013
SKYCITY Entertainment Group Ltd.	800,449	2,167
Mighty River Power Ltd.	933,873	1,767
SKY Network Television Ltd.	516,581	1,586
Kiwi Property Group Ltd.	1,687,403	1,552
Air New Zealand Ltd.	718,981	1,414
*,^	Xero Ltd.	120,301	1,298
Vector Ltd.	358,305	800
Warehouse Group Ltd.	201,741	373
36,131
Norway (0.4%)
Statoil ASA	1,306,737	21,091
DNB ASA	1,447,879	18,370
^	Telenor ASA	948,351	17,850
Yara International ASA	239,286	10,852
Orkla ASA	1,068,407	9,079
Norsk Hydro ASA	1,814,018	6,494
Marine Harvest ASA	419,518	5,620
Schibsted ASA Class A	112,351	3,764
*	Schibsted ASA Class B	116,690	3,629
Gjensidige Forsikring ASA	232,225	3,522
*	Subsea 7 SA	394,521	3,094
*,^	Seadrill Ltd.	467,844	2,978
106,343
Other (0.1%)[3]
4	Vanguard FTSE Emerging Markets ETF	958,425	33,391

Peru (0.0%)
Credicorp Ltd.	65,348	7,409
Cia de Minas Buenaventura SAA ADR	313,609	2,010
Credicorp Ltd. (New York Shares)	3,198	362
9,781
Philippines (0.3%)
SM Investments Corp.	433,056	8,068
Ayala Land Inc.	8,137,648	6,210
Philippine Long Distance Telephone Co.	115,220	5,435
Ayala Corp.	323,528	5,377
Universal Robina Corp.	1,175,120	5,014
SM Prime Holdings Inc.	10,761,545	4,944
JG Summit Holdings Inc.	3,005,800	4,567
BDO Unibank Inc.	1,867,618	4,027
Bank of the Philippine Islands	2,133,836	3,851
Aboitiz Equity Ventures Inc.	3,127,430	3,711
Metropolitan Bank & Trust Co.	1,737,657	3,151
Jollibee Foods Corp.	673,990	2,961
Manila Electric Co.	416,030	2,884
GT Capital Holdings Inc.	92,171	2,580
Alliance Global Group Inc.	6,379,500	2,477
International Container Terminal Services Inc.	1,277,310	2,245
Globe Telecom Inc.	41,580	2,017
Aboitiz Power Corp.	2,178,480	1,951
DMCI Holdings Inc.	5,818,650	1,535
Megaworld Corp.	14,275,131	1,425
Energy Development Corp.	8,788,500	1,241
Semirara Mining and Power Corp. Class A	370,760	1,058
LT Group Inc.	3,109,773	827
Bloomberry Resorts Corp.	3,198,200	419
Petron Corp.	2,326,000	402
Emperador Inc.	2,155,296	381
Travellers International Hotel Group Inc.	1,844,200	180
78,938
Poland (0.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,182,219	8,748

28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^	Powszechny Zaklad Ubezpieczen SA	76,457	7,421
^	Polski Koncern Naftowy Orlen SA	445,600	7,218
	Bank Pekao SA	177,933	6,908
	KGHM Polska Miedz SA	189,860	4,403
^	Polskie Gornictwo Naftowe i Gazownictwo SA	2,398,060	4,253
	PGE Polska Grupa Energetyczna SA	1,004,438	3,730
	LPP SA	1,767	3,332
*	Bank Zachodni WBK SA	39,626	3,192
*	Cyfrowy Polsat SA	296,987	1,913
^	Energa SA	439,275	1,875
	Orange Polska SA	884,788	1,625
*,^	mBank SA	16,543	1,551
	Asseco Poland SA	100,705	1,485
*	Grupa Azoty SA	62,184	1,480
	CCC SA	33,809	1,476
	Eurocash SA	106,107	1,431
*,^	Alior Bank SA	63,836	1,341
*,^	Bank Millennium SA	819,524	1,295
	Tauron Polska Energia SA	1,365,511	1,070
	Enea SA	282,599	936
*	Grupa Lotos SA	126,843	935
	Bank Handlowy w Warszawie SA	43,749	890
	Synthos SA	710,818	677
*,^	Getin Noble Bank SA	1,464,514	303
			69,488
Portugal (0.1%)
	EDP - Energias de Portugal SA	2,611,817	9,650
	Galp Energia SGPS SA	516,233	5,567
	Jeronimo Martins SGPS SA	339,143	4,753
*	Banco Comercial Portugues SA	55,624,988	3,189
	EDP Renovaveis SA	264,218	1,921
*	Banco Espirito Santo SA	3,873,216	12
			25,092
Russia (0.8%)
	Gazprom PAO ADR	6,323,271	26,645
*	Lukoil PJSC ADR	658,557	23,906
	Magnit PJSC GDR	381,062	17,308
	Sberbank PAO	10,836,116	15,357
	NOVATEK OAO	1,537,576	14,068
	Tatneft PAO ADR	322,268	9,943
	MMC Norilsk Nickel PJSC ADR	648,468	9,611
	Surgutneftegas OAO Preference Shares	10,521,200	7,166
	Rosneft OAO GDR	1,580,739	6,305
	Sberbank PAO ADR	928,000	5,671
	Surgutneftegas OAO ADR	962,489	5,251
	Gazprom PAO	2,391,495	5,091
	AK Transneft OAO Preference Shares	2,101	4,896
2	VTB Bank PJSC GDR	1,881,096	4,121
	VTB Bank PJSC	3,172,798,867	3,592
	Mobile TeleSystems PJSC	1,032,110	3,364
	Severstal PAO GDR	226,041	2,656
	Moscow Exchange MICEX-RTS OAO	1,835,580	2,582
	Alrosa PAO	2,372,000	1,908
	RusHydro PJSC	184,672,634	1,881
	MegaFon PJSC GDR	127,641	1,649
	Novolipetsk Steel OJSC	1,203,913	1,475
	PhosAgro OAO GDR	104,055	1,404
	Sistema JSFC GDR	192,801	1,337
*	Uralkali PJSC	486,616	1,182
	Mobile TeleSystems PJSC ADR	164,695	1,158
	Rostelecom PJSC ADR	120,788	1,050
	Rostelecom PJSC	682,908	1,000
	E.ON Russia JSC	18,049,100	858
	Bashneft PAO	27,887	838

29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Magnitogorsk Iron & Steel Works OJSC	1,828,548	689
	LSR Group PJSC GDR	293,491	658
*	Bashneft PAO Preference Shares	25,531	636
*	Tatneft PAO Preference Shares	204,640	580
	Inter RAO UES PJSC	24,257,300	463
	Acron JSC	8,035	390
*	Aeroflot - Russian Airlines OJSC	494,114	379
	Federal Grid Co. Unified Energy System JSC	335,366,667	327
*	Rosseti PJSC	24,327,627	173
			187,568
Singapore (0.9%)
	DBS Group Holdings Ltd.	2,433,259	29,960
	Singapore Telecommunications Ltd.	9,992,600	28,284
	Oversea-Chinese Banking Corp. Ltd.	4,366,619	28,033
	United Overseas Bank Ltd.	1,641,460	23,792
	Keppel Corp. Ltd.	1,947,283	9,775
	CapitaLand Ltd.	3,498,650	7,696
	Global Logistic Properties Ltd.	4,122,117	6,563
	Wilmar International Ltd.	2,845,454	6,328
	Singapore Exchange Ltd.	1,186,174	6,231
	Singapore Press Holdings Ltd.	2,146,521	6,098
	ComfortDelGro Corp. Ltd.	2,784,124	6,013
	Singapore Airlines Ltd.	736,270	5,659
	CapitaLand Mall Trust	3,541,200	5,001
	Singapore Technologies Engineering Ltd.	2,100,351	4,944
	Genting Singapore plc	8,211,212	4,771
	Ascendas REIT	2,687,200	4,569
	City Developments Ltd.	796,098	4,504
	Hutchison Port Holdings Trust	7,435,400	4,111
	Suntec REIT	3,299,295	3,883
	Jardine Cycle & Carriage Ltd.	151,140	3,499
	Sembcorp Industries Ltd.	1,204,700	3,061
	UOL Group Ltd.	622,800	2,913
	CapitaLand Commercial Trust Ltd.	2,683,435	2,693
	Singapore Post Ltd.	1,885,300	2,548
	Golden Agri-Resources Ltd.	9,033,407	2,509
	Yangzijiang Shipbuilding Holdings Ltd.	2,774,864	2,465
^	Noble Group Ltd.	6,137,272	2,205
	StarHub Ltd.	786,240	2,014
	Venture Corp. Ltd.	333,400	1,967
^	Sembcorp Marine Ltd.	1,113,600	1,857
^	Olam International Ltd.	750,000	1,068
^	SMRT Corp. Ltd.	952,000	991
	M1 Ltd.	401,200	813
*,^	Neptune Orient Lines Ltd.	1,113,450	790
	SIA Engineering Co. Ltd.	273,000	777
	Wing Tai Holdings Ltd.	551,811	687
	Yanlord Land Group Ltd.	821,700	611
	Frasers Centrepoint Ltd.	434,000	504
^	COSCO Corp. Singapore Ltd.	998,000	267
	Indofood Agri Resources Ltd.	477,000	193
			230,647
South Africa (1.6%)
	Naspers Ltd.	556,288	81,261
	MTN Group Ltd.	2,398,591	27,307
	Sasol Ltd.	755,093	24,049
	Steinhoff International Holdings Ltd.	3,334,289	20,406
	Standard Bank Group Ltd.	1,644,757	17,078
	FirstRand Ltd.	4,140,883	15,174
	Remgro Ltd.	652,700	13,046
	Bidvest Group Ltd.	438,512	11,204
	Sanlam Ltd.	2,377,560	10,719
	Aspen Pharmacare Holdings Ltd.	421,932	9,463
	Woolworths Holdings Ltd.	1,237,100	9,153

30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Growthpoint Properties Ltd.	3,366,193	6,166
	Shoprite Holdings Ltd.	589,508	6,125
	Mediclinic International Ltd.	669,996	5,881
	Netcare Ltd.	2,026,639	5,763
	Barclays Africa Group Ltd.	431,415	5,530
*	Mr Price Group Ltd.	331,036	5,076
	Brait SE	440,558	5,036
	Tiger Brands Ltd.	215,859	4,938
	Discovery Ltd.	456,750	4,878
	Vodacom Group Ltd.	447,170	4,836
	Redefine Properties Ltd.	5,748,043	4,792
*	AngloGold Ashanti Ltd.	549,555	4,649
	RMB Holdings Ltd.	932,897	4,543
	Nedbank Group Ltd.	259,517	4,309
	Truworths International Ltd.	598,323	4,043
	Mondi Ltd.	170,008	3,950
	Life Healthcare Group Holdings Ltd.	1,332,804	3,714
	SPAR Group Ltd.	232,916	3,344
	Capitec Bank Holdings Ltd.	71,015	3,064
	Imperial Holdings Ltd.	232,158	3,022
	Hyprop Investments Ltd.	321,676	2,914
*	Sappi Ltd.	724,903	2,859
	Resilient Property Income Fund Ltd.	324,386	2,849
	Foschini Group Ltd.	274,794	2,804
	Investec Ltd.	337,449	2,785
	Gold Fields Ltd.	1,052,551	2,749
	AVI Ltd.	428,937	2,730
	MMI Holdings Ltd.	1,413,970	2,562
	Pioneer Foods Group Ltd.	174,326	2,493
	PSG Group Ltd.	129,389	2,491
	Clicks Group Ltd.	332,869	2,430
	Capital Property Fund Ltd.	2,075,411	2,416
	Telkom SA SOC Ltd.	423,312	2,222
*	Impala Platinum Holdings Ltd.	812,041	2,216
	Coronation Fund Managers Ltd.	415,232	2,188
	Barloworld Ltd.	310,919	1,755
	EOH Holdings Ltd.	144,880	1,600
	Sibanye Gold Ltd.	946,668	1,572
	Liberty Holdings Ltd.	155,730	1,522
*	Anglo American Platinum Ltd.	81,201	1,421
	Massmart Holdings Ltd.	170,445	1,409
	Pick n Pay Stores Ltd.	288,043	1,390
	Nampak Ltd.	804,794	1,303
	Tongaat Hulett Ltd.	143,698	1,229
	Reunert Ltd.	249,068	1,214
*,^	Northam Platinum Ltd.	551,601	1,208
*	Attacq Ltd.	716,239	1,130
	JSE Ltd.	116,949	1,126
*	Tsogo Sun Holdings Ltd.	626,343	1,122
	AECI Ltd.	148,191	1,019
	DataTec Ltd.	232,911	996
	KAP Industrial Holdings Ltd.	1,840,842	977
	Omnia Holdings Ltd.	77,343	856
	Sun International Ltd.	113,438	784
	Distell Group Ltd.	54,945	706
^	Exxaro Resources Ltd.	165,553	685
	Santam Ltd.	42,023	676
	PPC Ltd.	557,027	669
	Pick n Pay Holdings Ltd.	322,871	662
	Grindrod Ltd.	546,549	590
	Alexander Forbes Group Holdings Ltd.	832,594	523
	African Rainbow Minerals Ltd.	123,570	470
	Adcock Ingram Holdings Ltd.	98,611	370
^	Kumba Iron Ore Ltd.	69,564	300

31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Assore Ltd.	37,367	215
	Oceana Group Ltd.	21,448	160
*	Royal Bafokeng Platinum Ltd.	67,222	136
*,^	Adcock Ingram Holdings Ltd. Exp. 7/26/2019	5,387	3
*	African Bank Investments Ltd.	1,597,662	—
			401,025
South Korea (3.2%)
	Samsung Electronics Co. Ltd. GDR	230,386	137,639
	Samsung Electronics Co. Ltd.	29,892	35,808
	Samsung Electronics Co. Ltd. Preference Shares	26,699	27,845
	Hyundai Motor Co.	196,662	26,871
	Shinhan Financial Group Co. Ltd. ADR	564,949	21,666
	SK Hynix Inc.	740,802	19,790
	NAVER Corp.	36,867	19,338
	Hyundai Mobis Co. Ltd.	91,652	19,275
	Kia Motors Corp.	349,491	17,056
	LG Chem Ltd.	59,820	15,856
	KB Financial Group Inc. ADR	483,111	15,233
	KT&G Corp.	150,400	15,030
	POSCO ADR	368,731	14,760
	Samsung Fire & Marine Insurance Co. Ltd.	52,496	14,695
	Korea Electric Power Corp. ADR	650,993	14,582
	Amorepacific Corp.	43,185	14,216
*	Samsung C&T Corp.	95,554	12,921
	SK Holdings Co. Ltd.	48,704	11,361
	Samsung Life Insurance Co. Ltd.	105,339	10,053
	LG Household & Health Care Ltd.	11,935	9,876
	Hana Financial Group Inc.	395,370	9,598
	Samsung SDS Co. Ltd.	38,926	8,751
	SK Innovation Co. Ltd.	81,959	8,453
	LG Corp.	121,047	7,004
	SK Telecom Co. Ltd. ADR	296,974	6,997
	Samsung SDI Co. Ltd.	74,051	6,880
*,^	Celltrion Inc.	96,298	6,454
	LG Electronics Inc.	146,118	6,275
	Korea Zinc Co. Ltd.	14,245	5,919
	LG Display Co. Ltd.	303,892	5,791
	AMOREPACIFIC Group	40,858	5,723
	Kangwon Land Inc.	153,517	5,691
	Coway Co. Ltd.	75,040	5,578
	Korea Aerospace Industries Ltd.	67,466	5,296
	E-MART Inc.	28,110	5,229
^	Hyundai Heavy Industries Co. Ltd.	59,568	4,941
	Hyundai Motor Co. 2nd Preference Shares	49,167	4,908
	Hyundai Steel Co.	103,583	4,703
^	Kakao Corp.	46,546	4,618
	Hyundai Glovis Co. Ltd.	26,228	4,515
	Orion Corp.	5,290	4,451
	Industrial Bank of Korea	357,229	4,371
	Samsung Electro-Mechanics Co. Ltd.	74,428	4,235
^	Hotel Shilla Co. Ltd.	44,126	4,235
	Lotte Chemical Corp.	20,017	4,178
	BNK Financial Group Inc.	337,747	4,131
	CJ Corp.	19,542	4,112
	NCSoft Corp.	24,044	3,978
	Dongbu Insurance Co. Ltd.	64,904	3,893
*,^	Hanmi Pharm Co. Ltd.	8,468	3,804
	Hankook Tire Co. Ltd.	98,748	3,774
	Woori Bank	395,339	3,430
	Samsung Securities Co. Ltd.	80,866	3,398
	Hyundai Development Co-Engineering & Construction	84,728	3,395
	S-Oil Corp.	55,343	3,310
	Hyosung Corp.	32,351	3,296
	Lotte Shopping Co. Ltd.	15,062	3,047

32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	CJ CheilJedang Corp.	9,891	3,023
	Hyundai Motor Co. Preference Shares	31,081	2,995
	GS Holdings Corp.	67,896	2,974
	Hyundai Engineering & Construction Co. Ltd.	95,524	2,877
	Korea Investment Holdings Co. Ltd.	53,307	2,837
	Hanssem Co. Ltd.	13,737	2,800
	KCC Corp.	7,827	2,790
^	Samsung Heavy Industries Co. Ltd.	236,179	2,733
	LG Uplus Corp.	284,238	2,720
	KEPCO Plant Service & Engineering Co. Ltd.	28,165	2,565
	Yuhan Corp.	10,378	2,565
	Hyundai Wia Corp.	21,679	2,531
	S-1 Corp.	28,272	2,454
*	Amorepacific Corp. Preference Shares	14,325	2,418
	Hyundai Marine & Fire Insurance Co. Ltd.	80,768	2,403
	Daewoo Securities Co. Ltd.	247,410	2,387
	Daelim Industrial Co. Ltd.	36,063	2,349
	Hyundai Department Store Co. Ltd.	20,832	2,283
	Hanwha Corp.	69,631	2,274
	Shinhan Financial Group Co. Ltd.	56,911	2,166
	KT Corp. ADR	163,886	2,150
	Hanwha Life Insurance Co. Ltd.	288,480	2,146
	Hanwha Chemical Corp.	107,576	2,076
*,^	BGF retail Co. Ltd.	13,707	2,036
*	CJ Korea Express Co. Ltd.	11,752	2,002
*	Cheil Worldwide Inc.	114,632	2,000
	LG Chem Ltd. Preference Shares	10,351	1,950
	Lotte Confectionery Co. Ltd.	1,095	1,907
	Shinsegae Co. Ltd.	9,156	1,858
	DGB Financial Group Inc.	195,930	1,815
*,^	Hanmi Science Co. ltd	15,739	1,796
^	Hanon Systems	44,463	1,748
^	Hanwha Techwin Co. Ltd.	53,364	1,735
^	OCI Co. Ltd.	24,081	1,723
	Samsung Card Co. Ltd.	48,317	1,635
	Lotte Chilsung Beverage Co. Ltd.	812	1,589
	Woori Investment & Securities Co. Ltd.	171,984	1,510
*,^	Daewoo Engineering & Construction Co. Ltd.	265,053	1,505
^	Doosan Corp.	14,968	1,448
	NongShim Co. Ltd.	4,445	1,433
^	Hyundai Securities Co. Ltd.	235,771	1,419
	KB Financial Group Inc.	44,657	1,415
	Korea Gas Corp.	37,088	1,380
*	Korean Air Lines Co. Ltd.	47,219	1,272
	SK Networks Co. Ltd.	201,141	1,244
^	Dongsuh Cos. Inc.	41,754	1,230
^	Paradise Co. Ltd.	64,038	1,205
^	Kumho Petrochemical Co. Ltd.	23,478	1,184
*	LG Household & Health Care Ltd. Preference Shares	2,849	1,183
^	LG Hausys Ltd.	7,983	1,182
*,^	GS Engineering & Construction Corp.	57,923	1,174
^	Mando Corp.	8,943	1,161
	Doosan Heavy Industries & Construction Co. Ltd.	64,350	1,156
	Korea Electric Power Corp.	24,262	1,092
	Daewoo International Corp.	61,772	1,074
*,^	NHN Entertainment Corp.	21,817	1,061
*	KT Corp.	37,537	972
*,^	Doosan Infracore Co. Ltd.	176,399	962
	SKC Co. Ltd.	26,189	877
*,^	Hanjin Shipping Co. Ltd.	188,270	824
	LS Corp.	23,936	809
^	Hyundai Mipo Dockyard Co. Ltd.	12,921	808
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	125,248	761
	Mirae Asset Securities Co. Ltd.	33,323	746

33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^	Samsung Fine Chemicals Co. Ltd.	22,429	739
^	Hite Jinro Co. Ltd.	35,066	702
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,638	640
*,^	Samsung Engineering Co. Ltd.	39,326	623
	SK Telecom Co. Ltd.	2,772	587
*,^	Hyundai Merchant Marine Co. Ltd.	108,151	565
^	KEPCO Engineering & Construction Co. Inc.	18,055	538
	LG Electronics Inc. Preference Shares	23,318	500
*	CJ CheilJedang Corp. Preference Shares	1,801	351
	POSCO	699	112
*	Mirae Asset Securities Co. Ltd. Rights Exp. 11/05/2015	29,030	69
			782,056
Spain (2.4%)
	Banco Santander SA	18,670,876	104,555
	Telefonica SA	5,784,793	76,428
	Banco Bilbao Vizcaya Argentaria SA	8,555,631	73,551
	Iberdrola SA	7,704,157	54,998
	Industria de Diseno Textil SA	1,447,529	54,220
	Amadeus IT Holding SA	570,490	24,276
*	Repsol SA	1,448,671	18,253
*	Ferrovial SA	551,308	13,907
	CaixaBank SA	3,433,623	13,152
	Red Electrica Corp. SA	147,826	13,027
*	Banco de Sabadell SA	6,306,216	12,183
	Grifols SA	225,888	10,469
*,2	Aena SA	88,109	9,829
	Endesa SA	434,961	9,680
	Enagas SA	309,812	9,380
	Abertis Infraestructuras SA	555,345	9,217
	Gas Natural SDG SA	419,943	9,093
*	ACS Actividades de Construccion y Servicios SA	239,553	8,142
	Banco Popular Espanol SA	2,141,806	8,141
	Bankia SA	6,305,233	8,119
	Bankinter SA	939,185	6,806
	Grifols SA Preference Shares	182,854	6,350
	Distribuidora Internacional de Alimentacion SA	868,822	5,525
	Banco Santander SA ADR	805,894	4,806
	Mapfre SA	1,373,320	4,080
	Zardoya Otis SA	244,524	3,007
	Acciona SA	35,323	2,968
	Mediaset Espana Comunicacion SA	235,068	2,855
*,^	Acerinox SA	190,332	2,057
	Corp Financiera Alba SA	23,390	1,032
			580,106
Sweden (2.0%)
	Hennes & Mauritz AB Class B	1,296,959	50,309
	Nordea Bank AB	4,339,175	47,851
	Telefonaktiebolaget LM Ericsson Class B	4,071,384	39,589
	Swedbank AB Class A	1,426,211	32,719
*	Svenska Handelsbanken AB Class A	1,967,652	26,684
*	Assa Abloy AB Class B	1,282,695	25,439
	Svenska Cellulosa AB SCA Class B	794,221	23,411
	Investor AB Class B	617,968	22,877
^	Atlas Copco AB Class A	846,001	22,001
	Volvo AB Class B	2,109,743	21,838
	Skandinaviska Enskilda Banken AB Class A	1,986,089	20,770
	TeliaSonera AB	3,549,015	18,119
	Sandvik AB	1,473,635	13,770
^	Atlas Copco AB Class B	533,051	12,868
	Hexagon AB Class B	350,017	12,117
	SKF AB	568,131	9,966
	Skanska AB Class B	492,040	9,557
	Electrolux AB Class B	303,720	8,927
	Investment AB Kinnevik	279,041	8,889

34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Swedish Match AB	267,854	8,420
Alfa Laval AB	427,112	7,510
Boliden AB	374,338	7,162
Getinge AB	249,498	6,228
Trelleborg AB Class B	331,360	5,584
Meda AB Class A	375,212	5,518
Securitas AB Class B	412,674	5,376
Industrivarden AB Class A	262,994	5,111
* Lundin Petroleum AB	291,318	4,216
Tele2 AB	418,020	4,173
Industrivarden AB	221,816	4,009
^ Husqvarna AB	502,048	3,302
Melker Schorling AB	13,871	771
* Svenska Handelsbanken AB Class B	46,393	669
		495,750
Switzerland (6.6%)
Nestle SA	4,278,439	326,629
Novartis AG	2,913,037	264,113
Roche Holding AG	973,964	263,810
UBS Group AG	4,798,081	95,760
Cie Financiere Richemont SA	697,632	59,670
ABB Ltd.	3,033,523	57,136
Credit Suisse Group AG	2,229,901	55,528
Zurich Insurance Group AG	203,589	53,700
Swiss Re AG	467,447	43,369
Syngenta AG	125,318	42,099
Givaudan SA	12,613	22,544
Actelion Ltd.	134,488	18,654
LafargeHolcim Ltd.	321,381	18,075
Geberit AG	51,467	16,589
Adecco SA	220,625	16,384
Swatch Group AG (Bearer)	41,439	16,178
Swisscom AG	31,136	16,032
Julius Baer Group Ltd.	298,026	14,767
SGS SA	6,976	13,268
* LafargeHolcim Ltd.	230,997	12,997
Swiss Life Holding AG	43,614	10,396
Lonza Group AG	70,919	10,395
Chocoladefabriken Lindt & Sprungli AG Registered Shares	140	10,377
Schindler Holding AG	60,439	9,799
Galenica AG	6,659	9,748
Sonova Holding AG	70,606	9,627
Kuehne & Nagel International AG	68,979	9,554
Sika AG	2,873	9,411
Partners Group Holding AG	24,468	8,846
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,311	7,995
Baloise Holding AG	63,910	7,660
* Dufry AG	65,389	7,640
^ Transocean Ltd.	476,494	7,295
Clariant AG	368,233	6,764
Swiss Prime Site AG	85,685	6,546
Roche Holding AG (Bearer)	18,908	5,165
Aryzta AG	114,305	5,149
Swatch Group AG (Registered)	66,673	4,814
PSP Swiss Property AG	55,034	4,786
Schindler Holding AG (Registered)	28,065	4,562
Helvetia Holding AG	8,195	4,287
EMS-Chemie Holding AG	9,832	4,156
GAM Holding AG	221,522	4,049
^ Sulzer AG	32,851	3,319
Barry Callebaut AG	2,634	3,159
Pargesa Holding SA	38,382	2,436
Banque Cantonale Vaudoise	3,796	2,336

35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
DKSH Holding AG	36,079	2,196
		1,609,769
Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,375,181	118,039
Hon Hai Precision Industry Co. Ltd.	19,007,618	50,399
Taiwan Semiconductor Manufacturing Co. Ltd.	5,840,973	24,687
Fubon Financial Holding Co. Ltd.	9,925,861	15,983
Formosa Plastics Corp.	6,695,873	15,503
MediaTek Inc.	1,993,440	15,475
Nan Ya Plastics Corp.	7,800,615	15,465
Cathay Financial Holding Co. Ltd.	10,849,057	15,415
^ Chunghwa Telecom Co. Ltd. ADR	461,468	14,139
Delta Electronics Inc.	2,773,818	14,061
Formosa Chemicals & Fibre Corp.	6,005,306	13,735
CTBC Financial Holding Co. Ltd.	22,853,203	12,502
Uni-President Enterprises Corp.	6,597,487	11,127
Largan Precision Co. Ltd.	137,068	10,587
China Steel Corp.	16,978,234	10,247
Mega Financial Holding Co. Ltd.	13,643,144	9,894
Catcher Technology Co. Ltd.	1,010,153	9,850
Asustek Computer Inc.	964,023	8,605
Taiwan Mobile Co. Ltd.	2,289,648	7,204
Advanced Semiconductor Engineering Inc. ADR	1,196,216	6,866
Hotai Motor Co. Ltd.	560,000	6,516
Formosa Petrochemical Corp.	2,604,580	6,315
Pegatron Corp.	2,595,038	6,314
E.Sun Financial Holding Co. Ltd.	10,318,920	6,193
Quanta Computer Inc.	3,630,598	6,184
First Financial Holding Co. Ltd.	12,368,496	5,987
United Microelectronics Corp. ADR	3,026,170	5,598
Yuanta Financial Holding Co. Ltd.	13,704,916	5,366
China Development Financial Holding Corp.	19,211,318	5,151
Pou Chen Corp.	3,616,125	5,086
President Chain Store Corp.	766,904	5,079
Far Eastern New Century Corp.	5,483,819	4,978
Hua Nan Financial Holdings Co. Ltd.	10,149,011	4,876
Taiwan Cement Corp.	4,387,768	4,866
Taiwan Cooperative Financial Holding Co. Ltd.	10,889,801	4,865
Far EasTone Telecommunications Co. Ltd.	2,180,643	4,725
Cheng Shin Rubber Industry Co. Ltd.	2,528,220	4,572
Innolux Corp.	13,447,370	4,500
Taishin Financial Holding Co. Ltd.	11,493,488	4,485
SinoPac Financial Holdings Co. Ltd.	12,917,417	4,249
Eclat Textile Co. Ltd.	266,074	3,911
Foxconn Technology Co. Ltd.	1,486,065	3,875
Chang Hwa Commercial Bank Ltd.	7,228,967	3,745
Compal Electronics Inc.	5,743,510	3,563
Advantech Co. Ltd.	468,314	3,351
AU Optronics Corp. ADR	1,146,509	3,313
Asia Cement Corp.	3,199,519	3,312
Lite-On Technology Corp.	2,948,054	3,056
Giant Manufacturing Co. Ltd.	389,625	2,930
Hermes Microvision Inc.	76,114	2,902
Advanced Semiconductor Engineering Inc.	2,447,847	2,836
* Inotera Memories Inc.	3,411,000	2,614
Novatek Microelectronics Corp.	765,916	2,589
Shin Kong Financial Holding Co. Ltd.	10,609,858	2,533
HTC Corp.	1,004,570	2,412
^ Siliconware Precision Industries Co. Ltd. ADR	350,831	2,347
Inventec Corp.	4,084,064	2,336
Feng TAY Enterprise Co. Ltd.	404,554	2,297
Teco Electric and Machinery Co. Ltd.	2,441,000	2,125
Synnex Technology International Corp.	1,735,990	1,823
Chicony Electronics Co. Ltd.	748,140	1,778

36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Chunghwa Telecom Co. Ltd.	578,207	1,772
Wistron Corp.	3,517,911	1,762
* Acer Inc.	3,875,396	1,638
Vanguard International Semiconductor Corp.	1,263,466	1,619
* Eva Airways Corp.	2,583,587	1,511
Formosa Taffeta Co. Ltd.	1,398,000	1,381
* Taiwan Business Bank	5,208,019	1,335
* China Airlines Ltd.	3,666,913	1,311
Realtek Semiconductor Corp.	622,768	1,296
Taiwan Fertilizer Co. Ltd.	984,000	1,253
Epistar Corp.	1,375,000	1,231
Siliconware Precision Industries Co. Ltd.	927,678	1,227
Yulon Motor Co. Ltd.	1,148,898	1,215
Taiwan Secom Co. Ltd.	389,725	1,170
* Walsin Lihwa Corp.	4,600,000	1,109
Transcend Information Inc.	380,455	1,055
Eternal Materials Co. Ltd.	1,100,157	1,040
Evergreen Marine Corp. Taiwan Ltd.	2,245,222	996
TPK Holding Co. Ltd.	357,422	883
Wan Hai Lines Ltd.	1,318,702	869
Capital Securities Corp.	2,870,231	851
Cheng Uei Precision Industry Co. Ltd.	532,591	778
Unimicron Technology Corp.	1,707,975	745
Far Eastern International Bank	2,392,642	743
* Taiwan Glass Industry Corp.	1,860,701	732
Oriental Union Chemical Corp.	950,191	711
Feng Hsin Steel Co. Ltd.	613,790	708
* Macronix International	4,695,748	684
U-Ming Marine Transport Corp.	561,000	658
China Motor Corp.	869,105	612
Nanya Technology Corp.	499,000	610
YFY Inc.	1,715,451	589
* Yang Ming Marine Transport Corp.	1,936,305	584
President Securities Corp.	1,218,349	541
Cathay Real Estate Development Co. Ltd.	1,244,000	537
Ton Yi Industrial Corp.	1,014,600	494
United Microelectronics Corp.	1,184,978	431
Yulon Nissan Motor Co. Ltd.	33,633	293
Nan Ya Printed Circuit Board Corp.	274,395	276
AU Optronics Corp.	929,000	271
		602,857
Thailand (0.5%)
Advanced Info Service PCL (Foreign)	1,638,850	10,732
Kasikornbank PCL (Foreign)	1,658,416	8,024
CP ALL PCL (Foreign)	4,192,000	5,878
Siam Cement PCL (Foreign)	414,548	5,280
* PTT PCL	624,972	4,811
* Siam Commercial Bank PCL (Local)	1,127,200	4,215
PTT PCL (Foreign)	539,900	4,156
Intouch Holdings NVDR	1,945,604	4,097
PTT Exploration & Production PCL (Foreign)	1,954,678	3,989
Airports of Thailand PCL (Foreign)	455,300	3,806
Siam Commercial Bank PCL (Foreign)	995,486	3,722
Bangkok Bank PCL (Foreign)	705,029	3,313
* Bumrungrad Hospital PCL	481,504	2,915
^ Bangkok Dusit Medical Services PCL	5,296,500	2,823
* CP ALL PCL (Local)	1,829,700	2,566
* True Corp. PCL	7,958,000	2,254
TMB Bank PCL	29,787,600	2,221
* BTS Group Holdings PCL	7,692,500	2,085
PTT Global Chemical PCL (Foreign)	1,264,212	1,973
* Minor International PCL	2,278,110	1,948
^ Thai Oil PCL (Foreign)	1,092,800	1,660
* PTT Global Chemical PCL (Local)	950,400	1,483

37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Thai Union Frozen Products PCL (Foreign)	2,893,244	1,435
	Big C Supercenter PCL	254,900	1,432
*	Charoen Pokphand Foods PCL	2,283,500	1,326
	Krung Thai Bank PCL (Foreign)	2,716,125	1,304
*	Indorama Ventures PCL	1,972,900	1,275
	Central Pattana PCL (Foreign)	903,200	1,167
*	Central Pattana PCL	899,900	1,163
^	Big C Supercenter PCL	206,200	1,158
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,131
^	Total Access Communication PCL (Foreign)	587,700	1,120
	Glow Energy PCL (Foreign)	465,500	1,119
*	Airports of Thailand PCL	130,100	1,087
*	Land & Houses PCL	4,220,000	1,012
*	Home Product Center PCL	4,982,745	978
*	Krung Thai Bank PCL	1,993,200	957
*	IRPC PCL	7,736,600	884
*	Bangkok Life Assurance PCL	585,800	847
*	Banpu PCL (Local)	1,362,900	829
	Delta Electronics Thai PCL (Foreign)	339,900	805
*	Delta Electronics Thailand PCL	329,700	781
*	Electricity Generating PCL	172,900	755
	IRPC PCL (Foreign)	5,950,900	680
*,^	True Corp. PCL (Foreign)	2,258,001	640
*	BEC World PCL	715,900	632
*	Berli Jucker PCL	567,500	597
^	Electricity Generating PCL (Foreign)	130,500	570
	Siam City Cement PCL (Foreign)	57,200	543
^	BEC World PCL (Foreign)	573,400	507
*	Ratchaburi Electricity Generating Holding PCL (Local)	269,900	402
	Total Access Communication PCL	184,200	351
*	Total Access Communication PCL (Local)	163,400	311
*	Siam City Cement PCL (Local)	29,900	284
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	279
*	Glow Energy PCL	114,000	274
*,^	Thai Airways International PCL (Foreign)	676,002	191
*	Intouch Holdings PCL	72,600	153
	Land & Houses PCL (Foreign)	478,520	115
*	Thai Airways International PCL	257,400	73
*	PTT Exploration and Production PCL (Local)	28,000	57
*	Indorama Ventures PCL Warrants Exp. 8/24/2017	162,130	10
*	Minor International Warrants Exp. 11/03/2017	90,215	8
*	Indorama Ventures Warrants Exp. 8/24/2018	124,715	7
*	Big C Supercenter PCL	500	3
			113,203
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	2,839,545	7,369
	Akbank TAS	2,747,500	7,055
	BIM Birlesik Magazalar AS	308,426	6,273
*	Tupras Turkiye Petrol Rafinerileri AS	164,326	4,339
	Turkcell Iletisim Hizmetleri AS	1,060,647	4,219
	KOC Holding AS	931,665	4,217
	Haci Omer Sabanci Holding AS (Bearer)	1,092,994	3,466
	Turkiye Is Bankasi	1,812,986	3,095
	Turkiye Halk Bankasi AS	823,435	3,091
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,911,530	2,825
	Eregli Demir ve Celik Fabrikalari TAS	1,886,295	2,675
	Anadolu Efes Biracilik Ve Malt Sanayii AS	312,190	2,462
*	Turk Hava Yollari AO	747,740	2,207
	Turkiye Vakiflar Bankasi TAO	1,406,155	2,005
	TAV Havalimanlari Holding AS	203,464	1,598
	Coca-Cola Icecek AS	120,854	1,531
	Turk Telekomunikasyon AS	692,889	1,493
	Ulker Biskuvi Sanayi AS	200,262	1,353
	Yapi ve Kredi Bankasi AS	1,085,673	1,321

38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Arcelik AS	225,658	1,230
Enka Insaat ve Sanayi AS	670,442	1,188
Tofas Turk Otomobil Fabrikasi AS	168,919	1,115
Ford Otomotiv Sanayi AS	93,987	1,105
Turkiye Sise ve Cam Fabrikalari AS	699,442	801
* Petkim Petrokimya Holding AS	485,361	716
Turkiye Sinai Kalkinma Bankasi AS	910,697	481
Aselsan Elektronik Sanayi Ve Ticaret AS	95,626	458
Turk Traktor ve Ziraat Makineleri AS	16,605	395
Koza Altin Isletmeleri AS	64,175	361
Aygaz AS	89,205	335
* Pegasus Hava Tasimaciligi AS	44,548	286
* Migros Ticaret AS	44,312	261
Akcansa Cimento AS	49,811	234
Yazicilar Holding AS Class A	41,644	232
		71,792
United Arab Emirates (0.2%)
Emaar Properties PJSC	4,853,137	8,440
First Gulf Bank PJSC	1,539,659	5,175
Abu Dhabi Commercial Bank PJSC	2,514,929	5,134
DP World Ltd.	224,325	4,532
Aldar Properties PJSC	4,288,711	2,659
Dubai Islamic Bank PJSC	1,367,652	2,407
* Emaar Malls Group PJSC	2,822,097	2,404
Union National Bank PJSC	1,473,794	2,246
DAMAC Properties Dubai Co. PJSC	2,298,381	1,857
* Arabtec Holding PJSC	3,031,213	1,343
* Dubai Parks & Resorts PJSC	3,367,434	1,150
Air Arabia PJSC	3,007,827	1,105
Dubai Financial Market PJSC	2,296,512	894
Al Waha Capital PJSC	1,220,264	722
Dubai Investments PJSC	1,087,857	669
* Dana Gas PJSC	4,699,878	601
* Deyaar Development PJSC	2,069,349	334
Union Properties PJSC	1,326,655	311
Agthia Group PJSC	20,846	43
		42,026
United Kingdom (14.8%)
HSBC Holdings plc	26,659,334	208,232
British American Tobacco plc	2,546,295	151,138
BP plc	24,912,768	147,876
GlaxoSmithKline plc	6,641,285	143,040
Royal Dutch Shell plc Class A	5,320,975	138,178
Vodafone Group plc	36,290,463	119,637
AstraZeneca plc	1,723,860	110,034
Diageo plc	3,440,642	99,430
Lloyds Banking Group plc	83,548,735	94,801
Royal Dutch Shell plc Class B	3,316,279	86,622
Reckitt Benckiser Group plc	868,423	84,731
BT Group plc	11,432,605	81,735
Barclays plc	22,876,758	81,419
Prudential plc	3,485,669	81,360
SABMiller plc	1,291,393	79,439
National Grid plc	5,152,702	73,338
BG Group plc	4,649,053	73,231
Unilever plc	1,648,050	73,190
Imperial Tobacco Group plc	1,316,060	70,893
Rio Tinto plc	1,678,810	60,884
Shire plc	802,994	60,806
BHP Billiton plc	2,885,154	46,143
Aviva plc	5,526,243	41,331
WPP plc	1,770,386	39,680
Compass Group plc	2,250,733	38,771
Legal & General Group plc	8,111,239	32,619

39

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Standard Chartered plc	2,851,841	31,651
SSE plc	1,348,824	31,459
* Tesco plc	11,096,250	31,263
ARM Holdings plc	1,928,115	30,477
BAE Systems plc	4,320,572	29,259
CRH plc (London Shares)	1,047,547	28,670
Glencore plc	16,196,222	27,895
RELX plc	1,530,475	27,358
Rolls-Royce Holdings plc	2,511,576	26,571
Associated British Foods plc	476,034	25,315
Next plc	201,138	24,756
Sky plc	1,432,420	24,154
Centrica plc	6,901,290	24,021
Experian plc	1,342,040	22,884
Land Securities Group plc	1,074,646	22,150
Old Mutual plc	6,676,067	21,805
* Royal Bank of Scotland Group plc	4,426,849	21,637
Smith & Nephew plc	1,224,866	20,905
Wolseley plc	355,564	20,868
ITV plc	5,113,913	19,846
Whitbread plc	249,249	19,048
British Land Co. plc	1,399,155	18,747
Capita plc	904,154	17,747
Marks & Spencer Group plc	2,247,675	17,746
Standard Life plc	2,671,888	17,279
Kingfisher plc	3,176,311	17,263
London Stock Exchange Group plc	426,237	16,674
Anglo American plc London Shares	1,784,961	14,957
Pearson plc	1,110,721	14,708
United Utilities Group plc	931,355	14,163
Carnival plc	249,274	13,858
Taylor Wimpey plc	4,413,065	13,439
Bunzl plc	453,535	12,970
InterContinental Hotels Group plc	322,918	12,926
Persimmon plc	417,816	12,815
Barratt Developments plc	1,360,275	12,815
* International Consolidated Airlines Group SA (London Shares)	1,390,323	12,453
Burberry Group plc	605,188	12,372
Sage Group plc	1,471,250	12,335
Mondi plc	501,662	11,594
Direct Line Insurance Group plc	1,878,292	11,405
Severn Trent plc	325,598	11,245
Johnson Matthey plc	279,924	11,132
Provident Financial plc	199,677	10,666
Ashtead Group plc	687,558	10,579
St. James's Place plc	707,988	10,502
Hammerson plc	1,071,339	10,496
GKN plc	2,340,935	10,342
3i Group plc	1,316,309	10,149
Travis Perkins plc	338,247	9,969
DCC plc	120,509	9,658
Dixons Carphone plc	1,353,922	9,614
Inmarsat plc	611,874	9,273
RSA Insurance Group plc	1,387,343	8,989
Intertek Group plc	218,487	8,829
Berkeley Group Holdings plc	170,999	8,727
Royal Mail plc	1,245,710	8,541
Randgold Resources Ltd.	127,022	8,516
Croda International plc	184,149	8,208
Derwent London plc	136,146	8,132
easyJet plc	294,436	7,927
G4S plc	2,119,525	7,914
J Sainsbury plc	1,929,131	7,901
Rexam plc	949,803	7,898

40

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

					Market
					Value
				Shares	($000)
	Smiths Group plc			532,068	7,879
	Informa plc			887,337	7,752
	Wm Morrison Supermarkets plc			2,956,615	7,659
	DS Smith plc			1,283,848	7,646
	TUI AG			408,659	7,600
	Inchcape plc			607,556	7,468
	Rightmove plc			125,527	7,411
	Aberdeen Asset Management plc			1,346,006	7,181
	Schroders plc			154,377	7,087
	Pennon Group plc			563,304	7,028
	Segro plc			1,014,079	7,018
^	Intu Properties plc			1,280,562	6,815
	Capital & Counties Properties plc			987,784	6,754
	Admiral Group plc			270,702	6,718
	Hargreaves Lansdown plc			298,049	6,624
	Cobham plc			1,548,572	6,611
	Coca-Cola HBC AG			268,560	6,398
2	Merlin Entertainments plc			969,693	6,187
	Hikma Pharmaceuticals plc			183,892	6,128
	Howden Joinery Group plc			851,639	6,077
	William Hill plc			1,207,959	5,897
	Meggitt plc			1,079,848	5,878
	Amec Foster Wheeler plc			535,954	5,856
	Rentokil Initial plc			2,459,940	5,852
	Investec plc			697,665	5,819
	Tate & Lyle plc			629,980	5,792
*,2	Auto Trader Group plc			958,320	5,730
	Melrose Industries plc			1,346,075	5,514
	IMI plc			370,660	5,434
	Babcock International Group plc			341,483	5,068
	ICAP plc			727,094	4,925
	Weir Group plc			288,598	4,740
	Aggreko plc			325,903	4,587
	Petrofac Ltd.			352,291	4,561
	John Wood Group plc			493,055	4,524
	Daily Mail & General Trust plc			358,237	4,132
*	Tullow Oil plc			1,242,862	3,869
	Antofagasta plc			478,686	3,869
*	Sports Direct International plc			343,157	3,683
	Polymetal International plc			348,285	3,081
	Polyus Gold International Ltd.			996,949	2,922
^	TalkTalk Telecom Group plc			709,536	2,765
	Fresnillo plc			227,565	2,555
^	Ashmore Group plc			515,932	2,142
	CRH plc (Dublin Shares)			53,971	1,474
					3,604,733
Total Common Stocks (Cost $23,669,840)					24,267,930

		Coupon
Temporary Cash Investments (3.1%)[1]
Money Market Fund (3.0%)
5,6	Vanguard Market Liquidity Fund	0.207%		714,268,337	714,268

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7,8	Federal Home Loan Bank Discount Notes	0.150%-0.175%	11/13/15	9,000	9,000
7,8	Federal Home Loan Bank Discount Notes	0.180%	11/17/15	2,000	2,000

41

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	Federal Home Loan Bank Discount Notes	0.200%	11/18/15	600	600
7,8	Federal Home Loan Bank Discount Notes	0.197%	12/4/15	1,000	1,000
7,8	Federal Home Loan Bank Discount Notes	0.208%	12/9/15	1,000	1,000
7,8	Federal Home Loan Bank Discount Notes	0.115%	1/8/16	3,000	3,000
7	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	3,000	2,997
[8,9,10]	Freddie Mac Discount Notes	0.220%	3/30/16	5,000	4,997
					24,594
Total Temporary Cash Investments (Cost $738,858)					738,862
Total Investments (102.6%) (Cost $24,408,698)					25,006,792
Other Assets and Liabilities—Net (-2.6%)					(624,186)
Net Assets (100%)					24,382,606

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $391,306,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $94,318,000, representing 0.4% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $491,464,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $16,197,000 have been segregated as initial margin for open futures contracts.
9 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10 Securities with a value of $2,964,000 and cash of $420,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CP—Commercial Paper.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

42

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (3.8%)
DUET Group	3,382,785	5,694
Domino's Pizza Enterprises Ltd.	90,369	3,014
Investa Office Fund	851,559	2,454
Magellan Financial Group Ltd.	148,329	2,385
Spotless Group Holdings Ltd.	1,553,610	2,361
BT Investment Management Ltd.	271,909	2,193
Veda Group Ltd.	1,169,050	2,185
carsales.com Ltd.	296,700	2,074
Sirtex Medical Ltd.	71,173	1,932
JB Hi-Fi Ltd.	149,070	1,910
M2 Group Ltd.	262,301	1,853
Primary Health Care Ltd.	690,718	1,828
Northern Star Resources Ltd.	862,966	1,688
Qube Holdings Ltd.	1,040,431	1,687
nib holdings Ltd.	652,141	1,679
GrainCorp Ltd. Class A	259,944	1,678
Charter Hall Group	514,638	1,649
BWP Trust	698,289	1,604
Cromwell Property Group	2,181,600	1,564
Charter Hall Retail REIT	507,352	1,535
Super Retail Group Ltd.	212,072	1,462
^ Vocus Communications Ltd.	309,946	1,439
^ InvoCare Ltd.	169,994	1,347
Ardent Leisure Group	673,783	1,341
Evolution Mining Ltd.	1,333,078	1,323
IRESS Ltd.	194,665	1,304
Navitas Ltd.	425,535	1,275
Aveo Group	554,019	1,217
Independence Group NL	595,065	1,176
Premier Investments Ltd.	118,015	1,153
SAI Global Ltd.	362,188	1,134
Sigma Pharmaceuticals Ltd.	1,855,717	1,112
^ G8 Education Ltd.	520,396	1,107
Sandfire Resources NL	242,668	1,098
Nine Entertainment Co. Holdings Ltd.	968,874	1,071
Mantra Group Ltd.	352,461	1,038
Automotive Holdings Group Ltd.	340,886	1,034
ARB Corp. Ltd.	96,934	1,023
Estia Health Ltd.	186,068	981
Abacus Property Group	418,853	977
Pact Group Holdings Ltd.	264,625	959
^ Slater & Gordon Ltd.	485,091	948
Beach Energy Ltd.	2,029,608	923
Cover-More Group Ltd.	561,522	913
Breville Group Ltd.	192,404	902
* Burson Group Ltd.	353,098	896
Genworth Mortgage Insurance Australia Ltd.	464,122	894
* Pacific Brands Ltd.	1,736,865	886
Regis Resources Ltd.	596,117	879
^ Myer Holdings Ltd.	1,273,462	866
* Mayne Pharma Group Ltd.	1,163,236	851
Regis Healthcare Ltd.	198,611	829
Transpacific Industries Group Ltd.	1,694,685	822
Brickworks Ltd.	78,270	807
Select Harvests Ltd.	107,293	778
Australian Pharmaceutical Industries Ltd.	545,937	771
Japara Healthcare Ltd.	346,297	766
McMillan Shakespeare Ltd.	84,138	754
FlexiGroup Ltd.	339,961	735
^ Bega Cheese Ltd.	175,017	724
Steadfast Group Ltd.	666,902	714

43

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	GUD Holdings Ltd.	123,930	711
	GWA Group Ltd.	400,242	708
	Asaleo Care Ltd.	561,007	700
^,*	Liquefied Natural Gas Ltd.	665,206	695
	iSentia Group Ltd.	234,970	692
^	Monadelphous Group Ltd.	136,843	676
*	Australian Agricultural Co. Ltd.	614,126	661
^,*	Mesoblast Ltd.	272,047	657
^,*	Syrah Resources Ltd.	293,509	651
	Village Roadshow Ltd.	120,971	650
	Mineral Resources Ltd.	212,515	649
	Retail Food Group Ltd.	191,943	629
^	OzForex Group Ltd.	312,156	628
	Tassal Group Ltd.	201,935	606
	TFS Corp. Ltd.	471,227	588
	Growthpoint Properties Australia Ltd.	265,646	584
^	Seven Group Holdings Ltd.	162,970	582
	Southern Cross Media Group Ltd.	801,607	561
	Programmed Maintenance Services Ltd.	259,075	533
	Western Areas Ltd.	312,231	526
*	Transfield Services Ltd.	741,919	525
	Technology One Ltd.	190,500	523
*	Saracen Mineral Holdings Ltd.	1,272,900	522
	Altium Ltd.	162,389	516
	National Storage REIT	457,766	514
^	Cardno Ltd.	232,885	503
^,*	Virgin Australia Holdings Ltd.	1,407,801	482
^	Greencross Ltd.	109,104	482
*	APN News & Media Ltd.	1,300,357	472
	Ainsworth Game Technology Ltd.	204,635	464
	Folkestone Education Trust	293,045	464
*	Highfield Resources Ltd.	413,627	453
	GDI Property Group	693,057	445
^,*	iProperty Group Ltd.	177,485	444
*	Karoon Gas Australia Ltd.	354,214	443
^	UGL Ltd.	255,535	412
*	AWE Ltd.	842,150	377
^,*	NEXTDC Ltd.	202,502	373
^,*	Paladin Energy Ltd.	2,090,369	366
*	Billabong International Ltd.	693,727	363
^	Cabcharge Australia Ltd.	178,754	357
	Thorn Group Ltd.	235,984	357
	Tox Free Solutions Ltd.	168,183	345
	Ingenia Communities Group	1,062,862	345
	Virtus Health Ltd.	76,102	340
	Hotel Property Investments	175,992	323
*	Drillsearch Energy Ltd.	580,090	321
^,*	Arrium Ltd.	4,377,411	308
	Webjet Ltd.	85,327	305
	Reject Shop Ltd.	36,693	301
	Credit Corp. Group Ltd.	47,058	294
*	Ten Network Holdings Ltd.	2,420,531	283
	UXC Ltd.	321,272	275
	SMS Management & Technology Ltd.	78,073	273
*	Infigen Energy	954,536	255
*	Senex Energy Ltd.	1,876,559	245
	Cedar Woods Properties Ltd.	80,129	239
^,*	CuDeco Ltd.	298,221	235
^,*	Mount Gibson Iron Ltd.	1,527,569	234
	Astro Japan Property Group	62,019	232
^,*	Perseus Mining Ltd.	867,434	229
	ERM Power Ltd.	187,757	220
	STW Communications Group Ltd.	371,377	197
*	Bradken Ltd.	271,975	186

44

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	RCR Tomlinson Ltd.	112,269	183
	MMA Offshore Ltd.	603,241	181
*	Starpharma Holdings Ltd.	365,348	179
	Capitol Health Ltd.	630,148	174
	Cash Converters International Ltd.	457,078	168
	Beadell Resources Ltd.	1,167,244	132
^,*	Kingsgate Consolidated Ltd.	277,729	130
	Ausdrill Ltd.	509,302	124
*	Resolute Mining Ltd.	455,877	122
*	Sundance Energy Australia Ltd.	572,857	121
*	Horizon Oil Ltd.	1,230,328	105
	Acrux Ltd.	199,813	104
	Watpac Ltd.	150,993	103
^	Dick Smith Holdings Ltd.	201,826	100
^,*	Medusa Mining Ltd.	237,300	95
^,*	Lynas Corp. Ltd.	2,304,919	95
	MACA Ltd.	149,109	91
	Decmil Group Ltd.	108,517	72
	Hills Ltd.	224,358	69
	Panoramic Resources Ltd.	313,454	67
^,*	Buru Energy Ltd.	305,978	66
*	Ten Network Holdings Ltd.	457,938	54
*	Troy Resources Ltd.	171,798	39
*	Tap Oil Ltd.	186,680	33
*	S2 Resources Ltd.	193,687	23
*	Atlas Iron Ltd.	1,145,123	23
*	Energy World Corp. Ltd.	122,698	22
	Mincor Resources NL	114,012	21
*	Virgin Australia Holdings Pvt Ltd	1,276,415	5
*	SGH Energy Pty Ltd.	1,906,834	—
*	Kagara Ltd.	274,560	—
*	Jacana Minerals Ltd.	37,888	—
			115,426
Austria (0.8%)
*	IMMOFINANZ AG	1,309,057	3,353
	Wienerberger AG	165,717	3,054
	CA Immobilien Anlagen AG	111,190	2,179
	BUWOG AG	87,661	1,865
	Oesterreichische Post AG	49,569	1,802
*	Conwert Immobilien Invest SE	106,560	1,527
	UNIQA Insurance Group AG	159,847	1,484
^	Verbund AG	95,832	1,356
	Mayr Melnhof Karton AG	11,060	1,307
	Schoeller-Bleckmann Oilfield Equipment AG	17,130	1,028
	Zumtobel Group AG	44,573	1,013
	RHI AG	41,339	934
	Lenzing AG	10,842	829
	Flughafen Wien AG	7,036	663
	S IMMO AG	68,848	611
	Semperit AG Holding	13,387	463
	Strabag SE	19,974	459
	EVN AG	41,172	455
	Palfinger AG	13,806	388
	Kapsch TrafficCom AG	6,789	246
			25,016
Belgium (1.3%)
	Ackermans & van Haaren NV	35,290	5,369
	Cofinimmo SA	29,785	3,321
	Ontex Group NV	94,820	2,913
	Euronav NV	161,147	2,376
*	Galapagos NV	48,781	2,354
	Elia System Operator SA	39,736	1,922
	Befimmo SA	27,009	1,808
	Bekaert SA	55,351	1,641

45

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Warehouses De Pauw CVA	18,683	1,529
	Melexis NV	31,248	1,519
	Gimv NV	30,823	1,447
	Cie d'Entreprises CFE	10,738	1,331
	D'ieteren SA	37,550	1,271
*	Tessenderlo Chemie NV (Voting Shares)	34,432	1,110
*	Mobistar SA	44,477	1,090
	Ion Beam Applications	29,385	1,047
	Fagron	42,663	1,046
*	AGFA-Gevaert NV	243,598	1,039
	KBC Ancora	22,634	898
	Kinepolis Group NV	19,601	814
^,*	Nyrstar (Voting Shares)	517,952	790
	Barco NV	11,517	756
	Econocom Group SA	81,318	725
	Van de Velde NV	9,160	597
*	BHF Kleinwort Benson Group	94,301	539
^,*	Cie Maritime Belge SA	28,113	497
	EVS Broadcast Equipment SA	14,998	437
	Wereldhave Belgium NV	2,887	343
			40,529
Brazil (0.7%)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	93,611	1,063
	Odontoprev SA	409,327	1,049
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	386,600	898
	Cia Hering	227,100	892
	BR Properties SA	289,400	885
	MRV Engenharia e Participacoes SA	447,700	861
	Sao Martinho SA	66,500	766
	Bradespar SA Preference Shares	327,700	701
*	Marfrig Global Foods SA	411,512	680
*	Rumo Logistica Operadora Multimodal SA	332,077	632
	Grendene SA	129,664	607
	Linx SA	46,378	565
*	Somos Educacao SA	161,300	554
	Tupy SA	94,531	517
*	Minerva SA	153,800	509
	Iguatemi Empresa de Shopping Centers SA	88,500	489
	Iochpe Maxion SA	115,450	479
	Alpargatas SA Preference Shares	216,102	462
	Fleury SA	107,956	459
	Alupar Investimento SA	104,700	430
	Banco do Estado do Rio Grande do Sul SA Preference Shares	273,150	424
	Light SA	113,500	378
	Marcopolo SA Preference Shares	720,516	364
	SLC Agricola SA	78,400	350
	Aliansce Shopping Centers SA	127,379	345
	Arezzo Industria e Comercio SA	62,000	338
*	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	123,818	318
	Mahle-Metal Leve SA	50,700	308
*	Gafisa SA	469,582	304
	Even Construtora e Incorporadora SA	287,822	299
	JSL SA	114,300	278
	Cia de Saneamento de Minas Gerais-COPASA	81,098	273
	Cia Energetica do Ceara Preference Shares	26,142	268
	Metalurgica Gerdau SA Preference Shares Class A	397,000	268
	Ez Tec Empreendimentos e Participacoes SA	79,105	260
	QGEP Participacoes SA	166,900	258
	CVC Brasil Operadora e Agencia de Viagens SA	59,700	226
	GAEC Educacao SA	63,022	217
	Santos Brasil Participacoes SA	55,846	207
	Arteris SA	79,600	195
*	Paranapanema SA	245,700	178
	Diagnosticos da America SA	74,617	174

46

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Magnesita Refratarios SA	245,201	165
	Ser Educacional SA	64,000	156
*	Mills Estruturas e Servicos de Engenharia SA	129,778	151
*	Restoque Comercio e Confeccoes de Roupas SA	187,000	147
	Randon Participacoes SA Preference Shares	195,695	144
	Guararapes Confeccoes SA	11,300	142
	Sonae Sierra Brasil SA	32,600	141
*	Gol Linhas Aereas Inteligentes SA Preference Shares	149,500	138
	Direcional Engenharia SA	123,294	113
	Marisa Lojas SA	63,690	108
	Tecnisa SA	117,100	89
*	International Meal Co. Alimentacao SA	61,700	74
	JHSF Participacoes SA	115,871	53
	Cosan Logistica SA	133,600	45
	Tegma Gestao Logistica	47,700	45
	LPS Brasil Consultoria de Imoveis SA	66,806	36
*	PDG Realty SA Empreendimentos e Participacoes	68,432	36
			21,511
Canada (11.7%)
	Dollarama Inc.	159,263	10,758
	Gildan Activewear Inc.	353,127	10,151
	Constellation Software Inc.	23,242	10,043
	Open Text Corp.	178,537	8,276
	Onex Corp.	127,685	7,742
	Keyera Corp.	243,800	7,523
*	Element Financial Corp.	554,192	7,167
	CCL Industries Inc. Class B	47,441	6,721
^	H&R REIT	399,564	6,411
	Methanex Corp.	133,278	5,317
^	AltaGas Ltd.	197,617	5,102
^	Vermilion Energy Inc.	140,625	4,948
	Industrial Alliance Insurance & Financial Services Inc.	144,929	4,755
	Empire Co. Ltd.	226,884	4,752
	WSP Global Inc.	130,402	4,540
	CAE Inc.	391,663	4,421
	Linamar Corp.	75,571	4,392
^	PrairieSky Royalty Ltd.	220,148	4,332
	DH Corp.	154,752	4,178
^	Peyto Exploration & Development Corp.	198,955	4,108
	Progressive Waste Solutions Ltd.	169,089	4,066
	Smart REIT	161,290	3,831
^	Whitecap Resources Inc.	416,387	3,697
^	Veresen Inc.	413,502	3,599
	Eldorado Gold Corp.	1,026,828	3,589
^	Cineplex Inc.	93,047	3,586
	Canadian Apartment Properties REIT	170,726	3,515
^,*	Amaya Inc.	155,587	3,477
^	Canadian REIT	106,143	3,457
	Ritchie Bros Auctioneers Inc.	128,868	3,345
*	Kinross Gold Corp.	1,644,125	3,307
	Atco Ltd.	111,644	3,189
	Hudson's Bay Co.	182,845	3,178
	West Fraser Timber Co. Ltd.	88,013	3,114
	MacDonald Dettwiler & Associates Ltd.	52,008	3,100
^	Allied Properties REIT	112,963	3,100
	Stantec Inc.	123,238	3,093
*	Lundin Mining Corp.	900,349	3,037
	Yamana Gold Inc.	1,353,542	2,960
	TransForce Inc.	147,483	2,885
	Quebecor Inc. Class B	121,287	2,856
^	Cominar REIT	237,775	2,797
*	Detour Gold Corp.	243,459	2,707
	Tahoe Resources Inc.	318,073	2,656
	Toromont Industries Ltd.	99,789	2,597

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^	Dream Office REIT	159,278	2,557
*	Seven Generations Energy Ltd. Class A	236,370	2,518
	Chartwell Retirement Residences	253,000	2,448
^	Home Capital Group Inc. Class B	100,282	2,443
^	Boardwalk REIT	58,756	2,414
	Gibson Energy Inc.	180,096	2,401
*	Colliers International Group Inc.	47,115	2,336
	Aimia Inc.	245,750	2,274
^	Canadian Western Bank	114,895	2,208
	Stella-Jones Inc.	59,285	2,182
	Algonquin Power & Utilities Corp.	282,117	2,177
	Capital Power Corp.	145,754	2,094
^	Artis REIT	198,722	2,035
^	Northland Power Inc.	155,169	2,005
	Granite REIT	68,220	1,988
*	Celestica Inc.	175,978	1,973
	Parkland Fuel Corp.	112,843	1,963
	TMX Group Ltd.	54,530	1,924
	TransAlta Corp.	411,181	1,918
	ShawCor Ltd.	88,912	1,887
	First Capital Realty Inc.	125,859	1,864
	Maple Leaf Foods Inc.	115,432	1,835
*	New Gold Inc.	720,128	1,784
	HudBay Minerals Inc.	341,098	1,771
	Laurentian Bank of Canada	43,200	1,750
^	Emera Inc.	52,946	1,735
	RONA Inc.	165,721	1,730
	Concordia Healthcare Corp.	56,315	1,723
*	Raging River Exploration Inc.	269,216	1,709
	FirstService Corp.	48,570	1,709
	OceanaGold Corp.	884,069	1,690
	Precision Drilling Corp.	420,037	1,670
*	Canfor Corp.	116,188	1,644
*	Parex Resources Inc.	217,398	1,633
	Jean Coutu Group PJC Inc. Class A	107,083	1,632
	Cott Corp.	153,494	1,602
^	Pan American Silver Corp.	208,836	1,584
	North West Co. Inc.	70,359	1,560
^	Mullen Group Ltd.	114,097	1,523
^	Superior Plus Corp.	185,610	1,516
^	Transcontinental Inc. Class A	98,049	1,511
	Westshore Terminals Investment Corp.	89,059	1,485
	Alamos Gold Inc.	378,624	1,456
	Russel Metals Inc.	91,227	1,423
^	Genworth MI Canada Inc.	57,503	1,422
*	Advantage Oil & Gas Ltd.	251,053	1,396
*	B2Gold Corp.	1,288,709	1,390
	Osisko Gold Royalties Ltd.	133,630	1,388
	Pason Systems Inc.	94,025	1,383
^	Enerplus Corp.	290,942	1,373
	Manitoba Telecom Services Inc.	62,324	1,369
^	Just Energy Group Inc.	185,744	1,365
	Centerra Gold Inc.	239,034	1,345
	Innergex Renewable Energy Inc.	165,699	1,341
*	NovaGold Resources Inc.	364,839	1,317
*	ATS Automation Tooling Systems Inc.	123,607	1,302
	Dominion Diamond Corp.	122,801	1,299
^	Secure Energy Services Inc.	187,904	1,249
^	Baytex Energy Corp.	298,323	1,214
	Ensign Energy Services Inc.	190,683	1,199
^	Corus Entertainment Inc. Class B	124,014	1,183
^,*	Sierra Wireless Inc.	46,496	1,160
	Norbord Inc.	61,190	1,156
^	Canadian Energy Services & Technology Corp.	263,719	1,139

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^,*	Torex Gold Resources Inc.	1,195,561	1,134
	Enerflex Ltd.	116,711	1,126
^	TORC Oil & Gas Ltd.	218,471	1,108
	Aecon Group Inc.	95,033	1,098
	Dorel Industries Inc. Class B	40,886	1,040
^,*	IAMGOLD Corp.	552,400	997
*	Great Canadian Gaming Corp.	68,590	947
*	SEMAFO Inc.	409,889	931
^	Extendicare Inc.	134,578	884
	Martinrea International Inc.	102,438	869
^,*	Silver Standard Resources Inc.	126,004	868
	Cogeco Cable Inc.	16,722	864
^,*	Pacific Exploration and Production Corp.	437,171	853
*	Pretium Resources Inc.	141,346	846
	Nevsun Resources Ltd.	282,574	845
^	Penn West Petroleum Ltd.	706,776	822
*	Alacer Gold Corp.	405,535	788
^,*	First Majestic Silver Corp.	228,033	753
^,*	Paramount Resources Ltd. Class A	73,661	745
*	NuVista Energy Ltd.	209,031	739
*	Kelt Exploration Ltd.	198,074	729
^	Pengrowth Energy Corp.	742,504	727
*	Crew Energy Inc.	212,101	722
^	Bonterra Energy Corp.	43,190	717
^	Surge Energy Inc.	303,089	681
*	Birchcliff Energy Ltd.	152,484	665
	Cascades Inc.	93,208	664
^	Bonavista Energy Corp.	287,847	643
^,*	Avigilon Corp.	55,561	623
*	Bankers Petroleum Ltd.	368,810	621
^	Northern Property REIT	43,451	614
^,*	Athabasca Oil Corp.	510,393	609
*	Gran Tierra Energy Inc. (American Shares)	250,760	602
^	AutoCanada Inc.	24,175	586
	Canaccord Genuity Group Inc.	148,661	576
	Trinidad Drilling Ltd.	327,435	568
^	InnVest REIT	138,542	555
^	Morguard REIT	49,774	550
^	AGF Management Ltd. Class B	127,014	527
*	Primero Mining Corp.	226,977	522
*	China Gold International Resources Corp. Ltd.	363,300	486
*	Gran Tierra Energy Inc. (Toronto Shares)	195,195	472
^,*	Bellatrix Exploration Ltd.	276,863	455
	Major Drilling Group International Inc.	142,624	453
^,*	DREAM Unlimited Corp. Class A	73,687	415
^	Sprott Inc.	204,300	403
^	First National Financial Corp.	22,911	389
*	Imperial Metals Corp.	63,763	386
	Dundee Corp. Class A	66,870	385
^	Black Diamond Group Ltd.	53,465	344
^	Trilogy Energy Corp.	95,759	322
^	Sherritt International Corp.	435,365	273
^,*	Denison Mines Corp.	639,682	259
^	Calfrac Well Services Ltd.	98,900	175
^	Trican Well Service Ltd.	213,691	142
	Canexus Corp.	79,539	82
*	AuRico Metals Inc.	29,606	18
	Wi-LAN Inc.	3,727	7
*	Great Basin Gold Ltd.	345,634	1
			351,874
Chile (0.3%)
	Vina Concha y Toro SA	797,437	1,356
	Parque Arauco SA	783,768	1,310
	SONDA SA	702,825	1,129

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	E.CL SA	737,336	1,066
	Inversiones Aguas Metropolitanas SA	687,960	979
	Administradora de Fondos de Pensiones Habitat SA	531,646	631
	Inversiones La Construccion SA	48,262	548
*	Cia Sud Americana de Vapores SA	19,987,507	488
	Ripley Corp. SA	1,297,730	430
	Forus SA	130,471	377
	CAP SA	119,172	315
			8,629
China (3.1%)
^	Sunny Optical Technology Group Co. Ltd.	1,008,367	2,347
	Skyworth Digital Holdings Ltd.	2,680,497	1,973
	Intime Retail Group Co. Ltd.	1,639,337	1,804
^,*	China Shanshui Cement Group Ltd.	2,108,757	1,711
	Jiangsu Future Land Co. Ltd. Class B	763,150	1,686
^	Tech Pro Technology Development Ltd.	7,121,804	1,685
^	Tong Ren Tang Technologies Co. Ltd.	932,526	1,454
	Digital China Holdings Ltd.	1,344,671	1,368
*	China High Speed Transmission Equipment Group Co. Ltd.	1,511,150	1,354
*	Shunfeng International Clean Energy Ltd.	4,015,657	1,281
*	Fullshare Holdings Ltd.	6,655,000	1,272
^	PAX Global Technology Ltd.	975,266	1,270
^	Kingdee International Software Group Co. Ltd.	2,787,332	1,141
^	NetDragon Websoft Inc.	388,929	1,071
^	CT Environmental Group Ltd.	2,921,760	1,034
^	China Lesso Group Holdings Ltd.	1,257,160	1,018
2	Cosmo Lady China Holdings Co. Ltd.	1,015,131	1,009
^	China Modern Dairy Holdings Ltd.	3,188,000	958
^	Hua Han Bio-Pharmaceutical Holdings Ltd.	6,431,183	928
	Central China Securities Co. Ltd.	1,763,523	914
^	Greatview Aseptic Packaging Co. Ltd.	1,915,000	900
	Hangzhou Steam Turbine Co. Ltd. Class B	432,612	893
^,*	Chinasoft International Ltd.	2,064,768	889
^	Sinopec Kantons Holdings Ltd.	1,553,962	883
2	Fu Shou Yuan International Group Ltd.	1,228,000	837
	Beijing Capital Land Ltd.	1,734,000	830
^	CIFI Holdings Group Co. Ltd.	3,898,000	830
*	BYD Electronic International Co. Ltd.	1,230,411	797
	Xinhua Winshare Publishing and Media Co. Ltd.	906,000	761
	Tibet 5100 Water Resources Holdings Ltd.	2,336,006	753
	Wasion Group Holdings Ltd.	678,230	751
^	Phoenix Healthcare Group Co. Ltd.	474,341	719
*,2	Beijing Urban Construction Design & Development Group Co. Ltd.	1,121,000	690
*	Coolpad Group Ltd.	3,954,356	688
*	Tianneng Power International Ltd.	944,000	684
	China ZhengTong Auto Services Holdings Ltd.	1,506,000	670
^	Fufeng Group Ltd.	1,263,352	663
^	XTEP International Holdings Ltd.	1,247,379	645
^	Dah Chong Hong Holdings Ltd.	1,423,988	645
^,*	China Lumena New Materials Corp.	3,950,000	637
^	Phoenix Satellite Television Holdings Ltd.	2,659,783	634
^	China Water Affairs Group Ltd.	1,186,000	626
^	China Shineway Pharmaceutical Group Ltd.	479,000	620
^	Boer Power Holdings Ltd.	377,000	614
*	China Datang Corp. Renewable Power Co. Ltd.	4,562,393	610
^	Universal Health International Group Holding Ltd.	1,530,000	604
	West China Cement Ltd.	3,518,000	602
^	Bank of Chongqing Co. Ltd.	789,100	590
	Yuexiu Transport Infrastructure Ltd.	862,000	587
^,*	AVIC International Holding HK Ltd.	4,904,000	583
^	Dongjiang Environmental Co. Ltd.	297,000	572
	V1 Group Ltd.	7,363,484	557
	Livzon Pharmaceutical Group Inc.	106,410	549
	Dongyue Group Ltd.	1,959,000	535

50

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^	Sinotrans Shipping Ltd.	2,533,190	533
	Shandong Airlines Co. Ltd. Class B	207,900	529
	Concord New Energy Group Ltd.	7,780,000	528
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,695,417	526
^,*	China Oil & Gas Group Ltd.	7,548,000	522
^,*	Hi Sun Technology China Ltd.	2,685,143	518
	Guorui Properties Ltd.	1,083,000	517
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	602,900	516
^	China Suntien Green Energy Corp. Ltd.	2,876,366	514
^	SSY Group Ltd.	1,985,324	495
*,2	Cogobuy Group	506,000	493
^,*	Carnival Group International Holdings Ltd.	4,370,000	490
^,*	Yestar International Holdings Co. Ltd.	1,225,000	490
^	Baoxin Auto Group Ltd.	1,175,500	487
^,*,2	Hua Hong Semiconductor Ltd.	471,000	476
	COSCO International Holdings Ltd.	826,000	475
	Luthai Textile Co. Ltd. Class B	354,632	474
^	China Singyes Solar Technologies Holdings Ltd.	604,375	474
	Lonking Holdings Ltd.	2,943,313	471
	China Lilang Ltd.	553,000	471
^,*	China Chengtong Development Group Ltd.	4,108,000	468
	Ajisen China Holdings Ltd.	975,408	466
	C C Land Holdings Ltd.	1,810,000	464
^,*	Chaowei Power Holdings Ltd.	723,000	464
*	Sinosoft Technology Group Ltd.	820,000	463
*	Glorious Property Holdings Ltd.	3,601,000	462
*	Lifetech Scientific Corp.	2,398,058	458
	Landing International Development Ltd.	15,142,135	455
^	Logan Property Holdings Co. Ltd.	1,082,000	454
^	Yashili International Holdings Ltd.	1,570,000	445
^	China Overseas Grand Oceans Group Ltd.	1,399,000	443
^	Peak Sport Products Co. Ltd.	1,457,756	437
	Yuzhou Properties Co. Ltd.	1,818,000	435
^	Vinda International Holdings Ltd.	220,873	433
	Wuxi Little Swan Co. Ltd. Class B	194,600	432
*	China Huiyuan Juice Group Ltd.	959,000	431
	China Power New Energy Development Co. Ltd.	6,140,000	425
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	229,100	419
^	First Tractor Co. Ltd.	612,954	417
^,*	China Electronics Corp. Holdings Co. Ltd.	1,202,000	407
^	Hengdeli Holdings Ltd.	2,697,765	405
^,*	China Metal Recycling Holdings Ltd.	332,400	404
*	Kama Co. Ltd. Class B	401,200	404
^	China SCE Property Holdings Ltd.	1,812,000	397
^,*	Greenland Hong Kong Holdings Ltd.	944,000	397
*	Enerchina Holdings Ltd.	6,537,000	397
^	China All Access Holdings Ltd.	1,132,000	390
^,*	China Tian Lun Gas Holdings Ltd.	427,500	389
	Huangshan Tourism Development Co. Ltd. Class B	223,800	382
*	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	400,000	378
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	732,839	372
^	Bloomage BioTechnology Corp. Ltd.	205,000	371
	Shanghai Diesel Engine Co. Ltd. Class B	482,300	369
	Tianjin Development Holdings Ltd.	560,000	362
^	Wisdom Sports Group	694,000	361
^,*	Lianhua Supermarket Holdings Co. Ltd.	770,000	359
	Tianjin Port Development Holdings Ltd.	2,123,976	354
^	Powerlong Real Estate Holdings Ltd.	1,811,000	353
	China Fangda Group Co. Ltd. Class B	436,800	352
*	Colour Life Services Group Co. Ltd.	404,000	347
^	Shanghai Industrial Urban Development Group Ltd.	1,788,000	346
	China Merchants Land Ltd.	1,636,000	346
^	361 Degrees International Ltd.	965,000	341
^	CPMC Holdings Ltd.	606,000	340

51

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Zhonglu Co. Ltd. Class B	120,500	339
*	Sinolink Worldwide Holdings Ltd.	3,052,000	336
*,2	Ozner Water International Holding Ltd.	1,753,000	323
*	EverChina International Holdings Co. Ltd.	7,695,000	312
^	Poly Culture Group Corp. Ltd.	128,914	309
^,*	China Dynamics Holdings Ltd.	4,458,752	307
	Hubei Sanonda Co. Ltd. Class B	344,400	303
*	Launch Tech Co. Ltd.	200,500	302
*	Shang Gong Group Co. Ltd. Class B	286,100	301
	Qingling Motors Co. Ltd.	932,929	300
^	Xiamen International Port Co. Ltd.	1,177,000	298
	Eastern Communications Co. Ltd. Class B	396,650	291
	Xingda International Holdings Ltd.	1,304,000	290
	Weiqiao Textile Co.	632,000	283
*	Mingfa Group International Co. Ltd.	1,151,000	278
^,*	China Precious Metal Resources Holdings Co. Ltd.	6,172,936	277
	Shenguan Holdings Group Ltd.	1,914,000	276
^	TCL Multimedia Technology Holdings Ltd.	615,842	275
^	Texhong Textile Group Ltd.	369,000	273
	Guangdong Provincial Expressway Development Co. Ltd. Class B	537,400	267
^	China Fiber Optic Network System Group Ltd.	2,215,200	263
	Comba Telecom Systems Holdings Ltd.	1,276,661	261
^,*	Wanda Hotel Development Co. Ltd.	1,717,000	260
	Shanghai Highly Group Co. Ltd. Class B	354,300	252
*	SRE Group Ltd.	4,930,302	248
*,2	Kangda International Environmental Co. Ltd.	827,111	245
^,*	MIE Holdings Corp.	1,834,000	242
*	Shanghai Potevio Co. Ltd. Class B	165,700	241
^,*	PW Medtech Group Ltd.	1,151,000	240
^	Hilong Holding Ltd.	1,120,000	237
	Fantasia Holdings Group Co. Ltd.	1,986,000	235
*	Loudong General Nice Resources China Holdings Ltd.	2,715,000	231
	Chongqing Machinery & Electric Co. Ltd.	1,612,000	229
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	349,900	221
*	O-Net Communications Group Ltd.	756,000	221
*	China Public Procurement Ltd.	11,828,000	212
^	Tiangong International Co. Ltd.	2,289,478	211
	NVC Lighting Holding Ltd.	1,626,088	210
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	207
*	Jinshan Development & Construction Co. Ltd. Class B	236,200	201
^	Welling Holding Ltd.	1,203,600	201
^	Changshouhua Food Co. Ltd.	326,000	196
^	Maoye International Holdings Ltd.	1,501,459	193
	HNA Infrastructure Company Ltd.	166,000	190
*	INESA Electron Co. Ltd. Class B	268,933	189
^	Hydoo International Holding Ltd.	1,208,000	186
	Huaxin Cement Co. Ltd. Class B	277,760	184
*	Chongqing Iron & Steel Co. Ltd.	1,125,500	180
*	China Rare Earth Holdings Ltd.	1,872,548	171
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	165
^,*	North Mining Shares Co. Ltd.	13,573,200	146
	Yuanda China Holdings Ltd.	2,880,000	141
*	Anxin-China Holdings Ltd.	2,683,000	133
^	Real Nutriceutical Group Ltd.	1,018,000	131
	Minmetals Land Ltd.	1,184,000	122
^,*	Daphne International Holdings Ltd.	671,996	121
	Changchai Co. Ltd. Class B	179,100	117
	Hefei Meiling Co. Ltd. Class B	184,160	114
*	Boshiwa International Holding Ltd.	469,000	102
*	Chengde Nanjiang Co. Ltd. Class B	271,700	101
^,*	China Resources and Transportation Group Ltd.	23,925,200	101
	Shenzhen Chiwan Petroleum Class B	47,000	94
*	Xinjiang Xinxin Mining Industry Co. Ltd.	844,000	93
*	Synertone Communication Corp.	4,312,000	86

52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Fiyta Holdings Ltd. Class B	73,309	77
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	65
*	China ITS Holdings Co. Ltd.	531,000	65
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	45,840	64
*	China High Precision Automation Group Ltd.	401,000	63
*	China Automation Group Ltd.	566,670	62
	Dalian Refrigeration Co. Ltd. Class B	57,600	62
*	Winsway Enterprises Holdings Ltd.	3,198,870	60
*	Hidili Industry International Development Ltd.	815,000	42
*	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	29
*	Real Gold Mining Ltd.	239,476	26
*	Sound Global Ltd.	20,000	18
*	Chigo Holding Ltd.	1,038,000	17
			93,233
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	145,410	1,195
	Celsia SA ESP	503,707	520
	Avianca Holdings SA Preference Shares	537,885	275
			1,990
Czech Republic (0.0%)
	Philip Morris CR AS	697	332

Denmark (1.0%)
	GN Store Nord A/S	230,959	4,207
	Sydbank A/S	110,111	3,614
*	Topdanmark A/S	110,658	2,942
	FLSmidth & Co. A/S	70,576	2,668
	SimCorp A/S	52,588	2,576
*	Royal Unibrew A/S	58,800	2,322
	NKT Holding A/S	35,666	1,938
	Rockwool International A/S Class B	9,246	1,446
*	Dfds A/S	44,545	1,352
	Spar Nord Bank A/S	126,552	1,210
*	Bavarian Nordic A/S	27,544	1,102
	Matas A/S	57,277	1,038
	ALK-Abello A/S	8,698	945
^,*	Ambu A/S Class B	34,131	925
	Schouw & Co.	16,893	883
	Alm Brand A/S	90,615	513
	Solar A/S Class B	7,325	445
^,*	Bang & Olufsen A/S	42,015	276
^,*	D/S Norden A/S	8,002	159
*	Genmab A/S	1	—
*	OW Bunker A/S	24,023	—
			30,561
Egypt (0.2%)
	Egypt Kuwait Holding Co. SAE	1,147,138	665
*	Medinet Nasr Housing	185,355	558
*	Six of October Development & Investment	412,130	465
*	Pioneers Holding for Financial Investments SAE	405,621	418
	Oriental Weavers	298,624	408
*	Palm Hills Developments SAE	1,522,888	404
*	Orascom Telecom Media And Technology Holding SAE	3,751,555	388
*	Ezz Steel	277,384	343
	Heliopolis Co. for Housing and Construction SAE	55,303	298
*	Arab Cotton Ginning	444,362	169
*	Egyptian Resorts Co.	1,289,451	159
*	South Valley Cement	250,000	134
*	Maridive & Oil Services SAE	356,111	118
	Amer Group Holding	1,525,662	103
*	Citadel Capital SAE	425,000	98
*	Porto Holding SAE	1,525,662	87
*	Abu Dhabi Islamic Bank	53,172	34

53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Nile Cotton Ginning	31,192	26
			4,875
Finland (1.2%)
	Huhtamaki Oyj	151,396	5,331
	Amer Sports Oyj	171,137	4,789
	Tieto Oyj	104,726	2,680
	Konecranes Oyj	85,897	2,299
	Cargotec Oyj Class B	57,228	2,034
	Valmet Oyj	188,782	1,986
	Metsa Board Oyj	312,062	1,981
	Caverion Corp.	185,776	1,616
	Sponda Oyj	366,995	1,558
	Citycon Oyj	576,346	1,516
	Kemira Oyj	114,936	1,360
	Uponor Oyj	86,460	1,151
^	YIT Oyj	193,364	1,015
^,*	Outokumpu Oyj	298,192	1,010
^	Outotec Oyj	273,076	938
	Ramirent Oyj	111,962	871
*	Oriola-KD Oyj	172,810	844
	Raisio Oyj	177,466	836
^	Sanoma Oyj	142,434	624
	Cramo Oyj	31,253	573
^	F-Secure Oyj	118,532	353
*	Finnair Oyj	77,235	319
^,*	Stockmann OYJ Abp Class B	32,328	251
			35,935
France (2.9%)
	Teleperformance	83,376	6,547
	Orpea	60,719	4,867
2	Euronext NV	100,292	4,399
	Eurofins Scientific SE	12,047	4,356
*	UBISOFT Entertainment	134,540	4,030
	Rubis SCA	49,542	3,971
^	Technicolor SA	483,346	3,273
2	Elior	128,488	2,438
	Nexity SA	53,023	2,348
	Plastic Omnium SA	80,718	2,330
	Altran Technologies SA	180,467	2,247
	Korian SA	58,069	2,196
*	DBV Technologies SA	30,946	2,135
	Sopra Steria Group	18,243	2,075
	Sartorius Stedim Biotech	5,644	1,993
	Havas SA	227,292	1,969
	Metropole Television SA	99,859	1,921
*	Nexans SA	48,154	1,914
	Alten SA	34,607	1,794
	Elis SA	97,169	1,646
^,*	Air France-KLM	213,641	1,565
	Vicat	23,447	1,503
	Mercialys SA	64,413	1,480
^,*	Genfit	30,363	1,362
	Virbac SA	6,843	1,362
	Gaztransport Et Technigaz SA	26,651	1,332
	Neopost SA	51,139	1,272
	IPSOS	53,803	1,092
	Faiveley Transport SA	10,203	1,077
	Saft Groupe SA	40,688	1,051
^,*	CGG SA	235,818	947
	Coface SA	116,306	941
*	Groupe Fnac SA	13,560	880
	Tarkett SA	26,616	795
*	GameLoft SE	120,650	689
^	Bourbon SA	44,897	662

54

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Boiron SA	7,420	656
^	Rallye SA	35,461	655
	LISI	26,445	645
	Trigano SA	12,960	623
	FFP	8,155	596
	Vilmorin & Cie SA	8,414	593
*	Parrot SA	12,223	553
^,*	Eramet	13,661	539
	Bonduelle SCA	20,101	500
*	Etablissements Maurel et Prom	134,292	483
	Guerbet	6,643	450
*	Derichebourg SA	142,793	439
*	Euro Disney SCA	316,520	435
	Mersen	16,517	310
	Assystem	13,611	284
	MPI	111,396	280
*	Esso SA Francaise	4,789	275
	Jacquet Metal Service	18,428	269
	Haulotte Group SA	16,624	236
^	Solocal Group	28,223	230
	GL Events	11,575	220
*	Stallergenes Greer plc	4,717	210
	Albioma SA	11,750	191
	Albioma SA Loyalty Line	8,890	145
	Manitou BF SA	9,233	128
	Union Financiere de France BQE SA	3,200	91
*	Etablissements Maurel et Prom Warrants Exp. 12/31/2015	38,916	—
			86,495
Germany (3.9%)
	LEG Immobilien AG	81,766	6,528
	Freenet AG	154,168	5,201
	Aurubis AG	66,123	4,421
	KION Group AG	94,995	4,282
*	Dialog Semiconductor plc	104,795	3,871
	Gerresheimer AG	45,525	3,552
	STADA Arzneimittel AG	88,635	3,374
	Aareal Bank AG	85,002	3,233
	Deutsche EuroShop AG	66,414	3,203
^	KUKA AG	37,612	3,178
	Sartorius AG Preference Shares	13,620	3,079
*	Nordex SE	93,248	3,050
	Drillisch AG	58,440	3,015
	Krones AG	20,263	2,436
	Norma Group SE	46,146	2,367
	Rational AG	5,813	2,307
*	MorphoSys AG	36,634	2,266
^	alstria office REIT-AG	151,065	2,106
	DMG Mori AG	52,815	2,098
^	Bilfinger SE	46,347	2,077
^	TAG Immobilien AG	159,549	2,066
	Stroeer SE	32,246	2,029
*	GRENKELEASING AG	10,755	1,972
	Software AG	67,617	1,967
	Wincor Nixdorf AG	37,984	1,946
	CTS Eventim AG & Co. KGaA	49,096	1,922
	Leoni AG	46,613	1,902
	Pfeiffer Vacuum Technology AG	14,998	1,871
	RHOEN-KLINIKUM AG	61,979	1,848
	Jungheinrich AG Preference Shares	24,836	1,827
	Salzgitter AG	59,706	1,724
	Duerr AG	20,483	1,706
*	PATRIZIA Immobilien AG	58,110	1,597
^,*	SGL Carbon SE	85,514	1,572
	Bechtle AG	16,812	1,554

55

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Indus Holding AG	28,312	1,318
^	Kloeckner & Co. SE	145,572	1,299
	Sixt SE	20,623	1,150
	Nemetschek AG	25,852	1,113
	Jenoptik AG	68,058	1,099
	KWS Saat SE	3,368	1,089
	Rheinmetall AG	17,151	1,080
*	Vossloh AG	14,148	1,042
	Sixt SE Preference Shares	23,906	1,030
	CompuGroup Medical AG	34,593	1,017
*	Heidelberger Druckmaschinen AG	333,517	958
	ElringKlinger AG	41,308	925
	Takkt AG	48,067	894
	Puma SE	3,919	878
^,*	AIXTRON SE	135,382	862
	Bertrandt AG	7,216	846
	BRAAS Monier Building Group SA	32,162	841
	BayWa AG	24,358	825
	Draegerwerk AG & Co. KGaA Preference Shares	10,885	785
^,*	SMA Solar Technology AG	15,852	765
	Carl Zeiss Meditec AG	24,763	726
^	Gerry Weber International AG	38,189	621
	Deutz AG	139,465	523
	DIC Asset AG	49,387	486
	comdirect bank AG	39,593	480
	Wacker Neuson SE	32,939	458
	Hamburger Hafen und Logistik AG	29,543	427
*	Hornbach Baumarkt AG	11,019	394
	Biotest AG Preference Shares	27,513	387
	Deutsche Beteiligungs AG	13,381	380
	Bauer AG	15,649	331
	Draegerwerk AG & Co. KGaA	4,664	299
*	H&R AG	22,324	202
	Biotest AG	7,464	112
*	CropEnergies AG	10,226	63
	CAT Oil AG	3,435	27
			118,879
Greece (0.3%)
	Titan Cement Co. SA	69,895	1,532
	JUMBO SA	139,429	1,348
*	Motor Oil Hellas Corinth Refineries SA	90,366	1,109
	FF Group	51,764	1,041
	Public Power Corp. SA	159,291	916
	Mytilineos Holdings SA	137,711	734
	Hellenic Petroleum SA	102,506	596
	Hellenic Exchanges SA	92,884	530
	Grivalia Properties REIC AE	51,080	467
*	Ellaktor SA	214,567	419
	Athens Water Supply & Sewage Co. SA	65,813	416
*	Eurobank Ergasias SA	11,959,206	406
	Metka SA	37,574	364
*	TT Hellenic Postbank SA	44,448	8
			9,886
Hong Kong (2.2%)
	Fortune REIT (Hong Kong Shares)	1,745,000	1,815
	Minth Group Ltd.	832,219	1,719
	Value Partners Group Ltd.	1,557,498	1,645
	Stella International Holdings Ltd.	615,591	1,519
^	NagaCorp Ltd.	2,082,228	1,470
	Luk Fook Holdings International Ltd.	507,000	1,308
*	HKBN Ltd.	1,061,449	1,275
^	Man Wah Holdings Ltd.	1,112,400	1,264
*	Hybrid Kinetic Group Ltd.	24,638,000	1,169
^	Town Health International Medical Group Ltd.	5,394,217	1,113

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^,*	FDG Electric Vehicles Ltd.	15,848,885	1,098
	Giordano International Ltd.	2,021,735	1,085
	Pacific Textiles Holdings Ltd.	746,000	1,063
	SITC International Holdings Co. Ltd.	2,055,294	1,054
^	SmarTone Telecommunications Holdings Ltd.	588,730	1,041
	Nexteer Automotive Group Ltd.	974,848	1,035
^,*	KuangChi Science Ltd.	2,461,000	1,009
^,*	China LNG Group Ltd.	22,400,000	934
*	Tongda Group Holdings Ltd.	4,570,000	928
	China Soft Power Technology Holdings Ltd.	9,226,000	863
	G-Resources Group Ltd.	38,085,190	852
	CITIC Telecom International Holdings Ltd.	2,054,004	848
^	Pacific Basin Shipping Ltd.	2,846,766	843
	Ju Teng International Holdings Ltd.	1,419,002	775
	Yuexiu REIT	1,461,000	772
^	REXLot Holdings Ltd.	13,461,248	764
	Beijing Enterprises Medical & Health Group Ltd.	7,086,000	751
^,*	Superb Summit International Group Ltd.	3,957,346	745
	Yingde Gases Group Co. Ltd.	1,670,000	745
*	National Agricultural Holdings Ltd.	1,488,000	743
^	Chow Sang Sang Holdings International Ltd.	381,565	741
^	Sunlight REIT	1,458,000	737
	K Wah International Holdings Ltd.	1,673,000	721
^,*	China Harmony New Energy Auto Holding Ltd.	1,069,000	709
*	SMI Holdings Group Ltd.	8,092,000	705
^,*	China Financial International Investments Ltd.	6,634,000	680
^,*	Goodbaby International Holdings Ltd.	1,395,000	644
*	Kong Sun Holdings Ltd.	6,075,000	606
^	Prosperity REIT	1,566,000	573
	Jiangnan Group Ltd.	2,472,000	565
^,*	TOM Group Ltd.	2,067,016	561
^	NewOcean Energy Holdings Ltd.	1,360,000	554
^,*	Summit Ascent Holdings Ltd.	1,104,000	549
	TCL Communication Technology Holdings Ltd.	737,252	548
	APT Satellite Holdings Ltd.	558,500	546
	Freeman Financial Corp. Ltd.	9,368,354	545
^,*	United Photovoltaics Group Ltd.	5,260,645	540
^,*	Hang Fat Ginseng Holdings Co. Ltd.	7,220,000	528
^	China LotSynergy Holdings Ltd.	9,410,693	510
^	Sun Hung Kai & Co. Ltd.	758,000	509
	Far East Consortium International Ltd.	1,379,858	502
	Chong Hing Bank Ltd.	235,000	499
^,*	MMG Ltd.	2,211,127	487
^	Truly International Holdings Ltd.	1,981,000	471
	GCL New Energy Holdings Ltd.	6,411,541	468
^,*	Suncorp Technologies Ltd.	16,990,000	467
^	Dynam Japan Holdings Co. Ltd.	377,920	464
^	Dawnrays Pharmaceutical Holdings Ltd.	544,000	451
^,*	China Beidahuang Industry Group Holdings Ltd. Class A	1,968,000	449
^	Springland International Holdings Ltd.	1,789,000	449
*	Canvest Environmental Protection Group Co. Ltd.	1,010,000	434
^,*	HC International Inc.	750,000	434
^	Lee's Pharmaceutical Holdings Ltd.	329,000	424
^,*	China Ocean Shipbuilding Industry Group Ltd.	13,370,000	421
^	China Smarter Energy Group Holdings Ltd.	4,878,000	414
^	EVA Precision Industrial Holdings Ltd.	1,726,000	409
^,*	Sino Oil And Gas Holdings Ltd.	16,505,000	407
^,*	Technovator International Ltd.	626,000	389
^,*,2	CGN Meiya Power Holdings Co. Ltd.	1,580,000	380
^,*	China Water Industry Group Ltd.	1,844,000	379
*	Newtree Group Holdings Ltd.	1,030,000	372
	HKR International Ltd.	825,600	367
*	Emperor Capital Group Ltd.	4,397,860	365
	China Aerospace International Holdings Ltd.	2,520,000	364

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Spring REIT	906,762	362
*	Sincere Watch Hong Kong Ltd.	3,420,000	359
^,*	Winshine Entertainment & Media Holding Co. Ltd.	2,724,000	356
*	China Minsheng Drawin Technology Group Ltd.	5,460,000	356
^	TCC International Holdings Ltd.	1,804,500	355
	Capital Environment Holdings Ltd.	6,830,000	351
	AMVIG Holdings Ltd.	764,000	350
^	China Silver Group Ltd.	1,334,000	349
^	Road King Infrastructure Ltd.	394,346	343
^,*	Leyou Technologies Holdings Ltd.	3,560,000	337
*	CST Mining Group Ltd.	30,344,000	334
^,*	Gemdale Properties & Investment Corp. Ltd.	6,413,104	330
	Mason Financial Holdings Ltd.	8,681,376	323
*	United Laboratories International Holdings Ltd.	602,500	320
*	Mei Ah Entertainment Group Ltd.	2,931,384	312
^,*	Midland Holdings Ltd.	722,000	311
^,*	Xinchen China Power Holdings Ltd.	1,297,400	306
^,*	Peace Map Holding Ltd.	8,359,788	305
*	Louis XIII Holdings Ltd.	1,203,040	301
^	Parkson Retail Group Ltd.	1,969,500	291
*	L'sea Resources International Holdings Ltd.	4,780,000	288
	Fortune REIT (Singapore Shares)	276,589	286
	Varitronix International Ltd.	386,000	264
^,*	Haier Healthwise Holdings Ltd.	3,914,000	260
^	Trinity Ltd.	1,746,000	256
	Skyway Securities Group Ltd.	9,699,452	245
*	Yanchang Petroleum International Ltd.	7,630,000	243
	Singamas Container Holdings Ltd.	1,917,960	229
*	Auto Italia Holdings	4,511,009	228
*	Lai Sun Development Co. Ltd.	12,085,000	220
^,*	Honghua Group Ltd.	2,713,000	220
*	New Focus Auto Tech Holdings Ltd.	2,223,482	217
	Regal Hotels International Holdings Ltd.	414,000	213
	Liu Chong Hing Investment Ltd.	178,000	210
^	Shenwan Hongyuan HK Ltd.	470,000	206
^,*	Anton Oilfield Services Group	1,487,298	196
*	Microport Scientific Corp.	457,000	190
*	Silver Base Group Holdings Ltd.	1,234,475	188
	Polytec Asset Holdings Ltd.	1,440,000	180
^,*	SOCAM Development Ltd.	290,725	172
*	Sunshine Oilsands Ltd.	1,555,000	149
	New World Department Store China Ltd.	846,966	145
^	GT Group Holdings Ltd.	1,123,902	143
^	Inspur International Ltd.	736,000	142
*	Neo-Neon Holdings Ltd.	946,880	132
	TPV Technology Ltd.	876,000	128
	IT Ltd.	412,000	126
	Henderson Investment Ltd.	1,405,000	117
	Emperor Watch & Jewellery Ltd.	4,230,000	112
	Yip's Chemical Holdings Ltd.	272,000	111
^,*	SPT Energy Group Inc.	1,023,000	99
*	China Household Holdings Ltd.	2,920,000	96
*	Hong Kong Television Network Ltd.	405,000	86
*	PetroAsian Energy Holdings Ltd.	3,380,000	74
*	Portico International Holdings Ltd.	168,000	63
*	Heng Tai Consumables Group Ltd.	4,220,244	45
*	SinoCom Software Group Ltd.	1,220,000	44
*	Hanison Construction Holdings Ltd.	200,850	37
	Oriental Press Group	262,000	29
*	Real Nutriceutical Group Ltd. Rights Expi. 11/6/2015	229,049	3
			67,625
India (2.5%)
	Indiabulls Housing Finance Ltd.	473,167	5,200
	Mindtree Ltd.	98,062	2,351

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Apollo Hospitals Enterprise Ltd.	113,581	2,276
Rajesh Exports Ltd.	204,283	2,007
Max India Ltd.	185,412	1,499
Page Industries Ltd.	6,680	1,436
Havells India Ltd.	365,736	1,416
* Suzlon Energy Ltd.	3,347,313	1,254
Jubilant Foodworks Ltd.	47,816	1,069
CRISIL Ltd.	35,066	1,049
* Blue Dart Express Ltd.	8,905	1,036
Federal Bank Ltd.	1,212,774	1,004
* SKS Microfinance Ltd.	140,942	927
Strides Arcolab Ltd.	46,465	917
Dewan Housing Finance Corp. Ltd.	265,460	909
MRF Ltd.	1,479	900
Cyient Ltd.	105,421	864
Amara Raja Batteries Ltd.	61,432	846
Apollo Tyres Ltd.	323,777	845
Petronet LNG Ltd.	284,941	845
CESC Ltd.	94,700	840
Berger Paints India Ltd.	247,792	839
Gillette India Ltd.	11,134	825
AIA Engineering Ltd.	55,655	816
Sundaram Finance Ltd.	35,827	815
NCC Ltd.	664,683	813
Just Dial Ltd.	66,473	813
Info Edge India Ltd.	70,462	812
PI Industries Ltd.	77,434	790
Ajanta Pharma Ltd.	33,211	786
Arvind Ltd.	184,389	780
* Gujarat Pipavav Port Ltd.	315,240	775
IRB Infrastructure Developers Ltd.	196,524	736
TVS Motor Co. Ltd.	180,609	732
Kajaria Ceramics Ltd.	52,767	731
Vakrangee Ltd.	365,811	730
WABCO India Ltd.	7,184	728
Alembic Pharmaceuticals Ltd.	68,511	710
Alstom T&D India Ltd.	88,446	709
Bayer CropScience Ltd.	13,180	703
Sintex Industries Ltd.	455,878	702
* Sun Pharma Advanced Research Co. Ltd.	118,139	697
eClerx Services Ltd.	24,305	679
Voltas Ltd.	155,859	674
* Dish TV India Ltd.	412,232	666
L&T Finance Holdings Ltd.	646,187	659
* Indian Hotels Co. Ltd.	426,167	646
Hexaware Technologies Ltd.	175,454	642
Balkrishna Industries Ltd.	63,190	629
* Abbott India Ltd.	7,361	627
Pfizer Ltd.	15,848	617
Credit Analysis & Research Ltd.	29,975	596
Thermax Ltd.	45,350	589
Sadbhav Engineering Ltd.	118,656	578
Persistent Systems Ltd.	58,717	577
Redington India Ltd.	312,258	566
Repco Home Finance Ltd.	51,109	554
Cox & Kings Ltd.	131,140	542
Biocon Ltd.	75,745	526
GRUH Finance Ltd.	132,631	517
KPIT Technologies Ltd.	243,466	508
Gateway Distriparks Ltd.	97,891	500
* Whirlpool of India Ltd.	50,990	496
Oberoi Realty Ltd.	110,395	481
Ramco Cements Ltd.	83,231	460
* Bajaj Corp. Ltd.	72,242	451

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Tata Global Beverages Ltd.	218,339	446
Indraprastha Gas Ltd.	59,265	442
Muthoot Finance Ltd.	159,867	440
Karur Vysya Bank Ltd.	66,045	426
* Gujarat Gas Ltd.	49,242	418
National Aluminium Co. Ltd.	702,977	413
IFCI Ltd.	1,013,175	412
* Housing Development & Infrastructure Ltd.	362,786	401
Gujarat Fluorochemicals Ltd.	39,837	393
VA Tech Wabag Ltd.	39,337	385
Prestige Estates Projects Ltd.	124,025	385
Gujarat State Petronet Ltd.	193,931	383
* Fortis Healthcare Ltd.	160,355	379
Jammu & Kashmir Bank Ltd.	292,394	371
Central Bank of India	285,025	363
Ipca Laboratories Ltd.	29,927	356
Kaveri Seed Co. Ltd.	43,858	337
* Jaiprakash Associates Ltd.	1,579,998	325
Engineers India Ltd.	107,676	323
Syndicate Bank	224,377	321
Welspun Corp. Ltd.	203,488	314
Coromandel International Ltd.	109,756	314
* Indiabulls Real Estate Ltd.	326,133	310
Jain Irrigation Systems Ltd.	320,143	302
* Hathway Cable & Datacom Ltd.	471,255	294
Karnataka Bank Ltd.	149,626	294
Videocon Industries Ltd.	140,166	287
Multi Commodity Exchange of India Ltd.	20,280	276
Century Textiles & Industries Ltd.	32,612	275
Sobha Ltd.	54,471	270
Jindal Saw Ltd.	272,321	269
* Balrampur Chini Mills Ltd.	290,118	269
Alstom India Ltd.	28,303	268
PTC India Ltd.	266,177	263
Polaris Consulting & Services Ltd.	88,447	259
* DEN Networks Ltd.	148,069	258
* Shipping Corp. of India Ltd.	199,415	240
* Pipavav Defence & Offshore Engineering Co. Ltd.	270,702	236
* Jet Airways India Ltd.	35,377	236
South Indian Bank Ltd.	753,626	235
* Unitech Ltd.	1,963,767	228
Andhra Bank	227,254	226
Indian Bank	114,039	217
Rolta India Ltd.	141,036	212
* India Cements Ltd.	176,674	211
McLeod Russel India Ltd.	76,709	201
Future Retail Ltd.	110,904	201
Allahabad Bank	156,752	180
Gujarat Mineral Development Corp. Ltd.	159,344	177
Srei Infrastructure Finance Ltd.	252,127	173
* Hindustan Construction Co. Ltd.	421,220	170
UCO Bank	201,120	156
* Indian Overseas Bank	281,582	150
* Bajaj Hindusthan Sugar Ltd.	491,959	149
Raymond Ltd.	20,579	132
Vijaya Bank	216,248	122
Amtek Auto Ltd.	197,339	120
Chambal Fertilizers and Chemicals Ltd.	133,715	117
Radico Khaitan Ltd.	72,936	113
Gujarat State Fertilizers & Chemicals Ltd.	82,282	91
* Punj Lloyd Ltd.	166,563	66
* Shree Renuka Sugars Ltd.	360,673	63
Castex Technologies Ltd.	147,817	53
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	40

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Chennai Super Kings Cricket Ltd.	176,674	—
* Arvind Infrastructure Ltd	19,638	—
		76,068
Indonesia (0.7%)
Lippo Karawaci Tbk PT	29,126,818	2,526
Summarecon Agung Tbk PT	16,162,168	1,635
Bumi Serpong Damai Tbk PT	11,132,549	1,307
Ciputra Development Tbk PT	16,168,858	1,273
AKR Corporindo Tbk PT	2,595,700	1,115
Pakuwon Jati Tbk PT	31,881,534	985
Wijaya Karya Beton Tbk PT	12,085,195	860
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	15,385,800	845
Waskita Karya Persero Tbk PT	6,021,879	713
Matahari Putra Prima Tbk PT	4,351,800	705
MNC Investama Tbk PT	43,460,730	663
Ace Hardware Indonesia Tbk PT	11,286,100	550
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,851,703	545
Wijaya Karya Persero Tbk PT	2,502,900	534
Alam Sutera Realty Tbk PT	17,017,691	480
Bank Tabungan Negara Persero Tbk PT	5,352,170	461
* Link Net Tbk PT	1,449,300	453
* Aneka Tambang Persero Tbk PT	12,140,519	335
* Panin Financial Tbk PT	19,481,000	310
* Lippo Cikarang Tbk PT	491,200	286
* Mitra Adiperkasa Tbk PT	1,081,300	271
Siloam International Hospitals Tbk PT	318,800	252
* Eagle High Plantations Tbk PT	14,471,000	247
Surya Semesta Internusa Tbk PT	4,971,800	233
* Sigmagold Inti Perkasa Tbk PT	6,751,200	219
* Agung Podomoro Land Tbk PT	10,183,000	205
* Energi Mega Persada Tbk PT	54,645,500	200
Intiland Development Tbk PT	4,902,000	180
Holcim Indonesia Tbk PT	2,049,577	157
Bekasi Fajar Industrial Estate Tbk PT	5,517,800	153
BISI International Tbk PT	1,734,420	151
Ramayana Lestari Sentosa Tbk PT	3,183,500	146
Timah Persero Tbk PT	3,195,120	145
Medco Energi Internasional Tbk PT	1,752,671	137
Salim Ivomas Pratama Tbk PT	4,001,200	135
* Bumi Resources Tbk PT	25,095,500	92
* Harum Energy Tbk PT	976,100	60
Gajah Tunggal Tbk PT	1,340,000	57
* Krakatau Steel Persero Tbk PT	2,114,000	48
Sampoerna Agro PT	545,500	47
* Trada Maritime Tbk PT	5,369,760	20
		19,736
Ireland (0.5%)
Kingspan Group plc	258,178	6,248
Paddy Power plc	48,657	5,625
C&C Group plc (Dublin Shares)	511,655	2,041
Green REIT plc	960,658	1,661
FBD Holdings plc	25,902	198
C&C Group plc (London Shares)	11,196	45
		15,818
Israel (0.4%)
Alony Hetz Properties & Investments Ltd.	131,124	1,000
* Airport City Ltd.	91,469	889
* EZchip Semiconductor Ltd.	35,397	863
Reit 1 Ltd.	230,287	631
Ituran Location and Control Ltd.	28,663	588
* Compugen Ltd.	93,271	576
* Partner Communications Co. Ltd.	126,709	574
* Cellcom Israel Ltd. (Registered)	72,584	543

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Nova Measuring Instruments Ltd.	51,548	538
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,163	383
*	Jerusalem Oil Exploration	9,484	379
	Amot Investments Ltd.	113,805	370
*	Mazor Robotics Ltd.	65,718	356
*	Allot Communications Ltd.	56,064	318
*	Kenon Holdings Ltd.	23,335	306
*	Evogene Ltd.	38,137	295
	Electra Ltd.	2,231	284
	Menorah Mivtachim Holdings Ltd.	30,185	264
	Norstar Holdings Inc.	11,222	241
*	Phoenix Holdings Ltd.	91,613	241
*	Shufersal Ltd.	77,475	222
*	IDI Insurance Co. Ltd.	4,153	207
	Silicom Ltd.	6,193	200
	Delta-Galil Industries Ltd.	6,309	199
*	Africa Israel Properties Ltd.	14,311	194
*	Naphtha Israel Petroleum Corp. Ltd.	30,682	171
*	Gilat Satellite Networks Ltd.	40,725	143
*	Ceragon Networks Ltd.	69,161	125
*	AudioCodes Ltd.	35,741	124
*	Kamada Ltd.	24,100	97
*	Property & Building Corp. Ltd.	1,263	93
*	Africa Israel Investments Ltd.	109,168	81
*	Jerusalem Economy Ltd.	21,043	41
			11,536
Italy (3.2%)
	Banca Popolare di Milano Scarl	6,304,589	5,931
	Banca Popolare dell'Emilia Romagna SC	687,060	5,537
	Recordati SPA	149,190	3,711
	Azimut Holding SPA	151,436	3,636
	Unipol Gruppo Finanziario SPA	722,387	3,370
	Italcementi SPA	284,342	3,158
	A2A SPA	2,261,185	3,102
	Banca Popolare di Sondrio SCARL	672,466	3,066
2	Anima Holding SPA	307,270	3,018
	Moncler SPA	186,572	3,007
*	Yoox Net-A-Porter Group SPA	85,020	2,878
	Banca Generali SPA	80,535	2,485
	Hera SPA	876,285	2,303
	FinecoBank Banca Fineco SPA	304,474	2,298
*	Credito Valtellinese SC	1,616,936	2,031
	De' Longhi SPA	82,669	2,022
	Ansaldo STS SPA	185,977	1,978
	Brembo SPA	41,855	1,846
	Buzzi Unicem SPA	104,821	1,775
	Interpump Group SPA	120,520	1,773
	Banca Carige SPA	967,986	1,768
*	Autogrill SPA	188,702	1,754
^	Tod's SPA	19,716	1,650
	Societa Cattolica di Assicurazioni SCRL	205,901	1,611
	Cerved Information Solutions SPA	211,638	1,603
	DiaSorin SPA	33,656	1,506
	Ei Towers SPA	23,702	1,438
	Beni Stabili SpA SIIQ	1,596,618	1,313
	Societa Iniziative Autostradali e Servizi SPA	112,447	1,288
	ERG SPA	85,893	1,220
	Salini Impregilo SPA	290,306	1,204
	Industria Macchine Automatiche SPA	21,508	1,112
	Danieli & C Officine Meccaniche SPA RSP	71,908	1,088
	Iren SPA	658,651	1,085
*	Saras SPA	523,570	1,034
	Amplifon SPA	131,560	1,024
*,2	OVS SPA	147,447	1,015

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	ACEA SPA	69,220	995
	MARR SPA	46,439	947
	Credito Emiliano SPA	120,444	861
^	Piaggio & C SPA	293,524	729
^	Brunello Cucinelli SPA	40,140	727
	Banca IFIS SPA	28,916	714
2	RAI Way SPA	139,897	712
*	CIR-Compagnie Industriali Riunite SPA	644,225	711
	ASTM SPA	49,712	667
	Italmobiliare SPA RSP	23,591	642
	Buzzi Unicem SPA RSP	58,178	587
^,*	Safilo Group SPA	44,175	550
	Astaldi SPA	65,899	531
	Immobiliare Grande Distribuzione SIIQ SPA	435,753	435
	Italmobiliare SPA	9,523	412
	Cementir Holding SPA	71,516	400
*	Geox SPA	83,231	388
^,*	Fincantieri SPA	689,732	378
^,*	RCS MediaGroup SPA	466,675	373
	Falck Renewables SPA	274,270	344
	Esprinet SPA	37,887	341
	Danieli & C Officine Meccaniche SPA	15,592	334
	Zignago Vetro SPA	34,901	227
*	Cofide SPA	431,222	210
	DeA Capital SPA	122,976	199
*	Gruppo Editoriale L'Espresso SPA	183,674	199
*	Arnoldo Mondadori Editore SPA	143,206	174
	Trevi Finanziaria Industriale SPA	86,441	112
*	Sogefi SPA	40,379	98
*	Juventus Football Club SPA	290,159	83
			95,718
Japan (15.5%)
	IT Holdings Corp.	118,799	2,934
	ADEKA Corp.	161,955	2,377
	Horiba Ltd.	58,439	2,296
	Pilot Corp.	53,112	2,235
	Daifuku Co. Ltd.	150,707	2,226
	Sankyu Inc.	389,763	2,186
	Penta-Ocean Construction Co. Ltd.	441,500	2,006
	Ogaki Kyoritsu Bank Ltd.	511,805	1,985
*	Leopalace21 Corp.	373,600	1,983
	Oki Electric Industry Co. Ltd.	1,165,673	1,961
	Nichi-iko Pharmaceutical Co. Ltd.	69,339	1,920
	United Arrows Ltd.	44,367	1,910
	Tokyo Ohka Kogyo Co. Ltd.	59,813	1,903
	Ain Pharmaciez Inc.	39,808	1,884
	Tsubakimoto Chain Co.	254,095	1,854
	Toho Holdings Co. Ltd.	83,818	1,852
	Megmilk Snow Brand Co. Ltd.	88,526	1,839
	Nihon M&A Center Inc.	44,727	1,826
	Relo Holdings Inc.	16,400	1,745
	Nippon Soda Co. Ltd.	224,492	1,732
	Kiyo Bank Ltd.	113,396	1,722
	Toagosei Co. Ltd.	203,792	1,705
	Nikkon Holdings Co. Ltd.	87,786	1,690
	Kokuyo Co. Ltd.	149,895	1,664
^	Iwatani Corp.	297,778	1,646
	Okumura Corp.	310,213	1,639
	Fuyo General Lease Co. Ltd.	36,347	1,622
	Hazama Ando Corp.	274,679	1,619
	Miura Co. Ltd.	135,355	1,610
	SHO-BOND Holdings Co. Ltd.	40,400	1,599
	Aica Kogyo Co. Ltd.	80,636	1,594
	Mitsubishi Pencil Co. Ltd.	35,200	1,566

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
NOF Corp.	218,202	1,552
Meitec Corp.	42,746	1,547
Central Glass Co. Ltd.	313,049	1,541
Takasago Thermal Engineering Co. Ltd.	107,079	1,534
Nippon Light Metal Holdings Co. Ltd.	896,523	1,526
Sangetsu Co. Ltd.	95,820	1,523
Arcs Co. Ltd.	75,100	1,513
Morinaga Milk Industry Co. Ltd.	332,678	1,503
Nishimatsu Construction Co. Ltd.	375,939	1,491
Amano Corp.	114,840	1,489
Kumagai Gumi Co. Ltd.	495,640	1,482
Maeda Corp.	204,306	1,479
Chiyoda Co. Ltd.	44,300	1,466
Valor Holdings Co. Ltd.	62,000	1,448
Shinmaywa Industries Ltd.	132,476	1,443
Kyowa Exeo Corp.	138,790	1,441
Kenedix Inc.	399,100	1,435
Nippon Suisan Kaisha Ltd.	429,562	1,433
Ai Holdings Corp.	59,000	1,432
Duskin Co. Ltd.	83,360	1,428
Morinaga & Co. Ltd.	281,518	1,425
Nippon Seiki Co. Ltd.	67,749	1,417
Nihon Parkerizing Co. Ltd.	159,060	1,413
Ship Healthcare Holdings Inc.	58,300	1,405
Zensho Holdings Co. Ltd.	148,461	1,395
Ariake Japan Co. Ltd.	30,747	1,387
Tokyo Seimitsu Co. Ltd.	62,934	1,382
Seiko Holdings Corp.	212,291	1,380
Ulvac Inc.	77,822	1,378
Hokuetsu Kishu Paper Co. Ltd.	197,721	1,372
Cocokara fine Inc.	34,689	1,372
Nippon Gas Co. Ltd.	54,302	1,365
GMO internet Inc.	96,761	1,361
Topre Corp.	62,700	1,358
Yaoko Co. Ltd.	33,600	1,350
Makino Milling Machine Co. Ltd.	171,901	1,327
Toho Bank Ltd.	363,664	1,327
Fuji Machine Manufacturing Co. Ltd.	134,491	1,316
Ryosan Co. Ltd.	53,757	1,296
Anritsu Corp.	198,400	1,291
Bank of Iwate Ltd.	29,124	1,288
Tokyo Dome Corp.	278,067	1,287
Sakata Seed Corp.	60,756	1,284
Inaba Denki Sangyo Co. Ltd.	40,932	1,271
Sumitomo Bakelite Co. Ltd.	310,000	1,271
Fujitec Co. Ltd.	117,326	1,268
IBJ Leasing Co. Ltd.	60,201	1,263
Saibu Gas Co. Ltd.	554,734	1,247
Unipres Corp.	54,760	1,242
Bank of Okinawa Ltd.	31,804	1,238
^,* Tokuyama Corp.	606,050	1,225
Hitachi Zosen Corp.	223,855	1,223
* Pioneer Corp.	452,413	1,218
Hanwa Co. Ltd.	293,415	1,209
TSI Holdings Co. Ltd.	171,700	1,204
Bank of Nagoya Ltd.	325,121	1,202
Nachi-Fujikoshi Corp.	268,818	1,201
HI-LEX Corp.	39,022	1,194
Transcosmos Inc.	42,896	1,191
Meidensha Corp.	340,181	1,191
Toyo Ink SC Holdings Co. Ltd.	288,528	1,189
Nissha Printing Co. Ltd.	54,489	1,187
ASKUL Corp.	32,236	1,186
Kyudenko Corp.	57,739	1,186

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Nichias Corp.	187,818	1,184
^,*	euglena Co. Ltd.	86,600	1,179
	Okamura Corp.	127,131	1,178
	Yoshinoya Holdings Co. Ltd.	95,340	1,174
	Colowide Co. Ltd.	86,500	1,171
	Accordia Golf Co. Ltd.	129,407	1,171
^	COOKPAD Inc.	61,500	1,170
	Kanematsu Corp.	710,000	1,165
	Nanto Bank Ltd.	364,000	1,154
	Daiseki Co. Ltd.	71,587	1,149
*	Nippon Sheet Glass Co. Ltd.	1,335,000	1,147
	Furukawa Co. Ltd.	484,491	1,140
	Nippon Signal Company Ltd.	109,900	1,138
	Aomori Bank Ltd.	349,462	1,131
	San-A Co. Ltd.	26,544	1,126
	Mandom Corp.	28,457	1,126
	Taikisha Ltd.	46,378	1,119
	Asatsu-DK Inc.	45,700	1,119
	Oita Bank Ltd.	264,168	1,110
	Kuroda Electric Co. Ltd.	54,800	1,108
	Fuji Seal International Inc.	32,736	1,108
	Keihin Corp.	68,203	1,107
	Adastria Co. Ltd.	19,700	1,100
	PALTAC Corp.	56,100	1,098
	Yamagata Bank Ltd.	279,426	1,081
	Tokyo TY Financial Group Inc.	34,384	1,072
	Kyoritsu Maintenance Co. Ltd.	15,580	1,066
	Hitachi Kokusai Electric Inc.	76,918	1,057
	Fujitsu General Ltd.	84,544	1,056
	Noritz Corp.	67,699	1,053
	Japan Wool Textile Co. Ltd.	129,189	1,051
	Fuji Co. Ltd.	51,600	1,051
	Yamanashi Chuo Bank Ltd.	226,311	1,050
	Axial Retailing Inc.	28,330	1,049
	Koei Tecmo Holdings Co. Ltd.	69,120	1,044
	Totetsu Kogyo Co. Ltd.	47,900	1,034
	J Trust Co. Ltd.	128,500	1,033
	Tokyo Steel Manufacturing Co. Ltd.	155,100	1,032
	Heiwado Co. Ltd.	45,950	1,031
	Toei Co. Ltd.	115,648	1,030
	Nichicon Corp.	128,284	1,029
	Tokyu Construction Co. Ltd.	134,900	1,027
	NSD Co. Ltd.	73,834	1,023
	Takara Standard Co. Ltd.	135,348	1,021
	Kusuri No Aoki Co. Ltd.	21,400	1,015
	TechnoPro Holdings Inc.	38,100	1,015
	Fuji Oil	71,998	1,013
^	EDION Corp.	133,933	1,003
	Sumitomo Warehouse Co. Ltd.	187,481	995
	Japan Securities Finance Co. Ltd.	185,141	993
	Tochigi Bank Ltd.	174,484	992
	Sumitomo Mitsui Construction Co. Ltd.	1,022,032	988
	Daibiru Corp.	115,843	983
	Ashikaga Holdings Co. Ltd.	219,600	983
	TPR Co. Ltd.	40,317	981
	Nippon Densetsu Kogyo Co. Ltd.	52,003	981
	Sanki Engineering Co. Ltd.	118,767	977
	Komori Corp.	82,900	977
	DCM Holdings Co. Ltd.	146,788	972
^	Daio Paper Corp.	98,454	968
	Nippon Flour Mills Co. Ltd.	155,459	962
	Chudenko Corp.	44,600	962
	Aichi Bank Ltd.	17,428	961
	Kureha Corp.	251,026	957

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
NET One Systems Co. Ltd.	155,200	954
^ MOS Food Services Inc.	44,046	953
Gunze Ltd.	300,079	949
Fuji Kyuko Co. Ltd.	100,000	948
Takeuchi Manufacturing Co. Ltd.	50,200	945
Higashi-Nippon Bank Ltd.	280,913	942
ZERIA Pharmaceutical Co. Ltd.	63,580	942
Fancl Corp.	66,704	932
Aida Engineering Ltd.	97,876	929
Trusco Nakayama Corp.	26,500	925
Riso Kagaku Corp.	51,184	925
Kameda Seika Co. Ltd.	23,900	925
Nihon Unisys Ltd.	83,668	919
Kintetsu World Express Inc.	48,800	913
Paramount Bed Holdings Co. Ltd.	28,500	912
Monex Group Inc.	325,487	909
Mizuno Corp.	184,782	905
Nissin Kogyo Co. Ltd.	58,409	900
TOMONY Holdings Inc.	233,200	896
Kadokawa Dwango Corp.	69,751	895
Mitsuba Corp.	57,043	894
Hokuetsu Bank Ltd.	430,487	893
Mirait Holdings Corp.	103,171	893
Showa Sangyo Co. Ltd.	238,000	891
Eizo Corp.	38,142	890
Nitto Boseki Co. Ltd.	294,488	884
Asahi Diamond Industrial Co. Ltd.	83,722	881
FCC Co. Ltd.	49,843	881
Akita Bank Ltd.	269,000	880
Miyazaki Bank Ltd.	252,932	879
* Zojirushi Corp.	62,000	878
Tokai Carbon Co. Ltd.	323,000	878
Fukui Bank Ltd.	419,602	876
Token Corp.	11,086	876
Kanamoto Co. Ltd.	43,400	875
Hogy Medical Co. Ltd.	18,056	865
Sanyo Special Steel Co. Ltd.	210,257	861
Okamoto Industries Inc.	95,000	859
Daikyonishikawa Corp.	16,200	859
Itoham Foods Inc.	168,422	858
Nikkiso Co. Ltd.	106,494	856
Towa Pharmaceutical Co. Ltd.	12,594	854
Nitto Kogyo Corp.	44,537	853
Takuma Co. Ltd.	108,000	853
Saizeriya Co. Ltd.	37,721	852
Jaccs Co. Ltd.	204,000	849
Nomura Co. Ltd.	63,000	849
^ Jin Co. Ltd.	22,900	843
Tokai Corp.	26,400	841
Senko Co. Ltd.	121,000	838
GMO Payment Gateway Inc.	21,400	837
Iino Kaiun Kaisha Ltd.	184,502	832
Seikagaku Corp.	64,564	824
Alpine Electronics Inc.	62,376	821
Descente Ltd.	64,500	821
Foster Electric Co. Ltd.	33,185	812
Takasago International Corp.	30,800	807
Yamazen Corp.	90,200	801
Nippon Steel & Sumikin Bussan Corp.	231,349	801
Marusan Securities Co. Ltd.	82,940	801
Star Micronics Co. Ltd.	59,237	800
^ Wacom Co. Ltd.	213,177	795
Hiday Hidaka Corp.	32,067	794
^ Mitsumi Electric Co. Ltd.	131,349	792

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	KYB Corp.	278,000	790
	Futaba Corp.	61,119	789
	TOC Co. Ltd.	107,646	787
	Shima Seiki Manufacturing Ltd.	52,800	786
^	Kisoji Co. Ltd.	47,220	780
	Toho Zinc Co. Ltd.	283,758	779
	Kyoei Steel Ltd.	47,059	776
	Internet Initiative Japan Inc.	41,467	773
	Ryobi Ltd.	209,435	767
	Kato Sangyo Co. Ltd.	31,500	764
	Taiyo Holdings Co. Ltd.	22,300	763
	UACJ Corp.	391,852	758
	Morita Holdings Corp.	70,863	755
^,*	Pacific Metals Co. Ltd.	282,354	753
	OBIC Business Consultants Co. Ltd.	12,300	753
	Okinawa Electric Power Co. Inc.	30,758	752
	Yodogawa Steel Works Ltd.	42,733	750
	Earth Chemical Co. Ltd.	18,943	747
	Eagle Industry Co. Ltd.	37,200	747
	Seiren Co. Ltd.	63,700	746
	DTS Corp.	31,600	745
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	157,262	743
	United Super Markets Holdings Inc.	85,050	742
	Geo Holdings Corp.	49,700	742
	Nitta Corp.	27,300	741
	NEC Networks & System Integration Corp.	39,600	740
	Hitachi Maxell Ltd.	42,700	730
	Daihen Corp.	146,759	726
^	Gulliver International Co. Ltd.	72,400	725
	Milbon Co. Ltd.	19,360	722
	kabu.com Securities Co. Ltd.	220,000	720
	Aeon Delight Co. Ltd.	24,900	716
	Obara Group Inc.	17,100	715
	Inabata & Co. Ltd.	61,600	712
	Bank of the Ryukyus Ltd.	49,705	707
	Musashi Seimitsu Industry Co. Ltd.	34,715	701
	Raito Kogyo Co. Ltd.	72,900	697
	As One Corp.	19,600	691
	Life Corp.	27,700	690
	Aichi Steel Corp.	159,029	688
	Xebio Holdings Co. Ltd.	38,408	686
	Maruha Nichiro Corp.	45,846	685
	Royal Holdings Co. Ltd.	38,900	681
	AOKI Holdings Inc.	55,704	679
	Hokuto Corp.	34,824	678
	OSAKA Titanium Technologies Co. Ltd.	25,100	677
	Sato Holdings Corp.	31,200	676
	Heiwa Real Estate Co. Ltd.	55,772	670
	Starts Corp. Inc.	42,915	670
	CKD Corp.	74,000	669
	Avex Group Holdings Inc.	56,800	668
	Eighteenth Bank Ltd.	219,000	661
	Goldwin Inc.	11,600	659
^	Financial Products Group Co. Ltd.	84,000	655
	Doutor Nichires Holdings Co. Ltd.	45,037	653
	Riken Corp.	174,253	652
	Doshisha Co. Ltd.	35,300	648
	Asahi Holdings Inc.	44,100	647
	Fuji Soft Inc.	33,954	647
^	Iseki & Co. Ltd.	393,404	645
	Unizo Holdings Co. Ltd.	15,200	643
	Sanden Holdings Corp.	188,000	643
	Siix Corp.	22,900	642
	Fujicco Co. Ltd.	32,205	642

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Create SD Holdings Co. Ltd.	11,006	641
Oiles Corp.	40,208	638
Joyful Honda Co. Ltd.	33,774	636
Jimoto Holdings Inc.	372,182	635
Gurunavi Inc.	34,900	634
Showa Corp.	68,494	633
Matsuya Co. Ltd.	52,300	633
* Macnica Fuji Electronics Holdings Inc.	47,113	632
Noevir Holdings Co. Ltd.	25,100	629
Ricoh Leasing Co. Ltd.	20,806	627
Sanken Electric Co. Ltd.	180,648	625
Namura Shipbuilding Co. Ltd.	71,548	624
Shikoku Bank Ltd.	289,703	624
TKC Corp.	26,549	623
Prima Meat Packers Ltd.	221,440	616
Juki Corp.	49,518	612
Sintokogio Ltd.	71,000	608
^ Pacific Industrial Co. Ltd.	54,700	607
Nishimatsuya Chain Co. Ltd.	68,800	605
Nippon Chemi-Con Corp.	259,786	600
St. Marc Holdings Co. Ltd.	20,200	599
Sekisui Jushi Corp.	44,700	597
^ Create Restaurants Holdings Inc.	23,090	597
Dip Corp.	34,000	596
Topy Industries Ltd.	264,795	594
Next Co. Ltd.	80,200	593
Chugoku Marine Paints Ltd.	83,000	591
Shinko Electric Industries Co. Ltd.	97,600	591
Nisshin Oillio Group Ltd.	159,262	589
Sakata INX Corp.	64,800	589
Takara Leben Co. Ltd.	113,300	586
TOKAI Holdings Corp.	138,700	586
Ihara Chemical Industry Co. Ltd.	47,600	581
Belc Co. Ltd.	15,600	580
Nagaileben Co. Ltd.	34,000	578
Sanyo Chemical Industries Ltd.	78,274	577
Jamco Corp.	13,800	574
Mani Inc.	31,500	572
SMS Co. Ltd.	34,400	570
San-Ai Oil Co. Ltd.	75,000	570
Relia Inc.	60,100	569
^ Tomy Co. Ltd.	113,017	568
Yorozu Corp.	26,676	568
Japan Pulp & Paper Co. Ltd.	206,000	567
Piolax Inc.	10,700	564
Bunka Shutter Co. Ltd.	73,000	564
^ Atom Corp.	104,357	564
* Toyo Engineering Corp.	222,763	561
* Toho Titanium Co. Ltd.	43,000	560
Yondoshi Holdings Inc.	26,500	559
* Takata Corp.	49,200	558
Fujimori Kogyo Co. Ltd.	20,100	551
Kitz Corp.	119,548	550
Enplas Corp.	14,853	545
Nichiha Corp.	40,500	545
Dr Ci:Labo Co. Ltd.	30,200	543
Shizuoka Gas Co. Ltd.	80,700	541
Plenus Co. Ltd.	34,700	535
Toshiba Machine Co. Ltd.	154,000	529
^ Modec Inc.	38,541	528
Jeol Ltd.	87,000	524
Chofu Seisakusho Co. Ltd.	25,400	524
FIDEA Holdings Co. Ltd.	241,800	520
Sankyo Tateyama Inc.	37,400	519

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Okabe Co. Ltd.	64,835	518
Yuasa Trading Co. Ltd.	22,200	515
Nishio Rent All Co. Ltd.	22,200	514
Hosiden Corp.	83,067	510
Kurabo Industries Ltd.	289,000	509
^ Tekken Corp.	184,000	509
Marudai Food Co. Ltd.	136,591	505
Nippon Synthetic Chemical Industry Co. Ltd.	68,000	502
Toshiba Plant Systems & Services Corp.	46,524	497
Konoike Transport Co. Ltd.	40,200	497
Kohnan Shoji Co. Ltd.	34,100	496
Max Co. Ltd.	49,000	495
T-Gaia Corp.	32,400	490
Tachi-S Co. Ltd.	35,000	487
Shikoku Chemicals Corp.	49,000	481
Bank of Saga Ltd.	212,000	479
Toa Corp. (Tokyo Shares 1885)	211,000	478
Mitsui-Soko Holdings Co. Ltd.	147,762	476
Tsukishima Kikai Co. Ltd.	49,300	472
Ringer Hut Co. Ltd.	23,200	472
Mitsuboshi Belting Ltd.	57,000	471
Itochu Enex Co. Ltd.	59,000	470
Ehime Bank Ltd.	228,000	470
Press Kogyo Co. Ltd.	110,000	470
C Uyemura & Co. Ltd.	9,000	467
Sodick Co. Ltd.	63,707	467
Kanto Denka Kogyo Co. Ltd.	60,000	465
^ Kumiai Chemical Industry Co. Ltd.	58,000	465
Nippon Thompson Co. Ltd.	98,000	464
Clarion Co. Ltd.	136,000	464
Mitsui Sugar Co. Ltd.	115,000	462
Hitachi Koki Co. Ltd.	63,400	462
Taihei Dengyo Kaisha Ltd.	43,000	457
Toyo Construction Co. Ltd.	99,400	457
UKC Holdings Corp.	22,800	455
Tamron Co. Ltd.	22,800	454
JCR Pharmaceuticals Co. Ltd.	21,694	453
Kinugawa Rubber Industrial Co. Ltd.	81,000	450
Yellow Hat Ltd.	20,400	448
Sanyo Shokai Ltd.	154,423	448
^ Nihon Nohyaku Co. Ltd.	68,900	446
Sanyo Electric Railway Co. Ltd.	115,000	446
Trancom Co. Ltd.	9,300	444
Wakita & Co. Ltd.	56,300	442
Fujimi Inc.	29,347	440
Minato Bank Ltd.	262,000	440
Tsugami Corp.	90,000	439
JVC Kenwood Corp.	167,640	437
Dydo Drinco Inc.	10,244	436
Nissin Electric Co. Ltd.	65,000	433
Osaka Steel Co. Ltd.	24,000	431
Canon Electronics Inc.	25,294	430
Bando Chemical Industries Ltd.	103,000	430
Shibuya Kogyo Co. Ltd.	27,800	426
Benefit One Inc.	24,500	425
Joshin Denki Co. Ltd.	55,653	424
^ Tokyotokeiba Co. Ltd.	181,000	424
YAMABIKO Corp.	46,000	422
Daiwabo Holdings Co. Ltd.	214,761	422
Daido Metal Co. Ltd.	45,000	421
Noritake Co. Ltd.	183,000	421
Ichibanya Co. Ltd.	9,484	420
Fukuda Corp.	42,000	418
Goldcrest Co. Ltd.	22,380	418

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
ASKA Pharmaceutical Co. Ltd.	34,900	416
Sac's Bar Holdings Inc.	26,350	416
* Ishihara Sangyo Kaisha Ltd.	431,000	416
Yokohama Reito Co. Ltd.	52,200	416
Senshukai Co. Ltd.	62,400	415
Chiba Kogyo Bank Ltd.	71,100	413
Nichiden Corp.	17,000	411
Ichiyoshi Securities Co. Ltd.	44,800	410
Shindengen Electric Manufacturing Co. Ltd.	112,000	407
Wowow Inc.	14,900	406
Ohsho Food Service Corp.	12,174	405
Sanshin Electronics Co. Ltd.	38,300	404
Chiyoda Integre Co. Ltd.	16,800	404
Open House Co. Ltd.	22,200	404
Arcland Sakamoto Co. Ltd.	18,500	403
^ Nippon Carbon Co. Ltd.	144,000	401
Mitani Corp.	16,165	399
Itoki Corp.	54,400	398
Nippon Road Co. Ltd.	73,000	397
Nitto Kohki Co. Ltd.	18,800	396
^ Nichii Gakkan Co.	57,300	395
Takamatsu Construction Group Co. Ltd.	19,000	394
Towa Bank Ltd.	451,000	392
* KLab Inc.	38,970	391
Kyokuto Kaihatsu Kogyo Co. Ltd.	37,000	391
Aisan Industry Co. Ltd.	39,100	391
* Unitika Ltd.	772,000	388
Hibiya Engineering Ltd.	30,000	388
Kasai Kogyo Co. Ltd.	31,200	387
Tv Tokyo Holdings Corp.	21,800	386
Zenrin Co. Ltd.	26,600	385
Teikoku Sen-I Co. Ltd.	30,513	384
Kura Corp.	12,700	383
Tsurumi Manufacturing Co. Ltd.	21,000	383
Ryoyo Electro Corp.	31,142	382
Eiken Chemical Co. Ltd.	21,600	377
Ikyu Corp.	19,800	374
Katakura Industries Co. Ltd.	33,900	374
Shinko Plantech Co. Ltd.	46,400	371
Pressance Corp.	9,287	370
Osaka Soda Co. Ltd.	107,000	370
G-Tekt Corp.	29,800	369
Ines Corp.	41,200	368
BML Inc.	12,500	367
^ Yokogawa Bridge Holdings Corp.	39,400	364
SMK Corp.	71,000	362
Sogo Medical Co. Ltd.	9,800	361
Koa Corp.	43,400	360
Denki Kogyo Co. Ltd.	84,400	360
Sumitomo Riko Co. Ltd.	44,300	358
Daiho Corp.	81,000	357
Sumitomo Seika Chemicals Co. Ltd.	51,000	355
Daisan Bank Ltd.	240,037	355
Broadleaf Co. Ltd.	31,000	354
^ F@N Communications Inc.	49,800	354
Torii Pharmaceutical Co. Ltd.	14,700	354
METAWATER Co. Ltd.	16,100	349
Sakai Chemical Industry Co. Ltd.	117,546	346
Kansai Urban Banking Corp.	30,000	343
^ Kyokuto Securities Co. Ltd.	26,700	343
^ Nippon Ceramic Co. Ltd.	23,300	343
Warabeya Nichiyo Co. Ltd.	17,700	342
Toridoll.corp	27,100	341
^ Michinoku Bank Ltd.	197,000	340

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^	Fujita Kanko Inc.	88,000	338
	Sagami Chain Co. Ltd.	32,822	337
	J-Oil Mills Inc.	117,000	337
	Round One Corp.	74,300	335
	Tokushu Tokai Paper Co. Ltd.	100,000	331
	T Hasegawa Co. Ltd.	25,300	330
	Ministop Co. Ltd.	17,900	330
	Sanyo Denki Co. Ltd.	54,000	327
	Optex Co. Ltd.	17,300	327
	Nissin Corp.	112,000	325
	Nittetsu Mining Co. Ltd.	74,000	325
	Kyodo Printing Co. Ltd.	117,000	324
	Nohmi Bosai Ltd.	26,000	321
	Belluna Co. Ltd.	56,400	319
	Sakai Moving Service Co. Ltd.	6,400	319
^	Marvelous Inc.	39,800	317
*	Kappa Create Co. Ltd.	32,188	317
^	Elecom Co. Ltd.	26,200	317
	Hamakyorex Co. Ltd.	15,800	317
	Tocalo Co. Ltd.	15,800	317
	Yurtec Corp.	33,000	317
^	Kobe Bussan Co. Ltd.	8,200	316
	JSP Corp.	14,600	312
	Yahagi Construction Co. Ltd.	36,400	312
	Pack Corp.	13,200	312
	Oyo Corp.	24,200	310
	Kamei Corp.	31,200	309
	Kita-Nippon Bank Ltd.	11,300	309
	Cawachi Ltd.	17,800	308
	Keihanshin Building Co. Ltd.	55,700	306
	Key Coffee Inc.	19,193	306
^	S Foods Inc.	17,600	305
	Alpen Co. Ltd.	18,600	304
^	Rock Field Co. Ltd.	12,534	304
	Mitsubishi Steel Manufacturing Co. Ltd.	159,000	304
^,*	FDK Corp.	294,149	303
	Neturen Co. Ltd.	42,300	302
	Justsystems Corp.	38,300	302
	Kato Works Co. Ltd.	70,205	300
	Nippon Koei Co. Ltd.	74,000	298
	Sinfonia Technology Co. Ltd.	173,000	297
	Maruzen Showa Unyu Co. Ltd.	82,000	296
	Konishi Co. Ltd.	16,100	295
*	Mitsubishi Paper Mills Ltd.	430,000	294
	Meiko Network Japan Co. Ltd.	24,763	294
	Toa Corp. (Tokyo Shares 6809)	29,000	292
	Tonami Holdings Co. Ltd.	89,000	289
	Sumitomo Densetsu Co. Ltd.	22,100	289
	Pal Co. Ltd.	12,900	288
^	Osaki Electric Co. Ltd.	56,000	287
	Futaba Industrial Co. Ltd.	66,800	287
	Mie Bank Ltd.	133,104	286
*	KNT-CT Holdings Co. Ltd.	122,000	284
	Kyokuyo Co. Ltd.	131,000	284
	EPS Holdings Inc.	29,000	283
	Tamura Corp.	89,000	282
	Fukushima Industries Corp.	13,000	282
	Elematec Corp.	11,500	282
	Tokyo Energy & Systems Inc.	29,000	280
	Qol Co. Ltd.	23,799	279
	Tsukuba Bank Ltd.	79,900	279
	Denyo Co. Ltd.	17,300	279
	Toyo Securities Co. Ltd.	86,000	276
	Godo Steel Ltd.	158,000	275

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Tenma Corp.	16,300	275
*	Tokyo Rope Manufacturing Co. Ltd.	178,000	275
	Union Tool Co.	11,000	270
	Toenec Corp.	35,000	270
	Daikokutenbussan Co. Ltd.	7,900	270
	Cosel Co. Ltd.	27,700	270
	Meisei Industrial Co. Ltd.	57,000	266
	Tosho Co. Ltd.	10,100	265
	Toyo Tanso Co. Ltd.	18,410	264
	Chukyo Bank Ltd.	128,000	264
	Nagatanien Holdings Co. Ltd.	30,000	264
	Nippon Beet Sugar Manufacturing Co. Ltd.	168,000	262
	Shinko Shoji Co. Ltd.	23,400	260
	Aiphone Co. Ltd.	16,900	259
	Okuwa Co. Ltd.	31,000	259
^	Giken Ltd.	19,200	258
	Nippon Denko Co. Ltd.	127,990	257
	MTI Ltd.	40,400	256
	Yusen Logistics Co. Ltd.	21,900	255
*	Kintetsu Department Store Co. Ltd.	94,000	254
	Kaga Electronics Co. Ltd.	18,200	254
	Fujibo Holdings Inc.	138,000	254
^	Keiyo Co. Ltd.	61,500	252
	Nippon Kanzai Co. Ltd.	16,400	252
	Idec Corp.	30,100	251
^	Akebono Brake Industry Co. Ltd.	85,757	250
	K&O Energy Group Inc.	19,500	249
	Icom Inc.	12,000	249
	Roland DG Corp.	10,900	248
	Vital KSK Holdings Inc.	34,000	247
	Hisaka Works Ltd.	32,000	245
	Showa Aircraft Industry Co. Ltd.	24,000	243
	Japan Pure Chemical Co. Ltd.	12,900	243
	Kanematsu Electronics Ltd.	15,900	242
	Daiken Corp.	83,000	242
	Nippon Parking Development Co. Ltd.	212,000	241
	Toli Corp.	85,101	241
	Studio Alice Co. Ltd.	12,700	238
	Funai Electric Co. Ltd.	23,200	238
	Megachips Corp.	23,581	238
	Tokyo Tekko Co. Ltd.	51,000	235
	ESPEC Corp.	25,208	235
	Hioki EE Corp.	12,900	233
	CHIMNEY Co. Ltd.	9,100	231
^	U-Shin Ltd.	37,000	230
	Mito Securities Co. Ltd.	71,000	229
	Tosei Corp.	37,000	228
^,*	Nippon Yakin Kogyo Co. Ltd.	165,400	227
	Artnature Inc.	23,600	226
	Kitagawa Iron Works Co. Ltd.	87,000	226
	Kurimoto Ltd.	131,000	223
	Shibusawa Warehouse Co. Ltd.	87,549	223
	Daiichi Jitsugyo Co. Ltd.	52,000	222
	Yushin Precision Equipment Co. Ltd.	12,200	221
	Japan Digital Laboratory Co. Ltd.	17,300	220
	Toyo Corp.	28,117	220
	Sekisui Plastics Co. Ltd.	68,000	220
	Fudo Tetra Corp.	168,400	215
	Melco Holdings Inc.	12,500	215
	Tsukui Corp.	20,000	215
^	Torishima Pump Manufacturing Co. Ltd.	27,500	213
	Atsugi Co. Ltd.	218,000	212
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	58,000	211
^	Nihon Trim Co. Ltd.	5,700	211

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Maruwa Co. Ltd.	9,500	211
	Arata Corp.	9,959	209
	Chori Co. Ltd.	14,900	209
	Arakawa Chemical Industries Ltd.	21,100	209
	Ryoden Trading Co. Ltd.	32,000	208
	Taiho Kogyo Co. Ltd.	18,000	207
	Aichi Corp.	32,700	207
	Starzen Co. Ltd.	8,000	206
	Takiron Co. Ltd.	48,000	206
	Weathernews Inc.	6,400	206
	Achilles Corp.	165,000	204
^	Japan Cash Machine Co. Ltd.	19,300	203
^	Mitsubishi Kakoki Kaisha Ltd.	82,000	203
	Happinet Corp.	19,700	203
	Pasona Group Inc.	26,200	198
	Mimasu Semiconductor Industry Co. Ltd.	21,000	197
	Sanoh Industrial Co. Ltd.	31,000	196
	Riken Technos Corp.	58,400	194
	Sun Frontier Fudousan Co. Ltd.	24,000	193
	Matsuda Sangyo Co. Ltd.	16,500	193
	NS United Kaiun Kaisha Ltd.	96,000	192
	CONEXIO Corp.	18,800	189
	Uchida Yoko Co. Ltd.	59,000	189
	Shimizu Bank Ltd.	7,700	189
	Japan Radio Co. Ltd.	53,000	189
^	Tabuchi Electric Co. Ltd.	27,500	188
	Shiroki Corp.	64,961	188
	Shin-Etsu Polymer Co. Ltd.	36,000	187
	Nippon Valqua Industries Ltd.	76,000	187
^,*	Nippon Sharyo Ltd.	78,000	187
	OSJB Holdings Corp.	97,594	186
	Sinanen Holdings Co. Ltd.	50,000	186
	Misawa Homes Co. Ltd.	30,800	185
	Toyo Kanetsu KK	114,000	183
	Maeda Kosen Co. Ltd.	24,000	183
	Daiwa Industries Ltd.	27,700	182
*	Janome Sewing Machine Co. Ltd.	25,000	182
	Fuso Pharmaceutical Industries Ltd.	78,000	181
	Yushiro Chemical Industry Co. Ltd.	15,600	180
	Teikoku Electric Manufacturing Co. Ltd.	26,300	180
	Itochu-Shokuhin Co. Ltd.	5,200	180
	France Bed Holdings Co. Ltd.	23,000	180
^	JP-Holdings Inc.	68,400	180
^	Kobelco Eco-Solutions Co. Ltd.	41,000	179
	Hosokawa Micron Corp.	36,000	179
^	Japan Drilling Co. Ltd.	8,200	178
	Hakuto Co. Ltd.	15,200	177
	Nihon Dempa Kogyo Co. Ltd.	25,310	177
	Toyo Kohan Co. Ltd.	55,000	177
	AOI Electronics Co. Ltd.	6,070	176
	Japan Transcity Corp.	49,192	176
	Koatsu Gas Kogyo Co. Ltd.	34,000	174
	Dai Nippon Toryo Co. Ltd.	114,000	173
	Matsuya Foods Co. Ltd.	8,600	173
*	Kinki Sharyo Co. Ltd.	55,000	173
	Asahi Co. Ltd.	17,600	173
	Kourakuen Holdings Corp.	13,500	171
^	Nissei ASB Machine Co. Ltd.	8,400	171
	Sankyo Seiko Co. Ltd.	45,097	171
*	Fujiya Co. Ltd.	105,000	171
	Furuno Electric Co. Ltd.	25,200	170
	Toho Co. Ltd.	9,200	169
^	Zuiko Corp.	4,500	169
	Fujitsu Frontech Ltd.	13,100	169

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Mitsubishi Research Institute Inc.	6,800	168
	Komatsu Seiren Co. Ltd.	28,000	168
	Mitani Sekisan Co. Ltd.	12,200	166
	Hokkaido Gas Co. Ltd.	72,000	166
	Zuken Inc.	17,800	166
	Yonekyu Corp.	9,100	166
	Kyosan Electric Manufacturing Co. Ltd.	59,000	166
	Onoken Co. Ltd.	18,900	165
	Yomiuri Land Co. Ltd.	48,000	165
	Sumitomo Precision Products Co. Ltd.	42,000	164
*	Nakayama Steel Works Ltd.	245,000	162
	Tatsuta Electric Wire and Cable Co. Ltd.	42,600	162
	Krosaki Harima Corp.	80,000	162
	Mars Engineering Corp.	9,500	162
	Nihon Yamamura Glass Co. Ltd.	105,000	158
	Daidoh Ltd.	37,100	154
	Aderans Co. Ltd.	22,009	153
	Asunaro Aoki Construction Co. Ltd.	20,700	153
	Gecoss Corp.	17,700	153
	KFC Holdings Japan Ltd.	8,000	152
	Chuetsu Pulp & Paper Co. Ltd.	85,000	151
*	SWCC Showa Holdings Co. Ltd.	229,000	151
	Paris Miki Holdings Inc.	39,400	150
	Ateam Inc.	9,800	149
	Rhythm Watch Co. Ltd.	106,000	149
	Tsutsumi Jewelry Co. Ltd.	7,500	149
	Mitsui High-Tec Inc.	25,500	149
	Advan Co. Ltd.	16,000	148
	Tomoku Co. Ltd.	68,000	147
	Organo Corp.	35,000	143
	NDS Co. Ltd.	58,000	143
	Daikoku Denki Co. Ltd.	11,100	143
	Noritsu Koki Co. Ltd.	28,600	143
	Chugai Ro Co. Ltd.	74,000	139
	Pronexus Inc.	18,735	138
	Cleanup Corp.	21,800	137
	Asahi Organic Chemicals Industry Co. Ltd.	74,555	137
^,*	WATAMI Co. Ltd.	19,500	137
	CMK Corp.	70,700	135
	GCA Savvian Corp.	11,300	132
	Mitsubishi Nichiyu Forklift Co. Ltd.	31,000	131
	T RAD Co. Ltd.	79,000	131
	Shinwa Co. Ltd.	9,300	130
	Dai-ichi Seiko Co. Ltd.	9,800	129
	Honeys Co. Ltd.	15,690	129
	Nippon Chemiphar Co. Ltd.	26,000	127
^	CMIC Holdings Co. Ltd.	10,200	126
	Hokkan Holdings Ltd.	49,000	125
	Information Services International-Dentsu Ltd.	8,000	124
	Parco Co. Ltd.	14,400	124
	Taisei Lamick Co. Ltd.	5,200	124
	Ichikoh Industries Ltd.	70,000	120
	Iwasaki Electric Co. Ltd.	59,000	120
	Corona Corp. Class A	12,200	120
	Nippon Coke & Engineering Co. Ltd.	143,000	119
^	Tosho Printing Co. Ltd.	28,000	118
	Kanaden Corp.	15,000	118
	Gun-Ei Chemical Industry Co. Ltd.	48,000	117
	Okura Industrial Co. Ltd.	40,000	114
	Ohara Inc.	23,270	113
	Mitsui Matsushima Co. Ltd.	115,000	113
	Fuji Oil Co. Ltd.	35,900	111
	Chuo Spring Co. Ltd.	46,000	110
^	Toda Kogyo Corp.	40,000	108

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Dunlop Sports Co. Ltd.	10,600	106
	Toko Inc.	37,000	105
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	104
	Seika Corp.	45,000	102
	Nice Holdings Inc.	72,000	101
	Kitano Construction Corp.	38,000	100
	Takaoka Toko Co. Ltd.	8,400	99
	Tokyo Rakutenchi Co. Ltd.	23,000	94
	Gakken Holdings Co. Ltd.	47,000	91
	Shimojima Co. Ltd.	10,200	88
	Future Architect Inc.	15,900	86
	Axell Corp.	7,600	86
^	Srg Takamiya Co. Ltd.	17,900	86
	Maezawa Kasei Industries Co. Ltd.	9,600	83
	Mitsui Home Co. Ltd.	17,000	82
	CAC Holdings Corp.	10,000	81
	Maezawa Kyuso Industries Co. Ltd.	5,900	75
	Mory Industries Inc.	26,000	75
	Fujikura Kasei Co. Ltd.	16,000	75
	Endo Lighting Corp.	7,100	72
	NEC Capital Solutions Ltd.	5,000	72
	Daisyo Corp.	6,000	71
	ValueCommerce Co. Ltd.	17,000	68
	Takihyo Co. Ltd.	18,000	68
	Alpha Systems Inc.	4,000	67
	Right On Co. Ltd.	7,000	66
	ST Corp.	7,500	64
^,*	Shin Nippon Biomedical Laboratories Ltd.	12,900	64
	Airport Facilities Co. Ltd.	14,000	63
	Stella Chemifa Corp.	6,200	60
	NIFTY Corp.	6,500	60
^,*	Yamada SxL Home Co. Ltd.	81,000	59
	Aeon Fantasy Co. Ltd.	3,600	58
	Hodogaya Chemical Co. Ltd.	42,000	58
^,*	Sanix Inc.	26,300	57
	Best Denki Co. Ltd.	46,000	52
	Pocket Card Co. Ltd.	10,600	51
^,*	Nissen Holdings Co. Ltd.	33,000	50
	Cybozu Inc.	17,600	46
	Tokyo Electron Device Ltd.	3,500	45
^,*	Livesense Inc.	12,000	44
	Toa Oil Co. Ltd.	33,000	41
	Olympic Group Corp.	7,800	38
	Inaba Seisakusho Co. Ltd.	3,500	37
*	Kojima Co. Ltd.	15,100	35
	Nippon Kasei Chemical Co. Ltd.	21,000	22
	Asahi Intecc Co. Ltd.	4	—
	Heiwa Corp.	4	—
			466,588
Malaysia (1.0%)
	Dialog Group Bhd.	6,082,162	2,258
	Top Glove Corp. Bhd.	585,979	1,292
	Hartalega Holdings Bhd.	1,067,720	1,292
	Genting Plantations Bhd.	514,073	1,278
	HAP Seng Consolidated Bhd.	904,000	1,271
	Bursa Malaysia Bhd.	528,936	1,041
	Cahya Mata Sarawak Bhd.	786,000	972
	Kossan Rubber Industries	498,400	944
	KPJ Healthcare Bhd.	882,010	875
	Sunway REIT	2,417,000	860
	Sunway Bhd.	1,133,100	815
	QL Resources Bhd.	849,340	794
	BIMB Holdings Bhd.	809,740	771
	TIME dotCom Bhd.	450,000	732

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
My EG Services Bhd.	1,058,400	728
Mah Sing Group Bhd.	2,196,775	674
Inari Amertron Bhd.	703,000	583
Kulim Malaysia Bhd.	742,436	575
Capitaland Malaysia Mall Trust	1,674,400	538
Media Prima Bhd.	1,614,117	522
Yinson Holdings Bhd.	752,000	514
Pos Malaysia Bhd.	562,200	507
Malaysia Building Society Bhd.	1,336,600	503
Pavilion REIT	1,415,500	497
* Eastern & Oriental Bhd.	1,307,833	482
WCT Holdings Bhd.	1,501,018	477
Press Metal Bhd.	880,900	477
Berjaya Auto Bhd.	926,940	447
Unisem M Bhd.	752,080	414
Berjaya Corp. Bhd.	3,979,971	383
UOA Development Bhd.	774,700	380
OSK Holdings Bhd.	952,781	372
DRB-Hicom Bhd.	1,159,627	361
Supermax Corp. Bhd.	679,350	355
Malaysian Resources Corp. Bhd.	1,198,969	353
* Eco World Development Group Bhd.	1,092,100	347
* KNM Group Bhd.	2,659,600	328
Gas Malaysia Bhd.	547,600	302
UMW Oil & Gas Corp. Bhd.	1,046,400	294
* MPHB Capital Bhd.	782,300	286
Muhibbah Engineering M Bhd.	543,000	277
TA Enterprise Bhd.	1,674,100	244
Datasonic Group Bhd.	639,800	221
Dayang Enterprise Holdings Bhd.	485,100	192
* Puncak Niaga Holdings Bhd.	252,500	167
* Parkson Holdings Bhd.	607,900	151
* Malaysia Marine and Heavy Engineering Holdings Bhd.	577,400	147
Coastal Contracts Bhd.	300,000	142
Wah Seong Corp. Bhd.	492,642	136
* AirAsia X Bhd.	2,519,650	120
* Mulpha International Bhd.	1,519,700	107
Malaysian Bulk Carriers Bhd.	370,500	78
* Mudajaya Group Bhd.	269,500	77
* Perisai Petroleum Teknologi Bhd.	904,200	68
* Scomi Group Bhd.	1,394,300	61
* Sunway Construction Group Bhd.	79,540	24
IGB Corp. Bhd.	32,779	19
* OSK Holdings Bhd. Warrants Exp. 7/22/2020	238,195	19
* BIMB Holdings Bhd. Warrants Exp. 12/4/2023	154,640	14
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	11
* WCT Holdings Bhd. Warrants Exp. 8/24/2020	310,551	10
* Malaysian Resources Corp. Bhd. Warrants Exp. 9/16/2018	253,023	10
* Eastern & Oriental Bhd Warrants Exp. 7/21/2019	154,580	8
* Mah Sing Group Bhd. Warrants Exp. 3/18/2018	164,085	7
* Kulim Malaysia Bhd. Warrants Exp. 2/27/2016	46,729	7
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	6
* KNM Group BHD Warrants Exp. 4/21/2020	178,365	6
* KNM Group Bhd. Warrants Exp. 11/15/2017	189,022	5
* Mah Sing Group Warrants Exp. 1/15/2026	125,235	4
* AirAsia X Bhd. Warrants Exp. 6/8/2020	300,675	4
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	3
* WCT Holdings Bhd. Warrants Exp. 03/10/2016	73,268	1
		29,240
Mexico (0.5%)
Mexico Real Estate Management SA de CV	1,183,074	1,642
Grupo Aeroportuario del Centro Norte Sab de CV Class B	304,044	1,564
Bolsa Mexicana de Valores SAB de CV	916,815	1,528
* Grupo Aeromexico SAB de CV	758,188	1,331

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Corp Inmobiliaria Vesta SAB de CV	781,200	1,283
	PLA Administradora Industrial S de RL de CV	684,528	1,263
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	528,600	902
*	Genomma Lab Internacional SAB de CV Class B	1,145,900	841
	Prologis Property Mexico SA de CV	462,175	769
	Concentradora Fibra Hotelera Mexicana SA de CV	690,857	676
*	Credito Real SAB de CV SOFOM ER	280,000	661
	Grupo Financiero Interacciones SA de CV	101,350	658
	Grupo Herdez SAB de CV	167,675	464
	Banregio Grupo Financiero SAB de CV	82,676	446
*	Hoteles City Express SAB de CV	323,100	434
	TV Azteca SAB de CV	2,535,522	407
*	Empresas ICA SAB de CV	902,350	361
*	Grupo Rotoplas SAB de CV	185,500	339
*	Consorcio ARA SAB de CV	898,210	337
*	Qualitas Controladora SAB de CV	210,076	262
*	Grupo Simec SAB de CV Class B	84,915	233
*	Corp GEO SAB de CV	412,100	41
*	Urbi Desarrollos Urbanos SAB de CV	313,585	30
			16,472
Netherlands (1.6%)
	Aalberts Industries NV	140,976	4,571
	Wereldhave NV	58,302	3,634
*	SBM Offshore NV	265,527	3,632
	Eurocommercial Properties NV	65,861	3,140
	ASM International NV	72,442	2,764
*	PostNL NV	623,499	2,568
	Delta Lloyd NV	314,629	2,475
	IMCD Group NV	64,280	2,403
	Arcadis NV	93,524	2,356
	TKH Group NV	60,912	2,305
	Corbion NV	89,341	2,193
*	APERAM SA	71,055	2,186
*	TomTom NV	170,585	1,849
*	Koninklijke BAM Groep NV	315,283	1,737
	USG People NV	103,019	1,637
*	Fugro NV	84,854	1,606
	Vastned Retail NV	30,951	1,502
*,2	Refresco Gerber NV	65,065	1,064
	Koninklijke Ten Cate NV	37,470	1,014
	BinckBank NV	108,257	953
	NSI NV	193,128	841
	Wessanen	73,813	793
	Accell Group	32,437	676
	Brunel International NV	30,656	574
^,*	SNS REAAL NV	96,364	—
			48,473
New Zealand (0.5%)
	Z Energy Ltd.	395,029	1,790
	Trade Me Group Ltd.	581,864	1,439
	Infratil Ltd.	632,019	1,327
	Goodman Property Trust	1,511,344	1,232
	EBOS Group Ltd.	122,769	1,133
*	Chorus Ltd.	554,045	1,065
	Argosy Property Ltd.	1,293,363	984
	Freightways Ltd.	233,846	932
	Precinct Properties New Zealand Ltd.	1,104,096	911
	Nuplex Industries Ltd.	303,549	874
	Genesis Energy Ltd.	659,205	832
	Summerset Group Holdings Ltd.	292,869	777
	Vital Healthcare Property Trust	445,031	530
	Metlifecare Ltd.	163,988	495
*	Diligent Corp.	96,234	389
^,*	a2 Milk Co. Ltd.	720,651	370

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Heartland New Zealand Ltd.	409,064	346
	TOWER Ltd.	217,320	307
*	New Zealand Oil & Gas Ltd.	1,036,992	305
	Kathmandu Holdings Ltd.	255,330	271
			16,309
Norway (1.0%)
^	TGS Nopec Geophysical Co. ASA	145,566	2,884
*	Storebrand ASA	636,902	2,226
	Bakkafrost P/F	44,762	1,433
^	Petroleum Geo-Services ASA	331,331	1,376
2	XXL ASA	127,951	1,365
	Atea ASA	144,717	1,343
	Veidekke ASA	104,217	1,324
	SpareBank 1 SMN	204,267	1,278
	Salmar ASA	77,292	1,263
	Kongsberg Gruppen ASA	74,482	1,165
^,*	Nordic Semiconductor ASA	242,943	1,164
^,*	Det Norske Oljeselskap ASA	176,800	1,093
^	Opera Software ASA	143,314	894
^,*	DNO ASA	845,011	843
2	Aker Solutions ASA	198,765	799
	Prosafe SE	286,872	797
	Aker ASA	39,771	782
2	Entra ASA	91,798	780
	SpareBank 1 SR-Bank ASA	146,647	700
	Hoegh LNG Holdings Ltd.	55,522	664
2	BW LPG Ltd.	94,623	641
^,*	REC Silicon ASA	3,518,448	629
	Leroy Seafood Group ASA	17,417	610
	Austevoll Seafood ASA	95,680	588
*	Norwegian Property ASA	532,978	576
*	Norwegian Air Shuttle ASA	14,758	541
*	Ocean Yield ASA	57,810	466
	Wilh Wilhelmsen ASA	96,853	420
	Stolt-Nielsen Ltd.	25,276	342
^,*	Akastor ASA	178,071	233
^,*	Fred Olsen Energy ASA	41,633	194
	BW Offshore Ltd.	460,983	192
*	Archer	29,443	35
*	Odfjell Drilling Ltd.	18,262	12
			29,652
Philippines (0.4%)
	Metro Pacific Investments Corp.	17,376,666	1,932
	Robinsons Land Corp.	2,515,431	1,642
	Security Bank Corp.	441,389	1,336
	Puregold Price Club Inc.	1,436,600	1,102
	First Gen Corp.	1,776,530	958
	Cosco Capital Inc.	5,590,500	887
	Robinsons Retail Holdings Inc.	515,350	843
	D&L Industries Inc.	3,103,000	644
	Vista Land & Lifescapes Inc.	5,068,000	601
	Manila Water Co. Inc.	1,111,085	564
	Filinvest Land Inc.	14,538,400	539
	Nickel Asia Corp.	2,624,808	443
	Cebu Air Inc.	223,530	425
	First Philippine Holdings Corp.	282,240	425
	Belle Corp.	5,638,600	416
	Lopez Holdings Corp.	2,487,700	359
	Philex Mining Corp.	2,046,281	236
*	Melco Crown Philippines Resorts Corp.	2,542,800	199
*	Atlas Consolidated Mining & Development Corp.	853,100	102
			13,653

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
Poland (0.2%)
	Kernel Holding SA	75,003	1,012
	Budimex SA	16,646	900
^	PKP Cargo SA	46,855	804
*	Ciech SA	37,358	722
*	CD Projekt Red SA	104,060	716
^	Netia SA	382,250	546
	Lubelski Wegiel Bogdanka SA	50,664	540
	Warsaw Stock Exchange	38,508	408
^,*	Jastrzebska Spolka Weglowa SA	102,560	350
^,*	Getin Holding SA	611,861	253
*	Neuca SA	2,564	232
*	Integer.pl SA	7,186	214
^	Boryszew SA	127,777	166
*	Globe Trade Centre SA	5,811	10
			6,873
Portugal (0.4%)
	NOS SGPS SA	320,890	2,663
	CTT-Correios de Portugal SA	220,827	2,506
	Sonae SGPS SA	1,380,152	1,647
	Portucel SA	373,037	1,516
	Semapa-Sociedade de Investimento e Gestao	54,005	762
^,*	Banco BPI SA	512,734	622
	REN - Redes Energeticas Nacionais SGPS SA	193,285	590
	Altri SGPS SA	123,649	585
^	Mota-Engil SGPS SA	118,468	297
*	Pharol SGPS SA	660,729	278
	Sonaecom SGPS SA	48,550	114
			11,580
Russia (0.1%)
*	DIXY Group PJSC	98,410	508
	M Video OJSC	112,430	401
	TMK PAO GDR	78,956	295
*	Mechel	179,200	182
*	Sollers PAO	22,760	161
	OGK-2 PAO	38,218,850	129
	Mosenergo OAO	8,590,191	111
*	Raspadskaya OAO	182,900	108
			1,895
Singapore (1.5%)
	SATS Ltd.	1,008,729	2,728
	Mapletree Industrial Trust	1,870,000	2,034
	Mapletree Commercial Trust	2,086,000	2,033
	Mapletree Greater China Commercial Trust	2,636,212	1,871
	Keppel REIT	2,655,947	1,826
	Mapletree Logistics Trust	2,146,352	1,562
	Raffles Medical Group Ltd.	462,728	1,419
	Asian Pay Television Trust	2,391,000	1,348
^	Starhill Global REIT	2,333,108	1,346
^	Frasers Centrepoint Trust	851,210	1,187
	United Engineers Ltd.	784,000	1,108
	Keppel Infrastructure Trust	2,839,300	1,053
^	First Resources Ltd.	745,629	997
^	Ezion Holdings Ltd.	1,939,612	961
	Cambridge Industrial Trust	2,178,260	948
	Ascott Residence Trust	1,076,021	929
	CDL Hospitality Trusts	951,166	919
^	Genting Hong Kong Ltd.	2,881,577	907
	Cache Logistics Trust	1,212,241	868
	Frasers Commercial Trust	841,713	822
^	SIIC Environment Holdings Ltd.	1,341,682	813
*	Biosensors International Group Ltd.	1,634,902	794
	CapitaLand Retail China Trust	678,860	736
^,*	China Animal Healthcare Ltd.	1,067,176	716

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
2	ARA Asset Management Ltd.	708,210	712
	Lippo Malls Indonesia Retail Trust	3,013,000	687
	First REIT	752,000	665
	Far East Hospitality Trust	1,320,400	631
	Religare Health Trust	857,500	608
^	Keppel DC REIT	778,500	578
	Ascendas India Trust	904,562	565
	OUE Hospitality Trust	948,166	551
	Soilbuild Business Space REIT	959,000	547
^	SPH REIT	750,400	503
^	OUE Ltd.	381,900	488
	Ascendas Hospitality Trust	1,003,000	486
^	Silverlake Axis Ltd.	1,185,535	485
	Sabana Shari'ah Compliant Industrial REIT	821,300	445
	Accordia Golf Trust	948,616	433
*	Perennial Real Estate Holdings Ltd.	601,283	424
^,*	Yoma Strategic Holdings Ltd.	1,313,919	401
^	Super Group Ltd. (Singapore Shares)	606,574	389
	GuocoLeisure Ltd.	601,900	383
^	Hyflux Ltd.	776,286	375
	Croesus Retail Trust	595,000	354
^	OSIM International Ltd.	322,680	313
^,*	China Everbright Water Ltd.	616,500	312
^	Sarine Technologies Ltd.	279,404	311
^,*	Tiger Airways Holdings Ltd.	1,498,136	309
^,*	Ezra Holdings Ltd.	3,188,198	278
	Hi-P International Ltd.	642,000	238
	Raffles Education Corp. Ltd.	1,110,839	222
	Midas Holdings Ltd.	978,847	219
^	Bumitama Agri Ltd.	356,000	204
^,*	Gallant Venture Ltd.	1,115,679	183
	Boustead Singapore Ltd.	214,000	146
	CSE Global Ltd.	398,759	141
^,*	Vard Holdings Ltd.	508,000	138
	Keppel Telecommunications & Transportation Ltd.	96,420	99
*	Ying Li International Real Estate Ltd.	717,000	94
*	China Fishery Group Ltd.	1,088,512	71
	GMG Global Ltd.	244,400	67
^	Swiber Holdings Ltd.	339,750	63
*	Boustead Projects Ltd.	64,200	39
*	China Hongxing Sports Ltd.	831,000	34
	Hong Leong Asia Ltd.	34,997	21
	CITIC Envirotech Ltd.	15,805	16
*	China Milk Products Group Ltd.	140,000	—
			44,153
South Africa (0.5%)
	SA Corporate Real Estate Fund Nominees Pty Ltd.	3,374,494	1,269
*	Super Group Ltd. (South Africa Shares)	504,332	1,183
	Famous Brands Ltd.	103,286	1,004
	Emira Property Fund Ltd.	683,513	908
	Vukile Property Fund Ltd.	624,993	866
	Zeder Investments Ltd.	1,446,554	823
	Mpact Ltd.	222,874	778
	Astral Foods Ltd.	59,950	754
	Cashbuild Ltd.	30,980	739
	Wilson Bayly Holmes-Ovcon Ltd.	77,166	721
	Lewis Group Ltd.	137,294	594
	City Lodge Hotels Ltd.	48,787	527
	Metair Investments Ltd.	232,968	514
	Peregrine Holdings Ltd.	229,681	510
	Murray & Roberts Holdings Ltd.	590,594	446
*	Curro Holdings Ltd.	152,356	440
	Illovo Sugar Ltd.	329,306	415
	Hudaco Industries Ltd.	51,950	408

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Blue Label Telecoms Ltd.	475,055	400
*	Harmony Gold Mining Co. Ltd.	540,307	381
*	Consolidated Infrastructure Group Ltd.	144,315	364
	Raubex Group Ltd.	223,847	267
	Invicta Holdings Ltd.	59,706	263
	Clover Industries Ltd.	188,516	258
	Adcorp Holdings Ltd.	135,922	247
	Group Five Ltd.	136,967	218
*	Pinnacle Holdings Ltd.	176,819	153
*	ArcelorMittal South Africa Ltd.	231,630	138
*	Aveng Ltd.	471,485	116
	Merafe Resources Ltd.	1,222,650	63
	DRDGOLD Ltd.	257,096	42
			15,809
South Korea (4.5%)
^	Medy-Tox Inc.	6,125	2,596
^,*	ViroMed Co. Ltd.	17,485	2,407
*	CJ E&M Corp.	28,415	2,079
	Meritz Securities Co. Ltd.	459,715	2,041
^	Hyundai Greenfood Co. Ltd.	91,305	1,900
^	Youngone Corp.	45,016	1,886
^	Ottogi Corp.	1,893	1,734
^	CJ CGV Co. Ltd.	18,579	1,683
^	LG Innotek Co. Ltd.	20,608	1,665
	Korean Reinsurance Co.	137,042	1,627
^	SK Chemicals Co. Ltd.	26,345	1,561
	Green Cross Holdings Corp.	43,115	1,538
	KB Insurance Co. Ltd.	65,425	1,523
	Hana Tour Service Inc.	13,773	1,512
^	Cosmax Inc.	8,793	1,478
^,*	Com2uSCorp	14,642	1,475
^	Korea Kolmar Co. Ltd.	18,626	1,457
^,*	Kumho Tire Co. Inc.	221,714	1,340
^	Green Cross Corp.	8,253	1,305
^	Kolon Industries Inc.	23,975	1,305
^	Fila Korea Ltd.	14,162	1,238
^	Hansae Co. Ltd.	24,866	1,217
^	Samyang Holdings Corp.	8,724	1,213
	GS Retail Co. Ltd.	23,607	1,185
	LG International Corp.	36,289	1,105
*	Ssangyong Cement Industrial Co. Ltd.	69,150	1,094
^	Eo Technics Co. Ltd.	12,484	1,083
	LS Industrial Systems Co. Ltd.	24,286	1,054
^	Meritz Fire & Marine Insurance Co. Ltd.	71,562	1,008
^,*	Komipharm International Co. Ltd.	42,797	991
^,*	Pan Ocean Co. Ltd.	278,088	977
	Hyundai Home Shopping Network Corp.	8,871	945
^,*	GemVax & Kael Co. Ltd.	36,524	944
^,*	HLB Inc.	44,362	944
*	Osstem Implant Co. Ltd.	16,138	940
^,*	LG Life Sciences Ltd.	17,291	926
^	Ilyang Pharmaceutical Co. Ltd.	18,829	918
^	Seoul Semiconductor Co. Ltd.	54,909	908
	Lotte Food Co. Ltd.	1,136	892
	Korea Electric Terminal Co. Ltd.	10,270	886
^	LOTTE Himart Co. Ltd.	17,290	878
^,*	SM Entertainment Co.	21,871	874
^	Daou Technology Inc.	40,222	871
^,*	Muhak Co. Ltd.	20,486	862
*	Huons Co. Ltd.	10,611	858
^	Kolon Life Science Inc.	6,084	855
	Taekwang Industrial Co. Ltd.	878	854
^,*	Samlip General Foods Co. Ltd.	3,474	854
	iMarketKorea Inc.	32,558	845

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	KIWOOM Securities Co. Ltd.	16,471	841
	JB Financial Group Co. Ltd.	160,125	832
	Young Poong Corp.	744	817
^	Grand Korea Leisure Co. Ltd.	29,229	811
	GS Home Shopping Inc.	5,186	772
^	Hanjin Kal Corp.	40,363	769
^	LF Corp.	27,703	768
^,*	Medipost Co. Ltd.	8,979	759
	Daesang Corp.	26,960	731
^	Korea Real Estate Investment & Trust Co. Ltd.	250,746	720
	CJ O Shopping Co. Ltd.	4,589	710
^,*	Wonik IPS Co. Ltd.	85,675	703
^,*	Seegene Inc.	20,435	703
^	Hansol Chemical Co. Ltd.	11,844	693
^	S&T Motiv Co. Ltd.	10,865	690
^,*	Hyundai Elevator Co. Ltd.	14,936	686
^,*	Hyundai Livart Furniture Co. Ltd.	15,525	681
^	Bukwang Pharmaceutical Co. Ltd.	31,018	679
^,*	InBody Co. Ltd.	15,604	671
^	Dong-A ST Co. Ltd.	6,159	667
^,*	Webzen Inc.	23,476	665
	Hanjin Transportation Co. Ltd.	16,918	656
^,*	Amicogen Inc.	11,262	656
^	Cuckoo Electronics Co. Ltd.	2,974	650
^	Handsome Co. Ltd.	18,868	640
	Kwang Dong Pharmaceutical Co. Ltd.	62,506	635
^	Meritz Financial Group Inc.	49,549	634
^	Korea PetroChemical Ind Co. Ltd.	4,101	630
^	Halla Holdings Corp.	12,639	630
^	Nexen Tire Corp.	54,464	628
*	Hanwha General Insurance Co. Ltd.	95,069	626
^,*	iNtRON Biotechnology Inc.	16,892	624
^,*	Chabiotech Co. Ltd.	46,135	619
^	Interpark Holdings Corp.	59,955	612
^	Hankook Tire Worldwide Co. Ltd.	37,732	609
^	Tongyang Life Insurance Co. Ltd.	49,761	608
	Hanil Cement Co. Ltd.	5,844	602
^,*	Loen Entertainment Inc.	8,762	599
^	YG Entertainment Inc.	15,019	596
^	OCI Materials Co. Ltd.	7,314	592
^	Chong Kun Dang Pharmaceutical Corp.	10,637	590
	DuzonBizon Co. Ltd.	31,103	584
^,*	Kumho Industrial Co. Ltd.	37,982	579
^	Huchems Fine Chemical Corp.	34,456	565
^	KONA I Co. Ltd.	17,486	559
	Poongsan Corp.	24,853	558
^,*	Sansung Life & Science Co. Ltd.	16,857	553
^	AK Holdings Inc.	7,336	551
^	Dongwon F&B Co. Ltd.	1,657	547
*	Asiana Airlines Inc.	126,989	538
	LEENO Industrial Inc.	14,063	538
	Dong-A Socio Holdings Co. Ltd.	3,744	533
	Daishin Securities Co. Ltd.	58,285	533
^	SFA Engineering Corp.	13,743	528
^	Dongwon Industries Co. Ltd.	1,873	526
^,*	WeMade Entertainment Co. Ltd.	13,083	523
*	Korea Kolmar Holdings Co. Ltd.	8,991	519
^,*	China Ocean Resources Co. Ltd.	131,675	516
^	Binggrae Co. Ltd.	8,501	509
^	Koh Young Technology Inc.	17,123	497
^,*	Gamevil Inc.	6,754	495
^,*	Hansol Technics Co. Ltd.	22,339	489
^	JW Pharmaceutical Corp.	15,975	483
	Namyang Dairy Products Co. Ltd.	646	476

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
^,*	IS Dongseo Co. Ltd.	12,802	476
^	Crown Confectionery Co. Ltd.	927	475
^	Daewoong Pharmaceutical Co. Ltd.	7,155	474
^	Soulbrain Co. Ltd.	13,578	472
^,*	Binex Co. Ltd.	33,279	470
^	Dongkuk Steel Mill Co. Ltd.	78,028	466
	Youngone Holdings Co. Ltd.	7,341	462
^,*	Naturalendo Tech Co. Ltd.	22,877	462
^,*	Ssangyong Motor Co.	63,591	462
^,*	Seobu T&D	23,489	462
*	Cell Biotech Co. Ltd.	8,358	460
^,*	i-SENS Inc.	14,110	456
	Hancom Inc.	24,772	450
^,*	Genexine Co. Ltd.	6,052	449
^	Hyundai Rotem Co. Ltd.	31,377	446
^	Partron Co. Ltd.	52,094	446
^,*	Humedix Co. Ltd.	7,618	441
^	Kolao Holdings	37,258	441
	S&T Dynamics Co. Ltd.	35,559	432
^	Cosmax BTI Inc	6,945	431
^	Seah Besteel Corp.	17,123	430
^	Agabang&Company	36,606	417
*	Green Cross Cell Corp.	9,220	416
*	Hansol Paper Co. Ltd.	23,051	415
^	KH Vatec Co. Ltd.	23,374	412
^,*	Yuanta Securities Korea Co. Ltd.	118,630	412
^,*	COSON Co. Ltd.	20,313	406
	Hankook Shell Oil Co. Ltd.	913	406
^,*	Dae Hwa Pharmaceutical Co. Ltd.	15,802	398
^,*	Lutronic Corp.	10,414	398
	KISWIRE Ltd.	10,912	394
^,*	SK Securities Co. Ltd.	383,523	392
	KT Skylife Co. Ltd.	23,886	390
	Maeil Dairy Industry Co. Ltd.	11,350	389
*	NS Shopping Co. Ltd.	2,286	389
	Sungwoo Hitech Co. Ltd.	50,015	385
^,*	Dongbu HiTek Co. Ltd.	36,399	384
^	E1 Corp.	6,216	376
^,*	Samsung Pharmaceutical Co. Ltd.	33,394	375
	Silicon Works Co. Ltd.	12,506	371
^	Ahnlab Inc.	10,169	369
^	Posco ICT Co. Ltd.	83,435	365
*	Taeyoung Engineering & Construction Co. Ltd.	70,945	365
^	SK Gas Ltd.	4,818	360
^	Chongkundang Holdings Corp.	5,135	357
	Samchully Co. Ltd.	3,906	350
	CJ Hellovision Co. Ltd.	36,243	345
	Daekyo Co. Ltd.	42,417	340
	KISCO Corp.	7,971	338
	Humax Co. Ltd.	22,327	338
^	Kolon Corp.	5,936	331
*	JW Holdings Corp.	44,133	329
^	Able C&C Co. Ltd.	15,249	328
^	Daeduck Electronics Co.	50,782	326
	Sindoh Co. Ltd.	6,075	325
^,*	Foosung Co. Ltd.	87,435	320
	POSCO Chemtech Co. Ltd.	25,470	320
^,*	Neowiz Games Corp.	20,012	319
^,*	Coreana Cosmetics Co. Ltd.	34,674	318
^	Hyundai Corp.	10,737	313
^	Lock&Lock Co. Ltd.	29,204	312
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	79,555	309
^,*	Pharmicell Co. Ltd.	68,478	293
	Samyang Corp.	3,233	292

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Hanwha Investment & Securities Co. Ltd.	74,260	290
*	GOLFZON Co. Ltd.	3,147	275
	SL Corp.	18,280	272
^,*	Korea Line Corp.	15,081	266
	Namhae Chemical Corp.	30,040	265
*	TK Corp.	26,637	263
	Hansol Holdings Co. Ltd.	41,806	262
^	Sung Kwang Bend Co. Ltd.	31,240	256
	Dae Han Flour Mills Co. Ltd.	1,507	256
	Youlchon Chemical Co. Ltd.	23,467	254
^,*	CUROCOM Co. Ltd.	156,811	250
	Daishin Securities Co. Ltd. Preference Shares	38,355	246
*	Woongjin Thinkbig Co. Ltd.	33,602	240
^	SBS Media Holdings Co. Ltd.	69,400	236
^,*	Hyundai C&F Inc.	7,385	235
^,*	Insun ENT Co. Ltd.	48,264	229
^	Lumens Co. Ltd.	61,198	219
^,*	Jusung Engineering Co. Ltd.	51,077	219
	Daeduck GDS Co. Ltd.	25,565	217
	Sam Young Electronics Co. Ltd.	18,620	203
*	Eusu Holdings Co. Ltd.	25,060	193
	SeAH Steel Corp.	3,441	193
^	GOLFZONYUWONHOLDINGS Co. Ltd.	26,491	188
^	Hanil E-Hwa Co. Ltd.	17,568	187
	Seoyon Co. Ltd.	17,030	182
*	Kwangju Bank	25,433	181
	DY Corp.	29,413	178
*	Eugene Investment & Securities Co. Ltd.	72,832	177
^,*	SK Communications Co. Ltd.	24,269	173
^,*	STS Semiconductor & Telecommunications	72,593	173
*	Duk San Neolux Co. Ltd.	8,321	166
^	Iljin Display Co. Ltd.	25,264	151
^	Kyobo Securities Co. Ltd.	17,389	149
^,*	3S Korea Co. Ltd.	70,925	148
^,*	Duksan Hi-Metal Co. Ltd.	18,916	141
	Dongbu Securities Co. Ltd.	38,937	138
	Kumho Electric Co. Ltd.	8,710	134
*	Taewoong Co. Ltd.	9,801	128
^,*	KTB Investment & Securities Co. Ltd.	56,860	126
	MegaStudy Co. Ltd.	2,940	116
	Hitejinro Holdings Co. Ltd.	9,000	107
^,*	Doosan Engine Co. Ltd.	28,930	97
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	97
*	MegaStudyEdu Co. Ltd.	1,702	95
*	NEPES Corp.	16,272	95
	INTOPS Co. Ltd.	6,332	94
^,*	Taihan Electric Wire Co. Ltd.	15,732	83
^,*	Interflex Co. Ltd.	7,115	78
	ICD Co. Ltd.	11,667	63
^	EG Corp.	3,452	37
^,*	SK Chemicals Co Ltd Rights Exp. 12/4/15	3,570	30
*	CNK International Co. Ltd.	35,374	10
*	Zyle Daewoo Motor Sales Corp.	3,992	5
*	Tera Resource Co. Ltd.	42,004	2
*	SSCP Co. Ltd.	20,873	1
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
	SK Telecom Co. Ltd.	1	—
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			136,454
Spain (1.8%)
	Merlin Properties Socimi SA	476,122	6,100
	Gamesa Corp. Tecnologica SA	323,189	5,104
^	Bolsas y Mercados Espanoles SHMSF SA	111,113	3,990
	Viscofan SA	68,237	3,984

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Ebro Foods SA	124,435	2,358
*	Inmobiliaria Colonial SA	3,013,165	2,232
	Tecnicas Reunidas SA	45,618	2,033
	Grupo Catalana Occidente SA	62,942	1,954
^,*	Indra Sistemas SA	172,943	1,853
*	NH Hotel Group SA	300,912	1,841
^	Melia Hotels International SA	126,163	1,821
	Almirall SA	92,759	1,786
^,*	Fomento de Construcciones y Contratas SA	199,357	1,520
*	Hispania Activos Inmobiliarios SA	97,755	1,469
^	Obrascon Huarte Lain SA	181,164	1,452
	Prosegur Cia de Seguridad SA	300,315	1,336
	Applus Services SA	147,225	1,310
*	Zeltia SA	249,925	1,110
	Cia de Distribucion Integral Logista Holdings SA	55,008	1,099
^	Abengoa SA Class B	1,119,160	1,091
^	Sacyr SA	423,661	1,068
	Faes Farma SA	371,048	998
	Atresmedia Corp. de Medios de Comunicacion SA	77,234	990
	CIE Automotive SA	59,213	949
	Construcciones y Auxiliar de Ferrocarriles SA	2,887	805
	Liberbank SA	1,219,767	756
	Ence Energia y Celulosa SA	210,430	737
	Promotora de Informaciones SA	70,829	393
	Papeles y Cartones de Europa SA	57,769	328
^	Duro Felguera SA	101,409	238
*	Deoleo SA	365,266	122
	Tubacex SA	51,058	110
*	Papeles y Cartones de Europa SA Rights Exp. 11/12/15	57,769	13
^,*	Caja de Ahorros del Mediterraneo	42,306	—
^,*	Let's GOWEX SA	31,105	—
*	Pescanova SA	10,066	—
			52,950
Sweden (3.4%)
	BillerudKorsnas AB	224,956	4,062
^	ICA Gruppen AB	111,230	3,956
	Elekta AB Class B	510,710	3,947
^	NCC AB Class B	120,373	3,718
	Castellum AB	240,791	3,600
*	Swedish Orphan Biovitrum AB	232,151	3,531
*	Hexpol AB	360,610	3,498
^,*	Fingerprint Cards AB Class B	68,554	3,358
	Fabege AB	199,259	3,163
*	Betsson AB	181,986	2,951
*	Fastighets AB Balder	137,208	2,762
*	Axfood AB	151,952	2,740
	Nibe Industrier AB Class B	84,796	2,722
	AAK AB	37,698	2,710
*	Wallenstam AB	299,460	2,648
*	NetEnt AB	43,655	2,482
	Loomis AB Class B	91,290	2,366
	Indutrade AB	47,548	2,266
	Hufvudstaden AB Class A	159,412	2,252
	Modern Times Group MTG AB Class B	76,989	2,180
	JM AB	75,863	2,142
	Holmen AB	70,871	2,138
	Wihlborgs Fastigheter AB	105,166	2,051
	Intrum Justitia AB	56,029	2,003
	Kungsleden AB	260,836	1,950
	L E Lundbergforetagen AB Class B	38,158	1,942
	Peab AB	246,837	1,877
	Com Hem Holding AB	203,836	1,741
	Saab AB Class B	61,234	1,725
	Ratos AB	279,446	1,627

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Avanza Bank Holding AB	40,268	1,580
*	Lifco AB Class B	67,265	1,491
	Nobia AB	106,497	1,303
	AF AB	87,104	1,289
^,*	SSAB AB Class A	352,789	1,275
	Hemfosa Fastigheter AB	116,762	1,261
*	Sweco AB Class B	73,465	1,075
2	Thule Group AB	84,626	1,046
	Atrium Ljungberg AB	61,552	954
^,*	SSAB AB Class B	253,706	803
	Concentric AB	63,380	732
	Klovern AB Preference Shares	20,360	704
	Rezidor Hotel Group AB	155,323	659
	Haldex AB	65,826	633
	SAS AB Preference Shares	10,667	625
^	Lindab International AB	91,777	622
	Mekonomen AB	24,009	569
	Klovern AB	544,442	564
	Axis Communications AB	14,119	563
	Bure Equity AB	84,020	543
	Clas Ohlson AB	35,320	536
	Investment AB Oresund	23,877	517
^,*	SAS AB	228,628	441
	SkiStar AB	30,187	438
	Fastighets AB Balder Preference Shares	9,484	377
	Nordnet AB	106,817	377
	Sagax AB Preference Shares	79,402	304
	Hemfosa Fastigheter AB Preference Shares	13,857	266
*	Ratos AB Preference Shares	1,176	261
	NCC AB Class A	7,881	243
			102,159
Switzerland (2.9%)
	BB Biotech AG	16,418	4,639
	Georg Fischer AG	5,823	3,575
	dorma&kaba Holding AG	5,684	3,544
	Flughafen Zuerich AG	4,460	3,376
	Logitech International SA	222,979	3,277
	Straumann Holding AG	11,314	3,201
*,2	Sunrise Communications Group AG	51,393	2,805
	Temenos Group AG	58,286	2,724
	Valiant Holding AG	23,388	2,702
	Leonteq AG	13,646	2,624
	ams AG	80,867	2,588
	Cembra Money Bank AG	42,729	2,549
	OC Oerlikon Corp. AG	243,572	2,335
^	Panalpina Welttransport Holding AG	20,040	2,289
	Forbo Holding AG	1,957	2,225
	Tecan Group AG	15,858	2,159
	Mobimo Holding AG	9,870	2,130
	Bucher Industries AG	8,923	2,030
	Vontobel Holding AG	39,408	1,941
	Allreal Holding AG	14,009	1,857
	U-Blox AG	8,322	1,607
	Burckhardt Compression Holding AG	4,522	1,576
	Gategroup Holding AG	41,931	1,571
	Belimo Holding AG	705	1,511
	SFS Group AG	22,886	1,476
	Emmi AG	3,262	1,475
	VZ Holding AG	4,069	1,267
	Autoneum Holding AG	6,715	1,232
	Rieter Holding AG	7,476	1,230
	Schweiter Technologies AG	1,477	1,184
	Daetwyler Holding AG	8,053	1,129
	Ascom Holding AG	58,876	1,116

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	St. Galler Kantonalbank AG	3,045	1,101
	Implenia AG	21,961	1,088
	Huber & Suhner AG	24,411	1,052
*	Cosmo Pharmaceuticals SA	6,748	1,036
	EFG International AG	97,103	975
^,*	Meyer Burger Technology AG	131,206	939
	Kuoni Reisen Holding AG	3,944	816
	Conzzeta AG	1,312	813
	Valora Holding AG	3,733	751
	Siegfried Holding AG	3,608	722
*	Basilea Pharmaceutica Ltd.	6,639	689
	Kudelski SA	46,727	628
*	AFG Arbonia-Forster Holding AG	63,298	613
*	APG SGA SA	1,489	600
	BKW AG	13,617	517
	Ypsomed Holding AG	3,838	504
*	Bell AG	179	492
*	Schmolz & Bickenbach AG	852,811	465
	Vetropack Holding AG	280	430
*	Zehnder Group AG	11,558	393
^	Alpiq Holding AG	3,697	390
	Swissquote Group Holding SA	12,543	302
*	Plazza AG	1,312	261
*	Orascom Development Holding AG	15,285	200
	Bachem Holding AG	3,267	166
	Liechtensteinische Landesbank AG	1,425	51
	Basler Kantonalbank	621	42
*	Petroplus Holdings AG	36,495	1
			86,981
Taiwan (5.8%)
	China Life Insurance Co. Ltd.	5,042,651	4,140
	Chailease Holding Co. Ltd.	1,593,214	3,033
	Powertech Technology Inc.	1,092,662	2,405
	Highwealth Construction Corp.	1,636,341	2,404
	WPG Holdings Ltd.	2,209,889	2,300
	Merida Industry Co. Ltd.	363,263	2,117
	Radiant Opto-Electronics Corp.	660,147	2,027
	Makalot Industrial Co. Ltd.	256,660	1,945
	Ruentex Industries Ltd.	1,027,160	1,882
	Hiwin Technologies Corp.	335,985	1,865
	Ruentex Development Co. Ltd.	1,493,142	1,808
	Zhen Ding Technology Holding Ltd.	608,400	1,727
	Phison Electronics Corp.	238,962	1,719
	Kenda Rubber Industrial Co. Ltd.	954,325	1,532
	Yageo Corp.	971,218	1,527
	Simplo Technology Co. Ltd.	432,053	1,525
	Standard Foods Corp.	603,557	1,449
	CTCI Corp.	1,025,667	1,334
	PChome Online Inc.	113,974	1,269
	Chipbond Technology Corp.	876,852	1,241
	King Slide Works Co. Ltd.	92,675	1,211
	Poya International Co. Ltd.	103,877	1,177
	King's Town Bank Co. Ltd.	1,483,193	1,176
	Win Semiconductors Corp.	835,407	1,129
	Tripod Technology Corp.	726,327	1,119
	Micro-Star International Co. Ltd.	1,092,000	1,105
	Compeq Manufacturing Co. Ltd.	1,681,471	1,102
	eMemory Technology Inc.	104,000	1,064
	King Yuan Electronics Co. Ltd.	1,666,963	1,058
	Airtac International Group	203,229	1,051
	Far Eastern Department Stores Ltd.	1,746,043	1,050
	Chroma ATE Inc.	554,040	986
	St. Shine Optical Co. Ltd.	65,419	982
*	LCY Chemical Corp.	1,105,255	977

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Nan Kang Rubber Tire Co. Ltd.	1,095,107	965
Taichung Commercial Bank Co. Ltd.	3,160,036	962
Wistron NeWeb Corp.	358,571	939
TTY Biopharm Co. Ltd.	332,987	936
* Winbond Electronics Corp.	3,869,000	930
Everlight Electronics Co. Ltd.	613,725	928
Waterland Financial Holdings Co. Ltd.	3,767,000	924
Clevo Co.	857,944	922
Cub Elecparts Inc.	73,589	920
Taiwan Paiho Ltd.	382,183	911
Hota Industrial Manufacturing Co. Ltd.	277,000	908
Sino-American Silicon Products Inc.	735,945	904
* Ta Chong Bank Ltd.	2,087,160	884
Richtek Technology Corp.	150,641	878
China Steel Chemical Corp.	231,853	876
Grape King Bio Ltd.	158,000	864
* China Petrochemical Development Corp.	3,405,077	864
Elite Material Co. Ltd.	424,519	864
Kinsus Interconnect Technology Corp.	420,282	858
Yungtay Engineering Co. Ltd.	514,993	830
Tong Yang Industry Co. Ltd.	758,919	829
Voltronic Power Technology Corp.	65,101	828
Firich Enterprises Co. Ltd.	265,246	817
FLEXium Interconnect Inc.	289,059	800
Gigabyte Technology Co. Ltd.	747,271	779
Sercomm Corp.	315,000	729
* Asia Pacific Telecom Co. Ltd.	2,282,000	729
Tung Thih Electronic Co. Ltd.	89,000	728
TSRC Corp.	1,064,046	727
Tainan Spinning Co. Ltd.	1,535,674	727
Mercuries Life Insurance Co. Ltd.	1,173,217	714
Formosa International Hotels Corp.	102,936	707
* Motech Industries Inc.	545,311	705
Ginko International Co. Ltd.	66,000	698
Qisda Corp.	2,062,000	696
Jih Sun Financial Holdings Co. Ltd.	3,085,205	696
Coretronic Corp.	755,000	693
WT Microelectronics Co. Ltd.	619,642	693
* E Ink Holdings Inc.	1,423,708	692
Shin Zu Shing Co. Ltd.	215,000	691
Neo Solar Power Corp.	1,012,819	684
Gigasolar Materials Corp.	35,600	683
Parade Technologies Ltd.	89,000	680
Taiwan Hon Chuan Enterprise Co. Ltd.	429,401	679
Huaku Development Co. Ltd.	358,499	677
Chin-Poon Industrial Co. Ltd.	504,072	674
Depo Auto Parts Ind Co. Ltd.	200,313	670
Mitac Holdings Corp.	852,000	662
* Swancor Ind Co. Ltd.	95,000	650
* Yeong Guan Energy Technology Group Co. Ltd.	102,000	650
Elan Microelectronics Corp.	589,350	647
Chlitina Holding Ltd.	79,750	646
Grand Pacific Petrochemical	1,307,928	638
Casetek Holdings Ltd.	146,000	637
* Tatung Co. Ltd.	3,466,320	630
Tung Ho Steel Enterprise Corp.	1,158,150	627
* Sanyang Motor Co. Ltd.	932,037	619
Namchow Chemical Industrial Co. Ltd.	286,000	619
Cleanaway Co. Ltd.	125,000	613
Silergy Corp.	60,000	610
* Ennoconn Corp.	57,000	605
Lung Yen Life Service Corp.	304,000	602
Shinkong Synthetic Fibers Corp.	2,180,416	593
* Kinpo Electronics	1,828,196	592

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Gourmet Master Co. Ltd.	96,650	585
China Synthetic Rubber Corp.	793,552	585
Goldsun Building Materials Co. Ltd.	1,985,591	580
Sporton International Inc.	94,799	572
Flytech Technology Co. Ltd.	178,845	569
Lien Hwa Industrial Corp.	916,810	563
AmTRAN Technology Co. Ltd.	1,112,692	562
Primax Electronics Ltd.	428,000	559
San Shing Fastech Corp.	271,824	554
Farglory Land Development Co. Ltd.	480,854	553
Elite Advanced Laser Corp.	130,800	551
Wowprime Corp.	93,761	544
Xxentria Technology Materials Corp.	185,776	542
Prince Housing & Development Corp.	1,741,183	539
* Microbio Co. Ltd.	652,562	533
Taiwan Sogo Shin Kong SEC	438,930	528
BES Engineering Corp.	2,185,468	513
China Bills Finance Corp.	1,468,800	509
Adlink Technology Inc.	189,678	507
PharmaEngine Inc.	79,000	506
Test Research Inc.	288,371	503
Great Wall Enterprise Co. Ltd.	830,190	501
* China Man-Made Fiber Corp.	1,731,778	499
Ardentec Corp.	658,267	498
MIN AIK Technology Co. Ltd.	258,987	497
TA Chen Stainless Pipe	1,021,546	493
Cheng Loong Corp.	1,386,920	489
USI Corp.	1,175,518	488
Faraday Technology Corp.	297,000	481
Greatek Electronics Inc.	487,000	479
Sinbon Electronics Co. Ltd.	269,000	476
Tong Hsing Electronic Industries Ltd.	188,056	475
FocalTech Systems Co. Ltd.	578,200	471
Walsin Technology Corp.	849,685	470
Visual Photonics Epitaxy Co. Ltd.	399,941	469
TXC Corp.	401,877	468
XPEC Entertainment Inc.	170,761	464
Taiwan FamilyMart Co. Ltd.	71,000	461
Accton Technology Corp.	735,467	460
YungShin Global Holding Corp.	315,647	459
Systex Corp.	240,000	459
ScinoPharm Taiwan Ltd.	351,561	457
Universal Cement Corp.	646,414	456
Taiwan Acceptance Corp.	195,000	455
Advanced Ceramic X Corp.	73,000	452
Lealea Enterprise Co. Ltd.	1,557,848	450
* HannStar Display Corp.	3,450,810	449
Ambassador Hotel	521,519	448
Long Bon International Co. Ltd.	706,000	448
* Medigen Biotechnology Corp.	155,680	447
Merry Electronics Co. Ltd.	233,910	446
* Pihsiang Machinery Manufacturing Co. Ltd.	187,000	442
Nan Liu Enterprise Co. Ltd.	79,000	442
Advanced Wireless Semiconductor Co.	186,000	441
Test Rite International Co. Ltd.	702,725	440
Posiflex Technology Inc.	81,765	429
* Bizlink Holding Inc.	96,000	429
* TWi Pharmaceuticals Inc.	78,000	428
* Center Laboratories Inc.	189,200	413
Masterlink Securities Corp.	1,424,177	408
Yieh Phui Enterprise Co. Ltd.	1,704,355	404
Pixart Imaging Inc.	180,920	402
* Orient Semiconductor Electronics Ltd.	1,109,000	400
Sitronix Technology Corp.	143,282	400

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Formosan Rubber Group Inc.	697,888	394
* Shining Building Business Co. Ltd.	1,101,463	393
* Taigen Biopharmaceuticals Holdings Ltd.	467,000	392
Taiwan PCB Techvest Co. Ltd.	354,102	392
* Gintech Energy Corp.	537,354	391
* CMC Magnetics Corp.	3,249,369	390
Radium Life Tech Co. Ltd.	1,009,265	388
Career Technology MFG. Co. Ltd.	477,126	388
Solar Applied Materials Technology Co.	609,201	387
Great China Metal Industry	436,000	386
* Continental Holdings Corp.	1,167,600	382
AcBel Polytech Inc.	537,000	378
Toung Loong Textile Manufacturing	125,000	376
Asia Vital Components Co. Ltd.	470,337	376
United Integrated Services Co. Ltd.	319,000	375
Taiwan TEA Corp.	856,293	374
Sinyi Realty Inc.	426,824	372
Taiwan Cogeneration Corp.	527,903	370
China Metal Products	411,515	368
^ Taiwan Surface Mounting Technology Corp.	394,530	367
Getac Technology Corp.	539,000	366
IEI Integration Corp.	287,623	361
Basso Industry Corp.	180,000	360
Everlight Chemical Industrial Corp.	562,523	359
Mercuries & Associates Holding Ltd.	547,005	358
Aten International Co. Ltd.	162,260	358
Wah Lee Industrial Corp.	254,883	357
Chong Hong Construction Co. Ltd.	251,493	355
Kuo Toong International Co. Ltd.	314,817	353
* Wei Chuan Foods Corp.	589,835	351
Topco Scientific Co. Ltd.	219,003	346
Brogent Technologies Inc.	40,606	346
* Gigastorage Corp.	446,800	346
Darwin Precisions Corp.	873,000	343
KEE TAI Properties Co. Ltd.	647,740	340
Kinik Co.	194,000	340
Sigurd Microelectronics Corp.	501,000	336
Syncmold Enterprise Corp.	215,000	335
ITEQ Corp.	488,261	335
* Ritek Corp.	3,705,000	334
Zinwell Corp.	273,099	334
Hung Sheng Construction Ltd.	692,100	333
Rich Development Co. Ltd.	1,031,000	331
Holtek Semiconductor Inc.	219,279	328
Dynapack International Technology Corp.	201,299	328
Asia Polymer Corp.	567,525	328
* Taiwan Styrene Monomer	756,579	328
Taiwan Land Development Corp.	987,129	325
WUS Printed Circuit Co. Ltd.	400,000	324
Chimei Materials Technology Corp.	455,000	318
Lotes Co. Ltd.	97,000	318
Evergreen International Storage & Transport Corp.	767,502	318
Zeng Hsing Industrial Co. Ltd.	76,000	318
Soft-World International Corp.	160,520	315
* Li Peng Enterprise Co. Ltd.	1,120,915	314
A-DATA Technology Co. Ltd.	305,915	313
Long Chen Paper Co. Ltd.	863,655	313
UPC Technology Corp.	1,025,510	312
Sunplus Technology Co. Ltd.	787,000	310
* Asia Optical Co. Inc.	325,000	308
^ Senao International Co. Ltd.	224,000	306
CyberTAN Technology Inc.	586,571	305
Green Seal Holding Ltd.	81,000	305
Topkey Corp.	78,000	302

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Sampo Corp.	748,311	301
Federal Corp.	653,437	297
Lextar Electronics Corp.	528,000	295
* Ho Tung Chemical Corp.	1,270,356	293
Solartech Energy Corp.	525,414	291
Johnson Health Tech Co. Ltd.	159,283	290
Elite Semiconductor Memory Technology Inc.	324,000	289
Unitech Printed Circuit Board Corp.	803,738	285
* D-Link Corp.	898,406	284
Lite-On Semiconductor Corp.	401,977	282
Taiwan Fire & Marine Insurance Co. Ltd.	409,840	278
Holy Stone Enterprise Co. Ltd.	273,670	277
Taiflex Scientific Co. Ltd.	228,034	276
Taiwan Sanyo Electric Co. Ltd.	333,300	274
Alpha Networks Inc.	477,827	273
YC INOX Co. Ltd.	450,159	271
Tong-Tai Machine & Tool Co. Ltd.	358,429	265
Taiwan Semiconductor Co. Ltd.	304,000	263
Elitegroup Computer Systems Co. Ltd.	376,647	260
* Ability Enterprise Co. Ltd.	470,257	259
Gloria Material Technology Corp.	488,484	258
Kindom Construction Corp.	461,000	258
* E-Ton Solar Tech Co. Ltd.	694,603	254
Ichia Technologies Inc.	446,000	254
OptoTech Corp.	784,000	251
CSBC Corp. Taiwan	591,808	250
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	248
Kuoyang Construction Co. Ltd.	710,648	246
Rechi Precision Co. Ltd.	345,668	244
Global Unichip Corp.	119,649	239
Jess-Link Products Co. Ltd.	226,800	238
Pan-International Industrial Corp.	578,595	237
Chung-Hsin Electric & Machinery Manufacturing Corp.	443,625	237
Sonix Technology Co. Ltd.	208,000	237
Unity Opto Technology Co. Ltd.	338,000	237
Bank of Kaohsiung Co. Ltd.	839,820	230
Gemtek Technology Corp.	451,115	229
Huang Hsiang Construction Corp.	272,051	220
Altek Corp.	267,250	220
* Genius Electronic Optical Co. Ltd.	106,732	219
Pan Jit International Inc.	552,000	218
Etron Technology Inc.	531,947	218
* Taiwan Liposome Co. Ltd.	51,000	218
Hung Poo Real Estate Development Corp.	325,195	217
Sincere Navigation Corp.	390,000	216
Nien Hsing Textile Co. Ltd.	330,083	214
Tyntek Corp.	448,250	211
Vivotek Inc.	83,693	208
GeoVision Inc.	83,906	207
* Gold Circuit Electronics Ltd.	586,280	203
TYC Brother Industrial Co. Ltd.	272,710	197
CHC Healthcare Group	108,733	191
International Games System Co. Ltd.	71,213	191
Weltrend Semiconductor	304,200	186
* Lotus Pharmaceutical Co. Ltd.	80,000	183
Chung Hwa Pulp Corp.	586,135	179
China Chemical & Pharmaceutical Co. Ltd.	313,000	178
King's Town Construction Co. Ltd.	311,826	178
* Chung Hung Steel Corp.	1,168,047	176
* Wafer Works Corp.	517,309	175
Jentech Precision Industrial Co. Ltd.	124,698	174
Chia Hsin Cement Corp.	524,352	174
* G Tech Optoelectronics Corp.	378,000	174
China General Plastics Corp.	389,147	171

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Microlife Corp.	66,500	169
* China Electric Manufacturing Corp.	667,000	169
Unizyx Holding Corp.	427,000	164
ITE Technology Inc.	182,418	155
Chun Yuan Steel	516,676	153
* Concord Securities Co. Ltd.	755,324	152
* Silicon Integrated Systems Corp.	782,592	149
Darfon Electronics Corp.	287,000	149
Global Mixed Mode Technology Inc.	80,199	147
Globe Union Industrial Corp.	310,675	146
Infortrend Technology Inc.	334,885	144
ALI Corp.	277,358	141
* Champion Building Materials Co. Ltd.	625,000	134
Cyberlink Corp.	61,076	131
* Green Energy Technology Inc.	252,746	126
* Chinese Gamer International Corp.	95,000	121
Lingsen Precision Industries Ltd.	398,000	120
Quanta Storage Inc.	190,000	119
FSP Technology Inc.	181,428	113
Hsin Kuang Steel Co. Ltd.	260,569	111
* Dynamic Electronics Co. Ltd.	366,468	106
* AGV Products Corp.	495,000	104
Aerospace Industrial Development Corp.	76,383	97
* Ta Ya Electric Wire & Cable	650,440	97
ACES Electronic Co. Ltd.	120,000	96
ENG Electric Co. Ltd.	188,466	94
* Eastern Media International Corp.	406,072	93
L&K Engineering Co. Ltd.	159,000	92
Taiwan Navigation Co. Ltd.	219,178	91
Taiwan Mask Corp.	377,650	91
Phihong Technology Co. Ltd.	308,618	91
* Genesis Photonics Inc.	312,308	87
Shih Wei Navigation Co. Ltd.	205,784	82
Sunrex Technology Corp.	184,000	82
* LES Enphants Co. Ltd.	145,059	82
* HannsTouch Solution Inc.	523,731	81
Taiyen Biotech Co. Ltd.	107,877	80
First Steamship Co. Ltd.	216,588	77
Chinese Maritime Transport Ltd.	109,000	76
* KYE Systems Corp.	244,308	76
Young Optics Inc.	58,000	71
* Global Brands Manufacture Ltd.	295,045	66
Tsann Kuen Enterprise Co. Ltd.	91,295	61
Sheng Yu Steel Co. Ltd.	111,000	61
Advanced International Multitech Co. Ltd.	90,000	57
* Microelectronics Technology Inc.	188,212	52
Silitech Technology Corp.	72,925	42
* Taichung Commercial Bank Co Ltd Rights Exp. 11/23/15	117,173	—
		175,884
Thailand (1.1%)
* OBI Pharma Inc.	172,000	2,115
* Digital Telecommunications Infrastructure Fund	4,107,900	1,455
* BTS Rail Mass Transit Growth Infrastructure Fund	4,553,876	1,293
* Jasmine Broadband Internet Infrastructure Fund	3,890,100	1,137
* Tipco Asphalt PCL	868,600	1,035
* Jasmine International PCL	5,368,588	852
* Bangkok Land PCL	18,246,500	804
* Siam Global House PCL	2,710,204	790
* Robinson Department Store PCL	709,800	786
* Superblock PCL	17,524,100	732
* Srisawad Power 1979 PCL	596,085	732
* KCE Electronics PCL	409,700	710
* Hana Microelectronics PCL	636,062	615
* Thaicom PCL	696,140	611

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Major Cineplex Group PCL	686,783	598
*	Bangkok Airways Co. Ltd.	1,049,200	592
*	Thanachart Capital PCL	605,920	570
^	Central Plaza Hotel PCL	526,790	561
^	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	537
*	Krungthai Card PCL	182,400	510
*	Muangthai Leasing PCL	996,900	509
*	Pruksa Real Estate PCL (Local)	639,890	503
*	PTG Energy PCL	1,181,200	497
*	Chularat Hospital PCL	7,262,860	485
*	SPCG PCL	652,100	440
*	Bangchak Petroleum PCL	431,000	435
*	Dynasty Ceramic PCL	3,808,000	434
*	Univentures PCL (Local)	2,086,188	415
*	CH Karnchang PCL	515,300	408
*	TPI Polene PCL	5,725,800	405
^	Thoresen Thai Agencies PCL (Foreign)	1,399,625	404
*	Carabao Group PCL	360,900	395
*	Tisco Financial Group PCL	362,950	385
*	CK Power PCL	5,461,800	383
*	momo.com Inc.	66,000	376
*	Gunkul Engineering PCL	548,750	372
*	Inter Far East Energy Corp.	1,290,500	372
	Kiatnakin Bank PCL (Foreign)	389,200	366
	TTW PCL	1,201,300	365
*	LPN Development PCL	693,711	348
*	Thai Vegetable Oil PCL	467,600	347
*	Bangkok Metro PCL	6,235,600	319
^,*	Italian-Thai Development PCL (Foreign)	1,360,202	315
^	Central Plaza Hotel PCL NVDR	289,900	309
	Bangkok Expressway PCL	298,200	302
^	Hana Microelectronics PCL (Foreign)	307,510	297
^	Pruksa Real Estate PCL (Foreign)	361,400	284
	Bangkok Expressway PCL (Foreign)	278,700	282
*	Esso Thailand PCL	1,741,000	273
*	Thai Reinsurance PCL	3,398,450	273
	WHA Corp. PCL	3,007,770	271
*	Bangkok Chain Hospital PCL (Local)	1,419,936	265
*	Sansiri PCL (Local)	5,274,300	253
*	Supalai PCL	468,800	249
*	Amata Corp. PCL	645,400	248
*	Samart Corp. PCL	429,021	245
*	Sri Trang Agro-Industry PCL	740,900	235
*	Quality Houses PCL (Local)	3,199,233	230
^	Supalai PCL NVDR	413,100	219
	VGI Global Media PCL - NVDR	2,024,200	210
*	TICON Industrial Connection PCL	622,700	210
	Thanachart Capital PCL NVDR	216,600	204
*	GFPT PCL	671,200	198
	WHA Corp. PCL (Foreign)	2,187,000	197
	Bangkok Chain Hospital PCL (Foreign)	1,051,125	196
^	Samart Corp. PCL (Foreign)	341,500	195
	VGI Global Media PCL (Foreign)	1,865,788	194
	Tisco Financial Group PCL (Foreign)	172,150	182
*	Thoresen Thai Agencies PCL (Local)	566,144	163
*	Italian-Thai Development PCL (Local)	676,308	156
*	Cal-Comp Electronics Thailand PCL	1,718,516	153
	Quality Houses PCL (Foreign)	2,133,757	153
*	Sino-Thai Engineering & Construction PCL NVDR	205,200	145
	Asian Property Development PCL (Foreign)	861,256	145
^	Univentures PCL (Foreign)	707,100	141
*	U City PCL	123,974,958	139
	Maybank Kim Eng Securities Thailand PCL	197,500	128
*	TTW PCL	419,400	127

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
TTW PCL	361,600	110
* Kiatnakin Bank PCL (Local)	104,200	98
AP Thailand PCL	532,800	90
* Jasmine International PCL Warrants Exp. 06/25/2020	2,122,200	81
* Precious Shipping PCL	403,800	77
Sansiri PCL (Foreign)	1,403,050	67
* Precious Shipping PCL NVDR	309,900	59
* WHA Corp. PCL Warrants Exp. 12/31/19	56,618	19
* Sino-Thai Engineering & Construction PCL	24,716	18
* Sahaviriya Steel Industries PCL	11,300,000	16
* CK Power PCL Foreign Line Warrants Exp. 5/28/2020	1,015,920	14
Hemaraj Land & Development PCL	109,821	13
* Sahaviriya Steel Industries PCL (Foreign)	9,411,500	13
* VGI Global Media PCL	104,424	11
* WHA Corp. PCL Warrants (Local)	519,477	7
* G J Steel PCL Warrants Exp. 01/30/2020	1,627,035	1
* Sansiri PLC Warrants Exp. 7/29/17	1,403,050	—
* BTS Group Holdings PCL Warrants Exp. 10/16/18	976,408	—
* Italian-Thai Development PCL (Foreign) Warrants Exp. 5/13/19	272,040	—
* VGI Global Media PCL Foreign Warrants	224,000	—
* VGI Global Media PCL NVDR Warrants	171,400	—
* Thoresen Thai Agencies PCL Warrants Exp. 2/28/19	166,980	—
* Italian-Thai Development PCL Warrants Exp. 5/13/2019	135,261	—
* Samart Corp. PCL Warrants Exp. 2/11/2018	106,504	—
* Precious Shipping PCL Warrants	23,790	—
* Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	22,387	—
		34,478
Turkey (0.3%)
* Dogan Sirketler Grubu Holding AS	2,350,441	500
Dogus Otomotiv Servis ve Ticaret AS	118,159	429
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	910,768	409
* Asya Katilim Bankasi AS	1,453,793	399
Cimsa Cimento Sanayi VE Ticaret AS	72,794	397
Aksa Akrilik Kimya Sanayii AS	91,802	337
* Aksa Enerji Uretim AS Class B	339,001	305
Gubre Fabrikalari TAS	134,487	304
Otokar Otomotiv Ve Savunma Sanayi A.S.	10,532	282
* Sekerbank TAS	503,167	267
Trakya Cam Sanayii AS	383,329	254
Konya Cimento Sanayii AS	2,412	248
Tekfen Holding AS	155,970	223
Is Gayrimenkul Yatirim Ortakligi AS	415,691	214
Akfen Holding AS	74,550	209
* NET Holding AS	182,457	207
* Soda Sanayii AS	123,847	205
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	367,602	204
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	239,419	199
Bagfas Bandirma Gubre Fabrikalari AS	38,973	177
* Koza Anadolu Metal Madencilik Isletmeleri AS	323,522	171
Albaraka Turk Katilim Bankasi AS	349,642	167
* Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	57,254	164
* Anadolu Cam Sanayii AS	210,651	157
* Afyon Cimento Sanayi TAS	70,729	149
* Vestel Elektronik Sanayi ve Ticaret AS	72,776	123
Aksigorta AS	175,747	112
Torunlar Gayrimenkul Yatirim Ortakligi AS	97,105	110
Bizim Toptan Satis Magazalari AS	24,664	110
* Adana Cimento Sanayii TAS Class A	46,134	104
* Zorlu Enerji Elektrik Uretim AS	180,809	95
* Vakif Gayrimenkul Yatirim Ortakligi AS	103,738	84
* Akenerji Elektrik Uretim AS	223,987	71
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	118,068	71
* Ihlas Holding AS	631,611	54
Alarko Holding AS	44,146	49

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Turcas Petrol AS	88,897	49
Anadolu Hayat Emeklilik AS	13,635	25
		7,634
United Arab Emirates (0.0%)
* Amanat Holdings PJSC	1,800,140	377
* Eshraq Properties Co. PJSC	1,825,843	308
* Drake & Scull International PJSC	1,728,095	271
RAK Properties PJSC	1,412,175	223
National Central Cooling Co. PJSC	651,746	200
Aramex PJSC	48,984	41
		1,420
United Kingdom (15.5%)
Amlin plc	733,501	7,445
Bellway plc	178,559	7,132
Great Portland Estates plc	508,073	6,959
Henderson Group plc	1,533,714	6,771
Booker Group plc	2,356,747	6,754
Halma plc	552,430	6,494
Hiscox Ltd.	418,443	6,230
IG Group Holdings plc	532,584	6,195
Betfair Group plc	124,302	6,177
Man Group plc	2,322,779	5,959
Shaftesbury plc	402,969	5,836
Greene King plc	447,634	5,537
Telecity Group plc	293,879	5,317
UBM plc	636,288	5,010
Spirax-Sarco Engineering plc	106,197	4,973
Essentra plc	382,970	4,964
Close Brothers Group plc	218,823	4,930
Regus plc	946,427	4,875
* BTG plc	559,200	4,751
Cable & Wireless Communications plc	4,117,220	4,659
BBA Aviation plc	1,536,451	4,510
Spectris plc	175,129	4,493
Hays plc	2,068,647	4,486
WH Smith plc	167,523	4,396
Phoenix Group Holdings	332,435	4,379
Beazley plc	765,526	4,284
* Thomas Cook Group plc	2,238,858	4,235
Micro Focus International plc	218,744	4,229
* Intermediate Capital Group plc	484,170	4,218
Jupiter Fund Management plc	603,340	4,180
* Just Eat plc	634,855	4,160
Playtech plc	305,589	4,028
Berendsen plc	249,073	3,929
Britvic plc	362,325	3,898
* Balfour Beatty plc	1,005,573	3,855
AA plc	897,013	3,820
RPC Group plc	370,651	3,714
Rotork plc	1,280,450	3,695
* Ocado Group plc	592,159	3,431
Domino's Pizza Group plc	200,707	3,371
Michael Page International plc	440,789	3,354
Victrex plc	116,894	3,325
UNITE Group plc	324,520	3,321
Moneysupermarket.com Group plc	639,337	3,290
Stagecoach Group plc	616,272	3,282
Synergy Health plc	83,634	3,260
Restaurant Group plc	292,382	3,228
Grafton Group plc	308,572	3,200
SSP Group plc	686,161	3,184
Lancashire Holdings Ltd.	290,324	3,184
Kennedy Wilson Europe Real Estate plc	172,149	3,171
WS Atkins plc	148,088	3,139

95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Bovis Homes Group plc	198,879	3,137
QinetiQ Group plc	891,790	3,075
Indivior plc	959,494	3,035
Crest Nicholson Holdings plc	359,821	3,011
^ Carillion plc	637,926	2,997
AVEVA Group plc	92,954	2,937
Paragon Group of Cos. plc	452,334	2,923
Kier Group plc	136,419	2,891
National Express Group plc	625,924	2,885
Saga plc	896,940	2,867
Galliford Try plc	120,864	2,782
Dignity plc	73,469	2,749
Greencore Group plc	588,882	2,739
Greggs plc	148,832	2,720
Savills plc	191,109	2,694
Pace plc	468,562	2,692
Jardine Lloyd Thompson Group plc	182,457	2,662
* Firstgroup plc	1,780,959	2,652
Mitie Group plc	533,461	2,640
UDG Healthcare plc	356,742	2,611
Ultra Electronics Holdings plc	100,077	2,594
Workspace Group plc	172,517	2,543
Debenhams plc	1,810,421	2,492
Alent plc	318,052	2,444
Elementis plc	676,673	2,441
2 Spire Healthcare Group plc	421,705	2,435
Ladbrokes plc	1,492,887	2,427
Cineworld Group plc	279,062	2,373
Pets at Home Group plc	534,035	2,371
* Serco Group plc	1,638,894	2,365
Go-Ahead Group plc	63,109	2,357
Big Yellow Group plc	204,170	2,357
Drax Group plc	585,831	2,350
* HomeServe plc	376,594	2,343
Grainger plc	587,932	2,253
Bodycote plc	283,228	2,246
Redrow plc	313,425	2,238
HellermannTyton Group plc	302,857	2,211
Vesuvius plc	401,442	2,207
LondonMetric Property plc	837,787	2,181
Marston's plc	857,157	2,134
Senior plc	608,372	2,122
Dairy Crest Group plc	207,686	2,059
Home Retail Group plc	1,180,987	2,039
Laird plc	386,915	2,016
Synthomer plc	391,912	1,997
Electrocomponents plc	628,398	1,985
^ Hansteen Holdings plc	1,036,611	1,980
Al Noor Hospitals Group plc	108,789	1,970
International Personal Finance plc	344,189	1,961
Genus plc	87,385	1,957
Tritax Big Box REIT plc	978,002	1,940
Halfords Group plc	286,823	1,920
* Cairn Energy plc	831,704	1,918
* Mitchells & Butlers plc	350,020	1,910
Dunelm Group plc	130,488	1,903
Dechra Pharmaceuticals plc	127,040	1,897
Tullett Prebon plc	336,880	1,825
Virgin Money Holdings UK plc	304,461	1,817
Card Factory plc	326,308	1,812
* SVG Capital plc	244,554	1,788
Morgan Advanced Materials plc	412,117	1,773
Interserve plc	205,777	1,760
Bwin Party Digital Entertainment plc	1,007,103	1,736

96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Ted Baker plc	37,183	1,734
	ST Modwen Properties plc	253,202	1,714
	SIG plc	812,552	1,668
	Fidessa Group plc	55,231	1,666
	Entertainment One Ltd.	489,812	1,658
	F&C Commercial Property Trust Ltd.	754,949	1,658
	Diploma plc	165,394	1,635
	Brewin Dolphin Holdings plc	379,558	1,578
*	Vectura Group plc	583,896	1,573
	Countrywide plc	219,385	1,571
	Centamin plc	1,593,506	1,561
	Renishaw plc	52,044	1,514
	J D Wetherspoon plc	125,618	1,499
	Bank of Georgia Holdings plc	48,512	1,494
*	Ophir Energy plc	977,421	1,444
^	Telecom Plus plc	85,891	1,391
	esure Group plc	339,007	1,383
	Keller Group plc	104,131	1,308
2	Zoopla Property Group plc	342,503	1,281
*	Enterprise Inns plc	771,868	1,277
	N Brown Group plc	218,429	1,262
^,*	Imagination Technologies Group plc	369,074	1,258
	Northgate plc	199,706	1,246
	Computacenter plc	104,516	1,218
	UK Commercial Property Trust Ltd.	895,605	1,206
	Redefine International PLC	1,384,743	1,181
^,*	Allied Minds plc	162,041	1,174
^	Vedanta Resources plc	153,625	1,169
	Poundland Group plc	274,425	1,162
	Foxtons Group plc	375,566	1,156
	NMC Health plc	96,733	1,136
^	Hunting plc	203,453	1,127
	RPS Group plc	308,321	1,114
	Devro plc	248,670	1,089
*	Aldermore Group plc	263,534	1,070
	Spirent Communications plc	925,187	1,046
	Helical Bar plc	149,976	1,020
*	SuperGroup plc	45,354	1,020
	KCOM Group plc	760,450	1,019
	Xchanging plc	392,799	1,017
	Just Retirement Group plc	396,911	1,010
	De La Rue plc	140,336	999
	Chesnara plc	191,268	960
*	Evraz plc	729,772	952
	Xaar plc	117,556	926
*	Genel Energy plc	225,144	885
	Picton Property Income Ltd.	793,404	865
	Soco International plc	311,669	848
	Shanks Group plc	574,051	838
	Petra Diamonds Ltd.	711,378	817
	OneSavings Bank plc	136,840	805
	Premier Farnell plc	519,931	800
*	Premier Oil plc	753,700	791
	Stobart Group Ltd.	456,894	780
^,*	Mothercare plc	212,211	774
	ITE Group plc	356,108	770
	Chemring Group plc	280,568	743
	Development Securities plc	196,061	720
	Daejan Holdings plc	7,361	720
*	Lamprell plc	375,595	695
	Schroder REIT Ltd.	738,462	677
	Fenner plc	286,937	673
*	KAZ Minerals plc	369,517	658
	Oxford Instruments plc	81,247	650

97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

					Market
					Value
				Shares	($000)
	Acacia Mining plc			217,230	646
^,*	AO World plc			243,727	596
2	John Laing Group plc			201,260	592
	Cape plc			167,285	592
	888 Holdings plc			218,313	543
*	Premier Foods plc			919,862	482
	Partnership Assurance Group plc			231,048	476
*	EnQuest plc			1,085,885	452
	Infinis Energy plc			148,079	415
	Speedy Hire plc			822,791	382
*	Hochschild Mining plc			312,312	356
^,*	Lonmin plc			866,097	339
	Gem Diamonds Ltd.			166,096	253
	Ferrexpo plc			168,214	88
^,*	Afren plc			1,404,272	39
	Rightmove plc			1	—
					466,267
Total Common Stocks (Cost $3,146,727)					2,996,596

		Coupon
Temporary Cash Investments (11.2%)[1]
Money Market Fund (11.1%)
3,4	Vanguard Market Liquidity Fund	0.207%		334,353,058	334,353

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.150%	11/13/15	500	500
5,6	Federal Home Loan Bank Discount Notes	0.192%	11/27/15	400	400
5,6	Federal Home Loan Bank Discount Notes	0.195%	12/2/15	500	500
6,7	Freddie Mac Discount Notes	0.245%	1/5/16	2,000	2,000
					3,400
Total Temporary Cash Investments (Cost $337,753)					337,753
Total Investments (110.5%) (Cost $3,484,480)					3,334,349
Other Assets and Liabilities—Net (-10.5%)					(317,223)
Net Assets (100%)					3,017,126

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $298,463,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 10.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $29,555,000, representing 1.0% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $318,967,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,900,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
GDR—Global Depositary Receipt.

98

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2015

NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

99

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA7700 122015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assets investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the "Funds") at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 15, 2015

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Brazil (6.8%)
	Ambev SA	49,700,955	246,021
	BRF SA	12,385,464	193,014
	Itau Unibanco Holding SA Preference Shares	25,255,624	173,346
	Itau Unibanco Holding SA ADR	21,400,408	146,593
	Cielo SA	14,595,172	138,551
	Ambev SA ADR	28,433,997	138,474
	Banco Bradesco SA Preference Shares	23,099,723	125,784
*	Petroleo Brasileiro SA	48,210,897	117,260
	Ultrapar Participacoes SA	6,452,297	112,096
	Itausa - Investimentos Itau SA Preference Shares	58,083,157	108,439
	Banco Bradesco SA ADR	18,786,199	102,197
*	Petroleo Brasileiro SA Preference Shares	47,865,186	95,692
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	28,953,149	85,586
	BB Seguridade Participacoes SA	9,952,478	68,646
	Kroton Educacional SA	25,610,580	65,478
	Vale SA Preference Shares	17,164,586	62,444
	Banco Bradesco SA	10,156,938	61,734
	Telefonica Brasil SA Preference Shares	5,718,356	59,236
	Banco do Brasil SA	13,915,485	57,624
	Vale SA Class B ADR	15,564,360	56,032
	Vale SA	12,445,212	55,053
	Klabin SA	9,247,951	52,588
	Lojas Renner SA	10,824,160	51,924
	Embraer SA	7,046,682	51,673
	Fibria Celulose SA	3,754,840	51,252
*	Petroleo Brasileiro SA ADR Preference Shares	11,588,978	46,240
	CCR SA	14,548,776	45,723
	JBS SA	11,959,806	44,192
	Raia Drogasil SA	4,093,976	42,452
^	Vale SA Class B ADR	9,322,019	40,644
	Lojas Americanas SA Preference Shares	8,489,598	36,784
*,^	Petroleo Brasileiro SA ADR	7,158,724	34,935
	BRF SA ADR	2,261,420	34,668
	Embraer SA ADR	1,167,082	34,277
	WEG SA	9,174,600	34,257
	CETIP SA - Mercados Organizados	3,672,119	32,469
	BTG Pactual Group	4,198,964	31,248
	Tractebel Energia SA	3,509,438	30,821
*	Hypermarcas SA	6,306,648	28,618
	Itau Unibanco Holding SA	3,990,750	25,663
	Equatorial Energia SA	2,682,413	23,920
	Suzano Papel e Celulose SA Preference Shares Class A	4,957,900	21,276
	BR Malls Participacoes SA	7,162,999	20,802
	TOTVS SA	2,263,429	20,055
	Sul America SA	4,047,647	19,868
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	19,724
*	CPFL Energia SA	4,539,386	18,233
	Estacio Participacoes SA	4,378,600	17,553
	Natura Cosmeticos SA	2,871,967	17,054
	Tim Participacoes SA	7,640,642	16,741
	Cia Energetica de Minas Gerais Preference Shares	8,572,689	15,916
	Localiza Rent a Car SA	2,337,393	15,758
	Qualicorp SA	3,669,700	15,415
	Multiplan Empreendimentos Imobiliarios SA	1,284,339	14,010
	Porto Seguro SA	1,632,048	13,682
	M Dias Branco SA	737,417	13,366
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,016,606	13,243
	Tim Participacoes SA ADR	1,181,488	13,126
	Cia Energetica de Sao Paulo Preference Shares	3,060,186	12,855
^	Cia Brasileira de Distribuicao ADR	950,060	12,474
	Gerdau SA Preference Shares	8,777,162	12,358

1

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Cosan SA Industria e Comercio	1,862,901	11,936
EDP - Energias do Brasil SA	3,998,021	11,694
Cia de Saneamento Basico do Estado de Sao Paulo	2,684,786	11,654
^ Cia Paranaense de Energia ADR	1,328,406	10,973
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,551,798	10,575
Lojas Americanas SA	3,137,341	9,518
Bradespar SA Preference Shares	4,065,463	8,697
Transmissora Alianca de Energia Eletrica SA	1,566,986	8,086
Telefonica Brasil SA ADR	769,339	7,970
Braskem SA Preference Shares	1,397,378	7,892
Duratex SA	4,752,716	7,887
Cia Energetica de Minas Gerais ADR	3,928,239	7,660
^ Cia Siderurgica Nacional SA ADR	6,174,166	7,594
Multiplus SA	846,435	7,537
^ Gerdau SA ADR	5,285,953	7,347
Centrais Eletricas Brasileiras SA Preference Shares	2,741,951	6,705
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	574,217	6,611
* B2W Cia Digital	1,748,200	6,609
* Centrais Eletricas Brasileiras SA	4,888,052	6,363
Braskem SA ADR	555,207	6,191
AES Tiete SA Preference Shares	1,621,996	5,812
Cia Siderurgica Nacional SA	5,027,948	5,658
EcoRodovias Infraestrutura e Logistica SA	3,413,399	5,266
Usinas Siderurgicas de Minas Gerais SA	2,213,244	4,539
Smiles SA	569,864	4,448
Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,962,878	4,298
* Oi SA Preference Shares	5,405,362	2,971
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	275,419	2,885
Centrais Eletricas Brasileiras SA ADR	1,126,262	2,692
Cia Energetica de Minas Gerais	1,493,243	2,614
AES Tiete SA	742,344	2,601
Cia Paranaense de Energia Preference Shares	263,705	2,222
Iguatemi Empresa de Shopping Centers SA	400,719	2,215
Via Varejo SA	2,000,400	2,204
Arteris SA	888,291	2,172
Cia Paranaense de Energia	369,887	2,109
Even Construtora e Incorporadora SA	2,000,000	2,074
Guararapes Confeccoes SA	162,220	2,040
* Oi SA	2,206,249	1,796
* CPFL Energia SA ADR	216,006	1,730
Metalurgica Gerdau SA Preference Shares Class A	2,472,691	1,667
Banco do Estado do Rio Grande do Sul SA Preference Shares	1,038,500	1,613
Mahle-Metal Leve SA	256,873	1,559
BR Properties SA	363,700	1,113
QGEP Participacoes SA	709,525	1,097
* Marfrig Global Foods SA	500,000	826
Linx SA	63,100	769
Odontoprev SA	253,400	649
* Rumo Logistica Operadora Multimodal SA	327,200	623
* Mills Estruturas e Servicos de Engenharia SA	521,158	605
Marcopolo SA Preference Shares	1,079,600	546
GAEC Educacao SA	118,450	408
* International Meal Co. Alimentacao SA	271,500	327
Direcional Engenharia SA	334,050	307
Oi SA ADR	475,896	280
* Gafisa SA	300,000	194
Cia de Saneamento de Minas Gerais-COPASA	40,250	136
LPS Brasil Consultoria de Imoveis SA	164,650	90
Fibria Celulose SA ADR	5,706	77
* Gol Linhas Aereas Inteligentes SA Preference Shares	50,000	46
Itausa - Investimentos Itau SA	115	—
		3,611,934
Chile (1.4%)
Empresas COPEC SA	6,489,496	60,795

2

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	SACI Falabella	8,068,014	54,094
	Empresas CMPC SA	18,791,021	46,383
	Banco de Chile	424,647,368	44,936
	Enersis SA	166,324,784	43,876
	Enersis SA ADR	3,306,582	43,812
	Cencosud SA	19,708,353	43,270
	Empresa Nacional de Electricidad SA ADR	983,971	37,175
	Empresa Nacional de Electricidad SA	28,174,325	35,297
	Colbun SA	120,779,167	32,036
	Cia Cervecerias Unidas SA	2,522,954	30,264
	Banco de Credito e Inversiones	741,921	30,254
	Aguas Andinas SA Class A	49,937,729	26,262
	Banco Santander Chile	550,204,304	26,120
*	Latam Airlines Group SA	4,868,777	26,004
	Corpbanca SA	2,628,941,816	23,942
	Banco Santander Chile ADR	1,254,499	23,823
	AES Gener SA	41,366,860	19,889
	Empresa Nacional de Telecomunicaciones SA	1,936,524	17,914
	Sociedad Quimica y Minera de Chile SA ADR	895,247	17,350
	Embotelladora Andina SA Preference Shares	3,940,376	14,450
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	12,766
	Parque Arauco SA	2,500,000	4,177
*	Latam Airlines Group SA BVMF	739,267	3,726
*,^	Latam Airlines Group SA ADR	232,414	1,281
	Vina Concha y Toro SA	253,008	430
	SONDA SA	250,000	402
			720,728
China (28.0%)
	Tencent Holdings Ltd.	89,488,760	1,679,451
	China Construction Bank Corp.	1,528,975,913	1,102,431
	China Mobile Ltd.	89,079,067	1,059,697
	Industrial & Commercial Bank of China Ltd.	1,211,458,003	768,740
	Bank of China Ltd.	1,265,799,177	596,204
	Ping An Insurance Group Co. of China Ltd.	83,887,976	469,231
	China Life Insurance Co. Ltd.	124,929,470	448,007
	China Petroleum & Chemical Corp.	429,815,372	309,992
	CNOOC Ltd.	268,679,252	305,589
	PetroChina Co. Ltd.	354,721,479	279,234
	China Overseas Land & Investment Ltd.	64,860,276	208,905
	China Merchants Bank Co. Ltd.	77,792,405	202,898
	CITIC Ltd.	108,114,674	201,099
	Agricultural Bank of China Ltd.	438,886,065	179,077
	China Pacific Insurance Group Co. Ltd.	43,757,794	174,387
	China Telecom Corp. Ltd.	272,211,683	142,304
	Hengan International Group Co. Ltd.	12,275,900	132,331
	PICC Property & Casualty Co. Ltd.	55,052,895	124,728
	China Unicom Hong Kong Ltd.	96,864,248	118,705
	China Resources Land Ltd.	45,658,771	118,233
	China Minsheng Banking Corp. Ltd.	110,370,741	110,534
	China Communications Construction Co. Ltd.	74,895,504	102,571
	Lenovo Group Ltd.	108,498,109	100,640
	Haitong Securities Co. Ltd.	57,913,064	100,532
	Bank of Communications Co. Ltd.	135,782,345	99,945
	China Shenhua Energy Co. Ltd.	57,231,925	96,686
	Belle International Holdings Ltd.	87,471,500	84,873
*,^	CRRC Corp. Ltd.	66,789,277	84,867
	CITIC Securities Co. Ltd.	38,735,200	83,293
*	China CITIC Bank Corp. Ltd.	126,998,719	81,982
*	China Taiping Insurance Holdings Co. Ltd.	25,084,620	78,592
	China Resources Power Holdings Co. Ltd.	32,409,048	73,172
*,^	Byd Co. Ltd.	11,651,781	72,176
	Sinopharm Group Co. Ltd.	17,473,100	71,966
	China Everbright International Ltd.	44,796,000	71,813
	Dongfeng Motor Group Co. Ltd.	49,278,744	70,682

3

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	ENN Energy Holdings Ltd.	12,292,400	70,442
	Fosun International Ltd.	38,529,267	69,968
^	Evergrande Real Estate Group Ltd.	90,619,785	69,238
2	Dalian Wanda Commercial Properties Co. Ltd.	10,393,334	69,228
	CSPC Pharmaceutical Group Ltd.	72,385,757	67,301
	Guangdong Investment Ltd.	47,836,080	67,245
	China Merchants Holdings International Co. Ltd.	19,933,610	65,985
	Great Wall Motor Co. Ltd.	52,878,000	64,103
	Brilliance China Automotive Holdings Ltd.	46,308,700	63,931
2	CGN Power Co. Ltd.	153,133,878	63,050
	Huaneng Power International Inc.	56,902,978	61,627
	Anhui Conch Cement Co. Ltd.	19,874,152	60,499
	New China Life Insurance Co. Ltd.	13,634,219	59,778
	China Railway Group Ltd.	63,304,408	59,677
	China Cinda Asset Management Co. Ltd.	152,575,000	59,184
2	People's Insurance Co. Group of China Ltd.	109,437,000	58,353
	Sino Biopharmaceutical Ltd.	46,984,373	58,117
*,^	Hanergy Thin Film Power Group Ltd.	206,154,000	57,723
*,^	Alibaba Pictures Group Ltd.	212,910,000	56,653
	Beijing Enterprises Holdings Ltd.	8,978,500	56,638
	Zhuzhou CSR Times Electric Co. Ltd.	8,595,000	55,689
2	China Galaxy Securities Co. Ltd.	62,748,870	54,198
	Beijing Enterprises Water Group Ltd.	67,566,000	53,611
^	China Vanke Co. Ltd.	22,503,341	52,509
	China Longyuan Power Group Corp. Ltd.	56,969,800	52,109
	China Railway Construction Corp. Ltd.	32,287,765	48,143
	Country Garden Holdings Co. Ltd.	125,445,728	47,672
	Shenzhou International Group Holdings Ltd.	9,609,065	47,214
*,2	Huatai Securities Co. Ltd.	19,567,823	44,141
	Geely Automobile Holdings Ltd.	81,002,300	43,157
	China Gas Holdings Ltd.	26,308,900	41,740
	China State Construction International Holdings Ltd.	27,030,872	41,027
	ANTA Sports Products Ltd.	14,620,000	40,782
	Haier Electronics Group Co. Ltd.	21,103,000	40,726
	COSCO Pacific Ltd.	30,331,788	39,240
	Kunlun Energy Co. Ltd.	47,785,230	39,118
	China Resources Beer Holdings Company Ltd.	20,301,860	38,297
	Far East Horizon Ltd.	45,102,010	37,457
^	China Huishan Dairy Holdings Co. Ltd.	97,491,365	37,051
*,^	GCL-Poly Energy Holdings Ltd.	178,744,000	36,822
	Sino-Ocean Land Holdings Ltd.	63,436,802	36,789
^	China Conch Venture Holdings Ltd.	16,039,633	36,500
	Shimao Property Holdings Ltd.	20,495,957	35,920
	GOME Electrical Appliances Holding Ltd.	195,964,805	35,816
	China Oilfield Services Ltd.	31,041,800	34,438
	China Everbright Ltd.	14,222,010	33,350
	Guangzhou Automobile Group Co. Ltd.	37,856,584	33,164
	Longfor Properties Co. Ltd.	23,604,580	31,524
	ZTE Corp.	13,000,792	31,079
^	Kingsoft Corp. Ltd.	13,774,000	31,070
	AviChina Industry & Technology Co. Ltd.	38,124,000	30,941
	China National Building Material Co. Ltd.	49,076,960	30,494
	China Resources Gas Group Ltd.	11,036,100	30,219
^	Shanghai Electric Group Co. Ltd.	48,045,756	29,817
*,^	China COSCO Holdings Co. Ltd.	46,642,000	29,728
	Jiangxi Copper Co. Ltd.	22,566,898	29,664
*	Alibaba Health Information Technology Ltd.	37,398,000	29,651
	Chongqing Rural Commercial Bank Co. Ltd.	46,426,461	29,068
	China Power International Development Ltd.	46,235,469	29,044
	Zhejiang Expressway Co. Ltd.	23,486,704	28,817
	Jiangsu Expressway Co. Ltd.	20,936,139	28,282
	Shenzhen International Holdings Ltd.	18,640,500	28,250
^	Tsingtao Brewery Co. Ltd.	5,820,000	27,757
	Air China Ltd.	28,994,748	27,756

4

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Shanghai Pharmaceuticals Holding Co. Ltd.	12,049,753	27,712
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	8,551,857	27,598
	Beijing Capital International Airport Co. Ltd.	25,366,564	27,170
*,^	China Shipping Container Lines Co. Ltd.	67,700,618	27,165
	Zijin Mining Group Co. Ltd.	101,069,680	27,039
	China Everbright Bank Co. Ltd.	55,345,472	26,914
2	Shengjing Bank Co. Ltd.	19,963,154	26,631
	Chongqing Changan Automobile Co. Ltd. Class B	14,142,062	26,016
	China Southern Airlines Co. Ltd.	30,144,000	25,490
*	Sinopec Shanghai Petrochemical Co. Ltd.	59,698,788	24,925
	China Medical System Holdings Ltd.	17,839,711	24,375
	TravelSky Technology Ltd.	16,524,000	24,315
*,^	Luye Pharma Group Ltd.	23,232,500	22,748
*	Aluminum Corp. of China Ltd.	68,001,220	21,971
	Shandong Weigao Group Medical Polymer Co. Ltd.	30,357,800	20,937
	Huadian Power International Corp. Ltd.	28,616,000	20,907
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	6,440,500	20,882
	Huaneng Renewables Corp. Ltd.	65,982,000	20,534
	Shanghai Industrial Holdings Ltd.	7,704,445	20,254
	Shenzhen Investment Ltd.	47,575,015	19,205
	Yuexiu Property Co. Ltd.	109,171,732	18,765
	Sunac China Holdings Ltd.	30,725,406	18,763
	Metallurgical Corp. of China Ltd.	50,523,937	18,644
^	China Coal Energy Co. Ltd.	42,093,800	18,065
	Datang International Power Generation Co. Ltd.	48,364,568	17,801
	China International Marine Containers Group Co. Ltd.	9,947,798	17,686
	Weichai Power Co. Ltd.	16,563,640	17,537
	Nine Dragons Paper Holdings Ltd.	26,477,000	17,402
	Haitian International Holdings Ltd.	9,873,000	17,257
	Sinotrans Ltd.	31,567,000	17,073
	Guangzhou R&F Properties Co. Ltd.	17,189,300	16,994
2	Sinopec Engineering Group Co. Ltd.	19,587,772	16,851
	China Communications Services Corp. Ltd.	40,769,973	16,314
*,2	Legend Holdings Corp.	4,172,600	16,127
^	Yanzhou Coal Mining Co. Ltd.	33,403,320	16,077
*,^	China Eastern Airlines Corp. Ltd.	24,962,000	15,999
*,^	CAR Inc.	9,127,532	15,902
^	China Shipping Development Co. Ltd.	22,444,021	15,898
^	China Jinmao Holdings Group Ltd.	57,768,094	15,833
	China Merchants Property Development Co. Ltd. Class B	4,157,170	15,555
	Kingboard Chemical Holdings Ltd.	11,002,671	15,537
	KWG Property Holding Ltd.	21,343,500	15,365
*,^	China Traditional Chinese Medicine Co. Ltd.	19,829,013	14,942
	Lee & Man Paper Manufacturing Ltd.	23,928,000	14,881
^	BBMG Corp.	20,861,500	14,587
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,353,698	14,518
	SOHO China Ltd.	28,076,506	14,359
^	Xinjiang Goldwind Science & Technology Co. Ltd.	7,613,400	14,277
^	Agile Property Holdings Ltd.	25,412,887	13,801
*,^	Renhe Commercial Holdings Co. Ltd.	262,534,999	13,629
^	Beijing Jingneng Clean Energy Co. Ltd.	38,342,000	13,276
*,^	Li Ning Co. Ltd.	25,456,791	13,228
^	China Resources Cement Holdings Ltd.	32,436,686	13,035
^	China Molybdenum Co. Ltd.	23,460,000	12,999
	Huadian Fuxin Energy Corp. Ltd.	41,973,852	12,869
	China Dongxiang Group Co. Ltd.	50,273,000	12,738
^	Golden Eagle Retail Group Ltd.	9,733,000	12,518
*,^	China Agri-Industries Holdings Ltd.	33,292,961	12,227
^	Huishang Bank Corp. Ltd.	28,223,380	12,163
2	BAIC Motor Corp. Ltd.	13,797,700	12,134
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,715,787	11,789
^	China Zhongwang Holdings Ltd.	26,178,486	11,527
	Guangshen Railway Co. Ltd.	22,136,000	11,480
*,^,2	China Railway Signal & Communication Corp. Ltd.	14,381,400	11,375

5

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*,^	Sinopec Oilfield Service Corp.	36,104,000	11,373
*,^	Greentown China Holdings Ltd.	12,305,500	10,740
	CSG Holding Co. Ltd. Class B	13,280,792	10,500
	Dazhong Transportation Group Co. Ltd. Class B	9,758,772	10,434
	Guangdong Electric Power Development Co. Ltd. Class B	15,940,844	10,399
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,214,000	10,331
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,197,808	10,214
	Lao Feng Xiang Co. Ltd. Class B	2,349,538	10,064
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,563,000	10,009
	China BlueChemical Ltd.	33,387,405	9,952
	Shenzhen Expressway Co. Ltd.	12,788,000	9,810
*	Fuyao Glass Industry Group Co. Ltd. Class A	4,613,200	9,807
^	Poly Property Group Co. Ltd.	29,510,900	9,537
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	9,384
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	24,671,579	9,367
^	China Hongqiao Group Ltd.	17,486,256	9,099
*,2	Red Star Macalline Group Corp. Ltd.	6,514,759	9,046
*,^	Hopson Development Holdings Ltd.	10,604,000	8,927
^	Zhaojin Mining Industry Co. Ltd.	15,306,000	8,652
*,2	Tianhe Chemicals Group Ltd.	57,304,542	8,650
	Shanghai Baosight Software Co. Ltd. Class B	2,168,013	8,498
^	Angang Steel Co. Ltd.	20,382,374	8,450
^	China South City Holdings Ltd.	35,590,000	8,448
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,942,943	8,336
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,650,286	7,975
	China Machinery Engineering Corp.	9,046,639	7,837
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,703,579	7,711
	Anhui Expressway Co. Ltd.	8,956,000	7,668
*	BOE Technology Group Co. Ltd. Class B	25,260,822	7,318
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	7,270
	Kingboard Laminates Holdings Ltd.	17,351,000	7,237
^	Harbin Electric Co. Ltd.	11,938,000	7,101
^	Dongfang Electric Corp. Ltd.	5,834,830	6,989
^	CIMC Enric Holdings Ltd.	10,573,713	6,962
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	6,953
	Anhui Gujing Distillery Co. Ltd. Class B	2,077,434	6,865
*,^	Maanshan Iron & Steel Co. Ltd.	31,848,000	6,803
^	Beijing Enterprises Clean Energy Group Ltd.	70,640,579	6,329
*,^	CITIC Resources Holdings Ltd.	41,418,000	6,225
	Shanghai Haixin Group Co. Class B	8,408,919	6,198
	China National Accord Medicines Corp. Ltd. Class B	1,203,249	6,182
	Sichuan Expressway Co. Ltd.	17,394,000	6,068
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	8,143,832	5,868
*	China Foods Ltd.	12,701,506	5,775
^	Sinofert Holdings Ltd.	32,238,000	5,643
^	Biostime International Holdings Ltd.	2,532,000	5,617
	Jiangling Motors Corp. Ltd. Class B	1,721,446	5,520
*	Wumart Stores Inc.	7,670,000	5,452
^	Dalian Port PDA Co. Ltd.	14,644,000	5,281
*	CRRC Corp. Ltd. Class A	2,372,800	5,206
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	5,191
	Foshan Electrical and Lighting Co. Ltd. Class B	5,622,601	5,168
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,617,518	5,167
^	Sinotruk Hong Kong Ltd.	12,173,000	5,056
	Double Coin Holdings Ltd. Class B	4,822,134	4,848
	Tianjin Capital Environmental Protection Group Co. Ltd.	6,176,000	4,619
	Beijing North Star Co. Ltd.	14,272,000	4,616
*	Huadian Energy Co. Ltd. Class B	7,910,644	4,537
^	Bosideng International Holdings Ltd.	45,040,000	4,341
*,^	China Yurun Food Group Ltd.	20,037,149	4,273
	Skyworth Digital Holdings Ltd.	5,788,000	4,261
^	Zhongsheng Group Holdings Ltd.	10,174,000	4,205
*,^	Sany Heavy Equipment International Holdings Co. Ltd.	16,931,000	4,098
^	China National Materials Co. Ltd.	16,586,000	3,972

6

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	China Overseas Property Holdings Ltd.	21,760,092	3,734
	Shandong Chenming Paper Holdings Ltd.	6,573,500	3,664
*	BYD Electronic International Co. Ltd.	5,264,000	3,411
^	Tibet 5100 Water Resources Holdings Ltd.	9,771,000	3,150
*	Kweichow Moutai Co. Ltd. Class A	85,050	2,879
^	Boer Power Holdings Ltd.	1,761,000	2,870
*	Lao Feng Xiang Co. Ltd. Class A	406,700	2,834
*,2	Fuyao Glass Industry Group Co. Ltd.	1,326,401	2,817
	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,810
*	China Railway Group Ltd. Class A	1,427,900	2,782
	Jinzhou Port Co. Ltd. Class B	4,698,200	2,710
*	Tsingtao Brewery Co. Ltd. Class A	471,800	2,531
	Wasion Group Holdings Ltd.	2,068,000	2,289
	Dah Chong Hong Holdings Ltd.	5,052,000	2,288
^	Greatview Aseptic Packaging Co. Ltd.	4,836,000	2,273
	Central China Securities Co. Ltd.	4,023,000	2,086
*,2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,189,000	1,964
*	China Shipbuilding Industry Co. Ltd. Class A	1,036,400	1,814
*	Fengfan Stock Ltd. Co. Class A	279,700	1,693
	SSY Group Ltd.	6,678,000	1,666
*	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	294,800	1,616
	Tianjin Development Holdings Ltd.	2,492,000	1,613
^	Tech Pro Technology Development Ltd.	6,770,000	1,601
*	Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	339,300	1,530
*	China State Construction Engineering Corp. Ltd. Class A	1,546,100	1,520
*	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	379,700	1,497
*	China Eastern Airlines Corp. Ltd. Class A	1,107,400	1,436
*	Air China Ltd. Class A	1,010,500	1,430
*	Dong-E-E-Jiao Co. Ltd. Class A	191,500	1,429
	Yuexiu Transport Infrastructure Ltd.	2,004,000	1,366
*	Fullshare Holdings Ltd.	7,050,000	1,347
*	Bank of Communications Co. Ltd. Class A	1,339,300	1,346
	Intime Retail Group Co. Ltd.	1,217,500	1,340
*	China National Nuclear Power Co. Ltd. Class A	814,400	1,336
*	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	1,258
*	Guangshen Railway Co. Ltd. Class A	1,657,800	1,246
	Beijing Capital Land Ltd.	2,530,000	1,211
*	Jiangsu Hengrui Medicine Co. Ltd. Class A	139,822	1,163
*	China Merchants Bank Co. Ltd. Class A	408,900	1,161
*	China Everbright Bank Co. Ltd. Class A	1,748,700	1,138
	Ajisen China Holdings Ltd.	2,374,000	1,133
	Tong Ren Tang Technologies Co. Ltd.	710,000	1,107
*	Guangdong Golden Dragon Development Inc. Class A	263,700	1,103
*	Kangmei Pharmaceutical Co. Ltd. Class A	416,100	1,097
*	Anhui Zhongding Sealing Parts Co. Ltd. Class A	294,500	1,088
*	Huaxia Bank Co. Ltd. Class A	637,100	1,065
*	Zhejiang Weixing Industrial Development Co. Ltd. Class A	452,100	1,056
*	China Reinsurance Group Corp.	3,001,252	1,049
*	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	146,800	1,047
*	Heilan Home Co. Ltd. Class A	413,700	1,040
2	Cosmo Lady China Holdings Co. Ltd.	1,046,000	1,039
*	Yunnan Baiyao Group Co. Ltd. Class A	97,000	1,034
*	China CIFCO Investment Co. Ltd. Class A	263,200	1,024
*	Suning Commerce Group Co. Ltd. Class A	386,100	994
*	Sanan Optoelectronics Co. Ltd. Class A	265,500	981
	Shenguan Holdings Group Ltd.	6,646,000	958
*	Shanghai RAAS Blood Products Co. Ltd. Class A	147,700	955
*	China United Network Communications Ltd. Class A	906,200	948
*	Daqin Railway Co. Ltd. Class A	650,600	940
	China Overseas Grand Oceans Group Ltd.	2,952,000	935
*	Midea Group Co. Ltd. Class A	208,700	925
*	Power Construction Corp. of China Ltd. Class A	678,800	919
*	Baotou Huazi Industry Co. Ltd. Class A	334,700	900
*	Spring Airlines Co. Ltd. Class A	91,400	893

7

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	486,700	890
2 Fu Shou Yuan International Group Ltd.	1,295,000	883
* China Minsheng Banking Corp. Ltd. Class A	645,800	879
Shandong Airlines Co. Ltd. Class B	342,100	871
* Chengzhi Co. Ltd. Class A	214,400	869
* Jiangsu Fasten Co. Ltd. Class A	505,700	857
* Gree Electric Appliances Inc. of Zhuhai Class A	309,200	849
* Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	187,573	848
* Daye Special Steel Co. Ltd. Class A	490,900	842
* Zhongtian Urban Development Group Co. Ltd. Class A	508,300	839
* Hangzhou Robam Appliances Co. Ltd. Class A	132,100	836
* Guangzhou Baiyun International Airport Co. Ltd. Class A	390,900	833
* Shanghai Oriental Pearl Media Co. Ltd. Class A	150,800	829
* Avic Aviation Engine Corp. plc Class A	106,300	820
* Shandong Realcan Pharmaceutical Co. Ltd. Class A	158,000	819
* Zhonghong Holding Co. Ltd. Class A	1,123,900	795
* Shanghai International Airport Co. Ltd. Class A	164,766	788
* Zhonglu Co. Ltd. Class B	278,300	783
* Weihai Guangtai Airport Equipment Co. Ltd. Class A	152,902	774
Luthai Textile Co. Ltd. Class B	578,332	774
* Shunfeng International Clean Energy Ltd.	2,424,000	773
C C Land Holdings Ltd.	2,996,000	769
* Fujian Rongji Software Co. Ltd. Class A	286,400	763
* Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	185,975	755
* Chacha Food Co. Ltd. Class A	297,357	753
* Huadong Medicine Co. Ltd. Class A	61,860	742
* SDIC Power Holdings Co. Ltd. Class A	522,900	740
* Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	73,700	729
* Tasly Pharmaceutical Group Co. Ltd. Class A	124,800	726
* Inner Mongolia Yili Industrial Group Co. Ltd. Class A	285,700	720
* Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	156,300	717
* Guangdong Advertising Group Co. Ltd. Class A	203,500	713
* Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A	82,100	711
Beijing Tongrentang Co. Ltd. Class A	174,900	708
* Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,110,800	693
AVIC Aircraft Co. Ltd. Class A	149,400	690
* China Datang Corp. Renewable Power Co. Ltd.	5,044,000	674
* Dongjiang Environmental Co. Ltd. Class A	197,500	665
* Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	664
Bank of Nanjing Co. Ltd. Class A	246,800	661
* Shandong Xinhua Pharmaceutical Co. Ltd. Class A	378,800	660
* Inner Mongolia Xingye Mining Co. Ltd. Class A	579,300	647
* Jiangsu Kangde Xin Composite Material Co. Ltd. Class A	114,300	647
* GD Power Development Co. Ltd. Class A	993,600	646
* Sound Environmental Resources Co. Ltd. Class A	106,400	645
* Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	108,000	641
* Zhengzhou Yutong Bus Co. Ltd. Class A	183,500	637
* China Fortune Land Development Co. Ltd. Class A	160,300	634
* Henan Lotus Flower Gourmet Powder Co. Ltd. Class A	614,500	634
* Iflytek Co. Ltd. Class A	106,800	631
* Lianhua Supermarket Holdings Co. Ltd.	1,328,000	619
* An Hui Wenergy Co. Ltd. Class A	283,100	617
* Chinese Universe Publishing and Media Co. Ltd. Class A	157,000	617
Huangshan Tourism Development Co. Ltd. Class B	361,000	616
* Shanghai International Port Group Co. Ltd. Class A	543,300	614
* Jiangsu Hengli Highpressure Oil Cylinder Co. Ltd. Class A	223,100	608
* Western Securities Co. Ltd. Class A	178,300	603
* Zhejiang China Commodities City Group Co. Ltd. Class A	362,000	595
* Youngor Group Co. Ltd. Class A	259,700	590
* Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	145,100	586
Yuanda China Holdings Ltd.	11,820,000	578
* Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	141,100	576
* Shanghai STEP Electric Corp. Class A	157,100	575
* Shandong Pharmaceutical Glass Co. Ltd. Class A	208,500	569

8

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Xinjiang Youhao Group Co. Ltd. Class A	326,700	568
* Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	61,500	564
* Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	195,600	564
* Sunward Intelligent Equipment Co. Ltd. Class A	378,100	560
* Hainan Airlines Co. Ltd. Class A	883,300	559
* China International Travel Service Corp. Ltd. Class A	68,408	559
* Suofeiya Home Collection Co. Ltd. Class A	87,797	559
* Henan Shuanghui Investment & Development Co. Ltd. Class A	186,900	558
* Sichuan Western Resources Holding Co. Ltd. Class A	224,100	558
* Time Publishing and Media Co. Ltd. Class A	187,800	556
* Jihua Group Corp. Ltd. Class A	247,500	553
* China South Publishing & Media Group Co. Ltd. Class A	160,700	550
* Shang Gong Group Co. Ltd. Class B	509,400	535
* Xi'an LONGi Silicon Materials Corp. Class A	271,700	530
* Stanley Fertilizer Co. Ltd. Class A	128,056	525
^ Hua Han Bio-Pharmaceutical Holdings Ltd.	3,612,000	521
* Kama Co. Ltd. Class B	515,700	520
* Shanghai Electric Power Co. Ltd. Class A	207,100	513
* Xiandai Investment Co. Ltd. Class A	400,900	510
* CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	79,700	507
Shanghai Maling Aquarius Co. Ltd. Class A	245,300	506
* Venustech Group Inc. Class A	92,900	506
* Dawning Information Industry Co. Ltd. Class A	37,900	504
* Sichuan Chuantou Energy Co. Ltd. Class A	296,900	501
* Bank of Ningbo Co. Ltd. Class A	242,600	499
* Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A	234,200	499
* Oceanwide Holdings Co. Ltd. Class A	279,500	493
* Foshan Haitian Flavouring & Food Co. Ltd. Class A	91,700	493
* Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	239,900	489
* Inner Mongolia Jinyu Group Co. Ltd. Class A	97,800	489
* China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	117,100	487
* Beijing SDL Technology Co. Ltd. Class A	118,100	483
* Zhejiang Dahua Technology Co. Ltd. Class A	86,900	480
* Huapont Life Sciences Co. Ltd. Class A	221,200	479
* Gansu Gangtai Holding Group Co. Ltd. Class A	202,200	479
* Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	139,400	475
* Fujian Torch Electron Technology Co. Ltd. Class A	38,500	474
* Yonyou Network Technology Co. Ltd. Class A	99,500	472
Guangdong Provincial Expressway Development Co. Ltd. Class B	944,355	470
^ NetDragon Websoft Inc.	170,000	468
* Hubei Broadcasting & Television Information Network Co. Ltd. Class A	167,800	467
* Luzhou Laojiao Co. Ltd. Class A	120,400	461
* Shenergy Co. Ltd. Class A	371,100	456
* Guangdong Alpha Animation and Culture Co. Ltd. Class A	85,800	456
* Org Packaging Co. Ltd. Class A	106,200	456
* Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	43,600	452
* China Wafer Level CSP Co. Ltd. Class A	78,300	450
* Hongfa Technology Co. Ltd. Class A	95,900	449
* Shanghai Greencourt Investment Group Co. Ltd. Class B	707,700	447
* Harbin Gloria Pharmaceuticals Co. Ltd. Class A	96,300	446
* Hisense Kelon Electrical Holdings Co. Ltd. Class A	328,800	441
* Beijing SPC Environmental Protection Tech Co. Ltd. Class A	128,500	439
China Fangda Group Co. Ltd. Class B	543,700	438
* Kingenta Ecological Engineering Group Co. Ltd. Class A	131,000	436
* KPC Pharmaceuticals Inc. Class A	81,300	433
* Hubei Chutian Expressway Co. Ltd. Class A	551,000	433
* Jiangsu Protruly Vision Technology Group Co. Ltd. Class A	173,500	431
* Suzhou Good-Ark Electronics Co. Ltd. Class A	331,500	428
* Zhongshan Public Utilities Group Co. Ltd. Class A	192,200	427
* Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	272,900	426
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	495,000	424
* Dalian Zeus Entertainment Group Co. Ltd. Class A	27,300	420
* INESA Electron Co. Ltd. Class B	596,900	419
* Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	62,900	415

9

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Goldleaf Jewelry Co. Ltd. Class A	126,500	414
*	Sinoma Science & Technology Co. Ltd. Class A	136,200	411
*	Hefei Meiling Co. Ltd. Class A	395,400	405
*	China Quanjude Group Co. Ltd. Class A	128,100	404
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	312,100	404
*	Beijing Sifang Automation Co. Ltd. Class A	164,600	404
*	Coolpad Group Ltd.	2,320,000	404
*	Hubei Mailyard Share Co. Ltd. Class A	138,800	402
*	Wanxiang Qianchao Co. Ltd. Class A	112,600	399
*	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	209,000	395
*	Gemdale Corp. Class A	217,400	392
*	Canny Elevator Co. Ltd. Class A	142,400	391
	Guorui Properties Ltd.	814,000	388
	China High-Speed Railway Technology Co. Ltd. Class A	186,300	385
*	Yonghui Superstores Co. Ltd. Class A	221,600	384
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	149,600	384
*	Befar Group Co. Ltd. Class A	321,000	383
*	Harbin Air Conditioning Co. Ltd. Class A	221,800	380
	Sunny Optical Technology Group Co. Ltd.	163,000	379
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	98,300	378
*	Hubei Fuxing Science And Technology Co. Ltd. Class A	189,400	377
*	Jiangxi Changyun Co. Ltd. Class A	173,500	374
	CT Environmental Group Ltd.	1,056,000	374
*	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	104,600	373
*	Beijing Shougang Co. Ltd. Class A	647,500	373
*	Beibuwan Port Co. Ltd. Class A	97,250	372
*	Westone Information Industry Inc. Class A	39,700	371
*	Jiangzhong Pharmaceutical Co. Ltd. Class A	60,300	369
*	Yabao Pharmaceutical Group Co. Ltd. Class A	166,900	369
*	Wintime Energy Co. Ltd. Class A	469,900	367
*	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	84,000	365
	China Water Affairs Group Ltd.	690,000	364
*,^	Yestar International Holdings Co. Ltd.	910,000	364
	China All Access Holdings Ltd.	1,054,000	363
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	330,600	362
*,^	China Chengtong Development Group Ltd.	3,176,000	362
	Wuxi Little Swan Co. Ltd. Class B	162,939	361
*	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	100,000	361
*	Beijing Yanjing Brewery Co. Ltd. Class A	256,700	360
*	Wuxi Little Swan Co. Ltd. Class A	107,000	357
*	Sunflower Pharmaceutical Group Co. Ltd. Class A	46,900	357
*	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	86,300	356
*	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	36,499	355
*	Zhejiang Supor Cookware Co. Ltd. Class A	86,400	354
*	Beijing GeoEnviron Engineering & Technology Inc. Class A	30,100	354
*	Xinjiang Yilite Industry Co. Ltd. Class A	190,300	354
*	Hualan Biological Engineering Inc. Class A	54,800	353
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	306,800	353
*	Baoshan Iron & Steel Co. Ltd. Class A	391,800	352
*	Harbin Pharmaceutical Group Co. Ltd. Class A	188,800	351
*	Shanghai Construction Group Co. Ltd. Class A	271,000	350
*	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	106,412	350
	China SCE Property Holdings Ltd.	1,583,000	347
*	Xinxing Ductile Iron Pipes Co. Ltd. Class A	287,200	345
*	Fiberhome Telecommunication Technologies Co. Ltd. Class A	86,900	344
*	Guangzhou Haige Communications Group Inc. Co. Class A	133,400	343
*	Shandong Denghai Seeds Co. Ltd. Class A	136,500	341
*	Changchun High & New Technology Industries Inc. Class A	17,100	338
*	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	84,300	337
*	Dr Peng Telecom & Media Group Co. Ltd. Class A	82,000	334
	Yotrio Group Co. Ltd. Class A	285,100	334
*	Hebei Chengde Lolo Co. Class A	148,100	334
*	Shenzhen Infinova Ltd. Class A	182,400	334
*	Zhejiang Semir Garment Co. Ltd. Class A	172,400	334

10

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* CCS Supply Chain Management Co. Ltd. Class A	93,800	333
* Orient Securities Co. Ltd. Class A	100,000	328
Shanghai Diesel Engine Co. Ltd. Class B	427,800	327
* Beijing Utour International Travel Service Co. Ltd. Class A	46,400	325
* TOP Energy Co. Ltd-A Class A	280,400	324
Apeloa Pharmaceutical Co. Ltd. Class A	259,900	323
* DHC Software Co. Ltd. Class A	91,700	322
* Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	147,400	321
* Shanghai Potevio Co. Ltd. Class A	37,900	319
* Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	337,000	318
* Sichuan Shuangma Cement Co. Ltd. Class A	295,400	318
* Hundsun Technologies Inc. Class A	31,000	318
* Lianhe Chemical Technology Co. Ltd. Class A	108,500	316
* Renhe Pharmacy Co. Ltd. Class A	189,400	314
* Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	38,800	313
* China Aviation Optical-Electrical Technology Co. Ltd. Class A	49,900	313
* China National Medicines Corp. Ltd. Class A	58,700	313
* Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	77,374	312
* Beijing Shiji Information Technology Co. Ltd. Class A	17,200	312
Logan Property Holdings Co. Ltd.	740,000	311
* Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	86,800	309
* Hubei Xingfa Chemicals Group Co. Ltd. Class A	154,300	308
* Sundiro Holding Co. Ltd. Class A	289,100	308
* GRG Banking Equipment Co. Ltd. Class A	69,200	305
Shanxi Guoxin Energy Corp. Ltd. Class A	114,400	304
* Guizhou Yibai Pharmaceutical Co. Ltd. Class A	94,600	304
* Jinling Pharmaceutical Co. Ltd. Class A	111,635	303
* Guangdong Haid Group Co. Ltd. Class A	137,600	302
* Luxshare Precision Industry Co. Ltd. Class A	59,423	302
* Guangxi Guiguan Electric Power Co. Ltd. Class A	245,500	301
* Shenzhen MTC Co. Ltd. Class A	148,300	301
* Oriental Energy Co. Ltd. Class A	68,300	300
* Guangdong Xinhui Meida Nylon Co. Ltd. Class A	130,300	299
* Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	393,300	299
Phoenix Healthcare Group Co. Ltd.	196,500	298
* Sunshine City Group Co. Ltd. Class A	276,300	297
* Anhui Jiangnan Chemical Industry Co. Ltd. Class A	230,200	296
* Avic Capital Co. Ltd. Class A	111,200	295
* C&S Paper Co. Ltd. Class A	156,000	294
* CPT Technology Group Co. Ltd. Class A	141,746	293
* Guoxuan High-Tech Co. Ltd.	54,500	292
Shanghai Highly Group Co. Ltd. Class B	409,700	291
* Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	120,500	290
* COFCO Property Group Co. Ltd. Class A	126,400	290
* Zhejiang Hangmin Co. Ltd. Class A	145,100	290
Eastern Communications Co. Ltd. Class B	394,000	289
* Wuhan Department Store Group Co. Ltd. Class A	99,300	289
Texhong Textile Group Ltd.	389,500	288
* Lifetech Scientific Corp.	1,500,000	286
* Huabei Expressway Co. Ltd. Class A	316,600	285
* Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	173,900	284
* Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	102,800	284
* Shanghai Tunnel Engineering Co. Ltd. Class A	149,100	283
* Markor International Home Furnishings Co. Ltd. Class A	115,500	281
* Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	119,700	280
* Shenzhen Huaqiang Industry Co. Ltd. Class A	39,100	279
* Beijing BDStar Navigation Co. Ltd. Class A	35,700	278
* Orient Group Inc. Class A	215,500	278
* Dongguan Souyute Fashion Co. Ltd. Class A	135,495	276
* Sansteel Minguang Co. Ltd. Fujian Class A	281,000	275
* Shandong Wohua Pharmaceutical Co. Ltd. Class A	72,900	274
* Addsino Co. Ltd. Class A	82,000	274
* Yonggao Co. Ltd. Class A	192,400	273
* TCL Corp. Class A	432,500	273

11

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	193,300	272
* Jiangxi Ganyue Expressway Co. Ltd. Class A	316,900	272
* Fujian Expressway Development Co. Ltd. Class A	434,900	271
Jiangsu Akcome Science & Technology Co. Ltd. Class A	139,900	271
* Shenzhen Desay Battery Technology Co. Class A	37,300	271
* Konka Group Co. Ltd. Class A	256,300	271
* Guangdong Rongtai Industry Co. Ltd. Class A	200,100	268
* Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	96,200	267
* Ningbo Shanshan Co. Ltd. Class A	58,700	267
* Zhejiang Weixing New Building Materials Co. Ltd. Class A	100,300	267
* Anyang Iron & Steel Inc. Class A	554,300	266
* Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A	249,200	265
* Dongxu Optoelectronic Technology Co. Ltd. Class A	193,100	264
* Henan Mingtai Al Industrial Co. Ltd. Class A	130,600	264
* Huayu Automotive Systems Co. Ltd. Class A	107,300	263
* Shaan Xi Provincial Natural Gas Co. Ltd. Class A	127,700	263
* Jiuzhitang Co. Ltd. Class A	63,100	262
* Rizhao Port Co. Ltd. Class A	219,300	260
* Zhengzhou Coal Industry & Electric Power Co. Ltd. Class A	295,800	260
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	60,200	260
* Shanghai Pudong Development Bank Co. Ltd. Class A	100,000	259
* Jiangsu King's Luck Brewery JSC Ltd. Class A	55,700	257
* Inner Mongolia Yili Energy Co. Ltd. Class A	163,300	257
Changchai Co. Ltd. Class B	394,842	257
* Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	40,400	257
* Visual China Group Co. Ltd. Class A	57,500	257
* Hengtong Optic-electric Co. Ltd. Class A	137,200	256
* Jiangsu Changqing Agrochemical Co. Ltd. Class A	104,000	255
* China Shipping Haisheng Co. Ltd. Class A	107,246	255
* Hunan Valin Steel Co. Ltd. Class A	534,000	253
* 263 Network Communications Co. Ltd. Class A	111,700	252
* China Tianying Inc. Class A	107,900	251
* Lanpec Technologies Ltd. Class A	129,100	250
* Guirenniao Co. Ltd. Class A	50,874	249
* Shanghai Shimao Co. Ltd. Class A	137,900	248
* Beijing Shouhang Resources Saving Co. Ltd. Class A	58,600	247
* Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	105,300	247
* Shenzhen Airport Co. Class A	196,500	247
* Qinghai Huzhu Barley Wine Co. Ltd. Class A	72,300	246
* Shenzhen Agricultural Products Co. Ltd. Class A	105,000	246
* Hangzhou Sunyard System Engineering Co. Ltd. Class A	24,600	245
* Hangzhou Zhongheng Electric Co. Ltd. Class A	55,043	245
Nantong Fujitsu Microelectronics Co. Ltd. Class A	103,400	245
* Zhejiang Wanliyang Transmission Co. Ltd. Class A	89,600	244
* Chongqing Fuling Zhacai Group Co. Ltd. Class A	81,500	243
* Beijing Capital Development Co. Ltd. Class A	129,700	243
* East China Engineering Science and Technology Co. Ltd. Class A	81,200	243
* Hengbao Co. Ltd. Class A	77,100	243
* Ningbo Marine Co. Ltd. Class A	229,200	242
* Anhui Golden Seed Winery Co. Ltd. Class A	169,100	241
* Jointo Energy Investment Co. Ltd. Hebei Class A	152,600	241
* Jiangsu Sihuan Bioengineering Co. Ltd. Class A	246,500	240
* RiseSun Real Estate Development Co. Ltd. Class A	182,000	240
* Ningbo Sanxing Electric Co. Ltd. Class A	102,600	240
* Shenzhen Tagen Group Co. Ltd. Class A	84,000	240
* Tatwah Smartech Co. Ltd. Class A	90,300	239
* First Tractor Co. Ltd. Class A	118,600	238
* Henan Huanghe Whirlwind Co. Ltd. Class A	74,100	238
* Jiangsu Hongdou Industrial Co. Ltd. Class A	81,800	237
* Changchun Eurasia Group Co. Ltd. Class A	57,000	237
* Apex Technology Co. Ltd. Class A	32,700	237
* Jilin Sino-Microelectronics Co. Ltd. Class A	189,700	236
TBEA Co. Ltd. Class A	125,900	236
* Anhui Conch Cement Co. Ltd. Class A	83,700	235

12

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	China Meheco Co. Ltd. Class A	87,600	235
	Dalian Refrigeration Co. Ltd. Class B	217,500	233
*	Henan Zhongyuan Expressway Co. Ltd. Class A	257,700	233
*	Jinke Properties Group Co. Ltd. Class A	284,600	232
*	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	84,700	232
*	Shanghai SMI Holding Co. Ltd. Class A	103,200	232
*	Beijing Jingneng Power Co. Ltd. Class A	252,800	232
*	Chengdu Huaze Cobalt & Nickel Material Co. Ltd. Class A	84,700	231
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	93,000	230
*	Guangxi Wuzhou Communications Co. Ltd. Class A	204,200	230
*	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	50,849	230
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	232,000	230
*	CITIC Heavy Industries Co. Ltd. Class A	189,400	230
*	Xinhu Zhongbao Co. Ltd. Class A	263,700	230
*	Wuxi Huaguang Boiler Co. Ltd. Class A	93,600	229
*	Shenyang Jinbei Automotive Co. Ltd. Class A	284,700	229
*	Tsinghua Unisplendour Co. Ltd. Class A	15,700	229
*	Talkweb Information System Co. Ltd. Class A	37,600	229
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	186,300	228
*	Cinda Real Estate Co. Ltd. Class A	225,100	228
*	Shenzhen Fenda Technology Co. Ltd. Class A	46,300	228
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	73,500	228
*	China Electronics Corp. Holdings Co. Ltd.	672,000	227
*	Zhejiang Aokang Shoes Co. Ltd. Class A	50,300	227
*	AVIC Helicopter Co. Ltd. Class A	28,700	226
*	China Jushi Co. Ltd. Class A	61,100	226
*	Jiangsu Zhongtian Technology Co. Ltd. Class A	71,200	225
*	Inspur Electronic Information Industry Co. Ltd. Class A	47,600	225
*	Shanghai Zhongji Investment Holding Co. Ltd. Class A	64,300	225
*	SDIC Essence Holdings Co. Ltd. Class A	79,100	225
	Far East Smarter Energy Co. Ltd. Class A	152,200	224
*	Humanwell Healthcare Group Co. Ltd. Class A	71,300	223
*,2	Cogobuy Group	228,000	222
*	Zhejiang Transfar Co. Ltd. Class A	64,300	221
*	Hi Sun Technology China Ltd.	1,143,000	221
	Yibin Tianyuan Group Co. Ltd. Class A	213,700	220
*	Tianshui Huatian Technology Co. Ltd. Class A	85,700	220
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A	82,600	220
	Fujian Zhangzhou Development Co. Ltd. Class A	237,300	219
*	Guangzhou Echom Science & Technology Co. Ltd. Class A	154,400	219
*	Angel Yeast Co. Ltd. Class A	47,800	219
	TangShan Port Group Co. Ltd. Class A	167,200	218
*	Chenzhou City Jingui Silver Industry Co. Ltd. Class A	139,800	218
*	Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	87,300	218
*	Glarun Technology Co. Ltd. Class A	25,700	217
*,2	Ozner Water International Holding Ltd.	1,171,000	216
*	Tibet Rhodiola Pharmaceutical Holding Co. Class A	33,600	216
*	Tongding Interconnection Information Co. Ltd. Class A	84,300	215
*	Shanghai ShenTong Metro Co. Ltd. Class A	72,500	214
*	Yangguang Co. Ltd. Class A	265,700	214
*	Jilin Power Share Co. Ltd. Class A	139,500	213
*	Shijiazhuang Dongfang Energy Co. Ltd. Class A	50,400	213
*	Chongqing Water Group Co. Ltd. Class A	131,800	213
*	Xizang Haisco Pharmaceutical Group Co. Ltd. Class A	61,700	212
*	Shandong Hi-speed Co. Ltd. Class A	204,700	212
*	Shanghai Dingli Technology Development Group Co. Ltd. Class A	141,200	212
*	Sinolink Worldwide Holdings Ltd.	1,924,000	212
*	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	52,300	211
*	Huaxun Fangzhou Co. Ltd.	77,300	211
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	46,800	211
*	Zhejiang Longsheng Group Co. Ltd. Class A	128,000	211
*	Accelink Technologies Co. Ltd. Class A	29,300	210
*	Shenzhen Clou Electronics Co. Ltd. Class A	49,100	210
	Jiangsu Lianfa Textile Co. Ltd. Class A	99,500	210

13

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Huafu Top Dyed Melange Yarn Co. Ltd. Class A	131,100	209
* Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	175,100	209
* Shenzhen Chiwan Wharf Holdings Ltd. Class A	65,700	208
* Henan Senyuan Electric Co. Ltd. Class A	80,000	208
* Offshore Oil Engineering Co. Ltd. Class A	131,000	206
* Zhejiang NetSun Co. Ltd. Class A	17,800	206
* Hytera Communications Corp. Ltd. Class A	121,300	205
* Neusoft Corp. Class A	71,800	204
* Digital China Information Service Co. Ltd. Class A	40,102	203
* Zhejiang Baoxiniao Garment Co. Ltd. Class A	158,800	203
* PetroChina Jinhong Energy Investment Co. Ltd. Class A	60,800	203
* Beijing Gehua CATV Network Co. Ltd. Class A	53,000	201
* China Zhonghua Geotechnical Engineering Co. Ltd. Class A	106,300	201
* Jointown Pharmaceutical Group Co. Ltd. Class A	64,400	201
* Xiamen International Airport Co. Ltd. Class A	60,500	201
* Suning Universal Co. Ltd. Class A	127,100	201
* Chongqing Gangjiu Co. Ltd. Class A	77,400	200
* Beijing SL Pharmaceutical Co. Ltd. Class A	42,800	199
* Pubang Landscape Architecture Co. Ltd. Class A	144,300	199
* Chengdu Santai Holding Group Co. Ltd. Class A	46,200	199
* Luolai Home Textile Co. Ltd. Class A	69,700	199
* Puyang Refractories Group Co. Ltd. Class A	168,300	198
* Sichuan Kelun Pharmaceutical Co. Ltd. Class A	76,200	198
Landing International Development Ltd.	6,560,000	197
* Shenzhen Topraysolar Co. Ltd. Class A	127,700	196
Fujian Funeng Co. Ltd. Class A	79,652	196
Xinhua Winshare Publishing and Media Co. Ltd.	233,000	196
* Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	69,600	196
* Grinm Advanced Materials Co. Ltd. Class A	92,600	195
* Shimge Pump Industry Group Co. Ltd. Class A	94,700	195
* Guangzhou Hengyun Enterprises Holdings Ltd. Class A	132,000	195
* Nanjing Pharmaceutical Co. Ltd. Class A	130,000	194
* Wuhan Guide Infrared Co. Ltd. Class A	47,242	194
* Jinshan Development & Construction Co. Ltd. Class B	226,400	193
* Sichuan Haite High-tech Co. Ltd. Class A	64,800	193
Yifan Xinfu Pharmaceutical Co. Ltd. Class A	42,338	192
* Xiamen Faratronic Co. Ltd. Class A	39,900	192
* Cachet Pharmaceutical Co. Ltd. Class A	29,000	191
* Jiangsu Sunrain Solar Energy Co. Ltd. Class A	117,700	190
* Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A	27,400	190
* China CITIC Bank Corp. Ltd. Class A	187,400	190
* Nanjing Gaoke Co. Ltd. Class A	64,600	190
* Guangdong Goworld Co. Ltd. Class A	118,000	189
* Poly Real Estate Group Co. Ltd. Class A	137,200	189
* Shenzhen Neptunus Bioengineering Co. Ltd. Class A	66,700	188
* Huagong Tech Co. Ltd. Class A	66,800	188
* Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	87,100	187
* Emei Shan Tourism Co. Class A	109,300	187
* Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	171,500	186
* Kunming Yunnei Power Co. Ltd. Class A	150,500	186
* Shanghai Jielong Industry Group Corp. Ltd. Class A	36,400	186
* Guosen Securities Co. Ltd. Class A	71,000	185
* Zhejiang Hailide New Material Co. Ltd. Class A	85,700	185
* Zhejiang Medicine Co. Ltd. Class A	113,500	185
* Sinolink Securities Co. Ltd. Class A	78,100	184
* Dongguan Development Holdings Co. Ltd. Class A	102,100	184
* Guodian Changyuan Electric Power Co. Ltd. Class A	86,800	182
* Beyondsoft Corp. Class A	25,600	182
* Shenzhen Centralcon Investment Holding Co. Ltd. Class A	66,700	181
* Shenzhen Energy Group Co. Ltd. Class A	108,400	181
* Fiyta Holdings Ltd. Class A	83,600	180
* Zhejiang Juhua Co. Ltd. Class A	84,800	180
* Henan Dayou Energy Co. Ltd. Class A	205,800	180
* Ping An Bank Co. Ltd. Class A	100,000	180

14

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Shandong Huatai Paper Co. Ltd. Class A	215,600	180
* Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	22,400	178
V1 Group Ltd.	2,358,000	178
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	112,600	177
* Thaihot Group Co. Ltd. Class A	47,800	177
* Daheng New Epoch Technology Inc. Class A	53,300	177
* Han's Laser Technology Industry Group Co. Ltd. Class A	44,200	176
* Northern United Publishing & Media Group Co. Ltd. Class A	103,600	176
* Lawton Development Co. Ltd. Class A	129,400	176
* Sichuan EM Technology Co. Ltd. Class A	132,000	176
* Long Yuan Construction Group Co. Ltd. Class A	108,400	175
* China XD Electric Co. Ltd. Class A	164,200	175
* Suzhou Anjie Technology Co. Ltd. Class A	44,100	175
* Beijing WKW Automotive Parts Co. Ltd. Class A	91,600	174
Hunan Corun New Energy Co. Ltd. Class A	59,500	173
* Beijing Jingyuntong Technology Co. Ltd. Class A	137,500	173
* China Television Media Ltd. Class A	45,400	173
* Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	98,200	173
* Dongfang Electronics Co. Ltd. Class A	166,700	172
* Shijiazhuang Changshan Textile Co. Ltd. Class A	65,000	171
* Zhuzhou Times New Material Technology Co. Ltd. Class A	56,600	171
* Mayinglong Pharmaceutical Group Co. Ltd. Class A	51,700	171
* Eternal Asia Supply Chain Management Ltd. Class A	24,100	171
* Zhejiang NHU Co. Ltd. Class A	70,900	171
* Chongqing Iron & Steel Co. Ltd. Class A	332,000	170
* Central China Land Media Co. Ltd. Class A	52,200	170
* Huayi Compressor Co. Ltd. Class A	127,100	169
* Shanghai Guangdian Electric Group Co. Ltd. Class A	160,300	169
* Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	142,200	168
* Zhangzidao Group Co. Ltd. Class A	88,400	168
* Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	75,700	168
* NavInfo Co. Ltd. Class A	31,100	167
* Beijing Jingxi Tourism Development Co. Ltd. Class A	40,100	167
* Sinosteel Engineering & Technology Co. Ltd. Class A	61,900	167
Shanghai Bairun Flavor & Fragrance Co. Ltd. Class A	25,600	167
* Chongqing Brewery Co. Class A	65,900	165
* Hunan Gold Corp. Ltd. Class A	123,600	165
* Muyuan Foodstuff Co. Ltd. Class A	20,900	165
* Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	35,700	165
* Xian International Medical Investment Co. Ltd. Class A	52,800	165
* Blue Star New Chemical Material Co. Ltd. Class A	57,200	165
Southwest Securities Co. Ltd. Class A	122,500	165
* Guangdong Highsun Group Co. Ltd. Class A	152,600	164
* Xiwang Foodstuffs Co. Ltd. Class A	76,300	164
* Shenzhen Wongtee International Enterprise Co. Ltd. Class B	116,500	164
* Jangho Group Co. Ltd. Class A	90,400	163
* Ningxia Orient Tantalum Industry Co. Ltd. Class A	83,200	160
* Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A	69,600	160
* Zhejiang Jingxing Paper JSC Ltd. Class A	90,100	160
* Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	118,300	160
* Shenzhen Gas Corp. Ltd. Class A	107,600	159
* Tsinghua Tongfang Co. Ltd. Class A	59,000	159
* Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	98,000	159
Xiamen International Port Co. Ltd.	624,000	158
* North China Pharmaceutical Co. Ltd. Class A	138,400	158
* China Railway Construction Corp. Ltd. Class A	64,600	156
* Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	36,400	156
* Sichuan Hebang Biotechnology Co. Ltd. Class A	163,900	156
Vinda International Holdings Ltd.	79,000	155
* Shenwan Hongyuan Group Co. Ltd. Class A	100,000	154
* China Dynamics Holdings Ltd.	2,230,000	154
* Jiangsu Youli Investment Holding Co. Ltd. Class A	67,800	154
* Royal Group Co. Ltd. Class A	51,000	154
* Anhui Heli Co. Ltd-A Class A	77,100	154

15

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Tianrun Crankshaft Co. Ltd. Class A	53,100	153
*	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	80,900	152
*	Sieyuan Electric Co. Ltd. Class A	66,600	152
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	78,500	152
*	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	100,400	151
*	Qingdao Citymedia Co. Ltd. Class A	60,000	151
*	Hongbaoli Group Corp. Ltd. Class A	134,900	150
*	Chengdu Xingrong Environment Co. Ltd. Class A	119,600	149
*,2	Kangda International Environmental Co. Ltd.	500,000	148
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	76,500	148
*	Shenzhen World Union Properties Consultancy Inc. Class A	54,600	148
*	Beijing Haohua Energy Resource Co. Ltd. Class A	135,300	148
*	Zhuhai Port Co. Ltd. Class A	117,400	147
*	Nanjing Redsun Co. Ltd. Class A	60,600	147
*	Lier Chemical Co. Ltd. Class A	40,400	147
*	Wanhua Chemical Group Co. Ltd. Class A	50,100	147
*	SGIS Songshan Co. Ltd. Class A	171,200	147
*	Beijing Capital Co. Ltd. Class A	84,800	146
*	Beijing Vantone Real Estate Co. Ltd. Class A	180,400	146
*	China World Trade Center Co. Ltd. Class A	61,500	146
*	Shenzhen Guangju Energy Co. Ltd. Class A	57,400	145
*	Titan Wind Energy Suzhou Co. Ltd. Class A	70,500	145
*	EGing Photovoltaic Technology Co. Ltd. Class A	72,500	145
*	Chongqing Changan Automobile Co. Ltd. Class A	59,300	144
*	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	70,800	144
*	Tianjin Hi-Tech Development Co. Ltd. Class A	143,200	143
*	China CYTS Tours Holding Co. Ltd. Class A	45,300	143
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	122,100	143
*	Beijing Homyear Capital Holdings Co. Ltd. Class A	63,200	143
*	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	59,800	142
*	Joeone Co. Ltd. Class A	51,700	142
*	Renrenle Commercial Group Co. Ltd. Class A	69,800	142
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	73,600	142
	Changshouhua Food Co. Ltd.	236,000	142
	Harbin Boshi Automation Co. Ltd. Class A	31,500	141
*	Guoguang Electric Co. Ltd. Class A	71,300	140
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	35,100	140
*	Zhefu Holding Group Co. Ltd. Class A	100,400	140
	Jiangsu Linyang Electronics Co. Ltd. Class A	26,900	140
*	Grandblue Environment Co. Ltd. Class A	64,600	140
	China Merchants Securities Co. Ltd. Class A	46,200	140
*	GITI Tire Corp. Class A	53,900	139
*	Invengo Information Technology Co. Ltd. Class A	56,200	139
*	Chongqing Zongshen Power Machinery Co. Ltd. Class A	56,500	139
*	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	34,600	139
*	Zhejiang Crystal-Optech Co. Ltd. Class A	37,300	138
*	Dare Technology Co. Ltd. Class A	54,000	138
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	50,400	138
*	Eastcompeace Technology Co. Ltd. Class A	55,800	138
*	Shandong Homey Aquatic Development Co. Ltd. Class A	128,600	138
*	Shanghai East China Computer Co. Ltd. Class A	16,900	137
*	China National Software & Service Co. Ltd. Class A	24,100	137
*	GoerTek Inc. Class A	33,700	137
*	Shenzhen Glory Medical Co. Ltd. Class A	32,100	136
*	Shenzhen Grandland Decoration Group Co. Ltd. Class A	44,100	135
*	Guizhou Space Appliance Co. Ltd. Class A	31,200	134
*,2	Hua Hong Semiconductor Ltd.	133,000	134
*	TDG Holdings Co. Ltd. Class A	67,500	134
*	Liuzhou Liangmianzhen Co. Ltd. Class A	112,200	133
*	Changzhou Qianhong Biopharma Co. Ltd. Class A	50,000	133
*	Ningbo Yunsheng Group Co. Ltd. Class A	45,400	133
*	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	49,600	131
*	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	143,100	131
*	Chengdu Huasun Group Inc. Ltd. Class A	70,000	131

16

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Zhejiang Yongtai Technology Co. Ltd. Class A	47,500	130
*	Sichuan Xichang Electric Power Co. Ltd. Class A	81,400	130
*	Xiamen Xiangyu Co. Ltd. Class A	67,300	130
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	50,600	129
*	Fujian Yanjing Huiquan Brewery Co. Ltd. Class A	58,800	129
*	Changchun Gas Co. Ltd. Class A	108,900	128
*	Guangdong Ellington Electronics Technology Co. Ltd. Class A	31,900	128
*	Hebei Iron & Steel Co. Ltd. Class A	249,400	128
*	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	55,500	128
*	CPI Yuanda Environmental-Protection Group Co. Ltd. Class A	40,600	128
*	Sinotrans Air Transportation Development Co. Ltd. Class A	30,600	128
*	CNHTC Jinan Truck Co. Ltd. Class A	53,900	127
*	Xiamen Kingdomway Group Co. Class A	55,700	127
*	Jiangsu Yangnong Chemical Co. Ltd. Class A	30,100	127
*	Hunan Mendale Hometextile Co. Ltd. Class A	85,100	127
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	45,000	127
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	47,100	127
*	Shanghai Pret Composites Co. Ltd. Class A	33,100	126
*	Colour Life Services Group Co. Ltd.	147,000	126
	Qingling Motors Co. Ltd.	392,000	126
*	Anhui Jianghuai Automobile Co. Ltd. Class A	49,401	126
	China Lesso Group Holdings Ltd.	154,000	125
*	Guangdong Vanward New Electric Co. Ltd. Class A	50,800	125
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	98,300	125
*	Zhejiang Yankon Group Co. Ltd. Class A	100,600	125
*	China Huiyuan Juice Group Ltd.	277,000	124
*	Ningbo Bird Co. Ltd. Class A	105,100	124
*	Fujian Sunner Development Co. Ltd. Class A	45,092	124
*	Ningbo Joyson Electronic Corp. Class A	23,700	124
*	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	135,700	124
*	Zhongyuan Environment-Protection Co. Ltd. Class A	46,500	124
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	78,100	123
*,^	Enerchina Holdings Ltd.	2,025,000	123
*	Zhejiang Jingu Co. Ltd. Class A	35,400	123
*	Glodon Software Co. Ltd. Class A	47,400	123
*	Orient International Enterprise Ltd. Class A	41,000	122
*	NARI Technology Co. Ltd. Class A	45,300	122
*	Chengdu Leejun Industrial Co. Ltd. Class A	61,400	122
*	Changshu Fengfan Power Equipment Co. Ltd. Class A	94,600	122
*	Xi'An Shaangu Power Co. Ltd. Class A	88,600	121
*	Shanghai Lansheng Corp. Class A	27,000	121
*	Guangzhou KingTeller Technology Co. Ltd. Class A	71,700	121
*	Macrolink Real Estate Co. Ltd. Class A	69,200	121
*	Datang Telecom Technology Co. Ltd. Class A	37,400	120
*	Financial Street Holdings Co. Ltd. Class A	79,900	120
*	Qingdao Haier Co. Ltd. Class A	75,300	118
*	Shenzhen Heungkong Holding Co. Ltd. Class A	94,200	118
*	Zhongbai Holdings Group Co. Ltd. Class A	94,000	117
*	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	32,200	117
*	Huayuan Property Co. Ltd. Class A	93,000	117
*	Metro Land Corp. Ltd. Class A	76,800	117
*	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	48,200	116
*	Shandong Humon Smelting Co. Ltd. Class A	76,200	116
*	Ningbo Boway Alloy Material Co. Ltd. Class A	36,100	115
*	Qiming Information Technology Co. Ltd. Class A	45,400	114
*	Kingfa Sci & Tech Co. Ltd. Class A	89,400	114
*	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	62,600	114
*,^	China Public Procurement Ltd.	6,320,000	113
*	Foshan Saturday Shoes Co. Ltd. Class A	53,800	113
*	China Wuyi Co. Ltd. Class A	29,100	113
*	Jiangsu Huifeng Agrochemical Co. Ltd. Class A	30,505	113
*	Zhejiang Nanyang Technology Co. Ltd. Class A	35,200	113
*	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	23,400	112
*	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	40,900	112

17

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Launch Tech Co. Ltd.	73,500	111
* Jishi Media Co. Ltd. Class A	114,700	110
* United Electronics Co. Ltd. Class A	15,400	110
* Bright Oceans Inter-Telecom Corp. Class A	40,600	110
* New Huadu Supercenter Co. Ltd. Class A	101,000	109
* Huafa Industrial Co. Ltd. Zhuhai Class A	43,900	109
* MeiHua Holdings Group Co. Ltd. Class A	95,500	108
* Zhejiang Huamei Holding Co. Ltd. Class A	65,300	108
Qingdao Hanhe Cable Co. Ltd. Class A	105,800	108
* Sichuan Tuopai Shede Wine Co. Ltd. Class A	43,900	108
* Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	132,000	108
* Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	70,400	108
* Tianjin Benefo Tejing Electric Co. Ltd. Class A	39,300	107
* Insigma Technology Co. Ltd. Class A	49,900	107
* China CAMC Engineering Co. Ltd. Class A	27,600	107
* Shanghai Jiao Yun Co. Ltd. Class A	46,900	106
* Hongrun Construction Group Co. Ltd. Class A	67,200	106
* Tungkong Inc. Class A	19,400	105
* China Gezhouba Group Co. Ltd. Class A	85,300	105
* Rongxin Power Electronic Co. Ltd. Class A	30,700	105
* Sichuan Yahua Industrial Group Co. Ltd. Class A	69,700	105
* Shanghai 2345 Network Holding Group Co. Ltd. Class A	19,500	104
* Leaguer Stock Co. Ltd. Class A	38,500	104
* Focus Technology Co. Ltd. Class A	8,300	103
* Nantong Jianghai Capacitor Co. Ltd. Class A	31,200	103
* Qinghai Salt Lake Industry Co. Ltd. Class A	33,100	103
* Henan Splendor Science & Technology Co. Ltd. Class A	39,600	101
* Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd. Class A	28,200	100
* Shanxi Zhangze Electric Power Co. Ltd. Class A	103,400	100
* Anhui Jinhe Industrial Co. Ltd. Class A	52,900	100
* Sichuan Tianyi Science & Technology Co. Ltd. Class A	38,100	100
* Luyang Energy-Saving Materials Co. Ltd.	46,400	100
* Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	30,800	100
* Wuhu Conch Profiles and Science Co. Ltd. Class A	51,500	99
* Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	63,700	99
* Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	43,700	98
* Anhui Xinhua Media Co. Ltd. Class A	20,200	97
* Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	99,700	97
* Wanda Hotel Development Co. Ltd.	638,000	97
* Tianjin Realty Development Group Co. Ltd. Class A	122,100	96
* Tianma Microelectronics Co. Ltd. Class A	32,600	96
* Bright Real Estate Group Co. Ltd. Class A	41,400	95
* Xinzhi Motor Co. Ltd. Class A	21,300	95
* Wanxiang Doneed Co. Ltd. Class A	37,900	95
* Shandong New Beiyang Information Technology Co. Ltd. Class A	40,600	94
* Northeast Pharmaceutical Group Co. Ltd. Class A	68,000	94
* Chengtun Mining Group Co. Ltd. Class A	72,100	94
* Zhejiang Ming Jewelry Co. Ltd. Class A	39,100	93
* Fujian Dongbai Group Co. Ltd. Class A	65,900	93
Xiamen King Long Motor Group Co. Ltd. Class A	28,000	93
* Zhejiang Golden Eagle Co. Ltd. Class A	65,800	92
* HPGC Renmintongtai Pharmaceutical Corp. Class A	46,800	92
* PKU Healthcare Corp. Ltd. Class A	44,100	92
* Qitaihe Baotailong Coal & Coal Chemicals PCL Class A	81,300	92
* Shenzhen Kaifa Technology Co. Ltd. Class A	52,700	92
* Yingkou Port Liability Co. Ltd. Class A	113,300	91
* Zhejiang Sanhua Co. Ltd. Class A	65,400	91
* Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	36,300	91
* Yunnan Copper Co. Ltd. Class A	52,800	91
* Jiangsu Wujiang China Eastern Silk Market Co. Ltd. Class A	106,400	90
* Xiamen Kehua Hengsheng Co. Ltd. Class A	19,600	90
* Zhejiang Yasha Decoration Co. Ltd. Class A	38,700	89
* Kailuan Energy Chemical Co. Ltd. Class A	103,300	89
* Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	29,300	89

18

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*,^	China Precious Metal Resources Holdings Co. Ltd.	1,974,000	88
*	Lifan Industry Group Co. Ltd. Class A	42,500	88
*	Shanghai Belling Co. Ltd. Class A	32,800	88
*	Anhui Xinlong Electrical Co. Ltd. Class A	33,800	87
*	China Automation Group Ltd.	801,000	87
*	Sanquan Food Co. Ltd. Class A	52,700	87
*	Anhui Liuguo Chemical Co. Ltd. Class A	71,200	87
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	100,700	86
*	Hefei Meiya Optoelectronic Technology Inc. Class A	17,400	86
*	Anyuan Coal Industry Group Co. Ltd. Class A	81,800	85
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	41,200	84
*	Baida Group Co. Ltd. Class A	33,400	84
*	North Navigation Control Technology Co. Ltd. Class A	16,300	83
*	Huaxin Cement Co. Ltd. Class A	65,900	83
*	Danhua Chemical Technology Co. Ltd. Class A	58,800	83
*	China Oil HBP Science & Technology Co. Ltd. Class A	47,300	83
*	Bright Dairy & Food Co. Ltd. Class A	30,700	82
*	Chengdu Qian Feng Electronics Co. Ltd-A Class A	14,700	82
	Bloomage BioTechnology Corp. Ltd.	45,000	81
*	Jiangsu Aoyang Technology Corp. Ltd. Class A	51,100	81
*	BeijingHualian Hypermarket Co. Ltd. Class A	70,300	81
*	Hanwang Technology Co. Ltd. Class A	17,000	80
*	Tongwei Co. Ltd. Class A	41,600	80
*	Hunan Huasheng Co. Ltd. Class A	45,400	79
*	Daphne International Holdings Ltd.	442,000	79
*	Shanghai Jiabao Industry & Commerce Group Co. Ltd. Class A	39,600	79
*	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	25,700	79
*	Wasu Media Holding Co. Ltd. Class A	17,100	79
*	Guanghui Energy Co. Ltd. Class A	72,600	79
*	Shindoo Chemical Industry Co. Ltd. Class A	41,100	78
*	Hunan Investment Group Co. Ltd. Class A	57,400	78
*	Nanjing Panda Electronics Co. Ltd. Class A	27,300	78
*	Guilin Tourism Co. Ltd. Class A	47,600	78
*	Shenyang Chemical Industry Class A	66,400	78
*	Nanjing Yunhai Special Metals Co. Ltd. Class A	40,300	77
*	Anhui Yingliu Electromechanical Co. Ltd. Class A	20,400	77
*	Hangzhou First Pv Material Co. Ltd. Class A	12,900	77
*	GEM Co. Ltd. Class A	36,600	77
*	Songz Automobile Air Conditioning Co. Ltd. Class A	30,400	76
*	Huadian Heavy Industries Co. Ltd. Class A	39,600	76
*	Sino-Platinum Metals Co. Ltd. Class A	25,500	76
*	Der Future Science & Technology Holding Group Co. Ltd. Class A	26,000	76
*	Jiangsu Wuzhong Industrial Co. Class A	23,200	75
*	Yunnan Tourism Co. Ltd. Class A	39,800	74
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	33,000	74
*	TONTEC Technology Investment Group Co. Ltd. Class A	24,700	74
*	Better Life Commercial Chain Share Co. Ltd. Class A	25,700	73
	HNA Infrastructure Company Ltd.	64,000	73
*	Aerosun Corp. Class A	18,700	73
*	Guangzhou Development Group Inc. Class A	39,200	73
*	Maoming Petro-Chemical Shihua Co. Ltd. Class A	64,300	73
*	Beijing Capital Retailing Group Co. Ltd. Class A	44,700	73
*	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	12,000	72
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	35,500	72
*	Suzhou Hesheng Special Material Co. Ltd. Class A	16,100	72
*	Anhui Shanying Paper Industry Co. Ltd. Class A	119,500	71
	Concord New Energy Group Ltd.	1,050,000	71
*	Shenzhen Das Intellitech Co. Ltd. Class A	26,200	71
*	Wuxi Taiji Industry Co. Ltd. Class A	62,400	71
*	Citic Offshore Helicopter Co. Ltd. Class A	29,800	71
*	Hunan Nanling Industry Explosive Material Co. Ltd. Class A	22,400	70
	Shandong Sinobioway Biomedicine Co. Ltd.	14,700	70
	TCL Multimedia Technology Holdings Ltd.	154,000	69
*	Yang Quan Coal Industry Group Co. Ltd. Class A	62,800	68

19

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Beijing Centergate Technologies Holding Co. Ltd. Class A	39,000	68
* Xuchang Yuandong Drive Shaft Co. Ltd. Class A	47,900	68
North Electro-Optic Co. Ltd. Class A	15,800	68
China Fiber Optic Network System Group Ltd.	568,000	68
* Yueyang Xingchang Petrochemical Class A	15,100	67
* Beijing Shunxin Agriculture Co. Ltd. Class A	22,900	67
* Xiamen Comfort Science & Technology Group Co. Ltd. Class A	22,700	67
Peak Sport Products Co. Ltd.	220,000	66
* Ningbo Lugong Online Monitoring Technology Co. Ltd. Class A	22,700	66
* Hubei Energy Group Co. Ltd. Class A	66,200	65
* Wuhan Iron & Steel Co. Ltd. Class A	109,200	65
* Shandong Gold Mining Co. Ltd. Class A	22,100	64
* Hangxiao Steel Structure Co. Ltd. Class A	39,100	64
* Hengyi Petrochemical Co. Ltd. Class A	45,800	62
* Shantou Dongfeng Printing Co. Ltd. Class A	28,000	62
Shuangliang Eco-Energy Systems Co. Ltd. Class A	42,600	62
* Guangzhou Pearl River Piano Group Co. Ltd. Class A	22,600	61
* Sichuan Jiuzhou Electric Co. Ltd. Class A	14,100	61
* Sinosoft Technology Group Ltd.	106,000	60
* O-Net Communications Group Ltd.	204,000	60
Huaxin Cement Co. Ltd. Class B	88,900	59
* Changchunjingkai Group Co. Ltd. Class A	40,800	58
* Tianjin Port Co. Ltd. Class A	33,300	58
Shenzhen Sunlord Electronics Co. Ltd. Class A	28,900	57
* Loudong General Nice Resources China Holdings Ltd.	675,000	57
* Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	24,500	57
* Zhejiang Haiyue Co. Ltd. Class A	26,900	56
CPMC Holdings Ltd.	100,000	56
* China TransInfo Technology Co. Ltd. Class A	9,800	56
* Yantai Moon Co. Ltd. Class A	25,800	56
* Suzhou Hailu Heavy Industry Co. Ltd. Class A	34,900	55
Henan Hengxing Science & Technology Co. Ltd. Class A	54,400	55
* Beijing UniStrong Science & Technology Co. Ltd. Class A	9,700	54
* Jiangsu Zhongnan Construction Group Co. Ltd. Class A	25,400	53
* Shandong Polymer Biochemicals Co. Ltd. Class A	38,400	53
* Bros Eastern Co. Ltd. Class A	45,500	53
Guangxi Guidong Electric Power Co. Ltd. Class A	36,100	53
* Zhongli Science and Technology Group Co. Ltd. Class A	18,600	53
* Jiangsu Lianyungang Port Co. Ltd. Class A	43,600	52
* Zhejiang Huafeng Spandex Co. Ltd. Class A	55,000	52
* Shanghai Luxin Packing Materials Science & Technology Co. Ltd. Class A	38,300	52
* Yintai Resources Co. Ltd. Class A	28,400	52
* Guangdong Macro Co. Ltd. Class A	44,900	52
* Shanghai Chinafortune Co. Ltd. Class A	24,300	52
* CITIC Guoan Wine Co. Ltd. Class A	49,200	52
* Luxi Chemical Group Co. Ltd. Class A	48,700	51
* Sichuan Guodong Construction Co. Ltd. Class A	64,900	51
* Tongkun Group Co. Ltd. Class A	27,200	51
* Tibet Tianlu Co. Ltd. Class A	28,900	51
* Zhejiang Shuanghuan Driveline Co. Ltd. Class A	15,300	51
* Fujian Qingshan Paper Industry Co. Ltd. Class A	54,300	50
* Jiangsu Yabang Dyestuff Co. Ltd. Class A	15,300	50
* Global Bio-Chem Technology Group Co. Ltd.	1,278,000	50
* Mingsheng Holdings Co. Ltd. Class A	34,000	50
* Baoji Titanium Industry Co. Ltd. Class A	17,400	49
Fiyta Holdings Ltd. Class B	46,698	49
* Anhui Honglu Steel Construction Group Co. Ltd. Class A	18,100	49
* Beijing Tiantan Biological Products Corp. Ltd. Class A	10,900	49
* Beih-Property Co. Ltd. Class A	40,200	49
* Shanghai Hanbell Precise Machinery Co. Ltd. Class A	16,900	48
* Guangdong Tapai Group Co. Ltd. Class A	29,700	48
China Lilang Ltd.	56,000	48
* Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	21,800	47
Welling Holding Ltd.	282,000	47

20

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* MIE Holdings Corp.	330,000	43
* EverChina International Holdings Co. Ltd.	1,045,000	42
* Neway Valve Suzhou Co. Ltd. Class A	12,800	42
* AUCMA Co. Ltd. Class A	35,400	41
* Shenzhen Yan Tian Port Holding Co. Ltd. Class A	31,300	41
* Sichuan Hejia Co. Class A	15,400	40
* Henan Rebecca Hair Products Co. Ltd. Class A	41,000	40
* Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	40,300	39
* Shanghai Datun Energy Resources Co. Ltd. Class A	24,200	39
* Shandong Jinling Mining Co. Ltd. Class A	29,500	38
Shandong Bohui Paper Industrial Co. Ltd. Class A	64,900	38
* Guangxi Liugong Machinery Co. Ltd. Class A	27,500	37
* Xinjiang Tecon Animal Husbandry Bio-Technology Co. Ltd. Class A	22,700	37
* China Tian Lun Gas Holdings Ltd.	40,500	37
* Wolong Electric Group Co. Ltd. Class A	14,400	36
* Jiangxi Wannianqing Cement Co. Ltd. Class A	31,600	35
* Shaanxi Fenghuo Electronics Co. Ltd. Class A	21,400	35
* Hangzhou Advance Gearbox Group Co. Ltd. Class A	22,200	35
* Zhongxing Shenyang Commercial Building Group Co. Ltd. Class A	19,600	34
* Jiangsu Huaxicun Co. Ltd. Class A	20,800	33
* Beijing Wangfujing Department Store Group Co. Ltd. Class A	8,700	33
* Jiangsu Yulong Steel Pipe Co. Ltd. Class A	22,700	33
* Foshan Nationstar Optoelectronics Co. Ltd. Class A	15,600	32
* Wolong Real Estate Group Co. Ltd. Class A	31,900	32
* Xinjiang Tianfu Energy Co. Ltd. Class A	20,500	31
* Fangda Special Steel Technology Co. Ltd. Class A	31,300	31
* Hangzhou Boiler Group Co. Ltd. Class A	13,000	30
* Gansu Ronghua Industry Group Co. Ltd. Class A	29,900	30
* Hainan Expressway Co. Ltd. Class A	34,800	30
China Suntien Green Energy Corp. Ltd.	166,000	30
* Weichai Heavy Machinery Co. Ltd. Class A	11,900	30
* Chongqing Jianfeng Chemical Co. Ltd. Class A	25,900	29
* Beijing Electronic Zone Investment and Development Co. Ltd. Class A	15,300	28
China Power New Energy Development Co. Ltd.	400,000	28
* Sunvim Group Co. Ltd. Class A	25,200	28
* Xinyu Iron & Steel Co. Ltd. Class A	34,000	27
* Jizhong Energy Resources Co. Ltd. Class A	31,800	26
Hefei Meiling Co. Ltd. Class B	41,500	26
* Hidili Industry International Development Ltd.	499,000	25
* Shanxi Coking Co. Ltd. Class A	26,200	25
* Industrial Bank Co. Ltd. Class A	10,000	24
361 Degrees International Ltd.	67,000	24
* Henan Billions Chemicals Co. Ltd. Class A	5,300	23
* Taiyuan Coal Gasification Co. Ltd. Class A	19,700	22
* Aeolus Tyre Co. Ltd. Class A	7,800	18
* Wuhan Langold Real Estate Co. Ltd. Class A	16,700	15
* Rainbow Department Store Co. Ltd. Class A	7,200	15
* Tande Co. Ltd. Class A	15,800	14
* Hangzhou Hangyang Co. Ltd. Class A	9,300	14
* Mingfa Group International Co. Ltd.	57,000	14
* Chigo Holding Ltd.	704,000	12
* China ITS Holdings Co. Ltd.	35,000	4
		14,821,760
Colombia (0.6%)
Grupo de Inversiones Suramericana SA	4,157,769	52,787
Bancolombia SA ADR	1,436,144	49,719
Cementos Argos SA	7,144,669	23,676
Grupo Argos SA	3,816,227	23,448
Corp Financiera Colombiana SA	1,715,268	22,404
Grupo de Inversiones Suramericana SA Preference Shares	1,674,263	21,013
^ Ecopetrol SA ADR	2,235,058	20,831
Grupo Aval Acciones y Valores Preference Shares	47,266,226	18,926
Ecopetrol SA	39,691,902	18,496
Almacenes Exito SA	3,850,921	17,360

21

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	Isagen SA ESP	13,528,652	14,337
	Bancolombia SA Preference Shares	1,634,187	14,170
	Interconexion Electrica SA ESP	5,815,519	13,932
	Cementos Argos SA Preference Shares	3,559,314	11,193
*	Cemex Latam Holdings SA	2,978,253	10,363
	Grupo Aval Acciones y Valores SA ADR	751,667	6,021
			338,676
Czech Republic (0.2%)
	CEZ AS	2,814,881	56,263
	Komercni banka as	260,774	53,912
	Philip Morris CR AS	749	357
			110,532
Egypt (0.3%)
	Commercial International Bank Egypt SAE	14,633,631	96,221
	Talaat Moustafa Group	18,321,311	15,492
*	Egyptian Financial Group-Hermes Holding Co.	10,061,211	11,277
*	Global Telecom Holding SAE GDR	9,087,511	10,573
*	Orascom Construction Ltd.	1,055,077	10,546
	Egypt Kuwait Holding Co. SAE	14,735,315	8,546
	Juhayna Food Industries	8,124,983	7,902
*	ElSewedy Electric Co.	1,287,151	6,854
	Telecom Egypt Co.	6,161,855	5,285
*	Ezz Steel	3,558,889	4,397
	Sidi Kerir Petrochemicals Co.	2,218,241	3,668
*	Orascom Telecom Media And Technology Holding SAE	4,050,000	419
*	Arab Cotton Ginning	942,092	359
*	Palm Hills Developments SAE	1,189,526	316
*	Porto Holding SAE	4,650,410	266
	Amer Group Holding	3,379,248	227
*	Medinet Nasr Housing	71,291	214
*	Six of October Development & Investment	181,471	205
*	Global Telecom Holding SAE	768,520	179
*	Pioneers Holding for Financial Investments SAE	169,781	175
*	Egyptian Resorts Co.	1,218,664	150
*	Citadel Capital SAE	410,000	95
	Oriental Weavers	42,776	58
*	South Valley Cement	98,416	53
	Heliopolis Co. for Housing and Construction SAE	6,100	33
*	Maridive & Oil Services SAE	74,788	25
*	Abu Dhabi Islamic Bank	9,900	6
			183,541
Hong Kong (0.0%)
*,^	Hybrid Kinetic Group Ltd.	29,686,000	1,409
	Jiangnan Group Ltd.	6,010,000	1,373
*,^	SMI Holdings Group Ltd.	12,580,000	1,096
*,^	Tongda Group Holdings Ltd.	4,610,000	936
*	National Agricultural Holdings Ltd.	1,504,000	751
^	Dawnrays Pharmaceutical Holdings Ltd.	540,000	447
	Capital Environment Holdings Ltd.	5,308,000	273
*	China Water Industry Group Ltd.	1,264,000	259
*,^	China Beidahuang Industry Group Holdings Ltd. Class A	1,096,000	250
	China Soft Power Technology Holdings Ltd.	2,562,000	240
*,^	Leyou Technologies Holdings Ltd.	2,065,000	195
*	China Minsheng Drawin Technology Group Ltd.	600,000	39
			7,268
Hungary (0.3%)
	OTP Bank plc	3,243,616	62,813
	Richter Gedeon Nyrt	2,401,414	40,058
	MOL Hungarian Oil & Gas plc	804,239	36,340
*	Magyar Telekom Telecommunications plc	7,113,381	9,867
			149,078
India (12.7%)
	Infosys Ltd.	31,828,267	552,341

22

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Housing Development Finance Corp. Ltd.	26,492,624	508,135
Reliance Industries Ltd.	26,613,347	385,049
Tata Consultancy Services Ltd.	7,956,226	303,377
Sun Pharmaceutical Industries Ltd.	18,611,990	252,719
ICICI Bank Ltd.	47,504,349	200,482
ITC Ltd.	32,241,881	164,811
Hindustan Unilever Ltd.	12,162,361	148,800
HDFC Bank Ltd.	8,142,063	136,713
Oil & Natural Gas Corp. Ltd.	34,542,244	130,259
HCL Technologies Ltd.	9,025,274	120,281
Bharti Airtel Ltd.	21,632,220	115,262
Lupin Ltd.	3,732,859	109,659
Coal India Ltd.	22,442,785	109,616
Kotak Mahindra Bank Ltd.	10,325,661	108,426
Axis Bank Ltd.	14,279,240	103,529
HDFC Bank Ltd. ADR	1,667,910	101,976
* Tata Motors Ltd.	17,213,108	100,852
Mahindra & Mahindra Ltd.	5,085,486	91,895
State Bank of India	25,241,760	91,186
Larsen & Toubro Ltd.	3,692,626	79,493
NTPC Ltd.	33,485,680	67,876
IndusInd Bank Ltd.	4,833,564	67,261
Hero MotoCorp Ltd.	1,672,276	65,929
Tech Mahindra Ltd.	7,645,553	62,945
Asian Paints Ltd.	4,884,064	61,934
Indian Oil Corp. Ltd.	9,620,891	58,753
Wipro Ltd.	6,576,713	57,825
Aurobindo Pharma Ltd.	4,517,387	57,624
Zee Entertainment Enterprises Ltd.	9,232,540	57,585
Cipla Ltd.	5,453,408	57,482
Eicher Motors Ltd.	203,804	55,202
Bharti Infratel Ltd.	9,249,542	54,968
Maruti Suzuki India Ltd.	797,888	54,192
Adani Ports & Special Economic Zone Ltd.	11,730,489	52,979
Idea Cellular Ltd.	24,674,825	52,694
* United Spirits Ltd.	1,008,194	48,441
UltraTech Cement Ltd.	1,092,325	48,160
Dr Reddy's Laboratories Ltd. ADR	739,492	47,912
Bajaj Auto Ltd.	1,191,901	46,426
^ Wipro Ltd. ADR	3,683,341	45,600
Dr Reddy's Laboratories Ltd.	657,542	42,786
Shriram Transport Finance Co. Ltd.	2,876,024	41,423
Power Grid Corp. of India Ltd.	20,711,051	40,736
Bharat Petroleum Corp. Ltd.	2,999,150	39,902
Bosch Ltd.	126,262	39,443
Godrej Consumer Products Ltd.	1,970,205	37,988
Nestle India Ltd.	389,772	36,779
Dabur India Ltd.	8,910,561	36,702
Glenmark Pharmaceuticals Ltd.	2,285,971	34,562
Ambuja Cements Ltd.	10,203,424	32,240
Vedanta Ltd.	20,347,948	30,819
Bharat Heavy Electricals Ltd.	10,103,866	30,643
UPL Ltd.	4,286,901	30,067
LIC Housing Finance Ltd.	4,066,609	29,752
Siemens Ltd.	1,405,310	28,433
Yes Bank Ltd.	2,427,477	28,069
JSW Steel Ltd.	1,928,984	26,782
* Shree Cement Ltd.	141,160	26,465
* Cadila Healthcare Ltd.	4,035,655	25,691
Britannia Industries Ltd.	515,724	25,456
GAIL India Ltd.	5,173,250	24,361
* Tata Motors Ltd. Class A	6,057,460	24,009
Divi's Laboratories Ltd.	1,353,786	23,838
Marico Ltd.	3,935,689	23,273

23

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Piramal Enterprises Ltd.	1,588,320	22,700
Rural Electrification Corp. Ltd.	5,805,439	22,105
Bajaj Finserv Ltd.	683,672	20,554
Oracle Financial Services Software Ltd.	344,237	20,409
* Reliance Communications Ltd.	17,660,908	20,285
Bharat Forge Ltd.	1,544,643	20,233
Motherson Sumi Systems Ltd.	5,354,188	20,063
Cummins India Ltd.	1,219,735	20,007
Bharat Electronics Ltd.	1,050,363	19,956
Power Finance Corp. Ltd.	5,385,927	19,708
Crompton Greaves Ltd.	7,416,010	19,686
NMDC Ltd.	12,822,271	19,583
Titan Co. Ltd.	3,535,515	18,889
Pidilite Industries Ltd.	2,176,134	18,633
Ashok Leyland Ltd.	12,710,004	18,155
GlaxoSmithKline Pharmaceuticals Ltd.	358,182	18,136
Cairn India Ltd.	7,720,192	18,063
Hindalco Industries Ltd.	13,798,092	17,670
Bank of Baroda	7,131,185	17,383
Tata Power Co. Ltd.	16,531,832	17,364
Hindustan Petroleum Corp. Ltd.	1,462,903	17,169
United Breweries Ltd.	1,186,673	17,005
GlaxoSmithKline Consumer Healthcare Ltd.	184,292	16,947
Mahindra & Mahindra Financial Services Ltd.	4,809,700	16,659
ABB India Ltd.	868,958	16,415
Colgate-Palmolive India Ltd.	1,106,968	16,164
Grasim Industries Ltd.	279,610	15,855
Aditya Birla Nuvo Ltd.	496,967	15,653
ACC Ltd.	736,149	15,511
Tata Steel Ltd.	3,958,024	14,872
Castrol India Ltd.	2,054,315	14,534
Reliance Capital Ltd.	2,237,650	14,405
Reliance Infrastructure Ltd.	2,314,209	13,983
Wockhardt Ltd.	607,005	13,841
Steel Authority of India Ltd.	16,758,009	13,641
Indiabulls Housing Finance Ltd.	1,207,390	13,270
DLF Ltd.	7,354,356	13,034
Oil India Ltd.	2,001,205	12,395
* IDFC Bank Ltd.	10,827,135	12,013
Mphasis Ltd.	1,612,193	11,674
Bajaj Holdings & Investment Ltd.	458,181	11,629
Punjab National Bank	5,619,989	10,991
IDFC Ltd.	10,827,135	9,723
Bajaj Finance Ltd.	117,638	9,378
Hindustan Zinc Ltd.	3,867,337	9,275
JSW Energy Ltd.	6,311,663	8,970
Sun TV Network Ltd.	1,468,839	8,909
Tata Communications Ltd.	1,336,516	8,756
Exide Industries Ltd.	3,698,215	8,424
* Essar Oil Ltd.	2,815,690	8,214
* Reliance Power Ltd.	10,402,661	8,004
* Adani Power Ltd.	16,373,337	7,862
IDBI Bank Ltd.	5,806,899	7,579
* Jindal Steel & Power Ltd.	6,194,001	7,564
Canara Bank	1,732,919	7,309
Torrent Pharmaceuticals Ltd.	304,462	7,158
Torrent Power Ltd.	2,356,490	6,983
Adani Enterprises Ltd.	4,580,686	6,453
NHPC Ltd.	22,668,366	6,287
Emami Ltd.	371,274	6,084
Godrej Industries Ltd.	1,009,156	6,031
* GMR Infrastructure Ltd.	30,086,693	6,009
Union Bank of India	2,030,318	4,840
Great Eastern Shipping Co. Ltd.	777,407	4,484

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Bank of India	2,191,539	4,382
Tata Chemicals Ltd.	660,292	4,120
* Jaiprakash Associates Ltd.	18,964,999	3,899
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	3,098
* Unitech Ltd.	21,892,999	2,539
Oriental Bank of Commerce	1,194,783	2,452
Bayer CropScience Ltd.	42,391	2,262
Mindtree Ltd.	88,192	2,114
Apollo Hospitals Enterprise Ltd.	88,089	1,765
Info Edge India Ltd.	143,898	1,659
Corp Bank	2,410,755	1,605
Page Industries Ltd.	5,992	1,288
Prestige Estates Projects Ltd.	408,564	1,268
Rajesh Exports Ltd.	99,433	977
* Gujarat Pipavav Port Ltd.	338,333	832
eClerx Services Ltd.	23,771	664
Kajaria Ceramics Ltd.	45,650	633
* Blue Dart Express Ltd.	5,176	602
Ajanta Pharma Ltd.	24,246	573
State Bank of India GDR	15,488	560
Alembic Pharmaceuticals Ltd.	53,994	559
Havells India Ltd.	135,054	523
Redington India Ltd.	286,297	519
Max India Ltd.	62,060	502
Gateway Distriparks Ltd.	97,063	496
AIA Engineering Ltd.	32,989	484
PI Industries Ltd.	45,708	466
KPIT Technologies Ltd.	207,911	433
* Indian Hotels Co. Ltd.	284,937	432
Persistent Systems Ltd.	43,380	427
* Sun Pharma Advanced Research Co. Ltd.	68,036	401
Vakrangee Ltd.	195,994	391
Cox & Kings Ltd.	92,521	382
Cyient Ltd.	43,990	361
* Bajaj Corp. Ltd.	55,957	350
* Abbott India Ltd.	3,857	329
Rolta India Ltd.	199,530	300
Jammu & Kashmir Bank Ltd.	227,499	289
Balkrishna Industries Ltd.	23,347	232
Credit Analysis & Research Ltd.	11,238	224
Karur Vysya Bank Ltd.	34,237	221
* Balrampur Chini Mills Ltd.	225,260	209
Repco Home Finance Ltd.	19,104	207
VA Tech Wabag Ltd.	20,750	203
Radico Khaitan Ltd.	122,472	190
Sadbhav Engineering Ltd.	31,229	152
* Punj Lloyd Ltd.	383,154	151
* Bajaj Hindusthan Sugar Ltd.	494,173	150
WABCO India Ltd.	1,409	143
Gillette India Ltd.	1,782	132
Polaris Consulting & Services Ltd.	43,484	127
Alstom T&D India Ltd.	15,868	127
Pfizer Ltd.	3,161	123
Srei Infrastructure Finance Ltd.	173,944	119
Videocon Industries Ltd.	52,374	107
Welspun Corp. Ltd.	66,050	102
* Adani Transmissions Ltd.	170,000	94
* Whirlpool of India Ltd.	9,616	93
Alstom India Ltd.	9,188	87
Jindal Saw Ltd.	69,044	68
* Shree Renuka Sugars Ltd.	282,316	49
* Pipavav Defence & Offshore Engineering Co. Ltd.	39,374	34
* Gujarat Gas Ltd.	3,017	26
* DEN Networks Ltd.	13,378	23

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Hathway Cable & Datacom Ltd.	23,902	15
Castex Technologies Ltd.	7,862	3
		6,716,753
Indonesia (2.4%)
Bank Central Asia Tbk PT	205,822,324	193,221
Telekomunikasi Indonesia Persero Tbk PT	848,062,605	167,757
Astra International Tbk PT	335,431,900	143,808
Bank Rakyat Indonesia Persero Tbk PT	179,866,800	137,369
Bank Mandiri Persero Tbk PT	156,604,180	99,031
Unilever Indonesia Tbk PT	19,276,530	52,014
Bank Negara Indonesia Persero Tbk PT	125,932,161	43,484
Perusahaan Gas Negara Persero Tbk PT	178,910,404	38,953
Semen Indonesia Persero Tbk PT	49,840,604	35,450
United Tractors Tbk PT	25,646,901	33,836
Kalbe Farma Tbk PT	316,853,890	32,942
Indofood Sukses Makmur Tbk PT	74,734,496	30,004
Indocement Tunggal Prakarsa Tbk PT	22,488,931	29,351
Gudang Garam Tbk PT	7,791,580	24,415
Charoen Pokphand Indonesia Tbk PT	124,089,232	22,480
Surya Citra Media Tbk PT	98,590,200	20,938
Indofood CBP Sukses Makmur Tbk PT	19,275,200	18,557
* Tower Bersama Infrastructure Tbk PT	33,729,100	17,496
* XL Axiata Tbk PT	53,052,824	12,051
Jasa Marga Persero Tbk PT	33,090,500	11,648
Media Nusantara Citra Tbk PT	85,024,750	10,992
Bank Danamon Indonesia Tbk PT	54,457,324	10,955
Adaro Energy Tbk PT	216,524,480	9,356
Astra Agro Lestari Tbk PT	5,588,980	8,075
Tambang Batubara Bukit Asam Persero Tbk PT	14,870,125	7,884
Global Mediacom Tbk PT	111,004,189	6,997
* Vale Indonesia Tbk PT	30,302,527	4,902
* Aneka Tambang Persero Tbk PT	155,997,191	4,299
Indo Tambangraya Megah Tbk PT	6,423,800	3,946
AKR Corporindo Tbk PT	7,750,300	3,329
Lippo Karawaci Tbk PT	24,466,100	2,122
* Link Net Tbk PT	4,843,100	1,512
Siloam International Hospitals Tbk PT	1,690,600	1,339
* Sigmagold Inti Perkasa Tbk PT	23,646,100	769
Pakuwon Jati Tbk PT	23,823,500	736
Salim Ivomas Pratama Tbk PT	21,088,700	713
* Agung Podomoro Land Tbk PT	27,872,200	562
Ciputra Development Tbk PT	6,259,400	493
Timah Persero Tbk PT	9,283,600	421
Surya Semesta Internusa Tbk PT	7,746,000	363
Waskita Karya Persero Tbk PT	2,552,300	302
Medco Energi Internasional Tbk PT	3,810,400	298
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,617,000	294
Wijaya Karya Beton Tbk PT	3,816,300	271
* Eagle High Plantations Tbk PT	14,206,500	243
* Harum Energy Tbk PT	3,873,200	239
MNC Investama Tbk PT	14,276,600	218
* Energi Mega Persada Tbk PT	59,051,800	216
Bumi Serpong Damai Tbk PT	1,740,600	204
Bekasi Fajar Industrial Estate Tbk PT	6,480,400	180
Summarecon Agung Tbk PT	1,743,000	176
Ramayana Lestari Sentosa Tbk PT	3,475,600	160
Matahari Putra Prima Tbk PT	861,200	140
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,667,000	92
* Lippo Cikarang Tbk PT	126,600	74
BISI International Tbk PT	805,200	70
Gajah Tunggal Tbk PT	710,600	30
		1,247,777
Malaysia (4.0%)
Public Bank Bhd. (Local)	52,248,400	219,596

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Tenaga Nasional Bhd.	59,201,507	174,093
Malayan Banking Bhd.	87,384,888	167,590
Axiata Group Bhd.	73,783,094	106,000
Sime Darby Bhd.	53,939,313	104,793
CIMB Group Holdings Bhd.	89,594,948	95,859
DiGi.Com Bhd.	63,022,050	77,117
Petronas Gas Bhd.	13,359,296	71,127
Petronas Chemicals Group Bhd.	48,136,822	71,037
IHH Healthcare Bhd.	47,442,676	69,651
Maxis Bhd.	44,666,150	68,421
Genting Bhd.	36,990,490	63,735
IOI Corp. Bhd.	61,900,378	61,207
MISC Bhd.	24,832,991	52,174
Genting Malaysia Bhd.	48,826,990	48,806
Kuala Lumpur Kepong Bhd.	8,857,412	46,900
IJM Corp. Bhd.	53,289,900	41,164
PPB Group Bhd.	10,216,208	36,668
AMMB Holdings Bhd.	32,429,858	35,990
Gamuda Bhd.	34,386,716	35,945
British American Tobacco Malaysia Bhd.	2,419,887	34,776
YTL Corp. Bhd.	91,298,456	32,032
SapuraKencana Petroleum Bhd.	64,194,162	31,476
Hong Leong Bank Bhd.	9,527,605	30,872
Telekom Malaysia Bhd.	19,052,040	29,530
Petronas Dagangan Bhd.	5,057,000	26,455
2 Astro Malaysia Holdings Bhd.	33,604,300	22,311
UMW Holdings Bhd.	11,258,120	21,500
Malaysia Airports Holdings Bhd.	14,423,500	17,750
Westports Holdings Bhd.	17,778,424	17,734
RHB Capital Bhd.	12,236,535	17,323
IOI Properties Group Bhd.	35,223,494	16,534
YTL Power International Bhd.	44,729,068	15,721
Alliance Financial Group Bhd.	18,670,617	15,530
Lafarge Malaysia Bhd.	7,239,920	15,323
Bumi Armada Bhd.	57,924,640	13,067
KLCCP Stapled Group	7,830,300	12,783
Felda Global Ventures Holdings Bhd.	29,994,157	12,393
Hong Leong Financial Group Bhd.	3,643,500	11,951
SP Setia Bhd Group	15,567,724	11,925
Berjaya Sports Toto Bhd.	14,007,398	10,428
MMC Corp. Bhd.	14,997,900	7,764
UEM Sunrise Bhd.	24,172,500	7,012
AirAsia Bhd.	19,461,548	6,679
Cahya Mata Sarawak Bhd.	3,359,800	4,155
Sunway REIT	11,174,100	3,977
Dialog Group Bhd.	5,908,700	2,193
Mah Sing Group Bhd.	7,000,300	2,148
WCT Holdings Bhd.	6,608,100	2,102
BIMB Holdings Bhd.	1,823,400	1,737
* Malaysia Marine and Heavy Engineering Holdings Bhd.	6,575,735	1,680
* Parkson Holdings Bhd.	6,504,587	1,613
Gas Malaysia Bhd.	2,000,000	1,103
Top Glove Corp. Bhd.	445,500	982
My EG Services Bhd.	760,300	523
Muhibbah Engineering M Bhd.	927,500	473
* Mudajaya Group Bhd.	1,277,400	366
TA Enterprise Bhd.	1,814,900	264
* Eco World Development Group Bhd.	666,000	212
Yinson Holdings Bhd.	204,200	140
Media Prima Bhd.	360,500	117
* Scomi Group Bhd.	2,067,100	91
DRB-Hicom Bhd.	276,300	86
* Puncak Niaga Holdings Bhd.	111,800	74
* Eastern & Oriental Bhd.	155,900	57

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Mulpha International Bhd.	759,400	53
	Wah Seong Corp. Bhd.	158,000	44
			2,110,932
Mexico (5.5%)
	America Movil SAB de CV	477,033,568	425,980
	Fomento Economico Mexicano SAB de CV	36,235,366	357,949
	Grupo Televisa SAB	44,251,746	257,482
	Wal-Mart de Mexico SAB de CV	94,578,430	249,533
	Grupo Financiero Banorte SAB de CV	38,246,856	205,963
	Grupo Mexico SAB de CV Class B	65,317,565	159,124
*	Cemex SAB de CV	215,777,825	136,773
	Alfa SAB de CV Class A	47,456,320	98,861
*	Grupo Bimbo SAB de CV Class A	31,642,910	89,788
	Fibra Uno Administracion SA de CV	40,688,469	89,369
	Grupo Financiero Inbursa SAB de CV	34,653,815	69,674
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,775,315	58,470
	Coca-Cola Femsa SAB de CV	6,998,194	53,794
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,753,900	51,823
	Mexichem SAB de CV	18,624,635	48,304
	Grupo Financiero Santander Mexico SAB de CV Class B	24,982,973	45,904
	Gruma SAB de CV Class B	2,844,431	43,895
*	Promotora y Operadora de Infraestructura SAB de CV	3,340,427	41,884
	Grupo Carso SAB de CV	8,075,554	36,003
	Kimberly-Clark de Mexico SAB de CV Class A	14,234,452	34,350
	El Puerto de Liverpool SAB de CV	2,472,800	34,341
	Gentera SAB de CV	18,616,429	34,296
	Alsea SAB de CV	8,740,210	28,722
	Industrias Penoles SAB de CV	2,143,725	28,500
	Arca Continental SAB de CV	4,397,006	28,150
	Controladora Comercial Mexicana SAB de CV	7,527,400	22,047
	Grupo Lala SAB de CV	8,127,200	20,768
	Megacable Holdings SAB de CV	5,262,308	20,055
*	OHL Mexico SAB de CV	12,886,355	16,953
	Infraestructura Energetica Nova SAB de CV	3,394,220	16,367
	Grupo Comercial Chedraui SA de CV	5,298,500	14,659
	Grupo Sanborns SAB de CV	7,139,088	12,556
	Industrias Bachoco SAB de CV Class B	2,722,900	12,426
	Grupo Elektra SAB DE CV	597,260	11,898
*	Organizacion Soriana SAB de CV Class B	4,418,744	10,676
*	Industrias CH SAB de CV Class B	2,850,698	10,331
*	Genomma Lab Internacional SAB de CV Class B	13,025,118	9,565
	Concentradora Fibra Danhos SA de CV	3,718,214	8,705
*	Promotora y Operadora de Infraestructura SAB de CV Class L	770,200	8,402
	Alpek SAB de CV	5,415,321	7,819
	Mexico Real Estate Management SA de CV	3,610,579	5,012
*	Minera Frisco SAB de CV	8,242,676	4,346
	PLA Administradora Industrial S de RL de CV	2,019,600	3,727
	Grupo Herdez SAB de CV	500,000	1,383
	Bolsa Mexicana de Valores SAB de CV	331,348	552
*	Hoteles City Express SAB de CV	306,400	411
	TV Azteca SAB de CV	607,700	98
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	22,605	39
*	Qualitas Controladora SAB de CV	28,800	36
*	Empresas ICA SAB de CV	1,500	1
	Concentradora Fibra Hotelera Mexicana SA de CV	300	—
			2,927,764
Peru (0.2%)
	Credicorp Ltd.	534,040	60,443
	Credicorp Ltd. XLIM	357,268	40,507
	Cia de Minas Buenaventura SAA ADR	2,998,096	19,218
*	Cia de Minas Buenaventura SAA	461,011	3,425
	Grana y Montero SAA	613,275	491
			124,084

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
Philippines (1.9%)
	SM Investments Corp.	5,324,944	99,200
	Ayala Land Inc.	99,425,129	75,878
	Philippine Long Distance Telephone Co.	1,449,005	68,345
	Ayala Corp.	3,979,217	66,129
	Universal Robina Corp.	14,976,710	63,907
	SM Prime Holdings Inc.	131,697,597	60,505
	JG Summit Holdings Inc.	37,219,990	56,552
	BDO Unibank Inc.	24,927,722	53,753
	Bank of the Philippine Islands	28,391,355	51,245
	Aboitiz Equity Ventures Inc.	38,749,320	45,975
	Metropolitan Bank & Trust Co.	21,847,800	39,622
	Manila Electric Co.	5,321,276	36,894
	GT Capital Holdings Inc.	1,163,506	32,568
	Jollibee Foods Corp.	6,851,439	30,100
	Alliance Global Group Inc.	70,219,534	27,268
	International Container Terminal Services Inc.	15,069,590	26,487
	Aboitiz Power Corp.	27,647,126	24,764
	Globe Telecom Inc.	506,143	24,548
	Megaworld Corp.	203,357,213	20,294
	DMCI Holdings Inc.	72,940,650	19,238
	Semirara Mining and Power Corp. Class A	5,317,532	15,174
	Energy Development Corp.	101,613,653	14,345
	LT Group Inc.	48,687,327	12,955
	Petron Corp.	37,644,100	6,498
	Bloomberry Resorts Corp.	48,267,272	6,317
	Emperador Inc.	34,000,000	6,015
	Travellers International Hotel Group Inc.	28,774,400	2,816
	Cebu Air Inc.	1,174,950	2,235
	Manila Water Co. Inc.	4,379,700	2,223
	D&L Industries Inc.	10,000,000	2,075
	First Philippine Holdings Corp.	1,339,460	2,018
	Filinvest Land Inc.	47,213,000	1,750
	Metro Pacific Investments Corp.	15,443,000	1,717
	Security Bank Corp.	565,690	1,713
	Belle Corp.	20,788,000	1,533
	Vista Land & Lifescapes Inc.	9,061,200	1,074
	Nickel Asia Corp.	5,703,800	962
	Robinsons Land Corp.	989,200	646
	Lopez Holdings Corp.	3,898,500	563
*	Melco Crown Philippines Resorts Corp.	4,926,000	385
*	Atlas Consolidated Mining & Development Corp.	1,600,000	192
	Cosco Capital Inc.	891,500	141
	First Gen Corp.	250,000	135
	Robinsons Retail Holdings Inc.	29,080	48
			1,006,802
Poland (1.6%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	14,397,629	106,542
	Powszechny Zaklad Ubezpieczen SA	935,575	90,803
^	Polski Koncern Naftowy Orlen SA	5,388,047	87,276
	Bank Pekao SA	2,185,648	84,855
	KGHM Polska Miedz SA	2,305,618	53,471
	Polskie Gornictwo Naftowe i Gazownictwo SA	30,118,633	53,417
	PGE Polska Grupa Energetyczna SA	12,171,744	45,195
	LPP SA	21,695	40,914
*	Bank Zachodni WBK SA	486,907	39,222
*	Cyfrowy Polsat SA	3,879,322	24,992
^	Energa SA	5,596,126	23,890
	Orange Polska SA	11,117,949	20,422
	Asseco Poland SA	1,332,068	19,644
*	Grupa Azoty SA	824,191	19,618
	Eurocash SA	1,414,587	19,076
*,^	mBank SA	202,480	18,985
*	Alior Bank SA	873,102	18,336

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
	CCC SA	381,985	16,681
*,^	Bank Millennium SA	10,534,768	16,648
	Tauron Polska Energia SA	16,624,868	13,022
*,^	Grupa Lotos SA	1,668,139	12,290
	Enea SA	3,567,469	11,816
	Bank Handlowy w Warszawie SA	509,895	10,371
	Synthos SA	7,020,341	6,690
*,^	Getin Noble Bank SA	17,270,145	3,569
*	CD Projekt Red SA	275,324	1,894
	Kernel Holding SA	108,993	1,471
	Warsaw Stock Exchange	92,791	984
	Lubelski Wegiel Bogdanka SA	49,497	527
*	Neuca SA	838	76
*	Jastrzebska Spolka Weglowa SA	18,668	64
	Budimex SA	961	52
*	Ciech SA	2,656	51
	Boryszew SA	32,017	42
	PKP Cargo SA	2,018	35
*	Globe Trade Centre SA	19,107	33
*	Integer.pl SA	755	22
*	Getin Holding SA	22,571	9
			863,005
Russia (4.4%)
	Sberbank PAO	183,696,668	260,341
	Magnit PJSC GDR	4,688,542	212,954
	Gazprom PAO ADR	50,231,302	211,663
	Gazprom PAO	85,443,353	181,897
*	Lukoil PJSC ADR	4,939,300	179,297
	Lukoil PJSC	3,145,383	114,452
	Novatek OAO GDR	1,014,622	92,840
	Surgutneftegas OAO Preference Shares	134,102,500	91,341
	NOVATEK OAO	8,667,771	79,305
	Tatneft PAO ADR	2,381,238	73,471
	MMC Norilsk Nickel PJSC ADR	4,816,708	71,388
	VTB Bank PJSC	58,129,231,072	65,811
	AK Transneft OAO Preference Shares	27,789	64,754
	Mobile TeleSystems PJSC ADR	8,386,979	58,960
	Rosneft OAO GDR	12,744,667	50,830
	Surgutneftegas OAO ADR	9,159,712	49,973
	MMC Norilsk Nickel OJSC	315,772	46,912
	Tatneft OAO	8,951,972	46,170
	Moscow Exchange MICEX-RTS OAO	23,949,172	33,690
	Severstal PAO	2,534,129	29,451
2	VTB Bank PJSC GDR	13,175,375	28,863
	Rostelecom PJSC	18,484,608	27,077
	Rosneft OAO	6,628,175	26,829
	Alrosa PAO	30,515,440	24,548
	RusHydro PJSC	2,341,602,363	23,853
	PhosAgro OAO GDR	1,369,966	18,487
	MegaFon PJSC GDR	1,399,337	18,082
	Novolipetsk Steel OJSC GDR	1,297,961	15,938
	Surgutneftegas OAO	27,603,149	15,468
	Sistema JSFC GDR	2,200,825	15,261
*	Uralkali PJSC	6,259,195	15,198
	E.ON Russia JSC	292,732,779	13,923
	Bashneft PAO	400,000	12,027
	Magnitogorsk Iron & Steel Works OJSC	27,115,988	10,221
	Inter RAO UES PJSC	404,169,509	7,723
*	Bashneft PAO Preference Shares	309,176	7,703
*	Tatneft PAO Preference Shares	2,509,730	7,111
*	Aeroflot - Russian Airlines OJSC	9,186,772	7,048
	Acron JSC	117,629	5,712
	Federal Grid Co. Unified Energy System JSC	5,323,286,228	5,183
	LSR Group PJSC GDR	2,164,598	4,856

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Rosseti PJSC	415,162,605	2,947
Severstal PAO GDR	70,821	832
Mobile TeleSystems PJSC	95,358	311
Novolipetsk Steel OJSC	180,757	221
* DIXY Group PJSC	10,110	52
OGK-2 PAO	5,592,002	19
* Mechel	16,780	17
TMK PAO GDR	3,670	14
* Raspadskaya OAO	23,230	14
M Video OJSC	2,126	8
Mosenergo OAO	481,888	6
* Sollers PAO	419	3
		2,331,055
South Africa (9.3%)
Naspers Ltd.	6,537,609	954,991
^ MTN Group Ltd.	29,370,786	334,378
Sasol Ltd.	9,218,179	293,592
Steinhoff International Holdings Ltd.	39,883,637	244,084
Standard Bank Group Ltd.	20,256,743	210,332
^ FirstRand Ltd.	50,786,387	186,106
Remgro Ltd.	8,139,230	162,681
Bidvest Group Ltd.	5,448,039	139,198
Sanlam Ltd.	29,358,947	132,356
Aspen Pharmacare Holdings Ltd.	5,153,529	115,579
Woolworths Holdings Ltd.	15,095,658	111,692
Growthpoint Properties Ltd.	42,474,687	77,807
Shoprite Holdings Ltd.	7,426,098	77,156
Mediclinic International Ltd.	8,310,359	72,950
Netcare Ltd.	25,329,355	72,025
Barclays Africa Group Ltd.	5,547,220	71,101
Tiger Brands Ltd.	2,760,720	63,156
^ Brait SE	5,460,841	62,422
* Mr Price Group Ltd.	3,959,926	60,719
Vodacom Group Ltd.	5,570,721	60,240
Redefine Properties Ltd.	71,989,758	60,020
Discovery Ltd.	5,358,438	57,226
* AngloGold Ashanti Ltd.	6,720,648	56,853
Nedbank Group Ltd.	3,309,837	54,955
RMB Holdings Ltd.	11,109,770	54,103
Truworths International Ltd.	7,142,291	48,255
Mondi Ltd.	2,002,040	46,512
Life Healthcare Group Holdings Ltd.	16,450,582	45,839
SPAR Group Ltd.	2,928,730	42,045
Hyprop Investments Ltd.	4,203,654	38,084
Imperial Holdings Ltd.	2,885,108	37,555
Resilient Property Income Fund Ltd.	4,233,903	37,191
Capitec Bank Holdings Ltd.	856,332	36,943
* Sappi Ltd.	9,112,106	35,937
Investec Ltd.	4,209,209	34,740
Gold Fields Ltd.	12,871,907	33,619
AVI Ltd.	5,193,514	33,058
^ Pioneer Foods Group Ltd.	2,224,802	31,822
Foschini Group Ltd.	3,046,948	31,090
Capital Property Fund Ltd.	26,463,196	30,808
MMI Holdings Ltd.	16,941,899	30,693
Clicks Group Ltd.	4,132,586	30,169
Telkom SA SOC Ltd.	5,257,045	27,597
PSG Group Ltd.	1,347,250	25,933
* Impala Platinum Holdings Ltd.	8,776,195	23,948
Coronation Fund Managers Ltd.	4,365,388	22,999
Barloworld Ltd.	3,826,642	21,603
EOH Holdings Ltd.	1,861,398	20,558
Sibanye Gold Ltd.	12,187,271	20,235
Pick n Pay Stores Ltd.	3,721,451	17,961

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	Anglo American Platinum Ltd.	984,745	17,230
	Tongaat Hulett Ltd.	1,978,067	16,915
	Liberty Holdings Ltd.	1,719,021	16,795
	Nampak Ltd.	10,070,421	16,308
*	Attacq Ltd.	10,133,132	15,989
	Massmart Holdings Ltd.	1,735,806	14,346
^	AECI Ltd.	1,995,468	13,719
	JSE Ltd.	1,371,426	13,208
^	DataTec Ltd.	3,020,153	12,918
	Reunert Ltd.	2,603,841	12,692
*	Northam Platinum Ltd.	5,689,408	12,462
	Omnia Holdings Ltd.	1,067,788	11,821
	Sun International Ltd.	1,655,896	11,444
	Distell Group Ltd.	800,307	10,289
	Santam Ltd.	638,217	10,263
	PPC Ltd.	8,174,143	9,819
^	Exxaro Resources Ltd.	2,221,682	9,189
	Wilson Bayly Holmes-Ovcon Ltd.	976,111	9,122
	Pick n Pay Holdings Ltd.	4,379,087	8,983
	Grindrod Ltd.	7,599,574	8,208
	Alexander Forbes Group Holdings Ltd.	10,395,051	6,533
	African Rainbow Minerals Ltd.	1,666,267	6,340
	Murray & Roberts Holdings Ltd.	7,177,241	5,423
	Illovo Sugar Ltd.	3,964,880	4,996
*,^	Harmony Gold Mining Co. Ltd.	6,691,411	4,712
^	Kumba Iron Ore Ltd.	915,945	3,955
^	Adcock Ingram Holdings Ltd.	1,000,000	3,754
^	Assore Ltd.	580,072	3,343
*	Tsogo Sun Holdings Ltd.	1,354,657	2,426
*	Royal Bafokeng Platinum Ltd.	1,129,971	2,285
*,^	ArcelorMittal South Africa Ltd.	2,984,502	1,777
	Oceana Group Ltd.	143,720	1,070
	KAP Industrial Holdings Ltd.	1,464,745	778
	DRDGOLD Ltd.	3,066,925	499
	Cashbuild Ltd.	19,980	476
*,^	Adbee Rf Ltd.	177,977	437
	Lewis Group Ltd.	83,395	361
	City Lodge Hotels Ltd.	23,510	254
	Famous Brands Ltd.	25,567	249
	Vukile Property Fund Ltd.	139,735	194
	SA Corporate Real Estate Fund Nominees Pty Ltd.	445,048	167
	Zeder Investments Ltd.	284,033	162
*	Curro Holdings Ltd.	54,789	158
	Astral Foods Ltd.	10,775	135
	Adcorp Holdings Ltd.	64,447	117
*	Pinnacle Holdings Ltd.	130,754	113
	Peregrine Holdings Ltd.	45,965	102
	Emira Property Fund Ltd.	64,144	85
*	Aveng Ltd.	270,073	67
*	Consolidated Infrastructure Group Ltd.	24,141	61
*	Super Group Ltd.	20,953	49
	Mpact Ltd.	13,953	49
	Blue Label Telecoms Ltd.	56,795	48
*,^	Adcock Ingram Holdings Ltd. Warrants Expires 7/26/2019	73,897	42
	Raubex Group Ltd.	25,840	31
	Clover Industries Ltd.	18,924	26
	Metair Investments Ltd.	11,660	26
	Hudaco Industries Ltd.	1,513	12
	Invicta Holdings Ltd.	1,982	9
	Group Five Ltd.	3,676	6
	Merafe Resources Ltd.	39,391	2
*	African Bank Investments Ltd.	23,997,414	—
			4,893,965

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Taiwan (14.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	252,443,845	1,066,971
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	30,005,615	658,923
Hon Hai Precision Industry Co. Ltd.	228,001,108	604,553
Fubon Financial Holding Co. Ltd.	122,044,336	196,524
MediaTek Inc.	24,533,192	190,445
Formosa Plastics Corp.	82,099,616	190,081
Cathay Financial Holding Co. Ltd.	133,618,966	189,849
Nan Ya Plastics Corp.	95,685,253	189,698
Delta Electronics Inc.	34,002,245	172,360
Formosa Chemicals & Fibre Corp.	74,518,918	170,435
CTBC Financial Holding Co. Ltd.	281,337,959	153,910
Uni-President Enterprises Corp.	82,611,783	139,330
Largan Precision Co. Ltd.	1,723,135	133,090
China Steel Corp.	207,908,385	125,481
Mega Financial Holding Co. Ltd.	170,131,340	123,378
Catcher Technology Co. Ltd.	12,109,463	118,084
Asustek Computer Inc.	12,248,958	109,332
Chunghwa Telecom Co. Ltd.	32,953,913	100,982
^ Chunghwa Telecom Co. Ltd. ADR	3,071,064	94,097
Taiwan Mobile Co. Ltd.	28,819,796	90,675
Hotai Motor Co. Ltd.	6,993,000	81,372
Formosa Petrochemical Corp.	32,860,393	79,675
Pegatron Corp.	32,426,897	78,896
Quanta Computer Inc.	45,589,165	77,657
Advanced Semiconductor Engineering Inc.	66,075,717	76,565
E.Sun Financial Holding Co. Ltd.	126,549,105	75,950
First Financial Holding Co. Ltd.	153,005,410	74,059
Yuanta Financial Holding Co. Ltd.	173,641,129	67,985
China Development Financial Holding Corp.	245,619,649	65,853
President Chain Store Corp.	9,890,647	65,508
Pou Chen Corp.	45,244,531	63,630
Far Eastern New Century Corp.	68,399,322	62,090
Hua Nan Financial Holdings Co. Ltd.	129,055,959	62,003
Taiwan Cooperative Financial Holding Co. Ltd.	137,619,756	61,484
Taiwan Cement Corp.	54,240,877	60,151
Far EasTone Telecommunications Co. Ltd.	27,369,343	59,299
Cheng Shin Rubber Industry Co. Ltd.	31,928,883	57,735
Innolux Corp.	167,163,726	55,933
Taishin Financial Holding Co. Ltd.	141,538,607	55,233
SinoPac Financial Holdings Co. Ltd.	159,928,284	52,600
Foxconn Technology Co. Ltd.	18,719,683	48,815
Eclat Textile Co. Ltd.	3,190,600	46,902
Advanced Semiconductor Engineering Inc. ADR	7,638,994	43,848
Compal Electronics Inc.	70,520,629	43,750
Asia Cement Corp.	40,074,529	41,478
Advantech Co. Ltd.	5,721,619	40,938
United Microelectronics Corp. ADR	20,702,433	38,300
Lite-On Technology Corp.	36,730,135	38,080
Hermes Microvision Inc.	973,369	37,108
United Microelectronics Corp.	98,295,970	35,790
Giant Manufacturing Co. Ltd.	4,725,721	35,533
Novatek Microelectronics Corp.	9,959,817	33,672
Chang Hwa Commercial Bank Ltd.	64,623,294	33,474
* Inotera Memories Inc.	42,348,000	32,451
HTC Corp.	12,791,925	30,714
Shin Kong Financial Holding Co. Ltd.	127,119,583	30,346
Inventec Corp.	52,581,489	30,071
AU Optronics Corp.	92,924,669	27,142
Feng TAY Enterprise Co. Ltd.	4,765,777	27,058
Teco Electric and Machinery Co. Ltd.	30,844,000	26,856
Chicony Electronics Co. Ltd.	10,077,885	23,948
Synnex Technology International Corp.	21,805,055	22,897
Siliconware Precision Industries Co. Ltd.	16,393,139	21,679

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
^ Siliconware Precision Industries Co. Ltd. ADR	3,195,806	21,380
* Acer Inc.	50,438,632	21,314
Wistron Corp.	40,707,968	20,392
Vanguard International Semiconductor Corp.	14,614,000	18,729
Formosa Taffeta Co. Ltd.	18,844,868	18,618
* Taiwan Business Bank	71,379,872	18,304
* Eva Airways Corp.	29,793,242	17,422
Realtek Semiconductor Corp.	8,269,241	17,206
^ AU Optronics Corp. ADR	5,605,661	16,200
Taiwan Fertilizer Co. Ltd.	12,563,100	15,997
* Walsin Lihwa Corp.	63,727,770	15,370
Yulon Motor Co. Ltd.	14,172,584	14,985
* China Airlines Ltd.	40,827,050	14,593
Taiwan Secom Co. Ltd.	4,647,805	13,948
Transcend Information Inc.	4,838,981	13,419
Epistar Corp.	14,832,732	13,275
Capital Securities Corp.	42,981,422	12,742
Eternal Materials Co. Ltd.	13,445,697	12,714
Evergreen Marine Corp. Taiwan Ltd.	27,741,358	12,307
Wan Hai Lines Ltd.	17,354,450	11,436
TPK Holding Co. Ltd.	4,376,667	10,807
Far Eastern International Bank	32,425,493	10,073
* Macronix International	65,922,541	9,604
* Taiwan Glass Industry Corp.	24,396,551	9,594
Cheng Uei Precision Industry Co. Ltd.	6,545,473	9,556
U-Ming Marine Transport Corp.	8,051,356	9,448
Unimicron Technology Corp.	21,630,754	9,439
Feng Hsin Steel Co. Ltd.	7,692,310	8,870
China Motor Corp.	12,324,000	8,672
Oriental Union Chemical Corp.	11,373,000	8,507
Nanya Technology Corp.	6,486,000	7,930
YFY Inc.	22,827,000	7,844
* Yang Ming Marine Transport Corp.	25,191,195	7,599
Cathay Real Estate Development Co. Ltd.	17,052,000	7,367
President Securities Corp.	14,169,000	6,295
Ton Yi Industrial Corp.	11,561,000	5,628
Nan Ya Printed Circuit Board Corp.	4,378,521	4,409
Chroma ATE Inc.	2,376,000	4,230
Airtac International Group	790,000	4,084
Yulon Nissan Motor Co. Ltd.	416,188	3,630
Lung Yen Life Service Corp.	1,358,000	2,688
King Slide Works Co. Ltd.	180,000	2,353
Coretronic Corp.	2,159,000	1,983
China Life Insurance Co. Ltd.	2,122,000	1,742
Accton Technology Corp.	2,241,000	1,401
Chipbond Technology Corp.	841,000	1,190
Merida Industry Co. Ltd.	196,000	1,142
United Integrated Services Co. Ltd.	961,000	1,129
Formosan Rubber Group Inc.	1,867,000	1,053
Powertech Technology Inc.	460,000	1,012
Makalot Industrial Co. Ltd.	126,000	955
WPG Holdings Ltd.	782,000	814
Holtek Semiconductor Inc.	538,000	805
Radiant Opto-Electronics Corp.	247,000	759
Yageo Corp.	474,000	745
TXC Corp.	639,000	745
WT Microelectronics Co. Ltd.	647,000	723
Darwin Precisions Corp.	1,817,000	715
Formosa International Hotels Corp.	103,000	707
* Orient Semiconductor Electronics Ltd.	1,958,000	706
Taichung Commercial Bank Co. Ltd.	2,303,000	701
AmTRAN Technology Co. Ltd.	1,387,000	700
OptoTech Corp.	2,131,000	682
Highwealth Construction Corp.	448,000	658

34

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
eMemory Technology Inc.	62,000	634
Flytech Technology Co. Ltd.	190,000	604
Sigurd Microelectronics Corp.	895,000	599
Toung Loong Textile Manufacturing	199,000	599
Taiwan TEA Corp.	1,343,000	586
Greatek Electronics Inc.	576,000	567
GeoVision Inc.	217,000	536
* Eastern Media International Corp.	2,322,000	533
Pan Jit International Inc.	1,350,000	533
* Ability Enterprise Co. Ltd.	936,000	515
* Wei Chuan Foods Corp.	859,000	512
* Taiwan Styrene Monomer	1,178,000	510
Ruentex Development Co. Ltd.	407,000	493
China Chemical & Pharmaceutical Co. Ltd.	863,000	492
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	238,000	488
Ruentex Industries Ltd.	265,000	486
ITE Technology Inc.	565,000	481
Kinik Co.	274,000	480
Dynapack International Technology Corp.	294,000	479
Sporton International Inc.	79,000	476
Depo Auto Parts Ind Co. Ltd.	140,000	468
Tyntek Corp.	987,000	464
BES Engineering Corp.	1,976,000	464
Test Rite International Co. Ltd.	740,000	463
Tainan Spinning Co. Ltd.	978,000	463
* Nan Kang Rubber Tire Co. Ltd.	522,000	460
Namchow Chemical Industrial Co. Ltd.	208,000	450
Lite-On Semiconductor Corp.	642,000	450
Richtek Technology Corp.	77,000	449
San Shing Fastech Corp.	220,000	448
Poya International Co. Ltd.	39,000	442
Global Unichip Corp.	218,000	435
Wowprime Corp.	75,000	435
Cleanaway Co. Ltd.	88,000	432
KEE TAI Properties Co. Ltd.	804,000	422
Jess-Link Products Co. Ltd.	399,000	419
Walsin Technology Corp.	733,000	405
* Ta Chong Bank Ltd.	956,000	405
Simplo Technology Co. Ltd.	113,000	399
Cyberlink Corp.	186,000	398
Topco Scientific Co. Ltd.	250,000	396
Tong-Tai Machine & Tool Co. Ltd.	533,000	394
Lien Hwa Industrial Corp.	635,000	390
Faraday Technology Corp.	238,000	385
YungShin Global Holding Corp.	264,000	384
Standard Foods Corp.	160,000	384
Taiwan Cogeneration Corp.	543,000	381
Unitech Printed Circuit Board Corp.	1,061,000	377
Global Mixed Mode Technology Inc.	201,000	370
China Bills Finance Corp.	1,066,000	369
Taiwan Surface Mounting Technology Corp.	388,000	361
Goldsun Building Materials Co. Ltd.	1,235,000	361
Mercuries & Associates Holding Ltd.	540,000	354
China Metal Products	394,000	353
Kenda Rubber Industrial Co. Ltd.	219,000	352
Posiflex Technology Inc.	66,000	347
Microlife Corp.	136,000	346
Lextar Electronics Corp.	612,000	341
Sonix Technology Co. Ltd.	293,000	334
Aten International Co. Ltd.	151,000	333
Gourmet Master Co. Ltd.	53,000	321
USI Corp.	766,000	318
Prince Housing & Development Corp.	1,012,000	314
Elite Advanced Laser Corp.	73,000	307

35

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
CTCI Corp.	235,000	306
Shinkong Synthetic Fibers Corp.	1,108,000	302
Green Seal Holding Ltd.	77,000	289
Zhen Ding Technology Holding Ltd.	99,000	281
Soft-World International Corp.	143,000	281
Nan Liu Enterprise Co. Ltd.	50,000	279
ACES Electronic Co. Ltd.	348,000	278
Zeng Hsing Industrial Co. Ltd.	66,000	276
* D-Link Corp.	872,000	276
Great Wall Enterprise Co. Ltd.	456,000	275
Taiwan Sogo Shin Kong SEC	225,000	271
Tung Ho Steel Enterprise Corp.	489,000	265
* Microbio Co. Ltd.	322,000	263
Yungtay Engineering Co. Ltd.	163,000	263
Lealea Enterprise Co. Ltd.	903,000	261
Long Chen Paper Co. Ltd.	718,000	260
Chung-Hsin Electric & Machinery Manufacturing Corp.	471,000	252
Darfon Electronics Corp.	478,000	248
Rich Development Co. Ltd.	772,000	248
TA Chen Stainless Pipe	510,000	246
Clevo Co.	228,000	245
Silergy Corp.	24,000	244
Unizyx Holding Corp.	634,000	243
* Continental Holdings Corp.	727,000	238
Asia Polymer Corp.	411,000	238
Taiwan Land Development Corp.	719,000	237
Solar Applied Materials Technology Co.	372,000	236
Test Research Inc.	135,000	236
Jentech Precision Industrial Co. Ltd.	167,000	233
* Tatung Co. Ltd.	1,266,000	230
WUS Printed Circuit Co. Ltd.	276,000	224
* Li Peng Enterprise Co. Ltd.	793,000	222
Unity Opto Technology Co. Ltd.	317,000	222
Evergreen International Storage & Transport Corp.	534,000	221
Elan Microelectronics Corp.	198,000	217
Advanced Wireless Semiconductor Co.	91,000	216
* Genesis Photonics Inc.	773,000	215
Taiwan Semiconductor Co. Ltd.	247,000	214
Syncmold Enterprise Corp.	137,000	214
Xxentria Technology Materials Corp.	71,000	207
China Synthetic Rubber Corp.	275,000	203
Gigabyte Technology Co. Ltd.	194,000	202
ITEQ Corp.	287,000	197
Tripod Technology Corp.	127,000	196
Senao International Co. Ltd.	143,000	195
* LES Enphants Co. Ltd.	346,000	194
Wah Lee Industrial Corp.	137,000	192
Grand Pacific Petrochemical	393,000	192
Taiyen Biotech Co. Ltd.	257,000	191
Taiwan Hon Chuan Enterprise Co. Ltd.	120,000	190
* Kinpo Electronics	584,000	189
CHC Healthcare Group	107,000	188
King Yuan Electronics Co. Ltd.	295,000	187
Lingsen Precision Industries Ltd.	605,000	182
* Silicon Integrated Systems Corp.	952,000	181
Long Bon International Co. Ltd.	281,000	178
Rechi Precision Co. Ltd.	250,000	177
Adlink Technology Inc.	66,000	176
Pan-International Industrial Corp.	424,000	174
UPC Technology Corp.	568,000	173
ALI Corp.	340,000	172
YC INOX Co. Ltd.	285,000	171
Brogent Technologies Inc.	20,000	171
Ginko International Co. Ltd.	16,000	169

36

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Sanyang Motor Co. Ltd.	252,000	167
* AGV Products Corp.	799,000	167
Kindom Construction Corp.	298,000	167
Sampo Corp.	414,000	167
* Green Energy Technology Inc.	330,000	164
Hung Sheng Construction Ltd.	330,000	159
* Asia Pacific Telecom Co. Ltd.	480,000	153
Yieh Phui Enterprise Co. Ltd.	646,000	153
Cheng Loong Corp.	434,000	153
CSBC Corp. Taiwan	360,000	152
Sincere Navigation Corp.	272,000	151
Federal Corp.	325,000	148
Globe Union Industrial Corp.	310,000	146
Holy Stone Enterprise Co. Ltd.	142,000	144
* Wafer Works Corp.	416,000	141
ENG Electric Co. Ltd.	283,000	140
Sunrex Technology Corp.	314,000	140
* CMC Magnetics Corp.	1,126,000	135
Taiwan Paiho Ltd.	56,000	134
Chailease Holding Co. Ltd.	70,000	133
Kuoyang Construction Co. Ltd.	362,000	126
Phison Electronics Corp.	17,000	122
* G Tech Optoelectronics Corp.	260,000	119
China General Plastics Corp.	271,000	119
* Global Brands Manufacture Ltd.	532,000	118
Huaku Development Co. Ltd.	62,000	117
Win Semiconductors Corp.	86,000	116
* Shining Building Business Co. Ltd.	324,000	116
Universal Cement Corp.	163,000	115
Topkey Corp.	29,000	112
PChome Online Inc.	10,000	111
* Pihsiang Machinery Manufacturing Co. Ltd.	47,000	111
King's Town Bank Co. Ltd.	136,000	108
Silitech Technology Corp.	187,000	108
Infortrend Technology Inc.	250,000	107
TTY Biopharm Co. Ltd.	38,000	107
Gemtek Technology Corp.	207,000	105
* KYE Systems Corp.	332,000	103
Voltronic Power Technology Corp.	8,000	102
Sinyi Realty Inc.	114,000	99
CyberTAN Technology Inc.	189,000	98
Chlitina Holding Ltd.	12,000	97
Taiwan Fire & Marine Insurance Co. Ltd.	143,000	97
Tsann Kuen Enterprise Co. Ltd.	144,000	97
Hsin Kuang Steel Co. Ltd.	220,000	94
* Concord Securities Co. Ltd.	463,000	93
Radium Life Tech Co. Ltd.	235,000	90
* Microelectronics Technology Inc.	323,000	90
* Swancor Ind Co. Ltd.	13,000	89
* Chung Hung Steel Corp.	590,000	89
Bank of Kaohsiung Co. Ltd.	320,000	87
Taiwan Mask Corp.	355,000	86
Hiwin Technologies Corp.	15,000	83
Ambassador Hotel	94,000	81
Hung Poo Real Estate Development Corp.	121,000	81
Elite Material Co. Ltd.	38,000	77
* LCY Chemical Corp.	87,000	77
Great China Metal Industry	85,000	75
Cub Elecparts Inc.	6,000	75
St. Shine Optical Co. Ltd.	5,000	75
* China Man-Made Fiber Corp.	248,000	71
* E-Ton Solar Tech Co. Ltd.	193,000	71
Chinese Maritime Transport Ltd.	99,000	69
* Ritek Corp.	766,000	69

37

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Champion Building Materials Co. Ltd.	318,000	68
Sino-American Silicon Products Inc.	55,000	68
Quanta Storage Inc.	108,000	67
* Ta Ya Electric Wire & Cable	424,000	63
XPEC Entertainment Inc.	23,000	63
* Dynamic Electronics Co. Ltd.	208,000	60
Nien Hsing Textile Co. Ltd.	92,000	60
* China Electric Manufacturing Corp.	233,000	59
Tung Thih Electronic Co. Ltd.	7,000	57
* Taiwan Liposome Co. Ltd.	13,000	55
Taiwan FamilyMart Co. Ltd.	8,000	52
Chia Hsin Cement Corp.	155,000	51
Taiwan Navigation Co. Ltd.	122,000	51
* Chinese Gamer International Corp.	39,000	50
King's Town Construction Co. Ltd.	87,000	50
Shih Wei Navigation Co. Ltd.	124,000	50
* Winbond Electronics Corp.	204,000	49
Chun Yuan Steel	163,000	48
MIN AIK Technology Co. Ltd.	25,000	48
Visual Photonics Epitaxy Co. Ltd.	38,000	45
Young Optics Inc.	35,000	43
Waterland Financial Holdings Co. Ltd.	170,000	42
Advanced International Multitech Co. Ltd.	62,000	40
L&K Engineering Co. Ltd.	66,000	38
Sunplus Technology Co. Ltd.	92,000	36
Sheng Yu Steel Co. Ltd.	62,000	34
TYC Brother Industrial Co. Ltd.	47,000	34
FSP Technology Inc.	54,120	34
Ardentec Corp.	43,000	33
Taiwan Sanyo Electric Co. Ltd.	39,000	32
* Gigastorage Corp.	41,000	32
* Ho Tung Chemical Corp.	132,000	30
Huang Hsiang Construction Corp.	37,000	30
Phihong Technology Co. Ltd.	102,000	30
* Medigen Biotechnology Corp.	10,000	29
Getac Technology Corp.	40,000	27
First Steamship Co. Ltd.	72,000	26
A-DATA Technology Co. Ltd.	20,000	20
Etron Technology Inc.	48,000	20
* Taigen Biopharmaceuticals Holdings Ltd.	18,000	15
Everlight Chemical Industrial Corp.	18,000	12
Alpha Networks Inc.	19,000	11
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
* Taichung Commercial Bank Co Ltd Rights Expire 11/23/15	22,321	—
		7,494,157
Thailand (2.7%)
* Advanced Info Service PCL (Local)	19,938,377	130,566
* CP ALL PCL (Local)	73,899,830	103,620
* Siam Commercial Bank PCL (Local)	26,128,957	97,703
PTT PCL (Foreign)	8,133,737	62,609
* Kasikornbank PCL	12,816,700	62,009
* Airports of Thailand PCL	7,079,800	59,176
^ Siam Cement PCL (Foreign)	4,637,817	59,072
^ Intouch Holdings PCL	25,640,650	53,998
* PTT Exploration and Production PCL (Local)	23,315,706	47,582
* PTT PCL	6,143,000	47,286
* Bangkok Bank PCL (Local)	8,389,343	39,422
* Bangkok Dusit Medical Services PCL	64,788,500	34,534
^ Big C Supercenter PCL	5,861,500	32,931
Kasikornbank PCL (Foreign)	6,767,549	32,742
PTT Global Chemical PCL (Foreign)	19,950,507	31,141
* Bumrungrad Hospital PCL	4,892,801	29,625
* Central Pattana PCL	22,433,328	28,986
Krung Thai Bank PCL (Foreign)	59,887,051	28,743

38

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

			Market
			Value
		Shares	($000)
*	TMB Bank PCL	367,177,800	27,371
*	Minor International PCL	31,228,230	26,706
*	BTS Group Holdings PCL	96,724,300	26,212
*	True Corp. PCL	85,645,400	24,258
*	Total Access Communication PCL (Local)	12,284,400	23,417
*	Thai Oil PCL	14,471,700	21,978
*	Delta Electronics Thailand PCL	8,552,200	20,247
*	Electricity Generating PCL	4,129,500	18,035
*	Thai Union Group PCL	34,614,600	17,168
*	Charoen Pokphand Foods PCL	28,403,200	16,497
	IRPC PCL (Foreign)	138,017,360	15,765
	Glow Energy PCL (Foreign)	6,520,655	15,680
^	Land & Houses PCL	63,407,380	15,207
	Charoen Pokphand Foods PCL (Foreign)	25,553,800	14,842
*	Home Product Center PCL	72,355,679	14,207
*	PTT Global Chemical PCL	8,007,600	12,499
	Indorama Ventures PCL Foreign Shares	19,164,164	12,390
*,^	True Corp. PCL	42,285,523	11,977
*	Banpu PCL (Local)	18,447,300	11,223
^	Ratchaburi Electricity Generating Holding PCL	7,485,600	11,144
*	Siam City Cement PCL (Local)	1,119,483	10,621
^	BEC World PCL (Foreign)	10,649,325	9,408
*	Bangkok Life Assurance PCL	6,207,000	8,975
*	Berli Jucker PCL	5,862,500	6,172
*	BTS Rail Mass Transit Growth Infrastructure Fund	18,926,300	5,373
*	BEC World PCL	5,752,100	5,081
^	Siam Cement PCL NVDR	376,300	4,793
*	Indorama Ventures PCL	6,225,400	4,025
*	Thanachart Capital PCL	3,532,900	3,325
*	IRPC PCL	25,844,200	2,952
*	Thai Airways International PCL	8,863,100	2,511
*	Bangchak Petroleum PCL	2,289,200	2,311
*	Glow Energy PCL	837,700	2,014
*	Digital Telecommunications Infrastructure Fund	4,107,300	1,454
	Bangkok Bank PCL (Foreign)	282,900	1,329
*	Sri Trang Agro-Industry PCL	4,185,500	1,328
*	Krung Thai Bank PCL	2,591,100	1,244
*	Robinson Department Store PCL	1,048,500	1,161
*	Central Plaza Hotel PCL	964,100	1,027
*	Krungthai Card PCL	280,200	784
*	Major Cineplex Group PCL	754,100	656
*	SPCG PCL	872,400	588
*	CK Power PCL	7,968,500	559
*	PTG Energy PCL	1,240,500	522
*	Dynasty Ceramic PCL	4,075,000	465
*	Siam Global House PCL	1,477,700	431
*	Srisawad Power 1979 PCL	312,500	383
*	TTW PCL	1,161,500	352
*	Thai Vegetable Oil PCL	449,800	334
*	Hana Microelectronics PCL	340,800	329
*	Bangkok Chain Hospital PCL	1,326,200	248
*	Kiatnakin Bank PCL	256,500	241
*	Bangkok Expressway PCL	233,800	236
*	Superblock PCL	5,491,200	229
*	GFPT PCL	728,400	215
*	KCE Electronics PCL	122,200	212
*	VGI Global Media PCL	1,911,200	199
*	Amata Corp. PCL	508,400	196
*	Bangkok Airways Co. Ltd.	333,200	188
*	Carabao Group PCL	162,300	178
*	Univentures PCL	892,700	177
*	OBI Pharma Inc.	13,000	160
*	Indorama Ventures PCL Warrants Expire 8/24/2017	2,633,776	158
*	Siam Cement PCL	11,600	148

39

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
* Cal-Comp Electronics Thailand PCL	1,513,200	135
* AP Thailand PCL	787,100	132
* Minor International Warrants Expire 11/03/2017	1,432,265	129
* Indorama Ventures Warrants Expire 8/24/2018	2,025,981	113
* Precious Shipping PCL	443,100	85
* Bangkok Metro PCL	1,238,800	63
* TICON Industrial Connection PCL	164,600	55
* Thai Reinsurance PCL	459,200	37
* Maybank Kim Eng Securities Thailand PCL	51,100	33
* U City PCL	9,733,800	11
Bank of Ayudhya PCL	558	1
		1,422,654
Turkey (1.7%)
Turkiye Garanti Bankasi AS	35,104,164	91,101
Akbank TAS	34,337,432	88,170
BIM Birlesik Magazalar AS	3,760,798	76,486
* Tupras Turkiye Petrol Rafinerileri AS	2,074,736	54,787
Turkcell Iletisim Hizmetleri AS	13,409,403	53,335
KOC Holding AS	10,777,616	48,779
Haci Omer Sabanci Holding AS (Bearer)	13,709,002	43,471
Turkiye Halk Bankasi AS	10,432,170	39,156
Turkiye Is Bankasi	22,749,248	38,840
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	34,490,022	33,466
Eregli Demir ve Celik Fabrikalari TAS	23,220,233	32,929
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,379,465	26,652
* Turk Hava Yollari AO	8,965,203	26,466
Turkiye Vakiflar Bankasi TAO	17,967,287	25,622
TAV Havalimanlari Holding AS	2,651,707	20,822
Turk Telekomunikasyon AS	8,997,980	19,394
Yapi ve Kredi Bankasi AS	14,515,590	17,667
Ulker Biskuvi Sanayi AS	2,603,036	17,585
Coca-Cola Icecek AS	1,235,612	15,657
Enka Insaat ve Sanayi AS	8,830,321	15,644
Arcelik AS	2,816,831	15,358
Ford Otomotiv Sanayi AS	1,292,895	15,205
Tofas Turk Otomobil Fabrikasi AS	2,008,158	13,255
* Petkim Petrokimya Holding AS	7,038,047	10,377
Turkiye Sise ve Cam Fabrikalari AS	8,650,486	9,907
Aselsan Elektronik Sanayi Ve Ticaret AS	1,736,374	8,306
Turkiye Sinai Kalkinma Bankasi AS	13,264,898	7,005
Aygaz AS	1,299,331	4,879
Turk Traktor ve Ziraat Makineleri AS	194,665	4,633
Koza Altin Isletmeleri AS	800,427	4,499
Yazicilar Holding AS Class A	744,486	4,149
Akcansa Cimento AS	725,531	3,409
* Migros Ticaret AS	390,972	2,306
* Pegasus Hava Tasimaciligi AS	298,260	1,912
Dogus Otomotiv Servis ve Ticaret AS	328,023	1,190
* Afyon Cimento Sanayi TAS	313,425	659
* Vestel Elektronik Sanayi ve Ticaret AS	176,801	299
* Ihlas Holding AS	2,348,560	201
* Asya Katilim Bankasi AS	709,921	195
* NET Holding AS	158,813	180
* Dogan Sirketler Grubu Holding AS	544,539	116
* Adana Cimento Sanayii TAS Class A	51,270	116
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	192,589	87
* Zorlu Enerji Elektrik Uretim AS	159,224	84
Tekfen Holding AS	54,391	78
Gubre Fabrikalari TAS	32,721	74
Aksigorta AS	102,669	65
Trakya Cam Sanayii AS	92,863	61
Otokar Otomotiv Ve Savunma Sanayi A.S.	1,880	50
* Koza Anadolu Metal Madencilik Isletmeleri AS	93,722	50
* Akenerji Elektrik Uretim AS	142,793	46

40

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

		Market
		Value
	Shares	($000)
Konya Cimento Sanayii AS	363	37
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	38,651	32
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	48,304	29
Bagfas Bandirma Gubre Fabrikalari AS	6,347	29
* Aksa Enerji Uretim AS Class B	24,978	22
Is Gayrimenkul Yatirim Ortakligi AS	39,706	20
Aksa Akrilik Kimya Sanayii AS	5,123	19
Anadolu Hayat Emeklilik AS	9,847	18
* Vakif Gayrimenkul Yatirim Ortakligi AS	21,316	17
* Soda Sanayii AS	9,767	16
Cimsa Cimento Sanayi VE Ticaret AS	2,812	15
Bizim Toptan Satis Magazalari AS	2,803	13
Albaraka Turk Katilim Bankasi AS	23,039	11
* Anadolu Cam Sanayii AS	10,243	8
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	12,333	7
Alarko Holding AS	5,583	6
* Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,907	6
* Sekerbank TAS	5,285	3
Akfen Holding AS	967	3
Turcas Petrol AS	4,737	3
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,915	2
		895,096
United Arab Emirates (1.0%)
Emaar Properties PJSC	60,469,105	105,169
First Gulf Bank PJSC	19,648,644	66,042
Abu Dhabi Commercial Bank PJSC	31,169,213	63,630
DP World Ltd.	2,784,408	56,251
Aldar Properties PJSC	52,720,332	32,689
* Emaar Malls Group PJSC	37,209,196	31,696
Dubai Islamic Bank PJSC	17,243,456	30,344
Union National Bank PJSC	19,446,988	29,633
DAMAC Properties Dubai Co. PJSC	23,019,285	18,599
* Arabtec Holding PJSC	36,363,373	16,115
* Dubai Parks & Resorts PJSC	45,758,284	15,630
Air Arabia PJSC	38,382,149	14,101
Dubai Financial Market PJSC	25,927,037	10,089
Al Waha Capital PJSC	15,340,307	9,076
* Dana Gas PJSC	55,802,470	7,132
Dubai Investments PJSC	11,252,909	6,917
* Deyaar Development PJSC	26,515,495	4,276
Union Properties PJSC	17,034,345	3,989
Agthia Group PJSC	403,030	839
* Eshraq Properties Co. PJSC	1,420,149	239
* Amanat Holdings PJSC	1,072,479	225
RAK Properties PJSC	1,277,197	202
National Central Cooling Co. PJSC	377,043	116
* Drake & Scull International PJSC	506,873	79
		523,078

Total Common Stocks (Cost $59,224,230)		52,500,639

41

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2015

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.1%)
3,4	Vanguard Market Liquidity Fund	0.207%		1,117,390,788	1,117,391

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.170%	11/18/15	10,000	10,000
5	Federal Home Loan Bank Discount Notes	0.195%	12/2/15	1,000	1,000
5	Federal Home Loan Bank Discount Notes	0.197%	12/4/15	7,000	6,999
5	Federal Home Loan Bank Discount Notes	0.145%	12/11/15	10,000	9,999
6,7	Freddie Mac Discount Notes	0.245%	1/5/16	10,000	9,998
6,7	Freddie Mac Discount Notes	0.220%	3/30/16	15,000	14,991
					52,987
Total Temporary Cash Investments (Cost $1,170,369)					1,170,378
Total Investments (101.4%) (Cost $60,394,599)					53,671,017
Other Assets and Liabilities—Net (-1.4%)[4]					(755,984)
Net Assets (100%)					52,915,033

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $837,779,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate value of these securities was $448,381,000, representing 0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $924,747,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $17,793,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

42

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© 2015 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA5330 122015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Emerging Markets Stock Index Fund:

In our opinion, the accompanying statement of net assets investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Emerging Markets Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the "Fund") at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 15 2015

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	December 18, 2015

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	December 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.